UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Asset Allocation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,040.10	$ 6.56**
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.49**
Class T
Actual	$ 1,000.00	$ 1,038.00	$ 7.88**
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.80**
Class B
Actual	$ 1,000.00	$ 1,035.40	$ 10.50**
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 10.41**
HypotheticalA	$ 1,000.00	$ 1,014.71	$ 10.30**
Institutional Class
Actual	$ 1,000.00	$ 1,041.80	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.29%**
Class T	1.55%**
Class B	2.07%**
Class C	2.05%**
Institutional Class	.96%

** If changes to voluntary expense limitations effective February 1, 2005, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Class A	1.25%
Actual		$ 6.36
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.62
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 10.15
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 10.15
HypotheticalA		$ 10.05

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.3	5.1
UnitedHealth Group, Inc.	4.5	4.7
American International Group, Inc.	3.9	3.7
Johnson & Johnson	2.7	1.3
KB Home	2.3	1.5
Valero Energy Corp.	1.9	1.0
Toll Brothers, Inc.	1.9	1.2
D.R. Horton, Inc.	1.8	1.6
Affiliated Computer Services, Inc. Class A	1.6	1.7
General Electric Co.	1.6	0.3
	27.5
Market Sectors as of May 31, 2005
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.1	16.4
Financials	10.1	11.2
Industrials	9.9	8.4
Health Care	9.3	10.6
Information Technology	8.0	8.8
Energy	7.3	3.1
Telecommunication Services	6.4	7.3
Materials	3.7	4.4
Consumer Staples	1.4	1.2
Utilities	0.2	0.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005*	As of November 30, 2004**
Stock class 75.7%	Stock class 74.0%
Bond class 13.8%	Bond class 13.0%
Short-term class 10.5%	Short-term class 13.0%

* Foreign investments	11.6%	** Foreign investments	10.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.2%
Honda Motor Co. Ltd.	2,900	$ 143,376
Renault SA	1,300	111,260
		254,636
Distributors - 0.1%
Li & Fung Ltd.	46,000	88,094
Hotels, Restaurants & Leisure - 1.0%
Applebee's International, Inc.	19,050	519,494
Carnival Corp. unit	5,800	306,820
Carnival PLC	3,100	170,965
McDonald's Corp.	18,100	560,014
		1,557,293
Household Durables - 9.1%
D.R. Horton, Inc.	81,833	2,828,978
Harman International Industries, Inc.	12,100	1,002,606
Hovnanian Enterprises, Inc. Class A (a)	20,800	1,291,680
KB Home	52,200	3,525,588
Ryland Group, Inc.	33,600	2,301,600
Techtronic Industries Co. Ltd.	48,000	107,347
Thomson SA	7,900	199,968
Toll Brothers, Inc. (a)	32,180	2,979,546
		14,237,313
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	10,400	395,304
Leisure Equipment & Products - 0.0%
Sega Sammy Holdings, Inc. (a)	1,400	80,462
Media - 2.8%
Clear Channel Communications, Inc.	83,297	2,434,771
NTL, Inc. (a)	29,958	1,925,700
Reuters Group PLC	14,600	102,404
		4,462,875
Multiline Retail - 1.7%
Don Quijote Co. Ltd.	1,200	65,337
Nordstrom, Inc.	10,700	653,128
Target Corp.	36,200	1,943,940
		2,662,405
Specialty Retail - 0.9%
Home Depot, Inc.	36,400	1,432,340
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	6,380	$ 174,539
TOTAL CONSUMER DISCRETIONARY		25,345,261
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Pernod-Ricard	800	123,547
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	26,170	1,236,009
Food Products - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	164,000	110,663
Groupe Danone	1,200	110,380
People's Food Holdings Ltd.	102,000	57,217
		278,260
Tobacco - 0.3%
Altria Group, Inc.	7,900	530,406
TOTAL CONSUMER STAPLES		2,168,222
ENERGY - 7.3%
Energy Equipment & Services - 2.6%
BJ Services Co.	6,600	332,310
Halliburton Co.	32,200	1,376,228
Nabors Industries Ltd. (a)	5,900	325,149
Noble Corp.	8,800	498,256
Pride International, Inc. (a)	14,600	329,230
Smith International, Inc.	11,500	675,740
Technip-Coflexip SA	2,400	105,936
Weatherford International Ltd. (a)	8,770	461,039
		4,103,888
Oil, Gas & Consumable Fuels - 4.7%
Arch Coal, Inc.	20,500	993,225
Ashland, Inc.	6,900	471,270
BP PLC	25,900	259,863
Canadian Natural Resources Ltd.	5,200	150,175
EnCana Corp.	4,400	152,486
ENI Spa	6,400	164,198
Frontline Ltd. (NY Shares)	200	8,690
Massey Energy Co.	18,094	731,540
Peabody Energy Corp.	23,100	1,102,794
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA Series B	1,160	$ 257,961
Valero Energy Corp.	44,000	3,019,280
		7,311,482
TOTAL ENERGY		11,415,370
FINANCIALS - 10.1%
Capital Markets - 1.1%
Credit Suisse Group (Reg.)	6,822	273,221
Lehman Brothers Holdings, Inc.	9,200	848,240
Matsui Securities Co. Ltd.	3,800	43,644
Nomura Holdings, Inc.	11,000	139,260
UBS AG (Reg.)	4,814	372,363
		1,676,728
Commercial Banks - 0.8%
Banca Intesa Spa	16,000	74,837
DnB NOR ASA	8,800	85,187
Mitsui Trust Holdings, Inc.	11,000	107,585
Societe Generale Series A	1,500	147,389
Sumitomo Mitsui Financial Group, Inc.	46	297,263
Wachovia Corp.	10,100	512,575
		1,224,836
Consumer Finance - 0.1%
Credit Saison Co. Ltd.	2,700	89,591
Diversified Financial Services - 0.9%
CIT Group, Inc.	31,500	1,336,230
ING Groep NV (Certificaten Van Aandelen)	5,800	160,834
		1,497,064
Insurance - 6.2%
ACE Ltd.	18,100	782,282
AFLAC, Inc.	25,060	1,041,243
Allianz AG (Reg.)	1,200	141,840
American International Group, Inc.	110,967	6,164,217
W.R. Berkley Corp.	12,450	441,477
Willis Group Holdings Ltd.	36,200	1,240,574
		9,811,633
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Golden West Financial Corp., Delaware	24,600	$ 1,540,452
TOTAL FINANCIALS		15,840,304
HEALTH CARE - 9.3%
Biotechnology - 0.1%
CSL Ltd.	3,155	68,854
QIAGEN NV (a)	13,500	161,730
		230,584
Health Care Equipment & Supplies - 1.5%
Fisher Scientific International, Inc. (a)	5,612	350,526
GN Store Nordic AS	14,000	160,892
Medtronic, Inc.	33,400	1,795,250
Phonak Holding AG	469	17,208
		2,323,876
Health Care Providers & Services - 4.7%
HealthSouth Corp. (a)	50,720	269,323
UnitedHealth Group, Inc.	146,000	7,092,680
		7,362,003
Pharmaceuticals - 3.0%
Johnson & Johnson	62,600	4,200,460
Novartis AG (Reg.)	1,243	60,696
Novo Nordisk AS Series B	1,800	92,566
Roche Holding AG (participation certificate)	2,834	357,343
		4,711,065
TOTAL HEALTH CARE		14,627,528
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.3%
BAE Systems PLC	37,400	182,981
Honeywell International, Inc.	48,800	1,768,024
Lockheed Martin Corp.	17,500	1,135,575
Northrop Grumman Corp.	9,000	501,480
Precision Castparts Corp.	4,700	365,331
The Boeing Co.	19,000	1,214,100
		5,167,491
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.1%
British Airways PLC (a)	18,700	$ 93,105
Ryanair Holdings PLC sponsored ADR (a)	2,500	114,225
		207,330
Commercial Services & Supplies - 0.9%
Asset Acceptance Capital Corp. (a)	56,300	1,383,291
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	23,400	459,576
Fluor Corp.	6,400	367,680
		827,256
Electrical Equipment - 0.4%
ABB Ltd. (Reg.) (a)	35,201	229,823
Rockwell Automation, Inc.	8,300	426,371
		656,194
Industrial Conglomerates - 2.5%
General Electric Co.	67,570	2,464,954
Tyco International Ltd.	47,782	1,382,333
		3,847,287
Machinery - 0.5%
Caterpillar, Inc.	5,600	527,016
Invensys PLC (a)	266,800	54,540
Timken Co.	7,400	173,900
Weichai Power Co. Ltd. (H Shares)	18,000	57,144
		812,600
Road & Rail - 1.5%
Canadian National Railway Co.	17,775	1,087,572
Norfolk Southern Corp.	40,200	1,283,184
		2,370,756
Trading Companies & Distributors - 0.2%
Mitsui & Co. Ltd.	9,000	80,434
United Rentals, Inc. (a)	14,600	293,168
		373,602
TOTAL INDUSTRIALS		15,645,807
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.9%
Juniper Networks, Inc. (a)	26,500	$ 679,460
Nokia Corp. sponsored ADR	44,300	746,898
		1,426,358
Computers & Peripherals - 0.8%
Dell, Inc. (a)	32,200	1,284,458
Electronic Equipment & Instruments - 0.3%
AU Optronics Corp. sponsored ADR	3,400	58,616
Hoya Corp.	1,800	200,137
Optimax Technology Corp.	60,000	146,724
Yageo Corp. (a)	121,000	45,908
		451,385
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.)	900	250,560
Yahoo! Japan Corp.	12	24,089
Yahoo!, Inc. (a)	20,500	762,600
		1,037,249
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	49,300	2,550,289
First Data Corp.	30,000	1,134,900
		3,685,189
Office Electronics - 0.1%
Canon, Inc.	2,000	108,500
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	10,200	378,216
ASML Holding NV (NY Shares) (a)	24,700	398,164
Freescale Semiconductor, Inc. Class B (a)	13,700	276,740
Intel Corp.	74,600	2,008,978
KLA-Tencor Corp.	15,500	703,855
National Semiconductor Corp.	20,600	414,472
Solomon Systech Ltd.	94,000	35,037
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	34,800	320,508
		4,535,970
TOTAL INFORMATION TECHNOLOGY		12,529,109
MATERIALS - 3.7%
Chemicals - 2.9%
Crompton Corp.	13,400	205,690
Lyondell Chemical Co.	17,700	420,198
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	34,100	$ 1,943,700
Mosaic Co. (a)	62,000	810,960
Nitto Denko Corp.	2,900	162,417
Potash Corp. of Saskatchewan	10,900	979,107
		4,522,072
Construction Materials - 0.1%
Florida Rock Industries, Inc.	2,600	170,170
Metals & Mining - 0.6%
BHP Billiton PLC	8,600	103,764
Grupo Mexico SA de CV Series B	17,889	84,167
Novelis, Inc.	30,500	731,883
		919,814
Paper & Forest Products - 0.1%
Aracruz Celulose SA (PN-B) sponsored ADR	5,000	168,400
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	8,250	98,918
		267,318
TOTAL MATERIALS		5,879,374
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG (Reg.)	7,000	130,550
Philippine Long Distance Telephone Co.	5,460	148,109
Telefonica SA	7,500	126,100
		404,759
Wireless Telecommunication Services - 6.1%
Nextel Communications, Inc. Class A (a)(d)	273,600	8,257,250
SpectraSite, Inc. (a)	17,900	1,142,915
Vodafone Group PLC	83,200	209,498
		9,609,663
TOTAL TELECOMMUNICATION SERVICES		10,014,422
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	6,100	285,785
TOTAL COMMON STOCKS (Cost $97,266,823)		113,751,182
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 2.72% to 2.85% 6/9/05 to 8/18/05 (e) (Cost $249,157)	$ 250,000	$ 249,185
Fixed-Income Funds - 14.1%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	23,777	2,374,371
Fidelity High Income Central Investment Portfolio 1 (b)	105,833	10,182,146
Fidelity Tactical Income Central Investment Portfolio (b)	95,529	9,560,551
TOTAL FIXED-INCOME FUNDS (Cost $21,927,927)		22,117,068
Money Market Funds - 16.6%

Fidelity Cash Central Fund, 3.05% (b)	19,443,038	19,443,038
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	6,591,475	6,591,475
TOTAL MONEY MARKET FUNDS (Cost $26,034,513)		26,034,513
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $37,000)	$ 37,003	37,000
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $145,515,420)		162,188,948
NET OTHER ASSETS - (3.3)%		(5,146,624)
NET ASSETS - 100%		$ 157,042,324
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 S&P 500 Index Contracts	June 2005	$ 4,471,125	$ (56,513)

The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,185.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA, AA, A	1.6%
BBB	0.8%
BB	2.9%
B	3.4%
CCC, CC, C	0.9%
Not Rated	0.5%
Equities	75.2%
Short-Term and Net Other Assets	11.7%
Total	100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.8%
Canada	2.3%
Bermuda	1.5%
Japan	1.0%
Others (individually less than 1%)	6.4%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $11,600,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,412,797 and repurchase agreements of $37,000)(cost $145,515,420) - See accompanying schedule		$ 162,188,948
Cash		161
Foreign currency held at value (cost $596,610)		621,584
Receivable for investments sold		60,608
Receivable for fund shares sold		1,987,902
Dividends receivable		126,226
Interest receivable		159,973
Prepaid expenses		345
Receivable from investment adviser for expense reductions		1,347
Other receivables		16,232
Total assets		165,163,326

Liabilities
Payable for investments purchased	$ 1,017,643
Payable for fund shares redeemed	258,050
Accrued management fee	72,097
Distribution fees payable	78,596
Payable for daily variation on futures contracts	29,629
Other affiliated payables	43,423
Other payables and accrued expenses	30,089
Collateral on securities loaned, at value	6,591,475
Total liabilities		8,121,002

Net Assets		$ 157,042,324
Net Assets consist of:
Paid in capital		$ 149,602,000
Undistributed net investment income		105,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,306,738)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,641,181
Net Assets		$ 157,042,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,916,439 ÷ 3,467,658 shares)	$ 11.51

Maximum offering price per share (100/94.25 of $11.51)	$ 12.21
Class T: Net Asset Value and redemption price per share ($56,884,945 ÷ 4,966,014 shares)	$ 11.45

Maximum offering price per share (100/96.50 of $11.45)	$ 11.87
Class B: Net Asset Value and offering price per share ($35,407,994 ÷ 3,105,250 shares)A	$ 11.40

Class C: Net Asset Value and offering price per share ($23,805,868 ÷ 2,088,273 shares)A	$ 11.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,027,078 ÷ 88,899 shares)	$ 11.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 560,098
Interest		882,835
Security lending		11,946
Total income		1,454,879

Expenses
Management fee	$ 427,953
Transfer agent fees	229,870
Distribution fees	464,658
Accounting and security lending fees	33,604
Independent trustees' compensation	356
Custodian fees and expenses	30,027
Registration fees	46,281
Audit	23,151
Legal	201
Miscellaneous	5,469
Total expenses before reductions	1,261,570
Expense reductions	(26,459)	1,235,111
Net investment income (loss)		219,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,274,552
Foreign currency transactions	14,009
Futures contracts	277,290
Total net realized gain (loss)		3,565,851
Change in net unrealized appreciation (depreciation) on: Investment securities	1,966,658
Assets and liabilities in foreign currencies	2,717
Futures contracts	(234,735)
Total change in net unrealized appreciation (depreciation)		1,734,640
Net gain (loss)		5,300,491
Net increase (decrease) in net assets resulting from operations		$ 5,520,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 219,768	$ 479,361
Net realized gain (loss)	3,565,851	11,222,253
Change in net unrealized appreciation (depreciation)	1,734,640	4,207,844
Net increase (decrease) in net assets resulting from operations	5,520,259	15,909,458
Distributions to shareholders from net investment income	(228,137)	(753,013)
Share transactions - net increase (decrease)	3,970,603	2,771,199
Total increase (decrease) in net assets	9,262,725	17,927,644

Net Assets
Beginning of period	147,779,599	129,851,955
End of period (including undistributed net investment income of $105,881 and undistributed net investment income of $114,250, respectively)	$ 157,042,324	$ 147,779,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Income from Investment Operations
Net investment income (loss)E	.04	.08	.12	.15	.20	.19
Net realized and unrealized gain (loss)	.41	1.17	1.16	(1.05)	(1.20)	.08
Total from investment operations	.45	1.25	1.28	(.90)	(1.00)	.27
Distributions from net investment income	(.04)	(.08)	(.12)	(.16)	(.19)	(.17)
Net asset value, end of period	$ 11.51	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Total ReturnB,C,D	4.01%	12.66%	14.79%	(9.28)%	(9.13)%	2.40%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.29%A	1.28%	1.27%	1.29%	1.26%	1.51%
Expenses net of voluntary waivers, if any	1.29%A	1.28%	1.27%	1.29%	1.26%	1.51%
Expenses net of all reductions	1.27%A	1.25%	1.23%	1.25%	1.23%	1.49%
Net investment income (loss)	.68%A	.75%	1.33%	1.65%	1.97%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,916	$ 36,512	$ 36,234	$ 29,894	$ 14,487	$ 14,567
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Income from Investment Operations
Net investment income (loss)E	.02	.05	.09	.13	.17	.16
Net realized and unrealized gain (loss)	.40	1.17	1.15	(1.05)	(1.19)	.08
Total from investment operations	.42	1.22	1.24	(.92)	(1.02)	.24
Distributions from net investment income	(.02)	(.07)	(.09)	(.12)	(.18)	(.14)
Net asset value, end of period	$ 11.45	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Total ReturnB,C,D	3.80%	12.39%	14.33%	(9.50)%	(9.35)%	2.14%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.56%A	1.57%	1.59%	1.56%	1.55%	1.78%
Expenses net of voluntary waivers, if any	1.55%A	1.57%	1.59%	1.56%	1.55%	1.78%
Expenses net of all reductions	1.53%A	1.55%	1.56%	1.53%	1.52%	1.76%
Net investment income (loss)	.42%A	.46%	1.00%	1.38%	1.69%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,885	$ 57,816	$ 54,298	$ 45,804	$ 71,346	$ 25,527
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Income from Investment Operations
Net investment income (loss)E	(.01)	(.01)	.04	.08	.12	.10
Net realized and unrealized gain (loss)	.40	1.17	1.15	(1.05)	(1.19)	.09
Total from investment operations	.39	1.16	1.19	(.97)	(1.07)	.19
Distributions from net investment income	-	(.02)	(.05)	(.08)	(.11)	(.08)
Net asset value, end of period	$ 11.40	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Total ReturnB,C,D	3.54%	11.77%	13.72%	(10.00)%	(9.80)%	1.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.11%A	2.14%	2.12%	2.10%	2.04%	2.27%
Expenses net of voluntary waivers, if any	2.07%A	2.14%	2.12%	2.10%	2.04%	2.27%
Expenses net of all reductions	2.05%A	2.11%	2.08%	2.06%	2.01%	2.26%
Net investment income (loss)	(.10)%A	(.11)%	.48%	.84%	1.20%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,408	$ 32,642	$ 25,463	$ 19,261	$ 21,599	$ 17,797
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Income from Investment Operations
Net investment income (loss)E	-G	(.01)	.05	.08	.12	.10
Net realized and unrealized gain (loss)	.40	1.17	1.15	(1.05)	(1.18)	.08
Total from investment operations	.40	1.16	1.20	(.97)	(1.06)	.18
Distributions from net investment income	(.01)	(.02)	(.05)	(.08)	(.11)	(.09)
Net asset value, end of period	$ 11.40	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Total ReturnB,C,D	3.59%	11.77%	13.85%	(10.01)%	(9.73)%	1.62%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.06%A	2.08%	2.08%	2.07%	2.02%	2.26%
Expenses net of voluntary waivers, if any	2.05%A	2.08%	2.08%	2.07%	2.02%	2.26%
Expenses net of all reductions	2.03%A	2.05%	2.05%	2.03%	1.99%	2.24%
Net investment income (loss)	(.08)%A	(.05)%	.52%	.88%	1.22%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,806	$ 20,023	$ 13,150	$ 9,574	$ 11,037	$ 9,737
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Income from Investment Operations
Net investment income (loss) D	.06	.11	.15	.16	.24	.22
Net realized and unrealized gain (loss)	.41	1.19	1.15	(1.04)	(1.21)	.08
Total from investment operations	.47	1.30	1.30	(.88)	(.97)	.30
Distributions from net investment income	(.06)	(.11)	(.13)	(.19)	(.22)	(.21)
Net asset value, end of period	$ 11.55	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Total ReturnB,C	4.18%	13.17%	15.03%	(9.07)%	(8.86)%	2.66%
Ratios to Average Net AssetsE
Expenses before expense reductions	.96%A	.92%	1.13%	1.11%	.95%	1.28%
Expenses net of voluntary waivers, if any	.96%A	.92%	1.13%	1.11%	.95%	1.28%
Expenses net of all reductions	.94%A	.89%	1.09%	1.07%	.92%	1.26%
Net investment income (loss)	1.01%A	1.11%	1.47%	1.84%	2.29%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027	$ 787	$ 707	$ 5,359	$ 745	$ 1,193
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,542,878
Unrealized depreciation	(4,872,156)
Net unrealized appreciation (depreciation)	$ 15,670,722
Cost for federal income tax purposes	$ 146,518,226

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $47,424,493 and $44,744,765, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 48,152	$ 127
Class T	.25%	.25%	134,232	419
Class B	.75%	.25%	170,359	127,873
Class C	.75%	.25%	111,915	31,697
			$ 464,658	$ 160,116

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,365
Class T	11,128
Class B*	39,676
Class C*	2,089
$ 78,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 54,709	.28*
Class T	80,728	.30*
Class B	60,206	.35*
Class C	33,331	.30*
Institutional Class	896	.20*
	$ 229,870

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Tactical Income Central Investment Portfolio and Floating Rate Central Investment Portfolio seek a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $898,928 for the period.

On December 17, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $9,552,909 (which included $10,890 of unrealized depreciation) for 95,529 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. This is considered a non-taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $799 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	1.75 - 1.50%*	2,018
Class B	2.25% - 2.00%*	7,424
Class C	2.25% - 2.00%*	905
		$ 10,347

* Expense limitation in effect at period end.

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,798 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $27. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 287

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 118,845	$ 276,211
Class T	96,059	388,992
Class B	-	52,132
Class C	9,235	27,347
Institutional Class	3,998	8,331
Total	$ 228,137	$ 753,013

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	619,159	1,440,478	$ 7,044,390	$ 14,859,192
Reinvestment of distributions	9,743	26,510	110,499	270,784
Shares redeemed	(449,744)	(1,827,167)	(5,121,511)	(18,758,519)
Net increase (decrease)	179,158	(360,179)	$ 2,033,378	$ (3,628,543)
Class T
Shares sold	940,484	1,379,239	$ 10,684,764	$ 14,227,145
Reinvestment of distributions	8,319	37,143	93,962	377,760
Shares redeemed	(1,215,603)	(1,667,206)	(13,697,848)	(17,214,237)
Net increase (decrease)	(266,800)	(250,824)	$ (2,919,122)	$ (2,609,332)
Class B
Shares sold	496,758	993,729	$ 5,621,645	$ 10,217,284
Reinvestment of distributions	-	4,477	-	45,217
Shares redeemed	(357,094)	(611,883)	(4,013,994)	(6,276,642)
Net increase (decrease)	139,664	386,323	$ 1,607,651	$ 3,985,859
Class C
Shares sold	471,541	840,741	$ 5,319,565	$ 8,660,023
Reinvestment of distributions	725	2,340	8,158	23,630
Shares redeemed	(202,758)	(356,898)	(2,287,191)	(3,660,682)
Net increase (decrease)	269,508	486,183	$ 3,040,532	$ 5,022,971
Institutional Class
Shares sold	38,160	161,798	$ 434,006	$ 1,695,127
Reinvestment of distributions	286	588	3,253	6,027
Shares redeemed	(20,160)	(162,830)	(229,095)	(1,700,910)
Net increase (decrease)	18,286	(444)	$ 208,164	$ 244

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of May 31, 2005 which are investments of Fidelity Advisor Asset Allocation Fund.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 91.2%
	Principal Amount	Value
Automotive - 4.9%
Accuride Corp. term loan 5.308% 1/31/12 (a)	$ 2,425,227	$ 2,419,164
AM General LLC Tranche B1, term loan 7.5955% 11/1/11 (a)	3,848,718	3,973,801
Goodyear Tire & Rubber Co.:
Tranche 1, 4.67% 4/30/10 (a)	1,060,000	1,062,650
Tranche 2, term loan 5.89% 4/30/10 (a)	1,480,000	1,476,300
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,784,675
		19,335,262
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche E, term loan 4.875% 3/28/10 (a)	1,994,975	2,014,925
Tranche F, term loan 4.625% 3/28/10 (a)	990,013	994,963
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,900,000
		6,909,888
Building Materials - 0.7%
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (a)	1,216,950	1,235,204
Masonite International Corp. term loan 5.2085% 4/5/13 (a)	1,470,000	1,466,325
		2,701,529
Cable TV - 6.9%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8% 6/30/09 (a)	3,000,000	2,955,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (a)	2,642,875	2,619,750
Tranche B, term loan 6.4398% 4/7/11 (a)	2,000,000	1,992,500
DIRECTV Holdings LLC Tranche B, term loan 4.59% 4/13/13 (a)	3,390,000	3,398,475
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (a)	3,000,000	3,030,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (a)	$ 3,940,000	$ 3,935,075
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (a)	4,000,000	4,030,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.199% 6/22/11 (a)	2,600,000	2,626,000
		27,049,050
Capital Goods - 1.1%
Alliance Laundry Systems LLC term loan 5.34% 1/27/12 (a)	1,980,000	1,994,850
GenTek, Inc. term loan 5.9283% 2/28/11 (a)	2,000,000	1,985,000
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (a)	450,000	451,688
		4,431,538
Chemicals - 2.1%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	562,606
5.625% 4/6/11 (a)	2,342,430	2,371,711
Mosaic Co. Tranche B, term loan 4.7679% 2/21/12 (a)	1,900,000	1,914,250
PQ Corp. term loan 5.125% 2/11/12 (a)	3,300,000	3,308,250
		8,156,817
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	403,500
Central Garden & Pet Co. Tranche B, term loan 4.846% 5/14/09 (a)	398,991	401,984
Del Laboratories, Inc. term loan 5.4416% 7/27/11 (a)	548,625	540,396
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (a)	810,000	818,100
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Rayovac Corp. term loan 5.1458% 2/7/12 (a)	500,000	503,125
Simmons Bedding Co. Tranche C, term loan 5.8311% 12/19/11 (a)	1,981,568	1,981,568
		6,926,798
Diversified Financial Services - 0.8%
Refco Finance Holdings LLC term loan 5.0959% 8/5/11 (a)	2,981,481	3,011,296
Floating Rate Loans (b) - continued
	Principal Amount	Value
Diversified Media - 1.4%
Lamar Media Corp.:
Tranche A, term loan 4.3101% 6/30/09 (a)	$ 962,500	$ 962,500
Tranche C, term loan 5.0622% 6/30/10 (a)	2,992,500	3,022,425
R.H. Donnelley Corp. Tranche A3, term loan 4.8571% 12/31/09 (a)	1,517,085	1,524,670
		5,509,595
Electric Utilities - 2.3%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	1,706,250	1,723,313
term loan 5.2532% 12/24/11 (a)	2,188,266	2,210,148
Reliant Energy, Inc. term loan 6.0422% 4/30/10 (a)	1,995,000	1,999,988
Texas Genco LLC term loan 5.0124% 12/14/11 (a)	2,992,500	3,029,906
		8,963,355
Energy - 5.8%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,007,500
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	1,953,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (a)	10,000,000	10,125,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,030,000
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	907,875
		23,023,375
Entertainment/Film - 2.2%
MGM Holdings II, Inc. Tranche B, term loan 5.38% 4/8/12 (a)	8,550,000	8,560,688
Environmental - 1.7%
Allied Waste Industries, Inc.:
term loan 5.2322% 1/15/12 (a)	2,088,868	2,088,868
Tranche A, Credit-Linked Deposit 5.13% 1/15/12 (a)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (a)	3,909,091	3,913,977
		6,801,139
Floating Rate Loans (b) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.5%
Centerplate, Inc. term loan 7.25% 10/1/10 (a)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.4375% 8/28/07 (a)	185,214	187,066
Constellation Brands, Inc. Tranche B, term loan 4.9913% 11/30/11 (a)	6,438,958	6,471,153
Herbalife International, Inc. term loan 5.1605% 12/21/10 (a)	1,745,000	1,749,363
National Dairy Holdings LP term loan 5.19% 3/15/12 (a)	360,000	362,700
		13,714,882
Gaming - 2.1%
Green Valley Ranch Gaming LLC term loan 5.1013% 12/17/11 (a)	2,187,019	2,197,954
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	403,000
Isle of Capri Casinos, Inc. term loan 4.8876% 2/4/11 (a)	199,500	201,246
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	3,990,000	4,014,938
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 7.5% 4/26/12 (a)	787,402	794,291
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	904,500
		8,515,929
Healthcare - 12.6%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.678% 2/7/12 (a)	3,291,750	3,324,668
Community Health Systems, Inc. term loan 5.0695% 8/19/11 (a)	3,984,987	4,024,837
CRC Health Corp. term loan 7.75% 5/11/11 (a)	950,000	954,750
HCA, Inc. term loan 4.1% 11/9/09 (a)	11,000,000	10,917,495
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (a)	807,500	810,528
term loan 5.59% 6/14/07 (a)	2,992,500	3,003,722
LifePoint Hospitals, Inc. Tranche B, term loan 4.715% 4/15/12 (a)	5,940,000	5,954,850
Floating Rate Loans (b) - continued
	Principal Amount	Value
Healthcare - continued
Newquest, Inc. Tranche A, term loan 6.125% 3/1/11 (a)	$ 500,000	$ 501,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	6,999,956
Select Medical Holdings Corp. Tranche B, term loan 5.0393% 2/24/12 (a)	4,000,000	3,995,000
Vicar Operating, Inc. term loan 6.5% 5/16/11 (a)	5,040,000	5,040,000
Warner Chilcott Corp. term loan 5.8786% 1/18/12 (a)	4,000,000	4,000,000
		49,527,056
Homebuilding/Real Estate - 5.8%
CB Richard Ellis Services, Inc. term loan 4.8945% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.34% 11/12/08 (a)	5,986,546	6,031,445
Lake Las Vegas LLC Tranche 1, term loan 6.0695% 11/1/09 (a)	3,936,714	3,946,556
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (a)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.84% 3/15/10 (a)	5,000,000	5,025,000
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (a)	2,430,000	2,430,000
		22,840,176
Hotels - 1.9%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.3506% 10/9/06 (a)	5,409,091	5,402,330
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.375% 5/6/11 (a)	172,415	173,277
term loan 6.375% 5/6/11 (a)	1,827,586	1,839,008
		7,414,615
Insurance - 1.3%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (a)	5,000,000	5,006,250
Metals/Mining - 2.8%
Murray Energy Corp. Tranche 1, term loan 6.1006% 1/28/10 (a)	498,750	497,503
Novelis, Inc. term loan 4.96% 1/7/12 (a)	3,738,462	3,775,846
Peabody Energy Corp. term loan 4.0691% 3/21/10 (a)	2,963,943	2,960,238
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9627% 3/23/11 (a)	3,700,000	3,700,000
		10,933,587
Floating Rate Loans (b) - continued
	Principal Amount	Value
Paper - 3.4%
Escanaba Timber LLC term loan 6% 5/2/08 (a)	$ 520,000	$ 523,900
Georgia-Pacific Corp. term loan 4.5813% 7/2/09 (a)	1,000,000	993,750
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,983,107
Credit-Linked Deposit 4.83% 5/7/11 (a)	602,945	608,975
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	661,662
Tranche B, term loan 4.8535% 11/1/11 (a)	5,221,241	5,273,454
Tranche C, term loan 4.9997% 11/1/11 (a)	1,927,849	1,947,128
Xerium Technologies, Inc. Tranche B, term loan 5.07% 5/18/12 (a)	1,500,000	1,509,375
		13,501,351
Publishing/Printing - 2.9%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.7798% 9/9/10 (a)	6,687,840	6,746,359
Liberty Group Operating, Inc. Tranche B, term loan 5.375% 2/28/12 (a)	200,000	200,000
R.H. Donnelley Corp. Tranche B2, term loan 4.8023% 6/30/11 (a)	4,308,968	4,352,058
		11,298,417
Railroad - 1.5%
Kansas City Southern Railway Co. Tranche B1, term loan 4.8109% 3/30/08 (a)	2,793,000	2,824,421
RailAmerica, Inc. term loan 5.3125% 9/29/11 (a)	2,972,505	2,994,798
		5,819,219
Restaurants - 2.5%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.8491% 1/8/11 (a)	3,125,659	3,153,008
Landry's Seafood Restaurants, Inc. term loan 4.5312% 12/28/10 (a)	1,461,338	1,472,298
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (a)	480,952	480,952
		9,963,471
Services - 5.6%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,020,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (a)	3,722,242	3,759,464
Tranche R, term loan 4.903% 4/2/11 (a)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9559% 11/3/09 (a)	336,005	337,265
Floating Rate Loans (b) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.61% 1/7/12 (a)	$ 4,076,852	$ 4,087,044
Rural/Metro Corp.:
Credit-Linked Deposit 5.4388% 3/4/11 (a)	520,882	522,836
term loan 5.43% 3/4/11 (a)	1,904,941	1,912,085
United Rentals, Inc.:
term loan 5.35% 2/14/11 (a)	2,851,179	2,890,383
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	583,916
		21,979,505
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (a)	249,375	251,869
Technology - 4.3%
AMI Semiconductor, Inc. term loan 4.5813% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,081,002
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.84% 3/9/13 (a)	5,735,000	5,706,325
Infor Global Solutions AG Tranche 1, term loan 8.25% 4/18/11 (a)	4,000,000	4,020,000
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	2,999,981
UGS Holdings, Inc. Tranche C, term loan 5.1% 3/31/12 (a)	500,000	500,000
		16,911,308
Telecommunications - 7.5%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	7,100,000	7,135,500
American Tower LP Tranche C, term loan 5.2089% 8/31/11 (a)	2,580,000	2,592,900
Conversant Holdings, Inc. Tranche B, term loan 7.12% 3/31/11 (a)	2,000,000	1,995,000
Hawaiian Telcom Communications, Inc. Tranche B, term loan 7.25% 10/31/12 (a)	3,000,000	3,030,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,244,674	3,256,842
New Skies Satellites BV term loan 5.4375% 5/2/11 (a)	1,490,609	1,505,515
NTELOS, Inc.:
term loan 8.11% 2/24/12 (a)	200,000	196,000
Tranche B, term loan 5.61% 8/24/11 (a)	997,500	997,500
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,110,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	1,995,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - continued
Triton PCS, Inc. term loan 6.36% 11/18/09 (a)	$ 1,995,000	$ 1,990,013
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.1002% 2/14/12 (a)	784,000	790,860
		29,595,130
Textiles & Apparel - 0.1%
St. John Knits International, Inc. Tranche B, term loan 5.5953% 3/23/12 (a)	500,000	504,375
TOTAL FLOATING RATE LOANS (Cost $359,542,384)		359,157,470
Nonconvertible Bonds - 6.6%
Diversified Financial Services - 3.7%
General Motors Acceptance Corp.:
4.145% 5/18/06 (a)	2,000,000	1,970,500
4.2025% 9/23/08 (a)	3,000,000	2,689,272
4.3948% 10/20/05 (a)	5,000,000	4,993,150
6.75% 1/15/06	2,000,000	2,012,610
7.5% 7/15/05	3,000,000	3,006,957
		14,672,489
Technology - 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,012,500
Telecommunications - 1.6%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,240,000
TOTAL NONCONVERTIBLE BONDS (Cost $26,232,547)		25,924,989
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $6,359,000)	$ 6,359,542	6,359,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $392,133,931)		391,441,459
NET OTHER ASSETS - 0.6%		2,411,783
NET ASSETS - 100%		$ 393,853,242
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $392,119,602. Net unrealized depreciation aggregated $678,143, of which $881,188 related to appreciated investment securities and $1,559,331 related to depreciated investment securities.

Semiannual Report

Fidelity High-Income Central Investment Portfolio 1

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.6%
	Principal Amount	Value
Aerospace - 1.1%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,537,450
7.625% 6/15/12	1,085,000	1,152,813
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		11,461,963
Air Transportation - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	797,288
7.324% 4/15/11	935,000	813,450
7.377% 5/23/19	2,994,194	2,006,110
7.379% 5/23/16	2,065,959	1,404,852
7.8% 4/1/08	3,140,000	2,857,400
AMR Corp. 10.2% 3/15/20	10,000	7,050
Delta Air Lines, Inc.:
7.9% 12/15/09	3,170,000	1,172,900
8.3% 12/15/29	6,255,000	1,837,719
9.5% 11/18/08 (c)	1,625,000	1,332,500
Delta Air Lines, Inc. pass thru trust certificates 7.92% 5/18/12	1,990,000	955,200
Northwest Airlines Corp. 10% 2/1/09	1,945,000	1,030,850
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	1,454,991	1,047,593
8.07% 1/2/15	662,306	324,530
		15,587,442
Automotive - 1.5%
Accuride Corp. 8.5% 2/1/15 (c)	3,790,000	3,562,600
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,572,313
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,337,000
7.5% 6/15/11	2,185,000	2,195,925
9.375% 6/1/06	1,295,000	1,346,800
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,272,725
		15,287,363
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,704,800
Broadcasting - 0.4%
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,811,688
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (c)(e)	$ 2,920,000	$ 2,788,600
7.875% 12/15/12 (c)	2,370,000	2,109,300
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,873,850
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,479,750
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,674,000
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,277,750
		21,592,000
Cable TV - 3.8%
Cablevision Systems Corp. 7.88% 4/1/09 (e)	3,675,000	3,849,563
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	2,205,000	1,653,750
10.25% 1/15/10	810,000	599,400
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,649,765
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,419,150
GCI, Inc. 7.25% 2/15/14	5,225,000	4,898,438
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	882,788
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,381,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,857,475
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,162,500
		39,354,204
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	3,825,000	4,092,750
Case New Holland, Inc. 6% 6/1/09 (c)	2,030,000	1,910,738
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,643,600
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,092,800
Leucadia National Corp. 7% 8/15/13	4,630,000	4,548,975
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,256,375
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,755,063
Chemicals - 3.5%
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(e)	2,740,000	2,726,300
Crompton Corp. 9.875% 8/1/12	810,000	919,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (b)(c)	$ 1,970,000	$ 1,349,450
Series B, 0% 10/1/14 (b)(c)	1,355,000	911,238
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,683,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,404,963
10.125% 9/1/08	2,515,000	2,716,200
Huntsman LLC 10.6406% 7/15/11 (c)(e)	5,660,000	5,943,000
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,830,600
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	6,945,000	7,500,600
Nalco Co. 7.75% 11/15/11	3,760,000	3,929,200
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,452,950
		36,331,626
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12 (c)	3,910,000	3,910,000
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,022,075
Jostens IH Corp. 7.625% 10/1/12	530,000	514,100
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	3,880,000	3,569,600
Samsonite Corp. 8.875% 6/1/11	985,000	1,034,250
		11,050,025
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,428,975
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863
10.875% 3/1/13	6,380,000	7,368,900
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,251,975
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,587,000
		28,017,651
Diversified Financial Services - 0.3%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	890,000	954,525
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,940,450
		2,894,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	$ 3,270,000	$ 3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	970,900
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,541,000
		7,027,150
Electric Utilities - 5.3%
AES Corp.:
8.75% 6/15/08	1,235,000	1,315,275
8.875% 2/15/11	2,334,000	2,567,400
9.375% 9/15/10	1,509,000	1,686,308
9.5% 6/1/09	5,087,000	5,640,211
AES Gener SA 7.5% 3/25/14	3,415,000	3,355,238
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	584,550
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,744,125
7.5% 1/15/09	2,140,000	2,212,225
8.9% 7/15/08	4,140,000	4,429,800
9.875% 10/15/07	4,495,000	4,871,456
Mirant Americas Generation LLC:
8.5% 10/1/21	1,910,000	1,976,850
9.125% 5/1/31	1,895,000	1,951,850
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,090,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	865,200
Nevada Power Co. 10.875% 10/15/09	740,000	826,025
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,762,410
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,253,525
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,661,638
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,313,875
Utilicorp Canada Finance Corp. 7.75% 6/15/11	2,840,000	2,854,200
		55,583,836
Energy - 7.0%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,370,375
9% 8/15/12	2,840,000	3,124,000
El Paso Energy Corp. 6.95% 12/15/07	1,630,000	1,627,963
El Paso Production Holding Co. 7.75% 6/1/13	75,000	77,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hanover Compressor Co.:
0% 3/31/07	$ 7,660,000	$ 6,625,900
8.625% 12/15/10	2,990,000	3,079,700
Hanover Equipment Trust 8.75% 9/1/11	535,000	543,025
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,777,550
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Parker Drilling Co.:
7.66% 9/1/10 (e)	4,600,000	4,807,000
9.625% 10/1/13	1,225,000	1,378,125
9.625% 10/1/13 (c)	1,635,000	1,839,375
Pride International, Inc. 7.375% 7/15/14	795,000	852,638
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,730,000
7.375% 7/15/13	5,235,000	5,365,875
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,271,725
7.625% 7/15/11	3,820,000	3,757,925
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,263,975
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,732,013
6.5% 5/15/06	980,000	988,575
6.5% 6/1/08	1,720,000	1,672,700
6.7% 2/15/27	1,835,000	1,832,706
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,027,563
7.75% 6/15/10	5,960,000	5,922,750
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,027,338
		72,644,859
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail - 1.2%
Rite Aid Corp.:
6.875% 8/15/13	695,000	590,750
8.125% 5/1/10	1,800,000	1,786,500
9.25% 6/1/13	655,000	611,606
9.5% 2/15/11	1,615,000	1,659,413
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - continued
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	$ 4,030,000	$ 4,030,000
8.125% 6/15/12	3,440,000	3,354,000
		12,032,269
Food/Beverage/Tobacco - 1.6%
B&G Foods, Inc. 8% 10/1/11	1,255,000	1,298,925
Dole Food Co., Inc. 7.25% 6/15/10	1,320,000	1,343,100
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,074,750
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,272,800
7.625% 2/15/08	1,605,000	1,677,225
7.75% 5/15/13	75,000	80,250
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,160,000
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,299,990
		16,854,390
Gaming - 4.8%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,466,385
9.375% 2/15/10	1,095,000	1,212,713
10.25% 8/1/07	2,485,000	2,727,288
MGM MIRAGE:
6% 10/1/09	9,315,000	9,280,069
6.75% 9/1/12	245,000	250,513
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,913,350
7.125% 8/15/14	1,480,000	1,509,600
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,821,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	960,000	967,200
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,606,800
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,242,100
7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc. 6% 4/1/12	570,000	575,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	800,000
9% 1/15/12 (c)	2,920,000	3,007,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		49,932,918
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 5.4%
AmerisourceBergen Corp. 7.25% 11/15/12	$ 1,075,000	$ 1,171,750
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,963,500
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,600,800
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,858,250
9.5% 8/15/10	2,110,000	2,215,500
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,440,850
HCA, Inc. 5.5% 12/1/09	7,480,000	7,493,913
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,295,000
7.625% 6/1/12	585,000	558,675
8.5% 2/1/08	925,000	934,250
Mayne Group Ltd. 5.875% 12/1/11 (c)	1,130,000	1,141,300
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,750,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,916,550
Service Corp. International (SCI):
6.875% 10/1/07	2,785,000	2,945,138
7.7% 4/15/09	1,525,000	1,601,250
		55,813,801
Homebuilding/Real Estate - 3.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,120,625
8.125% 6/1/12	5,170,000	5,299,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	768,275
8.875% 4/1/12	2,155,000	2,305,850
KB Home 7.75% 2/1/10	6,055,000	6,297,200
Meritage Homes Corp. 6.25% 3/15/15 (c)	450,000	416,250
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,521,200
6.5% 10/1/08	780,000	785,850
6.875% 5/15/11	1,575,000	1,590,750
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	719,100
7.5% 1/15/15	2,145,000	1,951,950
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	106,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)(d)	$ 1,640,000	$ 1,664,600
WCI Communities, Inc.:
6.625% 3/15/15 (c)	1,910,000	1,723,775
7.875% 10/1/13	4,665,000	4,641,675
		33,042,975
Hotels - 0.6%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,825,113
Host Marriott LP 7.125% 11/1/13	1,465,000	1,508,950
La Quinta Properties, Inc. 7% 8/15/12	1,120,000	1,148,000
		6,482,063
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,704,700
Leisure - 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,165,650
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,906,500
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,540,025
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,411,100
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,565,100
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (e)	4,260,000	4,430,400
		13,018,775
Metals/Mining - 2.0%
Century Aluminum Co. 7.5% 8/15/14	865,000	839,050
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,121,600
10.125% 2/1/10	400,000	442,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,439,250
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,136,750
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,066,563
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	1,860,000	1,497,300
		21,131,138
Paper - 1.0%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,184,674
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Georgia-Pacific Corp.: - continued
8% 1/15/14	$ 3,610,000	$ 3,980,025
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,326,750
Norske Skog Canada Ltd. 8.625% 6/15/11	915,000	924,150
		10,261,224
Publishing/Printing - 1.6%
Houghton Mifflin Co. 9.875% 2/1/13	4,835,000	5,076,750
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,137,900
		16,926,500
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,389,875
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,024,825
Restaurants - 0.8%
Carrols Corp. 9% 1/15/13 (c)	255,000	258,825
Domino's, Inc. 8.25% 7/1/11	985,000	1,044,100
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,562,600
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (c)	3,450,000	3,260,250
		8,125,775
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	388,000
8.25% 7/1/11	1,750,000	1,767,500
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	3,420,000	1,692,900
9.875% 3/15/15 (c)	630,000	623,700
Worldspan LP/WS Financing Corp. 9.5181% 2/15/11 (c)(e)	3,100,000	2,712,500
		11,024,900
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,625,888
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,181,400
		47,680,166
Nonconvertible Bonds - continued
	Principal Amount	Value
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	$ 3,475,000	$ 3,614,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,449,213
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,428,200
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,629,950
		15,121,363
Super Retail - 2.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	790,000	750,500
9% 6/15/12	4,470,000	4,548,225
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,436,400
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,038,263
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,085,900
Saks, Inc. 9.875% 10/1/11	1,305,000	1,384,931
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,383,500
		20,536,769
Technology - 5.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12	1,985,000	1,940,338
Celestica, Inc. 7.875% 7/1/11	6,675,000	6,925,313
Freescale Semiconductor, Inc. 6.875% 7/15/11	4,225,000	4,415,125
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,233,600
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.26% 12/15/11 (c)(e)	2,135,000	1,996,225
Micron Technology, Inc. 6.5% 9/30/05 (f)	9,285,714	9,239,286
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,351,500
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,187,950
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,749,950
10.375% 1/15/10	1,950,000	2,145,000
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,948,250
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,852,025
7.125% 6/15/10	5,235,000	5,575,275
9.75% 1/15/09	1,535,000	1,749,900
		56,309,737
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,053,425
American Towers, Inc. 7.25% 12/1/11	785,000	820,325
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 845,000	$ 942,175
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,378,513
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,185,575
6.5% 11/1/13	5,005,000	3,928,925
7.625% 4/15/12	2,185,000	1,851,788
7.805% 1/15/12 (c)(e)	4,830,000	4,890,375
MCI, Inc. 8.735% 5/1/14 (e)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	8,805,000	8,540,850
Mobile Telesystems Finance SA 8% 1/28/12 (c)	3,030,000	3,011,063
New Skies Satellites BV 8.5388% 11/1/11 (c)(e)	3,480,000	3,532,200
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,952,000
6.875% 10/31/13	6,400,000	6,800,000
Nextel Partners, Inc. 8.125% 7/1/11	145,000	157,688
PanAmSat Corp. 9% 8/15/14	2,080,000	2,241,200
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,086,400
7.25% 2/15/11	1,880,000	1,729,600
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (c)	1,405,000	1,457,688
9.125% 3/15/12 (c)	80,000	86,800
Qwest Services Corp.:
14% 12/15/10 (c)(e)	1,570,000	1,781,950
14.5% 12/15/14 (c)(e)	3,315,000	3,911,700
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,899,375
8% 12/15/12	4,020,000	4,271,250
9.625% 5/1/11	3,350,000	3,886,000
SBA Communications Corp. 8.5% 12/1/12 (c)	4,420,000	4,707,300
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,297,385
U.S. West Communications:
7.2% 11/10/26	1,805,000	1,543,275
7.5% 6/15/23	1,805,000	1,615,475
UbiquiTel Operating Co. 9.875% 3/1/11	650,000	703,625
		95,226,682
Textiles & Apparel - 0.8%
Levi Strauss & Co.:
7.73% 4/1/12 (c)(e)	2,225,000	2,063,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
9.75% 1/15/15 (c)	$ 1,490,000	$ 1,437,850
12.25% 12/15/12	2,910,000	3,157,350
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,705,000	1,713,525
		8,372,413
TOTAL NONCONVERTIBLE BONDS (Cost $871,260,503)		877,930,328
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8499% 8/1/24 (c)(e) (Cost $973,537)	1,264,590	1,081,225
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (f)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 8.3%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (e)	$ 5,340,000	5,286,600
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (e)	5,460,000	5,453,175
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.7%
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (e)	$ 6,330,259	$ 6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		6,750,056
Energy - 2.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,127,101
term loan 5.875% 11/22/09 (e)	3,843,405	3,862,622
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (e)	12,230,000	12,382,875
Tranche X, term loan 5.34% 5/24/07 (e)	8,910,000	8,954,550
		30,327,148
Environmental - 0.9%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (e)	5,120,909	5,127,310
Tranche 2, term loan 8.86% 4/13/10 (e)	3,770,000	3,680,463
		8,807,773
Healthcare - 0.2%
Vicar Operating, Inc. term loan 6.5% 5/16/11 (e)	1,530,000	1,530,000
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.34% 11/12/07 (e)	6,073,622	6,103,990
Tranche B, term loan 5.34% 11/12/08 (e)	6,086,322	6,131,969
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (e)	2,150,000	2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (e)	4,311,868	4,328,038
8.46% 2/3/08 (e)	2,200,000	2,200,000
		20,913,997
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.84% 3/9/11 (e)	3,080,000	3,049,200
Tranche B, term loan 4.84% 3/9/13 (e)	1,535,500	1,527,823
		4,577,023
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.2%
American Tower LP Tranche C, term loan 5.2089% 8/31/11 (e)	$ 610,000	$ 613,050
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,672,375
		2,285,425
TOTAL FLOATING RATE LOANS (Cost $85,753,262)		85,931,197
Cash Equivalents - 3.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $36,332,000)	$ 36,335,099	36,332,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,000,251,245)		1,002,793,642
NET OTHER ASSETS - 3.4%		35,518,010
NET ASSETS - 100%		$ 1,038,311,652
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $161,601,777 or 15.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,757,153 or 1.0% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	7,665,367

A Acquired as a result of an in-kind exchange and represents acquisition date and cost.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Canada	4.3%
Bermuda	3.0%
Marshall Islands	2.9%
United Kingdom	1.5%
Luxembourg	1.1%
Others (individually less than 1%)	3.3%
100.0%

Semiannual Report

Fidelity Tactical Income Central Investment Portfolio

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,351,543
6.625% 10/1/28	1,115,000	880,764
7.45% 7/16/31	12,780,000	10,687,543
General Motors Corp. 8.25% 7/15/23	13,340,000	10,145,790
		23,065,640
Media - 0.9%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,361,777
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,822,587
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,766,245
8.25% 2/1/30	8,580,000	8,361,013
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,202,862
News America, Inc. 6.2% 12/15/34	5,075,000	5,247,022
		28,761,506
TOTAL CONSUMER DISCRETIONARY		51,827,146
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,332,406
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,498,122
Oil, Gas & Consumable Fuels - 2.1%
Amerada Hess Corp. 6.65% 8/15/11	5,229,000	5,692,823
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,252,495
Enterprise Products Operating LP:
4% 10/15/07	3,815,000	3,751,694
5.75% 3/1/35 (b)	4,000,000	3,867,016
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,812,371
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,504,323
Pemex Project Funding Master Trust 8.625% 2/1/22	8,725,000	10,535,438
Petro-Canada 5.95% 5/15/35	3,550,000	3,559,230
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	8,023,994
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,791,000
9.625% 5/15/12	7,730,000	8,213,125
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,390,000	$ 4,697,300
7.5% 1/15/31	3,670,000	3,844,325
		69,545,134
TOTAL ENERGY		74,043,256
FINANCIALS - 9.2%
Capital Markets - 0.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,247,242
4.25% 9/4/12 (f)	4,285,000	4,281,752
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,769,267
Lazard LLC 7.125% 5/15/15 (b)	5,665,000	5,714,625
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,564,737
		27,577,623
Commercial Banks - 1.9%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,755,232
7.8% 2/15/10	14,984,000	17,176,624
Banponce Corp. 6.75% 12/15/05	3,570,000	3,618,288
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,467,538
5.25% 2/10/14 (b)	2,560,000	2,630,602
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,504,661
4.75% 7/20/09	3,520,000	3,554,904
Wachovia Bank NA 4.875% 2/1/15	7,250,000	7,345,990
Wachovia Corp. 5.25% 8/1/14	4,800,000	4,997,390
		62,051,229
Consumer Finance - 1.0%
Capital One Bank:
4.875% 5/15/08	1,800,000	1,818,454
8.25% 6/15/05	6,200,000	6,209,635
General Electric Capital Corp. 3.5% 5/1/08	500,000	491,693
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,352,934
5.875% 2/1/09	730,000	766,685
Household International, Inc. 8.875% 2/15/08	8,550,000	8,836,220
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 6.75% 5/15/11	$ 1,575,000	$ 1,754,778
MBNA Corp. 6.25% 1/17/07	3,670,000	3,779,572
		31,009,971
Diversified Financial Services - 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	32,705,542
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	16,900,000	17,710,000
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,985,855
		55,401,397
Insurance - 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,220,000	4,336,151
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)	3,625,000	3,656,824
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,928,532
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	3,285,000	3,346,860
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,198,736
		33,467,103
Real Estate - 1.9%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,346,108
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,336,693
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,970,122
5.25% 7/15/11	5,000,000	5,112,330
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,289,160
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,298,273
5.25% 4/15/11	1,855,000	1,880,369
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,363,401
6.763% 6/15/07	10,075,000	10,552,081
7.75% 11/15/07	9,645,000	10,386,363
Gables Realty LP:
5% 3/15/10	2,030,000	2,017,479
5.75% 7/15/07	1,450,000	1,487,684
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,043,082
Simon Property Group LP 4.875% 8/15/10	7,325,000	7,405,531
		62,488,676
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,058,035
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,870,000	2,761,442
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.125% 1/15/15	$ 6,600,000	$ 6,688,711
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,314,680
4.625% 4/1/14	7,830,000	7,627,438
		29,450,306
TOTAL FINANCIALS		301,446,305
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,672,000
7.45% 5/1/34 (b)	7,300,000	6,095,500
		7,767,500
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	573,974
6.978% 10/1/12	1,380,441	1,416,624
7.024% 4/15/11	2,545,000	2,623,522
7.858% 4/1/13	1,000,000	1,035,693
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	635,000	634,269
7.056% 3/15/11	1,410,000	1,435,110
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,566,200
		18,285,392
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	6,500,000	7,612,254
TOTAL INDUSTRIALS		33,665,146
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,803,130
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Metals & Mining - 0.3%
Alcan, Inc. 5.75% 6/1/35	$ 5,225,000	$ 5,239,865
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,853,720
		8,093,585
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,432,969
International Paper Co. 4.25% 1/15/09	1,075,000	1,064,212
		10,497,181
TOTAL MATERIALS		18,590,766
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,855,904
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,482,573
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,364,594
Sprint Capital Corp.:
6.875% 11/15/28	2,075,000	2,353,946
8.375% 3/15/12	2,350,000	2,818,299
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,119,460
4% 1/15/10 (b)	10,065,000	9,769,934
5.25% 11/15/13	2,500,000	2,531,230
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,646,505
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,740,946
		58,683,391
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,827,360
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,628,483
		10,455,843
TOTAL TELECOMMUNICATION SERVICES		69,139,234
UTILITIES - 2.1%
Electric Utilities - 1.8%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,808,957
6.25% 2/15/13	4,500,000	4,836,812
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,861,095
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
6.45% 11/15/11	$ 1,185,000	$ 1,288,492
7.375% 11/15/31	8,285,000	10,042,406
Monongahela Power Co. 5% 10/1/06	3,890,000	3,918,747
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,241,771
7.75% 3/1/31	9,975,000	12,359,604
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,336,405
		58,694,289
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	1,130,000	1,312,860
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,379,003
Multi-Utilities - 0.2%
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,247,345
5.875% 10/1/12	4,430,000	4,691,211
		7,938,556
TOTAL UTILITIES		70,324,708
TOTAL NONCONVERTIBLE BONDS (Cost $614,604,320)		624,172,097
U.S. Government and Government Agency Obligations - 21.7%

U.S. Government Agency Obligations - 10.4%
Fannie Mae:
2.5% 6/15/06	95,074,000	93,943,285
6.25% 2/1/11	53,700,000	58,676,433
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,451,301
0% 11/30/05	1,666,000	1,639,109
Freddie Mac:
2.375% 2/15/07	10,890,000	10,645,356
4.5% 1/15/14	59,000,000	59,977,807
5.25% 11/5/12	51,240,000	51,841,814
5.875% 3/21/11	45,055,000	48,571,588
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	$ 771,609	$ 792,943
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	10,090,000	10,155,292
7.63% 8/1/14	1,000,000	1,006,707
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		342,701,635
U.S. Treasury Inflation Protected Obligations - 5.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	64,589,490	70,892,004
3.375% 4/15/32	46,053,702	62,697,233
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	16,835,200	17,280,406
2% 1/15/14	15,688,200	16,234,229
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		167,103,872
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 8% 11/15/21	26,150,000	37,346,489
U.S. Treasury Notes:
3.375% 9/15/09	40,000,000	39,446,880
4.75% 5/15/14	118,660,000	125,399,509
TOTAL U.S. TREASURY OBLIGATIONS		202,192,878
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $699,139,476)		711,998,385
U.S. Government Agency - Mortgage Securities - 28.3%

Fannie Mae - 25.5%
3.737% 1/1/35 (f)	879,376	876,205
3.793% 6/1/34 (f)	2,414,966	2,387,934
3.827% 12/1/34 (f)	180,155	179,727
3.83% 1/1/35 (f)	608,835	607,701
3.836% 6/1/33 (f)	445,937	443,825
3.84% 1/1/35 (f)	1,664,621	1,667,861
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.913% 12/1/34 (f)	$ 555,078	$ 553,864
3.941% 10/1/34 (f)	771,633	769,546
3.98% 1/1/35 (f)	773,221	770,967
3.984% 5/1/33 (f)	176,565	176,896
3.987% 12/1/34 (f)	713,629	711,028
4% 6/1/18 to 9/1/19	62,506,994	61,171,163
4% 6/1/20 (c)	35,000,000	34,201,563
4% 1/1/35 (f)	487,232	485,744
4.017% 12/1/34 (f)	3,994,815	4,019,513
4.021% 12/1/34 (f)	594,703	592,599
4.023% 2/1/35 (f)	513,283	512,270
4.029% 1/1/35 (f)	263,927	264,520
4.037% 12/1/34 (f)	396,435	398,355
4.048% 1/1/35 (f)	524,541	523,409
4.052% 2/1/35 (f)	517,221	516,736
4.055% 10/1/18 (f)	600,587	599,305
4.057% 5/1/34 (f)	254,842	255,834
4.072% 12/1/34 (f)	1,061,316	1,061,219
4.079% 4/1/33 (f)	199,060	200,144
4.105% 1/1/35 (f)	1,128,315	1,134,314
4.115% 2/1/35 (f)	357,960	358,680
4.118% 1/1/35 (f)	1,122,362	1,124,741
4.118% 2/1/35 (f)	357,527	358,877
4.12% 2/1/35 (f)	1,005,273	1,007,865
4.127% 1/1/35 (f)	1,132,831	1,140,822
4.128% 2/1/35 (f)	2,038,943	2,044,113
4.145% 2/1/35 (f)	1,234,585	1,240,643
4.151% 1/1/35 (f)	1,875,929	1,881,924
4.162% 2/1/35 (f)	983,148	987,605
4.17% 11/1/34 (f)	1,009,360	1,011,084
4.197% 1/1/35 (f)	948,035	953,594
4.2% 1/1/35 (f)	2,154,793	2,175,316
4.202% 1/1/35 (f)	1,125,939	1,127,357
4.23% 11/1/34 (f)	295,499	297,276
4.232% 3/1/34 (f)	526,641	528,802
4.25% 2/1/35 (f)	567,227	567,288
4.293% 3/1/35 (f)	540,796	543,812
4.305% 8/1/33 (f)	1,264,927	1,280,104
4.318% 3/1/33 (f)	293,290	293,515
4.319% 5/1/35 (f)	843,990	848,248
4.324% 12/1/34 (f)	393,069	395,214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.349% 2/1/35 (f)	$ 375,773	$ 377,225
4.351% 1/1/35 (f)	556,992	558,667
4.357% 1/1/35 (f)	594,089	599,590
4.368% 2/1/34 (f)	1,452,935	1,457,970
4.4% 2/1/35 (f)	890,376	882,724
4.455% 3/1/35 (f)	774,808	778,258
4.484% 10/1/34 (f)	3,379,597	3,425,156
4.493% 8/1/34 (f)	1,957,525	1,969,148
4.499% 3/1/35 (f)	1,733,318	1,747,790
4.5% 5/1/18 to 10/1/33	119,560,176	117,222,565
4.5% 6/1/20 (c)	44,254,330	44,046,888
4.5% 5/1/35 (f)	600,000	606,276
4.53% 3/1/35 (f)	1,593,741	1,598,472
4.549% 8/1/34 (f)	1,279,124	1,292,848
4.572% 2/1/35 (f)	4,110,958	4,167,995
4.587% 2/1/35 (f)	5,108,920	5,146,228
4.625% 2/1/35 (f)	1,760,255	1,776,345
4.639% 2/1/35 (f)	505,645	513,866
4.67% 11/1/34 (f)	2,064,939	2,083,265
4.694% 11/1/34 (f)	2,027,671	2,044,348
4.725% 3/1/35 (f)	5,253,291	5,345,987
4.742% 3/1/35 (f)	995,148	1,008,054
4.748% 7/1/34 (f)	1,849,976	1,857,858
4.815% 8/1/32 (f)	925,000	942,633
5% 2/1/18 to 6/1/34	85,835,848	86,620,851
5% 6/1/35 (c)	83,345,351	83,267,215
5.5% 2/1/11 to 10/1/34	84,520,392	86,301,173
5.5% 6/1/35 (c)	76,448,541	77,523,599
6% 6/1/13 to 1/1/34	41,964,753	43,312,015
6.5% 2/1/12 to 5/1/34	67,673,250	70,473,017
6.5% 6/1/35 (c)	18,289,984	18,998,721
7% 11/1/05 to 2/1/33	19,900,947	21,026,156
7% 6/1/20 (c)	3,757,832	3,945,724
7.5% 10/1/09 to 11/1/31	8,302,043	8,900,574
8% 6/1/10 to 6/1/29	9,270	9,674
11.5% 11/1/15	47,389	53,181
TOTAL FANNIE MAE		837,131,178
Freddie Mac - 1.2%
4.232% 1/1/35 (f)	968,911	970,307
4.307% 3/1/35 (f)	822,501	825,437
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.307% 5/1/35 (f)	$ 1,425,000	$ 1,430,558
4.314% 12/1/34 (f)	833,615	834,758
4.364% 1/1/35 (f)	2,183,952	2,199,809
4.37% 3/1/35 (f)	1,168,370	1,166,088
4.401% 2/1/35 (f)	1,609,667	1,607,843
4.441% 2/1/34 (f)	982,100	983,832
4.444% 3/1/35 (f)	749,859	751,031
4.491% 3/1/35 (f)	2,178,744	2,181,893
4.497% 6/1/35 (f)	1,200,000	1,210,788
4.504% 3/1/35 (f)	874,763	877,736
4.564% 2/1/35 (f)	1,286,530	1,297,787
5% 11/1/33	715,691	715,803
5.034% 4/1/35 (f)	4,800,000	4,878,384
5.098% 8/1/33 (f)	418,362	422,751
6% 10/1/23 to 5/1/33	10,019,945	10,325,969
7.5% 11/1/16 to 6/1/32	4,098,553	4,408,309
8% 7/1/25 to 10/1/27	114,379	123,773
8.5% 2/1/19 to 8/1/22	19,862	21,669
12% 11/1/19	19,943	22,163
TOTAL FREDDIE MAC		37,256,688
Government National Mortgage Association - 1.6%
6% 6/15/08 to 12/15/10	3,334,683	3,439,475
6.5% 12/15/07 to 12/15/32	22,155,475	23,184,273
7% 6/15/24 to 12/15/33	18,764,166	19,901,056
7.5% 3/15/22 to 8/15/28	4,824,377	5,194,663
8% 4/15/24 to 12/15/25	322,719	349,536
8.5% 8/15/29 to 11/15/31	748,104	815,921
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		52,884,924
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $914,241,869)		927,272,790
Asset-Backed Securities - 5.7%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,513,252	3,445,518
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.61% 4/25/34 (f)	2,390,000	2,392,431
Class M2, 4.14% 4/25/34 (f)	3,375,000	3,381,119
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.56% 11/6/09 (f)	$ 3,425,000	$ 3,439,168
Series 2003-BX Class A4B, 3.47% 1/6/10 (f)	2,220,000	2,228,622
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.39% 9/25/32 (f)	896,459	897,451
Series 2003-3 Class M1, 3.89% 3/25/33 (f)	4,050,000	4,098,586
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.82% 10/25/32 (f)	18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.89% 9/25/33 (f)	5,400,000	5,573,140
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.47% 4/15/33 (f)	1,004,706	1,005,314
Class M1, 3.99% 4/15/33 (f)	4,770,000	4,800,676
Series 2004-HE2 Class M1, 3.64% 4/25/34 (f)	3,320,000	3,336,538
Bayview Financial Asset Trust Series 2000-F Class A, 3.56% 9/28/43 (f)	8,212,085	8,228,450
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,844,277
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.2338% 1/15/10 (f)	6,505,000	6,524,536
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.77% 7/15/08 (f)	6,380,000	6,386,101
Series 2003-B1 Class B1, 4.26% 2/17/09 (f)	7,735,000	7,797,954
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,054,341
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,813,437
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.99% 10/25/33 (f)	1,774,982	1,812,797
Chase Credit Card Master Trust Series 2003-6 Class B, 3.44% 2/15/11 (f)	4,870,000	4,908,698
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.52% 5/25/33 (f)	2,526,024	2,532,175
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	5,051,846
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)(c)	2,706,000	2,716,148
Class C, 5.074% 6/15/35 (b)(c)	2,457,000	2,466,214
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4.24% 7/25/34 (f)	5,110,000	5,109,894
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(f)	6,360,000	6,404,718
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.52% 1/25/35 (f)	$ 900,000	$ 901,054
Class M2, 3.55% 1/25/35 (f)	1,300,000	1,301,948
Class M3, 3.58% 1/25/35 (f)	700,000	701,547
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.47% 8/25/33 (f)	239,516	240,446
Class M1, 3.97% 8/25/33 (f)	1,780,000	1,804,008
Series 2003-4:
Class M1, 3.89% 10/25/33 (f)	215,000	217,002
Class M2, 4.99% 10/25/33 (f)	255,000	258,438
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	30,721	30,721
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.34% 9/15/09 (f)	4,865,000	4,882,219
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.84% 7/25/33 (f)	5,250,000	5,297,285
Class M2, 4.94% 7/25/33 (f)	2,685,000	2,745,043
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.465% 10/15/08 (f)	3,400,000	3,406,255
Series 2001-B2 Class B2, 3.45% 1/15/09 (f)	3,400,000	3,410,132
Series 2002-B2 Class B2, 3.47% 10/15/09 (f)	3,400,000	3,416,239
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.19% 12/27/32 (f)	1,010,000	1,024,449
Series 2003-HE1 Class M2, 4.99% 5/25/33 (f)	3,165,000	3,203,112
Series 2003-NC6 Class M2, 5.04% 6/27/33 (f)	8,680,000	8,917,983
Series 2004-NC2 Class M1, 3.64% 12/25/33 (f)	1,410,000	1,416,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.49% 2/25/32 (f)	620,863	624,630
Series 2002-NC3 Class M1, 3.81% 8/25/32 (f)	765,500	772,951
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,676,455
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	632,500
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.52% 1/25/33 (f)	586,790	587,211
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,254,070
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,064,431	2,044,339
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,953,746	1,898,729
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.62% 3/25/35 (f)	2,395,000	2,398,142
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	$ 2,500,000	$ 2,521,788
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.69% 11/25/34 (f)	985,000	990,972
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (f)	588,116	588,105
TOTAL ASSET-BACKED SECURITIES (Cost $186,471,305)		187,885,041
Collateralized Mortgage Obligations - 8.0%

Private Sponsor - 3.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.49% 1/25/34 (f)	3,415,069	3,424,287
Series 2005-1 Class 5A2, 3.42% 5/25/35 (f)	5,995,516	6,005,823
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.37% 1/25/35 (f)	9,282,150	9,282,150
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.735% 4/15/13 (b)(f)	2,150,000	2,140,405
Granite Master Issuer PLC Series 2005-2 Class M1, 3.5257% 12/20/54 (f)	7,000,000	7,000,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	822,347	836,481
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.48% 3/25/28 (f)	6,460,417	6,500,138
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	5,004,151	4,993,704
Series 2004-G Class A2, 3.07% 11/25/29 (f)	2,723,828	2,728,292
Series 2005-B Class A2, 3.7225% 6/25/30 (f)	4,750,000	4,750,000
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	25,219,909	329,296
Series 2003-G Class XA1, 1% 1/25/29 (h)	22,362,650	309,070
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	19,808,803	277,622
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,780,562	2,852,280
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.54% 6/10/35 (b)(f)	1,722,091	1,754,380
Class B4, 4.74% 6/10/35 (b)(f)	1,538,272	1,565,192
Class B5, 5.34% 6/10/35 (b)(f)	1,044,864	1,068,374
Class B6, 5.84% 6/10/35 (b)(f)	628,853	643,003
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	81,603,131	675,649
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	$ 11,127,644	$ 11,141,037
Series 2004-4 Class A, 2.885% 5/20/34 (f)	7,105,211	7,088,161
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (f)	10,555,000	10,555,000
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	695,959	723,841
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (f)	8,000,000	7,940,000
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,884,239	14,861,785
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (f)	5,201,998	5,207,484
TOTAL PRIVATE SPONSOR		114,653,454
U.S. Government Agency - 4.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,888,160
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,954,417
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	676,472	685,504
Series 2002-64 Class PC, 5.5% 12/25/26	3,867,716	3,896,143
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,505,184
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,350,036
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,418,438
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,852,151
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,019,236
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,303,913
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,849,059
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,876,824
Class EG, 4.5% 4/15/19	13,500,000	13,275,156
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,515,858
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,373,537
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,918,562
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,441,394
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,895,544	$ 3,606,040
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.883% 10/16/23 (f)	795,000	835,405
TOTAL U.S. GOVERNMENT AGENCY		146,565,017
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $257,803,824)		261,218,471
Commercial Mortgage Securities - 8.1%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,226,231	2,260,794
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (f)(h)	60,887,814	3,157,313
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.41% 11/15/15 (b)(f)	2,715,000	2,718,638
Class C, 3.56% 11/15/15 (b)(f)	555,000	557,452
Class D, 3.64% 11/15/15 (b)(f)	870,000	875,033
Class F, 3.99% 11/15/15 (b)(f)	620,000	624,408
Class H, 4.49% 11/15/15 (b)(f)	555,000	558,981
Class J, 5.04% 11/15/15 (b)(f)	580,000	584,492
Class K, 5.553% 11/15/15 (b)(f)	520,000	524,084
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.67% 8/25/33 (b)(f)	4,472,184	4,508,521
Series 2004-2 Class A, 3.52% 8/25/34 (b)(f)	4,082,818	4,095,098
Series 2004-3:
Class A2, 3.51% 1/25/35 (b)(f)	631,418	632,590
Class M1, 3.59% 1/25/35 (b)(f)	698,445	699,219
Class M2, 4.09% 1/25/35 (b)(f)	437,135	438,485
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,440,580
Class D, 4.986% 5/14/16 (b)	875,000	891,947
Class E, 5.064% 5/14/16 (b)	2,705,000	2,759,192
Class F, 5.182% 5/14/16 (b)	650,000	663,461
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,870,837
Class F, 7.734% 1/15/32	920,000	997,173
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	2,080,000	2,272,702
COMM floater Series 2002-FL7:
Class A2, 3.44% 11/15/14 (b)(f)	825,187	825,449
Class D, 3.66% 11/15/14 (b)(f)	150,000	150,166
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.5938% 9/15/14 (b)(f)	350,000	350,172
Class E, 3.6538% 9/15/14 (b)(f)	480,000	480,481
Class F, 3.7538% 9/15/14 (b)(f)	375,000	375,424
Class G, 3.9338% 9/15/14 (b)(f)	860,000	861,080
Class H, 4.0338% 9/15/14 (b)(f)	915,000	916,148
Class J, 4.5538% 9/15/14 (b)(f)	310,000	310,387
Class K, 4.9538% 9/15/14 (b)(f)	495,000	495,616
Class L, 5.1538% 9/15/14 (b)(f)	400,000	399,991
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	682,402
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	323,937
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,723,938
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,480,947
Series 2003-C3 Class ASP, 2.0629% 5/15/38 (b)(f)(h)	66,595,880	4,117,617
Series 2004-C1 Class ASP, 1.1076% 1/15/37 (b)(f)(h)	41,505,216	1,575,318
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,231,377
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,386,781	6,628,174
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,732,455
Class C1, 7.52% 5/15/06 (b)	8,700,000	8,960,986
Class D1, 7.77% 5/15/06 (b)	6,800,000	6,984,359
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,279,574
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)	5,850,000	6,149,839
Series 2003-87 Class C, 5.2425% 8/16/32 (f)	5,000,000	5,188,391
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	$ 6,700,000	$ 6,642,696
Series 2003-47 Class XA, 0.0217% 6/16/43 (f)(h)	18,790,826	897,694
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,360,256	3,521,681
Series 2004-C3 Class X2, 0.9009% 12/10/41 (f)(h)	6,825,000	212,031
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,715,000
Series 2003-C1 Class XP, 2.3672% 7/5/35 (b)(f)(h)	33,714,042	2,410,011
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,426,758
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,474,832
Series 1998-GLII Class E, 7.1905% 4/13/31 (f)	4,103,000	4,335,833
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,554,093
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,916,310
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	846,869
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,214,703
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,233,263	14,847,783
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	981,650
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,310,702
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,633,827
Series 1999-RM1 Class E, 7.2079% 12/15/31 (f)	824,000	893,599
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5854% 3/12/35 (b)(f)(h)	35,142,760	2,131,781
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,529,156
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,375,916
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,689,499
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,796,673
Commercial Mortgage Securities - continued
	Principal Amount	Value
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	$ 1,000,000	$ 1,114,904
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,002,484
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $261,757,901)		265,831,713
Foreign Government and Government Agency Obligations - 2.3%

Chilean Republic 7.125% 1/11/12	6,460,000	7,407,036
Israeli State 4.625% 6/15/13	5,305,000	5,228,741
Korean Republic 4.875% 9/22/14	3,000,000	3,015,174
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,887,294
United Mexican States:
5.875% 1/15/14	3,690,000	3,837,600
6.75% 9/27/34	25,820,000	27,278,830
7.5% 4/8/33	18,650,000	21,391,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,921,307)		74,046,225
Fixed-Income Funds - 10.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)	3,436,830	342,033,322
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $147,781,000)	$ 147,793,607	147,781,000
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $3,491,745,620)		3,542,239,044
NET OTHER ASSETS - (8.0)%		(261,409,796)
NET ASSETS - 100%		$ 3,280,829,248
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)

	June 2010	$ 16,600,000	$ (121,326)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)	June 2015	16,600,000	(219,399)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2015	40,000,000	(264,420)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default even of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	8,042
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	4,761
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	13,060
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	7,332
TOTAL CREDIT DEFAULT SWAP		101,950,000	(571,950)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (826,450)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(108,504)
TOTAL INTEREST RATE SWAP		290,000,000	(934,954)
Total Return Swap
Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	12,600,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	201,921
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	396,924
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	June 2005	70,000,000	627,515
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	70,000,000	0
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	20,045,000	0
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	20,045,000	184,228
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America

	Nov. 2005	$ 14,000,000	$ 165,610
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	12,600,000	316,991
TOTAL TOTAL RETURN SWAP		261,790,000	1,893,189
		$ 653,740,000	$ 386,285
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $269,663,779 or 8.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings is provided at the end of this report.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,490,021,078. Net unrealized appreciation aggregated $52,217,966, of which $69,532,681 related to appreciated investment securities and $17,314,715 related to depreciated investment securities.

Semiannual Report

Fidelity Ultra-Short Central Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,566,560
3.8938% 5/24/06 (e)	4,700,000	4,710,885
		21,277,445
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,313,616
Cox Communications, Inc. (Reg. S) 3.55% 12/14/07 (e)	12,140,000	12,205,143
Liberty Media Corp. 4.51% 9/17/06 (e)	11,471,000	11,527,093
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,510,980
		39,556,832
TOTAL CONSUMER DISCRETIONARY		60,834,277
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,816,089
FINANCIALS - 0.9%
Capital Markets - 0.2%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,022,830
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,592,895
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,744,772
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	703,134
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,028,660
TOTAL FINANCIALS		53,092,291
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,546,567
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,664,970
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,747,778
GTE Corp. 6.36% 4/15/06	9,000,000	9,180,315
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,375,961
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,048,546
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,545,234
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,893,744
		83,003,115
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,639,546
TOTAL TELECOMMUNICATION SERVICES		88,642,661
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,797,018
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,407,352
TOTAL UTILITIES		22,204,370
TOTAL NONCONVERTIBLE BONDS (Cost $237,078,620)		236,589,688
U.S. Government Agency Obligations - 0.0%

Freddie Mac 0% 6/30/05 (d) (Cost $997,608)	1,000,000	997,591
Asset-Backed Securities - 36.6%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.39% 7/25/34 (e)	8,704,285	8,728,201
Series 2004-3 Class 2A4, 3.44% 10/25/34 (e)	10,915,000	10,962,604
Series 2004-4 Class A2D, 3.44% 1/25/35 (e)	3,850,647	3,861,549
Series 2005-1:
Class M1, 3.56% 4/25/35 (e)	11,280,000	11,294,296
Class M2, 3.78% 4/25/35 (e)	5,275,000	5,288,325
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.74% 6/25/32 (e)	1,842,987	1,861,150
Series 2002-HE2 Class M1, 3.94% 8/25/32 (e)	21,525,000	21,618,821
Series 2003-FM1 Class M2, 4.94% 11/25/32 (e)	3,015,000	3,060,246
Series 2003-HS1:
Class M1, 3.84% 6/25/33 (e)	800,000	804,448
Class M2, 4.84% 6/25/33 (e)	856,000	872,245
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 3.87% 7/25/33 (e)	$ 1,600,000	$ 1,614,593
Series 2004-HE1:
Class M1, 3.59% 2/25/34 (e)	2,193,000	2,193,656
Class M2, 4.19% 2/25/34 (e)	2,475,000	2,476,166
Series 2004-OP1:
Class M1, 3.61% 4/25/34 (e)	4,420,000	4,424,495
Class M2, 4.14% 4/25/34 (e)	6,240,000	6,251,314
Series 2005-HE2:
Class M1, 3.53% 4/25/35 (e)	1,530,000	1,530,653
Class M2, 3.54% 4/25/35 (e)	1,803,000	1,803,756
Class M3, 3.57% 4/25/35 (e)	1,040,000	1,040,887
Class M4, 3.73% 4/25/35 (e)	1,340,000	1,341,134
Series 2005-HE3:
Class A2A, 3.19% 5/25/35 (e)	8,586,151	8,586,671
Class A2B, 3.3% 5/25/35 (e)	4,370,000	4,371,062
Series 2005-SD1 Class A1, 3.49% 11/25/50 (e)	3,013,901	3,014,776
Aesop Funding II LLC Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	8,800,000	8,786,272
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.4% 2/15/08 (e)	10,000,000	10,002,690
Series 2002-6 Class B, 3.54% 3/15/10 (e)	5,000,000	5,034,405
Series 2004-1 Class B, 3.34% 9/15/11 (e)	5,775,000	5,799,447
Series 2004-C Class C, 3.59% 2/15/12 (b)(e)	17,992,640	18,032,589
Series 2005-1 Class A, 3.12% 10/15/12 (e)	15,455,000	15,475,554
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,973,703
Series 2003-AM:
Class A3B, 3.46% 6/6/07 (e)	1,739,185	1,739,824
Class A4B, 3.56% 11/6/09 (e)	12,400,000	12,451,293
Series 2003-BX Class A4B, 3.47% 1/6/10 (e)	3,265,000	3,277,680
Series 2003-CF Class A3, 2.75% 10/9/07	15,763,851	15,720,070
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,624,000
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.79% 8/25/32 (e)	3,740,753	3,770,500
Series 2002-AR1 Class M2, 4.39% 9/25/32 (e)	1,569,266	1,571,001
Series 2003-1:
Class A2, 3.5% 2/25/33 (e)	762,392	762,902
Class M1, 3.99% 2/25/33 (e)	3,330,000	3,357,014
Series 2003-3:
Class M1, 3.89% 3/25/33 (e)	1,564,902	1,583,675
Class S, 5% 9/25/05 (f)	4,457,447	53,917
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class AV3, 3.41% 8/25/33 (e)	$ 323,948	$ 324,001
Class M1, 3.85% 8/25/33 (e)	7,560,000	7,620,295
Class M2, 4.94% 5/25/33 (e)	2,750,000	2,813,141
Series 2003-AR1 Class M1, 4.24% 1/25/33 (e)	7,000,000	7,082,723
Series 2004-R2:
Class M1, 3.52% 4/25/34 (e)	1,230,000	1,229,976
Class M2, 3.57% 4/25/34 (e)	950,000	949,981
Class M3, 3.64% 4/25/34 (e)	3,500,000	3,499,931
Class M4, 4.14% 4/25/34 (e)	4,500,000	4,499,906
Series 2004-R9 Class A3, 3.41% 10/25/34 (e)	9,340,000	9,365,155
Series 2005-R1:
Class M1, 3.54% 3/25/35 (e)	5,710,000	5,712,304
Class M2, 3.57% 3/25/35 (e)	1,925,000	1,925,761
Series 2005-R2 Class M1, 3.54% 4/25/35 (e)	12,500,000	12,474,271
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.42% 6/25/32 (e)	2,411,175	2,421,003
Series 2002-BC6 Class M1, 3.84% 8/25/32 (e)	24,900,000	25,118,226
Series 2002-BC7:
Class M1, 3.82% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.99% 10/25/32 (e)	5,575,000	5,616,417
Series 2003-BC1 Class M2, 4.19% 1/25/32 (e)	1,387,880	1,392,884
ARG Funding Corp.:
Series 2005-1A Class A2, 3.19% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 3.1% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.89% 9/25/33 (e)	20,000,000	20,641,258
Series 2003-W7 Class A2, 3.48% 3/1/34 (e)	5,112,276	5,123,744
Series 2004-W5 Class M1, 3.69% 4/25/34 (e)	3,960,000	3,964,863
Series 2004-W7:
Class M1, 3.64% 5/25/34 (e)	4,085,000	4,084,917
Class M2, 3.69% 5/25/34 (e)	3,320,000	3,319,933
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.22% 8/15/32 (e)	978,000	980,537
Series 2003-HE2:
Class A2, 3.47% 4/15/33 (e)	1,719,593	1,720,633
Class M1, 3.99% 4/15/33 (e)	9,000,000	9,057,879
Series 2003-HE3:
Class M1, 3.92% 6/15/33 (e)	2,185,000	2,201,318
Class M2, 5.09% 6/15/33 (e)	10,000,000	10,228,626
Series 2003-HE4 Class M2, 5.09% 8/15/33 (e)	5,695,000	5,817,428
Series 2003-HE5 Class A2A, 3.45% 8/15/33 (e)	3,368,612	3,371,620
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE6 Class M1, 3.74% 11/25/33 (e)	$ 3,475,000	$ 3,500,850
Series 2004-HE2 Class M1, 3.64% 4/25/34 (e)	6,060,000	6,090,187
Series 2004-HE3:
Class M1, 3.63% 6/25/34 (e)	1,450,000	1,450,474
Class M2, 4.21% 6/25/34 (e)	3,350,000	3,350,962
Series 2004-HE6 Class A2, 3.45% 6/25/34 (e)	20,089,908	20,134,658
Series 2005-HE2:
Class M1, 3.54% 3/25/35 (e)	8,250,000	8,267,332
Class M2, 3.59% 3/25/35 (e)	2,065,000	2,069,697
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.47% 12/15/09 (e)	20,655,000	20,749,749
Series 2002-B2 Class B2, 3.43% 5/15/08 (e)	15,000,000	15,005,490
Series 2002-B3 Class B, 3.45% 8/15/08 (e)	14,500,000	14,510,785
Series 2002-C1 Class C1, 4.05% 12/15/09 (e)	7,980,000	8,073,770
Series 2002-C2 Class C2, 4.08% 5/15/08 (e)	35,785,000	35,862,547
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.48% 5/28/44 (e)	9,267,490	9,269,668
Bayview Financial Asset Trust Series 2000-F Class A, 3.56% 9/28/43 (e)	10,265,107	10,285,562
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.51% 2/28/44 (e)	6,466,458	6,488,523
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.59% 2/25/35 (e)	6,655,000	6,662,905
Class M2, 3.84% 2/25/35 (e)	2,430,000	2,434,581
Series 2005-HE5 Class 1A1, 3.2% 6/25/35 (e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,383,210	3,359,029
Series 2003-1 Class B, 3.56% 6/15/10 (b)(e)	6,665,899	6,687,171
Series 2003-2 Class B, 3.37% 1/15/09 (e)	3,135,973	3,141,068
Series 2005-1 Class B, 3.4656% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,658,921
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,303,612
Capital One Master Trust:
Series 1999-3 Class B, 3.57% 9/15/09 (e)	5,000,000	5,006,067
Series 2001-1 Class B, 3.6% 12/15/10 (e)	19,500,000	19,653,114
Series 2001-8A Class B, 3.64% 8/17/09 (e)	9,585,000	9,641,043
Series 2002-4A Class B, 3.59% 3/15/10 (e)	6,000,000	6,032,079
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.77% 7/15/08 (e)	17,705,000	17,721,931
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2003-B1 Class B1, 4.26% 2/17/09 (e)	$ 15,470,000	$ 15,595,907
Capital Trust Ltd. Series 2004-1:
Class A2, 3.54% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.84% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.19% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.12% 1/25/32 (e)	4,244,221	4,260,885
Series 2002-HE2 Class M1, 3.79% 1/25/33 (e)	9,278,431	9,314,285
Series 2002-HE3:
Class M1, 4.19% 3/25/33 (e)	21,499,948	21,829,927
Class M2, 5.34% 3/25/33 (e)	9,968,976	10,179,685
Series 2003-HE1:
Class M1, 3.99% 8/25/33 (e)	1,989,998	1,998,568
Class M2, 5.04% 8/25/33 (e)	4,369,996	4,435,532
Series 2003-HE2 Class A, 3.44% 10/25/33 (e)	2,726,836	2,729,201
Series 2003-HE3:
Class M1, 3.79% 11/25/33 (e)	2,254,989	2,277,339
Class M2, 4.84% 11/25/33 (e)	1,719,992	1,757,843
Series 2004-HE2 Class M2, 4.29% 7/26/34 (e)	2,345,000	2,367,889
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.57% 3/16/09 (e)	1,305,000	1,312,129
Series 2002-4 Class B, 3.4% 10/15/07 (e)	12,000,000	12,001,284
Series 2002-6 Class B, 3.44% 1/15/08 (e)	11,850,000	11,855,232
Series 2004-1 Class B, 3.29% 5/15/09 (e)	4,105,000	4,104,922
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,521,879
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,005,308
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,043,215
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,705,630
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,044,408
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,171,354
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.5% 12/25/33 (b)(e)	8,488,958	8,489,838
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.52% 5/25/33 (e)	1,789,656	1,794,013
Series 2003-BC1 Class M2, 5.09% 9/25/32 (e)	11,065,000	11,210,784
Series 2003-SD3 Class A1, 3.51% 12/25/32 (b)(e)	1,129,842	1,136,179
Series 2004-2 Class M1, 3.59% 5/25/34 (e)	5,200,000	5,212,214
Series 2004-3:
Class 3A4, 3.34% 8/25/34 (e)	621,233	618,636
Class M1, 3.59% 6/25/34 (e)	1,475,000	1,476,417
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 3.46% 8/25/34 (e)	$ 3,007,489	$ 3,010,343
Class M1, 3.57% 7/25/34 (e)	3,650,000	3,663,669
Class M2, 3.62% 6/25/34 (e)	4,395,000	4,410,539
Series 2005-1:
Class 1AV2, 3.29% 7/25/35 (e)	8,780,000	8,779,835
Class M1, 3.51% 8/25/35 (e)	19,600,000	19,599,606
Class MV1, 3.49% 7/25/35 (e)	3,135,000	3,136,150
Class MV2, 3.53% 7/25/35 (e)	3,765,000	3,766,328
Class MV3, 3.57% 7/25/35 (e)	1,560,000	1,561,117
Series 2005-3 Class MV1, 3.51% 8/25/35 (e)	11,125,000	11,124,774
Series 2005-AB1 Class A2, 3.3% 8/25/35 (e)	17,520,000	17,524,489
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.48% 4/25/34 (e)	2,985,631	2,999,336
Series 2004-FRE1:
Class A2, 3.44% 4/25/34 (e)	3,385,288	3,385,227
Class M3, 3.74% 4/25/34 (e)	5,885,000	5,884,881
Discover Card Master Trust I Series 2003-4 Class B1, 3.42% 5/16/11 (e)	8,155,000	8,201,771
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.4123% 5/28/35 (e)	8,232,355	8,235,215
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.77% 11/25/33 (e)	1,300,000	1,312,832
Class M2, 4.84% 11/25/33 (e)	700,000	720,335
Series 2004-1 Class M2, 4.19% 1/25/35 (e)	3,700,000	3,745,940
Series 2004-2 Class M2, 4.24% 7/25/34 (e)	9,890,000	9,889,794
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.18% 3/25/35 (e)	8,055,906	8,055,906
Series 2005-FF2 Class M6, 3.79% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.64% 3/25/34 (e)	400,000	401,544
Class M4, 3.99% 3/25/34 (e)	300,000	303,151
First USA Credit Card Master Trust Series 2001-4 Class B, 3.49% 1/12/09 (e)	15,000,000	15,039,275
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.52% 10/15/07 (e)	19,600,000	19,687,067
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.31% 2/25/34 (e)	3,181,754	3,181,698
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-1:
Class M1, 3.54% 2/25/34 (e)	$ 750,000	$ 749,985
Class M2, 3.59% 2/25/34 (e)	800,000	799,984
Series 2004-C Class 2A2, 3.64% 8/25/34 (e)	10,000,000	10,095,416
Series 2005-A:
Class 2A2, 3.33% 2/25/35 (e)	11,850,000	11,865,578
Class M1, 3.52% 1/25/35 (e)	1,603,000	1,604,878
Class M2, 3.55% 1/25/35 (e)	2,325,000	2,328,483
Class M3, 3.58% 1/25/35 (e)	1,250,000	1,252,762
Class M4, 3.77% 1/25/35 (e)	925,000	928,375
GE Business Loan Trust Series 2003-1 Class A, 3.52% 4/15/31 (b)(e)	5,832,195	5,872,437
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,795
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,605,253
Series 6 Class B, 3.28% 2/17/09 (e)	1,030,000	1,031,196
GSAMP Trust:
Series 2002-HE Class M1, 4.34% 11/20/32 (e)	3,017,000	3,069,480
Series 2002-NC1:
Class A2, 3.41% 7/25/32 (e)	719,504	727,032
Class M1, 3.73% 7/25/32 (e)	8,861,000	8,997,310
Series 2003-FM1 Class M1, 3.91% 3/20/33 (e)	15,000,000	15,193,292
Series 2004-FM1:
Class M1, 3.74% 11/25/33 (e)	2,865,000	2,864,942
Class M2, 4.49% 11/25/33 (e)	1,975,000	2,009,257
Series 2004-FM2:
Class M1, 3.59% 1/25/34 (e)	3,500,000	3,499,930
Class M2, 4.19% 1/25/34 (e)	1,500,000	1,499,969
Class M3, 4.39% 1/25/34 (e)	1,500,000	1,499,968
Series 2004-HE1:
Class M1, 3.64% 5/25/34 (e)	4,045,000	4,044,918
Class M2, 4.24% 5/25/34 (e)	1,750,000	1,769,912
Series 2005-FF2 Class M5, 3.72% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.52% 3/25/35 (e)	8,780,000	8,783,726
Series 2005-NC1 Class M1, 3.54% 2/25/35 (e)	9,010,000	9,021,599
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (b)(e)	14,000,000	13,975,080
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.89% 6/25/32 (e)	10,000,000	10,025,950
Series 2002-3 Class A5, 3.53% 2/25/33 (e)	1,653,188	1,653,916
Series 2002-4:
Class A3, 3.57% 3/25/33 (e)	2,437,686	2,439,956
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2002-4: - continued
Class M2, 5.14% 3/25/33 (e)	$ 1,850,000	$ 1,876,987
Series 2002-5:
Class A3, 3.61% 5/25/33 (e)	3,612,206	3,619,850
Class M1, 4.29% 5/25/33 (e)	13,800,000	13,983,885
Series 2003-1:
Class A2, 3.56% 6/25/33 (e)	5,425,886	5,435,829
Class M1, 4.09% 6/25/33 (e)	5,700,000	5,734,138
Series 2003-2:
Class A2, 3.47% 8/25/33 (e)	301,823	302,994
Class M1, 3.97% 8/25/33 (e)	2,245,000	2,275,279
Series 2003-3:
Class A2, 3.45% 8/25/33 (e)	2,095,771	2,104,206
Class M1, 3.95% 8/25/33 (e)	8,185,000	8,284,639
Series 2003-4:
Class M1, 3.89% 10/25/33 (e)	3,415,000	3,446,795
Class M2, 4.99% 10/25/33 (e)	4,040,000	4,094,475
Series 2003-5:
Class A2, 3.44% 12/25/33 (e)	8,088,697	8,120,765
Class M1, 3.79% 12/25/33 (e)	3,175,000	3,202,544
Class M2, 4.82% 12/25/33 (e)	1,345,000	1,381,517
Series 2003-7 Class A2, 3.47% 3/25/34 (e)	3,898,974	3,908,100
Series 2004-2 Class A2, 3.38% 7/25/34 (e)	6,948,605	6,948,496
Series 2004-3:
Class M1, 3.66% 8/25/34 (e)	2,015,000	2,014,959
Class M2, 4.29% 8/25/34 (e)	2,200,000	2,199,952
Series 2004-4 Class A2, 3.41% 10/25/34 (e)	9,324,911	9,361,827
Series 2004-6 Class A2, 3.44% 12/25/34 (e)	10,598,497	10,632,254
Series 2004-7 Class A3, 3.48% 1/25/35 (e)	3,237,685	3,254,426
Series 2005-1:
Class M1, 3.52% 5/25/35 (e)	9,705,000	9,716,343
Class M2, 3.54% 5/25/35 (e)	5,780,000	5,779,883
Class M3, 3.59% 5/25/35 (e)	5,825,000	5,827,060
Series 2005-2:
Class 2A2, 3.29% 7/25/35 (e)	13,170,000	13,169,752
Class M1, 3.54% 7/25/35 (e)	10,085,000	10,088,952
Series 2005-3 Class M1, 3.5% 8/25/35 (e)	9,450,000	9,449,981
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.38% 8/15/08 (e)	10,000,000	10,015,402
Household Credit Card Master Trust I Series 2002-1 Class B, 3.74% 7/15/08 (e)	22,589,000	22,624,930
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,933
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust: - continued
Series 2002-3 Class A, 3.54% 7/20/32 (e)	$ 2,738,511	$ 2,743,335
Series 2003-1 Class M, 3.72% 10/20/32 (e)	855,445	856,783
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,196,234	3,203,299
Class M, 3.67% 9/20/33 (e)	1,503,027	1,506,663
Series 2004-1 Class M, 3.61% 9/20/33 (e)	3,021,928	3,028,563
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,984,860	1,991,438
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	6,088,935	6,106,418
Class M, 3.59% 2/20/34 (e)	3,681,392	3,684,565
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.64% 1/18/11 (e)	8,850,000	8,868,458
Series 2002-2:
Class A, 3.26% 1/18/11 (e)	9,000,000	9,014,086
Class B, 3.64% 1/18/11 (e)	14,275,000	14,362,554
Series 2002-3 Class B, 4.34% 9/15/09 (e)	4,150,000	4,164,689
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.33% 12/17/07 (e)	3,623,412	3,624,644
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.34% 6/25/35 (e)	12,764,815	12,767,262
Class M1, 3.56% 6/25/35 (e)	4,100,000	4,101,661
Class M2, 3.58% 6/25/35 (e)	2,775,000	2,776,106
Class M3, 3.61% 6/25/35 (e)	1,975,000	1,976,601
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,120,514
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.41% 6/25/33 (e)	471,728	472,079
Class M1, 3.91% 6/25/33 (e)	19,500,000	19,644,123
Series 2003-3 Class M1, 3.84% 7/25/33 (e)	7,770,000	7,839,982
Series 2004-2:
Class M1, 3.62% 6/25/34 (e)	4,275,000	4,285,774
Class M2, 4.17% 6/25/34 (e)	2,800,000	2,835,379
Series 2005-2 Class 2A2, 3.27% 4/25/35 (e)	12,000,000	11,999,776
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.82% 4/25/33 (e)	3,500,000	3,528,069
Class M2, 4.94% 4/25/33 (e)	1,500,000	1,537,748
Series 2004-FRE1 Class M1, 3.64% 7/25/34 (e)	5,223,000	5,249,418
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.89% 3/17/08 (b)(e)	7,250,000	7,265,225
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.465% 10/15/08 (e)	$ 30,000,000	$ 30,055,188
Series 2001-B2 Class B2, 3.45% 1/15/09 (e)	30,353,000	30,443,452
Series 2002-B2 Class B2, 3.47% 10/15/09 (e)	20,000,000	20,095,522
Series 2002-B3 Class B3, 3.49% 1/15/08 (e)	15,000,000	15,005,405
Series 2002-B4 Class B4, 3.59% 3/15/10 (e)	14,800,000	14,922,944
Series 2003-B2 Class B2, 3.48% 10/15/10 (e)	1,530,000	1,531,710
Series 2003-B3 Class B3, 3.465% 1/18/11 (e)	1,130,000	1,135,721
Series 2003-B5 Class B5, 3.46% 2/15/11 (e)	705,000	710,560
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,843,845
Series 1998-G Class B, 3.49% 2/17/09 (e)	20,000,000	20,048,306
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.59% 7/25/34 (e)	2,125,000	2,124,958
Class M2, 3.64% 7/25/34 (e)	375,000	374,993
Class M3, 4.04% 7/25/34 (e)	775,000	774,984
Class M4, 4.19% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.79% 7/25/34 (e)	2,321,000	2,336,507
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.19% 11/25/32 (e)	2,370,000	2,450,756
Series 2003-HE1 Class M2, 4.99% 5/25/33 (e)	6,185,000	6,259,479
Series 2003-NC5 Class M2, 5.09% 4/25/33 (e)	2,800,000	2,837,224
Series 2003-NC6 Class M2, 5.04% 6/27/33 (e)	12,835,000	13,186,902
Series 2003-NC7:
Class M1, 3.79% 6/25/33 (e)	1,785,000	1,792,617
Class M2, 4.94% 6/25/33 (e)	1,000,000	1,018,734
Series 2003-NC8 Class M1, 3.79% 9/25/33 (e)	2,350,000	2,368,861
Series 2004-HE6 Class A2, 3.43% 8/25/34 (e)	8,586,557	8,619,159
Series 2004-NC2 Class M1, 3.64% 12/25/33 (e)	2,595,000	2,607,691
Series 2004-NC6 Class A2, 3.43% 7/25/34 (e)	3,832,768	3,844,128
Series 2005-1:
Class M2, 3.56% 12/25/34 (e)	4,425,000	4,434,075
Class M3, 3.61% 12/25/34 (e)	4,000,000	4,006,490
Series 2005-HE1:
Class A3B, 3.31% 12/25/34 (e)	3,885,000	3,890,751
Class M1, 3.54% 12/25/34 (e)	1,100,000	1,104,703
Class M2, 3.56% 12/25/34 (e)	2,970,000	2,977,520
Series 2005-HE2:
Class M1, 3.49% 1/25/35 (e)	2,665,000	2,676,440
Class M2, 3.53% 1/25/35 (e)	1,900,000	1,900,767
Series 2005-NC1:
Class M1, 3.53% 1/25/35 (e)	2,425,000	2,437,263
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-NC1: - continued
Class M2, 3.56% 1/25/35 (e)	$ 2,425,000	$ 2,430,006
Class M3, 3.6% 1/25/35 (e)	2,425,000	2,430,965
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.94% 2/25/32 (e)	1,510,288	1,517,395
Class M2, 4.49% 2/25/32 (e)	8,691,652	8,744,385
Series 2001-NC3 Class M2, 4.59% 10/25/31 (e)	2,836,870	2,854,974
Series 2001-NC4:
Class M1, 4.09% 1/25/32 (e)	3,827,881	3,844,316
Class M2, 4.74% 1/25/32 (e)	1,562,455	1,570,068
Series 2002-AM3 Class A3, 3.58% 2/25/33 (e)	1,726,986	1,731,161
Series 2002-HE1 Class M1, 3.69% 7/25/32 (e)	2,700,000	2,730,382
Series 2002-HE2:
Class M1, 3.79% 8/25/32 (e)	9,925,000	9,976,989
Class M2, 4.34% 8/25/32 (e)	1,550,000	1,560,181
Series 2002-NC3 Class A3, 3.43% 8/25/32 (e)	758,363	760,503
Series 2002-NC5 Class M3, 4.89% 10/25/32 (e)	920,000	939,628
Series 2002-OP1 Class M1, 3.84% 9/25/32 (e)	1,545,000	1,555,889
Series 2003-NC1:
Class M1, 4.14% 11/25/32 (e)	2,555,000	2,575,548
Class M2, 5.14% 11/25/32 (e)	1,880,000	1,901,973
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.52% 1/25/33 (e)	669,054	669,533
Class M2, 5.09% 1/25/33 (e)	4,600,000	4,672,381
Series 2003-6 Class M1, 3.81% 1/25/34 (e)	5,180,000	5,220,350
Series 2005-1:
Class M1, 3.54% 3/25/35 (e)	4,395,000	4,416,600
Class M2, 3.57% 3/25/35 (e)	4,395,000	4,400,215
Class M3, 3.61% 3/25/35 (e)	2,120,000	2,125,019
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	15,342,504	15,358,075
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,584,304
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.54% 6/25/34 (e)	1,450,000	1,451,204
Class M4, 4.065% 6/25/34 (e)	2,435,000	2,444,317
Ocala Funding LLC Series 2005-1A Class A, 0% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.72% 9/25/34 (e)	2,940,000	2,960,788
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1: - continued
Class M2, 3.77% 9/25/34 (e)	$ 1,755,000	$ 1,768,256
Class M3, 4.34% 9/25/34 (e)	3,355,000	3,401,375
Class M4, 4.54% 9/25/34 (e)	4,700,000	4,778,142
Series 2004-WCW2 Class A2, 3.47% 10/25/34 (e)	9,435,555	9,464,584
Series 2005-WCH1:
Class A3B, 3.31% 1/25/35 (e)	2,775,000	2,781,042
Class M2, 3.61% 1/25/35 (e)	4,175,000	4,181,984
Class M3, 3.65% 1/25/35 (e)	3,290,000	3,299,530
Class M5, 3.97% 1/25/35 (e)	3,095,000	3,108,854
Series 2005-WHQ2 Class M7, 4.34% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.2% 9/25/24 (e)	8,564,626	8,564,626
Class M4, 3.72% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.79% 6/15/09 (b)(e)	15,000,000	15,057,729
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.67% 4/25/35 (e)	1,040,000	1,039,998
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.34% 10/25/34 (e)	5,500,000	5,573,718
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.49% 4/25/33 (e)	1,067,396	1,072,853
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.62% 3/25/35 (e)	4,415,000	4,420,792
Series 2004-2 Class MV1, 3.67% 8/25/35 (e)	4,495,000	4,512,621
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.515% 2/15/10 (e)	10,000,000	9,984,472
Series 2002-4:
Class A, 3.22% 8/18/09 (e)	27,000,000	27,007,468
Class B, 3.515% 8/18/09 (e)	33,300,000	33,316,547
Series 2002-5 Class B, 4.34% 11/17/09 (e)	30,000,000	30,099,234
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.61% 2/25/34 (e)	2,910,000	2,913,839
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.69% 11/25/34 (e)	1,810,000	1,820,973
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (e)	1,127,222	1,127,202
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.54% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.52% 9/25/34 (e)	3,634,361	3,656,519
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.56% 11/25/33 (e)	$ 2,034,960	$ 2,039,767
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	287,748	287,653
TOTAL ASSET-BACKED SECURITIES (Cost $2,178,606,119)		2,187,860,493
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 14.3%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.49% 2/25/35 (e)	10,389,653	10,418,550
Series 2004-4 Class 5A2, 3.49% 3/25/35 (e)	4,144,459	4,153,853
Series 2005-1 Class 5A2, 3.42% 5/25/35 (e)	6,994,769	7,006,793
Series 2005-2:
Class 6A2, 3.37% 6/25/35 (e)	3,327,499	3,331,139
Class 6M2, 3.57% 6/25/35 (e)	10,145,000	10,156,768
Series 2005-3 Class 8A2, 3.33% 7/25/35 (e)	20,809,987	20,915,660
Series 2005-4 Class 7A2, 3.32% 8/25/35 (e)	9,647,960	9,650,217
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.37% 1/25/35 (e)	21,952,285	21,952,285
Series 2005-2 Class 1A1, 3.34% 3/25/35 (e)	16,229,661	16,229,661
Series 2005-5 Class 1A1, 3.31% 7/25/35 (e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.49% 5/25/33 (e)	6,200,206	6,203,242
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.49% 9/25/34 (e)	11,396,990	11,385,531
Series 2005-1 Class 2A1, 3.38% 3/25/35 (e)	15,498,270	15,503,114
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.49% 3/25/34 (e)	6,088,468	6,085,216
Series 2004-AR3 Class 6A2, 3.46% 4/25/34 (e)	2,652,879	2,655,665
Series 2004-AR4 Class 5A2, 3.46% 5/25/34 (e)	2,335,966	2,334,603
Series 2004-AR5 Class 11A2, 3.46% 6/25/34 (e)	3,622,453	3,614,892
Series 2004-AR6 Class 9A2, 3.46% 10/25/34 (e)	4,587,928	4,592,067
Series 2004-AR7 Class 6A2, 3.47% 8/25/34 (e)	6,791,561	6,798,527
Series 2004-AR8 Class 8A2, 3.47% 9/25/34 (e)	5,351,108	5,361,240
Series 2003-TFLA Class F, 3.735% 4/15/13 (b)(e)	3,750,000	3,733,265
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,349,551	5,342,051
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC:
floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	$ 5,300,000	$ 5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,975,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,425
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,096,027
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,494
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,369
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,498,181
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,289,402
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,903
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,270
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,780
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	11,955,540	11,942,987
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,568,899
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,001,953
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Home Equity Asset Trust Series 2005-3 Class 2A1, 3.18% 8/25/35 (e)	8,194,682	8,192,380
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.54% 10/25/34 (e)	4,847,078	4,867,584
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.46% 3/25/35 (e)	9,292,487	9,297,931
Series 2004-6 Class 1A2, 3.48% 10/25/34 (e)	3,918,641	3,926,079
Series 2005-1:
Class M1, 3.55% 4/25/35 (e)	3,396,891	3,399,014
Class M2, 3.59% 4/25/35 (e)	5,946,952	5,950,668
Class M3, 3.62% 4/25/35 (e)	1,459,228	1,460,140
Class M4, 3.84% 4/25/35 (e)	861,184	862,832
Class M5, 3.86% 4/25/35 (e)	861,184	862,092
Class M6, 3.91% 4/25/35 (e)	1,377,894	1,379,078
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust: - continued
floater:
Series 2005-2 Class 1A2, 3.4% 4/25/35 (e)	$ 13,747,416	$ 13,747,416
Series 2005-3 Class A1, 3.33% 8/25/35 (e)	15,756,115	15,745,652
Series 2005-4 Class 1B1, 4.39% 6/25/35 (e)	5,584,547	5,584,547
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.36% 3/25/35 (e)	14,780,375	14,780,375
Series 2004-6 Class 4A2, 4.1767% 7/25/34 (e)	5,969,000	5,953,509
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.48% 3/25/28 (e)	9,013,324	9,068,740
Series 2003-B Class A1, 3.43% 4/25/28 (e)	8,721,619	8,775,868
Series 2003-D Class A, 3.4% 8/25/28 (e)	8,326,855	8,348,791
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,982,532	11,985,958
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,306,192	14,319,724
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,841,552	12,817,175
Series 2004-B Class A2, 2.8613% 6/25/29 (e)	10,048,734	10,035,426
Series 2004-C Class A2, 3.07% 7/25/29 (e)	14,656,970	14,628,151
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,135,360	11,141,586
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,211,408	9,192,177
Class A2D, 3.9175% 11/25/29 (e)	2,142,188	2,152,206
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,331,334	4,338,432
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,773,809	11,768,054
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.53% 10/25/32 (e)	547,996	548,174
Class M1, 3.94% 10/25/32 (e)	5,000,000	5,025,881
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.46% 12/25/34 (e)	5,159,047	5,168,133
Class A2, 3.54% 12/25/34 (e)	6,979,341	7,023,519
Series 2005-2 Class 1A1, 3.35% 5/25/35 (e)	5,329,433	5,332,140
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,749,801
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,892,006
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,631
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	$ 4,000,000	$ 4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/10/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,019,864	5,149,338
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.89% 3/10/35 (b)(e)	5,510,001	5,592,651
Class B5, 5.44% 3/10/35 (b)(e)	5,702,334	5,836,903
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.59% 11/25/34 (e)	3,514,091	3,528,259
Series 2003-RP2 Class A1, 3.54% 6/25/33 (b)(e)	4,274,217	4,289,818
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,393,794	12,383,508
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,243,770	11,245,078
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,076,609	7,064,922
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,658,444	11,651,162
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,067,015	12,017,037
Series 2004-4 Class A, 2.885% 5/20/34 (e)	15,631,464	15,593,954
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	10,475,332	10,481,879
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,480,094	9,491,878
Class A3B, 3.16% 7/20/34 (e)	1,185,012	1,187,560
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,606,005	8,587,964
Class A3B, 3.4525% 7/20/34 (e)	1,548,606	1,553,471
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,614,931	15,610,869
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,019,873	8,019,873
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,091,444	15,091,444
Series 2005-3 Class A1, 3.26% 5/20/35 (e)	9,775,078	9,775,078
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (e)	11,500,000	11,500,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.49% 9/25/33 (b)(e)	2,865,733	2,867,561
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.46% 9/25/34 (e)	23,510,470	23,569,857
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 4/25/45 (e)	$ 6,257,888	$ 6,258,049
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7079% 8/25/34 (e)	19,880,000	19,832,149
TOTAL PRIVATE SPONSOR		854,491,493
U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.59% 11/18/30 (e)	1,189,621	1,198,533
Series 2000-40 Class FA, 3.59% 7/25/30 (e)	2,675,624	2,687,718
Series 2002-89 Class F, 3.39% 1/25/33 (e)	3,997,638	4,003,406
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,090,593	5,243,344
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.49% 8/18/31 (e)	2,637,252	2,645,774
Series 2001-44 Class FB, 3.39% 9/25/31 (e)	2,418,141	2,425,299
Series 2001-46 Class F, 3.49% 9/18/31 (e)	6,964,245	7,004,021
Series 2002-11 Class QF, 3.59% 3/25/32 (e)	4,869,081	4,905,550
Series 2002-36 Class FT, 3.59% 6/25/32 (e)	1,590,435	1,603,870
Series 2002-64 Class FE, 3.44% 10/18/32 (e)	2,393,463	2,380,502
Series 2002-65 Class FA, 3.39% 10/25/17 (e)	2,868,942	2,860,306
Series 2002-74 Class FV, 3.54% 11/25/32 (e)	8,881,478	8,945,997
Series 2003-11:
Class DF, 3.54% 2/25/33 (e)	3,495,872	3,521,281
Class EF, 3.54% 2/25/33 (e)	2,832,023	2,843,247
Series 2003-63 Class F1, 3.39% 11/25/27 (e)	6,690,669	6,696,319
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,539,822	1,540,869
Series 2001-56 Class KD, 6.5% 7/25/30	241,331	240,835
Series 2001-62 Class PG, 6.5% 10/25/30	5,450,634	5,480,715
Series 2001-76 Class UB, 5.5% 10/25/13	2,044,517	2,050,259
Series 2002-16 Class QD, 5.5% 6/25/14	445,368	448,006
Series 2002-28 Class PJ, 6.5% 3/25/31	6,171,447	6,189,084
Series 2002-8 Class PD, 6.5% 7/25/30	4,729,552	4,763,228
Series 2003-17 Class PQ, 4.5% 3/25/16	573,756	572,469
Freddie Mac:
floater Series 2510 Class FE, 3.49% 10/15/32 (e)	6,324,402	6,360,546
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	2,478,181	2,481,211
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2353 Class PC, 6.5% 9/15/15	$ 1,748,070	$ 1,755,648
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.29% 7/15/31 (e)	5,537,525	5,544,069
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.44% 7/15/17 (e)	4,869,399	4,886,786
Series 2526 Class FC, 3.49% 11/15/32 (e)	3,955,941	3,976,093
Series 2538 Class FB, 3.49% 12/15/32 (e)	7,007,517	6,977,395
Series 2551 Class FH, 3.54% 1/15/33 (e)	3,537,625	3,552,910
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,847,156	13,943,708
Series 2394 Class ND, 6% 6/15/27	2,339,522	2,349,850
Series 2395 Class PE, 6% 2/15/30	7,151,176	7,221,449
Series 2398 Class DK, 6.5% 1/15/31	530,100	531,802
Series 2410 Class ML, 6.5% 12/15/30	2,998,193	3,021,138
Series 2420 Class BE, 6.5% 12/15/30	3,943,234	3,966,615
Series 2443 Class TD, 6.5% 10/15/30	4,014,990	4,047,008
Series 2461 Class PG, 6.5% 1/15/31	3,621,771	3,680,883
Series 2466 Class EC, 6% 10/15/27	801,508	800,748
Series 2483 Class DC, 5.5% 7/15/14	3,971,444	3,980,275
Series 2490 Class PM, 6% 7/15/28	245,453	245,111
Series 2556 Class PM, 5.5% 2/15/16	2,322,197	2,323,002
Series 2557 Class MA, 4.5% 7/15/16	484,765	484,333
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,521,770	414,886
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,966,137
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	946,078	947,815
Series 2480 Class QW, 5.75% 2/15/30	1,493,403	1,494,052
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.44% 5/16/23 (e)	3,167,173	3,181,079
Series 2001-50 Class FV, 3.29% 9/16/27 (e)	9,563,999	9,561,881
Series 2002-24 Class FX, 3.64% 4/16/32 (e)	2,816,284	2,843,132
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater: - continued
Series 2002-31 Class FW, 3.49% 6/16/31 (e)	$ 3,858,863	$ 3,879,745
Series 2002-5 Class KF, 3.49% 8/16/26 (e)	784,100	784,962
TOTAL U.S. GOVERNMENT AGENCY		197,454,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,052,587,749)		1,051,946,394
Commercial Mortgage Securities - 6.6%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	5,025,000	5,055,295
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,736,030
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.41% 11/15/15 (b)(e)	5,038,226	5,044,977
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,063,398
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,019,209
Class K, 4.44% 12/15/16 (b)(e)	6,659,000	6,653,846
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.67% 8/25/33 (b)(e)	6,902,719	6,958,804
Series 2003-2:
Class A, 3.67% 12/25/33 (b)(e)	14,191,120	14,324,161
Class M1, 3.94% 12/25/33 (b)(e)	2,309,377	2,344,739
Series 2004-1:
Class A, 3.45% 4/25/34 (b)(e)	6,616,845	6,612,192
Class B, 4.99% 4/25/34 (b)(e)	687,464	691,761
Class M1, 3.65% 4/25/34 (b)(e)	601,531	602,847
Class M2, 4.29% 4/25/34 (b)(e)	515,598	519,062
Series 2004-2:
Class A, 3.52% 8/25/34 (b)(e)	6,466,375	6,485,825
Class M1, 3.67% 8/25/34 (b)(e)	2,085,039	2,093,346
Series 2004-3:
Class A1, 3.46% 1/25/35 (b)(e)	6,702,743	6,715,189
Class A2, 3.51% 1/25/35 (b)(e)	931,584	933,313
Class M1, 3.59% 1/25/35 (b)(e)	1,117,124	1,118,362
Class M2, 4.09% 1/25/35 (b)(e)	728,559	730,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.69% 4/14/15 (b)(e)	$ 1,344,296	$ 1,352,251
Class JMM, 4.59% 4/14/15 (b)(e)	1,384,053	1,385,931
Class KFCM, 4.94% 4/14/15 (b)(e)	1,436,661	1,445,605
Class KMM, 4.84% 4/14/15 (b)(e)	1,253,767	1,255,755
Class LFCM, 5.34% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.64% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,417,955
Series 2004-ESA Class A2, 3.43% 5/14/16 (b)(e)	6,565,000	6,579,958
Series 2004-HS2A:
Class E, 3.99% 1/14/16 (b)(e)	1,725,000	1,729,639
Class F, 4.14% 1/14/16 (b)(e)	1,125,000	1,128,023
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.54% 12/12/13 (b)(e)	896,672	897,810
Class C, 3.89% 12/12/13 (b)(e)	1,793,345	1,802,763
COMM floater:
Series 2001-FL5A Class E, 4.59% 11/15/13 (b)(e)	3,205,357	3,204,346
Series 2002-FL6:
Class F, 4.54% 6/14/14 (b)(e)	11,163,000	11,199,272
Class G, 4.99% 6/14/14 (b)(e)	5,000,000	5,003,374
Series 2002-FL7 Class A2, 3.44% 11/15/14 (b)(e)	942,949	943,250
Series 2003-FL9 Class B, 3.59% 11/15/15 (b)(e)	12,821,545	12,858,508
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,507
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,689
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,794
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,612
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,959
Class L, 5.1538% 9/15/14 (b)(e)	625,000	624,986
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,810
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,472
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,870
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,651
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,733
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,795
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	$ 7,080,000	$ 7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.84% 12/15/11 (b)(e)	3,720,000	3,696,465
Series 2002-TFLA Class C, 3.53% 11/18/12 (b)(e)	3,675,000	3,686,698
Series 2003-TF2A Class A2, 3.41% 11/15/14 (b)(e)	9,500,000	9,505,647
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,238,237
Series 2004-HC1:
Class A2, 3.59% 12/15/21 (b)(e)	1,475,000	1,474,996
Class B, 3.84% 12/15/21 (b)(e)	3,835,000	3,834,988
Series 2004-TFL1:
Class A2, 3.28% 2/15/14 (b)(e)	7,005,000	7,008,584
Class E, 3.64% 2/15/14 (b)(e)	2,800,000	2,805,134
Class F, 3.69% 2/15/14 (b)(e)	2,325,000	2,329,925
Class G, 3.94% 2/15/14 (b)(e)	1,875,000	1,879,036
Class H, 4.19% 2/15/14 (b)(e)	1,400,000	1,405,908
Class J, 4.49% 2/15/14 (b)(e)	750,000	753,725
Series 2005-TFLA:
Class C, 3.33% 2/15/20 (b)(e)	5,650,000	5,649,983
Class E, 3.42% 2/15/20 (b)(e)	2,055,000	2,054,994
Class F, 3.47% 2/15/20 (b)(e)	1,745,000	1,744,995
Class G, 3.61% 2/15/20 (b)(e)	505,000	504,998
Class H, 3.84% 2/15/20 (b)(e)	715,000	714,998
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	565,969	573,003
Series 2003-TFLA Class A2, 3.46% 4/15/13 (b)(e)	7,205,000	7,216,177
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	2,095,000	2,039,063
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	340,926	340,517
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	2,054,286	2,054,286
Commercial Mortgage Securities - continued
	Principal Amount	Value
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.4806% 5/28/20 (b)(e)	$ 2,837,826	$ 2,838,178
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.3805% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp. Series 2005-FLA1:
Class WH, 4.04% 6/15/19 (b)(c)(e)	3,325,000	3,325,000
Class WJ, 4.34% 6/15/19 (b)(c)(e)	2,045,000	2,045,000
Class WK, 4.84% 6/15/19 (b)(c)(e)	3,065,000	3,065,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,618
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.48% 12/16/14 (b)(e)	11,700,000	11,710,927
Class B, 3.69% 12/16/14 (b)(e)	4,615,000	4,629,787
Class C, 3.79% 12/16/14 (b)(e)	4,982,000	5,001,877
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.64% 10/7/13 (b)(e)	3,489,876	3,492,120
Class D, 4.61% 10/7/13 (b)(e)	1,172,220	1,173,293
Class F, 5.03% 10/7/13 (b)(e)	6,431,229	6,341,346
Class G1, 5.84% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,605,727	7,605,718
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.89% 2/15/13 (b)(e)	10,495,000	10,208,264
Class D, 3.89% 2/15/13 (b)(e)	4,000,000	3,846,857
Series 2003-CDCA:
Class HEXB, 4.99% 2/15/15 (b)(e)	770,000	770,924
Class JEXB, 5.19% 2/15/15 (b)(e)	1,300,000	1,301,560
Class KEXB, 5.59% 2/15/15 (b)(e)	960,000	961,152
Series 2000-NL1 Class E, 7.0224% 10/15/30 (b)(e)	3,702,086	3,718,788
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.43% 5/15/09 (b)(e)	18,000,000	18,013,743
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.57% 3/24/18 (b)(e)	7,562,511	7,562,511
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.27% 3/15/14 (b)(e)	3,510,000	3,512,144
Class E, 3.59% 3/15/14 (b)(e)	2,190,000	2,193,952
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3: - continued
Class F, 3.64% 3/15/14 (b)(e)	$ 1,755,000	$ 1,758,107
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,351
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $390,657,351)		390,959,705
Cash Equivalents - 25.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (h)	$ 1,282,214,372	1,282,105,000
With Goldman Sachs & Co. at 3.16%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $270,300,000, 0.1%- 7%, 7/1/33 - 6/25/35) (e)(g)	265,883,922	265,032,595
TOTAL CASH EQUIVALENTS (Cost $1,547,105,000)		1,547,137,595
TOTAL INVESTMENT PORTFOLIO - 90.7% (Cost $5,407,032,447)		5,415,491,466
NET OTHER ASSETS - 9.3%		554,305,986
NET ASSETS - 100%		$ 5,969,797,452
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,330,700	$ (34,741)
39 Eurodollar 90 Day Index Contracts	March 2006	38,615,363	(24,937)
22 Eurodollar 90 Day Index Contracts	June 2006	21,779,725	(18,738)
17 Eurodollar 90 Day Index Contracts	Sept. 2006	16,827,450	(11,818)
16 Eurodollar 90 Day Index Contracts	Dec. 2006	15,835,400	(11,339)
14 Eurodollar 90 Day Index Contracts	March 2007	13,855,450	(10,731)
8 Eurodollar 90 Day Index Contracts	June 2007	7,916,900	(10,132)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,926,938	(9,391)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,936,775	(8,274)
6 Eurodollar 90 Day Index Contracts	March 2008	5,936,625	(8,649)
TOTAL EURODOLLAR CONTRACTS			(148,750)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (103,830)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	126,737
TOTAL CREDIT DEFAULT SWAP		24,000,000	22,907
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		30,000,000	0
		$ 54,000,000	$ 22,907
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $575,074,282 or 9.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,591.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,282,105,000 due 6/1/05 at 3.07%
Banc of America Securities LLC.	$ 254,704,224
Bank of America, National Association	21,769,592
Barclays Capital Inc.	322,189,958
Countrywide Securities Corporation	87,078,367
Credit Suisse First Boston LLC	21,769,592
Morgan Stanley & Co. Incorporated.	288,447,091
UBS Securities LLC	283,004,693
Wachovia Capital Markets, LLC	3,141,483
$ 1,282,105,000
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,406,642,758. Net unrealized appreciation aggregated $8,848,708, of which $13,002,077 related to appreciated investment securities and $4,153,369 related to depreciated investment securities.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAL-USAN-0705
1.786775.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Asset Allocation

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,040.10	$ 6.56**
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.49**
Class T
Actual	$ 1,000.00	$ 1,038.00	$ 7.88**
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.80**
Class B
Actual	$ 1,000.00	$ 1,035.40	$ 10.50**
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,035.90	$ 10.41**
HypotheticalA	$ 1,000.00	$ 1,014.71	$ 10.30**
Institutional Class
Actual	$ 1,000.00	$ 1,041.80	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.29%**
Class T	1.55%**
Class B	2.07%**
Class C	2.05%**
Institutional Class	.96%

** If changes to voluntary expense limitations effective February 1, 2005, had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid

Class A	1.25%
Actual		$ 6.36
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.62
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 10.15
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 10.15
HypotheticalA		$ 10.05

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Nextel Communications, Inc. Class A	5.3	5.1
UnitedHealth Group, Inc.	4.5	4.7
American International Group, Inc.	3.9	3.7
Johnson & Johnson	2.7	1.3
KB Home	2.3	1.5
Valero Energy Corp.	1.9	1.0
Toll Brothers, Inc.	1.9	1.2
D.R. Horton, Inc.	1.8	1.6
Affiliated Computer Services, Inc. Class A	1.6	1.7
General Electric Co.	1.6	0.3
	27.5
Market Sectors as of May 31, 2005
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.1	16.4
Financials	10.1	11.2
Industrials	9.9	8.4
Health Care	9.3	10.6
Information Technology	8.0	8.8
Energy	7.3	3.1
Telecommunication Services	6.4	7.3
Materials	3.7	4.4
Consumer Staples	1.4	1.2
Utilities	0.2	0.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005*	As of November 30, 2004**
Stock class 75.7%	Stock class 74.0%
Bond class 13.8%	Bond class 13.0%
Short-term class 10.5%	Short-term class 13.0%

* Foreign investments	11.6%	** Foreign investments	10.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.2%
Honda Motor Co. Ltd.	2,900	$ 143,376
Renault SA	1,300	111,260
		254,636
Distributors - 0.1%
Li & Fung Ltd.	46,000	88,094
Hotels, Restaurants & Leisure - 1.0%
Applebee's International, Inc.	19,050	519,494
Carnival Corp. unit	5,800	306,820
Carnival PLC	3,100	170,965
McDonald's Corp.	18,100	560,014
		1,557,293
Household Durables - 9.1%
D.R. Horton, Inc.	81,833	2,828,978
Harman International Industries, Inc.	12,100	1,002,606
Hovnanian Enterprises, Inc. Class A (a)	20,800	1,291,680
KB Home	52,200	3,525,588
Ryland Group, Inc.	33,600	2,301,600
Techtronic Industries Co. Ltd.	48,000	107,347
Thomson SA	7,900	199,968
Toll Brothers, Inc. (a)	32,180	2,979,546
		14,237,313
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	10,400	395,304
Leisure Equipment & Products - 0.0%
Sega Sammy Holdings, Inc. (a)	1,400	80,462
Media - 2.8%
Clear Channel Communications, Inc.	83,297	2,434,771
NTL, Inc. (a)	29,958	1,925,700
Reuters Group PLC	14,600	102,404
		4,462,875
Multiline Retail - 1.7%
Don Quijote Co. Ltd.	1,200	65,337
Nordstrom, Inc.	10,700	653,128
Target Corp.	36,200	1,943,940
		2,662,405
Specialty Retail - 0.9%
Home Depot, Inc.	36,400	1,432,340
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	6,380	$ 174,539
TOTAL CONSUMER DISCRETIONARY		25,345,261
CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Pernod-Ricard	800	123,547
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	26,170	1,236,009
Food Products - 0.2%
Global Bio-Chem Technology Group Co. Ltd.	164,000	110,663
Groupe Danone	1,200	110,380
People's Food Holdings Ltd.	102,000	57,217
		278,260
Tobacco - 0.3%
Altria Group, Inc.	7,900	530,406
TOTAL CONSUMER STAPLES		2,168,222
ENERGY - 7.3%
Energy Equipment & Services - 2.6%
BJ Services Co.	6,600	332,310
Halliburton Co.	32,200	1,376,228
Nabors Industries Ltd. (a)	5,900	325,149
Noble Corp.	8,800	498,256
Pride International, Inc. (a)	14,600	329,230
Smith International, Inc.	11,500	675,740
Technip-Coflexip SA	2,400	105,936
Weatherford International Ltd. (a)	8,770	461,039
		4,103,888
Oil, Gas & Consumable Fuels - 4.7%
Arch Coal, Inc.	20,500	993,225
Ashland, Inc.	6,900	471,270
BP PLC	25,900	259,863
Canadian Natural Resources Ltd.	5,200	150,175
EnCana Corp.	4,400	152,486
ENI Spa	6,400	164,198
Frontline Ltd. (NY Shares)	200	8,690
Massey Energy Co.	18,094	731,540
Peabody Energy Corp.	23,100	1,102,794
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA Series B	1,160	$ 257,961
Valero Energy Corp.	44,000	3,019,280
		7,311,482
TOTAL ENERGY		11,415,370
FINANCIALS - 10.1%
Capital Markets - 1.1%
Credit Suisse Group (Reg.)	6,822	273,221
Lehman Brothers Holdings, Inc.	9,200	848,240
Matsui Securities Co. Ltd.	3,800	43,644
Nomura Holdings, Inc.	11,000	139,260
UBS AG (Reg.)	4,814	372,363
		1,676,728
Commercial Banks - 0.8%
Banca Intesa Spa	16,000	74,837
DnB NOR ASA	8,800	85,187
Mitsui Trust Holdings, Inc.	11,000	107,585
Societe Generale Series A	1,500	147,389
Sumitomo Mitsui Financial Group, Inc.	46	297,263
Wachovia Corp.	10,100	512,575
		1,224,836
Consumer Finance - 0.1%
Credit Saison Co. Ltd.	2,700	89,591
Diversified Financial Services - 0.9%
CIT Group, Inc.	31,500	1,336,230
ING Groep NV (Certificaten Van Aandelen)	5,800	160,834
		1,497,064
Insurance - 6.2%
ACE Ltd.	18,100	782,282
AFLAC, Inc.	25,060	1,041,243
Allianz AG (Reg.)	1,200	141,840
American International Group, Inc.	110,967	6,164,217
W.R. Berkley Corp.	12,450	441,477
Willis Group Holdings Ltd.	36,200	1,240,574
		9,811,633
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.0%
Golden West Financial Corp., Delaware	24,600	$ 1,540,452
TOTAL FINANCIALS		15,840,304
HEALTH CARE - 9.3%
Biotechnology - 0.1%
CSL Ltd.	3,155	68,854
QIAGEN NV (a)	13,500	161,730
		230,584
Health Care Equipment & Supplies - 1.5%
Fisher Scientific International, Inc. (a)	5,612	350,526
GN Store Nordic AS	14,000	160,892
Medtronic, Inc.	33,400	1,795,250
Phonak Holding AG	469	17,208
		2,323,876
Health Care Providers & Services - 4.7%
HealthSouth Corp. (a)	50,720	269,323
UnitedHealth Group, Inc.	146,000	7,092,680
		7,362,003
Pharmaceuticals - 3.0%
Johnson & Johnson	62,600	4,200,460
Novartis AG (Reg.)	1,243	60,696
Novo Nordisk AS Series B	1,800	92,566
Roche Holding AG (participation certificate)	2,834	357,343
		4,711,065
TOTAL HEALTH CARE		14,627,528
INDUSTRIALS - 9.9%
Aerospace & Defense - 3.3%
BAE Systems PLC	37,400	182,981
Honeywell International, Inc.	48,800	1,768,024
Lockheed Martin Corp.	17,500	1,135,575
Northrop Grumman Corp.	9,000	501,480
Precision Castparts Corp.	4,700	365,331
The Boeing Co.	19,000	1,214,100
		5,167,491
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 0.1%
British Airways PLC (a)	18,700	$ 93,105
Ryanair Holdings PLC sponsored ADR (a)	2,500	114,225
		207,330
Commercial Services & Supplies - 0.9%
Asset Acceptance Capital Corp. (a)	56,300	1,383,291
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	23,400	459,576
Fluor Corp.	6,400	367,680
		827,256
Electrical Equipment - 0.4%
ABB Ltd. (Reg.) (a)	35,201	229,823
Rockwell Automation, Inc.	8,300	426,371
		656,194
Industrial Conglomerates - 2.5%
General Electric Co.	67,570	2,464,954
Tyco International Ltd.	47,782	1,382,333
		3,847,287
Machinery - 0.5%
Caterpillar, Inc.	5,600	527,016
Invensys PLC (a)	266,800	54,540
Timken Co.	7,400	173,900
Weichai Power Co. Ltd. (H Shares)	18,000	57,144
		812,600
Road & Rail - 1.5%
Canadian National Railway Co.	17,775	1,087,572
Norfolk Southern Corp.	40,200	1,283,184
		2,370,756
Trading Companies & Distributors - 0.2%
Mitsui & Co. Ltd.	9,000	80,434
United Rentals, Inc. (a)	14,600	293,168
		373,602
TOTAL INDUSTRIALS		15,645,807
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.9%
Juniper Networks, Inc. (a)	26,500	$ 679,460
Nokia Corp. sponsored ADR	44,300	746,898
		1,426,358
Computers & Peripherals - 0.8%
Dell, Inc. (a)	32,200	1,284,458
Electronic Equipment & Instruments - 0.3%
AU Optronics Corp. sponsored ADR	3,400	58,616
Hoya Corp.	1,800	200,137
Optimax Technology Corp.	60,000	146,724
Yageo Corp. (a)	121,000	45,908
		451,385
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.)	900	250,560
Yahoo! Japan Corp.	12	24,089
Yahoo!, Inc. (a)	20,500	762,600
		1,037,249
IT Services - 2.3%
Affiliated Computer Services, Inc. Class A (a)	49,300	2,550,289
First Data Corp.	30,000	1,134,900
		3,685,189
Office Electronics - 0.1%
Canon, Inc.	2,000	108,500
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	10,200	378,216
ASML Holding NV (NY Shares) (a)	24,700	398,164
Freescale Semiconductor, Inc. Class B (a)	13,700	276,740
Intel Corp.	74,600	2,008,978
KLA-Tencor Corp.	15,500	703,855
National Semiconductor Corp.	20,600	414,472
Solomon Systech Ltd.	94,000	35,037
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	34,800	320,508
		4,535,970
TOTAL INFORMATION TECHNOLOGY		12,529,109
MATERIALS - 3.7%
Chemicals - 2.9%
Crompton Corp.	13,400	205,690
Lyondell Chemical Co.	17,700	420,198
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	34,100	$ 1,943,700
Mosaic Co. (a)	62,000	810,960
Nitto Denko Corp.	2,900	162,417
Potash Corp. of Saskatchewan	10,900	979,107
		4,522,072
Construction Materials - 0.1%
Florida Rock Industries, Inc.	2,600	170,170
Metals & Mining - 0.6%
BHP Billiton PLC	8,600	103,764
Grupo Mexico SA de CV Series B	17,889	84,167
Novelis, Inc.	30,500	731,883
		919,814
Paper & Forest Products - 0.1%
Aracruz Celulose SA (PN-B) sponsored ADR	5,000	168,400
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	8,250	98,918
		267,318
TOTAL MATERIALS		5,879,374
TELECOMMUNICATION SERVICES - 6.4%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG (Reg.)	7,000	130,550
Philippine Long Distance Telephone Co.	5,460	148,109
Telefonica SA	7,500	126,100
		404,759
Wireless Telecommunication Services - 6.1%
Nextel Communications, Inc. Class A (a)(d)	273,600	8,257,250
SpectraSite, Inc. (a)	17,900	1,142,915
Vodafone Group PLC	83,200	209,498
		9,609,663
TOTAL TELECOMMUNICATION SERVICES		10,014,422
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	6,100	285,785
TOTAL COMMON STOCKS (Cost $97,266,823)		113,751,182
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 2.72% to 2.85% 6/9/05 to 8/18/05 (e) (Cost $249,157)	$ 250,000	$ 249,185
Fixed-Income Funds - 14.1%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	23,777	2,374,371
Fidelity High Income Central Investment Portfolio 1 (b)	105,833	10,182,146
Fidelity Tactical Income Central Investment Portfolio (b)	95,529	9,560,551
TOTAL FIXED-INCOME FUNDS (Cost $21,927,927)		22,117,068
Money Market Funds - 16.6%

Fidelity Cash Central Fund, 3.05% (b)	19,443,038	19,443,038
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	6,591,475	6,591,475
TOTAL MONEY MARKET FUNDS (Cost $26,034,513)		26,034,513
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $37,000)	$ 37,003	37,000
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $145,515,420)		162,188,948
NET OTHER ASSETS - (3.3)%		(5,146,624)
NET ASSETS - 100%		$ 157,042,324
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 S&P 500 Index Contracts	June 2005	$ 4,471,125	$ (56,513)

The face value of futures purchased as a percentage of net assets - 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,185.
Other Information
The composition of credit quality ratings as a percentage of net assets, is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA, AA, A	1.6%
BBB	0.8%
BB	2.9%
B	3.4%
CCC, CC, C	0.9%
Not Rated	0.5%
Equities	75.2%
Short-Term and Net Other Assets	11.7%
Total	100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.8%
Canada	2.3%
Bermuda	1.5%
Japan	1.0%
Others (individually less than 1%)	6.4%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $11,600,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,412,797 and repurchase agreements of $37,000)(cost $145,515,420) - See accompanying schedule		$ 162,188,948
Cash		161
Foreign currency held at value (cost $596,610)		621,584
Receivable for investments sold		60,608
Receivable for fund shares sold		1,987,902
Dividends receivable		126,226
Interest receivable		159,973
Prepaid expenses		345
Receivable from investment adviser for expense reductions		1,347
Other receivables		16,232
Total assets		165,163,326

Liabilities
Payable for investments purchased	$ 1,017,643
Payable for fund shares redeemed	258,050
Accrued management fee	72,097
Distribution fees payable	78,596
Payable for daily variation on futures contracts	29,629
Other affiliated payables	43,423
Other payables and accrued expenses	30,089
Collateral on securities loaned, at value	6,591,475
Total liabilities		8,121,002

Net Assets		$ 157,042,324
Net Assets consist of:
Paid in capital		$ 149,602,000
Undistributed net investment income		105,881
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,306,738)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,641,181
Net Assets		$ 157,042,324

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,916,439 ÷ 3,467,658 shares)	$ 11.51

Maximum offering price per share (100/94.25 of $11.51)	$ 12.21
Class T: Net Asset Value and redemption price per share ($56,884,945 ÷ 4,966,014 shares)	$ 11.45

Maximum offering price per share (100/96.50 of $11.45)	$ 11.87
Class B: Net Asset Value and offering price per share ($35,407,994 ÷ 3,105,250 shares)A	$ 11.40

Class C: Net Asset Value and offering price per share ($23,805,868 ÷ 2,088,273 shares)A	$ 11.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,027,078 ÷ 88,899 shares)	$ 11.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 560,098
Interest		882,835
Security lending		11,946
Total income		1,454,879

Expenses
Management fee	$ 427,953
Transfer agent fees	229,870
Distribution fees	464,658
Accounting and security lending fees	33,604
Independent trustees' compensation	356
Custodian fees and expenses	30,027
Registration fees	46,281
Audit	23,151
Legal	201
Miscellaneous	5,469
Total expenses before reductions	1,261,570
Expense reductions	(26,459)	1,235,111
Net investment income (loss)		219,768
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,274,552
Foreign currency transactions	14,009
Futures contracts	277,290
Total net realized gain (loss)		3,565,851
Change in net unrealized appreciation (depreciation) on: Investment securities	1,966,658
Assets and liabilities in foreign currencies	2,717
Futures contracts	(234,735)
Total change in net unrealized appreciation (depreciation)		1,734,640
Net gain (loss)		5,300,491
Net increase (decrease) in net assets resulting from operations		$ 5,520,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 219,768	$ 479,361
Net realized gain (loss)	3,565,851	11,222,253
Change in net unrealized appreciation (depreciation)	1,734,640	4,207,844
Net increase (decrease) in net assets resulting from operations	5,520,259	15,909,458
Distributions to shareholders from net investment income	(228,137)	(753,013)
Share transactions - net increase (decrease)	3,970,603	2,771,199
Total increase (decrease) in net assets	9,262,725	17,927,644

Net Assets
Beginning of period	147,779,599	129,851,955
End of period (including undistributed net investment income of $105,881 and undistributed net investment income of $114,250, respectively)	$ 157,042,324	$ 147,779,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02	$ 10.92
Income from Investment Operations
Net investment income (loss)E	.04	.08	.12	.15	.20	.19
Net realized and unrealized gain (loss)	.41	1.17	1.16	(1.05)	(1.20)	.08
Total from investment operations	.45	1.25	1.28	(.90)	(1.00)	.27
Distributions from net investment income	(.04)	(.08)	(.12)	(.16)	(.19)	(.17)
Net asset value, end of period	$ 11.51	$ 11.10	$ 9.93	$ 8.77	$ 9.83	$ 11.02
Total ReturnB,C,D	4.01%	12.66%	14.79%	(9.28)%	(9.13)%	2.40%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.29%A	1.28%	1.27%	1.29%	1.26%	1.51%
Expenses net of voluntary waivers, if any	1.29%A	1.28%	1.27%	1.29%	1.26%	1.51%
Expenses net of all reductions	1.27%A	1.25%	1.23%	1.25%	1.23%	1.49%
Net investment income (loss)	.68%A	.75%	1.33%	1.65%	1.97%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,916	$ 36,512	$ 36,234	$ 29,894	$ 14,487	$ 14,567
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99	$ 10.89
Income from Investment Operations
Net investment income (loss)E	.02	.05	.09	.13	.17	.16
Net realized and unrealized gain (loss)	.40	1.17	1.15	(1.05)	(1.19)	.08
Total from investment operations	.42	1.22	1.24	(.92)	(1.02)	.24
Distributions from net investment income	(.02)	(.07)	(.09)	(.12)	(.18)	(.14)
Net asset value, end of period	$ 11.45	$ 11.05	$ 9.90	$ 8.75	$ 9.79	$ 10.99
Total ReturnB,C,D	3.80%	12.39%	14.33%	(9.50)%	(9.35)%	2.14%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.56%A	1.57%	1.59%	1.56%	1.55%	1.78%
Expenses net of voluntary waivers, if any	1.55%A	1.57%	1.59%	1.56%	1.55%	1.78%
Expenses net of all reductions	1.53%A	1.55%	1.56%	1.53%	1.52%	1.76%
Net investment income (loss)	.42%A	.46%	1.00%	1.38%	1.69%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,885	$ 57,816	$ 54,298	$ 45,804	$ 71,346	$ 25,527
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96	$ 10.85
Income from Investment Operations
Net investment income (loss)E	(.01)	(.01)	.04	.08	.12	.10
Net realized and unrealized gain (loss)	.40	1.17	1.15	(1.05)	(1.19)	.09
Total from investment operations	.39	1.16	1.19	(.97)	(1.07)	.19
Distributions from net investment income	-	(.02)	(.05)	(.08)	(.11)	(.08)
Net asset value, end of period	$ 11.40	$ 11.01	$ 9.87	$ 8.73	$ 9.78	$ 10.96
Total ReturnB,C,D	3.54%	11.77%	13.72%	(10.00)%	(9.80)%	1.72%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.11%A	2.14%	2.12%	2.10%	2.04%	2.27%
Expenses net of voluntary waivers, if any	2.07%A	2.14%	2.12%	2.10%	2.04%	2.27%
Expenses net of all reductions	2.05%A	2.11%	2.08%	2.06%	2.01%	2.26%
Net investment income (loss)	(.10)%A	(.11)%	.48%	.84%	1.20%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,408	$ 32,642	$ 25,463	$ 19,261	$ 21,599	$ 17,797
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94	$ 10.85
Income from Investment Operations
Net investment income (loss)E	-G	(.01)	.05	.08	.12	.10
Net realized and unrealized gain (loss)	.40	1.17	1.15	(1.05)	(1.18)	.08
Total from investment operations	.40	1.16	1.20	(.97)	(1.06)	.18
Distributions from net investment income	(.01)	(.02)	(.05)	(.08)	(.11)	(.09)
Net asset value, end of period	$ 11.40	$ 11.01	$ 9.87	$ 8.72	$ 9.77	$ 10.94
Total ReturnB,C,D	3.59%	11.77%	13.85%	(10.01)%	(9.73)%	1.62%
Ratios to Average Net AssetsF
Expenses before expense reductions	2.06%A	2.08%	2.08%	2.07%	2.02%	2.26%
Expenses net of voluntary waivers, if any	2.05%A	2.08%	2.08%	2.07%	2.02%	2.26%
Expenses net of all reductions	2.03%A	2.05%	2.05%	2.03%	1.99%	2.24%
Net investment income (loss)	(.08)%A	(.05)%	.52%	.88%	1.22%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,806	$ 20,023	$ 13,150	$ 9,574	$ 11,037	$ 9,737
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005 (Unaudited)	Years ended November 30,
	2005	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04	$ 10.95
Income from Investment Operations
Net investment income (loss) D	.06	.11	.15	.16	.24	.22
Net realized and unrealized gain (loss)	.41	1.19	1.15	(1.04)	(1.21)	.08
Total from investment operations	.47	1.30	1.30	(.88)	(.97)	.30
Distributions from net investment income	(.06)	(.11)	(.13)	(.19)	(.22)	(.21)
Net asset value, end of period	$ 11.55	$ 11.14	$ 9.95	$ 8.78	$ 9.85	$ 11.04
Total ReturnB,C	4.18%	13.17%	15.03%	(9.07)%	(8.86)%	2.66%
Ratios to Average Net AssetsE
Expenses before expense reductions	.96%A	.92%	1.13%	1.11%	.95%	1.28%
Expenses net of voluntary waivers, if any	.96%A	.92%	1.13%	1.11%	.95%	1.28%
Expenses net of all reductions	.94%A	.89%	1.09%	1.07%	.92%	1.26%
Net investment income (loss)	1.01%A	1.11%	1.47%	1.84%	2.29%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,027	$ 787	$ 707	$ 5,359	$ 745	$ 1,193
Portfolio turnover rate	69%A	106%	99%	120%	165%	193%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Asset Allocation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 20,542,878
Unrealized depreciation	(4,872,156)
Net unrealized appreciation (depreciation)	$ 15,670,722
Cost for federal income tax purposes	$ 146,518,226

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain funds may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Semiannual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, aggregated $47,424,493 and $44,744,765, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 48,152	$ 127
Class T	.25%	.25%	134,232	419
Class B	.75%	.25%	170,359	127,873
Class C	.75%	.25%	111,915	31,697
			$ 464,658	$ 160,116

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 25,365
Class T	11,128
Class B*	39,676
Class C*	2,089
$ 78,258

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 54,709	.28*
Class T	80,728	.30*
Class B	60,206	.35*
Class C	33,331	.30*
Institutional Class	896	.20*
	$ 229,870

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital. The High Income Central Investment Portfolio 1 seeks a high level of income and may also seek capital appreciation. The Tactical Income Central Investment Portfolio and Floating Rate Central Investment Portfolio seek a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $898,928 for the period.

On December 17, 2004, the fund completed a non-taxable exchange of securities with a value, including accrued interest, of $9,552,909 (which included $10,890 of unrealized depreciation) for 95,529 shares (each then valued at $100.00 per share) of the Fidelity Tactical Income Central Investment Portfolio, an affiliated entity. This is considered a non-taxable exchanges for federal income tax purposes, with no gain or loss recognized by the fund or its shareholders.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $799 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Class T	1.75 - 1.50%*	2,018
Class B	2.25% - 2.00%*	7,424
Class C	2.25% - 2.00%*	905
		$ 10,347

* Expense limitation in effect at period end.

Semiannual Report

7. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $15,798 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $27. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 287

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 118,845	$ 276,211
Class T	96,059	388,992
Class B	-	52,132
Class C	9,235	27,347
Institutional Class	3,998	8,331
Total	$ 228,137	$ 753,013

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	619,159	1,440,478	$ 7,044,390	$ 14,859,192
Reinvestment of distributions	9,743	26,510	110,499	270,784
Shares redeemed	(449,744)	(1,827,167)	(5,121,511)	(18,758,519)
Net increase (decrease)	179,158	(360,179)	$ 2,033,378	$ (3,628,543)
Class T
Shares sold	940,484	1,379,239	$ 10,684,764	$ 14,227,145
Reinvestment of distributions	8,319	37,143	93,962	377,760
Shares redeemed	(1,215,603)	(1,667,206)	(13,697,848)	(17,214,237)
Net increase (decrease)	(266,800)	(250,824)	$ (2,919,122)	$ (2,609,332)
Class B
Shares sold	496,758	993,729	$ 5,621,645	$ 10,217,284
Reinvestment of distributions	-	4,477	-	45,217
Shares redeemed	(357,094)	(611,883)	(4,013,994)	(6,276,642)
Net increase (decrease)	139,664	386,323	$ 1,607,651	$ 3,985,859
Class C
Shares sold	471,541	840,741	$ 5,319,565	$ 8,660,023
Reinvestment of distributions	725	2,340	8,158	23,630
Shares redeemed	(202,758)	(356,898)	(2,287,191)	(3,660,682)
Net increase (decrease)	269,508	486,183	$ 3,040,532	$ 5,022,971
Institutional Class
Shares sold	38,160	161,798	$ 434,006	$ 1,695,127
Reinvestment of distributions	286	588	3,253	6,027
Shares redeemed	(20,160)	(162,830)	(229,095)	(1,700,910)
Net increase (decrease)	18,286	(444)	$ 208,164	$ 244

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of May 31, 2005 which are investments of Fidelity Advisor Asset Allocation Fund.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (b) - 91.2%
	Principal Amount	Value
Automotive - 4.9%
Accuride Corp. term loan 5.308% 1/31/12 (a)	$ 2,425,227	$ 2,419,164
AM General LLC Tranche B1, term loan 7.5955% 11/1/11 (a)	3,848,718	3,973,801
Goodyear Tire & Rubber Co.:
Tranche 1, 4.67% 4/30/10 (a)	1,060,000	1,062,650
Tranche 2, term loan 5.89% 4/30/10 (a)	1,480,000	1,476,300
Travelcenters of America, Inc. term loan 4.51% 10/1/08 (a)	7,543,240	7,618,672
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,784,675	2,784,675
		19,335,262
Broadcasting - 1.7%
Cumulus Media, Inc.:
Tranche E, term loan 4.875% 3/28/10 (a)	1,994,975	2,014,925
Tranche F, term loan 4.625% 3/28/10 (a)	990,013	994,963
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (a)	3,900,000	3,900,000
		6,909,888
Building Materials - 0.7%
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (a)	1,216,950	1,235,204
Masonite International Corp. term loan 5.2085% 4/5/13 (a)	1,470,000	1,466,325
		2,701,529
Cable TV - 6.9%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8% 6/30/09 (a)	3,000,000	2,955,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (a)	2,642,875	2,619,750
Tranche B, term loan 6.4398% 4/7/11 (a)	2,000,000	1,992,500
DIRECTV Holdings LLC Tranche B, term loan 4.59% 4/13/13 (a)	3,390,000	3,398,475
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (a)	3,000,000	3,030,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (a)	$ 3,940,000	$ 3,935,075
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (a)	4,000,000	4,030,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.199% 6/22/11 (a)	2,600,000	2,626,000
		27,049,050
Capital Goods - 1.1%
Alliance Laundry Systems LLC term loan 5.34% 1/27/12 (a)	1,980,000	1,994,850
GenTek, Inc. term loan 5.9283% 2/28/11 (a)	2,000,000	1,985,000
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (a)	450,000	451,688
		4,431,538
Chemicals - 2.1%
Celanese Holding LLC term loan:
delay draw 4/6/11 (a)	555,661	562,606
5.625% 4/6/11 (a)	2,342,430	2,371,711
Mosaic Co. Tranche B, term loan 4.7679% 2/21/12 (a)	1,900,000	1,914,250
PQ Corp. term loan 5.125% 2/11/12 (a)	3,300,000	3,308,250
		8,156,817
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 5.9% 3/28/10 (a)	400,000	403,500
Central Garden & Pet Co. Tranche B, term loan 4.846% 5/14/09 (a)	398,991	401,984
Del Laboratories, Inc. term loan 5.4416% 7/27/11 (a)	548,625	540,396
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (a)	810,000	818,100
Jostens IH Corp. Tranche A, term loan 5.44% 10/4/10 (a)	2,250,000	2,278,125
Rayovac Corp. term loan 5.1458% 2/7/12 (a)	500,000	503,125
Simmons Bedding Co. Tranche C, term loan 5.8311% 12/19/11 (a)	1,981,568	1,981,568
		6,926,798
Diversified Financial Services - 0.8%
Refco Finance Holdings LLC term loan 5.0959% 8/5/11 (a)	2,981,481	3,011,296
Floating Rate Loans (b) - continued
	Principal Amount	Value
Diversified Media - 1.4%
Lamar Media Corp.:
Tranche A, term loan 4.3101% 6/30/09 (a)	$ 962,500	$ 962,500
Tranche C, term loan 5.0622% 6/30/10 (a)	2,992,500	3,022,425
R.H. Donnelley Corp. Tranche A3, term loan 4.8571% 12/31/09 (a)	1,517,085	1,524,670
		5,509,595
Electric Utilities - 2.3%
NRG Energy, Inc.:
Credit-Linked Deposit 4.8675% 12/24/11 (a)	1,706,250	1,723,313
term loan 5.2532% 12/24/11 (a)	2,188,266	2,210,148
Reliant Energy, Inc. term loan 6.0422% 4/30/10 (a)	1,995,000	1,999,988
Texas Genco LLC term loan 5.0124% 12/14/11 (a)	2,992,500	3,029,906
		8,963,355
Energy - 5.8%
El Paso Corp. Credit-Linked Deposit 5.44% 11/22/09 (a)	6,000,000	6,007,500
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	1,953,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (a)	10,000,000	10,125,000
LB Pacific LP term loan 6.0068% 3/3/12 (a)	4,000,000	4,030,000
Universal Compression, Inc. term loan 4.85% 2/15/12 (a)	900,000	907,875
		23,023,375
Entertainment/Film - 2.2%
MGM Holdings II, Inc. Tranche B, term loan 5.38% 4/8/12 (a)	8,550,000	8,560,688
Environmental - 1.7%
Allied Waste Industries, Inc.:
term loan 5.2322% 1/15/12 (a)	2,088,868	2,088,868
Tranche A, Credit-Linked Deposit 5.13% 1/15/12 (a)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (a)	3,909,091	3,913,977
		6,801,139
Floating Rate Loans (b) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.5%
Centerplate, Inc. term loan 7.25% 10/1/10 (a)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.4375% 8/28/07 (a)	185,214	187,066
Constellation Brands, Inc. Tranche B, term loan 4.9913% 11/30/11 (a)	6,438,958	6,471,153
Herbalife International, Inc. term loan 5.1605% 12/21/10 (a)	1,745,000	1,749,363
National Dairy Holdings LP term loan 5.19% 3/15/12 (a)	360,000	362,700
		13,714,882
Gaming - 2.1%
Green Valley Ranch Gaming LLC term loan 5.1013% 12/17/11 (a)	2,187,019	2,197,954
Herbst Gaming, Inc. term loan 5.6243% 1/7/11 (a)	400,000	403,000
Isle of Capri Casinos, Inc. term loan 4.8876% 2/4/11 (a)	199,500	201,246
Marina District Finance Co., Inc. term loan 4.9859% 10/14/11 (a)	3,990,000	4,014,938
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 7.5% 4/26/12 (a)	787,402	794,291
Venetian Casino Resort LLC Tranche B, term loan 4.81% 6/15/11 (a)	900,000	904,500
		8,515,929
Healthcare - 12.6%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.678% 2/7/12 (a)	3,291,750	3,324,668
Community Health Systems, Inc. term loan 5.0695% 8/19/11 (a)	3,984,987	4,024,837
CRC Health Corp. term loan 7.75% 5/11/11 (a)	950,000	954,750
HCA, Inc. term loan 4.1% 11/9/09 (a)	11,000,000	10,917,495
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (a)	807,500	810,528
term loan 5.59% 6/14/07 (a)	2,992,500	3,003,722
LifePoint Hospitals, Inc. Tranche B, term loan 4.715% 4/15/12 (a)	5,940,000	5,954,850
Floating Rate Loans (b) - continued
	Principal Amount	Value
Healthcare - continued
Newquest, Inc. Tranche A, term loan 6.125% 3/1/11 (a)	$ 500,000	$ 501,250
PacifiCare Health Systems, Inc. Tranche B, term loan 4.5365% 12/6/10 (a)	6,982,500	6,999,956
Select Medical Holdings Corp. Tranche B, term loan 5.0393% 2/24/12 (a)	4,000,000	3,995,000
Vicar Operating, Inc. term loan 6.5% 5/16/11 (a)	5,040,000	5,040,000
Warner Chilcott Corp. term loan 5.8786% 1/18/12 (a)	4,000,000	4,000,000
		49,527,056
Homebuilding/Real Estate - 5.8%
CB Richard Ellis Services, Inc. term loan 4.8945% 3/31/10 (a)	1,461,633	1,472,595
General Growth Properties, Inc. Tranche B, term loan 5.34% 11/12/08 (a)	5,986,546	6,031,445
Lake Las Vegas LLC Tranche 1, term loan 6.0695% 11/1/09 (a)	3,936,714	3,946,556
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (a)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.84% 3/15/10 (a)	5,000,000	5,025,000
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (a)	2,430,000	2,430,000
		22,840,176
Hotels - 1.9%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.3506% 10/9/06 (a)	5,409,091	5,402,330
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.375% 5/6/11 (a)	172,415	173,277
term loan 6.375% 5/6/11 (a)	1,827,586	1,839,008
		7,414,615
Insurance - 1.3%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (a)	5,000,000	5,006,250
Metals/Mining - 2.8%
Murray Energy Corp. Tranche 1, term loan 6.1006% 1/28/10 (a)	498,750	497,503
Novelis, Inc. term loan 4.96% 1/7/12 (a)	3,738,462	3,775,846
Peabody Energy Corp. term loan 4.0691% 3/21/10 (a)	2,963,943	2,960,238
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9627% 3/23/11 (a)	3,700,000	3,700,000
		10,933,587
Floating Rate Loans (b) - continued
	Principal Amount	Value
Paper - 3.4%
Escanaba Timber LLC term loan 6% 5/2/08 (a)	$ 520,000	$ 523,900
Georgia-Pacific Corp. term loan 4.5813% 7/2/09 (a)	1,000,000	993,750
Koch Cellulose LLC:
term loan 5.34% 5/7/11 (a)	1,963,473	1,983,107
Credit-Linked Deposit 4.83% 5/7/11 (a)	602,945	608,975
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.01% 11/1/10 (a)	655,111	661,662
Tranche B, term loan 4.8535% 11/1/11 (a)	5,221,241	5,273,454
Tranche C, term loan 4.9997% 11/1/11 (a)	1,927,849	1,947,128
Xerium Technologies, Inc. Tranche B, term loan 5.07% 5/18/12 (a)	1,500,000	1,509,375
		13,501,351
Publishing/Printing - 2.9%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.7798% 9/9/10 (a)	6,687,840	6,746,359
Liberty Group Operating, Inc. Tranche B, term loan 5.375% 2/28/12 (a)	200,000	200,000
R.H. Donnelley Corp. Tranche B2, term loan 4.8023% 6/30/11 (a)	4,308,968	4,352,058
		11,298,417
Railroad - 1.5%
Kansas City Southern Railway Co. Tranche B1, term loan 4.8109% 3/30/08 (a)	2,793,000	2,824,421
RailAmerica, Inc. term loan 5.3125% 9/29/11 (a)	2,972,505	2,994,798
		5,819,219
Restaurants - 2.5%
Domino's, Inc. term loan 4.875% 6/25/10 (a)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.8491% 1/8/11 (a)	3,125,659	3,153,008
Landry's Seafood Restaurants, Inc. term loan 4.5312% 12/28/10 (a)	1,461,338	1,472,298
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (a)	480,952	480,952
		9,963,471
Services - 5.6%
Coinstar, Inc. term loan 5.13% 7/1/11 (a)	829,322	841,762
DynCorp term loan 6.0625% 2/11/11 (a)	2,000,000	2,020,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (a)	3,722,242	3,759,464
Tranche R, term loan 4.903% 4/2/11 (a)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9559% 11/3/09 (a)	336,005	337,265
Floating Rate Loans (b) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.61% 1/7/12 (a)	$ 4,076,852	$ 4,087,044
Rural/Metro Corp.:
Credit-Linked Deposit 5.4388% 3/4/11 (a)	520,882	522,836
term loan 5.43% 3/4/11 (a)	1,904,941	1,912,085
United Rentals, Inc.:
term loan 5.35% 2/14/11 (a)	2,851,179	2,890,383
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (a)	575,996	583,916
		21,979,505
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (a)	249,375	251,869
Technology - 4.3%
AMI Semiconductor, Inc. term loan 4.5813% 4/1/12 (a)	1,600,000	1,604,000
Fairchild Semiconductor Corp. Tranche B3, term loan 4.688% 12/31/10 (a)	2,065,510	2,081,002
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.84% 3/9/13 (a)	5,735,000	5,706,325
Infor Global Solutions AG Tranche 1, term loan 8.25% 4/18/11 (a)	4,000,000	4,020,000
ON Semiconductor Corp. Tranche G, term loan 6.125% 12/15/11 (a)	2,992,500	2,999,981
UGS Holdings, Inc. Tranche C, term loan 5.1% 3/31/12 (a)	500,000	500,000
		16,911,308
Telecommunications - 7.5%
Alaska Communications Systems Holding term loan 5.0925% 2/1/12 (a)	7,100,000	7,135,500
American Tower LP Tranche C, term loan 5.2089% 8/31/11 (a)	2,580,000	2,592,900
Conversant Holdings, Inc. Tranche B, term loan 7.12% 3/31/11 (a)	2,000,000	1,995,000
Hawaiian Telcom Communications, Inc. Tranche B, term loan 7.25% 10/31/12 (a)	3,000,000	3,030,000
Intelsat Ltd. term loan 4.8425% 7/28/11 (a)	3,244,674	3,256,842
New Skies Satellites BV term loan 5.4375% 5/2/11 (a)	1,490,609	1,505,515
NTELOS, Inc.:
term loan 8.11% 2/24/12 (a)	200,000	196,000
Tranche B, term loan 5.61% 8/24/11 (a)	997,500	997,500
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,110,000
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (a)	1,995,000	1,995,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Telecommunications - continued
Triton PCS, Inc. term loan 6.36% 11/18/09 (a)	$ 1,995,000	$ 1,990,013
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.1002% 2/14/12 (a)	784,000	790,860
		29,595,130
Textiles & Apparel - 0.1%
St. John Knits International, Inc. Tranche B, term loan 5.5953% 3/23/12 (a)	500,000	504,375
TOTAL FLOATING RATE LOANS (Cost $359,542,384)		359,157,470
Nonconvertible Bonds - 6.6%
Diversified Financial Services - 3.7%
General Motors Acceptance Corp.:
4.145% 5/18/06 (a)	2,000,000	1,970,500
4.2025% 9/23/08 (a)	3,000,000	2,689,272
4.3948% 10/20/05 (a)	5,000,000	4,993,150
6.75% 1/15/06	2,000,000	2,012,610
7.5% 7/15/05	3,000,000	3,006,957
		14,672,489
Technology - 1.3%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,012,500
Telecommunications - 1.6%
Rogers Communications, Inc. 6.135% 12/15/10 (a)	6,000,000	6,240,000
TOTAL NONCONVERTIBLE BONDS (Cost $26,232,547)		25,924,989
Cash Equivalents - 1.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $6,359,000)	$ 6,359,542	6,359,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $392,133,931)		391,441,459
NET OTHER ASSETS - 0.6%		2,411,783
NET ASSETS - 100%		$ 393,853,242
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $392,119,602. Net unrealized depreciation aggregated $678,143, of which $881,188 related to appreciated investment securities and $1,559,331 related to depreciated investment securities.

Semiannual Report

Fidelity High-Income Central Investment Portfolio 1

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.6%
	Principal Amount	Value
Aerospace - 1.1%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,537,450
7.625% 6/15/12	1,085,000	1,152,813
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,849,950
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		11,461,963
Air Transportation - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	797,288
7.324% 4/15/11	935,000	813,450
7.377% 5/23/19	2,994,194	2,006,110
7.379% 5/23/16	2,065,959	1,404,852
7.8% 4/1/08	3,140,000	2,857,400
AMR Corp. 10.2% 3/15/20	10,000	7,050
Delta Air Lines, Inc.:
7.9% 12/15/09	3,170,000	1,172,900
8.3% 12/15/29	6,255,000	1,837,719
9.5% 11/18/08 (c)	1,625,000	1,332,500
Delta Air Lines, Inc. pass thru trust certificates 7.92% 5/18/12	1,990,000	955,200
Northwest Airlines Corp. 10% 2/1/09	1,945,000	1,030,850
Northwest Airlines, Inc. pass thru trust certificates:
7.67% 1/2/15	1,454,991	1,047,593
8.07% 1/2/15	662,306	324,530
		15,587,442
Automotive - 1.5%
Accuride Corp. 8.5% 2/1/15 (c)	3,790,000	3,562,600
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	3,572,313
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,337,000
7.5% 6/15/11	2,185,000	2,195,925
9.375% 6/1/06	1,295,000	1,346,800
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,272,725
		15,287,363
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,704,800
Broadcasting - 0.4%
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,811,688
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,450,000	2,388,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (c)(e)	$ 2,920,000	$ 2,788,600
7.875% 12/15/12 (c)	2,370,000	2,109,300
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,873,850
Nortek, Inc. 8.5% 9/1/14	4,950,000	4,479,750
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,674,000
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,277,750
		21,592,000
Cable TV - 3.8%
Cablevision Systems Corp. 7.88% 4/1/09 (e)	3,675,000	3,849,563
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	2,205,000	1,653,750
10.25% 1/15/10	810,000	599,400
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,649,765
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,419,150
GCI, Inc. 7.25% 2/15/14	5,225,000	4,898,438
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	882,788
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,381,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,857,475
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,162,500
		39,354,204
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	3,825,000	4,092,750
Case New Holland, Inc. 6% 6/1/09 (c)	2,030,000	1,910,738
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,643,600
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,092,800
Leucadia National Corp. 7% 8/15/13	4,630,000	4,548,975
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,256,375
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,755,063
Chemicals - 3.5%
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(e)	2,740,000	2,726,300
Crompton Corp. 9.875% 8/1/12	810,000	919,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (b)(c)	$ 1,970,000	$ 1,349,450
Series B, 0% 10/1/14 (b)(c)	1,355,000	911,238
Equistar Chemicals LP 7.55% 2/15/26	1,800,000	1,683,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,404,963
10.125% 9/1/08	2,515,000	2,716,200
Huntsman LLC 10.6406% 7/15/11 (c)(e)	5,660,000	5,943,000
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,830,600
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	6,945,000	7,500,600
Nalco Co. 7.75% 11/15/11	3,760,000	3,929,200
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,452,950
		36,331,626
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12 (c)	3,910,000	3,910,000
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,022,075
Jostens IH Corp. 7.625% 10/1/12	530,000	514,100
Revlon Consumer Products Corp. 9.5% 4/1/11 (c)	3,880,000	3,569,600
Samsonite Corp. 8.875% 6/1/11	985,000	1,034,250
		11,050,025
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,428,975
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,403,863
10.875% 3/1/13	6,380,000	7,368,900
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,251,975
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,587,000
		28,017,651
Diversified Financial Services - 0.3%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	890,000	954,525
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,940,450
		2,894,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	$ 3,270,000	$ 3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	970,900
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,541,000
		7,027,150
Electric Utilities - 5.3%
AES Corp.:
8.75% 6/15/08	1,235,000	1,315,275
8.875% 2/15/11	2,334,000	2,567,400
9.375% 9/15/10	1,509,000	1,686,308
9.5% 6/1/09	5,087,000	5,640,211
AES Gener SA 7.5% 3/25/14	3,415,000	3,355,238
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	584,550
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,744,125
7.5% 1/15/09	2,140,000	2,212,225
8.9% 7/15/08	4,140,000	4,429,800
9.875% 10/15/07	4,495,000	4,871,456
Mirant Americas Generation LLC:
8.5% 10/1/21	1,910,000	1,976,850
9.125% 5/1/31	1,895,000	1,951,850
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,090,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	865,200
Nevada Power Co. 10.875% 10/15/09	740,000	826,025
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,762,410
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,253,525
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,661,638
TECO Energy, Inc.:
7.2% 5/1/11	2,485,000	2,621,675
10.5% 12/1/07	1,150,000	1,313,875
Utilicorp Canada Finance Corp. 7.75% 6/15/11	2,840,000	2,854,200
		55,583,836
Energy - 7.0%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	559,000
7.75% 1/15/15	2,205,000	2,370,375
9% 8/15/12	2,840,000	3,124,000
El Paso Energy Corp. 6.95% 12/15/07	1,630,000	1,627,963
El Paso Production Holding Co. 7.75% 6/1/13	75,000	77,438
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Hanover Compressor Co.:
0% 3/31/07	$ 7,660,000	$ 6,625,900
8.625% 12/15/10	2,990,000	3,079,700
Hanover Equipment Trust 8.75% 9/1/11	535,000	543,025
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,777,550
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,743,400
Parker Drilling Co.:
7.66% 9/1/10 (e)	4,600,000	4,807,000
9.625% 10/1/13	1,225,000	1,378,125
9.625% 10/1/13 (c)	1,635,000	1,839,375
Pride International, Inc. 7.375% 7/15/14	795,000	852,638
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,730,000
7.375% 7/15/13	5,235,000	5,365,875
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,271,725
7.625% 7/15/11	3,820,000	3,757,925
Stone Energy Corp. 6.75% 12/15/14	2,380,000	2,263,975
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,732,013
6.5% 5/15/06	980,000	988,575
6.5% 6/1/08	1,720,000	1,672,700
6.7% 2/15/27	1,835,000	1,832,706
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,027,563
7.75% 6/15/10	5,960,000	5,922,750
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,027,338
		72,644,859
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,562,400
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,639,900
		7,202,300
Food and Drug Retail - 1.2%
Rite Aid Corp.:
6.875% 8/15/13	695,000	590,750
8.125% 5/1/10	1,800,000	1,786,500
9.25% 6/1/13	655,000	611,606
9.5% 2/15/11	1,615,000	1,659,413
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - continued
Stater Brothers Holdings, Inc.:
6.51% 6/15/10 (e)	$ 4,030,000	$ 4,030,000
8.125% 6/15/12	3,440,000	3,354,000
		12,032,269
Food/Beverage/Tobacco - 1.6%
B&G Foods, Inc. 8% 10/1/11	1,255,000	1,298,925
Dole Food Co., Inc. 7.25% 6/15/10	1,320,000	1,343,100
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,074,750
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,272,800
7.625% 2/15/08	1,605,000	1,677,225
7.75% 5/15/13	75,000	80,250
8% 10/15/09	605,000	647,350
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,160,000
United Agriculture Products, Inc. 9% 12/15/11	2,266,000	2,299,990
		16,854,390
Gaming - 4.8%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,466,385
9.375% 2/15/10	1,095,000	1,212,713
10.25% 8/1/07	2,485,000	2,727,288
MGM MIRAGE:
6% 10/1/09	9,315,000	9,280,069
6.75% 9/1/12	245,000	250,513
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,383,050
6.375% 7/15/09	7,835,000	7,913,350
7.125% 8/15/14	1,480,000	1,509,600
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,821,000
Pinnacle Entertainment, Inc. 8.25% 3/15/12	960,000	967,200
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,606,800
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,242,100
7.25% 5/1/12	3,945,000	3,984,450
Station Casinos, Inc. 6% 4/1/12	570,000	575,700
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	800,000
9% 1/15/12 (c)	2,920,000	3,007,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		49,932,918
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 5.4%
AmerisourceBergen Corp. 7.25% 11/15/12	$ 1,075,000	$ 1,171,750
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,963,500
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,600,800
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,858,250
9.5% 8/15/10	2,110,000	2,215,500
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,440,850
HCA, Inc. 5.5% 12/1/09	7,480,000	7,493,913
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,295,000
7.625% 6/1/12	585,000	558,675
8.5% 2/1/08	925,000	934,250
Mayne Group Ltd. 5.875% 12/1/11 (c)	1,130,000	1,141,300
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,691,400
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,235,675
Psychiatric Solutions, Inc. 10.625% 6/15/13	2,500,000	2,750,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	4,916,550
Service Corp. International (SCI):
6.875% 10/1/07	2,785,000	2,945,138
7.7% 4/15/09	1,525,000	1,601,250
		55,813,801
Homebuilding/Real Estate - 3.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,120,625
8.125% 6/1/12	5,170,000	5,299,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	768,275
8.875% 4/1/12	2,155,000	2,305,850
KB Home 7.75% 2/1/10	6,055,000	6,297,200
Meritage Homes Corp. 6.25% 3/15/15 (c)	450,000	416,250
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,521,200
6.5% 10/1/08	780,000	785,850
6.875% 5/15/11	1,575,000	1,590,750
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	719,100
7.5% 1/15/15	2,145,000	1,951,950
9% 7/1/10	125,000	130,625
10.375% 7/1/12	100,000	106,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)(d)	$ 1,640,000	$ 1,664,600
WCI Communities, Inc.:
6.625% 3/15/15 (c)	1,910,000	1,723,775
7.875% 10/1/13	4,665,000	4,641,675
		33,042,975
Hotels - 0.6%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,825,113
Host Marriott LP 7.125% 11/1/13	1,465,000	1,508,950
La Quinta Properties, Inc. 7% 8/15/12	1,120,000	1,148,000
		6,482,063
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,704,700
Leisure - 1.2%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,165,650
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,906,500
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,540,025
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,411,100
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,565,100
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (e)	4,260,000	4,430,400
		13,018,775
Metals/Mining - 2.0%
Century Aluminum Co. 7.5% 8/15/14	865,000	839,050
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,121,600
10.125% 2/1/10	400,000	442,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,439,250
Peabody Energy Corp. 6.875% 3/15/13	2,035,000	2,136,750
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,066,563
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	1,860,000	1,497,300
		21,131,138
Paper - 1.0%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,184,674
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - continued
Georgia-Pacific Corp.: - continued
8% 1/15/14	$ 3,610,000	$ 3,980,025
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,326,750
Norske Skog Canada Ltd. 8.625% 6/15/11	915,000	924,150
		10,261,224
Publishing/Printing - 1.6%
Houghton Mifflin Co. 9.875% 2/1/13	4,835,000	5,076,750
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,137,900
		16,926,500
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,389,875
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,024,825
Restaurants - 0.8%
Carrols Corp. 9% 1/15/13 (c)	255,000	258,825
Domino's, Inc. 8.25% 7/1/11	985,000	1,044,100
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,562,600
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (c)	3,450,000	3,260,250
		8,125,775
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	388,000
8.25% 7/1/11	1,750,000	1,767,500
8.625% 4/1/13	3,765,000	3,840,300
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	3,420,000	1,692,900
9.875% 3/15/15 (c)	630,000	623,700
Worldspan LP/WS Financing Corp. 9.5181% 2/15/11 (c)(e)	3,100,000	2,712,500
		11,024,900
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,625,888
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,978
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,181,400
		47,680,166
Nonconvertible Bonds - continued
	Principal Amount	Value
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	$ 3,475,000	$ 3,614,000
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,449,213
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,428,200
Ryerson Tull, Inc. 8.25% 12/15/11	2,955,000	2,629,950
		15,121,363
Super Retail - 2.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	790,000	750,500
9% 6/15/12	4,470,000	4,548,225
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,436,400
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,038,263
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,085,900
Saks, Inc. 9.875% 10/1/11	1,305,000	1,384,931
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,383,500
		20,536,769
Technology - 5.4%
Advanced Micro Devices, Inc. 7.75% 11/1/12	1,985,000	1,940,338
Celestica, Inc. 7.875% 7/1/11	6,675,000	6,925,313
Freescale Semiconductor, Inc. 6.875% 7/15/11	4,225,000	4,415,125
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,233,600
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.26% 12/15/11 (c)(e)	2,135,000	1,996,225
Micron Technology, Inc. 6.5% 9/30/05 (f)	9,285,714	9,239,286
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,351,500
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,187,950
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,749,950
10.375% 1/15/10	1,950,000	2,145,000
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,948,250
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,852,025
7.125% 6/15/10	5,235,000	5,575,275
9.75% 1/15/09	1,535,000	1,749,900
		56,309,737
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,053,425
American Towers, Inc. 7.25% 12/1/11	785,000	820,325
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	$ 845,000	$ 942,175
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,378,513
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,185,575
6.5% 11/1/13	5,005,000	3,928,925
7.625% 4/15/12	2,185,000	1,851,788
7.805% 1/15/12 (c)(e)	4,830,000	4,890,375
MCI, Inc. 8.735% 5/1/14 (e)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	8,805,000	8,540,850
Mobile Telesystems Finance SA 8% 1/28/12 (c)	3,030,000	3,011,063
New Skies Satellites BV 8.5388% 11/1/11 (c)(e)	3,480,000	3,532,200
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,952,000
6.875% 10/31/13	6,400,000	6,800,000
Nextel Partners, Inc. 8.125% 7/1/11	145,000	157,688
PanAmSat Corp. 9% 8/15/14	2,080,000	2,241,200
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,086,400
7.25% 2/15/11	1,880,000	1,729,600
7.9% 8/15/10	4,495,000	4,303,963
Qwest Corp.:
7.875% 9/1/11 (c)	1,405,000	1,457,688
9.125% 3/15/12 (c)	80,000	86,800
Qwest Services Corp.:
14% 12/15/10 (c)(e)	1,570,000	1,781,950
14.5% 12/15/14 (c)(e)	3,315,000	3,911,700
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,899,375
8% 12/15/12	4,020,000	4,271,250
9.625% 5/1/11	3,350,000	3,886,000
SBA Communications Corp. 8.5% 12/1/12 (c)	4,420,000	4,707,300
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,297,385
U.S. West Communications:
7.2% 11/10/26	1,805,000	1,543,275
7.5% 6/15/23	1,805,000	1,615,475
UbiquiTel Operating Co. 9.875% 3/1/11	650,000	703,625
		95,226,682
Textiles & Apparel - 0.8%
Levi Strauss & Co.:
7.73% 4/1/12 (c)(e)	2,225,000	2,063,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
9.75% 1/15/15 (c)	$ 1,490,000	$ 1,437,850
12.25% 12/15/12	2,910,000	3,157,350
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	1,705,000	1,713,525
		8,372,413
TOTAL NONCONVERTIBLE BONDS (Cost $871,260,503)		877,930,328
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8499% 8/1/24 (c)(e) (Cost $973,537)	1,264,590	1,081,225
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (f)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 8.3%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (e)	$ 5,340,000	5,286,600
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (e)	5,460,000	5,453,175
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 0.7%
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (e)	$ 6,330,259	$ 6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		6,750,056
Energy - 2.9%
El Paso Corp.:
Credit-Linked Deposit 5.44% 11/22/09 (e)	5,120,700	5,127,101
term loan 5.875% 11/22/09 (e)	3,843,405	3,862,622
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (e)	12,230,000	12,382,875
Tranche X, term loan 5.34% 5/24/07 (e)	8,910,000	8,954,550
		30,327,148
Environmental - 0.9%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (e)	5,120,909	5,127,310
Tranche 2, term loan 8.86% 4/13/10 (e)	3,770,000	3,680,463
		8,807,773
Healthcare - 0.2%
Vicar Operating, Inc. term loan 6.5% 5/16/11 (e)	1,530,000	1,530,000
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.34% 11/12/07 (e)	6,073,622	6,103,990
Tranche B, term loan 5.34% 11/12/08 (e)	6,086,322	6,131,969
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (e)	2,150,000	2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (e)	4,311,868	4,328,038
8.46% 2/3/08 (e)	2,200,000	2,200,000
		20,913,997
Technology - 0.4%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.84% 3/9/11 (e)	3,080,000	3,049,200
Tranche B, term loan 4.84% 3/9/13 (e)	1,535,500	1,527,823
		4,577,023
Floating Rate Loans - continued
	Principal Amount	Value
Telecommunications - 0.2%
American Tower LP Tranche C, term loan 5.2089% 8/31/11 (e)	$ 610,000	$ 613,050
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,672,375
		2,285,425
TOTAL FLOATING RATE LOANS (Cost $85,753,262)		85,931,197
Cash Equivalents - 3.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $36,332,000)	$ 36,335,099	36,332,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $1,000,251,245)		1,002,793,642
NET OTHER ASSETS - 3.4%		35,518,010
NET ASSETS - 100%		$ 1,038,311,652
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $161,601,777 or 15.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,757,153 or 1.0% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	7,665,367

A Acquired as a result of an in-kind exchange and represents acquisition date and cost.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.9%
Canada	4.3%
Bermuda	3.0%
Marshall Islands	2.9%
United Kingdom	1.5%
Luxembourg	1.1%
Others (individually less than 1%)	3.3%
100.0%

Semiannual Report

Fidelity Tactical Income Central Investment Portfolio

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,351,543
6.625% 10/1/28	1,115,000	880,764
7.45% 7/16/31	12,780,000	10,687,543
General Motors Corp. 8.25% 7/15/23	13,340,000	10,145,790
		23,065,640
Media - 0.9%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,361,777
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,822,587
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,766,245
8.25% 2/1/30	8,580,000	8,361,013
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,202,862
News America, Inc. 6.2% 12/15/34	5,075,000	5,247,022
		28,761,506
TOTAL CONSUMER DISCRETIONARY		51,827,146
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,332,406
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,498,122
Oil, Gas & Consumable Fuels - 2.1%
Amerada Hess Corp. 6.65% 8/15/11	5,229,000	5,692,823
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,252,495
Enterprise Products Operating LP:
4% 10/15/07	3,815,000	3,751,694
5.75% 3/1/35 (b)	4,000,000	3,867,016
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,812,371
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,504,323
Pemex Project Funding Master Trust 8.625% 2/1/22	8,725,000	10,535,438
Petro-Canada 5.95% 5/15/35	3,550,000	3,559,230
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	8,023,994
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,791,000
9.625% 5/15/12	7,730,000	8,213,125
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.:
7.125% 9/1/11	$ 4,390,000	$ 4,697,300
7.5% 1/15/31	3,670,000	3,844,325
		69,545,134
TOTAL ENERGY		74,043,256
FINANCIALS - 9.2%
Capital Markets - 0.8%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,247,242
4.25% 9/4/12 (f)	4,285,000	4,281,752
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,769,267
Lazard LLC 7.125% 5/15/15 (b)	5,665,000	5,714,625
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,564,737
		27,577,623
Commercial Banks - 1.9%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,755,232
7.8% 2/15/10	14,984,000	17,176,624
Banponce Corp. 6.75% 12/15/05	3,570,000	3,618,288
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,467,538
5.25% 2/10/14 (b)	2,560,000	2,630,602
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,504,661
4.75% 7/20/09	3,520,000	3,554,904
Wachovia Bank NA 4.875% 2/1/15	7,250,000	7,345,990
Wachovia Corp. 5.25% 8/1/14	4,800,000	4,997,390
		62,051,229
Consumer Finance - 1.0%
Capital One Bank:
4.875% 5/15/08	1,800,000	1,818,454
8.25% 6/15/05	6,200,000	6,209,635
General Electric Capital Corp. 3.5% 5/1/08	500,000	491,693
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,352,934
5.875% 2/1/09	730,000	766,685
Household International, Inc. 8.875% 2/15/08	8,550,000	8,836,220
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 6.75% 5/15/11	$ 1,575,000	$ 1,754,778
MBNA Corp. 6.25% 1/17/07	3,670,000	3,779,572
		31,009,971
Diversified Financial Services - 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	32,705,542
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	16,900,000	17,710,000
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,985,855
		55,401,397
Insurance - 1.0%
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,220,000	4,336,151
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)	3,625,000	3,656,824
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,928,532
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	3,285,000	3,346,860
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,198,736
		33,467,103
Real Estate - 1.9%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,346,108
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,336,693
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,970,122
5.25% 7/15/11	5,000,000	5,112,330
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,289,160
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,298,273
5.25% 4/15/11	1,855,000	1,880,369
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,363,401
6.763% 6/15/07	10,075,000	10,552,081
7.75% 11/15/07	9,645,000	10,386,363
Gables Realty LP:
5% 3/15/10	2,030,000	2,017,479
5.75% 7/15/07	1,450,000	1,487,684
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,043,082
Simon Property Group LP 4.875% 8/15/10	7,325,000	7,405,531
		62,488,676
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,058,035
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,870,000	2,761,442
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.125% 1/15/15	$ 6,600,000	$ 6,688,711
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,314,680
4.625% 4/1/14	7,830,000	7,627,438
		29,450,306
TOTAL FINANCIALS		301,446,305
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,672,000
7.45% 5/1/34 (b)	7,300,000	6,095,500
		7,767,500
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	573,974
6.978% 10/1/12	1,380,441	1,416,624
7.024% 4/15/11	2,545,000	2,623,522
7.858% 4/1/13	1,000,000	1,035,693
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	635,000	634,269
7.056% 3/15/11	1,410,000	1,435,110
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,566,200
		18,285,392
Industrial Conglomerates - 0.2%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	6,500,000	7,612,254
TOTAL INDUSTRIALS		33,665,146
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,803,130
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.6%
Metals & Mining - 0.3%
Alcan, Inc. 5.75% 6/1/35	$ 5,225,000	$ 5,239,865
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,853,720
		8,093,585
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,432,969
International Paper Co. 4.25% 1/15/09	1,075,000	1,064,212
		10,497,181
TOTAL MATERIALS		18,590,766
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.8%
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,855,904
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,482,573
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,364,594
Sprint Capital Corp.:
6.875% 11/15/28	2,075,000	2,353,946
8.375% 3/15/12	2,350,000	2,818,299
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,119,460
4% 1/15/10 (b)	10,065,000	9,769,934
5.25% 11/15/13	2,500,000	2,531,230
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,646,505
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,740,946
		58,683,391
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	4,960,000	4,827,360
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,628,483
		10,455,843
TOTAL TELECOMMUNICATION SERVICES		69,139,234
UTILITIES - 2.1%
Electric Utilities - 1.8%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,808,957
6.25% 2/15/13	4,500,000	4,836,812
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,861,095
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
6.45% 11/15/11	$ 1,185,000	$ 1,288,492
7.375% 11/15/31	8,285,000	10,042,406
Monongahela Power Co. 5% 10/1/06	3,890,000	3,918,747
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,241,771
7.75% 3/1/31	9,975,000	12,359,604
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,336,405
		58,694,289
Gas Utilities - 0.0%
NiSource Finance Corp. 7.875% 11/15/10	1,130,000	1,312,860
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,379,003
Multi-Utilities - 0.2%
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,247,345
5.875% 10/1/12	4,430,000	4,691,211
		7,938,556
TOTAL UTILITIES		70,324,708
TOTAL NONCONVERTIBLE BONDS (Cost $614,604,320)		624,172,097
U.S. Government and Government Agency Obligations - 21.7%

U.S. Government Agency Obligations - 10.4%
Fannie Mae:
2.5% 6/15/06	95,074,000	93,943,285
6.25% 2/1/11	53,700,000	58,676,433
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,451,301
0% 11/30/05	1,666,000	1,639,109
Freddie Mac:
2.375% 2/15/07	10,890,000	10,645,356
4.5% 1/15/14	59,000,000	59,977,807
5.25% 11/5/12	51,240,000	51,841,814
5.875% 3/21/11	45,055,000	48,571,588
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	$ 771,609	$ 792,943
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	10,090,000	10,155,292
7.63% 8/1/14	1,000,000	1,006,707
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		342,701,635
U.S. Treasury Inflation Protected Obligations - 5.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	64,589,490	70,892,004
3.375% 4/15/32	46,053,702	62,697,233
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	16,835,200	17,280,406
2% 1/15/14	15,688,200	16,234,229
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		167,103,872
U.S. Treasury Obligations - 6.2%
U.S. Treasury Bonds 8% 11/15/21	26,150,000	37,346,489
U.S. Treasury Notes:
3.375% 9/15/09	40,000,000	39,446,880
4.75% 5/15/14	118,660,000	125,399,509
TOTAL U.S. TREASURY OBLIGATIONS		202,192,878
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $699,139,476)		711,998,385
U.S. Government Agency - Mortgage Securities - 28.3%

Fannie Mae - 25.5%
3.737% 1/1/35 (f)	879,376	876,205
3.793% 6/1/34 (f)	2,414,966	2,387,934
3.827% 12/1/34 (f)	180,155	179,727
3.83% 1/1/35 (f)	608,835	607,701
3.836% 6/1/33 (f)	445,937	443,825
3.84% 1/1/35 (f)	1,664,621	1,667,861
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.913% 12/1/34 (f)	$ 555,078	$ 553,864
3.941% 10/1/34 (f)	771,633	769,546
3.98% 1/1/35 (f)	773,221	770,967
3.984% 5/1/33 (f)	176,565	176,896
3.987% 12/1/34 (f)	713,629	711,028
4% 6/1/18 to 9/1/19	62,506,994	61,171,163
4% 6/1/20 (c)	35,000,000	34,201,563
4% 1/1/35 (f)	487,232	485,744
4.017% 12/1/34 (f)	3,994,815	4,019,513
4.021% 12/1/34 (f)	594,703	592,599
4.023% 2/1/35 (f)	513,283	512,270
4.029% 1/1/35 (f)	263,927	264,520
4.037% 12/1/34 (f)	396,435	398,355
4.048% 1/1/35 (f)	524,541	523,409
4.052% 2/1/35 (f)	517,221	516,736
4.055% 10/1/18 (f)	600,587	599,305
4.057% 5/1/34 (f)	254,842	255,834
4.072% 12/1/34 (f)	1,061,316	1,061,219
4.079% 4/1/33 (f)	199,060	200,144
4.105% 1/1/35 (f)	1,128,315	1,134,314
4.115% 2/1/35 (f)	357,960	358,680
4.118% 1/1/35 (f)	1,122,362	1,124,741
4.118% 2/1/35 (f)	357,527	358,877
4.12% 2/1/35 (f)	1,005,273	1,007,865
4.127% 1/1/35 (f)	1,132,831	1,140,822
4.128% 2/1/35 (f)	2,038,943	2,044,113
4.145% 2/1/35 (f)	1,234,585	1,240,643
4.151% 1/1/35 (f)	1,875,929	1,881,924
4.162% 2/1/35 (f)	983,148	987,605
4.17% 11/1/34 (f)	1,009,360	1,011,084
4.197% 1/1/35 (f)	948,035	953,594
4.2% 1/1/35 (f)	2,154,793	2,175,316
4.202% 1/1/35 (f)	1,125,939	1,127,357
4.23% 11/1/34 (f)	295,499	297,276
4.232% 3/1/34 (f)	526,641	528,802
4.25% 2/1/35 (f)	567,227	567,288
4.293% 3/1/35 (f)	540,796	543,812
4.305% 8/1/33 (f)	1,264,927	1,280,104
4.318% 3/1/33 (f)	293,290	293,515
4.319% 5/1/35 (f)	843,990	848,248
4.324% 12/1/34 (f)	393,069	395,214
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.349% 2/1/35 (f)	$ 375,773	$ 377,225
4.351% 1/1/35 (f)	556,992	558,667
4.357% 1/1/35 (f)	594,089	599,590
4.368% 2/1/34 (f)	1,452,935	1,457,970
4.4% 2/1/35 (f)	890,376	882,724
4.455% 3/1/35 (f)	774,808	778,258
4.484% 10/1/34 (f)	3,379,597	3,425,156
4.493% 8/1/34 (f)	1,957,525	1,969,148
4.499% 3/1/35 (f)	1,733,318	1,747,790
4.5% 5/1/18 to 10/1/33	119,560,176	117,222,565
4.5% 6/1/20 (c)	44,254,330	44,046,888
4.5% 5/1/35 (f)	600,000	606,276
4.53% 3/1/35 (f)	1,593,741	1,598,472
4.549% 8/1/34 (f)	1,279,124	1,292,848
4.572% 2/1/35 (f)	4,110,958	4,167,995
4.587% 2/1/35 (f)	5,108,920	5,146,228
4.625% 2/1/35 (f)	1,760,255	1,776,345
4.639% 2/1/35 (f)	505,645	513,866
4.67% 11/1/34 (f)	2,064,939	2,083,265
4.694% 11/1/34 (f)	2,027,671	2,044,348
4.725% 3/1/35 (f)	5,253,291	5,345,987
4.742% 3/1/35 (f)	995,148	1,008,054
4.748% 7/1/34 (f)	1,849,976	1,857,858
4.815% 8/1/32 (f)	925,000	942,633
5% 2/1/18 to 6/1/34	85,835,848	86,620,851
5% 6/1/35 (c)	83,345,351	83,267,215
5.5% 2/1/11 to 10/1/34	84,520,392	86,301,173
5.5% 6/1/35 (c)	76,448,541	77,523,599
6% 6/1/13 to 1/1/34	41,964,753	43,312,015
6.5% 2/1/12 to 5/1/34	67,673,250	70,473,017
6.5% 6/1/35 (c)	18,289,984	18,998,721
7% 11/1/05 to 2/1/33	19,900,947	21,026,156
7% 6/1/20 (c)	3,757,832	3,945,724
7.5% 10/1/09 to 11/1/31	8,302,043	8,900,574
8% 6/1/10 to 6/1/29	9,270	9,674
11.5% 11/1/15	47,389	53,181
TOTAL FANNIE MAE		837,131,178
Freddie Mac - 1.2%
4.232% 1/1/35 (f)	968,911	970,307
4.307% 3/1/35 (f)	822,501	825,437
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.307% 5/1/35 (f)	$ 1,425,000	$ 1,430,558
4.314% 12/1/34 (f)	833,615	834,758
4.364% 1/1/35 (f)	2,183,952	2,199,809
4.37% 3/1/35 (f)	1,168,370	1,166,088
4.401% 2/1/35 (f)	1,609,667	1,607,843
4.441% 2/1/34 (f)	982,100	983,832
4.444% 3/1/35 (f)	749,859	751,031
4.491% 3/1/35 (f)	2,178,744	2,181,893
4.497% 6/1/35 (f)	1,200,000	1,210,788
4.504% 3/1/35 (f)	874,763	877,736
4.564% 2/1/35 (f)	1,286,530	1,297,787
5% 11/1/33	715,691	715,803
5.034% 4/1/35 (f)	4,800,000	4,878,384
5.098% 8/1/33 (f)	418,362	422,751
6% 10/1/23 to 5/1/33	10,019,945	10,325,969
7.5% 11/1/16 to 6/1/32	4,098,553	4,408,309
8% 7/1/25 to 10/1/27	114,379	123,773
8.5% 2/1/19 to 8/1/22	19,862	21,669
12% 11/1/19	19,943	22,163
TOTAL FREDDIE MAC		37,256,688
Government National Mortgage Association - 1.6%
6% 6/15/08 to 12/15/10	3,334,683	3,439,475
6.5% 12/15/07 to 12/15/32	22,155,475	23,184,273
7% 6/15/24 to 12/15/33	18,764,166	19,901,056
7.5% 3/15/22 to 8/15/28	4,824,377	5,194,663
8% 4/15/24 to 12/15/25	322,719	349,536
8.5% 8/15/29 to 11/15/31	748,104	815,921
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		52,884,924
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $914,241,869)		927,272,790
Asset-Backed Securities - 5.7%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,513,252	3,445,518
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.61% 4/25/34 (f)	2,390,000	2,392,431
Class M2, 4.14% 4/25/34 (f)	3,375,000	3,381,119
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.56% 11/6/09 (f)	$ 3,425,000	$ 3,439,168
Series 2003-BX Class A4B, 3.47% 1/6/10 (f)	2,220,000	2,228,622
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.39% 9/25/32 (f)	896,459	897,451
Series 2003-3 Class M1, 3.89% 3/25/33 (f)	4,050,000	4,098,586
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.82% 10/25/32 (f)	18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.89% 9/25/33 (f)	5,400,000	5,573,140
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.47% 4/15/33 (f)	1,004,706	1,005,314
Class M1, 3.99% 4/15/33 (f)	4,770,000	4,800,676
Series 2004-HE2 Class M1, 3.64% 4/25/34 (f)	3,320,000	3,336,538
Bayview Financial Asset Trust Series 2000-F Class A, 3.56% 9/28/43 (f)	8,212,085	8,228,450
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	4,890,000	4,844,277
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.2338% 1/15/10 (f)	6,505,000	6,524,536
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.77% 7/15/08 (f)	6,380,000	6,386,101
Series 2003-B1 Class B1, 4.26% 2/17/09 (f)	7,735,000	7,797,954
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,054,341
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,813,437
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.99% 10/25/33 (f)	1,774,982	1,812,797
Chase Credit Card Master Trust Series 2003-6 Class B, 3.44% 2/15/11 (f)	4,870,000	4,908,698
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.52% 5/25/33 (f)	2,526,024	2,532,175
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	5,051,846
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)(c)	2,706,000	2,716,148
Class C, 5.074% 6/15/35 (b)(c)	2,457,000	2,466,214
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4.24% 7/25/34 (f)	5,110,000	5,109,894
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(f)	6,360,000	6,404,718
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.52% 1/25/35 (f)	$ 900,000	$ 901,054
Class M2, 3.55% 1/25/35 (f)	1,300,000	1,301,948
Class M3, 3.58% 1/25/35 (f)	700,000	701,547
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.47% 8/25/33 (f)	239,516	240,446
Class M1, 3.97% 8/25/33 (f)	1,780,000	1,804,008
Series 2003-4:
Class M1, 3.89% 10/25/33 (f)	215,000	217,002
Class M2, 4.99% 10/25/33 (f)	255,000	258,438
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	30,721	30,721
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.34% 9/15/09 (f)	4,865,000	4,882,219
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.84% 7/25/33 (f)	5,250,000	5,297,285
Class M2, 4.94% 7/25/33 (f)	2,685,000	2,745,043
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.465% 10/15/08 (f)	3,400,000	3,406,255
Series 2001-B2 Class B2, 3.45% 1/15/09 (f)	3,400,000	3,410,132
Series 2002-B2 Class B2, 3.47% 10/15/09 (f)	3,400,000	3,416,239
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.19% 12/27/32 (f)	1,010,000	1,024,449
Series 2003-HE1 Class M2, 4.99% 5/25/33 (f)	3,165,000	3,203,112
Series 2003-NC6 Class M2, 5.04% 6/27/33 (f)	8,680,000	8,917,983
Series 2004-NC2 Class M1, 3.64% 12/25/33 (f)	1,410,000	1,416,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.49% 2/25/32 (f)	620,863	624,630
Series 2002-NC3 Class M1, 3.81% 8/25/32 (f)	765,500	772,951
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,676,455
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	632,500
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.52% 1/25/33 (f)	586,790	587,211
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,254,070
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,064,431	2,044,339
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,953,746	1,898,729
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.62% 3/25/35 (f)	2,395,000	2,398,142
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	$ 2,500,000	$ 2,521,788
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.69% 11/25/34 (f)	985,000	990,972
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (f)	588,116	588,105
TOTAL ASSET-BACKED SECURITIES (Cost $186,471,305)		187,885,041
Collateralized Mortgage Obligations - 8.0%

Private Sponsor - 3.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.49% 1/25/34 (f)	3,415,069	3,424,287
Series 2005-1 Class 5A2, 3.42% 5/25/35 (f)	5,995,516	6,005,823
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.37% 1/25/35 (f)	9,282,150	9,282,150
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.735% 4/15/13 (b)(f)	2,150,000	2,140,405
Granite Master Issuer PLC Series 2005-2 Class M1, 3.5257% 12/20/54 (f)	7,000,000	7,000,000
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	822,347	836,481
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.48% 3/25/28 (f)	6,460,417	6,500,138
Series 2004-E Class A2B, 3.7275% 11/25/29 (f)	5,004,151	4,993,704
Series 2004-G Class A2, 3.07% 11/25/29 (f)	2,723,828	2,728,292
Series 2005-B Class A2, 3.7225% 6/25/30 (f)	4,750,000	4,750,000
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	25,219,909	329,296
Series 2003-G Class XA1, 1% 1/25/29 (h)	22,362,650	309,070
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	19,808,803	277,622
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,780,562	2,852,280
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.54% 6/10/35 (b)(f)	1,722,091	1,754,380
Class B4, 4.74% 6/10/35 (b)(f)	1,538,272	1,565,192
Class B5, 5.34% 6/10/35 (b)(f)	1,044,864	1,068,374
Class B6, 5.84% 6/10/35 (b)(f)	628,853	643,003
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	81,603,131	675,649
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3% 1/20/35 (f)	$ 11,127,644	$ 11,141,037
Series 2004-4 Class A, 2.885% 5/20/34 (f)	7,105,211	7,088,161
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (f)	10,555,000	10,555,000
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	695,959	723,841
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (f)	8,000,000	7,940,000
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,884,239	14,861,785
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (f)	5,201,998	5,207,484
TOTAL PRIVATE SPONSOR		114,653,454
U.S. Government Agency - 4.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,888,160
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,954,417
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	676,472	685,504
Series 2002-64 Class PC, 5.5% 12/25/26	3,867,716	3,896,143
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,505,184
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,350,036
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,418,438
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,852,151
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,019,236
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,303,913
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,849,059
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,876,824
Class EG, 4.5% 4/15/19	13,500,000	13,275,156
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,515,858
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,373,537
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,918,562
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,441,394
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,895,544	$ 3,606,040
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.883% 10/16/23 (f)	795,000	835,405
TOTAL U.S. GOVERNMENT AGENCY		146,565,017
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $257,803,824)		261,218,471
Commercial Mortgage Securities - 8.1%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,226,231	2,260,794
Series 1997-D5 Class PS1, 1.7259% 2/14/43 (f)(h)	60,887,814	3,157,313
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.41% 11/15/15 (b)(f)	2,715,000	2,718,638
Class C, 3.56% 11/15/15 (b)(f)	555,000	557,452
Class D, 3.64% 11/15/15 (b)(f)	870,000	875,033
Class F, 3.99% 11/15/15 (b)(f)	620,000	624,408
Class H, 4.49% 11/15/15 (b)(f)	555,000	558,981
Class J, 5.04% 11/15/15 (b)(f)	580,000	584,492
Class K, 5.553% 11/15/15 (b)(f)	520,000	524,084
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.67% 8/25/33 (b)(f)	4,472,184	4,508,521
Series 2004-2 Class A, 3.52% 8/25/34 (b)(f)	4,082,818	4,095,098
Series 2004-3:
Class A2, 3.51% 1/25/35 (b)(f)	631,418	632,590
Class M1, 3.59% 1/25/35 (b)(f)	698,445	699,219
Class M2, 4.09% 1/25/35 (b)(f)	437,135	438,485
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,440,580
Class D, 4.986% 5/14/16 (b)	875,000	891,947
Class E, 5.064% 5/14/16 (b)	2,705,000	2,759,192
Class F, 5.182% 5/14/16 (b)	650,000	663,461
Commercial Mortgage Securities - continued
	Principal Amount	Value
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	$ 1,697,876	$ 1,870,837
Class F, 7.734% 1/15/32	920,000	997,173
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	2,080,000	2,272,702
COMM floater Series 2002-FL7:
Class A2, 3.44% 11/15/14 (b)(f)	825,187	825,449
Class D, 3.66% 11/15/14 (b)(f)	150,000	150,166
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.5938% 9/15/14 (b)(f)	350,000	350,172
Class E, 3.6538% 9/15/14 (b)(f)	480,000	480,481
Class F, 3.7538% 9/15/14 (b)(f)	375,000	375,424
Class G, 3.9338% 9/15/14 (b)(f)	860,000	861,080
Class H, 4.0338% 9/15/14 (b)(f)	915,000	916,148
Class J, 4.5538% 9/15/14 (b)(f)	310,000	310,387
Class K, 4.9538% 9/15/14 (b)(f)	495,000	495,616
Class L, 5.1538% 9/15/14 (b)(f)	400,000	399,991
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	682,402
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	323,937
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,723,938
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,480,947
Series 2003-C3 Class ASP, 2.0629% 5/15/38 (b)(f)(h)	66,595,880	4,117,617
Series 2004-C1 Class ASP, 1.1076% 1/15/37 (b)(f)(h)	41,505,216	1,575,318
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,231,377
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,386,781	6,628,174
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,732,455
Class C1, 7.52% 5/15/06 (b)	8,700,000	8,960,986
Class D1, 7.77% 5/15/06 (b)	6,800,000	6,984,359
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,279,574
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)	5,850,000	6,149,839
Series 2003-87 Class C, 5.2425% 8/16/32 (f)	5,000,000	5,188,391
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	$ 6,700,000	$ 6,642,696
Series 2003-47 Class XA, 0.0217% 6/16/43 (f)(h)	18,790,826	897,694
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,360,256	3,521,681
Series 2004-C3 Class X2, 0.9009% 12/10/41 (f)(h)	6,825,000	212,031
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,715,000
Series 2003-C1 Class XP, 2.3672% 7/5/35 (b)(f)(h)	33,714,042	2,410,011
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,426,758
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,474,832
Series 1998-GLII Class E, 7.1905% 4/13/31 (f)	4,103,000	4,335,833
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,554,093
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,916,310
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	846,869
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,214,703
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,233,263	14,847,783
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	981,650
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,310,702
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,633,827
Series 1999-RM1 Class E, 7.2079% 12/15/31 (f)	824,000	893,599
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5854% 3/12/35 (b)(f)(h)	35,142,760	2,131,781
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,529,156
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,375,916
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,689,499
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,796,673
Commercial Mortgage Securities - continued
	Principal Amount	Value
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	$ 1,000,000	$ 1,114,904
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,002,484
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $261,757,901)		265,831,713
Foreign Government and Government Agency Obligations - 2.3%

Chilean Republic 7.125% 1/11/12	6,460,000	7,407,036
Israeli State 4.625% 6/15/13	5,305,000	5,228,741
Korean Republic 4.875% 9/22/14	3,000,000	3,015,174
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,887,294
United Mexican States:
5.875% 1/15/14	3,690,000	3,837,600
6.75% 9/27/34	25,820,000	27,278,830
7.5% 4/8/33	18,650,000	21,391,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $67,921,307)		74,046,225
Fixed-Income Funds - 10.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)	3,436,830	342,033,322
Cash Equivalents - 4.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $147,781,000)	$ 147,793,607	147,781,000
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $3,491,745,620)		3,542,239,044
NET OTHER ASSETS - (8.0)%		(261,409,796)
NET ASSETS - 100%		$ 3,280,829,248
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)

	June 2010	$ 16,600,000	$ (121,326)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (e)	June 2015	16,600,000	(219,399)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (d)	March 2015	40,000,000	(264,420)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default even of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	8,042
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	4,761
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	13,060
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	7,332
TOTAL CREDIT DEFAULT SWAP		101,950,000	(571,950)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (826,450)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(108,504)
TOTAL INTEREST RATE SWAP		290,000,000	(934,954)
Total Return Swap
Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	12,600,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	201,921
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	396,924
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	June 2005	70,000,000	627,515
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	70,000,000	0
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	20,045,000	0
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	20,045,000	184,228
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America

	Nov. 2005	$ 14,000,000	$ 165,610
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	12,600,000	316,991
TOTAL TOTAL RETURN SWAP		261,790,000	1,893,189
		$ 653,740,000	$ 386,285
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $269,663,779 or 8.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(e) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings is provided at the end of this report.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,490,021,078. Net unrealized appreciation aggregated $52,217,966, of which $69,532,681 related to appreciated investment securities and $17,314,715 related to depreciated investment securities.

Semiannual Report

Fidelity Ultra-Short Central Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,566,560
3.8938% 5/24/06 (e)	4,700,000	4,710,885
		21,277,445
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,313,616
Cox Communications, Inc. (Reg. S) 3.55% 12/14/07 (e)	12,140,000	12,205,143
Liberty Media Corp. 4.51% 9/17/06 (e)	11,471,000	11,527,093
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,510,980
		39,556,832
TOTAL CONSUMER DISCRETIONARY		60,834,277
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,816,089
FINANCIALS - 0.9%
Capital Markets - 0.2%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,022,830
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,592,895
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,744,772
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	703,134
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,028,660
TOTAL FINANCIALS		53,092,291
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,546,567
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,664,970
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,747,778
GTE Corp. 6.36% 4/15/06	9,000,000	9,180,315
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,375,961
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,048,546
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,545,234
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,893,744
		83,003,115
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,639,546
TOTAL TELECOMMUNICATION SERVICES		88,642,661
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,797,018
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,407,352
TOTAL UTILITIES		22,204,370
TOTAL NONCONVERTIBLE BONDS (Cost $237,078,620)		236,589,688
U.S. Government Agency Obligations - 0.0%

Freddie Mac 0% 6/30/05 (d) (Cost $997,608)	1,000,000	997,591
Asset-Backed Securities - 36.6%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.39% 7/25/34 (e)	8,704,285	8,728,201
Series 2004-3 Class 2A4, 3.44% 10/25/34 (e)	10,915,000	10,962,604
Series 2004-4 Class A2D, 3.44% 1/25/35 (e)	3,850,647	3,861,549
Series 2005-1:
Class M1, 3.56% 4/25/35 (e)	11,280,000	11,294,296
Class M2, 3.78% 4/25/35 (e)	5,275,000	5,288,325
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.74% 6/25/32 (e)	1,842,987	1,861,150
Series 2002-HE2 Class M1, 3.94% 8/25/32 (e)	21,525,000	21,618,821
Series 2003-FM1 Class M2, 4.94% 11/25/32 (e)	3,015,000	3,060,246
Series 2003-HS1:
Class M1, 3.84% 6/25/33 (e)	800,000	804,448
Class M2, 4.84% 6/25/33 (e)	856,000	872,245
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 3.87% 7/25/33 (e)	$ 1,600,000	$ 1,614,593
Series 2004-HE1:
Class M1, 3.59% 2/25/34 (e)	2,193,000	2,193,656
Class M2, 4.19% 2/25/34 (e)	2,475,000	2,476,166
Series 2004-OP1:
Class M1, 3.61% 4/25/34 (e)	4,420,000	4,424,495
Class M2, 4.14% 4/25/34 (e)	6,240,000	6,251,314
Series 2005-HE2:
Class M1, 3.53% 4/25/35 (e)	1,530,000	1,530,653
Class M2, 3.54% 4/25/35 (e)	1,803,000	1,803,756
Class M3, 3.57% 4/25/35 (e)	1,040,000	1,040,887
Class M4, 3.73% 4/25/35 (e)	1,340,000	1,341,134
Series 2005-HE3:
Class A2A, 3.19% 5/25/35 (e)	8,586,151	8,586,671
Class A2B, 3.3% 5/25/35 (e)	4,370,000	4,371,062
Series 2005-SD1 Class A1, 3.49% 11/25/50 (e)	3,013,901	3,014,776
Aesop Funding II LLC Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	8,800,000	8,786,272
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.4% 2/15/08 (e)	10,000,000	10,002,690
Series 2002-6 Class B, 3.54% 3/15/10 (e)	5,000,000	5,034,405
Series 2004-1 Class B, 3.34% 9/15/11 (e)	5,775,000	5,799,447
Series 2004-C Class C, 3.59% 2/15/12 (b)(e)	17,992,640	18,032,589
Series 2005-1 Class A, 3.12% 10/15/12 (e)	15,455,000	15,475,554
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,973,703
Series 2003-AM:
Class A3B, 3.46% 6/6/07 (e)	1,739,185	1,739,824
Class A4B, 3.56% 11/6/09 (e)	12,400,000	12,451,293
Series 2003-BX Class A4B, 3.47% 1/6/10 (e)	3,265,000	3,277,680
Series 2003-CF Class A3, 2.75% 10/9/07	15,763,851	15,720,070
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,624,000
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.79% 8/25/32 (e)	3,740,753	3,770,500
Series 2002-AR1 Class M2, 4.39% 9/25/32 (e)	1,569,266	1,571,001
Series 2003-1:
Class A2, 3.5% 2/25/33 (e)	762,392	762,902
Class M1, 3.99% 2/25/33 (e)	3,330,000	3,357,014
Series 2003-3:
Class M1, 3.89% 3/25/33 (e)	1,564,902	1,583,675
Class S, 5% 9/25/05 (f)	4,457,447	53,917
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class AV3, 3.41% 8/25/33 (e)	$ 323,948	$ 324,001
Class M1, 3.85% 8/25/33 (e)	7,560,000	7,620,295
Class M2, 4.94% 5/25/33 (e)	2,750,000	2,813,141
Series 2003-AR1 Class M1, 4.24% 1/25/33 (e)	7,000,000	7,082,723
Series 2004-R2:
Class M1, 3.52% 4/25/34 (e)	1,230,000	1,229,976
Class M2, 3.57% 4/25/34 (e)	950,000	949,981
Class M3, 3.64% 4/25/34 (e)	3,500,000	3,499,931
Class M4, 4.14% 4/25/34 (e)	4,500,000	4,499,906
Series 2004-R9 Class A3, 3.41% 10/25/34 (e)	9,340,000	9,365,155
Series 2005-R1:
Class M1, 3.54% 3/25/35 (e)	5,710,000	5,712,304
Class M2, 3.57% 3/25/35 (e)	1,925,000	1,925,761
Series 2005-R2 Class M1, 3.54% 4/25/35 (e)	12,500,000	12,474,271
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.42% 6/25/32 (e)	2,411,175	2,421,003
Series 2002-BC6 Class M1, 3.84% 8/25/32 (e)	24,900,000	25,118,226
Series 2002-BC7:
Class M1, 3.82% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.99% 10/25/32 (e)	5,575,000	5,616,417
Series 2003-BC1 Class M2, 4.19% 1/25/32 (e)	1,387,880	1,392,884
ARG Funding Corp.:
Series 2005-1A Class A2, 3.19% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 3.1% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.89% 9/25/33 (e)	20,000,000	20,641,258
Series 2003-W7 Class A2, 3.48% 3/1/34 (e)	5,112,276	5,123,744
Series 2004-W5 Class M1, 3.69% 4/25/34 (e)	3,960,000	3,964,863
Series 2004-W7:
Class M1, 3.64% 5/25/34 (e)	4,085,000	4,084,917
Class M2, 3.69% 5/25/34 (e)	3,320,000	3,319,933
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.22% 8/15/32 (e)	978,000	980,537
Series 2003-HE2:
Class A2, 3.47% 4/15/33 (e)	1,719,593	1,720,633
Class M1, 3.99% 4/15/33 (e)	9,000,000	9,057,879
Series 2003-HE3:
Class M1, 3.92% 6/15/33 (e)	2,185,000	2,201,318
Class M2, 5.09% 6/15/33 (e)	10,000,000	10,228,626
Series 2003-HE4 Class M2, 5.09% 8/15/33 (e)	5,695,000	5,817,428
Series 2003-HE5 Class A2A, 3.45% 8/15/33 (e)	3,368,612	3,371,620
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE6 Class M1, 3.74% 11/25/33 (e)	$ 3,475,000	$ 3,500,850
Series 2004-HE2 Class M1, 3.64% 4/25/34 (e)	6,060,000	6,090,187
Series 2004-HE3:
Class M1, 3.63% 6/25/34 (e)	1,450,000	1,450,474
Class M2, 4.21% 6/25/34 (e)	3,350,000	3,350,962
Series 2004-HE6 Class A2, 3.45% 6/25/34 (e)	20,089,908	20,134,658
Series 2005-HE2:
Class M1, 3.54% 3/25/35 (e)	8,250,000	8,267,332
Class M2, 3.59% 3/25/35 (e)	2,065,000	2,069,697
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.47% 12/15/09 (e)	20,655,000	20,749,749
Series 2002-B2 Class B2, 3.43% 5/15/08 (e)	15,000,000	15,005,490
Series 2002-B3 Class B, 3.45% 8/15/08 (e)	14,500,000	14,510,785
Series 2002-C1 Class C1, 4.05% 12/15/09 (e)	7,980,000	8,073,770
Series 2002-C2 Class C2, 4.08% 5/15/08 (e)	35,785,000	35,862,547
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.48% 5/28/44 (e)	9,267,490	9,269,668
Bayview Financial Asset Trust Series 2000-F Class A, 3.56% 9/28/43 (e)	10,265,107	10,285,562
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.51% 2/28/44 (e)	6,466,458	6,488,523
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.59% 2/25/35 (e)	6,655,000	6,662,905
Class M2, 3.84% 2/25/35 (e)	2,430,000	2,434,581
Series 2005-HE5 Class 1A1, 3.2% 6/25/35 (e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,383,210	3,359,029
Series 2003-1 Class B, 3.56% 6/15/10 (b)(e)	6,665,899	6,687,171
Series 2003-2 Class B, 3.37% 1/15/09 (e)	3,135,973	3,141,068
Series 2005-1 Class B, 3.4656% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,658,921
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,303,612
Capital One Master Trust:
Series 1999-3 Class B, 3.57% 9/15/09 (e)	5,000,000	5,006,067
Series 2001-1 Class B, 3.6% 12/15/10 (e)	19,500,000	19,653,114
Series 2001-8A Class B, 3.64% 8/17/09 (e)	9,585,000	9,641,043
Series 2002-4A Class B, 3.59% 3/15/10 (e)	6,000,000	6,032,079
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.77% 7/15/08 (e)	17,705,000	17,721,931
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2003-B1 Class B1, 4.26% 2/17/09 (e)	$ 15,470,000	$ 15,595,907
Capital Trust Ltd. Series 2004-1:
Class A2, 3.54% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.84% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.19% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.12% 1/25/32 (e)	4,244,221	4,260,885
Series 2002-HE2 Class M1, 3.79% 1/25/33 (e)	9,278,431	9,314,285
Series 2002-HE3:
Class M1, 4.19% 3/25/33 (e)	21,499,948	21,829,927
Class M2, 5.34% 3/25/33 (e)	9,968,976	10,179,685
Series 2003-HE1:
Class M1, 3.99% 8/25/33 (e)	1,989,998	1,998,568
Class M2, 5.04% 8/25/33 (e)	4,369,996	4,435,532
Series 2003-HE2 Class A, 3.44% 10/25/33 (e)	2,726,836	2,729,201
Series 2003-HE3:
Class M1, 3.79% 11/25/33 (e)	2,254,989	2,277,339
Class M2, 4.84% 11/25/33 (e)	1,719,992	1,757,843
Series 2004-HE2 Class M2, 4.29% 7/26/34 (e)	2,345,000	2,367,889
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.57% 3/16/09 (e)	1,305,000	1,312,129
Series 2002-4 Class B, 3.4% 10/15/07 (e)	12,000,000	12,001,284
Series 2002-6 Class B, 3.44% 1/15/08 (e)	11,850,000	11,855,232
Series 2004-1 Class B, 3.29% 5/15/09 (e)	4,105,000	4,104,922
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,521,879
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,005,308
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,043,215
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,705,630
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,044,408
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,171,354
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.5% 12/25/33 (b)(e)	8,488,958	8,489,838
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.52% 5/25/33 (e)	1,789,656	1,794,013
Series 2003-BC1 Class M2, 5.09% 9/25/32 (e)	11,065,000	11,210,784
Series 2003-SD3 Class A1, 3.51% 12/25/32 (b)(e)	1,129,842	1,136,179
Series 2004-2 Class M1, 3.59% 5/25/34 (e)	5,200,000	5,212,214
Series 2004-3:
Class 3A4, 3.34% 8/25/34 (e)	621,233	618,636
Class M1, 3.59% 6/25/34 (e)	1,475,000	1,476,417
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 3.46% 8/25/34 (e)	$ 3,007,489	$ 3,010,343
Class M1, 3.57% 7/25/34 (e)	3,650,000	3,663,669
Class M2, 3.62% 6/25/34 (e)	4,395,000	4,410,539
Series 2005-1:
Class 1AV2, 3.29% 7/25/35 (e)	8,780,000	8,779,835
Class M1, 3.51% 8/25/35 (e)	19,600,000	19,599,606
Class MV1, 3.49% 7/25/35 (e)	3,135,000	3,136,150
Class MV2, 3.53% 7/25/35 (e)	3,765,000	3,766,328
Class MV3, 3.57% 7/25/35 (e)	1,560,000	1,561,117
Series 2005-3 Class MV1, 3.51% 8/25/35 (e)	11,125,000	11,124,774
Series 2005-AB1 Class A2, 3.3% 8/25/35 (e)	17,520,000	17,524,489
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.48% 4/25/34 (e)	2,985,631	2,999,336
Series 2004-FRE1:
Class A2, 3.44% 4/25/34 (e)	3,385,288	3,385,227
Class M3, 3.74% 4/25/34 (e)	5,885,000	5,884,881
Discover Card Master Trust I Series 2003-4 Class B1, 3.42% 5/16/11 (e)	8,155,000	8,201,771
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.4123% 5/28/35 (e)	8,232,355	8,235,215
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.77% 11/25/33 (e)	1,300,000	1,312,832
Class M2, 4.84% 11/25/33 (e)	700,000	720,335
Series 2004-1 Class M2, 4.19% 1/25/35 (e)	3,700,000	3,745,940
Series 2004-2 Class M2, 4.24% 7/25/34 (e)	9,890,000	9,889,794
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.18% 3/25/35 (e)	8,055,906	8,055,906
Series 2005-FF2 Class M6, 3.79% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.64% 3/25/34 (e)	400,000	401,544
Class M4, 3.99% 3/25/34 (e)	300,000	303,151
First USA Credit Card Master Trust Series 2001-4 Class B, 3.49% 1/12/09 (e)	15,000,000	15,039,275
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.52% 10/15/07 (e)	19,600,000	19,687,067
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.31% 2/25/34 (e)	3,181,754	3,181,698
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-1:
Class M1, 3.54% 2/25/34 (e)	$ 750,000	$ 749,985
Class M2, 3.59% 2/25/34 (e)	800,000	799,984
Series 2004-C Class 2A2, 3.64% 8/25/34 (e)	10,000,000	10,095,416
Series 2005-A:
Class 2A2, 3.33% 2/25/35 (e)	11,850,000	11,865,578
Class M1, 3.52% 1/25/35 (e)	1,603,000	1,604,878
Class M2, 3.55% 1/25/35 (e)	2,325,000	2,328,483
Class M3, 3.58% 1/25/35 (e)	1,250,000	1,252,762
Class M4, 3.77% 1/25/35 (e)	925,000	928,375
GE Business Loan Trust Series 2003-1 Class A, 3.52% 4/15/31 (b)(e)	5,832,195	5,872,437
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,795
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,605,253
Series 6 Class B, 3.28% 2/17/09 (e)	1,030,000	1,031,196
GSAMP Trust:
Series 2002-HE Class M1, 4.34% 11/20/32 (e)	3,017,000	3,069,480
Series 2002-NC1:
Class A2, 3.41% 7/25/32 (e)	719,504	727,032
Class M1, 3.73% 7/25/32 (e)	8,861,000	8,997,310
Series 2003-FM1 Class M1, 3.91% 3/20/33 (e)	15,000,000	15,193,292
Series 2004-FM1:
Class M1, 3.74% 11/25/33 (e)	2,865,000	2,864,942
Class M2, 4.49% 11/25/33 (e)	1,975,000	2,009,257
Series 2004-FM2:
Class M1, 3.59% 1/25/34 (e)	3,500,000	3,499,930
Class M2, 4.19% 1/25/34 (e)	1,500,000	1,499,969
Class M3, 4.39% 1/25/34 (e)	1,500,000	1,499,968
Series 2004-HE1:
Class M1, 3.64% 5/25/34 (e)	4,045,000	4,044,918
Class M2, 4.24% 5/25/34 (e)	1,750,000	1,769,912
Series 2005-FF2 Class M5, 3.72% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.52% 3/25/35 (e)	8,780,000	8,783,726
Series 2005-NC1 Class M1, 3.54% 2/25/35 (e)	9,010,000	9,021,599
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (b)(e)	14,000,000	13,975,080
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.89% 6/25/32 (e)	10,000,000	10,025,950
Series 2002-3 Class A5, 3.53% 2/25/33 (e)	1,653,188	1,653,916
Series 2002-4:
Class A3, 3.57% 3/25/33 (e)	2,437,686	2,439,956
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2002-4: - continued
Class M2, 5.14% 3/25/33 (e)	$ 1,850,000	$ 1,876,987
Series 2002-5:
Class A3, 3.61% 5/25/33 (e)	3,612,206	3,619,850
Class M1, 4.29% 5/25/33 (e)	13,800,000	13,983,885
Series 2003-1:
Class A2, 3.56% 6/25/33 (e)	5,425,886	5,435,829
Class M1, 4.09% 6/25/33 (e)	5,700,000	5,734,138
Series 2003-2:
Class A2, 3.47% 8/25/33 (e)	301,823	302,994
Class M1, 3.97% 8/25/33 (e)	2,245,000	2,275,279
Series 2003-3:
Class A2, 3.45% 8/25/33 (e)	2,095,771	2,104,206
Class M1, 3.95% 8/25/33 (e)	8,185,000	8,284,639
Series 2003-4:
Class M1, 3.89% 10/25/33 (e)	3,415,000	3,446,795
Class M2, 4.99% 10/25/33 (e)	4,040,000	4,094,475
Series 2003-5:
Class A2, 3.44% 12/25/33 (e)	8,088,697	8,120,765
Class M1, 3.79% 12/25/33 (e)	3,175,000	3,202,544
Class M2, 4.82% 12/25/33 (e)	1,345,000	1,381,517
Series 2003-7 Class A2, 3.47% 3/25/34 (e)	3,898,974	3,908,100
Series 2004-2 Class A2, 3.38% 7/25/34 (e)	6,948,605	6,948,496
Series 2004-3:
Class M1, 3.66% 8/25/34 (e)	2,015,000	2,014,959
Class M2, 4.29% 8/25/34 (e)	2,200,000	2,199,952
Series 2004-4 Class A2, 3.41% 10/25/34 (e)	9,324,911	9,361,827
Series 2004-6 Class A2, 3.44% 12/25/34 (e)	10,598,497	10,632,254
Series 2004-7 Class A3, 3.48% 1/25/35 (e)	3,237,685	3,254,426
Series 2005-1:
Class M1, 3.52% 5/25/35 (e)	9,705,000	9,716,343
Class M2, 3.54% 5/25/35 (e)	5,780,000	5,779,883
Class M3, 3.59% 5/25/35 (e)	5,825,000	5,827,060
Series 2005-2:
Class 2A2, 3.29% 7/25/35 (e)	13,170,000	13,169,752
Class M1, 3.54% 7/25/35 (e)	10,085,000	10,088,952
Series 2005-3 Class M1, 3.5% 8/25/35 (e)	9,450,000	9,449,981
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.38% 8/15/08 (e)	10,000,000	10,015,402
Household Credit Card Master Trust I Series 2002-1 Class B, 3.74% 7/15/08 (e)	22,589,000	22,624,930
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,933
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust: - continued
Series 2002-3 Class A, 3.54% 7/20/32 (e)	$ 2,738,511	$ 2,743,335
Series 2003-1 Class M, 3.72% 10/20/32 (e)	855,445	856,783
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,196,234	3,203,299
Class M, 3.67% 9/20/33 (e)	1,503,027	1,506,663
Series 2004-1 Class M, 3.61% 9/20/33 (e)	3,021,928	3,028,563
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,984,860	1,991,438
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	6,088,935	6,106,418
Class M, 3.59% 2/20/34 (e)	3,681,392	3,684,565
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.64% 1/18/11 (e)	8,850,000	8,868,458
Series 2002-2:
Class A, 3.26% 1/18/11 (e)	9,000,000	9,014,086
Class B, 3.64% 1/18/11 (e)	14,275,000	14,362,554
Series 2002-3 Class B, 4.34% 9/15/09 (e)	4,150,000	4,164,689
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.33% 12/17/07 (e)	3,623,412	3,624,644
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.34% 6/25/35 (e)	12,764,815	12,767,262
Class M1, 3.56% 6/25/35 (e)	4,100,000	4,101,661
Class M2, 3.58% 6/25/35 (e)	2,775,000	2,776,106
Class M3, 3.61% 6/25/35 (e)	1,975,000	1,976,601
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,120,514
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.41% 6/25/33 (e)	471,728	472,079
Class M1, 3.91% 6/25/33 (e)	19,500,000	19,644,123
Series 2003-3 Class M1, 3.84% 7/25/33 (e)	7,770,000	7,839,982
Series 2004-2:
Class M1, 3.62% 6/25/34 (e)	4,275,000	4,285,774
Class M2, 4.17% 6/25/34 (e)	2,800,000	2,835,379
Series 2005-2 Class 2A2, 3.27% 4/25/35 (e)	12,000,000	11,999,776
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.82% 4/25/33 (e)	3,500,000	3,528,069
Class M2, 4.94% 4/25/33 (e)	1,500,000	1,537,748
Series 2004-FRE1 Class M1, 3.64% 7/25/34 (e)	5,223,000	5,249,418
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.89% 3/17/08 (b)(e)	7,250,000	7,265,225
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.465% 10/15/08 (e)	$ 30,000,000	$ 30,055,188
Series 2001-B2 Class B2, 3.45% 1/15/09 (e)	30,353,000	30,443,452
Series 2002-B2 Class B2, 3.47% 10/15/09 (e)	20,000,000	20,095,522
Series 2002-B3 Class B3, 3.49% 1/15/08 (e)	15,000,000	15,005,405
Series 2002-B4 Class B4, 3.59% 3/15/10 (e)	14,800,000	14,922,944
Series 2003-B2 Class B2, 3.48% 10/15/10 (e)	1,530,000	1,531,710
Series 2003-B3 Class B3, 3.465% 1/18/11 (e)	1,130,000	1,135,721
Series 2003-B5 Class B5, 3.46% 2/15/11 (e)	705,000	710,560
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,843,845
Series 1998-G Class B, 3.49% 2/17/09 (e)	20,000,000	20,048,306
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.59% 7/25/34 (e)	2,125,000	2,124,958
Class M2, 3.64% 7/25/34 (e)	375,000	374,993
Class M3, 4.04% 7/25/34 (e)	775,000	774,984
Class M4, 4.19% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.79% 7/25/34 (e)	2,321,000	2,336,507
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.19% 11/25/32 (e)	2,370,000	2,450,756
Series 2003-HE1 Class M2, 4.99% 5/25/33 (e)	6,185,000	6,259,479
Series 2003-NC5 Class M2, 5.09% 4/25/33 (e)	2,800,000	2,837,224
Series 2003-NC6 Class M2, 5.04% 6/27/33 (e)	12,835,000	13,186,902
Series 2003-NC7:
Class M1, 3.79% 6/25/33 (e)	1,785,000	1,792,617
Class M2, 4.94% 6/25/33 (e)	1,000,000	1,018,734
Series 2003-NC8 Class M1, 3.79% 9/25/33 (e)	2,350,000	2,368,861
Series 2004-HE6 Class A2, 3.43% 8/25/34 (e)	8,586,557	8,619,159
Series 2004-NC2 Class M1, 3.64% 12/25/33 (e)	2,595,000	2,607,691
Series 2004-NC6 Class A2, 3.43% 7/25/34 (e)	3,832,768	3,844,128
Series 2005-1:
Class M2, 3.56% 12/25/34 (e)	4,425,000	4,434,075
Class M3, 3.61% 12/25/34 (e)	4,000,000	4,006,490
Series 2005-HE1:
Class A3B, 3.31% 12/25/34 (e)	3,885,000	3,890,751
Class M1, 3.54% 12/25/34 (e)	1,100,000	1,104,703
Class M2, 3.56% 12/25/34 (e)	2,970,000	2,977,520
Series 2005-HE2:
Class M1, 3.49% 1/25/35 (e)	2,665,000	2,676,440
Class M2, 3.53% 1/25/35 (e)	1,900,000	1,900,767
Series 2005-NC1:
Class M1, 3.53% 1/25/35 (e)	2,425,000	2,437,263
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-NC1: - continued
Class M2, 3.56% 1/25/35 (e)	$ 2,425,000	$ 2,430,006
Class M3, 3.6% 1/25/35 (e)	2,425,000	2,430,965
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.94% 2/25/32 (e)	1,510,288	1,517,395
Class M2, 4.49% 2/25/32 (e)	8,691,652	8,744,385
Series 2001-NC3 Class M2, 4.59% 10/25/31 (e)	2,836,870	2,854,974
Series 2001-NC4:
Class M1, 4.09% 1/25/32 (e)	3,827,881	3,844,316
Class M2, 4.74% 1/25/32 (e)	1,562,455	1,570,068
Series 2002-AM3 Class A3, 3.58% 2/25/33 (e)	1,726,986	1,731,161
Series 2002-HE1 Class M1, 3.69% 7/25/32 (e)	2,700,000	2,730,382
Series 2002-HE2:
Class M1, 3.79% 8/25/32 (e)	9,925,000	9,976,989
Class M2, 4.34% 8/25/32 (e)	1,550,000	1,560,181
Series 2002-NC3 Class A3, 3.43% 8/25/32 (e)	758,363	760,503
Series 2002-NC5 Class M3, 4.89% 10/25/32 (e)	920,000	939,628
Series 2002-OP1 Class M1, 3.84% 9/25/32 (e)	1,545,000	1,555,889
Series 2003-NC1:
Class M1, 4.14% 11/25/32 (e)	2,555,000	2,575,548
Class M2, 5.14% 11/25/32 (e)	1,880,000	1,901,973
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.52% 1/25/33 (e)	669,054	669,533
Class M2, 5.09% 1/25/33 (e)	4,600,000	4,672,381
Series 2003-6 Class M1, 3.81% 1/25/34 (e)	5,180,000	5,220,350
Series 2005-1:
Class M1, 3.54% 3/25/35 (e)	4,395,000	4,416,600
Class M2, 3.57% 3/25/35 (e)	4,395,000	4,400,215
Class M3, 3.61% 3/25/35 (e)	2,120,000	2,125,019
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	15,342,504	15,358,075
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,584,304
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.54% 6/25/34 (e)	1,450,000	1,451,204
Class M4, 4.065% 6/25/34 (e)	2,435,000	2,444,317
Ocala Funding LLC Series 2005-1A Class A, 0% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.72% 9/25/34 (e)	2,940,000	2,960,788
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1: - continued
Class M2, 3.77% 9/25/34 (e)	$ 1,755,000	$ 1,768,256
Class M3, 4.34% 9/25/34 (e)	3,355,000	3,401,375
Class M4, 4.54% 9/25/34 (e)	4,700,000	4,778,142
Series 2004-WCW2 Class A2, 3.47% 10/25/34 (e)	9,435,555	9,464,584
Series 2005-WCH1:
Class A3B, 3.31% 1/25/35 (e)	2,775,000	2,781,042
Class M2, 3.61% 1/25/35 (e)	4,175,000	4,181,984
Class M3, 3.65% 1/25/35 (e)	3,290,000	3,299,530
Class M5, 3.97% 1/25/35 (e)	3,095,000	3,108,854
Series 2005-WHQ2 Class M7, 4.34% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.2% 9/25/24 (e)	8,564,626	8,564,626
Class M4, 3.72% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.79% 6/15/09 (b)(e)	15,000,000	15,057,729
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.67% 4/25/35 (e)	1,040,000	1,039,998
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.34% 10/25/34 (e)	5,500,000	5,573,718
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.49% 4/25/33 (e)	1,067,396	1,072,853
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.62% 3/25/35 (e)	4,415,000	4,420,792
Series 2004-2 Class MV1, 3.67% 8/25/35 (e)	4,495,000	4,512,621
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.515% 2/15/10 (e)	10,000,000	9,984,472
Series 2002-4:
Class A, 3.22% 8/18/09 (e)	27,000,000	27,007,468
Class B, 3.515% 8/18/09 (e)	33,300,000	33,316,547
Series 2002-5 Class B, 4.34% 11/17/09 (e)	30,000,000	30,099,234
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.61% 2/25/34 (e)	2,910,000	2,913,839
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.69% 11/25/34 (e)	1,810,000	1,820,973
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (e)	1,127,222	1,127,202
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.54% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.52% 9/25/34 (e)	3,634,361	3,656,519
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.56% 11/25/33 (e)	$ 2,034,960	$ 2,039,767
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	287,748	287,653
TOTAL ASSET-BACKED SECURITIES (Cost $2,178,606,119)		2,187,860,493
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 14.3%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.49% 2/25/35 (e)	10,389,653	10,418,550
Series 2004-4 Class 5A2, 3.49% 3/25/35 (e)	4,144,459	4,153,853
Series 2005-1 Class 5A2, 3.42% 5/25/35 (e)	6,994,769	7,006,793
Series 2005-2:
Class 6A2, 3.37% 6/25/35 (e)	3,327,499	3,331,139
Class 6M2, 3.57% 6/25/35 (e)	10,145,000	10,156,768
Series 2005-3 Class 8A2, 3.33% 7/25/35 (e)	20,809,987	20,915,660
Series 2005-4 Class 7A2, 3.32% 8/25/35 (e)	9,647,960	9,650,217
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.37% 1/25/35 (e)	21,952,285	21,952,285
Series 2005-2 Class 1A1, 3.34% 3/25/35 (e)	16,229,661	16,229,661
Series 2005-5 Class 1A1, 3.31% 7/25/35 (e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.49% 5/25/33 (e)	6,200,206	6,203,242
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.49% 9/25/34 (e)	11,396,990	11,385,531
Series 2005-1 Class 2A1, 3.38% 3/25/35 (e)	15,498,270	15,503,114
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.49% 3/25/34 (e)	6,088,468	6,085,216
Series 2004-AR3 Class 6A2, 3.46% 4/25/34 (e)	2,652,879	2,655,665
Series 2004-AR4 Class 5A2, 3.46% 5/25/34 (e)	2,335,966	2,334,603
Series 2004-AR5 Class 11A2, 3.46% 6/25/34 (e)	3,622,453	3,614,892
Series 2004-AR6 Class 9A2, 3.46% 10/25/34 (e)	4,587,928	4,592,067
Series 2004-AR7 Class 6A2, 3.47% 8/25/34 (e)	6,791,561	6,798,527
Series 2004-AR8 Class 8A2, 3.47% 9/25/34 (e)	5,351,108	5,361,240
Series 2003-TFLA Class F, 3.735% 4/15/13 (b)(e)	3,750,000	3,733,265
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,349,551	5,342,051
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC:
floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	$ 5,300,000	$ 5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,975,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,425
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,096,027
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,494
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,369
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,498,181
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,289,402
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,903
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,270
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,780
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	11,955,540	11,942,987
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,568,899
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,001,953
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Home Equity Asset Trust Series 2005-3 Class 2A1, 3.18% 8/25/35 (e)	8,194,682	8,192,380
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.54% 10/25/34 (e)	4,847,078	4,867,584
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.46% 3/25/35 (e)	9,292,487	9,297,931
Series 2004-6 Class 1A2, 3.48% 10/25/34 (e)	3,918,641	3,926,079
Series 2005-1:
Class M1, 3.55% 4/25/35 (e)	3,396,891	3,399,014
Class M2, 3.59% 4/25/35 (e)	5,946,952	5,950,668
Class M3, 3.62% 4/25/35 (e)	1,459,228	1,460,140
Class M4, 3.84% 4/25/35 (e)	861,184	862,832
Class M5, 3.86% 4/25/35 (e)	861,184	862,092
Class M6, 3.91% 4/25/35 (e)	1,377,894	1,379,078
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust: - continued
floater:
Series 2005-2 Class 1A2, 3.4% 4/25/35 (e)	$ 13,747,416	$ 13,747,416
Series 2005-3 Class A1, 3.33% 8/25/35 (e)	15,756,115	15,745,652
Series 2005-4 Class 1B1, 4.39% 6/25/35 (e)	5,584,547	5,584,547
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.36% 3/25/35 (e)	14,780,375	14,780,375
Series 2004-6 Class 4A2, 4.1767% 7/25/34 (e)	5,969,000	5,953,509
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.48% 3/25/28 (e)	9,013,324	9,068,740
Series 2003-B Class A1, 3.43% 4/25/28 (e)	8,721,619	8,775,868
Series 2003-D Class A, 3.4% 8/25/28 (e)	8,326,855	8,348,791
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,982,532	11,985,958
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,306,192	14,319,724
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,841,552	12,817,175
Series 2004-B Class A2, 2.8613% 6/25/29 (e)	10,048,734	10,035,426
Series 2004-C Class A2, 3.07% 7/25/29 (e)	14,656,970	14,628,151
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,135,360	11,141,586
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,211,408	9,192,177
Class A2D, 3.9175% 11/25/29 (e)	2,142,188	2,152,206
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,331,334	4,338,432
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,773,809	11,768,054
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.53% 10/25/32 (e)	547,996	548,174
Class M1, 3.94% 10/25/32 (e)	5,000,000	5,025,881
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.46% 12/25/34 (e)	5,159,047	5,168,133
Class A2, 3.54% 12/25/34 (e)	6,979,341	7,023,519
Series 2005-2 Class 1A1, 3.35% 5/25/35 (e)	5,329,433	5,332,140
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,749,801
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,892,006
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,631
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	$ 4,000,000	$ 4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/10/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,019,864	5,149,338
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.89% 3/10/35 (b)(e)	5,510,001	5,592,651
Class B5, 5.44% 3/10/35 (b)(e)	5,702,334	5,836,903
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.59% 11/25/34 (e)	3,514,091	3,528,259
Series 2003-RP2 Class A1, 3.54% 6/25/33 (b)(e)	4,274,217	4,289,818
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,393,794	12,383,508
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,243,770	11,245,078
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,076,609	7,064,922
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,658,444	11,651,162
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,067,015	12,017,037
Series 2004-4 Class A, 2.885% 5/20/34 (e)	15,631,464	15,593,954
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	10,475,332	10,481,879
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,480,094	9,491,878
Class A3B, 3.16% 7/20/34 (e)	1,185,012	1,187,560
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,606,005	8,587,964
Class A3B, 3.4525% 7/20/34 (e)	1,548,606	1,553,471
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,614,931	15,610,869
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,019,873	8,019,873
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,091,444	15,091,444
Series 2005-3 Class A1, 3.26% 5/20/35 (e)	9,775,078	9,775,078
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (e)	11,500,000	11,500,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.49% 9/25/33 (b)(e)	2,865,733	2,867,561
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.46% 9/25/34 (e)	23,510,470	23,569,857
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 4/25/45 (e)	$ 6,257,888	$ 6,258,049
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7079% 8/25/34 (e)	19,880,000	19,832,149
TOTAL PRIVATE SPONSOR		854,491,493
U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.59% 11/18/30 (e)	1,189,621	1,198,533
Series 2000-40 Class FA, 3.59% 7/25/30 (e)	2,675,624	2,687,718
Series 2002-89 Class F, 3.39% 1/25/33 (e)	3,997,638	4,003,406
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,090,593	5,243,344
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.49% 8/18/31 (e)	2,637,252	2,645,774
Series 2001-44 Class FB, 3.39% 9/25/31 (e)	2,418,141	2,425,299
Series 2001-46 Class F, 3.49% 9/18/31 (e)	6,964,245	7,004,021
Series 2002-11 Class QF, 3.59% 3/25/32 (e)	4,869,081	4,905,550
Series 2002-36 Class FT, 3.59% 6/25/32 (e)	1,590,435	1,603,870
Series 2002-64 Class FE, 3.44% 10/18/32 (e)	2,393,463	2,380,502
Series 2002-65 Class FA, 3.39% 10/25/17 (e)	2,868,942	2,860,306
Series 2002-74 Class FV, 3.54% 11/25/32 (e)	8,881,478	8,945,997
Series 2003-11:
Class DF, 3.54% 2/25/33 (e)	3,495,872	3,521,281
Class EF, 3.54% 2/25/33 (e)	2,832,023	2,843,247
Series 2003-63 Class F1, 3.39% 11/25/27 (e)	6,690,669	6,696,319
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,539,822	1,540,869
Series 2001-56 Class KD, 6.5% 7/25/30	241,331	240,835
Series 2001-62 Class PG, 6.5% 10/25/30	5,450,634	5,480,715
Series 2001-76 Class UB, 5.5% 10/25/13	2,044,517	2,050,259
Series 2002-16 Class QD, 5.5% 6/25/14	445,368	448,006
Series 2002-28 Class PJ, 6.5% 3/25/31	6,171,447	6,189,084
Series 2002-8 Class PD, 6.5% 7/25/30	4,729,552	4,763,228
Series 2003-17 Class PQ, 4.5% 3/25/16	573,756	572,469
Freddie Mac:
floater Series 2510 Class FE, 3.49% 10/15/32 (e)	6,324,402	6,360,546
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	2,478,181	2,481,211
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2353 Class PC, 6.5% 9/15/15	$ 1,748,070	$ 1,755,648
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.29% 7/15/31 (e)	5,537,525	5,544,069
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.44% 7/15/17 (e)	4,869,399	4,886,786
Series 2526 Class FC, 3.49% 11/15/32 (e)	3,955,941	3,976,093
Series 2538 Class FB, 3.49% 12/15/32 (e)	7,007,517	6,977,395
Series 2551 Class FH, 3.54% 1/15/33 (e)	3,537,625	3,552,910
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,847,156	13,943,708
Series 2394 Class ND, 6% 6/15/27	2,339,522	2,349,850
Series 2395 Class PE, 6% 2/15/30	7,151,176	7,221,449
Series 2398 Class DK, 6.5% 1/15/31	530,100	531,802
Series 2410 Class ML, 6.5% 12/15/30	2,998,193	3,021,138
Series 2420 Class BE, 6.5% 12/15/30	3,943,234	3,966,615
Series 2443 Class TD, 6.5% 10/15/30	4,014,990	4,047,008
Series 2461 Class PG, 6.5% 1/15/31	3,621,771	3,680,883
Series 2466 Class EC, 6% 10/15/27	801,508	800,748
Series 2483 Class DC, 5.5% 7/15/14	3,971,444	3,980,275
Series 2490 Class PM, 6% 7/15/28	245,453	245,111
Series 2556 Class PM, 5.5% 2/15/16	2,322,197	2,323,002
Series 2557 Class MA, 4.5% 7/15/16	484,765	484,333
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,521,770	414,886
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,966,137
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	946,078	947,815
Series 2480 Class QW, 5.75% 2/15/30	1,493,403	1,494,052
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.44% 5/16/23 (e)	3,167,173	3,181,079
Series 2001-50 Class FV, 3.29% 9/16/27 (e)	9,563,999	9,561,881
Series 2002-24 Class FX, 3.64% 4/16/32 (e)	2,816,284	2,843,132
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater: - continued
Series 2002-31 Class FW, 3.49% 6/16/31 (e)	$ 3,858,863	$ 3,879,745
Series 2002-5 Class KF, 3.49% 8/16/26 (e)	784,100	784,962
TOTAL U.S. GOVERNMENT AGENCY		197,454,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,052,587,749)		1,051,946,394
Commercial Mortgage Securities - 6.6%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	5,025,000	5,055,295
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,736,030
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.41% 11/15/15 (b)(e)	5,038,226	5,044,977
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,063,398
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,019,209
Class K, 4.44% 12/15/16 (b)(e)	6,659,000	6,653,846
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.67% 8/25/33 (b)(e)	6,902,719	6,958,804
Series 2003-2:
Class A, 3.67% 12/25/33 (b)(e)	14,191,120	14,324,161
Class M1, 3.94% 12/25/33 (b)(e)	2,309,377	2,344,739
Series 2004-1:
Class A, 3.45% 4/25/34 (b)(e)	6,616,845	6,612,192
Class B, 4.99% 4/25/34 (b)(e)	687,464	691,761
Class M1, 3.65% 4/25/34 (b)(e)	601,531	602,847
Class M2, 4.29% 4/25/34 (b)(e)	515,598	519,062
Series 2004-2:
Class A, 3.52% 8/25/34 (b)(e)	6,466,375	6,485,825
Class M1, 3.67% 8/25/34 (b)(e)	2,085,039	2,093,346
Series 2004-3:
Class A1, 3.46% 1/25/35 (b)(e)	6,702,743	6,715,189
Class A2, 3.51% 1/25/35 (b)(e)	931,584	933,313
Class M1, 3.59% 1/25/35 (b)(e)	1,117,124	1,118,362
Class M2, 4.09% 1/25/35 (b)(e)	728,559	730,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.69% 4/14/15 (b)(e)	$ 1,344,296	$ 1,352,251
Class JMM, 4.59% 4/14/15 (b)(e)	1,384,053	1,385,931
Class KFCM, 4.94% 4/14/15 (b)(e)	1,436,661	1,445,605
Class KMM, 4.84% 4/14/15 (b)(e)	1,253,767	1,255,755
Class LFCM, 5.34% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.64% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,417,955
Series 2004-ESA Class A2, 3.43% 5/14/16 (b)(e)	6,565,000	6,579,958
Series 2004-HS2A:
Class E, 3.99% 1/14/16 (b)(e)	1,725,000	1,729,639
Class F, 4.14% 1/14/16 (b)(e)	1,125,000	1,128,023
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.54% 12/12/13 (b)(e)	896,672	897,810
Class C, 3.89% 12/12/13 (b)(e)	1,793,345	1,802,763
COMM floater:
Series 2001-FL5A Class E, 4.59% 11/15/13 (b)(e)	3,205,357	3,204,346
Series 2002-FL6:
Class F, 4.54% 6/14/14 (b)(e)	11,163,000	11,199,272
Class G, 4.99% 6/14/14 (b)(e)	5,000,000	5,003,374
Series 2002-FL7 Class A2, 3.44% 11/15/14 (b)(e)	942,949	943,250
Series 2003-FL9 Class B, 3.59% 11/15/15 (b)(e)	12,821,545	12,858,508
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,507
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,689
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,794
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,612
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,959
Class L, 5.1538% 9/15/14 (b)(e)	625,000	624,986
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,810
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,472
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,870
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,651
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,733
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,795
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	$ 7,080,000	$ 7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.84% 12/15/11 (b)(e)	3,720,000	3,696,465
Series 2002-TFLA Class C, 3.53% 11/18/12 (b)(e)	3,675,000	3,686,698
Series 2003-TF2A Class A2, 3.41% 11/15/14 (b)(e)	9,500,000	9,505,647
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,238,237
Series 2004-HC1:
Class A2, 3.59% 12/15/21 (b)(e)	1,475,000	1,474,996
Class B, 3.84% 12/15/21 (b)(e)	3,835,000	3,834,988
Series 2004-TFL1:
Class A2, 3.28% 2/15/14 (b)(e)	7,005,000	7,008,584
Class E, 3.64% 2/15/14 (b)(e)	2,800,000	2,805,134
Class F, 3.69% 2/15/14 (b)(e)	2,325,000	2,329,925
Class G, 3.94% 2/15/14 (b)(e)	1,875,000	1,879,036
Class H, 4.19% 2/15/14 (b)(e)	1,400,000	1,405,908
Class J, 4.49% 2/15/14 (b)(e)	750,000	753,725
Series 2005-TFLA:
Class C, 3.33% 2/15/20 (b)(e)	5,650,000	5,649,983
Class E, 3.42% 2/15/20 (b)(e)	2,055,000	2,054,994
Class F, 3.47% 2/15/20 (b)(e)	1,745,000	1,744,995
Class G, 3.61% 2/15/20 (b)(e)	505,000	504,998
Class H, 3.84% 2/15/20 (b)(e)	715,000	714,998
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	565,969	573,003
Series 2003-TFLA Class A2, 3.46% 4/15/13 (b)(e)	7,205,000	7,216,177
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	2,095,000	2,039,063
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	340,926	340,517
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	2,054,286	2,054,286
Commercial Mortgage Securities - continued
	Principal Amount	Value
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.4806% 5/28/20 (b)(e)	$ 2,837,826	$ 2,838,178
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.3805% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp. Series 2005-FLA1:
Class WH, 4.04% 6/15/19 (b)(c)(e)	3,325,000	3,325,000
Class WJ, 4.34% 6/15/19 (b)(c)(e)	2,045,000	2,045,000
Class WK, 4.84% 6/15/19 (b)(c)(e)	3,065,000	3,065,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,618
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.48% 12/16/14 (b)(e)	11,700,000	11,710,927
Class B, 3.69% 12/16/14 (b)(e)	4,615,000	4,629,787
Class C, 3.79% 12/16/14 (b)(e)	4,982,000	5,001,877
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.64% 10/7/13 (b)(e)	3,489,876	3,492,120
Class D, 4.61% 10/7/13 (b)(e)	1,172,220	1,173,293
Class F, 5.03% 10/7/13 (b)(e)	6,431,229	6,341,346
Class G1, 5.84% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,605,727	7,605,718
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.89% 2/15/13 (b)(e)	10,495,000	10,208,264
Class D, 3.89% 2/15/13 (b)(e)	4,000,000	3,846,857
Series 2003-CDCA:
Class HEXB, 4.99% 2/15/15 (b)(e)	770,000	770,924
Class JEXB, 5.19% 2/15/15 (b)(e)	1,300,000	1,301,560
Class KEXB, 5.59% 2/15/15 (b)(e)	960,000	961,152
Series 2000-NL1 Class E, 7.0224% 10/15/30 (b)(e)	3,702,086	3,718,788
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.43% 5/15/09 (b)(e)	18,000,000	18,013,743
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.57% 3/24/18 (b)(e)	7,562,511	7,562,511
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.27% 3/15/14 (b)(e)	3,510,000	3,512,144
Class E, 3.59% 3/15/14 (b)(e)	2,190,000	2,193,952
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3: - continued
Class F, 3.64% 3/15/14 (b)(e)	$ 1,755,000	$ 1,758,107
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,351
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $390,657,351)		390,959,705
Cash Equivalents - 25.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (h)	$ 1,282,214,372	1,282,105,000
With Goldman Sachs & Co. at 3.16%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $270,300,000, 0.1%- 7%, 7/1/33 - 6/25/35) (e)(g)	265,883,922	265,032,595
TOTAL CASH EQUIVALENTS (Cost $1,547,105,000)		1,547,137,595
TOTAL INVESTMENT PORTFOLIO - 90.7% (Cost $5,407,032,447)		5,415,491,466
NET OTHER ASSETS - 9.3%		554,305,986
NET ASSETS - 100%		$ 5,969,797,452
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,330,700	$ (34,741)
39 Eurodollar 90 Day Index Contracts	March 2006	38,615,363	(24,937)
22 Eurodollar 90 Day Index Contracts	June 2006	21,779,725	(18,738)
17 Eurodollar 90 Day Index Contracts	Sept. 2006	16,827,450	(11,818)
16 Eurodollar 90 Day Index Contracts	Dec. 2006	15,835,400	(11,339)
14 Eurodollar 90 Day Index Contracts	March 2007	13,855,450	(10,731)
8 Eurodollar 90 Day Index Contracts	June 2007	7,916,900	(10,132)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,926,938	(9,391)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,936,775	(8,274)
6 Eurodollar 90 Day Index Contracts	March 2008	5,936,625	(8,649)
TOTAL EURODOLLAR CONTRACTS			(148,750)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (103,830)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	126,737
TOTAL CREDIT DEFAULT SWAP		24,000,000	22,907
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		30,000,000	0
		$ 54,000,000	$ 22,907
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $575,074,282 or 9.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,591.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,282,105,000 due 6/1/05 at 3.07%
Banc of America Securities LLC.	$ 254,704,224
Bank of America, National Association	21,769,592
Barclays Capital Inc.	322,189,958
Countrywide Securities Corporation	87,078,367
Credit Suisse First Boston LLC	21,769,592
Morgan Stanley & Co. Incorporated.	288,447,091
UBS Securities LLC	283,004,693
Wachovia Capital Markets, LLC	3,141,483
$ 1,282,105,000
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,406,642,758. Net unrealized appreciation aggregated $8,848,708, of which $13,002,077 related to appreciated investment securities and $4,153,369 related to depreciated investment securities.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AALI-USAN-0705
1.786776.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,001.10	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.94
Class T
Actual	$ 1,000.00	$ 999.90	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.19
Class B
Actual	$ 1,000.00	$ 997.10	$ 9.01
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.10
Class C
Actual	$ 1,000.00	$ 997.10	$ 8.91
HypotheticalA	$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,002.40	$ 3.59
HypotheticalA	$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.98%
Class T	1.23%
Class B	1.81%
Class C	1.79%
Institutional Class	.72%

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	7.2	5.1
Omnicom Group, Inc.	4.9	4.4
BellSouth Corp.	3.5	3.2
Verizon Communications, Inc.	2.9	3.1
Wells Fargo & Co.	2.8	3.4
	21.3
Top Five Bond Issuers as of May 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.5	10.6
U.S. Treasury Obligations	8.3	7.1
Freddie Mac	1.6	1.1
Government National Mortgage Association	0.5	0.5
CS First Boston Mortgage Securities Corp.	0.4	0.4
	23.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.6	15.5
Financials	14.0	16.5
Consumer Staples	9.2	8.9
Telecommunication Services	9.2	9.2
Industrials	4.5	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 57.1%		Stocks 56.0%
	Bonds 42.4%		Bonds 37.4%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	3.6%	** Foreign investments	4.9%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	110,900	5,867
Media - 14.7%
E.W. Scripps Co. Class A	424,540	21,694
EchoStar Communications Corp. Class A	3,717,019	108,652
Harte-Hanks, Inc.	146,200	4,282
News Corp. Class B	669,200	11,182
Omnicom Group, Inc.	904,250	74,049
The New York Times Co. Class A	15,100	474
Tribune Co.	15,100	546
		220,879
Multiline Retail - 1.7%
Kohl's Corp. (a)	525,300	25,577
Specialty Retail - 0.0%
Stage Stores, Inc. (a)	770	30
Staples, Inc.	15,200	327
		357
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	121,400	4,559
Reebok International Ltd.	110,900	4,515
		9,074
TOTAL CONSUMER DISCRETIONARY		261,754
CONSUMER STAPLES - 8.8%
Beverages - 0.7%
The Coca-Cola Co.	226,300	10,100
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	309,000	14,035
Wal-Mart Stores, Inc.	694,500	32,801
Walgreen Co.	348,400	15,796
		62,632
Food Products - 0.0%
Campbell Soup Co.	25,400	788
ConAgra Foods, Inc.	10,200	267
		1,055
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.9%
Clorox Co.	5,100	$ 298
Colgate-Palmolive Co.	191,000	9,544
Kimberly-Clark Corp.	290,300	18,675
		28,517
Personal Products - 0.9%
Gillette Co.	259,600	13,691
Tobacco - 1.1%
Altria Group, Inc.	245,720	16,498
TOTAL CONSUMER STAPLES		132,493
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
BP PLC sponsored ADR	109,100	6,568
Exxon Mobil Corp.	629,468	35,376
Williams Companies, Inc.	12,300	226
		42,170
FINANCIALS - 11.9%
Capital Markets - 5.5%
Goldman Sachs Group, Inc.	171,600	16,731
Merrill Lynch & Co., Inc.	671,400	36,430
Morgan Stanley	368,500	18,042
Northern Trust Corp.	238,200	10,938
		82,141
Commercial Banks - 3.4%
SunTrust Banks, Inc.	120,000	8,833
Wells Fargo & Co.	709,900	42,885
		51,718
Consumer Finance - 0.7%
American Express Co.	186,600	10,048
Insurance - 2.3%
Allstate Corp.	67,300	3,917
American International Group, Inc.	342,725	19,038
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	50,800	$ 3,356
The St. Paul Travelers Companies, Inc.	218,198	8,265
		34,576
TOTAL FINANCIALS		178,483
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Abbott Laboratories	124,800	6,020
Pfizer, Inc.	323,250	9,019
Wyeth	56,100	2,433
		17,472
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	69,900	4,536
Northrop Grumman Corp.	137,400	7,656
		12,192
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	81,800	6,025
Airlines - 0.1%
America West Holding Corp. Class B (a)	156,700	878
Electrical Equipment - 0.1%
Roper Industries, Inc.	20,200	1,412
Industrial Conglomerates - 1.5%
General Electric Co.	607,100	22,147
Road & Rail - 0.3%
Union Pacific Corp.	74,800	5,009
TOTAL INDUSTRIALS		47,663
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	581,500	11,269
Lucent Technologies, Inc. warrants 12/10/07 (a)	87,386	61
		11,330
Computers & Peripherals - 0.3%
Diebold, Inc.	87,200	4,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Paychex, Inc.	196,581	$ 5,677
Software - 2.1%
Microsoft Corp.	1,221,400	31,512
TOTAL INFORMATION TECHNOLOGY		52,884
MATERIALS - 0.7%
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	931,517	10,126
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 7.6%
BellSouth Corp.	1,982,800	53,060
SBC Communications, Inc.	641,184	14,991
Telewest Global, Inc. (a)	109,547	2,291
Verizon Communications, Inc.	1,225,500	43,358
		113,700
TOTAL COMMON STOCKS (Cost $764,958)		856,745
Convertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	394
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $255)		394
Nonconvertible Bonds - 12.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Delco Remy International, Inc. 9.375% 4/15/12	$ 415	316
Stoneridge, Inc. 11.5% 5/1/12	20	21
Tenneco Automotive, Inc. 8.625% 11/15/14	265	250
Visteon Corp. 7% 3/10/14	230	192
		779
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$ 215	$ 170
7.45% 7/16/31	1,465	1,225
General Motors Corp. 8.375% 7/15/33	1,950	1,494
		2,889
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15 (e)	200	205
Hotels, Restaurants & Leisure - 0.5%
Argosy Gaming Co. 7% 1/15/14	190	208
Carrols Corp. 9% 1/15/13 (e)	390	396
Friendly Ice Cream Corp. 8.375% 6/15/12	85	80
Gaylord Entertainment Co. 8% 11/15/13	160	165
Host Marriott LP 7.125% 11/1/13	130	134
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	505	477
Mandalay Resort Group 6.5% 7/31/09	380	384
MGM MIRAGE:
5.875% 2/27/14	460	444
8.5% 9/15/10	385	424
9.75% 6/1/07	45	49
Morton's Restaurant Group, Inc. 7.5% 7/1/10	130	127
Penn National Gaming, Inc. 6.875% 12/1/11	480	490
Six Flags, Inc. 9.625% 6/1/14	310	271
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	630	657
Station Casinos, Inc. 6% 4/1/12	280	283
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	660	749
Uno Restaurant Corp. 10% 2/15/11 (e)	405	391
Vail Resorts, Inc. 6.75% 2/15/14	190	189
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (e)	90	93
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	700	672
		6,683
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	240	263
WCI Communities, Inc. 7.875% 10/1/13	200	199
		462
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 235	$ 244
Media - 1.3%
Advanstar Communications, Inc. 10.75% 8/15/10	200	214
AMC Entertainment, Inc. 9.875% 2/1/12	420	419
AOL Time Warner, Inc. 7.625% 4/15/31	500	624
Cablevision Systems Corp.:
7.88% 4/1/09 (i)	450	471
8% 4/15/12	430	443
CanWest Media, Inc. 8% 9/15/12 (e)	110	113
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (c)	420	272
9.625% 11/15/09	200	150
10% 4/1/09	160	124
10.25% 1/15/10	700	518
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	370	370
Corus Entertainment, Inc. 8.75% 3/1/12	780	839
Cox Communications, Inc. 7.125% 10/1/12	510	569
CSC Holdings, Inc.:
7.625% 4/1/11	1,598	1,670
7.625% 7/15/18	270	279
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	244
Dex Media, Inc.:
0% 11/15/13 (c)	105	81
8% 11/15/13	430	449
Houghton Mifflin Co. 9.875% 2/1/13	675	709
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	180	192
LBI Media Holdings, Inc. 0% 10/15/13 (c)	493	360
LBI Media, Inc. 10.125% 7/15/12	365	402
Liberty Media Corp.:
5.7% 5/15/13	595	552
7.875% 7/15/09	255	274
8.25% 2/1/30	800	780
News America Holdings, Inc. 7.75% 12/1/45	510	622
News America, Inc. 6.2% 12/15/34	990	1,024
Nexstar Broadcasting, Inc. 7% 1/15/14	250	229
Nextmedia Operating, Inc. 10.75% 7/1/11	370	400
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
PanAmSat Corp. 9% 8/15/14	$ 124	$ 134
PRIMEDIA, Inc. 7.625% 4/1/08	503	506
Radio One, Inc.:
6.375% 2/15/13 (e)	110	107
8.875% 7/1/11	1,215	1,300
Rogers Cable, Inc. 6.75% 3/15/15	570	573
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,589
Time Warner, Inc. 6.625% 5/15/29	655	728
Videotron Ltee 6.875% 1/15/14	520	520
		18,850
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	650	660
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	855	812
9% 6/15/12	160	163
Sonic Automotive, Inc. 8.625% 8/15/13	475	461
		1,436
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 7.73% 4/1/12 (e)(i)	280	260
TOTAL CONSUMER DISCRETIONARY		32,468
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc. 8.25% 7/15/10	695	752
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	310	322
Jean Coutu Group, Inc.:
7.625% 8/1/12	120	122
8.5% 8/1/14	300	292
NeighborCare, Inc. 6.875% 11/15/13	380	391
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (i)	280	280
		2,159
Food Products - 0.2%
Dean Foods Co.:
6.9% 10/15/17	545	559
8.15% 8/1/07	325	344
Del Monte Corp. 6.75% 2/15/15 (e)	210	211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 10.75% 3/1/10	$ 470	$ 496
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	495	478
Reddy Ice Group, Inc. 8.875% 8/1/11	70	78
Smithfield Foods, Inc. 7% 8/1/11	690	718
United Agriculture Products, Inc. 9% 12/15/11	117	119
		3,003
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	290	322
TOTAL CONSUMER STAPLES		5,484
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc.:
9% 12/15/09	100	109
9.625% 12/1/07	370	415
Hanover Compressor Co.:
8.625% 12/15/10	110	113
9% 6/1/14	190	196
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	360	353
Petronas Capital Ltd. 7% 5/22/12 (e)	1,045	1,190
Pride International, Inc. 7.375% 7/15/14	190	204
Seabulk International, Inc. 9.5% 8/15/13	430	483
		3,063
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp.:
6.65% 8/15/11	445	484
7.125% 3/15/33	355	407
ANR Pipeline, Inc. 8.875% 3/15/10	180	194
Chesapeake Energy Corp.:
6.875% 1/15/16	554	576
7.5% 6/15/14	220	237
El Paso Corp.:
7% 5/15/11	1,120	1,085
7.875% 6/15/12	345	345
El Paso Energy Corp.:
6.95% 12/15/07	175	175
7.375% 12/15/12	256	249
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	730	799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 385	$ 409
Enterprise Products Operating LP 5.75% 3/1/35 (e)	500	483
Forest Oil Corp. 8% 12/15/11	370	405
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	200	208
General Maritime Corp. 10% 3/15/13	555	602
Kerr-McGee Corp. 6.875% 9/15/11	70	74
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	220	221
5.8% 3/15/35	500	501
Nexen, Inc. 5.875% 3/10/35	875	864
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,077
7.875% 2/1/09 (i)	1,200	1,315
Plains Exploration & Production Co. 8.75% 7/1/12	720	788
Range Resources Corp. 7.375% 7/15/13	540	554
Ship Finance International Ltd. 8.5% 12/15/13	1,295	1,243
Stone Energy Corp. 6.75% 12/15/14	80	76
Teekay Shipping Corp. 8.875% 7/15/11	715	808
The Coastal Corp.:
6.5% 5/15/06	195	197
6.5% 6/1/08	1,115	1,084
7.5% 8/15/06	1,230	1,258
7.625% 9/1/08	310	311
7.75% 6/15/10	770	765
Vintage Petroleum, Inc. 8.25% 5/1/12	405	439
Williams Companies, Inc.:
7.125% 9/1/11	1,190	1,273
7.5% 1/15/31	110	115
7.625% 7/15/19	385	420
		21,041
TOTAL ENERGY		24,104
FINANCIALS - 2.1%
Capital Markets - 0.5%
Equinox Holdings Ltd. 9% 12/15/09	60	61
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,594
Lazard LLC 7.125% 5/15/15 (e)	900	908
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,223
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
3.875% 1/15/09	$ 2,500	$ 2,462
6.6% 4/1/12	900	996
		8,244
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,099
7.4% 1/15/11	780	891
Korea Development Bank 3.875% 3/2/09	1,000	980
Wachovia Bank NA 4.875% 2/1/15	445	451
Wachovia Corp. 4.875% 2/15/14	120	122
		3,543
Consumer Finance - 0.4%
Capital One Bank 5% 6/15/09	750	761
Ford Motor Credit Co. 7.375% 2/1/11	1,250	1,191
General Motors Acceptance Corp. 5.11% 12/1/14 (i)	890	722
Household Finance Corp. 4.125% 11/16/09	1,250	1,234
Household International, Inc. 8.875% 2/15/08	850	878
MBNA Corp.:
6.25% 1/17/07	770	793
7.5% 3/15/12	325	371
		5,950
Diversified Financial Services - 0.3%
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,035
JPMorgan Chase & Co. 6.75% 2/1/11	2,170	2,405
Prime Property Funding II, Inc. 5.125% 6/1/15	755	753
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (i)	140	146
		4,339
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (e)	490	541
Provident Companies, Inc.:
7% 7/15/18	40	40
7.25% 3/15/28	55	54
UnumProvident Corp.:
6.75% 12/15/28	285	266
7.625% 3/1/11	220	234
		1,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.5%
Archstone Smith Operating Trust 5.25% 5/1/15	$ 500	$ 507
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,543
Developers Diversified Realty Corp.:
5% 5/3/10	525	528
5.25% 4/15/11	305	309
EOP Operating LP:
4.65% 10/1/10	750	746
7% 7/15/11	1,250	1,395
Senior Housing Properties Trust 8.625% 1/15/12	770	843
Simon Property Group LP 5.625% 8/15/14	975	1,011
		6,882
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	715	689
Independence Community Bank Corp. 3.75% 4/1/14 (i)	475	457
Washington Mutual, Inc.:
4.375% 1/15/08	530	531
4.625% 4/1/14	545	531
		2,208
TOTAL FINANCIALS		32,301
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	240	238
AmerisourceBergen Corp. 8.125% 9/1/08	130	140
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	220	231
Community Health Systems, Inc. 6.5% 12/15/12	280	276
DaVita, Inc.:
6.625% 3/15/13 (e)	380	386
7.25% 3/15/15 (e)	830	830
HCA, Inc. 6.375% 1/15/15	300	306
HealthSouth Corp.:
7.625% 6/1/12	105	100
10.75% 10/1/08	130	134
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	640	683
Psychiatric Solutions, Inc. 10.625% 6/15/13	156	172
Tenet Healthcare Corp.:
7.375% 2/1/13	850	822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 265	$ 284
U.S. Oncology, Inc. 9% 8/15/12	275	294
		4,896
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	175	152
TOTAL HEALTH CARE		5,048
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	165	167
8.875% 5/1/11	390	398
Bombardier, Inc.:
6.3% 5/1/14 (e)	780	686
7.45% 5/1/34 (e)	260	217
		1,468
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	360	336
6.978% 10/1/12	165	169
7.024% 4/15/11	475	490
7.377% 5/23/19	424	284
7.379% 5/23/16	254	173
7.8% 4/1/08	325	296
8.608% 10/1/12	405	369
10.18% 1/2/13	185	126
Continental Airlines, Inc. 8% 12/15/05	4,320	4,234
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	164	126
7.373% 6/15/17	780	632
7.568% 12/1/06	100	80
8.312% 10/2/12	194	145
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	35	23
9.5% 11/18/08 (e)	394	323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 4	$ 2
7.57% 11/18/10	555	524
7.711% 9/18/11	75	38
7.779% 11/18/05	27	22
7.779% 1/2/12	521	224
7.92% 5/18/12	1,180	566
10.06% 1/2/16	130	65
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	708
10.5% 4/1/09	386	270
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	228	135
7.626% 4/1/10	299	209
7.691% 4/1/17	24	18
7.95% 9/1/16	26	20
8.304% 9/1/10	136	102
NWA Trust 10.23% 6/21/14	127	108
		10,817
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14	310	285
Mueller Group, Inc. 7.96% 11/1/11 (i)	370	377
Nortek, Inc. 8.5% 9/1/14	350	317
		979
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	190	177
8.5% 12/1/08	1,023	1,066
United Rentals North America, Inc. 7% 2/15/14	70	67
		1,310
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	280	304
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	510	597
		901
Machinery - 0.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	180	177
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Invensys PLC 9.875% 3/15/11 (e)	$ 845	$ 811
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	125	103
		1,091
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (e)	425	439
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	120	94
OMI Corp. 7.625% 12/1/13	175	175
		708
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,101
9.5% 10/1/08	70	76
TFM SA de CV yankee 10.25% 6/15/07	730	777
		1,954
TOTAL INDUSTRIALS		19,228
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	421
Lucent Technologies, Inc.:
6.45% 3/15/29	270	234
6.5% 1/15/28	70	60
Nortel Networks Corp. 6.125% 2/15/06	680	682
		1,397
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	920	955
Flextronics International Ltd. 6.25% 11/15/14	105	104
Sanmina-SCI Corp. 10.375% 1/15/10	340	374
		1,433
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	245	218
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.:
7.125% 6/15/10	$ 405	$ 431
7.625% 6/15/13	385	419
		1,581
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc.:
7.75% 5/15/13	85	69
9.25% 2/15/08	35	32
Freescale Semiconductor, Inc.:
5.8906% 7/15/09 (i)	350	362
6.875% 7/15/11	400	418
7.125% 7/15/14	360	380
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (e)(i)	30	28
6.875% 12/15/11 (e)	105	97
8% 12/15/14 (e)	110	95
Semiconductor Note Participation Trust 0% 8/4/11 (e)	480	696
		2,177
TOTAL INFORMATION TECHNOLOGY		6,806
MATERIALS - 0.9%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14	190	192
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	332	373
Berry Plastics Corp. 10.75% 7/15/12	270	294
Compass Minerals Group, Inc. 10% 8/15/11	550	600
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	90	61
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	535	591
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (e)(i)	320	337
11% 7/15/10 (e)	250	285
Lyondell Chemical Co.:
9.5% 12/15/08	825	877
9.625% 5/1/07	120	127
PolyOne Corp.:
8.875% 5/1/12	185	191
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp.: - continued
10.625% 5/15/10	$ 205	$ 222
The Scotts Co. 6.625% 11/15/13	230	233
		4,383
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (e)	915	888
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	150	153
Crown European Holdings SA 10.875% 3/1/13	380	439
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	220	221
7.75% 5/15/11	240	254
8.25% 5/15/13	410	442
8.75% 11/15/12	340	375
8.875% 2/15/09	240	256
Owens-Illinois, Inc.:
7.35% 5/15/08	130	135
8.1% 5/15/07	250	263
		2,538
Metals & Mining - 0.2%
California Steel Industries, Inc. 6.125% 3/15/14	245	232
Compass Minerals International, Inc. 0% 12/15/12 (c)	615	538
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	555	605
International Steel Group, Inc. 6.5% 4/15/14	415	403
Novelis, Inc. 7.25% 2/15/15 (e)	1,220	1,202
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	815	656
		3,636
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (e)	100	95
Georgia-Pacific Corp.:
8% 1/15/24	175	203
9.5% 12/1/11	700	840
Norske Skog Canada Ltd. 8.625% 6/15/11	370	374
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp.:
8.375% 7/1/12	$ 360	$ 357
9.75% 2/1/11	420	445
		2,314
TOTAL MATERIALS		13,759
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	500	612
BellSouth Capital Funding Corp. 7.875% 2/15/30	580	741
BellSouth Corp. 5.2% 9/15/14	285	293
British Telecommunications PLC 8.875% 12/15/30	1,250	1,740
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,000	1,359
France Telecom SA 8% 3/1/11 (d)	610	710
Koninklijke KPN NV yankee 8% 10/1/10	450	521
New Skies Satellites BV 8.5388% 11/1/11 (e)(i)	380	386
Qwest Communications International, Inc.:
7.5% 2/15/11 (e)	75	72
7.75% 2/15/14 (e)	360	347
Qwest Corp. 9.125% 3/15/12 (e)	365	396
Qwest Services Corp. 14% 12/15/10 (e)(i)	2,945	3,343
SBC Communications, Inc.:
6.15% 9/15/34	750	801
6.45% 6/15/34	415	460
Sprint Capital Corp. 6.875% 11/15/28	850	964
Telecom Italia Capital:
4.95% 9/30/14 (e)	565	558
5.25% 11/15/13	1,300	1,316
Time Warner Telecom Holdings, Inc.:
9.25% 2/15/14	70	66
9.25% 2/15/14 (e)	50	48
Verizon Global Funding Corp.:
7.25% 12/1/10	670	755
7.75% 12/1/30	600	766
		16,254
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	500	489
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	296
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	$ 390	$ 441
10.75% 8/1/11	190	201
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	311	344
Inmarsat Finance PLC 7.625% 6/30/12	190	198
Intelsat Ltd.:
6.5% 11/1/13	360	283
7.625% 4/15/12	415	352
7.805% 1/15/12 (e)(i)	340	344
Millicom International Cellular SA 10% 12/1/13	400	388
Nextel Partners, Inc. 8.125% 7/1/11	130	141
Rogers Communications, Inc.:
6.135% 12/15/10 (i)	220	229
6.375% 3/1/14	595	592
7.25% 12/15/12	140	149
7.5% 3/15/15	350	372
8% 12/15/12	160	170
9.625% 5/1/11	390	452
Western Wireless Corp. 9.25% 7/15/13	480	546
		5,987
TOTAL TELECOMMUNICATION SERVICES		22,241
UTILITIES - 1.4%
Electric Utilities - 0.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	843
Duke Capital LLC:
4.37% 3/1/09	100	99
6.75% 2/15/32	570	639
Exelon Corp. 6.75% 5/1/11	560	622
FirstEnergy Corp.:
6.45% 11/15/11	515	560
7.375% 11/15/31	315	382
Nevada Power Co.:
5.875% 1/15/15 (e)	130	128
10.875% 10/15/09	110	123
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	707
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,489
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.:
6.75% 12/15/14	$ 170	$ 153
9.25% 7/15/10	220	232
Sierra Pacific Power Co. 6.25% 4/15/12	120	122
Southern California Edison Co. 7.625% 1/15/10	480	541
TECO Energy, Inc. 6.125% 5/1/07	290	295
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	290	299
TXU Energy Co. LLC 7% 3/15/13	1,235	1,363
		8,597
Gas Utilities - 0.2%
Northwest Pipeline Corp. 8.125% 3/1/10	170	181
Sonat, Inc.:
6.75% 10/1/07	115	114
7.625% 7/15/11	80	79
Southern Natural Gas Co. 8.875% 3/15/10	220	238
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,698
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	496
		2,806
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
8.75% 6/15/08	19	20
8.75% 5/15/13 (e)	670	745
8.875% 2/15/11	187	206
9% 5/15/15 (e)	510	569
9.375% 9/15/10	468	523
9.5% 6/1/09	1,117	1,238
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	155	168
Calpine Corp. 8.8906% 7/15/07 (e)(i)	418	326
Constellation Energy Group, Inc. 7% 4/1/12	770	867
NRG Energy, Inc. 8% 12/15/13 (e)	497	524
		5,186
Multi-Utilities - 0.3%
CMS Energy Corp.:
7.5% 1/15/09	430	445
7.75% 8/1/10	315	330
8.5% 4/15/11	500	541
8.9% 7/15/08	1,060	1,134
9.875% 10/15/07	1,030	1,116
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc. 6.25% 6/30/12	$ 930	$ 1,011
Western Resources, Inc. 7.125% 8/1/09	120	129
		4,706
TOTAL UTILITIES		21,295
TOTAL NONCONVERTIBLE BONDS (Cost $176,565)		182,734
U.S. Government and Government Agency Obligations - 11.8%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.5% 6/15/06	3,595	3,552
3.25% 1/15/08	1,839	1,814
3.25% 8/15/08	560	549
3.25% 2/15/09	1,684	1,643
3.375% 12/15/08	190	186
5.5% 3/15/11	5,685	6,078
6% 5/15/11	13,910	15,250
6.25% 2/1/11	7,310	7,987
Freddie Mac:
4% 6/12/13	2,342	2,270
5.75% 1/15/12	2,360	2,577
5.875% 3/21/11	5,505	5,935
6.625% 9/15/09	2,160	2,383
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	99	101
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	64	65
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,391	2,561
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		52,951
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	5,126	5,626
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 5,100	$ 5,002
2% 1/15/14	18,303	18,940
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		29,568
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds 6.25% 5/15/30	12,680	16,223
U.S. Treasury Notes:
3.625% 4/30/07	55,117	55,143
4.25% 8/15/13	7,626	7,797
4.75% 5/15/14	10,435	11,028
6.5% 2/15/10	3,500	3,910
TOTAL U.S. TREASURY OBLIGATIONS		94,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $173,570)		176,620
U.S. Government Agency - Mortgage Securities - 10.7%

Fannie Mae - 9.9%
3.737% 1/1/35 (i)	131	130
3.793% 6/1/34 (i)	391	387
3.827% 12/1/34 (i)	23	22
3.83% 1/1/35 (i)	94	93
3.836% 6/1/33 (i)	64	63
3.84% 1/1/35 (i)	262	262
3.87% 1/1/35 (i)	145	145
3.913% 12/1/34 (i)	72	72
3.941% 10/1/34 (i)	110	110
3.98% 1/1/35 (i)	114	113
3.984% 5/1/33 (i)	32	32
3.987% 12/1/34 (i)	115	115
4% 6/1/20 (f)	4,000	3,909
4% 1/1/35 (i)	70	69
4.017% 12/1/34 (i)	615	618
4.021% 12/1/34 (i)	95	95
4.023% 2/1/35 (i)	73	73
4.029% 1/1/35 (i)	48	48
4.037% 12/1/34 (i)	70	70
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.048% 1/1/35 (i)	$ 72	$ 71
4.052% 2/1/35 (i)	71	70
4.055% 10/1/18 (i)	100	100
4.057% 5/1/34 (i)	32	32
4.072% 12/1/34 (i)	169	169
4.079% 4/1/33 (i)	30	30
4.105% 1/1/35 (i)	165	165
4.115% 2/1/35 (i)	48	48
4.118% 1/1/35 (i)	170	171
4.118% 2/1/35 (i)	48	48
4.12% 2/1/35 (i)	147	147
4.127% 1/1/35 (i)	165	166
4.128% 2/1/35 (i)	312	313
4.144% 1/1/35 (i)	242	243
4.145% 2/1/35 (i)	190	191
4.151% 1/1/35 (i)	287	288
4.162% 2/1/35 (i)	168	169
4.17% 11/1/34 (i)	161	161
4.197% 1/1/35 (i)	146	147
4.2% 1/1/35 (i)	337	340
4.202% 1/1/35 (i)	168	168
4.23% 11/1/34 (i)	37	37
4.232% 3/1/34 (i)	81	81
4.25% 2/1/35 (i)	99	99
4.269% 10/1/34 (i)	253	255
4.293% 3/1/35 (i)	94	95
4.305% 8/1/33 (i)	200	202
4.305% 7/1/34 (i)	81	82
4.318% 3/1/33 (i)	49	49
4.319% 5/1/35 (i)	140	141
4.324% 12/1/34 (i)	49	49
4.349% 2/1/35 (i)	70	71
4.351% 1/1/35 (i)	97	97
4.357% 1/1/35 (i)	99	100
4.368% 2/1/34 (i)	230	230
4.4% 2/1/35 (i)	148	147
4.455% 3/1/35 (i)	125	126
4.484% 10/1/34 (i)	521	528
4.493% 8/1/34 (i)	307	308
4.499% 3/1/35 (i)	272	275
4.5% 6/1/20 (f)	12,450	12,392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.5% 7/1/33 to 4/1/35	$ 14,673	$ 14,326
4.5% 5/1/35 (i)	100	101
4.53% 3/1/35 (i)	249	250
4.549% 8/1/34 (i)	203	205
4.572% 2/1/35 (i)	649	658
4.587% 2/1/35 (i)	809	815
4.625% 2/1/35 (i)	279	281
4.639% 2/1/35 (i)	72	73
4.67% 11/1/34 (i)	326	329
4.694% 11/1/34 (i)	330	333
4.725% 3/1/35 (i)	835	850
4.742% 3/1/35 (i)	149	151
4.748% 7/1/34 (i)	298	299
4.815% 8/1/32 (i)	150	153
5% 12/1/16 to 7/1/18	14,774	14,962
5% 6/1/20 (f)	398	403
5% 6/1/35 (f)	21,640	21,620
5.5% 2/1/11 to 9/1/28	11,176	11,479
5.5% 6/1/35 (f)	33,208	33,675
6% 3/1/13 to 3/1/33	8,116	8,368
6.5% 4/1/11 to 9/1/32	11,224	11,698
7% 12/1/23 to 4/1/29	133	141
7.5% 6/1/25 to 4/1/29	2,171	2,333
TOTAL FANNIE MAE		148,530
Freddie Mac - 0.3%
4.232% 1/1/35 (i)	465	465
4.307% 3/1/35 (i)	141	142
4.307% 5/1/35 (i)	250	251
4.314% 12/1/34 (i)	147	147
4.37% 3/1/35 (i)	174	174
4.401% 2/1/35 (i)	248	247
4.434% 2/1/35 (i)	298	299
4.441% 2/1/34 (i)	164	164
4.444% 3/1/35 (i)	125	125
4.491% 3/1/35 (i)	347	347
4.497% 6/1/35 (i)	200	202
4.504% 3/1/35 (i)	150	150
4.564% 2/1/35 (i)	198	200
5.034% 4/1/35 (i)	800	813
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.098% 8/1/33 (i)	$ 66	$ 67
6% 5/1/33	1,258	1,295
TOTAL FREDDIE MAC		5,088
Government National Mortgage Association - 0.5%
6.5% 10/15/27 to 7/15/34	1,812	1,905
7% 12/15/25 to 12/15/32	1,698	1,800
7.5% 2/15/23 to 12/15/28	2,476	2,662
8% 11/15/21 to 12/15/26	567	614
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $157,937)		160,599
Asset-Backed Securities - 1.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.59% 2/25/34 (i)	200	200
Class M2, 4.19% 2/25/34 (i)	225	225
Series 2005-SD1 Class A1, 3.49% 11/25/50 (i)	259	259
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (e)	800	797
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.52% 4/25/34 (i)	115	115
Class M2, 3.57% 4/25/34 (i)	100	100
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.19% 1/25/32 (i)	132	132
Argent Securities, Inc. Series 2004-W5 Class M1, 3.69% 4/25/34 (i)	360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 3.64% 4/25/34 (i)	560	563
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.89% 7/15/11 (i)	585	595
Series 2004-6 Class B, 4.15% 7/16/12	730	727
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (i)	1,250	1,265
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.59% 5/25/34 (i)	475	476
Series 2004-3 Class M1, 3.59% 6/25/34 (i)	125	125
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 3.46% 8/25/34 (i)	$ 273	$ 274
Class M1, 3.57% 7/25/34 (i)	325	326
Class M2, 3.62% 6/25/34 (i)	400	401
Series 2005-1:
Class MV1, 3.49% 7/25/35 (i)	270	270
Class MV2, 3.53% 7/25/35 (i)	320	320
Class MV3, 3.57% 7/25/35 (i)	135	135
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (e)(f)	460	462
Class C, 5.074% 6/15/35 (e)(f)	417	419
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,080
Series 2003-4 Class B1, 3.42% 5/16/11 (i)	770	774
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.64% 3/25/34 (i)	25	25
Class M4, 3.99% 3/25/34 (i)	25	25
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.64% 1/25/34 (i)	425	427
Class M2, 4.24% 1/25/34 (i)	475	481
Series 2005-A:
Class M1, 3.52% 1/25/35 (i)	150	150
Class M2, 3.55% 1/25/35 (i)	200	200
Class M3, 3.58% 1/25/35 (i)	100	100
Class M4, 3.77% 1/25/35 (i)	75	75
GSAMP Trust Series 2004-FM2 Class M1, 3.59% 1/25/34 (i)	250	250
Home Equity Asset Trust Series 2002-4 Class M2, 5.14% 3/25/33 (i)	175	178
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.59% 7/25/34 (i)	200	200
Class M2, 3.64% 7/25/34 (i)	25	25
Class M3, 4.04% 7/25/34 (i)	75	75
Class M4, 4.19% 7/25/34 (i)	50	50
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.99% 5/25/33 (i)	150	152
Series 2003-NC5 Class M2, 5.09% 4/25/33 (i)	250	253
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 4.14% 11/25/32 (i)	235	237
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	$ 350	$ 96
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.61% 1/25/35 (i)	350	351
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,940	2,966
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (i)	110	110
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,415	1,410
TOTAL ASSET-BACKED SECURITIES (Cost $21,085)		21,236
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.8%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.42% 5/25/35 (i)	577	578
Series 2005-2 Class 6A2, 3.37% 6/25/35 (i)	298	299
Series 2005-3 Class 8A2, 3.33% 7/25/35 (i)	1,451	1,458
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.37% 1/25/35 (i)	928	928
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.46% 4/25/34 (i)	242	242
Impac CMB Trust floater Series 2005-1:
Class M1, 3.55% 4/25/35 (i)	287	287
Class M2, 3.59% 4/25/35 (i)	517	517
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	137	139
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 3.7225% 6/25/30 (i)	990	990
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	143	146
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (i)	681	681
Series 2005-2 Class A2, 3.36% 3/20/35 (i)	929	929
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (i)	1,775	1,775
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (i)	1,265	1,256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR4 Class 2A2, 4.5379% 4/25/35 (i)	$ 1,035	$ 1,033
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (i)	594	594
TOTAL PRIVATE SPONSOR		11,852
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	1,795	1,796
4.5% 7/25/18	785	779
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,597
Series 2885 Class PC, 4.5% 3/15/18	765	767
TOTAL U.S. GOVERNMENT AGENCY		5,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,794)		17,791
Commercial Mortgage Securities - 1.7%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.45% 4/25/34 (e)(i)	602	601
Class B, 4.99% 4/25/34 (e)(i)	86	86
Class M1, 3.65% 4/25/34 (e)(i)	86	86
Class M2, 4.29% 4/25/34 (e)(i)	86	87
Series 2004-3:
Class A1, 3.46% 1/25/35 (e)(i)	583	584
Class A2, 3.51% 1/25/35 (e)(i)	97	97
Class M1, 3.59% 1/25/35 (e)(i)	97	97
Class M2, 4.09% 1/25/35 (e)(i)	49	49
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8499% 8/1/24 (e)(i)	328	280
COMM:
floater:
Series 2002-FL7 Class D, 3.66% 11/15/14 (e)(i)	225	225
Series 2003-FL9 Class B, 3.59% 11/15/15 (e)(i)	321	322
Series 2004-LBN2 Class X2, 1.2403% 3/10/39 (e)(i)(j)	1,532	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 1,250	$ 1,375
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,124
Series 2004-C1 Class A3, 4.321% 1/15/37	475	471
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,510
Series 2004-C1 Class ASP, 1.1076% 1/15/37 (e)(i)(j)	7,302	277
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,973
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,238	1,361
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	630	699
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	712
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	635	671
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,623
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	700	656
Class C, 4.13% 11/20/37 (e)	700	630
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	499
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (e)(i)(j)	5,945	312
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,500	4,747
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	814
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,906)		25,028
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	865	992
Israeli State 4.625% 6/15/13	165	163
Korean Republic 4.875% 9/22/14	245	246
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
United Mexican States:
5.875% 1/15/14	$ 300	$ 312
6.375% 1/16/13	700	749
6.75% 9/27/34	1,475	1,558
7.5% 4/8/33	1,300	1,491
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,039)		5,511
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (i) (Cost $1,345)	1,340	1,377
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 3.05% (b) (Cost $118,943)	118,943,388	118,943
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,461,397)		1,566,978
NET OTHER ASSETS - (4.4)%		(66,570)
NET ASSETS - 100%		$ 1,500,408
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (h)

	June 2010	$ 10,000	$ (73)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2010	1,500	(3)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (h)	June 2015	7,500	(99)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	1,500	(10)
TOTAL CREDIT DEFAULT SWAP		20,500	(185)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	11,000	(30)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	22
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	54
TOTAL INTEREST RATE SWAP		14,000	46
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap

Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America

	March 2006	$ 1,500	$ 0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	1,500	24
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	7,150	76
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	2,850	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	2,850	26
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	2,425	0
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	2,425	22
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America

	Nov. 2005	$ 1,500	$ 18
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	1,500	38
TOTAL TOTAL RETURN SWAP		23,700	204
		$ 58,200	$ 65
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,368,000 or 2.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	23.0%
AAA,AA,A	5.4%
BBB	4.0%
BB	2.0%
B	3.2%
CCC,CC,C	1.4%
Not Rated	0.4%
Equities	57.1%
Short-Term Investments and Net Other Assets	3.5%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $13,254,000 of which $3,276,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,461,397) - See accompanying schedule		$ 1,566,978
Cash		68
Receivable for investments sold		14,943
Receivable for fund shares sold		1,119
Dividends receivable		1,238
Interest receivable		6,185
Swap agreements, at value		65
Prepaid expenses		4
Other affiliated receivables		17
Other receivables		142
Total assets		1,590,759

Liabilities
Payable for investments purchased Regular delivery	$ 7,523
Delayed delivery	72,016
Payable for fund shares redeemed	9,133
Accrued management fee	533
Distribution fees payable	664
Other affiliated payables	436
Other payables and accrued expenses	46
Total liabilities		90,351

Net Assets		$ 1,500,408
Net Assets consist of:
Paid in capital		$ 1,372,010
Undistributed net investment income		7,865
Accumulated undistributed net realized gain (loss) on investments		14,607
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		105,926
Net Assets		$ 1,500,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,547 ÷ 9,568 shares)	$ 15.84

Maximum offering price per share (100/94.25 of $15.84)	$ 16.81
Class T: Net Asset Value and redemption price per share ($1,139,747 ÷ 71,608 shares)	$ 15.92

Maximum offering price per share (100/96.50 of $15.92)	$ 16.50
Class B: Net Asset Value and offering price per share ($109,564 ÷ 6,944 shares)A	$ 15.78

Class C: Net Asset Value and offering price per share ($73,037 ÷ 4,629 shares)A	$ 15.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,513 ÷ 1,656 shares)	$ 16.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 9,434
Interest		16,857
Security lending		8
Total income		26,299

Expenses
Management fee	$ 3,344
Transfer agent fees	2,012
Distribution fees	4,191
Accounting and security lending fees	334
Independent trustees' compensation	4
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	27
Registration fees	54
Audit	35
Legal	9
Miscellaneous	53
Total expenses before reductions	10,065
Expense reductions	(55)	10,010
Net investment income (loss)		16,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	33,576
Swap agreements	(53)
Total net realized gain (loss)		33,523
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,815)
Swap agreements	554
Total change in net unrealized appreciation (depreciation)		(49,261)
Net gain (loss)		(15,738)
Net increase (decrease) in net assets resulting from operations		$ 551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,289	$ 35,147
Net realized gain (loss)	33,523	43,479
Change in net unrealized appreciation (depreciation)	(49,261)	20,191
Net increase (decrease) in net assets resulting from operations	551	98,817
Distributions to shareholders from net investment income	(19,737)	(33,276)
Share transactions - net increase (decrease)	(135,428)	(134,734)
Total increase (decrease) in net assets	(154,614)	(69,193)

Net Assets
Beginning of period	1,655,022	1,724,215
End of period (including undistributed net investment income of $7,865 and undistributed net investment income of $11,313, respectively)	$ 1,500,408	$ 1,655,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.19	.37 F	.34	.38	.43	.49
Net realized and unrealized gain (loss)	(.17)	.59	1.33	(1.30)	(.62)	(1.29)
Total from investment operations	.02	.96	1.67	(.92)	(.19)	(.80)
Distributions from net investment income	(.22)	(.36)	(.34)	(.38)	(.49)	(.48)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.22)	(.36)	(.34)	(.38)	(.95)	(1.29)
Net asset value, end of period	$ 15.84	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Total Return B, C, D	.11%	6.28%	12.04%	(6.04)%	(1.18)%	(4.67)%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	.98%	.96%	.96%	.94%	.93%
Expenses net of voluntary waivers, if any	.98% A	.98%	.96%	.96%	.94%	.93%
Expenses net of all reductions	.97% A	.97%	.95%	.94%	.93%	.91%
Net investment income (loss)	2.35% A	2.35%	2.33%	2.65%	2.77%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 152	$ 149	$ 131	$ 120	$ 105	$ 66
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58	$ 18.67
Income from Investment Operations
Net investment income (loss) E	.17	.33 F	.30	.35	.39	.45
Net realized and unrealized gain (loss)	(.17)	.60	1.33	(1.31)	(.61)	(1.30)
Total from investment operations	-	.93	1.63	(.96)	(.22)	(.85)
Distributions from net investment income	(.20)	(.31)	(.30)	(.34)	(.43)	(.43)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.20)	(.31)	(.30)	(.34)	(.89)	(1.24)
Net asset value, end of period	$ 15.92	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Total Return B, C, D	(.01)%	6.05%	11.68%	(6.27)%	(1.37)%	(4.94)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.23% A	1.24%	1.22%	1.23%	1.20%	1.16%
Expenses net of voluntary waivers, if any	1.23% A	1.24%	1.22%	1.23%	1.20%	1.16%
Expenses net of all reductions	1.23% A	1.23%	1.21%	1.20%	1.19%	1.15%
Net investment income (loss)	2.09% A	2.08%	2.06%	2.38%	2.51%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,140	$ 1,278	$ 1,350	$ 1,319	$ 1,681	$ 2,021
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47	$ 18.54
Income from Investment Operations
Net investment income (loss) E	.12	.24 F	.22	.26	.30	.35
Net realized and unrealized gain (loss)	(.16)	.59	1.32	(1.30)	(.60)	(1.29)
Total from investment operations	(.04)	.83	1.54	(1.04)	(.30)	(.94)
Distributions from net investment income	(.16)	(.23)	(.22)	(.26)	(.35)	(.32)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.16)	(.23)	(.22)	(.26)	(.81)	(1.13)
Net asset value, end of period	$ 15.78	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Total Return B, C, D	(.29)%	5.43%	11.08%	(6.83)%	(1.89)%	(5.45)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.84%	1.79%	1.79%	1.75%	1.72%
Expenses net of voluntary waivers, if any	1.81% A	1.80%	1.79%	1.79%	1.75%	1.72%
Expenses net of all reductions	1.81% A	1.80%	1.78%	1.77%	1.74%	1.70%
Net investment income (loss)	1.51% A	1.52%	1.49%	1.82%	1.96%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 122	$ 128	$ 107	$ 121	$ 111
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47	$ 18.55
Income from Investment Operations
Net investment income (loss) E	.12	.24 F	.22	.26	.31	.35
Net realized and unrealized gain (loss)	(.16)	.60	1.32	(1.30)	(.61)	(1.29)
Total from investment operations	(.04)	.84	1.54	(1.04)	(.30)	(.94)
Distributions from net investment income	(.16)	(.23)	(.22)	(.26)	(.36)	(.33)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.16)	(.23)	(.22)	(.26)	(.82)	(1.14)
Net asset value, end of period	$ 15.78	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Total Return B, C, D	(.29)%	5.50%	11.09%	(6.83)%	(1.89)%	(5.45)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	1.80%	1.78%	1.78%	1.72%	1.69%
Expenses net of voluntary waivers, if any	1.79% A	1.80%	1.78%	1.78%	1.72%	1.69%
Expenses net of all reductions	1.79% A	1.80%	1.77%	1.76%	1.71%	1.68%
Net investment income (loss)	1.53% A	1.52%	1.51%	1.83%	1.98%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 79	$ 77	$ 61	$ 61	$ 54
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69	$ 18.77
Income from Investment Operations
Net investment income (loss) D	.21	.41 E	.38	.43	.48	.57
Net realized and unrealized gain (loss)	(.17)	.60	1.34	(1.31)	(.63)	(1.32)
Total from investment operations	.04	1.01	1.72	(.88)	(.15)	(.75)
Distributions from net investment income	(.24)	(.39)	(.38)	(.42)	(.53)	(.52)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.24)	(.39)	(.38)	(.42)	(.99)	(1.33)
Net asset value, end of period	$ 16.01	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Total Return B, C	.24%	6.55%	12.31%	(5.73)%	(.92)%	(4.37)%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.74%	.70%	.69%	.67%	.63%
Expenses net of voluntary waivers, if any	.72% A	.74%	.70%	.69%	.67%	.63%
Expenses net of all reductions	.72% A	.73%	.68%	.67%	.65%	.61%
Net investment income (loss)	2.61% A	2.59%	2.59%	2.92%	3.04%	3.10%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 28	$ 39	$ 55	$ 53	$ 46
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 157,942
Unrealized depreciation	(51,958)
Net unrealized appreciation (depreciation)	$ 105,984
Cost for federal income tax purposes	$ 1,460,994

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $146,395 and $212,484, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 185	$ -
Class T	.25%	.25%	3,036	31
Class B	.75%	.25%	586	440
Class C	.75%	.25%	384	40
			$ 4,191	$ 511

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	26
Class B*	139
Class C*	4
$ 196

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 177	.24*
Class T	1,480	.24*
Class B	204	.35*
Class C	119	.31*
Institutional Class	32	.23*
	$ 2,012

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,778 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.80% -1.85%*	$ 12
Class C	1.80% -1.85%*	1
		$ 13

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $37 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
Class C	1
$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 2,038	$ 3,166
Class T	15,375	26,196
Class B	1,161	1,875
Class C	755	1,173
Institutional Class	408	866
Total	$ 19,737	$ 33,276

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31,2005	Year ended November 30, 2004
Class A
Shares sold	1,825	3,108	$ 29,159	$ 48,852
Reinvestment of distributions	123	196	1,978	3,085
Shares redeemed	(1,642)	(2,516)	(26,345)	(39,763)
Net increase (decrease)	306	788	$ 4,792	$ 12,174
Class T
Shares sold	4,630	12,704	$ 74,586	$ 201,298
Reinvestment of distributions	909	1,571	14,652	24,886
Shares redeemed	(13,192)	(22,085)	(212,527)	(349,689)
Net increase (decrease)	(7,653)	(7,810)	$ (123,289)	$ (123,505)
Class B
Shares sold	565	1,330	$ 9,019	$ 20,937
Reinvestment of distributions	64	105	1,022	1,646
Shares redeemed	(1,320)	(2,106)	(21,045)	(33,071)
Net increase (decrease)	(691)	(671)	$ (11,004)	$ (10,488)
Class C
Shares sold	446	1,309	$ 7,110	$ 20,595
Reinvestment of distributions	40	63	645	989
Shares redeemed	(808)	(1,431)	(12,900)	(22,447)
Net increase (decrease)	(322)	(59)	$ (5,145)	$ (863)
Institutional Class
Shares sold	116	363	$ 1,897	$ 5,780
Reinvestment of distributions	25	53	399	851
Shares redeemed	(190)	(1,185)	(3,078)	(18,683)
Net increase (decrease)	(49)	(769)	$ (782)	$ (12,052)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-USAN-0705
1.786777.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Balanced Fund -

Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,001.10	$ 4.89
HypotheticalA	$ 1,000.00	$ 1,020.04	$ 4.94
Class T
Actual	$ 1,000.00	$ 999.90	$ 6.13
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.19
Class B
Actual	$ 1,000.00	$ 997.10	$ 9.01
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.10
Class C
Actual	$ 1,000.00	$ 997.10	$ 8.91
HypotheticalA	$ 1,000.00	$ 1,016.01	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,002.40	$ 3.59
HypotheticalA	$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.98%
Class T	1.23%
Class B	1.81%
Class C	1.79%
Institutional Class	.72%

Semiannual Report

Investment Changes

Top Five Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	7.2	5.1
Omnicom Group, Inc.	4.9	4.4
BellSouth Corp.	3.5	3.2
Verizon Communications, Inc.	2.9	3.1
Wells Fargo & Co.	2.8	3.4
	21.3
Top Five Bond Issuers as of May 31, 2005
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.5	10.6
U.S. Treasury Obligations	8.3	7.1
Freddie Mac	1.6	1.1
Government National Mortgage Association	0.5	0.5
CS First Boston Mortgage Securities Corp.	0.4	0.4
	23.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.6	15.5
Financials	14.0	16.5
Consumer Staples	9.2	8.9
Telecommunication Services	9.2	9.2
Industrials	4.5	4.1
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 57.1%		Stocks 56.0%
	Bonds 42.4%		Bonds 37.4%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 6.5%
* Foreign investments	3.6%	** Foreign investments	4.9%

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 57.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.4%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	110,900	5,867
Media - 14.7%
E.W. Scripps Co. Class A	424,540	21,694
EchoStar Communications Corp. Class A	3,717,019	108,652
Harte-Hanks, Inc.	146,200	4,282
News Corp. Class B	669,200	11,182
Omnicom Group, Inc.	904,250	74,049
The New York Times Co. Class A	15,100	474
Tribune Co.	15,100	546
		220,879
Multiline Retail - 1.7%
Kohl's Corp. (a)	525,300	25,577
Specialty Retail - 0.0%
Stage Stores, Inc. (a)	770	30
Staples, Inc.	15,200	327
		357
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	121,400	4,559
Reebok International Ltd.	110,900	4,515
		9,074
TOTAL CONSUMER DISCRETIONARY		261,754
CONSUMER STAPLES - 8.8%
Beverages - 0.7%
The Coca-Cola Co.	226,300	10,100
Food & Staples Retailing - 4.2%
Costco Wholesale Corp.	309,000	14,035
Wal-Mart Stores, Inc.	694,500	32,801
Walgreen Co.	348,400	15,796
		62,632
Food Products - 0.0%
Campbell Soup Co.	25,400	788
ConAgra Foods, Inc.	10,200	267
		1,055
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 1.9%
Clorox Co.	5,100	$ 298
Colgate-Palmolive Co.	191,000	9,544
Kimberly-Clark Corp.	290,300	18,675
		28,517
Personal Products - 0.9%
Gillette Co.	259,600	13,691
Tobacco - 1.1%
Altria Group, Inc.	245,720	16,498
TOTAL CONSUMER STAPLES		132,493
ENERGY - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
BP PLC sponsored ADR	109,100	6,568
Exxon Mobil Corp.	629,468	35,376
Williams Companies, Inc.	12,300	226
		42,170
FINANCIALS - 11.9%
Capital Markets - 5.5%
Goldman Sachs Group, Inc.	171,600	16,731
Merrill Lynch & Co., Inc.	671,400	36,430
Morgan Stanley	368,500	18,042
Northern Trust Corp.	238,200	10,938
		82,141
Commercial Banks - 3.4%
SunTrust Banks, Inc.	120,000	8,833
Wells Fargo & Co.	709,900	42,885
		51,718
Consumer Finance - 0.7%
American Express Co.	186,600	10,048
Insurance - 2.3%
Allstate Corp.	67,300	3,917
American International Group, Inc.	342,725	19,038
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
PartnerRe Ltd.	50,800	$ 3,356
The St. Paul Travelers Companies, Inc.	218,198	8,265
		34,576
TOTAL FINANCIALS		178,483
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Abbott Laboratories	124,800	6,020
Pfizer, Inc.	323,250	9,019
Wyeth	56,100	2,433
		17,472
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	69,900	4,536
Northrop Grumman Corp.	137,400	7,656
		12,192
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	81,800	6,025
Airlines - 0.1%
America West Holding Corp. Class B (a)	156,700	878
Electrical Equipment - 0.1%
Roper Industries, Inc.	20,200	1,412
Industrial Conglomerates - 1.5%
General Electric Co.	607,100	22,147
Road & Rail - 0.3%
Union Pacific Corp.	74,800	5,009
TOTAL INDUSTRIALS		47,663
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	581,500	11,269
Lucent Technologies, Inc. warrants 12/10/07 (a)	87,386	61
		11,330
Computers & Peripherals - 0.3%
Diebold, Inc.	87,200	4,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Paychex, Inc.	196,581	$ 5,677
Software - 2.1%
Microsoft Corp.	1,221,400	31,512
TOTAL INFORMATION TECHNOLOGY		52,884
MATERIALS - 0.7%
Containers & Packaging - 0.7%
Smurfit-Stone Container Corp. (a)	931,517	10,126
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 7.6%
BellSouth Corp.	1,982,800	53,060
SBC Communications, Inc.	641,184	14,991
Telewest Global, Inc. (a)	109,547	2,291
Verizon Communications, Inc.	1,225,500	43,358
		113,700
TOTAL COMMON STOCKS (Cost $764,958)		856,745
Convertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	394
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $255)		394
Nonconvertible Bonds - 12.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
Delco Remy International, Inc. 9.375% 4/15/12	$ 415	316
Stoneridge, Inc. 11.5% 5/1/12	20	21
Tenneco Automotive, Inc. 8.625% 11/15/14	265	250
Visteon Corp. 7% 3/10/14	230	192
		779
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$ 215	$ 170
7.45% 7/16/31	1,465	1,225
General Motors Corp. 8.375% 7/15/33	1,950	1,494
		2,889
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15 (e)	200	205
Hotels, Restaurants & Leisure - 0.5%
Argosy Gaming Co. 7% 1/15/14	190	208
Carrols Corp. 9% 1/15/13 (e)	390	396
Friendly Ice Cream Corp. 8.375% 6/15/12	85	80
Gaylord Entertainment Co. 8% 11/15/13	160	165
Host Marriott LP 7.125% 11/1/13	130	134
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (e)	505	477
Mandalay Resort Group 6.5% 7/31/09	380	384
MGM MIRAGE:
5.875% 2/27/14	460	444
8.5% 9/15/10	385	424
9.75% 6/1/07	45	49
Morton's Restaurant Group, Inc. 7.5% 7/1/10	130	127
Penn National Gaming, Inc. 6.875% 12/1/11	480	490
Six Flags, Inc. 9.625% 6/1/14	310	271
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	630	657
Station Casinos, Inc. 6% 4/1/12	280	283
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	660	749
Uno Restaurant Corp. 10% 2/15/11 (e)	405	391
Vail Resorts, Inc. 6.75% 2/15/14	190	189
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (e)	90	93
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (e)	700	672
		6,683
Household Durables - 0.0%
Standard Pacific Corp. 9.25% 4/15/12	240	263
WCI Communities, Inc. 7.875% 10/1/13	200	199
		462
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 235	$ 244
Media - 1.3%
Advanstar Communications, Inc. 10.75% 8/15/10	200	214
AMC Entertainment, Inc. 9.875% 2/1/12	420	419
AOL Time Warner, Inc. 7.625% 4/15/31	500	624
Cablevision Systems Corp.:
7.88% 4/1/09 (i)	450	471
8% 4/15/12	430	443
CanWest Media, Inc. 8% 9/15/12 (e)	110	113
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (c)	420	272
9.625% 11/15/09	200	150
10% 4/1/09	160	124
10.25% 1/15/10	700	518
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	370	370
Corus Entertainment, Inc. 8.75% 3/1/12	780	839
Cox Communications, Inc. 7.125% 10/1/12	510	569
CSC Holdings, Inc.:
7.625% 4/1/11	1,598	1,670
7.625% 7/15/18	270	279
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	244
Dex Media, Inc.:
0% 11/15/13 (c)	105	81
8% 11/15/13	430	449
Houghton Mifflin Co. 9.875% 2/1/13	675	709
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	180	192
LBI Media Holdings, Inc. 0% 10/15/13 (c)	493	360
LBI Media, Inc. 10.125% 7/15/12	365	402
Liberty Media Corp.:
5.7% 5/15/13	595	552
7.875% 7/15/09	255	274
8.25% 2/1/30	800	780
News America Holdings, Inc. 7.75% 12/1/45	510	622
News America, Inc. 6.2% 12/15/34	990	1,024
Nexstar Broadcasting, Inc. 7% 1/15/14	250	229
Nextmedia Operating, Inc. 10.75% 7/1/11	370	400
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
PanAmSat Corp. 9% 8/15/14	$ 124	$ 134
PRIMEDIA, Inc. 7.625% 4/1/08	503	506
Radio One, Inc.:
6.375% 2/15/13 (e)	110	107
8.875% 7/1/11	1,215	1,300
Rogers Cable, Inc. 6.75% 3/15/15	570	573
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,589
Time Warner, Inc. 6.625% 5/15/29	655	728
Videotron Ltee 6.875% 1/15/14	520	520
		18,850
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	650	660
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	855	812
9% 6/15/12	160	163
Sonic Automotive, Inc. 8.625% 8/15/13	475	461
		1,436
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 7.73% 4/1/12 (e)(i)	280	260
TOTAL CONSUMER DISCRETIONARY		32,468
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.2%
Ahold Finance USA, Inc. 8.25% 7/15/10	695	752
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	310	322
Jean Coutu Group, Inc.:
7.625% 8/1/12	120	122
8.5% 8/1/14	300	292
NeighborCare, Inc. 6.875% 11/15/13	380	391
Stater Brothers Holdings, Inc. 6.51% 6/15/10 (i)	280	280
		2,159
Food Products - 0.2%
Dean Foods Co.:
6.9% 10/15/17	545	559
8.15% 8/1/07	325	344
Del Monte Corp. 6.75% 2/15/15 (e)	210	211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Doane Pet Care Co. 10.75% 3/1/10	$ 470	$ 496
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	495	478
Reddy Ice Group, Inc. 8.875% 8/1/11	70	78
Smithfield Foods, Inc. 7% 8/1/11	690	718
United Agriculture Products, Inc. 9% 12/15/11	117	119
		3,003
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	290	322
TOTAL CONSUMER STAPLES		5,484
ENERGY - 1.6%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc.:
9% 12/15/09	100	109
9.625% 12/1/07	370	415
Hanover Compressor Co.:
8.625% 12/15/10	110	113
9% 6/1/14	190	196
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	360	353
Petronas Capital Ltd. 7% 5/22/12 (e)	1,045	1,190
Pride International, Inc. 7.375% 7/15/14	190	204
Seabulk International, Inc. 9.5% 8/15/13	430	483
		3,063
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp.:
6.65% 8/15/11	445	484
7.125% 3/15/33	355	407
ANR Pipeline, Inc. 8.875% 3/15/10	180	194
Chesapeake Energy Corp.:
6.875% 1/15/16	554	576
7.5% 6/15/14	220	237
El Paso Corp.:
7% 5/15/11	1,120	1,085
7.875% 6/15/12	345	345
El Paso Energy Corp.:
6.95% 12/15/07	175	175
7.375% 12/15/12	256	249
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	730	799
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$ 385	$ 409
Enterprise Products Operating LP 5.75% 3/1/35 (e)	500	483
Forest Oil Corp. 8% 12/15/11	370	405
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	200	208
General Maritime Corp. 10% 3/15/13	555	602
Kerr-McGee Corp. 6.875% 9/15/11	70	74
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	220	221
5.8% 3/15/35	500	501
Nexen, Inc. 5.875% 3/10/35	875	864
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,077
7.875% 2/1/09 (i)	1,200	1,315
Plains Exploration & Production Co. 8.75% 7/1/12	720	788
Range Resources Corp. 7.375% 7/15/13	540	554
Ship Finance International Ltd. 8.5% 12/15/13	1,295	1,243
Stone Energy Corp. 6.75% 12/15/14	80	76
Teekay Shipping Corp. 8.875% 7/15/11	715	808
The Coastal Corp.:
6.5% 5/15/06	195	197
6.5% 6/1/08	1,115	1,084
7.5% 8/15/06	1,230	1,258
7.625% 9/1/08	310	311
7.75% 6/15/10	770	765
Vintage Petroleum, Inc. 8.25% 5/1/12	405	439
Williams Companies, Inc.:
7.125% 9/1/11	1,190	1,273
7.5% 1/15/31	110	115
7.625% 7/15/19	385	420
		21,041
TOTAL ENERGY		24,104
FINANCIALS - 2.1%
Capital Markets - 0.5%
Equinox Holdings Ltd. 9% 12/15/09	60	61
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,594
Lazard LLC 7.125% 5/15/15 (e)	900	908
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,223
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
3.875% 1/15/09	$ 2,500	$ 2,462
6.6% 4/1/12	900	996
		8,244
Commercial Banks - 0.2%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,099
7.4% 1/15/11	780	891
Korea Development Bank 3.875% 3/2/09	1,000	980
Wachovia Bank NA 4.875% 2/1/15	445	451
Wachovia Corp. 4.875% 2/15/14	120	122
		3,543
Consumer Finance - 0.4%
Capital One Bank 5% 6/15/09	750	761
Ford Motor Credit Co. 7.375% 2/1/11	1,250	1,191
General Motors Acceptance Corp. 5.11% 12/1/14 (i)	890	722
Household Finance Corp. 4.125% 11/16/09	1,250	1,234
Household International, Inc. 8.875% 2/15/08	850	878
MBNA Corp.:
6.25% 1/17/07	770	793
7.5% 3/15/12	325	371
		5,950
Diversified Financial Services - 0.3%
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,035
JPMorgan Chase & Co. 6.75% 2/1/11	2,170	2,405
Prime Property Funding II, Inc. 5.125% 6/1/15	755	753
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (i)	140	146
		4,339
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (e)	490	541
Provident Companies, Inc.:
7% 7/15/18	40	40
7.25% 3/15/28	55	54
UnumProvident Corp.:
6.75% 12/15/28	285	266
7.625% 3/1/11	220	234
		1,135
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.5%
Archstone Smith Operating Trust 5.25% 5/1/15	$ 500	$ 507
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,543
Developers Diversified Realty Corp.:
5% 5/3/10	525	528
5.25% 4/15/11	305	309
EOP Operating LP:
4.65% 10/1/10	750	746
7% 7/15/11	1,250	1,395
Senior Housing Properties Trust 8.625% 1/15/12	770	843
Simon Property Group LP 5.625% 8/15/14	975	1,011
		6,882
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	715	689
Independence Community Bank Corp. 3.75% 4/1/14 (i)	475	457
Washington Mutual, Inc.:
4.375% 1/15/08	530	531
4.625% 4/1/14	545	531
		2,208
TOTAL FINANCIALS		32,301
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	240	238
AmerisourceBergen Corp. 8.125% 9/1/08	130	140
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (e)	220	231
Community Health Systems, Inc. 6.5% 12/15/12	280	276
DaVita, Inc.:
6.625% 3/15/13 (e)	380	386
7.25% 3/15/15 (e)	830	830
HCA, Inc. 6.375% 1/15/15	300	306
HealthSouth Corp.:
7.625% 6/1/12	105	100
10.75% 10/1/08	130	134
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	640	683
Psychiatric Solutions, Inc. 10.625% 6/15/13	156	172
Tenet Healthcare Corp.:
7.375% 2/1/13	850	822
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp.: - continued
9.875% 7/1/14	$ 265	$ 284
U.S. Oncology, Inc. 9% 8/15/12	275	294
		4,896
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (e)	175	152
TOTAL HEALTH CARE		5,048
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	165	167
8.875% 5/1/11	390	398
Bombardier, Inc.:
6.3% 5/1/14 (e)	780	686
7.45% 5/1/34 (e)	260	217
		1,468
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	360	336
6.978% 10/1/12	165	169
7.024% 4/15/11	475	490
7.377% 5/23/19	424	284
7.379% 5/23/16	254	173
7.8% 4/1/08	325	296
8.608% 10/1/12	405	369
10.18% 1/2/13	185	126
Continental Airlines, Inc. 8% 12/15/05	4,320	4,234
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	164	126
7.373% 6/15/17	780	632
7.568% 12/1/06	100	80
8.312% 10/2/12	194	145
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	35	23
9.5% 11/18/08 (e)	394	323
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	$ 4	$ 2
7.57% 11/18/10	555	524
7.711% 9/18/11	75	38
7.779% 11/18/05	27	22
7.779% 1/2/12	521	224
7.92% 5/18/12	1,180	566
10.06% 1/2/16	130	65
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	708
10.5% 4/1/09	386	270
Northwest Airlines, Inc. pass thru trust certificates:
7.248% 7/2/14	228	135
7.626% 4/1/10	299	209
7.691% 4/1/17	24	18
7.95% 9/1/16	26	20
8.304% 9/1/10	136	102
NWA Trust 10.23% 6/21/14	127	108
		10,817
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14	310	285
Mueller Group, Inc. 7.96% 11/1/11 (i)	370	377
Nortek, Inc. 8.5% 9/1/14	350	317
		979
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	190	177
8.5% 12/1/08	1,023	1,066
United Rentals North America, Inc. 7% 2/15/14	70	67
		1,310
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	280	304
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (e)	510	597
		901
Machinery - 0.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	180	177
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
Invensys PLC 9.875% 3/15/11 (e)	$ 845	$ 811
Park-Ohio Industries, Inc. 8.375% 11/15/14 (e)	125	103
		1,091
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (e)	425	439
H-Lines Finance Holding Corp. 0% 4/1/13 (c)(e)	120	94
OMI Corp. 7.625% 12/1/13	175	175
		708
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,101
9.5% 10/1/08	70	76
TFM SA de CV yankee 10.25% 6/15/07	730	777
		1,954
TOTAL INDUSTRIALS		19,228
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	421
Lucent Technologies, Inc.:
6.45% 3/15/29	270	234
6.5% 1/15/28	70	60
Nortel Networks Corp. 6.125% 2/15/06	680	682
		1,397
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	920	955
Flextronics International Ltd. 6.25% 11/15/14	105	104
Sanmina-SCI Corp. 10.375% 1/15/10	340	374
		1,433
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	245	218
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	731
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.:
7.125% 6/15/10	$ 405	$ 431
7.625% 6/15/13	385	419
		1,581
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc.:
7.75% 5/15/13	85	69
9.25% 2/15/08	35	32
Freescale Semiconductor, Inc.:
5.8906% 7/15/09 (i)	350	362
6.875% 7/15/11	400	418
7.125% 7/15/14	360	380
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.26% 12/15/11 (e)(i)	30	28
6.875% 12/15/11 (e)	105	97
8% 12/15/14 (e)	110	95
Semiconductor Note Participation Trust 0% 8/4/11 (e)	480	696
		2,177
TOTAL INFORMATION TECHNOLOGY		6,806
MATERIALS - 0.9%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14	190	192
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	332	373
Berry Plastics Corp. 10.75% 7/15/12	270	294
Compass Minerals Group, Inc. 10% 8/15/11	550	600
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(e)	90	61
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	535	591
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (e)(i)	320	337
11% 7/15/10 (e)	250	285
Lyondell Chemical Co.:
9.5% 12/15/08	825	877
9.625% 5/1/07	120	127
PolyOne Corp.:
8.875% 5/1/12	185	191
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp.: - continued
10.625% 5/15/10	$ 205	$ 222
The Scotts Co. 6.625% 11/15/13	230	233
		4,383
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (e)	915	888
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	150	153
Crown European Holdings SA 10.875% 3/1/13	380	439
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	220	221
7.75% 5/15/11	240	254
8.25% 5/15/13	410	442
8.75% 11/15/12	340	375
8.875% 2/15/09	240	256
Owens-Illinois, Inc.:
7.35% 5/15/08	130	135
8.1% 5/15/07	250	263
		2,538
Metals & Mining - 0.2%
California Steel Industries, Inc. 6.125% 3/15/14	245	232
Compass Minerals International, Inc. 0% 12/15/12 (c)	615	538
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	555	605
International Steel Group, Inc. 6.5% 4/15/14	415	403
Novelis, Inc. 7.25% 2/15/15 (e)	1,220	1,202
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	815	656
		3,636
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (e)	100	95
Georgia-Pacific Corp.:
8% 1/15/24	175	203
9.5% 12/1/11	700	840
Norske Skog Canada Ltd. 8.625% 6/15/11	370	374
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp.:
8.375% 7/1/12	$ 360	$ 357
9.75% 2/1/11	420	445
		2,314
TOTAL MATERIALS		13,759
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Broadband Corp. 8.375% 3/15/13	500	612
BellSouth Capital Funding Corp. 7.875% 2/15/30	580	741
BellSouth Corp. 5.2% 9/15/14	285	293
British Telecommunications PLC 8.875% 12/15/30	1,250	1,740
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,000	1,359
France Telecom SA 8% 3/1/11 (d)	610	710
Koninklijke KPN NV yankee 8% 10/1/10	450	521
New Skies Satellites BV 8.5388% 11/1/11 (e)(i)	380	386
Qwest Communications International, Inc.:
7.5% 2/15/11 (e)	75	72
7.75% 2/15/14 (e)	360	347
Qwest Corp. 9.125% 3/15/12 (e)	365	396
Qwest Services Corp. 14% 12/15/10 (e)(i)	2,945	3,343
SBC Communications, Inc.:
6.15% 9/15/34	750	801
6.45% 6/15/34	415	460
Sprint Capital Corp. 6.875% 11/15/28	850	964
Telecom Italia Capital:
4.95% 9/30/14 (e)	565	558
5.25% 11/15/13	1,300	1,316
Time Warner Telecom Holdings, Inc.:
9.25% 2/15/14	70	66
9.25% 2/15/14 (e)	50	48
Verizon Global Funding Corp.:
7.25% 12/1/10	670	755
7.75% 12/1/30	600	766
		16,254
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	500	489
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	296
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	$ 390	$ 441
10.75% 8/1/11	190	201
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	311	344
Inmarsat Finance PLC 7.625% 6/30/12	190	198
Intelsat Ltd.:
6.5% 11/1/13	360	283
7.625% 4/15/12	415	352
7.805% 1/15/12 (e)(i)	340	344
Millicom International Cellular SA 10% 12/1/13	400	388
Nextel Partners, Inc. 8.125% 7/1/11	130	141
Rogers Communications, Inc.:
6.135% 12/15/10 (i)	220	229
6.375% 3/1/14	595	592
7.25% 12/15/12	140	149
7.5% 3/15/15	350	372
8% 12/15/12	160	170
9.625% 5/1/11	390	452
Western Wireless Corp. 9.25% 7/15/13	480	546
		5,987
TOTAL TELECOMMUNICATION SERVICES		22,241
UTILITIES - 1.4%
Electric Utilities - 0.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	843
Duke Capital LLC:
4.37% 3/1/09	100	99
6.75% 2/15/32	570	639
Exelon Corp. 6.75% 5/1/11	560	622
FirstEnergy Corp.:
6.45% 11/15/11	515	560
7.375% 11/15/31	315	382
Nevada Power Co.:
5.875% 1/15/15 (e)	130	128
10.875% 10/15/09	110	123
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	707
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,489
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.:
6.75% 12/15/14	$ 170	$ 153
9.25% 7/15/10	220	232
Sierra Pacific Power Co. 6.25% 4/15/12	120	122
Southern California Edison Co. 7.625% 1/15/10	480	541
TECO Energy, Inc. 6.125% 5/1/07	290	295
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (e)	290	299
TXU Energy Co. LLC 7% 3/15/13	1,235	1,363
		8,597
Gas Utilities - 0.2%
Northwest Pipeline Corp. 8.125% 3/1/10	170	181
Sonat, Inc.:
6.75% 10/1/07	115	114
7.625% 7/15/11	80	79
Southern Natural Gas Co. 8.875% 3/15/10	220	238
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,698
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	496
		2,806
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
8.75% 6/15/08	19	20
8.75% 5/15/13 (e)	670	745
8.875% 2/15/11	187	206
9% 5/15/15 (e)	510	569
9.375% 9/15/10	468	523
9.5% 6/1/09	1,117	1,238
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (e)	155	168
Calpine Corp. 8.8906% 7/15/07 (e)(i)	418	326
Constellation Energy Group, Inc. 7% 4/1/12	770	867
NRG Energy, Inc. 8% 12/15/13 (e)	497	524
		5,186
Multi-Utilities - 0.3%
CMS Energy Corp.:
7.5% 1/15/09	430	445
7.75% 8/1/10	315	330
8.5% 4/15/11	500	541
8.9% 7/15/08	1,060	1,134
9.875% 10/15/07	1,030	1,116
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc. 6.25% 6/30/12	$ 930	$ 1,011
Western Resources, Inc. 7.125% 8/1/09	120	129
		4,706
TOTAL UTILITIES		21,295
TOTAL NONCONVERTIBLE BONDS (Cost $176,565)		182,734
U.S. Government and Government Agency Obligations - 11.8%

U.S. Government Agency Obligations - 3.5%
Fannie Mae:
2.5% 6/15/06	3,595	3,552
3.25% 1/15/08	1,839	1,814
3.25% 8/15/08	560	549
3.25% 2/15/09	1,684	1,643
3.375% 12/15/08	190	186
5.5% 3/15/11	5,685	6,078
6% 5/15/11	13,910	15,250
6.25% 2/1/11	7,310	7,987
Freddie Mac:
4% 6/12/13	2,342	2,270
5.75% 1/15/12	2,360	2,577
5.875% 3/21/11	5,505	5,935
6.625% 9/15/09	2,160	2,383
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	99	101
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	64	65
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,391	2,561
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		52,951
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	5,126	5,626
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 5,100	$ 5,002
2% 1/15/14	18,303	18,940
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		29,568
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds 6.25% 5/15/30	12,680	16,223
U.S. Treasury Notes:
3.625% 4/30/07	55,117	55,143
4.25% 8/15/13	7,626	7,797
4.75% 5/15/14	10,435	11,028
6.5% 2/15/10	3,500	3,910
TOTAL U.S. TREASURY OBLIGATIONS		94,101
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $173,570)		176,620
U.S. Government Agency - Mortgage Securities - 10.7%

Fannie Mae - 9.9%
3.737% 1/1/35 (i)	131	130
3.793% 6/1/34 (i)	391	387
3.827% 12/1/34 (i)	23	22
3.83% 1/1/35 (i)	94	93
3.836% 6/1/33 (i)	64	63
3.84% 1/1/35 (i)	262	262
3.87% 1/1/35 (i)	145	145
3.913% 12/1/34 (i)	72	72
3.941% 10/1/34 (i)	110	110
3.98% 1/1/35 (i)	114	113
3.984% 5/1/33 (i)	32	32
3.987% 12/1/34 (i)	115	115
4% 6/1/20 (f)	4,000	3,909
4% 1/1/35 (i)	70	69
4.017% 12/1/34 (i)	615	618
4.021% 12/1/34 (i)	95	95
4.023% 2/1/35 (i)	73	73
4.029% 1/1/35 (i)	48	48
4.037% 12/1/34 (i)	70	70
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.048% 1/1/35 (i)	$ 72	$ 71
4.052% 2/1/35 (i)	71	70
4.055% 10/1/18 (i)	100	100
4.057% 5/1/34 (i)	32	32
4.072% 12/1/34 (i)	169	169
4.079% 4/1/33 (i)	30	30
4.105% 1/1/35 (i)	165	165
4.115% 2/1/35 (i)	48	48
4.118% 1/1/35 (i)	170	171
4.118% 2/1/35 (i)	48	48
4.12% 2/1/35 (i)	147	147
4.127% 1/1/35 (i)	165	166
4.128% 2/1/35 (i)	312	313
4.144% 1/1/35 (i)	242	243
4.145% 2/1/35 (i)	190	191
4.151% 1/1/35 (i)	287	288
4.162% 2/1/35 (i)	168	169
4.17% 11/1/34 (i)	161	161
4.197% 1/1/35 (i)	146	147
4.2% 1/1/35 (i)	337	340
4.202% 1/1/35 (i)	168	168
4.23% 11/1/34 (i)	37	37
4.232% 3/1/34 (i)	81	81
4.25% 2/1/35 (i)	99	99
4.269% 10/1/34 (i)	253	255
4.293% 3/1/35 (i)	94	95
4.305% 8/1/33 (i)	200	202
4.305% 7/1/34 (i)	81	82
4.318% 3/1/33 (i)	49	49
4.319% 5/1/35 (i)	140	141
4.324% 12/1/34 (i)	49	49
4.349% 2/1/35 (i)	70	71
4.351% 1/1/35 (i)	97	97
4.357% 1/1/35 (i)	99	100
4.368% 2/1/34 (i)	230	230
4.4% 2/1/35 (i)	148	147
4.455% 3/1/35 (i)	125	126
4.484% 10/1/34 (i)	521	528
4.493% 8/1/34 (i)	307	308
4.499% 3/1/35 (i)	272	275
4.5% 6/1/20 (f)	12,450	12,392
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.5% 7/1/33 to 4/1/35	$ 14,673	$ 14,326
4.5% 5/1/35 (i)	100	101
4.53% 3/1/35 (i)	249	250
4.549% 8/1/34 (i)	203	205
4.572% 2/1/35 (i)	649	658
4.587% 2/1/35 (i)	809	815
4.625% 2/1/35 (i)	279	281
4.639% 2/1/35 (i)	72	73
4.67% 11/1/34 (i)	326	329
4.694% 11/1/34 (i)	330	333
4.725% 3/1/35 (i)	835	850
4.742% 3/1/35 (i)	149	151
4.748% 7/1/34 (i)	298	299
4.815% 8/1/32 (i)	150	153
5% 12/1/16 to 7/1/18	14,774	14,962
5% 6/1/20 (f)	398	403
5% 6/1/35 (f)	21,640	21,620
5.5% 2/1/11 to 9/1/28	11,176	11,479
5.5% 6/1/35 (f)	33,208	33,675
6% 3/1/13 to 3/1/33	8,116	8,368
6.5% 4/1/11 to 9/1/32	11,224	11,698
7% 12/1/23 to 4/1/29	133	141
7.5% 6/1/25 to 4/1/29	2,171	2,333
TOTAL FANNIE MAE		148,530
Freddie Mac - 0.3%
4.232% 1/1/35 (i)	465	465
4.307% 3/1/35 (i)	141	142
4.307% 5/1/35 (i)	250	251
4.314% 12/1/34 (i)	147	147
4.37% 3/1/35 (i)	174	174
4.401% 2/1/35 (i)	248	247
4.434% 2/1/35 (i)	298	299
4.441% 2/1/34 (i)	164	164
4.444% 3/1/35 (i)	125	125
4.491% 3/1/35 (i)	347	347
4.497% 6/1/35 (i)	200	202
4.504% 3/1/35 (i)	150	150
4.564% 2/1/35 (i)	198	200
5.034% 4/1/35 (i)	800	813
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
5.098% 8/1/33 (i)	$ 66	$ 67
6% 5/1/33	1,258	1,295
TOTAL FREDDIE MAC		5,088
Government National Mortgage Association - 0.5%
6.5% 10/15/27 to 7/15/34	1,812	1,905
7% 12/15/25 to 12/15/32	1,698	1,800
7.5% 2/15/23 to 12/15/28	2,476	2,662
8% 11/15/21 to 12/15/26	567	614
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		6,981
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $157,937)		160,599
Asset-Backed Securities - 1.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.59% 2/25/34 (i)	200	200
Class M2, 4.19% 2/25/34 (i)	225	225
Series 2005-SD1 Class A1, 3.49% 11/25/50 (i)	259	259
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (e)	800	797
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.52% 4/25/34 (i)	115	115
Class M2, 3.57% 4/25/34 (i)	100	100
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.19% 1/25/32 (i)	132	132
Argent Securities, Inc. Series 2004-W5 Class M1, 3.69% 4/25/34 (i)	360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 3.64% 4/25/34 (i)	560	563
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.89% 7/15/11 (i)	585	595
Series 2004-6 Class B, 4.15% 7/16/12	730	727
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (i)	1,250	1,265
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.59% 5/25/34 (i)	475	476
Series 2004-3 Class M1, 3.59% 6/25/34 (i)	125	125
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 3.46% 8/25/34 (i)	$ 273	$ 274
Class M1, 3.57% 7/25/34 (i)	325	326
Class M2, 3.62% 6/25/34 (i)	400	401
Series 2005-1:
Class MV1, 3.49% 7/25/35 (i)	270	270
Class MV2, 3.53% 7/25/35 (i)	320	320
Class MV3, 3.57% 7/25/35 (i)	135	135
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (e)(f)	460	462
Class C, 5.074% 6/15/35 (e)(f)	417	419
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,080
Series 2003-4 Class B1, 3.42% 5/16/11 (i)	770	774
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.64% 3/25/34 (i)	25	25
Class M4, 3.99% 3/25/34 (i)	25	25
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.64% 1/25/34 (i)	425	427
Class M2, 4.24% 1/25/34 (i)	475	481
Series 2005-A:
Class M1, 3.52% 1/25/35 (i)	150	150
Class M2, 3.55% 1/25/35 (i)	200	200
Class M3, 3.58% 1/25/35 (i)	100	100
Class M4, 3.77% 1/25/35 (i)	75	75
GSAMP Trust Series 2004-FM2 Class M1, 3.59% 1/25/34 (i)	250	250
Home Equity Asset Trust Series 2002-4 Class M2, 5.14% 3/25/33 (i)	175	178
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.59% 7/25/34 (i)	200	200
Class M2, 3.64% 7/25/34 (i)	25	25
Class M3, 4.04% 7/25/34 (i)	75	75
Class M4, 4.19% 7/25/34 (i)	50	50
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.99% 5/25/33 (i)	150	152
Series 2003-NC5 Class M2, 5.09% 4/25/33 (i)	250	253
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 4.14% 11/25/32 (i)	235	237
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	$ 350	$ 96
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.61% 1/25/35 (i)	350	351
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,940	2,966
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (i)	110	110
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,415	1,410
TOTAL ASSET-BACKED SECURITIES (Cost $21,085)		21,236
Collateralized Mortgage Obligations - 1.2%

Private Sponsor - 0.8%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.42% 5/25/35 (i)	577	578
Series 2005-2 Class 6A2, 3.37% 6/25/35 (i)	298	299
Series 2005-3 Class 8A2, 3.33% 7/25/35 (i)	1,451	1,458
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.37% 1/25/35 (i)	928	928
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.46% 4/25/34 (i)	242	242
Impac CMB Trust floater Series 2005-1:
Class M1, 3.55% 4/25/35 (i)	287	287
Class M2, 3.59% 4/25/35 (i)	517	517
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	137	139
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 3.7225% 6/25/30 (i)	990	990
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	143	146
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (i)	681	681
Series 2005-2 Class A2, 3.36% 3/20/35 (i)	929	929
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (i)	1,775	1,775
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (i)	1,265	1,256
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR4 Class 2A2, 4.5379% 4/25/35 (i)	$ 1,035	$ 1,033
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (i)	594	594
TOTAL PRIVATE SPONSOR		11,852
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	1,795	1,796
4.5% 7/25/18	785	779
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,597
Series 2885 Class PC, 4.5% 3/15/18	765	767
TOTAL U.S. GOVERNMENT AGENCY		5,939
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,794)		17,791
Commercial Mortgage Securities - 1.7%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.45% 4/25/34 (e)(i)	602	601
Class B, 4.99% 4/25/34 (e)(i)	86	86
Class M1, 3.65% 4/25/34 (e)(i)	86	86
Class M2, 4.29% 4/25/34 (e)(i)	86	87
Series 2004-3:
Class A1, 3.46% 1/25/35 (e)(i)	583	584
Class A2, 3.51% 1/25/35 (e)(i)	97	97
Class M1, 3.59% 1/25/35 (e)(i)	97	97
Class M2, 4.09% 1/25/35 (e)(i)	49	49
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8499% 8/1/24 (e)(i)	328	280
COMM:
floater:
Series 2002-FL7 Class D, 3.66% 11/15/14 (e)(i)	225	225
Series 2003-FL9 Class B, 3.59% 11/15/15 (e)(i)	321	322
Series 2004-LBN2 Class X2, 1.2403% 3/10/39 (e)(i)(j)	1,532	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 1,250	$ 1,375
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,124
Series 2004-C1 Class A3, 4.321% 1/15/37	475	471
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,510
Series 2004-C1 Class ASP, 1.1076% 1/15/37 (e)(i)(j)	7,302	277
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,973
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,238	1,361
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	630	699
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	712
Series 1998-GLII Class E, 7.1905% 4/13/31 (i)	635	671
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,623
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	700	656
Class C, 4.13% 11/20/37 (e)	700	630
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	499
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (e)(i)(j)	5,945	312
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	4,500	4,747
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	814
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,906)		25,028
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	865	992
Israeli State 4.625% 6/15/13	165	163
Korean Republic 4.875% 9/22/14	245	246
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
United Mexican States:
5.875% 1/15/14	$ 300	$ 312
6.375% 1/16/13	700	749
6.75% 9/27/34	1,475	1,558
7.5% 4/8/33	1,300	1,491
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,039)		5,511
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (i) (Cost $1,345)	1,340	1,377
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 3.05% (b) (Cost $118,943)	118,943,388	118,943
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,461,397)		1,566,978
NET OTHER ASSETS - (4.4)%		(66,570)
NET ASSETS - 100%		$ 1,500,408
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (h)

	June 2010	$ 10,000	$ (73)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2010	1,500	(3)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (h)	June 2015	7,500	(99)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (g)	March 2015	1,500	(10)
TOTAL CREDIT DEFAULT SWAP		20,500	(185)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	11,000	(30)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	22
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	54
TOTAL INTEREST RATE SWAP		14,000	46
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap

Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America

	March 2006	$ 1,500	$ 0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	1,500	24
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	7,150	76
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	2,850	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	2,850	26
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	2,425	0
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 37 basis points with Bank of America	June 2005	2,425	22
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America

	Nov. 2005	$ 1,500	$ 18
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	1,500	38
TOTAL TOTAL RETURN SWAP		23,700	204
		$ 58,200	$ 65
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,368,000 or 2.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	23.0%
AAA,AA,A	5.4%
BBB	4.0%
BB	2.0%
B	3.2%
CCC,CC,C	1.4%
Not Rated	0.4%
Equities	57.1%
Short-Term Investments and Net Other Assets	3.5%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $13,254,000 of which $3,276,000 and $9,978,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,461,397) - See accompanying schedule		$ 1,566,978
Cash		68
Receivable for investments sold		14,943
Receivable for fund shares sold		1,119
Dividends receivable		1,238
Interest receivable		6,185
Swap agreements, at value		65
Prepaid expenses		4
Other affiliated receivables		17
Other receivables		142
Total assets		1,590,759

Liabilities
Payable for investments purchased Regular delivery	$ 7,523
Delayed delivery	72,016
Payable for fund shares redeemed	9,133
Accrued management fee	533
Distribution fees payable	664
Other affiliated payables	436
Other payables and accrued expenses	46
Total liabilities		90,351

Net Assets		$ 1,500,408
Net Assets consist of:
Paid in capital		$ 1,372,010
Undistributed net investment income		7,865
Accumulated undistributed net realized gain (loss) on investments		14,607
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		105,926
Net Assets		$ 1,500,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,547 ÷ 9,568 shares)	$ 15.84

Maximum offering price per share (100/94.25 of $15.84)	$ 16.81
Class T: Net Asset Value and redemption price per share ($1,139,747 ÷ 71,608 shares)	$ 15.92

Maximum offering price per share (100/96.50 of $15.92)	$ 16.50
Class B: Net Asset Value and offering price per share ($109,564 ÷ 6,944 shares)A	$ 15.78

Class C: Net Asset Value and offering price per share ($73,037 ÷ 4,629 shares)A	$ 15.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,513 ÷ 1,656 shares)	$ 16.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 9,434
Interest		16,857
Security lending		8
Total income		26,299

Expenses
Management fee	$ 3,344
Transfer agent fees	2,012
Distribution fees	4,191
Accounting and security lending fees	334
Independent trustees' compensation	4
Appreciation in deferred trustee compensation account	2
Custodian fees and expenses	27
Registration fees	54
Audit	35
Legal	9
Miscellaneous	53
Total expenses before reductions	10,065
Expense reductions	(55)	10,010
Net investment income (loss)		16,289
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	33,576
Swap agreements	(53)
Total net realized gain (loss)		33,523
Change in net unrealized appreciation (depreciation) on: Investment securities	(49,815)
Swap agreements	554
Total change in net unrealized appreciation (depreciation)		(49,261)
Net gain (loss)		(15,738)
Net increase (decrease) in net assets resulting from operations		$ 551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,289	$ 35,147
Net realized gain (loss)	33,523	43,479
Change in net unrealized appreciation (depreciation)	(49,261)	20,191
Net increase (decrease) in net assets resulting from operations	551	98,817
Distributions to shareholders from net investment income	(19,737)	(33,276)
Share transactions - net increase (decrease)	(135,428)	(134,734)
Total increase (decrease) in net assets	(154,614)	(69,193)

Net Assets
Beginning of period	1,655,022	1,724,215
End of period (including undistributed net investment income of $7,865 and undistributed net investment income of $11,313, respectively)	$ 1,500,408	$ 1,655,022

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.19	.37 F	.34	.38	.43	.49
Net realized and unrealized gain (loss)	(.17)	.59	1.33	(1.30)	(.62)	(1.29)
Total from investment operations	.02	.96	1.67	(.92)	(.19)	(.80)
Distributions from net investment income	(.22)	(.36)	(.34)	(.38)	(.49)	(.48)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.22)	(.36)	(.34)	(.38)	(.95)	(1.29)
Net asset value, end of period	$ 15.84	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Total Return B, C, D	.11%	6.28%	12.04%	(6.04)%	(1.18)%	(4.67)%
Ratios to Average Net Assets G
Expenses before expense reductions	.98% A	.98%	.96%	.96%	.94%	.93%
Expenses net of voluntary waivers, if any	.98% A	.98%	.96%	.96%	.94%	.93%
Expenses net of all reductions	.97% A	.97%	.95%	.94%	.93%	.91%
Net investment income (loss)	2.35% A	2.35%	2.33%	2.65%	2.77%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 152	$ 149	$ 131	$ 120	$ 105	$ 66
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58	$ 18.67
Income from Investment Operations
Net investment income (loss) E	.17	.33 F	.30	.35	.39	.45
Net realized and unrealized gain (loss)	(.17)	.60	1.33	(1.31)	(.61)	(1.30)
Total from investment operations	-	.93	1.63	(.96)	(.22)	(.85)
Distributions from net investment income	(.20)	(.31)	(.30)	(.34)	(.43)	(.43)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.20)	(.31)	(.30)	(.34)	(.89)	(1.24)
Net asset value, end of period	$ 15.92	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Total Return B, C, D	(.01)%	6.05%	11.68%	(6.27)%	(1.37)%	(4.94)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.23% A	1.24%	1.22%	1.23%	1.20%	1.16%
Expenses net of voluntary waivers, if any	1.23% A	1.24%	1.22%	1.23%	1.20%	1.16%
Expenses net of all reductions	1.23% A	1.23%	1.21%	1.20%	1.19%	1.15%
Net investment income (loss)	2.09% A	2.08%	2.06%	2.38%	2.51%	2.57%
Supplemental Data
Net assets, end of period (in millions)	$ 1,140	$ 1,278	$ 1,350	$ 1,319	$ 1,681	$ 2,021
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47	$ 18.54
Income from Investment Operations
Net investment income (loss) E	.12	.24 F	.22	.26	.30	.35
Net realized and unrealized gain (loss)	(.16)	.59	1.32	(1.30)	(.60)	(1.29)
Total from investment operations	(.04)	.83	1.54	(1.04)	(.30)	(.94)
Distributions from net investment income	(.16)	(.23)	(.22)	(.26)	(.35)	(.32)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.16)	(.23)	(.22)	(.26)	(.81)	(1.13)
Net asset value, end of period	$ 15.78	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Total Return B, C, D	(.29)%	5.43%	11.08%	(6.83)%	(1.89)%	(5.45)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.84%	1.79%	1.79%	1.75%	1.72%
Expenses net of voluntary waivers, if any	1.81% A	1.80%	1.79%	1.79%	1.75%	1.72%
Expenses net of all reductions	1.81% A	1.80%	1.78%	1.77%	1.74%	1.70%
Net investment income (loss)	1.51% A	1.52%	1.49%	1.82%	1.96%	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 122	$ 128	$ 107	$ 121	$ 111
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47	$ 18.55
Income from Investment Operations
Net investment income (loss) E	.12	.24 F	.22	.26	.31	.35
Net realized and unrealized gain (loss)	(.16)	.60	1.32	(1.30)	(.61)	(1.29)
Total from investment operations	(.04)	.84	1.54	(1.04)	(.30)	(.94)
Distributions from net investment income	(.16)	(.23)	(.22)	(.26)	(.36)	(.33)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.16)	(.23)	(.22)	(.26)	(.82)	(1.14)
Net asset value, end of period	$ 15.78	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Total Return B, C, D	(.29)%	5.50%	11.09%	(6.83)%	(1.89)%	(5.45)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	1.80%	1.78%	1.78%	1.72%	1.69%
Expenses net of voluntary waivers, if any	1.79% A	1.80%	1.78%	1.78%	1.72%	1.69%
Expenses net of all reductions	1.79% A	1.80%	1.77%	1.76%	1.71%	1.68%
Net investment income (loss)	1.53% A	1.52%	1.51%	1.83%	1.98%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 79	$ 77	$ 61	$ 61	$ 54
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69	$ 18.77
Income from Investment Operations
Net investment income (loss) D	.21	.41 E	.38	.43	.48	.57
Net realized and unrealized gain (loss)	(.17)	.60	1.34	(1.31)	(.63)	(1.32)
Total from investment operations	.04	1.01	1.72	(.88)	(.15)	(.75)
Distributions from net investment income	(.24)	(.39)	(.38)	(.42)	(.53)	(.52)
Distributions from net realized gain	-	-	-	-	(.46)	(.81)
Total distributions	(.24)	(.39)	(.38)	(.42)	(.99)	(1.33)
Net asset value, end of period	$ 16.01	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Total Return B, C	.24%	6.55%	12.31%	(5.73)%	(.92)%	(4.37)%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.74%	.70%	.69%	.67%	.63%
Expenses net of voluntary waivers, if any	.72% A	.74%	.70%	.69%	.67%	.63%
Expenses net of all reductions	.72% A	.73%	.68%	.67%	.65%	.61%
Net investment income (loss)	2.61% A	2.59%	2.59%	2.92%	3.04%	3.10%
Supplemental Data
Net assets, end of period (in millions)	$ 27	$ 28	$ 39	$ 55	$ 53	$ 46
Portfolio turnover rate	89% A	68%	96%	106%	98%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, prior period premium and discount on debt securities, market discount, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 157,942
Unrealized depreciation	(51,958)
Net unrealized appreciation (depreciation)	$ 105,984
Cost for federal income tax purposes	$ 1,460,994

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Semiannual Report

2. Operating Policies - continued

Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts.

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Mortgage Dollar Rolls - continued

purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $146,395 and $212,484, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 185	$ -
Class T	.25%	.25%	3,036	31
Class B	.75%	.25%	586	440
Class C	.75%	.25%	384	40
			$ 4,191	$ 511

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27
Class T	26
Class B*	139
Class C*	4
$ 196

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 177	.24*
Class T	1,480	.24*
Class B	204	.35*
Class C	119	.31*
Institutional Class	32	.23*
	$ 2,012

*Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,778 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.80% -1.85%*	$ 12
Class C	1.80% -1.85%*	1
		$ 13

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $37 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody by $2. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	1
Class C	1
$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 2,038	$ 3,166
Class T	15,375	26,196
Class B	1,161	1,875
Class C	755	1,173
Institutional Class	408	866
Total	$ 19,737	$ 33,276

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31,2005	Year ended November 30, 2004
Class A
Shares sold	1,825	3,108	$ 29,159	$ 48,852
Reinvestment of distributions	123	196	1,978	3,085
Shares redeemed	(1,642)	(2,516)	(26,345)	(39,763)
Net increase (decrease)	306	788	$ 4,792	$ 12,174
Class T
Shares sold	4,630	12,704	$ 74,586	$ 201,298
Reinvestment of distributions	909	1,571	14,652	24,886
Shares redeemed	(13,192)	(22,085)	(212,527)	(349,689)
Net increase (decrease)	(7,653)	(7,810)	$ (123,289)	$ (123,505)
Class B
Shares sold	565	1,330	$ 9,019	$ 20,937
Reinvestment of distributions	64	105	1,022	1,646
Shares redeemed	(1,320)	(2,106)	(21,045)	(33,071)
Net increase (decrease)	(691)	(671)	$ (11,004)	$ (10,488)
Class C
Shares sold	446	1,309	$ 7,110	$ 20,595
Reinvestment of distributions	40	63	645	989
Shares redeemed	(808)	(1,431)	(12,900)	(22,447)
Net increase (decrease)	(322)	(59)	$ (5,145)	$ (863)
Institutional Class
Shares sold	116	363	$ 1,897	$ 5,780
Reinvestment of distributions	25	53	399	851
Shares redeemed	(190)	(1,185)	(3,078)	(18,683)
Net increase (decrease)	(49)	(769)	$ (782)	$ (12,052)

Semiannual Report

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Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-USAN-0705
1.786778.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.80	$ 5.70
Hypothetica lA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,006.00	$ 6.50
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.54
Class B
Actual	$ 1,000.00	$ 1,003.60	$ 9.69
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,003.50	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class
Actual	$ 1,000.00	$ 1,009.30	$ 3.91
Hypothetical A	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.30%
Class B	1.94%
Class C	1.87%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.1	4.8
American International Group, Inc.	5.0	5.3
Home Depot, Inc.	5.0	5.1
Pfizer, Inc.	4.8	4.2
Microsoft Corp.	4.6	4.8
SBC Communications, Inc.	4.1	4.0
Wyeth	4.0	3.9
General Electric Co.	3.6	3.5
Clear Channel Communications, Inc.	3.5	3.7
CVS Corp.	3.0	2.2
	43.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	25.7
Information Technology	17.8	14.5
Health Care	17.5	16.4
Consumer Discretionary	10.6	10.8
Consumer Staples	8.5	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks and Equity Futures 96.6%		Stocks and Equity Futures 95.2%
	Convertible Securities 0.0%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	2.6%	** Foreign investments	2.0%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	117,000	$ 6,189
McDonald's Corp.	629,600	19,480
Royal Caribbean Cruises Ltd.	104,200	4,805
		30,474
Media - 4.7%
Clear Channel Communications, Inc.	5,885,400	172,030
Lamar Advertising Co. Class A (a)	301,800	12,621
News Corp. Class A	1,938,600	31,270
Tribune Co.	272,100	9,845
Univision Communications, Inc. Class A (a)	26,800	713
		226,479
Specialty Retail - 5.3%
Home Depot, Inc.	6,149,595	241,987
Ross Stores, Inc.	103,800	2,925
TJX Companies, Inc.	617,200	14,152
		259,064
TOTAL CONSUMER DISCRETIONARY		516,017
CONSUMER STAPLES - 8.5%
Beverages - 0.5%
PepsiCo, Inc.	451,035	25,375
Food & Staples Retailing - 5.2%
CVS Corp.	2,679,300	146,960
Safeway, Inc. (a)	2,220,900	48,882
Wal-Mart Stores, Inc.	1,181,800	55,816
		251,658
Household Products - 0.2%
Colgate-Palmolive Co.	228,500	11,418
Personal Products - 0.9%
Alberto-Culver Co.	974,000	43,177
Tobacco - 1.7%
Altria Group, Inc.	1,217,020	81,711
TOTAL CONSUMER STAPLES		413,339
ENERGY - 3.9%
Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	924,700	43,692
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	559,090	$ 18,618
GlobalSantaFe Corp.	927,247	33,974
Transocean, Inc. (a)	650,000	32,377
		128,661
Oil, Gas & Consumable Fuels - 1.2%
ConocoPhillips	451,000	48,636
Exxon Mobil Corp.	199,600	11,218
		59,854
TOTAL ENERGY		188,515
FINANCIALS - 22.1%
Capital Markets - 3.4%
Goldman Sachs Group, Inc.	416,300	40,589
Lehman Brothers Holdings, Inc.	161,600	14,900
Merrill Lynch & Co., Inc.	861,400	46,740
Morgan Stanley	1,032,400	50,546
Northern Trust Corp.	116,723	5,360
Nuveen Investments, Inc. Class A	266,800	9,618
		167,753
Commercial Banks - 3.6%
Bank of America Corp.	1,196,740	55,433
North Fork Bancorp, Inc., New York	147,409	4,018
Synovus Financial Corp.	321,400	9,343
Wachovia Corp.	932,571	47,328
Wells Fargo & Co.	947,200	57,220
		173,342
Consumer Finance - 0.1%
MBNA Corp.	264,200	5,572
Diversified Financial Services - 1.8%
Citigroup, Inc.	1,638,686	77,198
JPMorgan Chase & Co.	367,936	13,154
		90,352
Insurance - 9.5%
ACE Ltd.	894,900	38,678
AFLAC, Inc.	98,000	4,072
AMBAC Financial Group, Inc.	332,000	23,954
American International Group, Inc.	4,394,392	244,108
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	1,115,700	$ 83,443
MBIA, Inc.	395,700	22,132
MetLife, Inc.	708,300	31,590
PartnerRe Ltd.	29,200	1,929
Prudential Financial, Inc.	187,900	11,896
		461,802
Thrifts & Mortgage Finance - 3.7%
Fannie Mae	2,122,180	125,718
MGIC Investment Corp.	443,530	27,206
New York Community Bancorp, Inc. (d)	349,700	6,372
Washington Mutual, Inc.	467,700	19,316
		178,612
TOTAL FINANCIALS		1,077,433
HEALTH CARE - 17.5%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	102,800	3,793
Medtronic, Inc.	137,000	7,364
		11,157
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	5,114,805	296,304
UnitedHealth Group, Inc.	31,800	1,545
		297,849
Pharmaceuticals - 11.2%
Johnson & Johnson	1,371,300	92,014
Pfizer, Inc.	8,286,600	231,196
Schering-Plough Corp.	1,349,560	26,316
Wyeth	4,449,600	192,979
		542,505
TOTAL HEALTH CARE		851,511
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	300,100	19,473
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	227,600	$ 12,682
United Technologies Corp.	199,700	21,308
		53,463
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	124,900	3,261
ChoicePoint, Inc. (a)	363,033	14,253
NCO Group, Inc. (a)	341,700	6,786
		24,300
Industrial Conglomerates - 5.0%
General Electric Co.	4,861,220	177,337
Tyco International Ltd.	2,259,500	65,367
		242,704
Machinery - 0.7%
Ingersoll-Rand Co. Ltd. Class A	451,700	34,966
Marine - 0.1%
Alexander & Baldwin, Inc.	73,780	3,280
Road & Rail - 0.1%
CSX Corp.	156,400	6,503
TOTAL INDUSTRIALS		365,216
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	5,875,000	113,858
Comverse Technology, Inc. (a)	508,400	11,963
Lucent Technologies, Inc. warrants 12/10/07 (a)	48,420	34
Motorola, Inc.	1,388,880	24,125
Nokia Corp. sponsored ADR	1,414,500	23,848
QUALCOMM, Inc.	501,800	18,697
		192,525
Computers & Peripherals - 2.8%
Dell, Inc. (a)	1,838,900	73,354
Diebold, Inc.	35,600	1,782
Hewlett-Packard Co.	953,800	21,470
International Business Machines Corp.	503,100	38,009
		134,615
Electronic Equipment & Instruments - 0.3%
Flextronics International Ltd. (a)	534,600	6,832
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc. (a)	92,300	$ 2,698
Solectron Corp. (a)	2,110,100	7,702
		17,232
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	146,500	7,578
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	82,500	3,059
Applied Materials, Inc.	1,920,000	31,507
Freescale Semiconductor, Inc. Class B (a)	230,963	4,665
Intel Corp.	3,473,960	93,554
KLA-Tencor Corp.	223,900	10,167
Lam Research Corp. (a)	296,900	9,109
Linear Technology Corp.	45,199	1,694
Novellus Systems, Inc. (a)	190,200	5,069
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	555,693	5,118
United Microelectronics Corp. sponsored ADR	1,123,309	4,201
Xilinx, Inc.	30,700	852
		168,995
Software - 7.1%
BEA Systems, Inc. (a)	1,311,548	11,056
Microsoft Corp.	8,760,823	226,029
Oracle Corp. (a)	1,992,050	25,538
Symantec Corp. (a)	1,648,200	37,266
VERITAS Software Corp. (a)	1,911,333	47,535
		347,424
TOTAL INFORMATION TECHNOLOGY		868,369
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	276,200	12,945
Metals & Mining - 0.1%
Alcan, Inc.	224,600	6,764
TOTAL MATERIALS		19,709
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 6.8%
BellSouth Corp.	1,546,800	41,392
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
MCI, Inc.	560,400	$ 14,357
Qwest Communications International, Inc. (a)	7,666,700	30,053
SBC Communications, Inc.	8,508,800	198,936
Verizon Communications, Inc.	1,285,250	45,472
		330,210
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	463,400	13,985
TOTAL TELECOMMUNICATION SERVICES		344,195
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	50,300	3,613
FirstEnergy Corp.	185,100	8,200
PG&E Corp.	527,700	18,876
		30,689
TOTAL COMMON STOCKS (Cost $4,441,928)		4,674,993
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 2,130	1,696
TOTAL CONVERTIBLE BONDS (Cost $2,044)		1,696
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 2.73% 7/14/05 (e) (Cost $1,794)	1,800	1,794
Money Market Funds - 3.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	180,888,031	$ 180,888
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	699,200	699
TOTAL MONEY MARKET FUNDS (Cost $181,587)		181,587
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,627,353)		4,860,070
NET OTHER ASSETS - 0.2%		10,005
NET ASSETS - 100%		$ 4,870,075
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
103 S&P 500 Index Contracts	June 2005	$ 30,702	$ (388)

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,794,000.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $111,538,000 of which $596,000 and $110,942,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $670) (cost $4,627,353) - See accompanying schedule		$ 4,860,070
Receivable for investments sold		16,001
Receivable for fund shares sold		29,057
Dividends receivable		6,931
Interest receivable		435
Prepaid expenses		12
Other receivables		341
Total assets		4,912,847

Liabilities
Payable for fund shares redeemed	$ 36,531
Accrued management fee	2,305
Distribution fees payable	1,950
Payable for daily variation on futures contracts	203
Other affiliated payables	1,003
Other payables and accrued expenses	81
Collateral on securities loaned, at value	699
Total liabilities		42,772

Net Assets		$ 4,870,075
Net Assets consist of:
Paid in capital		$ 4,739,273
Undistributed net investment income		8,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(110,111)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,323
Net Assets		$ 4,870,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($484,061 ÷ 42,264 shares)	$ 11.45

Maximum offering price per share (100/94.25 of $11.45)	$ 12.15
Class T: Net Asset Value and redemption price per share ($2,612,190 ÷ 229,290 shares)	$ 11.39

Maximum offering price per share (100/96.50 of $11.39)	$ 11.80
Class B: Net Asset Value and offering price per share ($489,447 ÷ 43,787 shares) A	$ 11.18

Class C: Net Asset Value and offering price per share ($431,014 ÷ 38,505 shares) A	$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($853,363 ÷ 73,753 shares)	$ 11.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 40,007
Interest		2,576
Security lending		154
Total income		42,737

Expenses
Management fee	$ 14,256
Transfer agent fees	5,525
Distribution fees	12,237
Accounting and security lending fees	584
Independent trustees' compensation	12
Custodian fees and expenses	48
Registration fees	110
Audit	38
Legal	7
Miscellaneous	8
Total expenses before reductions	32,825
Expense reductions	(317)	32,508
Net investment income (loss)		10,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,815
Foreign currency transactions	(3)
Futures contracts	1,406
Total net realized gain (loss)		33,218
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,152)
Futures contracts	(1,113)
Total change in net unrealized appreciation (depreciation)		(11,265)
Net gain (loss)		21,953
Net increase (decrease) in net assets resulting from operations		$ 32,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,229	$ 43,263
Net realized gain (loss)	33,218	25,700
Change in net unrealized appreciation (depreciation)	(11,265)	265,760
Net increase (decrease) in net assets resulting from operations	32,182	334,723
Distributions to shareholders from net investment income	(41,821)	(15,213)
Share transactions - net increase (decrease)	(192,125)	715,368
Total increase (decrease) in net assets	(201,764)	1,034,878

Net Assets
Beginning of period	5,071,839	4,036,961
End of period (including undistributed net investment income of $8,590 and undistributed net investment income of $40,182, respectively)	$ 4,870,075	$ 5,071,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.67	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Income from Investment Operations
Net investment income (loss) E	.03	.13 F	.06	.07 H	.06	.02
Net realized and unrealized gain (loss)	.05	.75	.70	(1.65) H	(.35)	1.11
Total from investment operations	.08	.88	.76	(1.58)	(.29)	1.13
Distributions from net investment income	(.12)	(.06)	(.06)	(.03)	-	-
Net asset value, end of period	$ 11.45	$ 11.49	$ 10.67	$ 9.97	$ 11.58	$ 11.87
Total Return B, C, D	.68%	8.27%	7.70%	(13.68)%	(2.44)%	10.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.15%	1.14%	1.16%	1.13%	1.16%
Expenses net of voluntary waivers, if any	1.14% A	1.15%	1.14%	1.16%	1.13%	1.16%
Expenses net of all reductions	1.12% A	1.14%	1.11%	1.11%	1.10%	1.13%
Net investment income (loss)	.59% A	1.13%	.61%	.73% H	.50%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 484	$ 469	$ 331	$ 220	$ 121	$ 48
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.60	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.02	.11 F	.04	.05 H	.03	(.01)
Net realized and unrealized gain (loss)	.05	.75	.69	(1.64) H	(.35)	1.12
Total from investment operations	.07	.86	.73	(1.59)	(.32)	1.11
Distributions from net investment income	(.10)	(.04)	(.04)	(.01)	-	-
Net asset value, end of period	$ 11.39	$ 11.42	$ 10.60	$ 9.91	$ 11.51	$ 11.83
Total Return B, C, D	.60%	8.13%	7.42%	(13.83)%	(2.70)%	10.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.33%	1.35%	1.36%	1.34%	1.38%
Expenses net of voluntary waivers, if any	1.30% A	1.33%	1.35%	1.36%	1.34%	1.38%
Expenses net of all reductions	1.29% A	1.32%	1.32%	1.32%	1.31%	1.35%
Net investment income (loss)	.43% A	.95%	.40%	.53% H	.29%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,612	$ 2,673	$ 2,091	$ 1,467	$ 1,255	$ 323
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.39	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.04 F	(.02)	- H, I	(.03)	(.06)
Net realized and unrealized gain (loss)	.05	.73	.69	(1.63) H	(.33)	1.10
Total from investment operations	.04	.77	.67	(1.63)	(.36)	1.04
Distributions from net investment income	(.02)	-	-	-	-	-
Net asset value, end of period	$ 11.18	$ 11.16	$ 10.39	$ 9.72	$ 11.35	$ 11.71
Total Return B, C, D	.36%	7.41%	6.89%	(14.36)%	(3.07)%	9.75%
Ratios to Average Net Assets G
Expenses before expense reductions	1.94% A	1.95%	1.92%	1.91%	1.88%	1.89%
Expenses net of voluntary waivers, if any	1.94% A	1.95%	1.92%	1.91%	1.88%	1.89%
Expenses net of all reductions	1.92% A	1.94%	1.90%	1.87%	1.85%	1.86%
Net investment income (loss)	(.21)% A	.33%	(.17)%	(.02)% H	(.25)%	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 489	$ 559	$ 538	$ 430	$ 427	$ 274
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.40	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Income from Investment Operations
Net investment income (loss) E	(.01)	.04 F	(.01)	- H, I	(.02)	(.06)
Net realized and unrealized gain (loss)	.05	.74	.68	(1.62) H	(.35)	1.10
Total from investment operations	.04	.78	.67	(1.62)	(.37)	1.04
Distributions from net investment income	(.03)	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 11.18	$ 10.40	$ 9.73	$ 11.35	$ 11.72
Total Return B, C, D	.35%	7.50%	6.89%	(14.27)%	(3.16)%	9.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.88%	1.87%	1.87%	1.84%	1.86%
Expenses net of voluntary waivers, if any	1.87% A	1.88%	1.87%	1.87%	1.84%	1.86%
Expenses net of all reductions	1.86% A	1.87%	1.84%	1.82%	1.81%	1.83%
Net investment income (loss)	(.14)% A	.40%	(.12)%	.02% H	(.21)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 508	$ 460	$ 336	$ 290	$ 162
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.78	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.05	.17 E	.10	.11 G	.10	.06
Net realized and unrealized gain (loss)	.06	.75	.71	(1.67) G	(.35)	1.12
Total from investment operations	.11	.92	.81	(1.56)	(.25)	1.18
Distributions from net investment income	(.15)	(.09)	(.10)	(.07)	-	-
Net asset value, end of period	$ 11.57	$ 11.61	$ 10.78	$ 10.07	$ 11.70	$ 11.95
Total Return B, C	.93%	8.57%	8.18%	(13.42)%	(2.09)%	10.96%
Ratios to Average Net Assets F
Expenses before expense reductions	.78% A	.82%	.77%	.78%	.78%	.81%
Expenses net of voluntary waivers, if any	.78% A	.82%	.77%	.78%	.78%	.81%
Expenses net of all reductions	.76% A	.81%	.74%	.73%	.76%	.78%
Net investment income (loss)	.95% A	1.46%	.98%	1.11% G	.85%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 853	$ 863	$ 617	$ 490	$ 195	$ 49
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 561,370
Unrealized depreciation	(359,538)
Net unrealized appreciation (depreciation)	$ 201,832
Cost for federal income tax purposes	$ 4,658,238

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $666,968 and $841,260, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 575	$ 3
Class T	.25%	.25%	6,659	17
Class B	.75%	.25%	2,637	1,980
Class C	.75%	.25%	2,366	307
			$ 12,237	$ 2,307

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 122
Class T	67
Class B*	802
Class C*	32
$ 1,023

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 648	.28*
Class T	2,637	.20*
Class B	875	.33*
Class C	627	.26*
Institutional Class	738	.17*
	$ 5,525

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,704 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $305 for the period.

Semiannual Report

7. Expense Reductions - continued

In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	11
$ 12

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 4,911	$ 1,908
Class T	23,368	8,039
Class B	991	-
Class C	1,350	-
Institutional Class	11,201	5,266
Total	$ 41,821	$ 15,213

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	9,260	17,947	$ 105,815	$ 202,527
Reinvestment of distributions	383	155	4,439	1,718
Shares redeemed	(8,208)	(8,278)	(94,174)	(93,217)
Net increase (decrease)	1,435	9,824	$ 16,080	$ 111,028
Class T
Shares sold	22,950	75,737	$ 261,799	$ 847,484
Reinvestment of distributions	1,979	710	22,855	7,810
Shares redeemed	(29,788)	(39,517)	(339,762)	(442,783)
Net increase (decrease)	(4,859)	36,930	$ (55,108)	$ 412,511
Class B
Shares sold	1,566	8,596	$ 17,485	$ 95,058
Reinvestment of distributions	71	-	811	-
Shares redeemed	(7,932)	(10,322)	(88,605)	(113,065)
Net increase (decrease)	(6,295)	(1,726)	$ (70,309)	$ (18,007)
Class C
Shares sold	2,395	11,121	$ 26,887	$ 123,001
Reinvestment of distributions	93	-	1,055	-
Shares redeemed	(9,379)	(9,945)	(104,883)	(108,983)
Net increase (decrease)	(6,891)	1,176	$ (76,941)	$ 14,018
Institutional Class
Shares sold	14,839	42,206	$ 171,485	$ 479,761
Reinvestment of distributions	484	196	5,666	2,183
Shares redeemed	(15,850)	(25,394)	(182,998)	(286,126)
Net increase (decrease)	(527)	17,008	$ (5,847)	$ 195,818

Semiannual Report

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0705
1.786779.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.80	$ 5.70
Hypothetica lA	$ 1,000.00	$ 1,019.25	$ 5.74
Class T
Actual	$ 1,000.00	$ 1,006.00	$ 6.50
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.54
Class B
Actual	$ 1,000.00	$ 1,003.60	$ 9.69
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,003.50	$ 9.34
Hypothetical A	$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class
Actual	$ 1,000.00	$ 1,009.30	$ 3.91
Hypothetical A	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.14%
Class T	1.30%
Class B	1.94%
Class C	1.87%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.1	4.8
American International Group, Inc.	5.0	5.3
Home Depot, Inc.	5.0	5.1
Pfizer, Inc.	4.8	4.2
Microsoft Corp.	4.6	4.8
SBC Communications, Inc.	4.1	4.0
Wyeth	4.0	3.9
General Electric Co.	3.6	3.5
Clear Channel Communications, Inc.	3.5	3.7
CVS Corp.	3.0	2.2
	43.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	25.7
Information Technology	17.8	14.5
Health Care	17.5	16.4
Consumer Discretionary	10.6	10.8
Consumer Staples	8.5	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks and Equity Futures 96.6%		Stocks and Equity Futures 95.2%
	Convertible Securities 0.0%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 3.4%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	2.6%	** Foreign investments	2.0%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	117,000	$ 6,189
McDonald's Corp.	629,600	19,480
Royal Caribbean Cruises Ltd.	104,200	4,805
		30,474
Media - 4.7%
Clear Channel Communications, Inc.	5,885,400	172,030
Lamar Advertising Co. Class A (a)	301,800	12,621
News Corp. Class A	1,938,600	31,270
Tribune Co.	272,100	9,845
Univision Communications, Inc. Class A (a)	26,800	713
		226,479
Specialty Retail - 5.3%
Home Depot, Inc.	6,149,595	241,987
Ross Stores, Inc.	103,800	2,925
TJX Companies, Inc.	617,200	14,152
		259,064
TOTAL CONSUMER DISCRETIONARY		516,017
CONSUMER STAPLES - 8.5%
Beverages - 0.5%
PepsiCo, Inc.	451,035	25,375
Food & Staples Retailing - 5.2%
CVS Corp.	2,679,300	146,960
Safeway, Inc. (a)	2,220,900	48,882
Wal-Mart Stores, Inc.	1,181,800	55,816
		251,658
Household Products - 0.2%
Colgate-Palmolive Co.	228,500	11,418
Personal Products - 0.9%
Alberto-Culver Co.	974,000	43,177
Tobacco - 1.7%
Altria Group, Inc.	1,217,020	81,711
TOTAL CONSUMER STAPLES		413,339
ENERGY - 3.9%
Energy Equipment & Services - 2.7%
Diamond Offshore Drilling, Inc.	924,700	43,692
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	559,090	$ 18,618
GlobalSantaFe Corp.	927,247	33,974
Transocean, Inc. (a)	650,000	32,377
		128,661
Oil, Gas & Consumable Fuels - 1.2%
ConocoPhillips	451,000	48,636
Exxon Mobil Corp.	199,600	11,218
		59,854
TOTAL ENERGY		188,515
FINANCIALS - 22.1%
Capital Markets - 3.4%
Goldman Sachs Group, Inc.	416,300	40,589
Lehman Brothers Holdings, Inc.	161,600	14,900
Merrill Lynch & Co., Inc.	861,400	46,740
Morgan Stanley	1,032,400	50,546
Northern Trust Corp.	116,723	5,360
Nuveen Investments, Inc. Class A	266,800	9,618
		167,753
Commercial Banks - 3.6%
Bank of America Corp.	1,196,740	55,433
North Fork Bancorp, Inc., New York	147,409	4,018
Synovus Financial Corp.	321,400	9,343
Wachovia Corp.	932,571	47,328
Wells Fargo & Co.	947,200	57,220
		173,342
Consumer Finance - 0.1%
MBNA Corp.	264,200	5,572
Diversified Financial Services - 1.8%
Citigroup, Inc.	1,638,686	77,198
JPMorgan Chase & Co.	367,936	13,154
		90,352
Insurance - 9.5%
ACE Ltd.	894,900	38,678
AFLAC, Inc.	98,000	4,072
AMBAC Financial Group, Inc.	332,000	23,954
American International Group, Inc.	4,394,392	244,108
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	1,115,700	$ 83,443
MBIA, Inc.	395,700	22,132
MetLife, Inc.	708,300	31,590
PartnerRe Ltd.	29,200	1,929
Prudential Financial, Inc.	187,900	11,896
		461,802
Thrifts & Mortgage Finance - 3.7%
Fannie Mae	2,122,180	125,718
MGIC Investment Corp.	443,530	27,206
New York Community Bancorp, Inc. (d)	349,700	6,372
Washington Mutual, Inc.	467,700	19,316
		178,612
TOTAL FINANCIALS		1,077,433
HEALTH CARE - 17.5%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	102,800	3,793
Medtronic, Inc.	137,000	7,364
		11,157
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	5,114,805	296,304
UnitedHealth Group, Inc.	31,800	1,545
		297,849
Pharmaceuticals - 11.2%
Johnson & Johnson	1,371,300	92,014
Pfizer, Inc.	8,286,600	231,196
Schering-Plough Corp.	1,349,560	26,316
Wyeth	4,449,600	192,979
		542,505
TOTAL HEALTH CARE		851,511
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	300,100	19,473
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	227,600	$ 12,682
United Technologies Corp.	199,700	21,308
		53,463
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	124,900	3,261
ChoicePoint, Inc. (a)	363,033	14,253
NCO Group, Inc. (a)	341,700	6,786
		24,300
Industrial Conglomerates - 5.0%
General Electric Co.	4,861,220	177,337
Tyco International Ltd.	2,259,500	65,367
		242,704
Machinery - 0.7%
Ingersoll-Rand Co. Ltd. Class A	451,700	34,966
Marine - 0.1%
Alexander & Baldwin, Inc.	73,780	3,280
Road & Rail - 0.1%
CSX Corp.	156,400	6,503
TOTAL INDUSTRIALS		365,216
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	5,875,000	113,858
Comverse Technology, Inc. (a)	508,400	11,963
Lucent Technologies, Inc. warrants 12/10/07 (a)	48,420	34
Motorola, Inc.	1,388,880	24,125
Nokia Corp. sponsored ADR	1,414,500	23,848
QUALCOMM, Inc.	501,800	18,697
		192,525
Computers & Peripherals - 2.8%
Dell, Inc. (a)	1,838,900	73,354
Diebold, Inc.	35,600	1,782
Hewlett-Packard Co.	953,800	21,470
International Business Machines Corp.	503,100	38,009
		134,615
Electronic Equipment & Instruments - 0.3%
Flextronics International Ltd. (a)	534,600	6,832
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc. (a)	92,300	$ 2,698
Solectron Corp. (a)	2,110,100	7,702
		17,232
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	146,500	7,578
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	82,500	3,059
Applied Materials, Inc.	1,920,000	31,507
Freescale Semiconductor, Inc. Class B (a)	230,963	4,665
Intel Corp.	3,473,960	93,554
KLA-Tencor Corp.	223,900	10,167
Lam Research Corp. (a)	296,900	9,109
Linear Technology Corp.	45,199	1,694
Novellus Systems, Inc. (a)	190,200	5,069
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	555,693	5,118
United Microelectronics Corp. sponsored ADR	1,123,309	4,201
Xilinx, Inc.	30,700	852
		168,995
Software - 7.1%
BEA Systems, Inc. (a)	1,311,548	11,056
Microsoft Corp.	8,760,823	226,029
Oracle Corp. (a)	1,992,050	25,538
Symantec Corp. (a)	1,648,200	37,266
VERITAS Software Corp. (a)	1,911,333	47,535
		347,424
TOTAL INFORMATION TECHNOLOGY		868,369
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	276,200	12,945
Metals & Mining - 0.1%
Alcan, Inc.	224,600	6,764
TOTAL MATERIALS		19,709
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 6.8%
BellSouth Corp.	1,546,800	41,392
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
MCI, Inc.	560,400	$ 14,357
Qwest Communications International, Inc. (a)	7,666,700	30,053
SBC Communications, Inc.	8,508,800	198,936
Verizon Communications, Inc.	1,285,250	45,472
		330,210
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	463,400	13,985
TOTAL TELECOMMUNICATION SERVICES		344,195
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	50,300	3,613
FirstEnergy Corp.	185,100	8,200
PG&E Corp.	527,700	18,876
		30,689
TOTAL COMMON STOCKS (Cost $4,441,928)		4,674,993
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 2,130	1,696
TOTAL CONVERTIBLE BONDS (Cost $2,044)		1,696
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 2.73% 7/14/05 (e) (Cost $1,794)	1,800	1,794
Money Market Funds - 3.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	180,888,031	$ 180,888
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	699,200	699
TOTAL MONEY MARKET FUNDS (Cost $181,587)		181,587
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,627,353)		4,860,070
NET OTHER ASSETS - 0.2%		10,005
NET ASSETS - 100%		$ 4,870,075
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
103 S&P 500 Index Contracts	June 2005	$ 30,702	$ (388)

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,794,000.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $111,538,000 of which $596,000 and $110,942,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $670) (cost $4,627,353) - See accompanying schedule		$ 4,860,070
Receivable for investments sold		16,001
Receivable for fund shares sold		29,057
Dividends receivable		6,931
Interest receivable		435
Prepaid expenses		12
Other receivables		341
Total assets		4,912,847

Liabilities
Payable for fund shares redeemed	$ 36,531
Accrued management fee	2,305
Distribution fees payable	1,950
Payable for daily variation on futures contracts	203
Other affiliated payables	1,003
Other payables and accrued expenses	81
Collateral on securities loaned, at value	699
Total liabilities		42,772

Net Assets		$ 4,870,075
Net Assets consist of:
Paid in capital		$ 4,739,273
Undistributed net investment income		8,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(110,111)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		232,323
Net Assets		$ 4,870,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($484,061 ÷ 42,264 shares)	$ 11.45

Maximum offering price per share (100/94.25 of $11.45)	$ 12.15
Class T: Net Asset Value and redemption price per share ($2,612,190 ÷ 229,290 shares)	$ 11.39

Maximum offering price per share (100/96.50 of $11.39)	$ 11.80
Class B: Net Asset Value and offering price per share ($489,447 ÷ 43,787 shares) A	$ 11.18

Class C: Net Asset Value and offering price per share ($431,014 ÷ 38,505 shares) A	$ 11.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($853,363 ÷ 73,753 shares)	$ 11.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 40,007
Interest		2,576
Security lending		154
Total income		42,737

Expenses
Management fee	$ 14,256
Transfer agent fees	5,525
Distribution fees	12,237
Accounting and security lending fees	584
Independent trustees' compensation	12
Custodian fees and expenses	48
Registration fees	110
Audit	38
Legal	7
Miscellaneous	8
Total expenses before reductions	32,825
Expense reductions	(317)	32,508
Net investment income (loss)		10,229
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	31,815
Foreign currency transactions	(3)
Futures contracts	1,406
Total net realized gain (loss)		33,218
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,152)
Futures contracts	(1,113)
Total change in net unrealized appreciation (depreciation)		(11,265)
Net gain (loss)		21,953
Net increase (decrease) in net assets resulting from operations		$ 32,182

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,229	$ 43,263
Net realized gain (loss)	33,218	25,700
Change in net unrealized appreciation (depreciation)	(11,265)	265,760
Net increase (decrease) in net assets resulting from operations	32,182	334,723
Distributions to shareholders from net investment income	(41,821)	(15,213)
Share transactions - net increase (decrease)	(192,125)	715,368
Total increase (decrease) in net assets	(201,764)	1,034,878

Net Assets
Beginning of period	5,071,839	4,036,961
End of period (including undistributed net investment income of $8,590 and undistributed net investment income of $40,182, respectively)	$ 4,870,075	$ 5,071,839

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 10.67	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Income from Investment Operations
Net investment income (loss) E	.03	.13 F	.06	.07 H	.06	.02
Net realized and unrealized gain (loss)	.05	.75	.70	(1.65) H	(.35)	1.11
Total from investment operations	.08	.88	.76	(1.58)	(.29)	1.13
Distributions from net investment income	(.12)	(.06)	(.06)	(.03)	-	-
Net asset value, end of period	$ 11.45	$ 11.49	$ 10.67	$ 9.97	$ 11.58	$ 11.87
Total Return B, C, D	.68%	8.27%	7.70%	(13.68)%	(2.44)%	10.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.14% A	1.15%	1.14%	1.16%	1.13%	1.16%
Expenses net of voluntary waivers, if any	1.14% A	1.15%	1.14%	1.16%	1.13%	1.16%
Expenses net of all reductions	1.12% A	1.14%	1.11%	1.11%	1.10%	1.13%
Net investment income (loss)	.59% A	1.13%	.61%	.73% H	.50%	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 484	$ 469	$ 331	$ 220	$ 121	$ 48
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.60	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Income from Investment Operations
Net investment income (loss) E	.02	.11 F	.04	.05 H	.03	(.01)
Net realized and unrealized gain (loss)	.05	.75	.69	(1.64) H	(.35)	1.12
Total from investment operations	.07	.86	.73	(1.59)	(.32)	1.11
Distributions from net investment income	(.10)	(.04)	(.04)	(.01)	-	-
Net asset value, end of period	$ 11.39	$ 11.42	$ 10.60	$ 9.91	$ 11.51	$ 11.83
Total Return B, C, D	.60%	8.13%	7.42%	(13.83)%	(2.70)%	10.35%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.33%	1.35%	1.36%	1.34%	1.38%
Expenses net of voluntary waivers, if any	1.30% A	1.33%	1.35%	1.36%	1.34%	1.38%
Expenses net of all reductions	1.29% A	1.32%	1.32%	1.32%	1.31%	1.35%
Net investment income (loss)	.43% A	.95%	.40%	.53% H	.29%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,612	$ 2,673	$ 2,091	$ 1,467	$ 1,255	$ 323
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.39	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Income from Investment Operations
Net investment income (loss) E	(.01)	.04 F	(.02)	- H, I	(.03)	(.06)
Net realized and unrealized gain (loss)	.05	.73	.69	(1.63) H	(.33)	1.10
Total from investment operations	.04	.77	.67	(1.63)	(.36)	1.04
Distributions from net investment income	(.02)	-	-	-	-	-
Net asset value, end of period	$ 11.18	$ 11.16	$ 10.39	$ 9.72	$ 11.35	$ 11.71
Total Return B, C, D	.36%	7.41%	6.89%	(14.36)%	(3.07)%	9.75%
Ratios to Average Net Assets G
Expenses before expense reductions	1.94% A	1.95%	1.92%	1.91%	1.88%	1.89%
Expenses net of voluntary waivers, if any	1.94% A	1.95%	1.92%	1.91%	1.88%	1.89%
Expenses net of all reductions	1.92% A	1.94%	1.90%	1.87%	1.85%	1.86%
Net investment income (loss)	(.21)% A	.33%	(.17)%	(.02)% H	(.25)%	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 489	$ 559	$ 538	$ 430	$ 427	$ 274
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.40	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Income from Investment Operations
Net investment income (loss) E	(.01)	.04 F	(.01)	- H, I	(.02)	(.06)
Net realized and unrealized gain (loss)	.05	.74	.68	(1.62) H	(.35)	1.10
Total from investment operations	.04	.78	.67	(1.62)	(.37)	1.04
Distributions from net investment income	(.03)	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 11.18	$ 10.40	$ 9.73	$ 11.35	$ 11.72
Total Return B, C, D	.35%	7.50%	6.89%	(14.27)%	(3.16)%	9.74%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.88%	1.87%	1.87%	1.84%	1.86%
Expenses net of voluntary waivers, if any	1.87% A	1.88%	1.87%	1.87%	1.84%	1.86%
Expenses net of all reductions	1.86% A	1.87%	1.84%	1.82%	1.81%	1.83%
Net investment income (loss)	(.14)% A	.40%	(.12)%	.02% H	(.21)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 508	$ 460	$ 336	$ 290	$ 162
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.78	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.05	.17 E	.10	.11 G	.10	.06
Net realized and unrealized gain (loss)	.06	.75	.71	(1.67) G	(.35)	1.12
Total from investment operations	.11	.92	.81	(1.56)	(.25)	1.18
Distributions from net investment income	(.15)	(.09)	(.10)	(.07)	-	-
Net asset value, end of period	$ 11.57	$ 11.61	$ 10.78	$ 10.07	$ 11.70	$ 11.95
Total Return B, C	.93%	8.57%	8.18%	(13.42)%	(2.09)%	10.96%
Ratios to Average Net Assets F
Expenses before expense reductions	.78% A	.82%	.77%	.78%	.78%	.81%
Expenses net of voluntary waivers, if any	.78% A	.82%	.77%	.78%	.78%	.81%
Expenses net of all reductions	.76% A	.81%	.74%	.73%	.76%	.78%
Net investment income (loss)	.95% A	1.46%	.98%	1.11% G	.85%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 853	$ 863	$ 617	$ 490	$ 195	$ 49
Portfolio turnover rate	28% A	32%	41%	65%	97%	107%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 561,370
Unrealized depreciation	(359,538)
Net unrealized appreciation (depreciation)	$ 201,832
Cost for federal income tax purposes	$ 4,658,238

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Futures Contracts - continued

of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $666,968 and $841,260, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 575	$ 3
Class T	.25%	.25%	6,659	17
Class B	.75%	.25%	2,637	1,980
Class C	.75%	.25%	2,366	307
			$ 12,237	$ 2,307

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 122
Class T	67
Class B*	802
Class C*	32
$ 1,023

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 648	.28*
Class T	2,637	.20*
Class B	875	.33*
Class C	627	.26*
Institutional Class	738	.17*
	$ 5,525

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,704 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $305 for the period.

Semiannual Report

7. Expense Reductions - continued

In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	11
$ 12

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 26% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 4,911	$ 1,908
Class T	23,368	8,039
Class B	991	-
Class C	1,350	-
Institutional Class	11,201	5,266
Total	$ 41,821	$ 15,213

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	9,260	17,947	$ 105,815	$ 202,527
Reinvestment of distributions	383	155	4,439	1,718
Shares redeemed	(8,208)	(8,278)	(94,174)	(93,217)
Net increase (decrease)	1,435	9,824	$ 16,080	$ 111,028
Class T
Shares sold	22,950	75,737	$ 261,799	$ 847,484
Reinvestment of distributions	1,979	710	22,855	7,810
Shares redeemed	(29,788)	(39,517)	(339,762)	(442,783)
Net increase (decrease)	(4,859)	36,930	$ (55,108)	$ 412,511
Class B
Shares sold	1,566	8,596	$ 17,485	$ 95,058
Reinvestment of distributions	71	-	811	-
Shares redeemed	(7,932)	(10,322)	(88,605)	(113,065)
Net increase (decrease)	(6,295)	(1,726)	$ (70,309)	$ (18,007)
Class C
Shares sold	2,395	11,121	$ 26,887	$ 123,001
Reinvestment of distributions	93	-	1,055	-
Shares redeemed	(9,379)	(9,945)	(104,883)	(108,983)
Net increase (decrease)	(6,891)	1,176	$ (76,941)	$ 14,018
Institutional Class
Shares sold	14,839	42,206	$ 171,485	$ 479,761
Reinvestment of distributions	484	196	5,666	2,183
Shares redeemed	(15,850)	(25,394)	(182,998)	(286,126)
Net increase (decrease)	(527)	17,008	$ (5,847)	$ 195,818

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0705
1.786780.102

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Dynamic Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,048.00	$ 6.74 * *
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.64 * *
Class T
Actual	$ 1,000.00	$ 1,047.00	$ 8.01 * *
HypotheticalA	$ 1,000.00	$ 1,017.10	$ 7.90 * *
Class B
Actual	$ 1,000.00	$ 1,043.90	$ 10.55 * *
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40 * *
Class C
Actual	$ 1,000.00	$ 1,044.60	$ 10.50 * *
HypotheticalA	$ 1,000.00	$ 1,014.66	$ 10.35 * *
Institutional Class
Actual	$ 1,000.00	$ 1,050.40	$ 5.16 * *
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.09 * *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.32% * *
Class T	1.57% * *
Class B	2.07% * *
Class C	2.06% * *
Institutional Class	1.01% * *

* * If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.38
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.66
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 10.19
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 10.20
HypotheticalA		$ 10.05
Institutional Class	1.00%
Actual		$ 5.11
HypotheticalA		$ 5.04

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	11.2	2.7
Yahoo!, Inc.	7.3	0.7
eBay, Inc.	7.0	0.0
UnitedHealth Group, Inc.	4.5	6.7
Research In Motion Ltd.	3.0	1.8
Apple Computer, Inc.	2.7	0.6
Symantec Corp.	2.6	0.0
Getty Images, Inc.	2.2	0.0
VERITAS Software Corp.	2.1	0.1
Chico's FAS, Inc.	2.1	1.8
	44.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.8	35.9
Consumer Discretionary	23.7	16.5
Energy	19.0	17.5
Health Care	6.1	11.2
Financials	6.0	5.1
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 99.0%		Stocks 100.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets*** (0.2)%
* Foreign investments	16.2%	** Foreign investments	13.7%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 0.0%
Delphi Corp.	11,800	$ 51,330
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (a)	3,400	266,900
Career Education Corp. (a)	115,600	4,007,852
		4,274,752
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit	35,300	1,867,370
International Game Technology	7,800	219,804
Royal Caribbean Cruises Ltd.	46,900	2,162,559
WMS Industries, Inc. (a)	14,100	447,957
Wynn Resorts Ltd. (a)	3,900	182,715
		4,880,405
Household Durables - 1.5%
Harman International Industries, Inc.	44,500	3,687,270
Internet & Catalog Retail - 7.7%
Blue Nile, Inc. (d)	42,200	1,261,358
eBay, Inc. (a)	446,960	16,988,950
GSI Commerce, Inc. (a)	19,500	289,380
Provide Commerce, Inc. (a)	3,900	90,129
		18,629,817
Media - 7.6%
DreamWorks Animation SKG, Inc. Class A	110,000	3,234,000
Getty Images, Inc. (a)	71,500	5,351,060
NTL, Inc. (a)	50,344	3,236,112
Omnicom Group, Inc.	27,300	2,235,597
Univision Communications, Inc. Class A (a)	40,800	1,085,688
XM Satellite Radio Holdings, Inc. Class A (a)	102,000	3,275,220
		18,417,677
Multiline Retail - 0.1%
Federated Department Stores, Inc.	5,500	370,975
Specialty Retail - 3.0%
Chico's FAS, Inc. (a)	151,700	5,189,657
Dick's Sporting Goods, Inc. (a)	19,600	708,932
Urban Outfitters, Inc. (a)	27,500	1,466,850
Zumiez, Inc.	200	5,126
		7,370,565
TOTAL CONSUMER DISCRETIONARY		57,682,791
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Avon Products, Inc.	3,900	$ 154,986
ENERGY - 19.0%
Energy Equipment & Services - 12.0%
Baker Hughes, Inc.	47,000	2,170,930
BJ Services Co.	47,000	2,366,450
ENSCO International, Inc.	14,900	496,170
GlobalSantaFe Corp.	105,900	3,880,176
Grant Prideco, Inc. (a)	153,600	3,689,472
Grey Wolf, Inc. (a)	29,000	190,530
Halliburton Co.	90,600	3,872,244
Nabors Industries Ltd. (a)	47,000	2,590,170
National Oilwell Varco, Inc. (a)	81,150	3,651,750
Pride International, Inc. (a)	175,300	3,953,015
Rowan Companies, Inc.	35,709	981,998
Schlumberger Ltd. (NY Shares)	7,900	540,123
Smith International, Inc.	7,600	446,576
Weatherford International Ltd. (a)	5,201	273,417
		29,103,021
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	7,000	754,880
Frontline Ltd. (e)	23,000	986,773
Frontline Ltd. (NY Shares)	17,800	773,410
General Maritime Corp.	7,800	325,728
Goodrich Petroleum Corp. (a)	13,400	237,314
OMI Corp.	109,500	2,117,730
Pioneer Natural Resources Co.	11,800	473,534
Ship Finance International Ltd. (Norway)	2,300	41,680
Teekay Shipping Corp.	118,000	5,012,640
Top Tankers, Inc.	143,600	2,288,970
Tsakos Energy Navigation Ltd.	20,400	815,592
Valero Energy Corp.	45,400	3,115,348
		16,943,599
TOTAL ENERGY		46,046,620
FINANCIALS - 6.0%
Capital Markets - 4.7%
Ameritrade Holding Corp. (a)	150,500	2,236,430
Calamos Asset Management, Inc. Class A	129,700	3,136,146
E*TRADE Financial Corp. (a)	228,400	2,820,740
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	5,900	$ 575,250
Janus Capital Group, Inc.	7,900	121,344
Lazard Ltd. Class A	2,900	62,785
Lehman Brothers Holdings, Inc.	3,800	350,360
Merrill Lynch & Co., Inc.	11,700	634,842
optionsXpress Holdings, Inc.	35,200	475,200
UBS AG (NY Shares)	12,400	959,140
		11,372,237
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	6,800	243,100
Insurance - 1.0%
ACE Ltd.	10,200	440,844
American International Group, Inc.	37,800	2,099,790
		2,540,634
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	7,833	291,153
Golden West Financial Corp., Delaware	2,300	144,026
		435,179
TOTAL FINANCIALS		14,591,150
HEALTH CARE - 6.1%
Biotechnology - 0.7%
Celgene Corp. (a)	6,600	279,444
Genentech, Inc. (a)	15,100	1,196,675
OSI Pharmaceuticals, Inc. (a)	5,200	193,284
		1,669,403
Health Care Equipment & Supplies - 0.7%
Aspect Medical Systems, Inc. (a)	42,100	1,353,936
Cyberonics, Inc. (a)	1,000	36,490
Cytyc Corp. (a)	14,800	346,468
		1,736,894
Health Care Providers & Services - 4.5%
UnitedHealth Group, Inc.	227,800	11,066,524
Pharmaceuticals - 0.2%
Atherogenics, Inc. (a)	27,000	384,750
TOTAL HEALTH CARE		14,857,571
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 1.1%
Air Freight & Logistics - 0.2%
FedEx Corp.	3,900	$ 348,738
Commercial Services & Supplies - 0.6%
51job, Inc. sponsored ADR	1,100	15,389
Monster Worldwide, Inc. (a)	47,100	1,242,498
Robert Half International, Inc.	9,600	239,424
		1,497,311
Electrical Equipment - 0.0%
Rockwell Automation, Inc.	1,600	82,192
Marine - 0.1%
Stolt-Nielsen SA Class B sponsored ADR	7,800	259,116
Road & Rail - 0.2%
Landstar System, Inc. (a)	12,100	408,254
TOTAL INDUSTRIALS		2,595,611
INFORMATION TECHNOLOGY - 39.8%
Communications Equipment - 6.9%
Juniper Networks, Inc. (a)	166,100	4,258,804
Nokia Corp. sponsored ADR	200,000	3,372,000
QUALCOMM, Inc.	53,800	2,004,588
Research In Motion Ltd. (a)	86,290	7,188,084
		16,823,476
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	162,900	6,468,759
Dell, Inc. (a)	7,800	311,142
Network Appliance, Inc. (a)	11,600	333,616
Seagate Technology	26,600	564,452
		7,677,969
Electronic Equipment & Instruments - 0.1%
Cogent, Inc.	3,800	76,228
Digital Theater Systems, Inc. (a)	2,300	39,307
		115,535
Internet Software & Services - 20.0%
Google, Inc. Class A (sub. vtg.)	97,845	27,240,046
InfoSpace, Inc. (a)	7,800	264,576
Loudeye Corp. (a)	15,700	14,130
Marchex, Inc. Class B	400	5,968
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo! Japan Corp.	1,689	$ 3,390,526
Yahoo!, Inc. (a)	478,800	17,811,360
		48,726,606
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	7,000	336,000
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	55,200	2,046,816
Applied Materials, Inc.	9,600	157,536
ASML Holding NV (NY Shares) (a)	22,200	357,864
Freescale Semiconductor, Inc. Class B (a)	33,261	671,872
Intel Corp.	66,300	1,785,459
Lam Research Corp. (a)	8,000	245,440
Linear Technology Corp.	12,900	483,363
National Semiconductor Corp.	40,800	820,896
SigmaTel, Inc. (a)	300	6,792
Silicon Laboratories, Inc. (a)	19,600	543,508
Teradyne, Inc. (a)	33,200	431,932
		7,551,478
Software - 6.4%
Electronic Arts, Inc. (a)	46,500	2,443,110
Symantec Corp. (a)	277,000	6,262,970
Take-Two Interactive Software, Inc. (a)	64,050	1,649,928
VERITAS Software Corp. (a)	210,900	5,245,083
		15,601,091
TOTAL INFORMATION TECHNOLOGY		96,832,155
MATERIALS - 2.3%
Chemicals - 2.0%
Lyondell Chemical Co.	50,600	1,201,244
Monsanto Co.	49,200	2,804,400
Mosaic Co. (a)	62,800	821,424
		4,827,068
Metals & Mining - 0.3%
Apex Silver Mines Ltd. (a)	64,400	866,180
TOTAL MATERIALS		5,693,248
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Hutchison Telecommunications International Ltd. sponsored ADR	78,700	$ 1,101,013
Nextel Communications, Inc. Class A (a)	11,800	356,124
Nextel Partners, Inc. Class A (a)	31,400	745,750
		2,202,887
TOTAL COMMON STOCKS (Cost $221,617,425)		240,657,019
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	2,200	0
Procket Networks, Inc. Series C (a)(f)	202,511	2
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,033,003)		2
Money Market Funds - 1.0%
Fidelity Cash Central Fund, 3.05% (b)	1,648,169	1,648,169
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	848,700	848,700
TOTAL MONEY MARKET FUNDS (Cost $2,496,869)		2,496,869
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $226,147,297)		243,153,890
NET OTHER ASSETS - 0.0%		(75,591)
NET ASSETS - 100%		$ 243,078,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $986,773 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Marshall Islands	4.1%
Canada	3.0%
Cayman Islands	2.6%
Japan	1.4%
Finland	1.4%
Bermuda	1.2%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $171,939,832 of which $137,602,593 and $34,337,239 will expire on Novem- ber 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $824,964) (cost $226,147,297) - See accompanying schedule		$ 243,153,890
Cash		48,928
Foreign currency held at value (cost $1,554,003)		1,585,387
Receivable for investments sold		588,520
Receivable for fund shares sold		210,602
Dividends receivable		93,096
Interest receivable		809
Prepaid expenses		770
Other receivables		83,754
Total assets		245,765,756

Liabilities
Payable for investments purchased	$ 640,768
Payable for fund shares redeemed	861,529
Accrued management fee	110,704
Distribution fees payable	125,107
Other affiliated payables	73,179
Other payables and accrued expenses	27,470
Collateral on securities loaned, at value	848,700
Total liabilities		2,687,457

Net Assets		$ 243,078,299
Net Assets consist of:
Paid in capital		$ 388,839,454
Accumulated net investment loss		(758,943)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(162,042,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,040,663
Net Assets		$ 243,078,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,281,663 ÷ 2,381,999 shares)	$ 13.97

Maximum offering price per share (100/94.25 of $13.97)	$ 14.82
Class T: Net Asset Value and redemption price per share ($119,336,764 ÷ 8,642,933 shares)	$ 13.81

Maximum offering price per share (100/96.50 of $13.81)	$ 14.31
Class B: Net Asset Value and offering price per share ($55,899,212 ÷ 4,128,224 shares) A	$ 13.54

Class C: Net Asset Value and offering price per share ($33,168,583 ÷ 2,444,234 shares) A	$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,392,077 ÷ 98,329 shares)	$ 14.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 819,473
Special Dividends		531,228
Interest		11,162
Security lending		69,529
Total income		1,431,392

Expenses
Management fee	$ 724,872
Transfer agent fees	454,505
Distribution fees	825,557
Accounting and security lending fees	64,756
Independent trustees' compensation	632
Custodian fees and expenses	19,458
Registration fees	49,403
Audit	23,212
Legal	389
Miscellaneous	16,451
Total expenses before reductions	2,179,235
Expense reductions	(115,136)	2,064,099
Net investment income (loss)		(632,707)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,044,615
Foreign currency transactions	3,301
Total net realized gain (loss)		12,047,916
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,077,495)
Assets and liabilities in foreign currencies	15,757
Total change in net unrealized appreciation (depreciation)		(1,061,738)
Net gain (loss)		10,986,178
Net increase (decrease) in net assets resulting from operations		$ 10,353,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (632,707)	$ (4,568,367)
Net realized gain (loss)	12,047,916	13,287,950
Change in net unrealized appreciation (depreciation)	(1,061,738)	(6,562,446)
Net increase (decrease) in net assets resulting from operations	10,353,471	2,157,137
Share transactions - net increase (decrease)	(52,254,877)	(85,497,347)
Total increase (decrease) in net assets	(41,901,406)	(83,340,210)

Net Assets
Beginning of period	284,979,705	368,319,915
End of period (including accumulated net investment loss of $758,943 and accumulated net investment loss of $126,236, respectively)	$ 243,078,299	$ 284,979,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.02	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Income from Investment Operations
Net investment income (loss) E	(.01) I	(.13) H, J	(.04)	.10	.08	- G
Net realized and unrealized gain (loss)	.65	.44	1.99	(1.06)	(4.07)	2.77
Total from investment operations	.64	.31	1.95	(.96)	(3.99)	2.77
Distributions from net investment income	-	-	(.08)	(.11)	-	-
Net asset value, end of period	$ 13.97	$ 13.33	$ 13.02	$ 11.15	$ 12.22	$ 16.21
Total Return B, C, D	4.80%	2.38%	17.64%	(7.93)%	(24.61)%	20.61%
Ratios to Average Net Assets F
Expenses before expense reductions	1.32% A	1.38%	1.37%	1.47%	1.32%	1.28%
Expenses net of voluntary waivers, if any	1.32% A	1.38%	1.37%	1.47%	1.32%	1.28%
Expenses net of all reductions	1.23% A	1.30%	1.18%	1.28%	1.26%	1.24%
Net investment income (loss)	(.10)% A, I	(1.00)% H, J	(.33)%	.86%	.56%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,282	$ 29,251	$ 33,954	$ 21,734	$ 24,371	$ 30,340
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.52)%.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.02)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.91	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.16) G, I	(.07)	.08	.05	(.02)
Net realized and unrealized gain (loss)	.64	.44	1.98	(1.06)	(4.05)	2.75
Total from investment operations	.62	.28	1.91	(.98)	(4.00)	2.73
Distributions from net investment income	-	-	(.07)	(.08)	-	-
Net asset value, end of period	$ 13.81	$ 13.19	$ 12.91	$ 11.07	$ 12.13	$ 16.13
Total Return B, C, D	4.70%	2.17%	17.39%	(8.13)%	(24.80)%	20.37%
Ratios to Average Net Assets F
Expenses before expense reductions	1.57% A	1.59%	1.62%	1.66%	1.49%	1.46%
Expenses net of voluntary waivers, if any	1.57% A	1.59%	1.62%	1.66%	1.49%	1.46%
Expenses net of all reductions	1.48% A	1.52%	1.43%	1.46%	1.43%	1.42%
Net investment income (loss)	(.35)% A, H	(1.21)% G, I	(.58)%	.68%	.39%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,337	$ 146,833	$ 200,870	$ 172,694	$ 197,288	$ 249,999
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.77)%.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.23)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.23) G, I	(.13)	.02	(.02)	(.09)
Net realized and unrealized gain (loss)	.62	.44	1.96	(1.05)	(4.02)	2.74
Total from investment operations	.57	.21	1.83	(1.03)	(4.04)	2.65
Net asset value, end of period	$ 13.54	$ 12.97	$ 12.76	$ 10.93	$ 11.96	$ 16.00
Total Return B, C, D	4.39%	1.65%	16.74%	(8.61)%	(25.25)%	19.85%
Ratios to Average Net Assets F
Expenses before expense reductions	2.08% A	2.18%	2.15%	2.16%	2.05%	2.02%
Expenses net of voluntary waivers, if any	2.07% A	2.18%	2.15%	2.16%	2.05%	2.02%
Expenses net of all reductions	1.98% A	2.10%	1.97%	1.97%	1.99%	1.98%
Net investment income (loss)	(.85)% A, H	(1.80)% G, I	(1.11)%	.17%	(.18)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,899	$ 63,970	$ 76,327	$ 70,748	$ 90,157	$ 120,934
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.27)%.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.82)%.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.78	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.21) G, I	(.12)	.03	(.01)	(.08)
Net realized and unrealized gain (loss)	.63	.42	1.97	(1.05)	(4.02)	2.73
Total from investment operations	.58	.21	1.85	(1.02)	(4.03)	2.65
Distributions from net investment income	-	-	(.01)	(.01)	-	-
Net asset value, end of period	$ 13.57	$ 12.99	$ 12.78	$ 10.94	$ 11.97	$ 16.00
Total Return B, C, D	4.46%	1.64%	16.93%	(8.53)%	(25.19)%	19.85%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.08%	2.04%	2.06%	1.96%	1.95%
Expenses net of voluntary waivers, if any	2.06% A	2.08%	2.04%	2.06%	1.96%	1.95%
Expenses net of all reductions	1.97% A	2.00%	1.86%	1.87%	1.90%	1.91%
Net investment income (loss)	(.84)% A, H	(1.70)% G, I	(1.00)%	.27%	(.09)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,169	$ 42,171	$ 54,362	$ 48,337	$ 60,035	$ 76,639
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.26)%.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.72)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 13.12	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Income from Investment Operations
Net investment income (loss) D	.01 G	(.08) F, H	.01	.17	.13	.04
Net realized and unrealized gain (loss)	.67	.44	2.00	(1.07)	(4.10)	2.79
Total from investment operations	.68	.36	2.01	(.90)	(3.97)	2.83
Distributions from net investment income	-	-	(.13)	(.19)	-	-
Net asset value, end of period	$ 14.16	$ 13.48	$ 13.12	$ 11.24	$ 12.33	$ 16.30
Total Return B, C	5.04%	2.74%	18.14%	(7.42)%	(24.36)%	21.01%
Ratios to Average Net Assets E
Expenses before expense reductions	1.01% A	1.02%	.99%	.92%	.95%	.96%
Expenses net of voluntary waivers, if any	1.01% A	1.02%	.99%	.92%	.95%	.96%
Expenses net of all reductions	.92% A	.94%	.80%	.73%	.89%	.92%
Net investment income (loss)	.20% A, G	(.64)% F, H	.05%	1.42%	.93%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392	$ 2,755	$ 2,807	$ 2,762	$ 4,603	$ 2,619
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.22)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.66)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,422,386
Unrealized depreciation	(14,107,327)
Net unrealized appreciation (depreciation)	$ 15,315,059
Cost for federal income tax purposes	$ 227,838,831

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $253,627,888 and $309,626,404, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 38,334	$ 87
Class T	.25%	.25%	317,849	575
Class B	.75%	.25%	290,682	218,344
Class C	.75%	.25%	178,692	7,722
			$ 825,557	$ 226,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,573
Class T	8,886
Class B *	85,817
Class C *	1,180
$ 100,456

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 55,399	.36 *
Class T	226,527	.36 *
Class B	107,693	.37 *
Class C	62,361	.35 *
Institutional Class	2,525	.30 *
	$ 454,505

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $73,301 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,778 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.25% - 2.00%*	$ 3,627

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $107,533 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,976.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	701,192	708,128	$ 9,318,926	$ 9,192,076
Shares redeemed	(513,699)	(1,121,826)	(6,802,654)	(14,252,619)
Net increase (decrease)	187,493	(413,698)	$ 2,516,272	$ (5,060,543)
Class T
Shares sold	745,244	2,423,764	$ 9,840,135	$ 31,410,154
Shares redeemed	(3,235,699)	(6,853,843)	(42,452,451)	(86,508,234)
Net increase (decrease)	(2,490,455)	(4,430,079)	$ (32,612,316)	$ (55,098,080)
Class B
Shares sold	128,408	453,676	$ 1,653,703	$ 5,817,741
Shares redeemed	(933,767)	(1,500,791)	(12,024,902)	(18,639,265)
Net increase (decrease)	(805,359)	(1,047,115)	$ (10,371,199)	$ (12,821,524)
Class C
Shares sold	153,049	403,294	$ 1,978,460	$ 5,152,846
Shares redeemed	(954,399)	(1,412,689)	(12,339,377)	(17,531,013)
Net increase (decrease)	(801,350)	(1,009,395)	$ (10,360,917)	$ (12,378,167)
Institutional Class
Shares sold	5,750	62,058	$ 77,585	$ 801,053
Shares redeemed	(111,739)	(71,726)	(1,504,302)	(940,086)
Net increase (decrease)	(105,989)	(9,668)	$ (1,426,717)	$ (139,033)

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARG-USAN-0705
1.786781.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity®Advisor

Dynamic Capital Appreciation

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,048.00	$ 6.74 * *
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.64 * *
Class T
Actual	$ 1,000.00	$ 1,047.00	$ 8.01 * *
HypotheticalA	$ 1,000.00	$ 1,017.10	$ 7.90 * *
Class B
Actual	$ 1,000.00	$ 1,043.90	$ 10.55 * *
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40 * *
Class C
Actual	$ 1,000.00	$ 1,044.60	$ 10.50 * *
HypotheticalA	$ 1,000.00	$ 1,014.66	$ 10.35 * *
Institutional Class
Actual	$ 1,000.00	$ 1,050.40	$ 5.16 * *
HypotheticalA	$ 1,000.00	$ 1,019.90	$ 5.09 * *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.32% * *
Class T	1.57% * *
Class B	2.07% * *
Class C	2.06% * *
Institutional Class	1.01% * *

* * If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.38
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.66
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 10.19
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 10.20
HypotheticalA		$ 10.05
Institutional Class	1.00%
Actual		$ 5.11
HypotheticalA		$ 5.04

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	11.2	2.7
Yahoo!, Inc.	7.3	0.7
eBay, Inc.	7.0	0.0
UnitedHealth Group, Inc.	4.5	6.7
Research In Motion Ltd.	3.0	1.8
Apple Computer, Inc.	2.7	0.6
Symantec Corp.	2.6	0.0
Getty Images, Inc.	2.2	0.0
VERITAS Software Corp.	2.1	0.1
Chico's FAS, Inc.	2.1	1.8
	44.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.8	35.9
Consumer Discretionary	23.7	16.5
Energy	19.0	17.5
Health Care	6.1	11.2
Financials	6.0	5.1
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 99.0%		Stocks 100.2%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets*** (0.2)%
* Foreign investments	16.2%	** Foreign investments	13.7%

*** Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 23.7%
Auto Components - 0.0%
Delphi Corp.	11,800	$ 51,330
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (a)	3,400	266,900
Career Education Corp. (a)	115,600	4,007,852
		4,274,752
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit	35,300	1,867,370
International Game Technology	7,800	219,804
Royal Caribbean Cruises Ltd.	46,900	2,162,559
WMS Industries, Inc. (a)	14,100	447,957
Wynn Resorts Ltd. (a)	3,900	182,715
		4,880,405
Household Durables - 1.5%
Harman International Industries, Inc.	44,500	3,687,270
Internet & Catalog Retail - 7.7%
Blue Nile, Inc. (d)	42,200	1,261,358
eBay, Inc. (a)	446,960	16,988,950
GSI Commerce, Inc. (a)	19,500	289,380
Provide Commerce, Inc. (a)	3,900	90,129
		18,629,817
Media - 7.6%
DreamWorks Animation SKG, Inc. Class A	110,000	3,234,000
Getty Images, Inc. (a)	71,500	5,351,060
NTL, Inc. (a)	50,344	3,236,112
Omnicom Group, Inc.	27,300	2,235,597
Univision Communications, Inc. Class A (a)	40,800	1,085,688
XM Satellite Radio Holdings, Inc. Class A (a)	102,000	3,275,220
		18,417,677
Multiline Retail - 0.1%
Federated Department Stores, Inc.	5,500	370,975
Specialty Retail - 3.0%
Chico's FAS, Inc. (a)	151,700	5,189,657
Dick's Sporting Goods, Inc. (a)	19,600	708,932
Urban Outfitters, Inc. (a)	27,500	1,466,850
Zumiez, Inc.	200	5,126
		7,370,565
TOTAL CONSUMER DISCRETIONARY		57,682,791
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Avon Products, Inc.	3,900	$ 154,986
ENERGY - 19.0%
Energy Equipment & Services - 12.0%
Baker Hughes, Inc.	47,000	2,170,930
BJ Services Co.	47,000	2,366,450
ENSCO International, Inc.	14,900	496,170
GlobalSantaFe Corp.	105,900	3,880,176
Grant Prideco, Inc. (a)	153,600	3,689,472
Grey Wolf, Inc. (a)	29,000	190,530
Halliburton Co.	90,600	3,872,244
Nabors Industries Ltd. (a)	47,000	2,590,170
National Oilwell Varco, Inc. (a)	81,150	3,651,750
Pride International, Inc. (a)	175,300	3,953,015
Rowan Companies, Inc.	35,709	981,998
Schlumberger Ltd. (NY Shares)	7,900	540,123
Smith International, Inc.	7,600	446,576
Weatherford International Ltd. (a)	5,201	273,417
		29,103,021
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	7,000	754,880
Frontline Ltd. (e)	23,000	986,773
Frontline Ltd. (NY Shares)	17,800	773,410
General Maritime Corp.	7,800	325,728
Goodrich Petroleum Corp. (a)	13,400	237,314
OMI Corp.	109,500	2,117,730
Pioneer Natural Resources Co.	11,800	473,534
Ship Finance International Ltd. (Norway)	2,300	41,680
Teekay Shipping Corp.	118,000	5,012,640
Top Tankers, Inc.	143,600	2,288,970
Tsakos Energy Navigation Ltd.	20,400	815,592
Valero Energy Corp.	45,400	3,115,348
		16,943,599
TOTAL ENERGY		46,046,620
FINANCIALS - 6.0%
Capital Markets - 4.7%
Ameritrade Holding Corp. (a)	150,500	2,236,430
Calamos Asset Management, Inc. Class A	129,700	3,136,146
E*TRADE Financial Corp. (a)	228,400	2,820,740
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	5,900	$ 575,250
Janus Capital Group, Inc.	7,900	121,344
Lazard Ltd. Class A	2,900	62,785
Lehman Brothers Holdings, Inc.	3,800	350,360
Merrill Lynch & Co., Inc.	11,700	634,842
optionsXpress Holdings, Inc.	35,200	475,200
UBS AG (NY Shares)	12,400	959,140
		11,372,237
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	6,800	243,100
Insurance - 1.0%
ACE Ltd.	10,200	440,844
American International Group, Inc.	37,800	2,099,790
		2,540,634
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	7,833	291,153
Golden West Financial Corp., Delaware	2,300	144,026
		435,179
TOTAL FINANCIALS		14,591,150
HEALTH CARE - 6.1%
Biotechnology - 0.7%
Celgene Corp. (a)	6,600	279,444
Genentech, Inc. (a)	15,100	1,196,675
OSI Pharmaceuticals, Inc. (a)	5,200	193,284
		1,669,403
Health Care Equipment & Supplies - 0.7%
Aspect Medical Systems, Inc. (a)	42,100	1,353,936
Cyberonics, Inc. (a)	1,000	36,490
Cytyc Corp. (a)	14,800	346,468
		1,736,894
Health Care Providers & Services - 4.5%
UnitedHealth Group, Inc.	227,800	11,066,524
Pharmaceuticals - 0.2%
Atherogenics, Inc. (a)	27,000	384,750
TOTAL HEALTH CARE		14,857,571
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 1.1%
Air Freight & Logistics - 0.2%
FedEx Corp.	3,900	$ 348,738
Commercial Services & Supplies - 0.6%
51job, Inc. sponsored ADR	1,100	15,389
Monster Worldwide, Inc. (a)	47,100	1,242,498
Robert Half International, Inc.	9,600	239,424
		1,497,311
Electrical Equipment - 0.0%
Rockwell Automation, Inc.	1,600	82,192
Marine - 0.1%
Stolt-Nielsen SA Class B sponsored ADR	7,800	259,116
Road & Rail - 0.2%
Landstar System, Inc. (a)	12,100	408,254
TOTAL INDUSTRIALS		2,595,611
INFORMATION TECHNOLOGY - 39.8%
Communications Equipment - 6.9%
Juniper Networks, Inc. (a)	166,100	4,258,804
Nokia Corp. sponsored ADR	200,000	3,372,000
QUALCOMM, Inc.	53,800	2,004,588
Research In Motion Ltd. (a)	86,290	7,188,084
		16,823,476
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	162,900	6,468,759
Dell, Inc. (a)	7,800	311,142
Network Appliance, Inc. (a)	11,600	333,616
Seagate Technology	26,600	564,452
		7,677,969
Electronic Equipment & Instruments - 0.1%
Cogent, Inc.	3,800	76,228
Digital Theater Systems, Inc. (a)	2,300	39,307
		115,535
Internet Software & Services - 20.0%
Google, Inc. Class A (sub. vtg.)	97,845	27,240,046
InfoSpace, Inc. (a)	7,800	264,576
Loudeye Corp. (a)	15,700	14,130
Marchex, Inc. Class B	400	5,968
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo! Japan Corp.	1,689	$ 3,390,526
Yahoo!, Inc. (a)	478,800	17,811,360
		48,726,606
IT Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	7,000	336,000
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	55,200	2,046,816
Applied Materials, Inc.	9,600	157,536
ASML Holding NV (NY Shares) (a)	22,200	357,864
Freescale Semiconductor, Inc. Class B (a)	33,261	671,872
Intel Corp.	66,300	1,785,459
Lam Research Corp. (a)	8,000	245,440
Linear Technology Corp.	12,900	483,363
National Semiconductor Corp.	40,800	820,896
SigmaTel, Inc. (a)	300	6,792
Silicon Laboratories, Inc. (a)	19,600	543,508
Teradyne, Inc. (a)	33,200	431,932
		7,551,478
Software - 6.4%
Electronic Arts, Inc. (a)	46,500	2,443,110
Symantec Corp. (a)	277,000	6,262,970
Take-Two Interactive Software, Inc. (a)	64,050	1,649,928
VERITAS Software Corp. (a)	210,900	5,245,083
		15,601,091
TOTAL INFORMATION TECHNOLOGY		96,832,155
MATERIALS - 2.3%
Chemicals - 2.0%
Lyondell Chemical Co.	50,600	1,201,244
Monsanto Co.	49,200	2,804,400
Mosaic Co. (a)	62,800	821,424
		4,827,068
Metals & Mining - 0.3%
Apex Silver Mines Ltd. (a)	64,400	866,180
TOTAL MATERIALS		5,693,248
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Wireless Telecommunication Services - 0.9%
Hutchison Telecommunications International Ltd. sponsored ADR	78,700	$ 1,101,013
Nextel Communications, Inc. Class A (a)	11,800	356,124
Nextel Partners, Inc. Class A (a)	31,400	745,750
		2,202,887
TOTAL COMMON STOCKS (Cost $221,617,425)		240,657,019
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	2,200	0
Procket Networks, Inc. Series C (a)(f)	202,511	2
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,033,003)		2
Money Market Funds - 1.0%
Fidelity Cash Central Fund, 3.05% (b)	1,648,169	1,648,169
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	848,700	848,700
TOTAL MONEY MARKET FUNDS (Cost $2,496,869)		2,496,869
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $226,147,297)		243,153,890
NET OTHER ASSETS - 0.0%		(75,591)
NET ASSETS - 100%		$ 243,078,299
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $986,773 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Marshall Islands	4.1%
Canada	3.0%
Cayman Islands	2.6%
Japan	1.4%
Finland	1.4%
Bermuda	1.2%
Others (individually less than 1%)	2.5%
100.0%
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $171,939,832 of which $137,602,593 and $34,337,239 will expire on Novem- ber 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $824,964) (cost $226,147,297) - See accompanying schedule		$ 243,153,890
Cash		48,928
Foreign currency held at value (cost $1,554,003)		1,585,387
Receivable for investments sold		588,520
Receivable for fund shares sold		210,602
Dividends receivable		93,096
Interest receivable		809
Prepaid expenses		770
Other receivables		83,754
Total assets		245,765,756

Liabilities
Payable for investments purchased	$ 640,768
Payable for fund shares redeemed	861,529
Accrued management fee	110,704
Distribution fees payable	125,107
Other affiliated payables	73,179
Other payables and accrued expenses	27,470
Collateral on securities loaned, at value	848,700
Total liabilities		2,687,457

Net Assets		$ 243,078,299
Net Assets consist of:
Paid in capital		$ 388,839,454
Accumulated net investment loss		(758,943)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(162,042,875)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,040,663
Net Assets		$ 243,078,299

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,281,663 ÷ 2,381,999 shares)	$ 13.97

Maximum offering price per share (100/94.25 of $13.97)	$ 14.82
Class T: Net Asset Value and redemption price per share ($119,336,764 ÷ 8,642,933 shares)	$ 13.81

Maximum offering price per share (100/96.50 of $13.81)	$ 14.31
Class B: Net Asset Value and offering price per share ($55,899,212 ÷ 4,128,224 shares) A	$ 13.54

Class C: Net Asset Value and offering price per share ($33,168,583 ÷ 2,444,234 shares) A	$ 13.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,392,077 ÷ 98,329 shares)	$ 14.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 819,473
Special Dividends		531,228
Interest		11,162
Security lending		69,529
Total income		1,431,392

Expenses
Management fee	$ 724,872
Transfer agent fees	454,505
Distribution fees	825,557
Accounting and security lending fees	64,756
Independent trustees' compensation	632
Custodian fees and expenses	19,458
Registration fees	49,403
Audit	23,212
Legal	389
Miscellaneous	16,451
Total expenses before reductions	2,179,235
Expense reductions	(115,136)	2,064,099
Net investment income (loss)		(632,707)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,044,615
Foreign currency transactions	3,301
Total net realized gain (loss)		12,047,916
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,077,495)
Assets and liabilities in foreign currencies	15,757
Total change in net unrealized appreciation (depreciation)		(1,061,738)
Net gain (loss)		10,986,178
Net increase (decrease) in net assets resulting from operations		$ 10,353,471

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (632,707)	$ (4,568,367)
Net realized gain (loss)	12,047,916	13,287,950
Change in net unrealized appreciation (depreciation)	(1,061,738)	(6,562,446)
Net increase (decrease) in net assets resulting from operations	10,353,471	2,157,137
Share transactions - net increase (decrease)	(52,254,877)	(85,497,347)
Total increase (decrease) in net assets	(41,901,406)	(83,340,210)

Net Assets
Beginning of period	284,979,705	368,319,915
End of period (including accumulated net investment loss of $758,943 and accumulated net investment loss of $126,236, respectively)	$ 243,078,299	$ 284,979,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.33	$ 13.02	$ 11.15	$ 12.22	$ 16.21	$ 13.44
Income from Investment Operations
Net investment income (loss) E	(.01) I	(.13) H, J	(.04)	.10	.08	- G
Net realized and unrealized gain (loss)	.65	.44	1.99	(1.06)	(4.07)	2.77
Total from investment operations	.64	.31	1.95	(.96)	(3.99)	2.77
Distributions from net investment income	-	-	(.08)	(.11)	-	-
Net asset value, end of period	$ 13.97	$ 13.33	$ 13.02	$ 11.15	$ 12.22	$ 16.21
Total Return B, C, D	4.80%	2.38%	17.64%	(7.93)%	(24.61)%	20.61%
Ratios to Average Net Assets F
Expenses before expense reductions	1.32% A	1.38%	1.37%	1.47%	1.32%	1.28%
Expenses net of voluntary waivers, if any	1.32% A	1.38%	1.37%	1.47%	1.32%	1.28%
Expenses net of all reductions	1.23% A	1.30%	1.18%	1.28%	1.26%	1.24%
Net investment income (loss)	(.10)% A, I	(1.00)% H, J	(.33)%	.86%	.56%	-%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,282	$ 29,251	$ 33,954	$ 21,734	$ 24,371	$ 30,340
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.52)%.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.02)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 12.91	$ 11.07	$ 12.13	$ 16.13	$ 13.40
Income from Investment Operations
Net investment income (loss) E	(.02) H	(.16) G, I	(.07)	.08	.05	(.02)
Net realized and unrealized gain (loss)	.64	.44	1.98	(1.06)	(4.05)	2.75
Total from investment operations	.62	.28	1.91	(.98)	(4.00)	2.73
Distributions from net investment income	-	-	(.07)	(.08)	-	-
Net asset value, end of period	$ 13.81	$ 13.19	$ 12.91	$ 11.07	$ 12.13	$ 16.13
Total Return B, C, D	4.70%	2.17%	17.39%	(8.13)%	(24.80)%	20.37%
Ratios to Average Net Assets F
Expenses before expense reductions	1.57% A	1.59%	1.62%	1.66%	1.49%	1.46%
Expenses net of voluntary waivers, if any	1.57% A	1.59%	1.62%	1.66%	1.49%	1.46%
Expenses net of all reductions	1.48% A	1.52%	1.43%	1.46%	1.43%	1.42%
Net investment income (loss)	(.35)% A, H	(1.21)% G, I	(.58)%	.68%	.39%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,337	$ 146,833	$ 200,870	$ 172,694	$ 197,288	$ 249,999
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.77)%.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.23)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 12.76	$ 10.93	$ 11.96	$ 16.00	$ 13.35
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.23) G, I	(.13)	.02	(.02)	(.09)
Net realized and unrealized gain (loss)	.62	.44	1.96	(1.05)	(4.02)	2.74
Total from investment operations	.57	.21	1.83	(1.03)	(4.04)	2.65
Net asset value, end of period	$ 13.54	$ 12.97	$ 12.76	$ 10.93	$ 11.96	$ 16.00
Total Return B, C, D	4.39%	1.65%	16.74%	(8.61)%	(25.25)%	19.85%
Ratios to Average Net Assets F
Expenses before expense reductions	2.08% A	2.18%	2.15%	2.16%	2.05%	2.02%
Expenses net of voluntary waivers, if any	2.07% A	2.18%	2.15%	2.16%	2.05%	2.02%
Expenses net of all reductions	1.98% A	2.10%	1.97%	1.97%	1.99%	1.98%
Net investment income (loss)	(.85)% A, H	(1.80)% G, I	(1.11)%	.17%	(.18)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,899	$ 63,970	$ 76,327	$ 70,748	$ 90,157	$ 120,934
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.27)%.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.82)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 12.99	$ 12.78	$ 10.94	$ 11.97	$ 16.00	$ 13.35
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.21) G, I	(.12)	.03	(.01)	(.08)
Net realized and unrealized gain (loss)	.63	.42	1.97	(1.05)	(4.02)	2.73
Total from investment operations	.58	.21	1.85	(1.02)	(4.03)	2.65
Distributions from net investment income	-	-	(.01)	(.01)	-	-
Net asset value, end of period	$ 13.57	$ 12.99	$ 12.78	$ 10.94	$ 11.97	$ 16.00
Total Return B, C, D	4.46%	1.64%	16.93%	(8.53)%	(25.19)%	19.85%
Ratios to Average Net Assets F
Expenses before expense reductions	2.06% A	2.08%	2.04%	2.06%	1.96%	1.95%
Expenses net of voluntary waivers, if any	2.06% A	2.08%	2.04%	2.06%	1.96%	1.95%
Expenses net of all reductions	1.97% A	2.00%	1.86%	1.87%	1.90%	1.91%
Net investment income (loss)	(.84)% A, H	(1.70)% G, I	(1.00)%	.27%	(.09)%	(.67)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,169	$ 42,171	$ 54,362	$ 48,337	$ 60,035	$ 76,639
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.26)%.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.72)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 13.12	$ 11.24	$ 12.33	$ 16.30	$ 13.47
Income from Investment Operations
Net investment income (loss) D	.01 G	(.08) F, H	.01	.17	.13	.04
Net realized and unrealized gain (loss)	.67	.44	2.00	(1.07)	(4.10)	2.79
Total from investment operations	.68	.36	2.01	(.90)	(3.97)	2.83
Distributions from net investment income	-	-	(.13)	(.19)	-	-
Net asset value, end of period	$ 14.16	$ 13.48	$ 13.12	$ 11.24	$ 12.33	$ 16.30
Total Return B, C	5.04%	2.74%	18.14%	(7.42)%	(24.36)%	21.01%
Ratios to Average Net Assets E
Expenses before expense reductions	1.01% A	1.02%	.99%	.92%	.95%	.96%
Expenses net of voluntary waivers, if any	1.01% A	1.02%	.99%	.92%	.95%	.96%
Expenses net of all reductions	.92% A	.94%	.80%	.73%	.89%	.92%
Net investment income (loss)	.20% A, G	(.64)% F, H	.05%	1.42%	.93%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392	$ 2,755	$ 2,807	$ 2,762	$ 4,603	$ 2,619
Portfolio turnover rate	199% A	201%	300%	285%	313%	411%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the class.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.03 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.22)%.

H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.00 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.66)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Dynamic Capital Appreciation Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 29,422,386
Unrealized depreciation	(14,107,327)
Net unrealized appreciation (depreciation)	$ 15,315,059
Cost for federal income tax purposes	$ 227,838,831

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $253,627,888 and $309,626,404, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 38,334	$ 87
Class T	.25%	.25%	317,849	575
Class B	.75%	.25%	290,682	218,344
Class C	.75%	.25%	178,692	7,722
			$ 825,557	$ 226,728

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,573
Class T	8,886
Class B *	85,817
Class C *	1,180
$ 100,456

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 55,399	.36 *
Class T	226,527	.36 *
Class B	107,693	.37 *
Class C	62,361	.35 *
Institutional Class	2,525	.30 *
	$ 454,505

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $73,301 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $43,778 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.25% - 2.00%*	$ 3,627

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $107,533 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3,976.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	701,192	708,128	$ 9,318,926	$ 9,192,076
Shares redeemed	(513,699)	(1,121,826)	(6,802,654)	(14,252,619)
Net increase (decrease)	187,493	(413,698)	$ 2,516,272	$ (5,060,543)
Class T
Shares sold	745,244	2,423,764	$ 9,840,135	$ 31,410,154
Shares redeemed	(3,235,699)	(6,853,843)	(42,452,451)	(86,508,234)
Net increase (decrease)	(2,490,455)	(4,430,079)	$ (32,612,316)	$ (55,098,080)
Class B
Shares sold	128,408	453,676	$ 1,653,703	$ 5,817,741
Shares redeemed	(933,767)	(1,500,791)	(12,024,902)	(18,639,265)
Net increase (decrease)	(805,359)	(1,047,115)	$ (10,371,199)	$ (12,821,524)
Class C
Shares sold	153,049	403,294	$ 1,978,460	$ 5,152,846
Shares redeemed	(954,399)	(1,412,689)	(12,339,377)	(17,531,013)
Net increase (decrease)	(801,350)	(1,009,395)	$ (10,360,917)	$ (12,378,167)
Institutional Class
Shares sold	5,750	62,058	$ 77,585	$ 801,053
Shares redeemed	(111,739)	(71,726)	(1,504,302)	(940,086)
Net increase (decrease)	(105,989)	(9,668)	$ (1,426,717)	$ (139,033)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ARGI-USAN-0705
1.786782.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,008.40	$ 5.66
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.69
Class T
Actual	$ 1,000.00	$ 1,007.40	$ 6.66
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,004.50	$ 9.70
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,004.50	$ 9.65
Hypothetical A	$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class
Actual	$ 1,000.00	$ 1,010.30	$ 3.86
Hypothetical A	$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.13%
Class T	1.33%
Class B	1.94%
Class C	1.93%
Institutional Class	.77%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.7	2.7
Microsoft Corp.	3.5	2.5
Intel Corp.	3.1	2.5
Wal-Mart Stores, Inc.	2.6	2.4
General Electric Co.	2.3	1.8
Dell, Inc.	2.1	2.1
Cisco Systems, Inc.	2.1	2.2
American International Group, Inc.	2.0	1.7
PepsiCo, Inc.	1.9	1.5
Pfizer, Inc.	1.9	2.7
	25.2
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	33.7
Health Care	19.6	19.1
Consumer Staples	13.8	6.5
Industrials	11.4	10.9
Consumer Discretionary	10.9	12.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.6%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	7.9%	** Foreign investments	8.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.9%
Diversified Consumer Services - 0.6%
Weight Watchers International, Inc. (a)	1,015,500	$ 49,404
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	468,000	24,757
McDonald's Corp.	359,800	11,132
Royal Caribbean Cruises Ltd.	491,000	22,640
		58,529
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	664,800	15,510
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	2,380,500	90,483
Priceline.com, Inc. (a)	172,900	4,141
		94,624
Media - 3.9%
E.W. Scripps Co. Class A	790,200	40,379
Gestevision Telecinco SA	199,389	4,623
Getty Images, Inc. (a)	228,937	17,134
Lamar Advertising Co. Class A (a)	937,240	39,195
Omnicom Group, Inc.	497,600	40,748
Pixar (a)	189,014	9,967
SBS Broadcasting SA (a)	519,176	22,953
Viacom, Inc. Class B (non-vtg.)	1,006,300	34,506
Walt Disney Co.	1,538,900	42,227
Warner Music Group Corp.	495,700	8,129
WPP Group PLC sponsored ADR	470,100	24,991
XM Satellite Radio Holdings, Inc. Class A (a)	1,316,116	42,260
		327,112
Multiline Retail - 1.8%
Dollar General Corp.	1,271,500	24,934
Dollar Tree Stores, Inc. (a)	1,319,800	32,731
Family Dollar Stores, Inc.	812,500	20,857
Fred's, Inc. Class A	1,812,256	26,876
Nordstrom, Inc.	764,800	46,683
		152,081
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	696,700	28,321
Foot Locker, Inc.	1,331,220	35,158
GameStop Corp. Class A (a)	216,000	6,299
Guitar Center, Inc. (a)	389,800	22,215
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	810,550	$ 31,895
RadioShack Corp.	925,900	23,296
Staples, Inc.	2,143,950	46,159
		193,343
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	535,900	25,000
TOTAL CONSUMER DISCRETIONARY		915,603
CONSUMER STAPLES - 13.8%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	347,100	20,694
PepsiCo, Inc.	2,853,385	160,531
		181,225
Food & Staples Retailing - 4.3%
7-Eleven, Inc. (a)	372,400	11,116
CVS Corp.	626,900	34,385
Longs Drug Stores Corp.	306,100	12,562
Wal-Mart Stores, Inc.	4,625,100	218,443
Walgreen Co.	1,904,800	86,364
		362,870
Food Products - 4.6%
Archer-Daniels-Midland Co.	2,271,500	45,089
Bunge Ltd.	614,700	38,136
Campbell Soup Co.	1,117,800	34,685
ConAgra Foods, Inc.	859,600	22,479
Corn Products International, Inc.	1,252,900	27,677
General Mills, Inc.	886,700	43,892
Groupe Danone	101,700	9,355
Groupe Danone sponsored ADR	947,900	17,441
Hershey Co.	654,700	42,038
Kellogg Co.	1,031,300	46,914
Ralcorp Holdings, Inc.	175,600	6,697
The J.M. Smucker Co.	393,100	19,580
Wm. Wrigley Jr. Co.	496,500	33,896
		387,879
Household Products - 1.4%
Church & Dwight Co., Inc.	877,800	31,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Clorox Co.	665,100	$ 38,848
Colgate-Palmolive Co.	954,500	47,696
		118,285
Personal Products - 0.9%
Avon Products, Inc.	842,000	33,461
Gillette Co.	836,600	44,122
		77,583
Tobacco - 0.4%
Altria Group, Inc.	503,100	33,778
TOTAL CONSUMER STAPLES		1,161,620
ENERGY - 5.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	1,177,130	54,372
Halliburton Co.	1,175,600	50,245
National Oilwell Varco, Inc. (a)	828,500	37,283
Noble Corp.	184,000	10,418
Schlumberger Ltd. (NY Shares)	513,900	35,135
Smith International, Inc.	450,700	26,483
Transocean, Inc. (a)	300,900	14,988
Weatherford International Ltd. (a)	567,100	29,812
		258,736
Oil, Gas & Consumable Fuels - 2.0%
Arch Coal, Inc.	240,700	11,662
Ashland, Inc.	121,300	8,285
BG Group PLC sponsored ADR (d)	658,300	25,239
CONSOL Energy, Inc.	340,800	16,307
Massey Energy Co.	541,600	21,897
Premcor, Inc.	584,000	39,636
Tesoro Petroleum Corp. (a)	484,900	21,142
Valero Energy Corp.	310,700	21,320
		165,488
TOTAL ENERGY		424,224
FINANCIALS - 7.2%
Capital Markets - 1.7%
E*TRADE Financial Corp. (a)	2,337,800	28,872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	179,900	$ 17,540
Greenhill & Co., Inc.	148,100	5,284
Lazard Ltd. Class A	102,700	2,223
Merrill Lynch & Co., Inc.	471,000	25,556
Morgan Stanley	789,500	38,654
Nomura Holdings, Inc.	1,768,000	22,383
		140,512
Commercial Banks - 0.3%
UCBH Holdings, Inc.	1,151,445	19,690
Consumer Finance - 1.8%
American Express Co.	2,165,212	116,597
Capital One Financial Corp. (d)	149,900	11,302
MBNA Corp.	1,105,970	23,325
		151,224
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	774,664	27,694
Insurance - 3.1%
AFLAC, Inc.	1,447,400	60,139
American International Group, Inc.	3,038,299	168,778
Prudential Financial, Inc.	534,500	33,839
		262,756
TOTAL FINANCIALS		601,876
HEALTH CARE - 19.6%
Biotechnology - 2.7%
Amgen, Inc. (a)	949,590	59,425
Eyetech Pharmaceuticals, Inc. (a)(d)	14,900	191
Genentech, Inc. (a)	861,200	68,250
Genzyme Corp. (a)	756,500	47,198
ImClone Systems, Inc. (a)	797,400	26,426
Millennium Pharmaceuticals, Inc. (a)	33,471	280
QLT, Inc. (a)	751,000	7,778
Tanox, Inc. (a)	1,042,800	10,324
Telik, Inc. (a)	483,500	6,895
		226,767
Health Care Equipment & Supplies - 4.2%
Alcon, Inc.	450,400	46,062
Baxter International, Inc.	2,006,700	74,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Beckman Coulter, Inc.	414,800	$ 29,061
Becton, Dickinson & Co.	896,500	51,504
C.R. Bard, Inc.	593,300	40,493
Dade Behring Holdings, Inc.	485,400	32,449
Medtronic, Inc.	884,570	47,546
Waters Corp. (a)	854,600	33,201
		354,363
Health Care Providers & Services - 2.3%
Community Health Systems, Inc. (a)	931,600	33,882
HCA, Inc.	364,200	19,667
Health Management Associates, Inc. Class A	1,400,000	35,308
Triad Hospitals, Inc. (a)	710,900	36,057
UnitedHealth Group, Inc.	667,800	32,442
WebMD Corp. (a)	3,426,000	32,307
		189,663
Pharmaceuticals - 10.4%
Abbott Laboratories	2,710,700	130,764
Barr Pharmaceuticals, Inc. (a)	935,803	47,558
Eli Lilly & Co.	768,100	44,780
Johnson & Johnson	4,652,780	312,205
MGI Pharma, Inc. (a)	910,700	21,128
Pfizer, Inc.	5,693,765	158,856
Roche Holding AG (participation certificate)	221,071	27,875
Schering-Plough Corp.	4,755,200	92,726
Wyeth	927,860	40,241
		876,133
TOTAL HEALTH CARE		1,646,926
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.9%
EADS NV (d)	884,700	26,161
General Dynamics Corp.	287,900	31,087
Goodrich Corp.	507,720	21,253
Lockheed Martin Corp.	720,680	46,765
Precision Castparts Corp.	408,526	31,755
Rolls-Royce Group PLC	1,926,500	9,495
The Boeing Co.	1,160,700	74,169
		240,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.4%
EGL, Inc. (a)	119,800	$ 2,280
FedEx Corp.	586,700	52,463
Forward Air Corp.	171,300	4,599
United Parcel Service, Inc. Class B	402,600	29,651
UTI Worldwide, Inc.	385,489	28,430
		117,423
Commercial Services & Supplies - 1.7%
Cintas Corp.	905,280	36,546
Equifax, Inc.	829,800	28,786
Herman Miller, Inc.	832,900	24,246
Monster Worldwide, Inc. (a)	638,620	16,847
Robert Half International, Inc.	1,389,000	34,642
		141,067
Construction & Engineering - 0.1%
Washington Group International, Inc. (a)	206,300	9,904
Electrical Equipment - 0.2%
American Power Conversion Corp.	696,847	17,742
Industrial Conglomerates - 2.8%
General Electric Co.	5,283,470	192,741
Siemens AG sponsored ADR	555,200	40,652
		233,393
Machinery - 0.8%
Caterpillar, Inc.	405,500	38,162
Joy Global, Inc.	699,623	26,264
		64,426
Marine - 0.1%
Alexander & Baldwin, Inc.	231,719	10,300
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	663,000	32,765
CSX Corp.	249,700	10,383
Norfolk Southern Corp.	857,000	27,355
Union Pacific Corp.	500,000	33,480
		103,983
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	1,202,237	$ 17,493
TOTAL INDUSTRIALS		956,416
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 5.9%
Alvarion Ltd. (a)	842,600	7,634
Andrew Corp. (a)	2,120,100	28,113
Avaya, Inc. (a)	2,999,602	27,446
Cisco Systems, Inc. (a)	9,045,800	175,308
Harris Corp.	1,558,900	44,803
Powerwave Technologies, Inc. (a)	2,520,047	23,008
QUALCOMM, Inc.	3,717,600	138,518
Research In Motion Ltd. (a)	435,610	36,287
Tekelec (a)	1,095,357	14,908
		496,025
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	1,665,066	66,120
Dell, Inc. (a)	4,419,940	176,311
EMC Corp. (a)	4,812,100	67,658
International Business Machines Corp.	3,930	297
Lexmark International, Inc. Class A (a)	185,200	12,675
Network Appliance, Inc. (a)	1,238,808	35,628
QLogic Corp. (a)	717,600	22,978
UNOVA, Inc. (a)	716,886	14,754
		396,421
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	685,618	29,063
Arrow Electronics, Inc. (a)	876,800	24,507
Hon Hai Precision Industries Co. Ltd.	6,082,442	31,901
Molex, Inc.	706,800	18,723
National Instruments Corp.	377,269	8,772
Solectron Corp. (a)	4,318,300	15,762
Symbol Technologies, Inc.	1,150,600	13,243
		141,971
Internet Software & Services - 1.9%
Digital River, Inc. (a)	830,950	22,868
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.)	234,000	$ 65,146
Yahoo!, Inc. (a)	1,810,496	67,350
		155,364
IT Services - 0.3%
BearingPoint, Inc. (a)	4,101,354	26,864
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	196,400	8,382
Semiconductors & Semiconductor Equipment - 9.7%
Agere Systems, Inc. (a)	1,521,279	20,689
Altera Corp. (a)	2,167,261	48,092
Analog Devices, Inc.	1,255,400	46,550
Applied Materials, Inc.	2,915,453	47,843
Applied Micro Circuits Corp. (a)	2,850,400	8,181
ASML Holding NV (NY Shares) (a)	1,184,124	19,088
Atmel Corp. (a)	3,688,100	11,064
Broadcom Corp. Class A (a)	474,200	16,829
Fairchild Semiconductor International, Inc. (a)	1,451,900	20,762
Freescale Semiconductor, Inc.:
Class A	1,628,500	32,896
Class B (a)	666,304	13,459
Integrated Circuit Systems, Inc. (a)	1,694,091	35,898
Intel Corp.	9,638,200	259,557
Intersil Corp. Class A	1,736,836	32,583
Novellus Systems, Inc. (a)	787,700	20,992
ON Semiconductor Corp. (a)	2,031,700	9,143
PMC-Sierra, Inc. (a)	3,320,200	29,118
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,637,150	33,498
Teradyne, Inc. (a)	1,346,800	17,522
United Microelectronics Corp. sponsored ADR (d)	8,526,965	31,891
Vitesse Semiconductor Corp. (a)	3,051,800	7,630
Xilinx, Inc.	1,620,300	44,963
		808,248
Software - 5.5%
Cadence Design Systems, Inc. (a)	561,800	7,848
Citrix Systems, Inc. (a)	709,756	17,857
Cognos, Inc. (a)	240,100	9,019
Kronos, Inc. (a)	560,013	25,290
Macrovision Corp. (a)	145,762	3,062
Microsoft Corp.	11,514,124	297,064
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp.	645,300	$ 24,618
Red Hat, Inc. (a)	762,200	9,634
SAP AG sponsored ADR	695,800	28,702
Take-Two Interactive Software, Inc. (a)	1,565,450	40,326
		463,420
TOTAL INFORMATION TECHNOLOGY		2,496,695
MATERIALS - 0.9%
Chemicals - 0.9%
Monsanto Co.	922,700	52,594
Syngenta AG sponsored ADR	1,309,800	27,034
		79,628
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	2,241,800	67,658
UTILITIES - 0.1%
Gas Utilities - 0.1%
Southern Union Co.	381,500	9,335
TOTAL COMMON STOCKS (Cost $8,059,171)		8,359,981
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e) (Cost $4,740)	664,000	571
Money Market Funds - 0.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	5,871,263	$ 5,871
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	47,796,982	47,797
TOTAL MONEY MARKET FUNDS (Cost $53,668)		53,668
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,117,579)		8,414,220
NET OTHER ASSETS - (0.3)%		(22,137)
NET ASSETS - 100%		$ 8,392,083
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $571,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,250
Geneprot, Inc. Series A	7/7/00	$ 3,652
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $2,941,935,000 of which $705,959,000 and $2,235,976,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,859) (cost $8,117,579) - See accompanying schedule		$ 8,414,220
Cash		80
Foreign currency held at value (cost $23,514)		23,505
Receivable for investments sold		42,694
Receivable for fund shares sold		8,441
Dividends receivable		11,083
Interest receivable		25
Prepaid expenses		26
Other affiliated receivables		46
Other receivables		2,793
Total assets		8,502,913

Liabilities
Payable for investments purchased	$ 19,913
Payable for fund shares redeemed	33,986
Accrued management fee	3,965
Distribution fees payable	3,029
Other affiliated payables	2,013
Other payables and accrued expenses	127
Collateral on securities loaned, at value	47,797
Total liabilities		110,830

Net Assets		$ 8,392,083
Net Assets consist of:
Paid in capital		$ 10,720,247
Accumulated net investment loss		(11,630)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,613,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,605
Net Assets		$ 8,392,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,169,256 ÷ 26,228 shares)	$ 44.58

Maximum offering price per share (100/94.25 of $44.58)	$ 47.30
Class T: Net Asset Value and redemption price per share ($4,240,679 ÷ 94,831 shares)	$ 44.72

Maximum offering price per share (100/96.50 of $44.72)	$ 46.34
Class B: Net Asset Value and offering price per share ($852,774 ÷ 20,257 shares) A	$ 42.10

Class C: Net Asset Value and offering price per share ($396,046 ÷ 9,266 shares) A	$ 42.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,733,328 ÷ 36,796 shares)	$ 47.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 44,071
Interest		459
Security lending		244
Total income		44,774

Expenses
Management fee	$ 26,345
Transfer agent fees	11,004
Distribution fees	19,878
Accounting and security lending fees	669
Independent trustees' compensation	23
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	133
Registration fees	121
Audit	55
Legal	16
Interest	46
Miscellaneous	253
Total expenses before reductions	58,549
Expense reductions	(2,306)	56,243
Net investment income (loss)		(11,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	410,633
Foreign currency transactions	1,370
Total net realized gain (loss)		412,003
Change in net unrealized appreciation (depreciation) on: Investment securities	(343,289)
Assets and liabilities in foreign currencies	(132)
Total change in net unrealized appreciation (depreciation)		(343,421)
Net gain (loss)		68,582
Net increase (decrease) in net assets resulting from operations		$ 57,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,469)	$ (12,570)
Net realized gain (loss)	412,003	1,146,578
Change in net unrealized appreciation (depreciation)	(343,421)	(898,046)
Net increase (decrease) in net assets resulting from operations	57,113	235,962
Share transactions - net increase (decrease)	(2,047,939)	(216,535)
Total increase (decrease) in net assets	(1,990,826)	19,427

Net Assets
Beginning of period	10,382,909	10,363,482
End of period (including accumulated net investment loss of $11,630 and accumulated net investment loss of $161, respectively)	$ 8,392,083	$ 10,382,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 44.21	$ 43.05	$ 36.42	$ 47.97	$ 62.16	$ 69.26
Income from Investment Operations
Net investment income (loss) E	(.02)	- F, H	(.06)	(.12)	(.11)	(.26)
Net realized and unrealized gain (loss)	.39	1.16	6.69	(11.43)	(10.63)	(1.18)
Total from investment operations	.37	1.16	6.63	(11.55)	(10.74)	(1.44)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.66)
Net asset value, end of period	$ 44.58	$ 44.21	$ 43.05	$ 36.42	$ 47.97	$ 62.16
Total Return B, C, D	.84%	2.69%	18.20%	(24.08)%	(18.27)%	(2.63)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.13% A	1.15%	1.18%	1.20%	1.12%	1.08%
Expenses net of voluntary waivers, if any	1.13% A	1.15%	1.18%	1.20%	1.12%	1.08%
Expenses net of all reductions	1.08% A	1.11%	1.14%	1.12%	1.09%	1.06%
Net investment income (loss)	(.11)% A	.01%	(.17)%	(.29)%	(.20)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,169	$ 1,127	$ 770	$ 560	$ 613	$ 656
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 44.39	$ 43.31	$ 36.71	$ 48.42	$ 62.88	$ 69.95
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08) F	(.13)	(.19)	(.20)	(.41)
Net realized and unrealized gain (loss)	.40	1.16	6.73	(11.52)	(10.81)	(1.19)
Total from investment operations	.33	1.08	6.60	(11.71)	(11.01)	(1.60)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.47)
Net asset value, end of period	$ 44.72	$ 44.39	$ 43.31	$ 36.71	$ 48.42	$ 62.88
Total Return B, C, D	.74%	2.49%	17.98%	(24.18)%	(18.51)%	(2.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.33% A	1.33%	1.36%	1.36%	1.29%	1.28%
Expenses net of voluntary waivers, if any	1.33% A	1.33%	1.36%	1.36%	1.29%	1.28%
Expenses net of all reductions	1.28% A	1.30%	1.32%	1.28%	1.26%	1.26%
Net investment income (loss)	(.31)% A	(.18)%	(.35)%	(.45)%	(.37)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,241	$ 5,055	$ 5,425	$ 4,792	$ 7,120	$ 9,169
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.12 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 41.91	$ 41.15	$ 35.08	$ 46.55	$ 60.93	$ 68.19
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33) F	(.33)	(.42)	(.50)	(.79)
Net realized and unrealized gain (loss)	.38	1.09	6.40	(11.05)	(10.43)	(1.11)
Total from investment operations	.19	.76	6.07	(11.47)	(10.93)	(1.90)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.36)
Net asset value, end of period	$ 42.10	$ 41.91	$ 41.15	$ 35.08	$ 46.55	$ 60.93
Total Return B, C, D	.45%	1.85%	17.30%	(24.64)%	(18.99)%	(3.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.96% A	2.02%	2.03%	1.99%	1.90%	1.84%
Expenses net of voluntary waivers, if any	1.94% A	1.95%	1.95%	1.95%	1.90%	1.84%
Expenses net of all reductions	1.89% A	1.92%	1.91%	1.88%	1.87%	1.83%
Net investment income (loss)	(.92)% A	(.80)%	(.94)%	(1.05)%	(.98)%	(1.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 853	$ 1,027	$ 1,205	$ 1,135	$ 1,775	$ 2,269
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 42.55	$ 41.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33) F	(.34)	(.41)	(.47)	(.78)
Net realized and unrealized gain (loss)	.38	1.11	6.50	(11.21)	(10.60)	(1.13)
Total from investment operations	.19	.78	6.16	(11.62)	(11.07)	(1.91)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.41)
Net asset value, end of period	$ 42.74	$ 42.55	$ 41.77	$ 35.61	$ 47.23	$ 61.75
Total Return B, C, D	.45%	1.87%	17.30%	(24.60)%	(18.97)%	(3.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.93% A	1.93%	1.94%	1.92%	1.84%	1.81%
Expenses net of voluntary waivers, if any	1.93% A	1.93%	1.94%	1.92%	1.84%	1.81%
Expenses net of all reductions	1.88% A	1.90%	1.90%	1.85%	1.81%	1.80%
Net investment income (loss)	(.91)% A	(.78)%	(.93)%	(1.02)%	(.92)%	(1.11)%
Supplemental Data
Net assets, end of period (in millions)	$ 396	$ 481	$ 547	$ 504	$ 757	$ 901
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 46.63	$ 45.24	$ 38.11	$ 49.97	$ 64.43	$ 71.49
Income from Investment Operations
Net investment income (loss) D	.06	.18 E	.10	.06	.09	(.05)
Net realized and unrealized gain (loss)	.42	1.21	7.03	(11.92)	(11.10)	(1.24)
Total from investment operations	.48	1.39	7.13	(11.86)	(11.01)	(1.29)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.77)
Net asset value, end of period	$ 47.11	$ 46.63	$ 45.24	$ 38.11	$ 49.97	$ 64.43
Total Return B, C	1.03%	3.07%	18.71%	(23.73)%	(18.04)%	(2.33)%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.76%	.76%	.76%	.75%	.77%
Expenses net of voluntary waivers, if any	.77% A	.76%	.76%	.76%	.75%	.77%
Expenses net of all reductions	.73% A	.73%	.72%	.68%	.72%	.75%
Net investment income (loss)	.25% A	.39%	.25%	.15%	.17%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,733	$ 2,692	$ 2,417	$ 1,972	$ 1,941	$ 1,745
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 797,282
Unrealized depreciation	(576,842)
Net unrealized appreciation (depreciation)	$ 220,440
Cost for federal income tax purposes	$ 8,193,780

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,685,261 and $5,513,364, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,423	$ 5
Class T	.25%	.25%	11,602	78
Class B	.75%	.25%	4,685	3,520
Class C	.75%	.25%	2,168	195
			$ 19,878	$ 3,798

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	69
Class B*	1,246
Class C*	22
$ 1,420

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,600	.28*
Class T	5,226	.23*
Class B	1,666	.36*
Class C	720	.33*
Institutional Class	1,792	.17*
	$ 11,004

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $431 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $250 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 18,646	2.80%	$ -	$ 46

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95% - 2.00%*	$ 84

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,199 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	19
Class C	1
$ 22

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	5,989	13,304	$ 264,189	$ 581,951
Shares redeemed	(5,267)	(5,676)	(233,352)	(247,356)
Net increase (decrease)	722	7,628	$ 30,837	$ 334,595
Class T
Shares sold	8,535	26,777	$ 378,316	$ 1,186,255
Shares redeemed	(27,602)	(38,146)	(1,217,670)	(1,674,324)
Net increase (decrease)	(19,067)	(11,369)	$ (839,354)	$ (488,069)
Class B
Shares sold	398	1,609	$ 16,606	$ 67,809
Shares redeemed	(4,643)	(6,380)	(193,707)	(264,087)
Net increase (decrease)	(4,245)	(4,771)	$ (177,101)	$ (196,278)
Class C
Shares sold	577	2,102	$ 24,515	$ 89,590
Shares redeemed	(2,609)	(3,891)	(110,805)	(162,945)
Net increase (decrease)	(2,032)	(1,789)	$ (86,290)	$ (73,355)
Institutional Class
Shares sold	5,873	19,313	$ 273,335	$ 893,697
Shares redeemed	(26,820)	(14,999)	(1,249,366)	(687,125)
Net increase (decrease)	(20,947)	4,314	$ (976,031)	$ 206,572

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPG-USAN-0705
1.786783.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Equity Growth

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,008.40	$ 5.66
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.69
Class T
Actual	$ 1,000.00	$ 1,007.40	$ 6.66
Hypothetical A	$ 1,000.00	$ 1,018.30	$ 6.69
Class B
Actual	$ 1,000.00	$ 1,004.50	$ 9.70
Hypothetical A	$ 1,000.00	$ 1,015.26	$ 9.75
Class C
Actual	$ 1,000.00	$ 1,004.50	$ 9.65
Hypothetical A	$ 1,000.00	$ 1,015.31	$ 9.70
Institutional Class
Actual	$ 1,000.00	$ 1,010.30	$ 3.86
Hypothetical A	$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.13%
Class T	1.33%
Class B	1.94%
Class C	1.93%
Institutional Class	.77%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.7	2.7
Microsoft Corp.	3.5	2.5
Intel Corp.	3.1	2.5
Wal-Mart Stores, Inc.	2.6	2.4
General Electric Co.	2.3	1.8
Dell, Inc.	2.1	2.1
Cisco Systems, Inc.	2.1	2.2
American International Group, Inc.	2.0	1.7
PepsiCo, Inc.	1.9	1.5
Pfizer, Inc.	1.9	2.7
	25.2
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.8	33.7
Health Care	19.6	19.1
Consumer Staples	13.8	6.5
Industrials	11.4	10.9
Consumer Discretionary	10.9	12.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.6%		Stocks 97.5%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	7.9%	** Foreign investments	8.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.9%
Diversified Consumer Services - 0.6%
Weight Watchers International, Inc. (a)	1,015,500	$ 49,404
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. unit	468,000	24,757
McDonald's Corp.	359,800	11,132
Royal Caribbean Cruises Ltd.	491,000	22,640
		58,529
Household Durables - 0.2%
Tempur-Pedic International, Inc. (a)	664,800	15,510
Internet & Catalog Retail - 1.1%
eBay, Inc. (a)	2,380,500	90,483
Priceline.com, Inc. (a)	172,900	4,141
		94,624
Media - 3.9%
E.W. Scripps Co. Class A	790,200	40,379
Gestevision Telecinco SA	199,389	4,623
Getty Images, Inc. (a)	228,937	17,134
Lamar Advertising Co. Class A (a)	937,240	39,195
Omnicom Group, Inc.	497,600	40,748
Pixar (a)	189,014	9,967
SBS Broadcasting SA (a)	519,176	22,953
Viacom, Inc. Class B (non-vtg.)	1,006,300	34,506
Walt Disney Co.	1,538,900	42,227
Warner Music Group Corp.	495,700	8,129
WPP Group PLC sponsored ADR	470,100	24,991
XM Satellite Radio Holdings, Inc. Class A (a)	1,316,116	42,260
		327,112
Multiline Retail - 1.8%
Dollar General Corp.	1,271,500	24,934
Dollar Tree Stores, Inc. (a)	1,319,800	32,731
Family Dollar Stores, Inc.	812,500	20,857
Fred's, Inc. Class A	1,812,256	26,876
Nordstrom, Inc.	764,800	46,683
		152,081
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	696,700	28,321
Foot Locker, Inc.	1,331,220	35,158
GameStop Corp. Class A (a)	216,000	6,299
Guitar Center, Inc. (a)	389,800	22,215
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	810,550	$ 31,895
RadioShack Corp.	925,900	23,296
Staples, Inc.	2,143,950	46,159
		193,343
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	535,900	25,000
TOTAL CONSUMER DISCRETIONARY		915,603
CONSUMER STAPLES - 13.8%
Beverages - 2.2%
Brown-Forman Corp. Class B (non-vtg.)	347,100	20,694
PepsiCo, Inc.	2,853,385	160,531
		181,225
Food & Staples Retailing - 4.3%
7-Eleven, Inc. (a)	372,400	11,116
CVS Corp.	626,900	34,385
Longs Drug Stores Corp.	306,100	12,562
Wal-Mart Stores, Inc.	4,625,100	218,443
Walgreen Co.	1,904,800	86,364
		362,870
Food Products - 4.6%
Archer-Daniels-Midland Co.	2,271,500	45,089
Bunge Ltd.	614,700	38,136
Campbell Soup Co.	1,117,800	34,685
ConAgra Foods, Inc.	859,600	22,479
Corn Products International, Inc.	1,252,900	27,677
General Mills, Inc.	886,700	43,892
Groupe Danone	101,700	9,355
Groupe Danone sponsored ADR	947,900	17,441
Hershey Co.	654,700	42,038
Kellogg Co.	1,031,300	46,914
Ralcorp Holdings, Inc.	175,600	6,697
The J.M. Smucker Co.	393,100	19,580
Wm. Wrigley Jr. Co.	496,500	33,896
		387,879
Household Products - 1.4%
Church & Dwight Co., Inc.	877,800	31,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Clorox Co.	665,100	$ 38,848
Colgate-Palmolive Co.	954,500	47,696
		118,285
Personal Products - 0.9%
Avon Products, Inc.	842,000	33,461
Gillette Co.	836,600	44,122
		77,583
Tobacco - 0.4%
Altria Group, Inc.	503,100	33,778
TOTAL CONSUMER STAPLES		1,161,620
ENERGY - 5.1%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	1,177,130	54,372
Halliburton Co.	1,175,600	50,245
National Oilwell Varco, Inc. (a)	828,500	37,283
Noble Corp.	184,000	10,418
Schlumberger Ltd. (NY Shares)	513,900	35,135
Smith International, Inc.	450,700	26,483
Transocean, Inc. (a)	300,900	14,988
Weatherford International Ltd. (a)	567,100	29,812
		258,736
Oil, Gas & Consumable Fuels - 2.0%
Arch Coal, Inc.	240,700	11,662
Ashland, Inc.	121,300	8,285
BG Group PLC sponsored ADR (d)	658,300	25,239
CONSOL Energy, Inc.	340,800	16,307
Massey Energy Co.	541,600	21,897
Premcor, Inc.	584,000	39,636
Tesoro Petroleum Corp. (a)	484,900	21,142
Valero Energy Corp.	310,700	21,320
		165,488
TOTAL ENERGY		424,224
FINANCIALS - 7.2%
Capital Markets - 1.7%
E*TRADE Financial Corp. (a)	2,337,800	28,872
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	179,900	$ 17,540
Greenhill & Co., Inc.	148,100	5,284
Lazard Ltd. Class A	102,700	2,223
Merrill Lynch & Co., Inc.	471,000	25,556
Morgan Stanley	789,500	38,654
Nomura Holdings, Inc.	1,768,000	22,383
		140,512
Commercial Banks - 0.3%
UCBH Holdings, Inc.	1,151,445	19,690
Consumer Finance - 1.8%
American Express Co.	2,165,212	116,597
Capital One Financial Corp. (d)	149,900	11,302
MBNA Corp.	1,105,970	23,325
		151,224
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	774,664	27,694
Insurance - 3.1%
AFLAC, Inc.	1,447,400	60,139
American International Group, Inc.	3,038,299	168,778
Prudential Financial, Inc.	534,500	33,839
		262,756
TOTAL FINANCIALS		601,876
HEALTH CARE - 19.6%
Biotechnology - 2.7%
Amgen, Inc. (a)	949,590	59,425
Eyetech Pharmaceuticals, Inc. (a)(d)	14,900	191
Genentech, Inc. (a)	861,200	68,250
Genzyme Corp. (a)	756,500	47,198
ImClone Systems, Inc. (a)	797,400	26,426
Millennium Pharmaceuticals, Inc. (a)	33,471	280
QLT, Inc. (a)	751,000	7,778
Tanox, Inc. (a)	1,042,800	10,324
Telik, Inc. (a)	483,500	6,895
		226,767
Health Care Equipment & Supplies - 4.2%
Alcon, Inc.	450,400	46,062
Baxter International, Inc.	2,006,700	74,047
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Beckman Coulter, Inc.	414,800	$ 29,061
Becton, Dickinson & Co.	896,500	51,504
C.R. Bard, Inc.	593,300	40,493
Dade Behring Holdings, Inc.	485,400	32,449
Medtronic, Inc.	884,570	47,546
Waters Corp. (a)	854,600	33,201
		354,363
Health Care Providers & Services - 2.3%
Community Health Systems, Inc. (a)	931,600	33,882
HCA, Inc.	364,200	19,667
Health Management Associates, Inc. Class A	1,400,000	35,308
Triad Hospitals, Inc. (a)	710,900	36,057
UnitedHealth Group, Inc.	667,800	32,442
WebMD Corp. (a)	3,426,000	32,307
		189,663
Pharmaceuticals - 10.4%
Abbott Laboratories	2,710,700	130,764
Barr Pharmaceuticals, Inc. (a)	935,803	47,558
Eli Lilly & Co.	768,100	44,780
Johnson & Johnson	4,652,780	312,205
MGI Pharma, Inc. (a)	910,700	21,128
Pfizer, Inc.	5,693,765	158,856
Roche Holding AG (participation certificate)	221,071	27,875
Schering-Plough Corp.	4,755,200	92,726
Wyeth	927,860	40,241
		876,133
TOTAL HEALTH CARE		1,646,926
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.9%
EADS NV (d)	884,700	26,161
General Dynamics Corp.	287,900	31,087
Goodrich Corp.	507,720	21,253
Lockheed Martin Corp.	720,680	46,765
Precision Castparts Corp.	408,526	31,755
Rolls-Royce Group PLC	1,926,500	9,495
The Boeing Co.	1,160,700	74,169
		240,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.4%
EGL, Inc. (a)	119,800	$ 2,280
FedEx Corp.	586,700	52,463
Forward Air Corp.	171,300	4,599
United Parcel Service, Inc. Class B	402,600	29,651
UTI Worldwide, Inc.	385,489	28,430
		117,423
Commercial Services & Supplies - 1.7%
Cintas Corp.	905,280	36,546
Equifax, Inc.	829,800	28,786
Herman Miller, Inc.	832,900	24,246
Monster Worldwide, Inc. (a)	638,620	16,847
Robert Half International, Inc.	1,389,000	34,642
		141,067
Construction & Engineering - 0.1%
Washington Group International, Inc. (a)	206,300	9,904
Electrical Equipment - 0.2%
American Power Conversion Corp.	696,847	17,742
Industrial Conglomerates - 2.8%
General Electric Co.	5,283,470	192,741
Siemens AG sponsored ADR	555,200	40,652
		233,393
Machinery - 0.8%
Caterpillar, Inc.	405,500	38,162
Joy Global, Inc.	699,623	26,264
		64,426
Marine - 0.1%
Alexander & Baldwin, Inc.	231,719	10,300
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	663,000	32,765
CSX Corp.	249,700	10,383
Norfolk Southern Corp.	857,000	27,355
Union Pacific Corp.	500,000	33,480
		103,983
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	1,202,237	$ 17,493
TOTAL INDUSTRIALS		956,416
INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 5.9%
Alvarion Ltd. (a)	842,600	7,634
Andrew Corp. (a)	2,120,100	28,113
Avaya, Inc. (a)	2,999,602	27,446
Cisco Systems, Inc. (a)	9,045,800	175,308
Harris Corp.	1,558,900	44,803
Powerwave Technologies, Inc. (a)	2,520,047	23,008
QUALCOMM, Inc.	3,717,600	138,518
Research In Motion Ltd. (a)	435,610	36,287
Tekelec (a)	1,095,357	14,908
		496,025
Computers & Peripherals - 4.7%
Apple Computer, Inc. (a)	1,665,066	66,120
Dell, Inc. (a)	4,419,940	176,311
EMC Corp. (a)	4,812,100	67,658
International Business Machines Corp.	3,930	297
Lexmark International, Inc. Class A (a)	185,200	12,675
Network Appliance, Inc. (a)	1,238,808	35,628
QLogic Corp. (a)	717,600	22,978
UNOVA, Inc. (a)	716,886	14,754
		396,421
Electronic Equipment & Instruments - 1.7%
Amphenol Corp. Class A	685,618	29,063
Arrow Electronics, Inc. (a)	876,800	24,507
Hon Hai Precision Industries Co. Ltd.	6,082,442	31,901
Molex, Inc.	706,800	18,723
National Instruments Corp.	377,269	8,772
Solectron Corp. (a)	4,318,300	15,762
Symbol Technologies, Inc.	1,150,600	13,243
		141,971
Internet Software & Services - 1.9%
Digital River, Inc. (a)	830,950	22,868
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.)	234,000	$ 65,146
Yahoo!, Inc. (a)	1,810,496	67,350
		155,364
IT Services - 0.3%
BearingPoint, Inc. (a)	4,101,354	26,864
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	196,400	8,382
Semiconductors & Semiconductor Equipment - 9.7%
Agere Systems, Inc. (a)	1,521,279	20,689
Altera Corp. (a)	2,167,261	48,092
Analog Devices, Inc.	1,255,400	46,550
Applied Materials, Inc.	2,915,453	47,843
Applied Micro Circuits Corp. (a)	2,850,400	8,181
ASML Holding NV (NY Shares) (a)	1,184,124	19,088
Atmel Corp. (a)	3,688,100	11,064
Broadcom Corp. Class A (a)	474,200	16,829
Fairchild Semiconductor International, Inc. (a)	1,451,900	20,762
Freescale Semiconductor, Inc.:
Class A	1,628,500	32,896
Class B (a)	666,304	13,459
Integrated Circuit Systems, Inc. (a)	1,694,091	35,898
Intel Corp.	9,638,200	259,557
Intersil Corp. Class A	1,736,836	32,583
Novellus Systems, Inc. (a)	787,700	20,992
ON Semiconductor Corp. (a)	2,031,700	9,143
PMC-Sierra, Inc. (a)	3,320,200	29,118
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,637,150	33,498
Teradyne, Inc. (a)	1,346,800	17,522
United Microelectronics Corp. sponsored ADR (d)	8,526,965	31,891
Vitesse Semiconductor Corp. (a)	3,051,800	7,630
Xilinx, Inc.	1,620,300	44,963
		808,248
Software - 5.5%
Cadence Design Systems, Inc. (a)	561,800	7,848
Citrix Systems, Inc. (a)	709,756	17,857
Cognos, Inc. (a)	240,100	9,019
Kronos, Inc. (a)	560,013	25,290
Macrovision Corp. (a)	145,762	3,062
Microsoft Corp.	11,514,124	297,064
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
NAVTEQ Corp.	645,300	$ 24,618
Red Hat, Inc. (a)	762,200	9,634
SAP AG sponsored ADR	695,800	28,702
Take-Two Interactive Software, Inc. (a)	1,565,450	40,326
		463,420
TOTAL INFORMATION TECHNOLOGY		2,496,695
MATERIALS - 0.9%
Chemicals - 0.9%
Monsanto Co.	922,700	52,594
Syngenta AG sponsored ADR	1,309,800	27,034
		79,628
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	2,241,800	67,658
UTILITIES - 0.1%
Gas Utilities - 0.1%
Southern Union Co.	381,500	9,335
TOTAL COMMON STOCKS (Cost $8,059,171)		8,359,981
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e) (Cost $4,740)	664,000	571
Money Market Funds - 0.7%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	5,871,263	$ 5,871
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	47,796,982	47,797
TOTAL MONEY MARKET FUNDS (Cost $53,668)		53,668
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $8,117,579)		8,414,220
NET OTHER ASSETS - (0.3)%		(22,137)
NET ASSETS - 100%		$ 8,392,083
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $571,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,250
Geneprot, Inc. Series A	7/7/00	$ 3,652
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $2,941,935,000 of which $705,959,000 and $2,235,976,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $45,859) (cost $8,117,579) - See accompanying schedule		$ 8,414,220
Cash		80
Foreign currency held at value (cost $23,514)		23,505
Receivable for investments sold		42,694
Receivable for fund shares sold		8,441
Dividends receivable		11,083
Interest receivable		25
Prepaid expenses		26
Other affiliated receivables		46
Other receivables		2,793
Total assets		8,502,913

Liabilities
Payable for investments purchased	$ 19,913
Payable for fund shares redeemed	33,986
Accrued management fee	3,965
Distribution fees payable	3,029
Other affiliated payables	2,013
Other payables and accrued expenses	127
Collateral on securities loaned, at value	47,797
Total liabilities		110,830

Net Assets		$ 8,392,083
Net Assets consist of:
Paid in capital		$ 10,720,247
Accumulated net investment loss		(11,630)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,613,139)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		296,605
Net Assets		$ 8,392,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,169,256 ÷ 26,228 shares)	$ 44.58

Maximum offering price per share (100/94.25 of $44.58)	$ 47.30
Class T: Net Asset Value and redemption price per share ($4,240,679 ÷ 94,831 shares)	$ 44.72

Maximum offering price per share (100/96.50 of $44.72)	$ 46.34
Class B: Net Asset Value and offering price per share ($852,774 ÷ 20,257 shares) A	$ 42.10

Class C: Net Asset Value and offering price per share ($396,046 ÷ 9,266 shares) A	$ 42.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,733,328 ÷ 36,796 shares)	$ 47.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 44,071
Interest		459
Security lending		244
Total income		44,774

Expenses
Management fee	$ 26,345
Transfer agent fees	11,004
Distribution fees	19,878
Accounting and security lending fees	669
Independent trustees' compensation	23
Appreciation in deferred trustee compensation account	6
Custodian fees and expenses	133
Registration fees	121
Audit	55
Legal	16
Interest	46
Miscellaneous	253
Total expenses before reductions	58,549
Expense reductions	(2,306)	56,243
Net investment income (loss)		(11,469)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	410,633
Foreign currency transactions	1,370
Total net realized gain (loss)		412,003
Change in net unrealized appreciation (depreciation) on: Investment securities	(343,289)
Assets and liabilities in foreign currencies	(132)
Total change in net unrealized appreciation (depreciation)		(343,421)
Net gain (loss)		68,582
Net increase (decrease) in net assets resulting from operations		$ 57,113

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (11,469)	$ (12,570)
Net realized gain (loss)	412,003	1,146,578
Change in net unrealized appreciation (depreciation)	(343,421)	(898,046)
Net increase (decrease) in net assets resulting from operations	57,113	235,962
Share transactions - net increase (decrease)	(2,047,939)	(216,535)
Total increase (decrease) in net assets	(1,990,826)	19,427

Net Assets
Beginning of period	10,382,909	10,363,482
End of period (including accumulated net investment loss of $11,630 and accumulated net investment loss of $161, respectively)	$ 8,392,083	$ 10,382,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 44.21	$ 43.05	$ 36.42	$ 47.97	$ 62.16	$ 69.26
Income from Investment Operations
Net investment income (loss) E	(.02)	- F, H	(.06)	(.12)	(.11)	(.26)
Net realized and unrealized gain (loss)	.39	1.16	6.69	(11.43)	(10.63)	(1.18)
Total from investment operations	.37	1.16	6.63	(11.55)	(10.74)	(1.44)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.66)
Net asset value, end of period	$ 44.58	$ 44.21	$ 43.05	$ 36.42	$ 47.97	$ 62.16
Total Return B, C, D	.84%	2.69%	18.20%	(24.08)%	(18.27)%	(2.63)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.13% A	1.15%	1.18%	1.20%	1.12%	1.08%
Expenses net of voluntary waivers, if any	1.13% A	1.15%	1.18%	1.20%	1.12%	1.08%
Expenses net of all reductions	1.08% A	1.11%	1.14%	1.12%	1.09%	1.06%
Net investment income (loss)	(.11)% A	.01%	(.17)%	(.29)%	(.20)%	(.37)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,169	$ 1,127	$ 770	$ 560	$ 613	$ 656
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 44.39	$ 43.31	$ 36.71	$ 48.42	$ 62.88	$ 69.95
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08) F	(.13)	(.19)	(.20)	(.41)
Net realized and unrealized gain (loss)	.40	1.16	6.73	(11.52)	(10.81)	(1.19)
Total from investment operations	.33	1.08	6.60	(11.71)	(11.01)	(1.60)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.47)
Net asset value, end of period	$ 44.72	$ 44.39	$ 43.31	$ 36.71	$ 48.42	$ 62.88
Total Return B, C, D	.74%	2.49%	17.98%	(24.18)%	(18.51)%	(2.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.33% A	1.33%	1.36%	1.36%	1.29%	1.28%
Expenses net of voluntary waivers, if any	1.33% A	1.33%	1.36%	1.36%	1.29%	1.28%
Expenses net of all reductions	1.28% A	1.30%	1.32%	1.28%	1.26%	1.26%
Net investment income (loss)	(.31)% A	(.18)%	(.35)%	(.45)%	(.37)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,241	$ 5,055	$ 5,425	$ 4,792	$ 7,120	$ 9,169
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.12 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 41.91	$ 41.15	$ 35.08	$ 46.55	$ 60.93	$ 68.19
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33) F	(.33)	(.42)	(.50)	(.79)
Net realized and unrealized gain (loss)	.38	1.09	6.40	(11.05)	(10.43)	(1.11)
Total from investment operations	.19	.76	6.07	(11.47)	(10.93)	(1.90)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.36)
Net asset value, end of period	$ 42.10	$ 41.91	$ 41.15	$ 35.08	$ 46.55	$ 60.93
Total Return B, C, D	.45%	1.85%	17.30%	(24.64)%	(18.99)%	(3.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.96% A	2.02%	2.03%	1.99%	1.90%	1.84%
Expenses net of voluntary waivers, if any	1.94% A	1.95%	1.95%	1.95%	1.90%	1.84%
Expenses net of all reductions	1.89% A	1.92%	1.91%	1.88%	1.87%	1.83%
Net investment income (loss)	(.92)% A	(.80)%	(.94)%	(1.05)%	(.98)%	(1.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 853	$ 1,027	$ 1,205	$ 1,135	$ 1,775	$ 2,269
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 42.55	$ 41.77	$ 35.61	$ 47.23	$ 61.75	$ 69.07
Income from Investment Operations
Net investment income (loss) E	(.19)	(.33) F	(.34)	(.41)	(.47)	(.78)
Net realized and unrealized gain (loss)	.38	1.11	6.50	(11.21)	(10.60)	(1.13)
Total from investment operations	.19	.78	6.16	(11.62)	(11.07)	(1.91)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.41)
Net asset value, end of period	$ 42.74	$ 42.55	$ 41.77	$ 35.61	$ 47.23	$ 61.75
Total Return B, C, D	.45%	1.87%	17.30%	(24.60)%	(18.97)%	(3.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.93% A	1.93%	1.94%	1.92%	1.84%	1.81%
Expenses net of voluntary waivers, if any	1.93% A	1.93%	1.94%	1.92%	1.84%	1.81%
Expenses net of all reductions	1.88% A	1.90%	1.90%	1.85%	1.81%	1.80%
Net investment income (loss)	(.91)% A	(.78)%	(.93)%	(1.02)%	(.92)%	(1.11)%
Supplemental Data
Net assets, end of period (in millions)	$ 396	$ 481	$ 547	$ 504	$ 757	$ 901
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 46.63	$ 45.24	$ 38.11	$ 49.97	$ 64.43	$ 71.49
Income from Investment Operations
Net investment income (loss) D	.06	.18 E	.10	.06	.09	(.05)
Net realized and unrealized gain (loss)	.42	1.21	7.03	(11.92)	(11.10)	(1.24)
Total from investment operations	.48	1.39	7.13	(11.86)	(11.01)	(1.29)
Distributions from net realized gain	-	-	-	-	(3.45)	(5.77)
Net asset value, end of period	$ 47.11	$ 46.63	$ 45.24	$ 38.11	$ 49.97	$ 64.43
Total Return B, C	1.03%	3.07%	18.71%	(23.73)%	(18.04)%	(2.33)%
Ratios to Average Net Assets F
Expenses before expense reductions	.77% A	.76%	.76%	.76%	.75%	.77%
Expenses net of voluntary waivers, if any	.77% A	.76%	.76%	.76%	.75%	.77%
Expenses net of all reductions	.73% A	.73%	.72%	.68%	.72%	.75%
Net investment income (loss)	.25% A	.39%	.25%	.15%	.17%	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,733	$ 2,692	$ 2,417	$ 1,972	$ 1,941	$ 1,745
Portfolio turnover rate	80% A	75%	62%	93%	106%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.12 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 797,282
Unrealized depreciation	(576,842)
Net unrealized appreciation (depreciation)	$ 220,440
Cost for federal income tax purposes	$ 8,193,780

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,685,261 and $5,513,364, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,423	$ 5
Class T	.25%	.25%	11,602	78
Class B	.75%	.25%	4,685	3,520
Class C	.75%	.25%	2,168	195
			$ 19,878	$ 3,798

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 83
Class T	69
Class B*	1,246
Class C*	22
$ 1,420

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,600	.28*
Class T	5,226	.23*
Class B	1,666	.36*
Class C	720	.33*
Institutional Class	1,792	.17*
	$ 11,004

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $431 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $250 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 18,646	2.80%	$ -	$ 46

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	1.95% - 2.00%*	$ 84

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,199 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 2
Class T	19
Class C	1
$ 22

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	5,989	13,304	$ 264,189	$ 581,951
Shares redeemed	(5,267)	(5,676)	(233,352)	(247,356)
Net increase (decrease)	722	7,628	$ 30,837	$ 334,595
Class T
Shares sold	8,535	26,777	$ 378,316	$ 1,186,255
Shares redeemed	(27,602)	(38,146)	(1,217,670)	(1,674,324)
Net increase (decrease)	(19,067)	(11,369)	$ (839,354)	$ (488,069)
Class B
Shares sold	398	1,609	$ 16,606	$ 67,809
Shares redeemed	(4,643)	(6,380)	(193,707)	(264,087)
Net increase (decrease)	(4,245)	(4,771)	$ (177,101)	$ (196,278)
Class C
Shares sold	577	2,102	$ 24,515	$ 89,590
Shares redeemed	(2,609)	(3,891)	(110,805)	(162,945)
Net increase (decrease)	(2,032)	(1,789)	$ (86,290)	$ (73,355)
Institutional Class
Shares sold	5,873	19,313	$ 273,335	$ 893,697
Shares redeemed	(26,820)	(14,999)	(1,249,366)	(687,125)
Net increase (decrease)	(20,947)	4,314	$ (976,031)	$ 206,572

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPGI-USAN-0705
1.786784.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,027.00	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,025.80	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class B
Actual	$ 1,000.00	$ 1,022.60	$ 9.28
HypotheticalA	$ 1,000.00	$ 1,015.76	$ 9.25
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,023.10	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,029.00	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.59	$ 3.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.21%
Class B	1.84%
Class C	1.78%
Institutional Class	.67%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.2	4.0
Citigroup, Inc.	3.2	3.2
American International Group, Inc.	2.8	3.6
Bank of America Corp.	2.5	2.6
Altria Group, Inc.	1.9	1.3
BellSouth Corp.	1.9	1.9
International Business Machines Corp.	1.6	1.2
Kimberly-Clark Corp.	1.5	0.9
General Electric Co.	1.5	1.5
Microsoft Corp.	1.5	1.6
	23.6
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	25.3
Information Technology	15.2	13.1
Consumer Discretionary	13.9	14.0
Energy	11.6	9.3
Consumer Staples	9.7	8.7
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 98.9%		Stocks 97.7%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	4.5%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	560,000	$ 11,407
Automobiles - 0.3%
Harley-Davidson, Inc.	440,000	21,573
Diversified Consumer Services - 0.2%
Regis Corp.	140,000	5,289
Weight Watchers International, Inc. (a)	220,000	10,703
		15,992
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	120,000	4,514
California Pizza Kitchen, Inc. (a)(e)	1,540,000	36,960
GTECH Holdings Corp.	680,000	19,203
McDonald's Corp.	1,100,000	34,034
O'Charleys, Inc. (a)	420,000	7,799
Outback Steakhouse, Inc.	260,000	11,505
Royal Caribbean Cruises Ltd.	280,000	12,911
Ruby Tuesday, Inc.	540,000	13,657
Sonic Corp. (a)	230,000	7,820
		148,403
Household Durables - 0.6%
Blyth, Inc.	200,000	5,668
D.R. Horton, Inc.	319,999	11,062
Hunter Douglas NV	100,000	5,178
Leggett & Platt, Inc.	180,000	4,795
Lennar Corp. Class A	140,000	8,121
Maytag Corp.	400,000	5,836
		40,660
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	240,000	8,522
Leisure Equipment & Products - 0.5%
Brunswick Corp.	380,000	16,355
Eastman Kodak Co.	520,000	13,666
Oakley, Inc.	120,000	1,764
		31,785
Media - 5.5%
Belo Corp. Series A	1,300,000	31,954
Comcast Corp.:
Class A (a)	380,000	12,236
Class A (special) (a)	220,000	6,961
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A	140,000	$ 4,116
Gannett Co., Inc.	140,000	10,424
Journal Communications, Inc. Class A	1,260,000	21,105
Knight-Ridder, Inc.	100,000	6,308
McGraw-Hill Companies, Inc.	240,000	10,478
Meredith Corp.	740,000	36,704
News Corp. Class A	1,346,400	21,717
Omnicom Group, Inc.	40,000	3,276
The Reader's Digest Association, Inc. (non-vtg.)	441,000	7,471
Time Warner, Inc. (a)	2,900,000	50,460
Tribune Co.	840,000	30,391
Viacom, Inc. Class B (non-vtg.)	1,900,000	65,151
Walt Disney Co.	1,700,000	46,648
		365,400
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	680,000	16,864
Nordstrom, Inc.	300,000	18,312
Target Corp.	180,000	9,666
		44,842
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	260,000	14,906
American Eagle Outfitters, Inc.	260,000	7,358
Big 5 Sporting Goods Corp.	490,000	12,784
Borders Group, Inc.	840,000	21,244
Cost Plus, Inc. (a)	100,000	2,326
Home Depot, Inc.	220,000	8,657
Hot Topic, Inc. (a)	400,000	8,588
Linens 'N Things, Inc. (a)	1,580,000	38,505
Office Depot, Inc. (a)	240,000	4,733
RadioShack Corp.	680,000	17,109
Sharper Image Corp. (a)	160,000	2,126
Sherwin-Williams Co.	400,000	17,780
Sports Authority, Inc. (a)(d)	703,800	22,522
Staples, Inc.	300,000	6,459
West Marine, Inc. (a)(d)	480,000	7,963
		193,060
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)(d)	100,000	$ 2,422
Liz Claiborne, Inc.	1,220,000	45,811
		48,233
TOTAL CONSUMER DISCRETIONARY		929,877
CONSUMER STAPLES - 9.7%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	660,000	30,921
Coca-Cola Enterprises, Inc.	180,000	3,938
Cott Corp. (a)	500,000	11,154
The Coca-Cola Co.	2,000,000	89,260
		135,273
Food & Staples Retailing - 1.7%
Albertsons, Inc. (d)	1,200,000	25,188
Costco Wholesale Corp.	100,000	4,542
CVS Corp.	560,000	30,716
Safeway, Inc. (a)	900,000	19,809
Wal-Mart Stores, Inc.	640,000	30,227
		110,482
Food Products - 0.9%
Del Monte Foods Co. (a)	420,000	4,385
H.J. Heinz Co.	180,000	6,547
Hershey Co.	220,000	14,126
Kellogg Co.	200,000	9,098
Kraft Foods, Inc. Class A	500,000	16,220
The J.M. Smucker Co.	40,000	1,992
Wm. Wrigley Jr. Co.	160,000	10,923
		63,291
Household Products - 2.4%
Clorox Co.	100,000	5,841
Colgate-Palmolive Co.	840,000	41,975
Kimberly-Clark Corp.	1,600,000	102,928
Procter & Gamble Co.	220,000	12,133
		162,877
Personal Products - 0.8%
Avon Products, Inc.	160,000	6,358
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	380,000	$ 14,854
Gillette Co.	560,000	29,534
		50,746
Tobacco - 1.9%
Altria Group, Inc.	1,900,000	127,566
TOTAL CONSUMER STAPLES		650,235
ENERGY - 11.6%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	500,000	23,095
BJ Services Co.	1,100,000	55,385
ENSCO International, Inc.	340,000	11,322
Halliburton Co.	1,000,000	42,740
Input/Output, Inc. (a)(d)	1,200,000	7,116
Nabors Industries Ltd. (a)	220,000	12,124
National Oilwell Varco, Inc. (a)	518,506	23,333
Schlumberger Ltd. (NY Shares)	480,000	32,818
		207,933
Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	140,000	8,226
BP PLC sponsored ADR	1,100,000	66,220
ChevronTexaco Corp.	1,680,000	90,350
ConocoPhillips	380,000	40,979
Exxon Mobil Corp.	6,200,000	348,439
Teekay Shipping Corp.	140,000	5,947
Valero Energy Corp.	200,000	13,724
		573,885
TOTAL ENERGY		781,818
FINANCIALS - 23.8%
Capital Markets - 4.5%
Bank of New York Co., Inc.	580,000	16,716
Charles Schwab Corp.	1,100,000	12,474
Federated Investors, Inc. Class B (non-vtg.)	240,000	7,106
Goldman Sachs Group, Inc.	160,000	15,600
Janus Capital Group, Inc.	3,200,000	49,152
Lehman Brothers Holdings, Inc.	400,000	36,880
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	1,300,000	$ 70,538
Morgan Stanley	1,260,000	61,690
State Street Corp.	660,000	31,680
		301,836
Commercial Banks - 5.6%
Bank of America Corp.	3,600,000	166,752
U.S. Bancorp, Delaware	900,000	26,397
Wachovia Corp.	1,800,000	91,350
Wells Fargo & Co.	1,500,000	90,615
		375,114
Consumer Finance - 0.9%
American Express Co.	1,080,000	58,158
Diversified Financial Services - 4.5%
Citigroup, Inc.	4,600,000	216,706
JPMorgan Chase & Co.	2,500,000	89,375
		306,081
Insurance - 7.2%
ACE Ltd.	520,000	22,474
AFLAC, Inc.	440,000	18,282
Allstate Corp.	560,000	32,592
American International Group, Inc.	3,400,000	188,870
Aon Corp.	360,000	8,975
Hartford Financial Services Group, Inc.	700,000	52,353
Marsh & McLennan Companies, Inc.	1,000,000	29,040
MBIA, Inc.	300,000	16,779
PartnerRe Ltd.	140,000	9,250
SAFECO Corp.	120,000	6,457
Scottish Re Group Ltd.	160,000	3,741
The Chubb Corp.	460,000	38,746
The St. Paul Travelers Companies, Inc.	1,400,000	53,032
		480,591
Real Estate - 0.1%
Duke Realty Corp.	280,000	8,644
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	680,000	40,283
Freddie Mac	220,000	14,309
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	380,000	$ 6,924
The PMI Group, Inc.	200,000	7,560
		69,076
TOTAL FINANCIALS		1,599,500
HEALTH CARE - 7.2%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	660,000	25,806
Charles River Laboratories International, Inc. (a)	180,000	8,656
Chiron Corp. (a)	140,000	5,256
		39,718
Health Care Equipment & Supplies - 1.8%
Bausch & Lomb, Inc.	220,000	17,180
Baxter International, Inc.	500,000	18,450
Becton, Dickinson & Co.	500,000	28,725
C.R. Bard, Inc.	240,000	16,380
Dade Behring Holdings, Inc.	240,000	16,044
Fisher Scientific International, Inc. (a)	160,000	9,994
Varian, Inc. (a)	420,000	15,624
		122,397
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	140,000	9,040
Caremark Rx, Inc. (a)	140,000	6,252
Medco Health Solutions, Inc. (a)	144,720	7,236
PAREXEL International Corp. (a)	240,000	4,380
Quest Diagnostics, Inc.	80,000	8,400
UnitedHealth Group, Inc.	400,000	19,432
		54,740
Pharmaceuticals - 4.0%
Abbott Laboratories	280,000	13,507
Allergan, Inc.	220,000	17,008
Bristol-Myers Squibb Co.	1,200,000	30,432
Forest Laboratories, Inc. (a)	80,000	3,086
Johnson & Johnson	460,000	30,866
Merck & Co., Inc.	1,700,000	55,148
Pfizer, Inc.	2,700,000	75,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	360,000	$ 7,020
Wyeth	800,000	34,696
		267,093
TOTAL HEALTH CARE		483,948
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.8%
EADS NV	740,000	21,882
Goodrich Corp.	280,100	11,725
Honeywell International, Inc.	620,000	22,463
Lockheed Martin Corp.	640,000	41,530
Northrop Grumman Corp.	300,000	16,716
Precision Castparts Corp.	100,000	7,773
The Boeing Co.	740,000	47,286
United Technologies Corp.	160,000	17,072
		186,447
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	380,000	27,987
Building Products - 0.1%
Simpson Manufacturing Co. Ltd.	260,000	7,472
Commercial Services & Supplies - 1.0%
Cintas Corp.	120,000	4,844
Equifax, Inc.	220,000	7,632
Manpower, Inc.	620,000	24,695
Pitney Bowes, Inc.	160,000	7,138
Republic Services, Inc.	160,000	5,677
Waste Management, Inc.	240,000	7,078
Watson Wyatt & Co. Holdings Class A	340,000	8,949
		66,013
Construction & Engineering - 0.2%
Fluor Corp.	280,000	16,086
Industrial Conglomerates - 2.8%
3M Co.	400,000	30,660
General Electric Co.	2,800,000	102,144
Tyco International Ltd.	1,800,000	52,074
		184,878
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Briggs & Stratton Corp.	260,000	$ 8,804
Caterpillar, Inc.	120,000	11,293
Crane Co.	220,000	5,779
Eaton Corp.	40,000	2,394
Illinois Tool Works, Inc.	80,000	6,754
Ingersoll-Rand Co. Ltd. Class A	220,000	17,030
Kaydon Corp.	300,000	8,562
Kennametal, Inc.	181,230	7,974
Lincoln Electric Holdings, Inc.	360,000	11,794
Navistar International Corp. (a)	140,000	4,271
Timken Co.	240,000	5,640
		90,295
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	600,000	29,652
Union Pacific Corp.	240,000	16,070
		45,722
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	440,000	23,932
TOTAL INDUSTRIALS		648,832
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.2%
Avaya, Inc. (a)	400,000	3,660
Avocent Corp. (a)	200,000	5,600
Cisco Systems, Inc. (a)	2,000,000	38,760
Motorola, Inc.	2,100,000	36,477
Nokia Corp. sponsored ADR	1,700,000	28,662
Plantronics, Inc.	180,000	6,196
Polycom, Inc. (a)	460,000	7,871
Scientific-Atlanta, Inc.	380,000	12,654
SeaChange International, Inc. (a)	120,000	948
Tellabs, Inc. (a)	919,862	7,561
		148,389
Computers & Peripherals - 3.3%
Brocade Communications Systems, Inc. (a)	300,000	1,173
Hewlett-Packard Co.	2,700,000	60,777
International Business Machines Corp.	1,400,000	105,770
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
McDATA Corp.:
Class A (a)	374,800	$ 1,428
Class B (a)	1,400,000	5,026
Seagate Technology	260,000	5,517
Storage Technology Corp. (a)	1,020,000	32,926
Western Digital Corp. (a)	600,000	9,006
		221,623
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	640,000	17,888
Dionex Corp. (a)	320,000	14,352
Flextronics International Ltd. (a)	900,000	11,502
Kyocera Corp.	160,000	12,296
Rogers Corp. (a)	240,000	9,934
Tech Data Corp. (a)	120,000	4,308
Tektronix, Inc.	740,000	16,776
Vishay Intertechnology, Inc. (a)	600,000	7,740
		94,796
IT Services - 1.1%
Accenture Ltd. Class A (a)	940,000	21,883
Affiliated Computer Services, Inc. Class A (a)	180,000	9,311
Ceridian Corp. (a)	800,000	15,256
Computer Sciences Corp. (a)	360,000	16,672
Electronic Data Systems Corp.	340,000	6,698
First Data Corp.	94,900	3,590
		73,410
Office Electronics - 1.0%
Canon, Inc. sponsored ADR	240,000	13,020
Xerox Corp. (a)	4,200,000	56,994
		70,014
Semiconductors & Semiconductor Equipment - 3.8%
Agere Systems, Inc. (a)	281,960	3,835
Analog Devices, Inc.	140,000	5,191
Applied Materials, Inc.	2,200,000	36,102
ASM International NV (Nasdaq) (a)	320,000	4,749
FEI Co. (a)	360,000	7,495
Freescale Semiconductor, Inc.:
Class A	1,950,500	39,400
Class B (a)	2,000,000	40,400
Intel Corp.	200,000	5,386
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LSI Logic Corp. (a)	400,000	$ 2,944
Microchip Technology, Inc.	560,000	16,598
MKS Instruments, Inc. (a)	200,000	3,340
National Semiconductor Corp.	2,900,000	58,348
Omnivision Technologies, Inc. (a)(d)	540,000	8,543
Texas Instruments, Inc.	600,000	16,584
Varian Semiconductor Equipment Associates, Inc. (a)	72,100	2,926
		251,841
Software - 2.4%
BEA Systems, Inc. (a)	700,000	5,901
Borland Software Corp. (a)	1,200,000	7,680
Business Objects SA sponsored ADR (a)(d)	100,000	2,866
Macrovision Corp. (a)	240,000	5,042
Magma Design Automation, Inc. (a)(d)	100,000	797
Microsoft Corp.	3,900,000	100,620
NetIQ Corp. (a)	800,000	8,832
Oracle Corp. (a)	500,000	6,410
QAD, Inc.	400,000	2,808
Quest Software, Inc. (a)	620,000	8,200
Reynolds & Reynolds Co. Class A	200,000	5,458
Symantec Corp. (a)	200,000	4,522
		159,136
TOTAL INFORMATION TECHNOLOGY		1,019,209
MATERIALS - 2.6%
Chemicals - 1.2%
Airgas, Inc.	200,000	4,800
Cytec Industries, Inc.	100,000	4,166
FMC Corp. (a)	320,000	17,744
International Flavors & Fragrances, Inc.	440,000	16,320
Lubrizol Corp.	200,000	7,874
Monsanto Co.	60,000	3,420
Praxair, Inc.	500,000	23,435
Sensient Technologies Corp.	200,000	4,070
		81,829
Containers & Packaging - 0.2%
Ball Corp.	82,118	3,084
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp. (a)	340,000	$ 7,769
Smurfit-Stone Container Corp. (a)	200,000	2,174
		13,027
Metals & Mining - 0.6%
Alcoa, Inc.	820,000	22,222
Newmont Mining Corp.	300,000	11,172
Phelps Dodge Corp.	100,000	8,740
		42,134
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.	140,000	4,640
International Paper Co.	280,000	9,019
MeadWestvaco Corp.	200,000	5,736
Weyerhaeuser Co.	260,000	16,679
		36,074
TOTAL MATERIALS		173,064
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
BellSouth Corp.	4,700,000	125,772
SBC Communications, Inc.	2,800,000	65,464
Sprint Corp.	740,000	17,531
Verizon Communications, Inc.	2,000,000	70,760
		279,527
UTILITIES - 0.9%
Electric Utilities - 0.5%
Cinergy Corp.	180,000	7,421
Consolidated Edison, Inc.	100,000	4,551
FirstEnergy Corp.	360,000	15,948
NSTAR	140,000	8,196
		36,116
Gas Utilities - 0.1%
KeySpan Corp.	180,000	7,153
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Energy East Corp.	160,000	$ 4,480
Wisconsin Energy Corp.	380,000	13,794
		18,274
TOTAL UTILITIES		61,543
TOTAL COMMON STOCKS (Cost $5,630,845)		6,627,553
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc. 7.00%	500,000	27,749
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc. 8.75%	180,000	9,834
TOTAL CONVERTIBLE PREFERRED STOCKS		37,583
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,605
TOTAL PREFERRED STOCKS (Cost $41,987)		45,188
Money Market Funds - 1.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	39,504,126	$ 39,504
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	29,174,850	29,175
TOTAL MONEY MARKET FUNDS (Cost $68,679)		68,679
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,741,511)		6,741,420
NET OTHER ASSETS - (0.5)%		(31,516)
NET ASSETS - 100%		$ 6,709,904
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
California Pizza Kitchen, Inc.	$ 17,270	$ 21,564	$ 971	$ -	$ 36,960
Totals	$ 17,270	$ 21,564	$ 971	$ -	$ 36,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,149) (cost $5,741,511) - See accompanying schedule		$ 6,741,420
Cash		8
Receivable for fund shares sold		8,879
Dividends receivable		11,058
Interest receivable		107
Prepaid expenses		15
Other affiliated receivables		21
Other receivables		1,040
Total assets		6,762,548

Liabilities
Payable for investments purchased	$ 2,703
Payable for fund shares redeemed	14,500
Accrued management fee	2,607
Distribution fees payable	2,167
Other affiliated payables	1,425
Other payables and accrued expenses	67
Collateral on securities loaned, at value	29,175
Total liabilities		52,644

Net Assets		$ 6,709,904
Net Assets consist of:
Paid in capital		$ 5,465,938
Undistributed net investment income		10,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		233,899
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		999,898
Net Assets		$ 6,709,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($985,071 ÷ 35,574 shares)	$ 27.69

Maximum offering price per share (100/94.25 of $27.69)	$ 29.38
Class T: Net Asset Value and redemption price per share ($3,020,976 ÷ 107,886 shares)	$ 28.00

Maximum offering price per share (100/96.50 of $28.00)	$ 29.02
Class B: Net Asset Value and offering price per share ($537,299 ÷ 19,380 shares)A	$ 27.72

Class C: Net Asset Value and offering price per share ($335,385 ÷ 12,073 shares)A	$ 27.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,831,173 ÷ 64,601 shares)	$ 28.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 61,204
Interest		531
Security lending		228
Total income		61,963

Expenses
Management fee	$ 15,662
Transfer agent fees	7,332
Distribution fees	13,120
Accounting and security lending fees	612
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	51
Registration fees	137
Audit	43
Legal	11
Interest	1
Miscellaneous	24
Total expenses before reductions	37,014
Expense reductions	(863)	36,151
Net investment income (loss)		25,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $219 from affiliated issuers)	240,262
Foreign currency transactions	(51)
Total net realized gain (loss)		240,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(94,569)
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		(94,586)
Net gain (loss)		145,625
Net increase (decrease) in net assets resulting from operations		$ 171,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,812	$ 52,701
Net realized gain (loss)	240,211	159,458
Change in net unrealized appreciation (depreciation)	(94,586)	581,247
Net increase (decrease) in net assets resulting from operations	171,437	793,406
Distributions to shareholders from net investment income	(37,243)	(37,624)
Distributions to shareholders from net realized gain	(106,854)	-
Total distributions	(144,097)	(37,624)
Share transactions - net increase (decrease)	204,598	829,599
Total increase (decrease) in net assets	231,938	1,585,381

Net Assets
Beginning of period	6,477,966	4,892,585
End of period (including undistributed net investment income of $10,169 and undistributed net investment income of $21,600, respectively)	$ 6,709,904	$ 6,477,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.59	$ 24.07	$ 21.12	$ 23.73	$ 26.42	$ 27.72
Income from Investment Operations
Net investment income (loss) E	.12	.28 F	.24	.21	.22	.38
Net realized and unrealized gain (loss)	.62	3.44	2.94	(2.39)	.20	1.41
Total from investment operations	.74	3.72	3.18	(2.18)	.42	1.79
Distributions from net investment income	(.18)	(.20)	(.23)	(.20)	(.27)	(.34)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.64)	(.20)	(.23)	(.43)	(3.11)	(3.09)
Net asset value, end of period	$ 27.69	$ 27.59	$ 24.07	$ 21.12	$ 23.73	$ 26.42
Total Return B, C, D	2.70%	15.51%	15.22%	(9.35)%	1.36%	7.21%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.01%	1.01%	.98%	1.00%
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.01%	1.01%	.98%	1.00%
Expenses net of all reductions	.97% A	.99%	.98%	.97%	.95%	.97%
Net investment income (loss)	.90% A	1.06%	1.10%	.93%	.88%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 985	$ 870	$ 589	$ 464	$ 371	$ 161
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.89	$ 24.34	$ 21.36	$ 23.98	$ 26.67	$ 27.95
Income from Investment Operations
Net investment income (loss) E	.10	.22 F	.19	.16	.16	.34
Net realized and unrealized gain (loss)	.62	3.49	2.98	(2.42)	.20	1.41
Total from investment operations	.72	3.71	3.17	(2.26)	.36	1.75
Distributions from net investment income	(.15)	(.16)	(.19)	(.13)	(.21)	(.28)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.61)	(.16)	(.19)	(.36)	(3.05)	(3.03)
Net asset value, end of period	$ 28.00	$ 27.89	$ 24.34	$ 21.36	$ 23.98	$ 26.67
Total Return B, C, D	2.58%	15.28%	14.97%	(9.57)%	1.10%	6.97%
Ratios to Average Net Assets G
Expenses before expense reductions	1.21% A	1.23%	1.25%	1.25%	1.22%	1.21%
Expenses net of voluntary waivers, if any	1.21% A	1.23%	1.25%	1.25%	1.22%	1.21%
Expenses net of all reductions	1.19% A	1.22%	1.22%	1.20%	1.19%	1.18%
Net investment income (loss)	.68% A	.83%	.86%	.70%	.65%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 3,021	$ 2,896	$ 2,289	$ 1,903	$ 2,058	$ 1,889
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 24.13	$ 21.18	$ 23.80	$ 26.49	$ 27.79
Income from Investment Operations
Net investment income (loss) E	.01	.06 F	.06	.02	.03	.20
Net realized and unrealized gain (loss)	.61	3.45	2.95	(2.39)	.20	1.40
Total from investment operations	.62	3.51	3.01	(2.37)	.23	1.60
Distributions from net investment income	(.06)	(.02)	(.06)	(.02)	(.08)	(.15)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.52)	(.02)	(.06)	(.25)	(2.92)	(2.90)
Net asset value, end of period	$ 27.72	$ 27.62	$ 24.13	$ 21.18	$ 23.80	$ 26.49
Total Return B, C, D	2.26%	14.55%	14.25%	(10.07)%	.57%	6.38%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.86%	1.85%	1.84%	1.77%	1.75%
Expenses net of voluntary waivers, if any	1.84% A	1.85%	1.85%	1.84%	1.77%	1.75%
Expenses net of all reductions	1.82% A	1.84%	1.82%	1.79%	1.73%	1.72%
Net investment income (loss)	.05% A	.22%	.26%	.11%	.10%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 573	$ 531	$ 472	$ 620	$ 697
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.68	$ 24.17	$ 21.22	$ 23.84	$ 26.51	$ 27.81
Income from Investment Operations
Net investment income (loss) E	.02	.07 F	.06	.03	.03	.19
Net realized and unrealized gain (loss)	.62	3.46	2.96	(2.40)	.22	1.42
Total from investment operations	.64	3.53	3.02	(2.37)	.25	1.61
Distributions from net investment income	(.08)	(.02)	(.07)	(.02)	(.08)	(.16)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.54)	(.02)	(.07)	(.25)	(2.92)	(2.91)
Net asset value, end of period	$ 27.78	$ 27.68	$ 24.17	$ 21.22	$ 23.84	$ 26.51
Total Return B, C, D	2.31%	14.61%	14.27%	(10.06)%	.65%	6.41%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.81%	1.81%	1.79%	1.74%	1.74%
Expenses net of voluntary waivers, if any	1.78% A	1.81%	1.81%	1.79%	1.74%	1.74%
Expenses net of all reductions	1.76% A	1.79%	1.78%	1.75%	1.71%	1.71%
Net investment income (loss)	.11% A	.26%	.30%	.15%	.12%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 313	$ 220	$ 159	$ 136	$ 69
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.22	$ 24.61	$ 21.59	$ 24.24	$ 26.93	$ 28.19
Income from Investment Operations
Net investment income (loss) D	.17	.37 E	.31	.29	.29	.47
Net realized and unrealized gain (loss)	.64	3.52	3.01	(2.44)	.21	1.44
Total from investment operations	.81	3.89	3.32	(2.15)	.50	1.91
Distributions from net investment income	(.22)	(.28)	(.30)	(.27)	(.35)	(.42)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.68)	(.28)	(.30)	(.50)	(3.19)	(3.17)
Net asset value, end of period	$ 28.35	$ 28.22	$ 24.61	$ 21.59	$ 24.24	$ 26.93
Total Return B, C	2.90%	15.88%	15.59%	(9.04)%	1.67%	7.57%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.69%	.68%	.69%	.69%	.68%
Expenses net of voluntary waivers, if any	.67% A	.69%	.68%	.69%	.69%	.68%
Expenses net of all reductions	.64% A	.67%	.65%	.64%	.65%	.65%
Net investment income (loss)	1.22% A	1.38%	1.43%	1.26%	1.18%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,831	$ 1,825	$ 1,264	$ 985	$ 714	$ 468
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,287,961
Unrealized depreciation	(291,262)
Net unrealized appreciation (depreciation)	$ 996,699
Cost for federal income tax purposes	$ 5,744,721

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,604,091 and $1,444,625, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,160	$ 4
Class T	.25%	.25%	7,498	61
Class B	.75%	.25%	2,820	2,118
Class C	.75%	.25%	1,642	329
			$ 13,120	$ 2,512

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 294
Class T	103
Class B*	452
Class C*	15
$ 864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,136	.24*
Class T	3,210	.21*
Class B	968	.34*
Class C	468	.29*
Institutional Class	1,550	.17*
	$ 7,332

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $529 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $83 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 8,153	2.89%	-	$ 1

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $859 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During

Semiannual Report

7. Expense Reductions - continued

the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	2
$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 5,872	$ 5,399
Class T	15,281	15,804
Class B	1,238	441
Class C	859	186
Institutional Class	13,993	15,794
Total	$ 37,243	$ 37,624
From net realized gain
Class A	$ 14,627	$ -
Class T	48,216	-
Class B	9,510	-
Class C	5,277	-
Institutional Class	29,224	-
Total	$ 106,854	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	7,054	12,186	$ 195,399	$ 319,511
Reinvestment of distributions	692	191	19,072	4,989
Shares redeemed	(3,725)	(5,298)	(103,181)	(138,763)
Net increase (decrease)	4,021	7,079	$ 111,290	$ 185,737
Class T
Shares sold	15,231	31,572	$ 426,448	$ 836,006
Reinvestment of distributions	2,210	579	61,626	15,215
Shares redeemed	(13,421)	(22,308)	(375,664)	(591,396)
Net increase (decrease)	4,020	9,843	$ 112,410	$ 259,825
Class B
Shares sold	1,679	4,083	$ 46,474	$ 107,199
Reinvestment of distributions	350	16	9,684	394
Shares redeemed	(3,394)	(5,340)	(93,950)	(140,315)
Net increase (decrease)	(1,365)	(1,241)	$ (37,792)	$ (32,722)
Class C
Shares sold	1,968	4,255	$ 54,594	$ 112,060
Reinvestment of distributions	190	6	5,261	161
Shares redeemed	(1,393)	(2,069)	(38,565)	(54,380)
Net increase (decrease)	765	2,192	$ 21,290	$ 57,841
Institutional Class
Shares sold	10,185	25,738	$ 288,132	$ 689,263
Reinvestment of distributions	1,201	469	33,842	12,523
Shares redeemed	(11,468)	(12,888)	(324,574)	(342,868)
Net increase (decrease)	(82)	13,319	$ (2,600)	$ 358,918

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPI-USAN-0705
1.786785.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Income
Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,027.00	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,020.00	$ 4.99
Class T
Actual	$ 1,000.00	$ 1,025.80	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.90	$ 6.09
Class B
Actual	$ 1,000.00	$ 1,022.60	$ 9.28
HypotheticalA	$ 1,000.00	$ 1,015.76	$ 9.25
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,023.10	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.95
Institutional Class
Actual	$ 1,000.00	$ 1,029.00	$ 3.39
HypotheticalA	$ 1,000.00	$ 1,021.59	$ 3.38

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.99%
Class T	1.21%
Class B	1.84%
Class C	1.78%
Institutional Class	.67%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.2	4.0
Citigroup, Inc.	3.2	3.2
American International Group, Inc.	2.8	3.6
Bank of America Corp.	2.5	2.6
Altria Group, Inc.	1.9	1.3
BellSouth Corp.	1.9	1.9
International Business Machines Corp.	1.6	1.2
Kimberly-Clark Corp.	1.5	0.9
General Electric Co.	1.5	1.5
Microsoft Corp.	1.5	1.6
	23.6
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	25.3
Information Technology	15.2	13.1
Consumer Discretionary	13.9	14.0
Energy	11.6	9.3
Consumer Staples	9.7	8.7
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 98.9%		Stocks 97.7%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	4.5%	** Foreign investments	6.0%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	560,000	$ 11,407
Automobiles - 0.3%
Harley-Davidson, Inc.	440,000	21,573
Diversified Consumer Services - 0.2%
Regis Corp.	140,000	5,289
Weight Watchers International, Inc. (a)	220,000	10,703
		15,992
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc. (a)	120,000	4,514
California Pizza Kitchen, Inc. (a)(e)	1,540,000	36,960
GTECH Holdings Corp.	680,000	19,203
McDonald's Corp.	1,100,000	34,034
O'Charleys, Inc. (a)	420,000	7,799
Outback Steakhouse, Inc.	260,000	11,505
Royal Caribbean Cruises Ltd.	280,000	12,911
Ruby Tuesday, Inc.	540,000	13,657
Sonic Corp. (a)	230,000	7,820
		148,403
Household Durables - 0.6%
Blyth, Inc.	200,000	5,668
D.R. Horton, Inc.	319,999	11,062
Hunter Douglas NV	100,000	5,178
Leggett & Platt, Inc.	180,000	4,795
Lennar Corp. Class A	140,000	8,121
Maytag Corp.	400,000	5,836
		40,660
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	240,000	8,522
Leisure Equipment & Products - 0.5%
Brunswick Corp.	380,000	16,355
Eastman Kodak Co.	520,000	13,666
Oakley, Inc.	120,000	1,764
		31,785
Media - 5.5%
Belo Corp. Series A	1,300,000	31,954
Comcast Corp.:
Class A (a)	380,000	12,236
Class A (special) (a)	220,000	6,961
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DreamWorks Animation SKG, Inc. Class A	140,000	$ 4,116
Gannett Co., Inc.	140,000	10,424
Journal Communications, Inc. Class A	1,260,000	21,105
Knight-Ridder, Inc.	100,000	6,308
McGraw-Hill Companies, Inc.	240,000	10,478
Meredith Corp.	740,000	36,704
News Corp. Class A	1,346,400	21,717
Omnicom Group, Inc.	40,000	3,276
The Reader's Digest Association, Inc. (non-vtg.)	441,000	7,471
Time Warner, Inc. (a)	2,900,000	50,460
Tribune Co.	840,000	30,391
Viacom, Inc. Class B (non-vtg.)	1,900,000	65,151
Walt Disney Co.	1,700,000	46,648
		365,400
Multiline Retail - 0.7%
Dollar Tree Stores, Inc. (a)	680,000	16,864
Nordstrom, Inc.	300,000	18,312
Target Corp.	180,000	9,666
		44,842
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	260,000	14,906
American Eagle Outfitters, Inc.	260,000	7,358
Big 5 Sporting Goods Corp.	490,000	12,784
Borders Group, Inc.	840,000	21,244
Cost Plus, Inc. (a)	100,000	2,326
Home Depot, Inc.	220,000	8,657
Hot Topic, Inc. (a)	400,000	8,588
Linens 'N Things, Inc. (a)	1,580,000	38,505
Office Depot, Inc. (a)	240,000	4,733
RadioShack Corp.	680,000	17,109
Sharper Image Corp. (a)	160,000	2,126
Sherwin-Williams Co.	400,000	17,780
Sports Authority, Inc. (a)(d)	703,800	22,522
Staples, Inc.	300,000	6,459
West Marine, Inc. (a)(d)	480,000	7,963
		193,060
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. (a)(d)	100,000	$ 2,422
Liz Claiborne, Inc.	1,220,000	45,811
		48,233
TOTAL CONSUMER DISCRETIONARY		929,877
CONSUMER STAPLES - 9.7%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	660,000	30,921
Coca-Cola Enterprises, Inc.	180,000	3,938
Cott Corp. (a)	500,000	11,154
The Coca-Cola Co.	2,000,000	89,260
		135,273
Food & Staples Retailing - 1.7%
Albertsons, Inc. (d)	1,200,000	25,188
Costco Wholesale Corp.	100,000	4,542
CVS Corp.	560,000	30,716
Safeway, Inc. (a)	900,000	19,809
Wal-Mart Stores, Inc.	640,000	30,227
		110,482
Food Products - 0.9%
Del Monte Foods Co. (a)	420,000	4,385
H.J. Heinz Co.	180,000	6,547
Hershey Co.	220,000	14,126
Kellogg Co.	200,000	9,098
Kraft Foods, Inc. Class A	500,000	16,220
The J.M. Smucker Co.	40,000	1,992
Wm. Wrigley Jr. Co.	160,000	10,923
		63,291
Household Products - 2.4%
Clorox Co.	100,000	5,841
Colgate-Palmolive Co.	840,000	41,975
Kimberly-Clark Corp.	1,600,000	102,928
Procter & Gamble Co.	220,000	12,133
		162,877
Personal Products - 0.8%
Avon Products, Inc.	160,000	6,358
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Estee Lauder Companies, Inc. Class A	380,000	$ 14,854
Gillette Co.	560,000	29,534
		50,746
Tobacco - 1.9%
Altria Group, Inc.	1,900,000	127,566
TOTAL CONSUMER STAPLES		650,235
ENERGY - 11.6%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	500,000	23,095
BJ Services Co.	1,100,000	55,385
ENSCO International, Inc.	340,000	11,322
Halliburton Co.	1,000,000	42,740
Input/Output, Inc. (a)(d)	1,200,000	7,116
Nabors Industries Ltd. (a)	220,000	12,124
National Oilwell Varco, Inc. (a)	518,506	23,333
Schlumberger Ltd. (NY Shares)	480,000	32,818
		207,933
Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	140,000	8,226
BP PLC sponsored ADR	1,100,000	66,220
ChevronTexaco Corp.	1,680,000	90,350
ConocoPhillips	380,000	40,979
Exxon Mobil Corp.	6,200,000	348,439
Teekay Shipping Corp.	140,000	5,947
Valero Energy Corp.	200,000	13,724
		573,885
TOTAL ENERGY		781,818
FINANCIALS - 23.8%
Capital Markets - 4.5%
Bank of New York Co., Inc.	580,000	16,716
Charles Schwab Corp.	1,100,000	12,474
Federated Investors, Inc. Class B (non-vtg.)	240,000	7,106
Goldman Sachs Group, Inc.	160,000	15,600
Janus Capital Group, Inc.	3,200,000	49,152
Lehman Brothers Holdings, Inc.	400,000	36,880
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	1,300,000	$ 70,538
Morgan Stanley	1,260,000	61,690
State Street Corp.	660,000	31,680
		301,836
Commercial Banks - 5.6%
Bank of America Corp.	3,600,000	166,752
U.S. Bancorp, Delaware	900,000	26,397
Wachovia Corp.	1,800,000	91,350
Wells Fargo & Co.	1,500,000	90,615
		375,114
Consumer Finance - 0.9%
American Express Co.	1,080,000	58,158
Diversified Financial Services - 4.5%
Citigroup, Inc.	4,600,000	216,706
JPMorgan Chase & Co.	2,500,000	89,375
		306,081
Insurance - 7.2%
ACE Ltd.	520,000	22,474
AFLAC, Inc.	440,000	18,282
Allstate Corp.	560,000	32,592
American International Group, Inc.	3,400,000	188,870
Aon Corp.	360,000	8,975
Hartford Financial Services Group, Inc.	700,000	52,353
Marsh & McLennan Companies, Inc.	1,000,000	29,040
MBIA, Inc.	300,000	16,779
PartnerRe Ltd.	140,000	9,250
SAFECO Corp.	120,000	6,457
Scottish Re Group Ltd.	160,000	3,741
The Chubb Corp.	460,000	38,746
The St. Paul Travelers Companies, Inc.	1,400,000	53,032
		480,591
Real Estate - 0.1%
Duke Realty Corp.	280,000	8,644
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	680,000	40,283
Freddie Mac	220,000	14,309
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
New York Community Bancorp, Inc.	380,000	$ 6,924
The PMI Group, Inc.	200,000	7,560
		69,076
TOTAL FINANCIALS		1,599,500
HEALTH CARE - 7.2%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	660,000	25,806
Charles River Laboratories International, Inc. (a)	180,000	8,656
Chiron Corp. (a)	140,000	5,256
		39,718
Health Care Equipment & Supplies - 1.8%
Bausch & Lomb, Inc.	220,000	17,180
Baxter International, Inc.	500,000	18,450
Becton, Dickinson & Co.	500,000	28,725
C.R. Bard, Inc.	240,000	16,380
Dade Behring Holdings, Inc.	240,000	16,044
Fisher Scientific International, Inc. (a)	160,000	9,994
Varian, Inc. (a)	420,000	15,624
		122,397
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	140,000	9,040
Caremark Rx, Inc. (a)	140,000	6,252
Medco Health Solutions, Inc. (a)	144,720	7,236
PAREXEL International Corp. (a)	240,000	4,380
Quest Diagnostics, Inc.	80,000	8,400
UnitedHealth Group, Inc.	400,000	19,432
		54,740
Pharmaceuticals - 4.0%
Abbott Laboratories	280,000	13,507
Allergan, Inc.	220,000	17,008
Bristol-Myers Squibb Co.	1,200,000	30,432
Forest Laboratories, Inc. (a)	80,000	3,086
Johnson & Johnson	460,000	30,866
Merck & Co., Inc.	1,700,000	55,148
Pfizer, Inc.	2,700,000	75,330
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	360,000	$ 7,020
Wyeth	800,000	34,696
		267,093
TOTAL HEALTH CARE		483,948
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.8%
EADS NV	740,000	21,882
Goodrich Corp.	280,100	11,725
Honeywell International, Inc.	620,000	22,463
Lockheed Martin Corp.	640,000	41,530
Northrop Grumman Corp.	300,000	16,716
Precision Castparts Corp.	100,000	7,773
The Boeing Co.	740,000	47,286
United Technologies Corp.	160,000	17,072
		186,447
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	380,000	27,987
Building Products - 0.1%
Simpson Manufacturing Co. Ltd.	260,000	7,472
Commercial Services & Supplies - 1.0%
Cintas Corp.	120,000	4,844
Equifax, Inc.	220,000	7,632
Manpower, Inc.	620,000	24,695
Pitney Bowes, Inc.	160,000	7,138
Republic Services, Inc.	160,000	5,677
Waste Management, Inc.	240,000	7,078
Watson Wyatt & Co. Holdings Class A	340,000	8,949
		66,013
Construction & Engineering - 0.2%
Fluor Corp.	280,000	16,086
Industrial Conglomerates - 2.8%
3M Co.	400,000	30,660
General Electric Co.	2,800,000	102,144
Tyco International Ltd.	1,800,000	52,074
		184,878
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Briggs & Stratton Corp.	260,000	$ 8,804
Caterpillar, Inc.	120,000	11,293
Crane Co.	220,000	5,779
Eaton Corp.	40,000	2,394
Illinois Tool Works, Inc.	80,000	6,754
Ingersoll-Rand Co. Ltd. Class A	220,000	17,030
Kaydon Corp.	300,000	8,562
Kennametal, Inc.	181,230	7,974
Lincoln Electric Holdings, Inc.	360,000	11,794
Navistar International Corp. (a)	140,000	4,271
Timken Co.	240,000	5,640
		90,295
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	600,000	29,652
Union Pacific Corp.	240,000	16,070
		45,722
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	440,000	23,932
TOTAL INDUSTRIALS		648,832
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.2%
Avaya, Inc. (a)	400,000	3,660
Avocent Corp. (a)	200,000	5,600
Cisco Systems, Inc. (a)	2,000,000	38,760
Motorola, Inc.	2,100,000	36,477
Nokia Corp. sponsored ADR	1,700,000	28,662
Plantronics, Inc.	180,000	6,196
Polycom, Inc. (a)	460,000	7,871
Scientific-Atlanta, Inc.	380,000	12,654
SeaChange International, Inc. (a)	120,000	948
Tellabs, Inc. (a)	919,862	7,561
		148,389
Computers & Peripherals - 3.3%
Brocade Communications Systems, Inc. (a)	300,000	1,173
Hewlett-Packard Co.	2,700,000	60,777
International Business Machines Corp.	1,400,000	105,770
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
McDATA Corp.:
Class A (a)	374,800	$ 1,428
Class B (a)	1,400,000	5,026
Seagate Technology	260,000	5,517
Storage Technology Corp. (a)	1,020,000	32,926
Western Digital Corp. (a)	600,000	9,006
		221,623
Electronic Equipment & Instruments - 1.4%
Arrow Electronics, Inc. (a)	640,000	17,888
Dionex Corp. (a)	320,000	14,352
Flextronics International Ltd. (a)	900,000	11,502
Kyocera Corp.	160,000	12,296
Rogers Corp. (a)	240,000	9,934
Tech Data Corp. (a)	120,000	4,308
Tektronix, Inc.	740,000	16,776
Vishay Intertechnology, Inc. (a)	600,000	7,740
		94,796
IT Services - 1.1%
Accenture Ltd. Class A (a)	940,000	21,883
Affiliated Computer Services, Inc. Class A (a)	180,000	9,311
Ceridian Corp. (a)	800,000	15,256
Computer Sciences Corp. (a)	360,000	16,672
Electronic Data Systems Corp.	340,000	6,698
First Data Corp.	94,900	3,590
		73,410
Office Electronics - 1.0%
Canon, Inc. sponsored ADR	240,000	13,020
Xerox Corp. (a)	4,200,000	56,994
		70,014
Semiconductors & Semiconductor Equipment - 3.8%
Agere Systems, Inc. (a)	281,960	3,835
Analog Devices, Inc.	140,000	5,191
Applied Materials, Inc.	2,200,000	36,102
ASM International NV (Nasdaq) (a)	320,000	4,749
FEI Co. (a)	360,000	7,495
Freescale Semiconductor, Inc.:
Class A	1,950,500	39,400
Class B (a)	2,000,000	40,400
Intel Corp.	200,000	5,386
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LSI Logic Corp. (a)	400,000	$ 2,944
Microchip Technology, Inc.	560,000	16,598
MKS Instruments, Inc. (a)	200,000	3,340
National Semiconductor Corp.	2,900,000	58,348
Omnivision Technologies, Inc. (a)(d)	540,000	8,543
Texas Instruments, Inc.	600,000	16,584
Varian Semiconductor Equipment Associates, Inc. (a)	72,100	2,926
		251,841
Software - 2.4%
BEA Systems, Inc. (a)	700,000	5,901
Borland Software Corp. (a)	1,200,000	7,680
Business Objects SA sponsored ADR (a)(d)	100,000	2,866
Macrovision Corp. (a)	240,000	5,042
Magma Design Automation, Inc. (a)(d)	100,000	797
Microsoft Corp.	3,900,000	100,620
NetIQ Corp. (a)	800,000	8,832
Oracle Corp. (a)	500,000	6,410
QAD, Inc.	400,000	2,808
Quest Software, Inc. (a)	620,000	8,200
Reynolds & Reynolds Co. Class A	200,000	5,458
Symantec Corp. (a)	200,000	4,522
		159,136
TOTAL INFORMATION TECHNOLOGY		1,019,209
MATERIALS - 2.6%
Chemicals - 1.2%
Airgas, Inc.	200,000	4,800
Cytec Industries, Inc.	100,000	4,166
FMC Corp. (a)	320,000	17,744
International Flavors & Fragrances, Inc.	440,000	16,320
Lubrizol Corp.	200,000	7,874
Monsanto Co.	60,000	3,420
Praxair, Inc.	500,000	23,435
Sensient Technologies Corp.	200,000	4,070
		81,829
Containers & Packaging - 0.2%
Ball Corp.	82,118	3,084
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp. (a)	340,000	$ 7,769
Smurfit-Stone Container Corp. (a)	200,000	2,174
		13,027
Metals & Mining - 0.6%
Alcoa, Inc.	820,000	22,222
Newmont Mining Corp.	300,000	11,172
Phelps Dodge Corp.	100,000	8,740
		42,134
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.	140,000	4,640
International Paper Co.	280,000	9,019
MeadWestvaco Corp.	200,000	5,736
Weyerhaeuser Co.	260,000	16,679
		36,074
TOTAL MATERIALS		173,064
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
BellSouth Corp.	4,700,000	125,772
SBC Communications, Inc.	2,800,000	65,464
Sprint Corp.	740,000	17,531
Verizon Communications, Inc.	2,000,000	70,760
		279,527
UTILITIES - 0.9%
Electric Utilities - 0.5%
Cinergy Corp.	180,000	7,421
Consolidated Edison, Inc.	100,000	4,551
FirstEnergy Corp.	360,000	15,948
NSTAR	140,000	8,196
		36,116
Gas Utilities - 0.1%
KeySpan Corp.	180,000	7,153
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Energy East Corp.	160,000	$ 4,480
Wisconsin Energy Corp.	380,000	13,794
		18,274
TOTAL UTILITIES		61,543
TOTAL COMMON STOCKS (Cost $5,630,845)		6,627,553
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc. 7.00%	500,000	27,749
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc. 8.75%	180,000	9,834
TOTAL CONVERTIBLE PREFERRED STOCKS		37,583
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,605
TOTAL PREFERRED STOCKS (Cost $41,987)		45,188
Money Market Funds - 1.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.05% (b)	39,504,126	$ 39,504
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	29,174,850	29,175
TOTAL MONEY MARKET FUNDS (Cost $68,679)		68,679
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,741,511)		6,741,420
NET OTHER ASSETS - (0.5)%		(31,516)
NET ASSETS - 100%		$ 6,709,904
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
California Pizza Kitchen, Inc.	$ 17,270	$ 21,564	$ 971	$ -	$ 36,960
Totals	$ 17,270	$ 21,564	$ 971	$ -	$ 36,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,149) (cost $5,741,511) - See accompanying schedule		$ 6,741,420
Cash		8
Receivable for fund shares sold		8,879
Dividends receivable		11,058
Interest receivable		107
Prepaid expenses		15
Other affiliated receivables		21
Other receivables		1,040
Total assets		6,762,548

Liabilities
Payable for investments purchased	$ 2,703
Payable for fund shares redeemed	14,500
Accrued management fee	2,607
Distribution fees payable	2,167
Other affiliated payables	1,425
Other payables and accrued expenses	67
Collateral on securities loaned, at value	29,175
Total liabilities		52,644

Net Assets		$ 6,709,904
Net Assets consist of:
Paid in capital		$ 5,465,938
Undistributed net investment income		10,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		233,899
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		999,898
Net Assets		$ 6,709,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($985,071 ÷ 35,574 shares)	$ 27.69

Maximum offering price per share (100/94.25 of $27.69)	$ 29.38
Class T: Net Asset Value and redemption price per share ($3,020,976 ÷ 107,886 shares)	$ 28.00

Maximum offering price per share (100/96.50 of $28.00)	$ 29.02
Class B: Net Asset Value and offering price per share ($537,299 ÷ 19,380 shares)A	$ 27.72

Class C: Net Asset Value and offering price per share ($335,385 ÷ 12,073 shares)A	$ 27.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,831,173 ÷ 64,601 shares)	$ 28.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 61,204
Interest		531
Security lending		228
Total income		61,963

Expenses
Management fee	$ 15,662
Transfer agent fees	7,332
Distribution fees	13,120
Accounting and security lending fees	612
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	51
Registration fees	137
Audit	43
Legal	11
Interest	1
Miscellaneous	24
Total expenses before reductions	37,014
Expense reductions	(863)	36,151
Net investment income (loss)		25,812
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $219 from affiliated issuers)	240,262
Foreign currency transactions	(51)
Total net realized gain (loss)		240,211
Change in net unrealized appreciation (depreciation) on: Investment securities	(94,569)
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation (depreciation)		(94,586)
Net gain (loss)		145,625
Net increase (decrease) in net assets resulting from operations		$ 171,437

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,812	$ 52,701
Net realized gain (loss)	240,211	159,458
Change in net unrealized appreciation (depreciation)	(94,586)	581,247
Net increase (decrease) in net assets resulting from operations	171,437	793,406
Distributions to shareholders from net investment income	(37,243)	(37,624)
Distributions to shareholders from net realized gain	(106,854)	-
Total distributions	(144,097)	(37,624)
Share transactions - net increase (decrease)	204,598	829,599
Total increase (decrease) in net assets	231,938	1,585,381

Net Assets
Beginning of period	6,477,966	4,892,585
End of period (including undistributed net investment income of $10,169 and undistributed net investment income of $21,600, respectively)	$ 6,709,904	$ 6,477,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.59	$ 24.07	$ 21.12	$ 23.73	$ 26.42	$ 27.72
Income from Investment Operations
Net investment income (loss) E	.12	.28 F	.24	.21	.22	.38
Net realized and unrealized gain (loss)	.62	3.44	2.94	(2.39)	.20	1.41
Total from investment operations	.74	3.72	3.18	(2.18)	.42	1.79
Distributions from net investment income	(.18)	(.20)	(.23)	(.20)	(.27)	(.34)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.64)	(.20)	(.23)	(.43)	(3.11)	(3.09)
Net asset value, end of period	$ 27.69	$ 27.59	$ 24.07	$ 21.12	$ 23.73	$ 26.42
Total Return B, C, D	2.70%	15.51%	15.22%	(9.35)%	1.36%	7.21%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.01%	1.01%	.98%	1.00%
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.01%	1.01%	.98%	1.00%
Expenses net of all reductions	.97% A	.99%	.98%	.97%	.95%	.97%
Net investment income (loss)	.90% A	1.06%	1.10%	.93%	.88%	1.51%
Supplemental Data
Net assets, end of period (in millions)	$ 985	$ 870	$ 589	$ 464	$ 371	$ 161
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.89	$ 24.34	$ 21.36	$ 23.98	$ 26.67	$ 27.95
Income from Investment Operations
Net investment income (loss) E	.10	.22 F	.19	.16	.16	.34
Net realized and unrealized gain (loss)	.62	3.49	2.98	(2.42)	.20	1.41
Total from investment operations	.72	3.71	3.17	(2.26)	.36	1.75
Distributions from net investment income	(.15)	(.16)	(.19)	(.13)	(.21)	(.28)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.61)	(.16)	(.19)	(.36)	(3.05)	(3.03)
Net asset value, end of period	$ 28.00	$ 27.89	$ 24.34	$ 21.36	$ 23.98	$ 26.67
Total Return B, C, D	2.58%	15.28%	14.97%	(9.57)%	1.10%	6.97%
Ratios to Average Net Assets G
Expenses before expense reductions	1.21% A	1.23%	1.25%	1.25%	1.22%	1.21%
Expenses net of voluntary waivers, if any	1.21% A	1.23%	1.25%	1.25%	1.22%	1.21%
Expenses net of all reductions	1.19% A	1.22%	1.22%	1.20%	1.19%	1.18%
Net investment income (loss)	.68% A	.83%	.86%	.70%	.65%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$ 3,021	$ 2,896	$ 2,289	$ 1,903	$ 2,058	$ 1,889
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 24.13	$ 21.18	$ 23.80	$ 26.49	$ 27.79
Income from Investment Operations
Net investment income (loss) E	.01	.06 F	.06	.02	.03	.20
Net realized and unrealized gain (loss)	.61	3.45	2.95	(2.39)	.20	1.40
Total from investment operations	.62	3.51	3.01	(2.37)	.23	1.60
Distributions from net investment income	(.06)	(.02)	(.06)	(.02)	(.08)	(.15)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.52)	(.02)	(.06)	(.25)	(2.92)	(2.90)
Net asset value, end of period	$ 27.72	$ 27.62	$ 24.13	$ 21.18	$ 23.80	$ 26.49
Total Return B, C, D	2.26%	14.55%	14.25%	(10.07)%	.57%	6.38%
Ratios to Average Net Assets G
Expenses before expense reductions	1.84% A	1.86%	1.85%	1.84%	1.77%	1.75%
Expenses net of voluntary waivers, if any	1.84% A	1.85%	1.85%	1.84%	1.77%	1.75%
Expenses net of all reductions	1.82% A	1.84%	1.82%	1.79%	1.73%	1.72%
Net investment income (loss)	.05% A	.22%	.26%	.11%	.10%	.76%
Supplemental Data
Net assets, end of period (in millions)	$ 537	$ 573	$ 531	$ 472	$ 620	$ 697
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 27.68	$ 24.17	$ 21.22	$ 23.84	$ 26.51	$ 27.81
Income from Investment Operations
Net investment income (loss) E	.02	.07 F	.06	.03	.03	.19
Net realized and unrealized gain (loss)	.62	3.46	2.96	(2.40)	.22	1.42
Total from investment operations	.64	3.53	3.02	(2.37)	.25	1.61
Distributions from net investment income	(.08)	(.02)	(.07)	(.02)	(.08)	(.16)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.54)	(.02)	(.07)	(.25)	(2.92)	(2.91)
Net asset value, end of period	$ 27.78	$ 27.68	$ 24.17	$ 21.22	$ 23.84	$ 26.51
Total Return B, C, D	2.31%	14.61%	14.27%	(10.06)%	.65%	6.41%
Ratios to Average Net Assets G
Expenses before expense reductions	1.78% A	1.81%	1.81%	1.79%	1.74%	1.74%
Expenses net of voluntary waivers, if any	1.78% A	1.81%	1.81%	1.79%	1.74%	1.74%
Expenses net of all reductions	1.76% A	1.79%	1.78%	1.75%	1.71%	1.71%
Net investment income (loss)	.11% A	.26%	.30%	.15%	.12%	.77%
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 313	$ 220	$ 159	$ 136	$ 69
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.22	$ 24.61	$ 21.59	$ 24.24	$ 26.93	$ 28.19
Income from Investment Operations
Net investment income (loss) D	.17	.37 E	.31	.29	.29	.47
Net realized and unrealized gain (loss)	.64	3.52	3.01	(2.44)	.21	1.44
Total from investment operations	.81	3.89	3.32	(2.15)	.50	1.91
Distributions from net investment income	(.22)	(.28)	(.30)	(.27)	(.35)	(.42)
Distributions from net realized gain	(.46)	-	-	(.23)	(2.84)	(2.75)
Total distributions	(.68)	(.28)	(.30)	(.50)	(3.19)	(3.17)
Net asset value, end of period	$ 28.35	$ 28.22	$ 24.61	$ 21.59	$ 24.24	$ 26.93
Total Return B, C	2.90%	15.88%	15.59%	(9.04)%	1.67%	7.57%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.69%	.68%	.69%	.69%	.68%
Expenses net of voluntary waivers, if any	.67% A	.69%	.68%	.69%	.69%	.68%
Expenses net of all reductions	.64% A	.67%	.65%	.64%	.65%	.65%
Net investment income (loss)	1.22% A	1.38%	1.43%	1.26%	1.18%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 1,831	$ 1,825	$ 1,264	$ 985	$ 714	$ 468
Portfolio turnover rate	44% A	33%	44%	40%	60%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,287,961
Unrealized depreciation	(291,262)
Net unrealized appreciation (depreciation)	$ 996,699
Cost for federal income tax purposes	$ 5,744,721

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,604,091 and $1,444,625, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,160	$ 4
Class T	.25%	.25%	7,498	61
Class B	.75%	.25%	2,820	2,118
Class C	.75%	.25%	1,642	329
			$ 13,120	$ 2,512

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 294
Class T	103
Class B*	452
Class C*	15
$ 864

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 1,136	.24*
Class T	3,210	.21*
Class B	968	.34*
Class C	468	.29*
Institutional Class	1,550	.17*
	$ 7,332

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $529 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $83 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 8,153	2.89%	-	$ 1

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $859 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During

Semiannual Report

7. Expense Reductions - continued

the period, these credits reduced the fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 1
Class T	2
$ 3

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 5,872	$ 5,399
Class T	15,281	15,804
Class B	1,238	441
Class C	859	186
Institutional Class	13,993	15,794
Total	$ 37,243	$ 37,624
From net realized gain
Class A	$ 14,627	$ -
Class T	48,216	-
Class B	9,510	-
Class C	5,277	-
Institutional Class	29,224	-
Total	$ 106,854	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	7,054	12,186	$ 195,399	$ 319,511
Reinvestment of distributions	692	191	19,072	4,989
Shares redeemed	(3,725)	(5,298)	(103,181)	(138,763)
Net increase (decrease)	4,021	7,079	$ 111,290	$ 185,737
Class T
Shares sold	15,231	31,572	$ 426,448	$ 836,006
Reinvestment of distributions	2,210	579	61,626	15,215
Shares redeemed	(13,421)	(22,308)	(375,664)	(591,396)
Net increase (decrease)	4,020	9,843	$ 112,410	$ 259,825
Class B
Shares sold	1,679	4,083	$ 46,474	$ 107,199
Reinvestment of distributions	350	16	9,684	394
Shares redeemed	(3,394)	(5,340)	(93,950)	(140,315)
Net increase (decrease)	(1,365)	(1,241)	$ (37,792)	$ (32,722)
Class C
Shares sold	1,968	4,255	$ 54,594	$ 112,060
Reinvestment of distributions	190	6	5,261	161
Shares redeemed	(1,393)	(2,069)	(38,565)	(54,380)
Net increase (decrease)	765	2,192	$ 21,290	$ 57,841
Institutional Class
Shares sold	10,185	25,738	$ 288,132	$ 689,263
Reinvestment of distributions	1,201	469	33,842	12,523
Shares redeemed	(11,468)	(12,888)	(324,574)	(342,868)
Net increase (decrease)	(82)	13,319	$ (2,600)	$ 358,918

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EPII-USAN-0705
1.786786.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,014.60	$ 6.53**
HypotheticalA	$ 1,000.00	$ 1,018.45	$ 6.54**
Class T
Actual	$ 1,000.00	$ 1,013.80	$ 7.83**
HypotheticalA	$ 1,000.00	$ 1,017.15	$ 7.85**
Class B
Actual	$ 1,000.00	$ 1,011.40	$ 10.38**
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,011.40	$ 10.33**
HypotheticalA	$ 1,000.00	$ 1,014.66	$ 10.35**
Institutional Class
Actual	$ 1,000.00	$ 1,017.10	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%**
Class T	1.56%**
Class B	2.07%**
Class C	2.06%**
Institutional Class	.96%

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.28
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.53
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 10.03
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 10.03
HypotheticalA		$ 10.05

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	5.0
Citigroup, Inc.	4.1	1.4
General Electric Co.	3.6	4.4
Wal-Mart Stores, Inc.	2.9	2.0
JPMorgan Chase & Co.	2.8	1.0
Bank of America Corp.	2.8	3.4
News Corp. Class B	2.5	2.8
The Coca-Cola Co.	2.2	0.1
Wells Fargo & Co.	2.2	2.6
Microsoft Corp.	2.2	2.1
	30.6
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	28.5
Information Technology	15.2	11.2
Consumer Staples	10.9	5.8
Consumer Discretionary	10.4	9.1
Industrials	8.1	13.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.7%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	1.8%	** Foreign investments	1.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.4%
Harley-Davidson, Inc.	1,900	$ 93,157
Monaco Coach Corp.	7,500	123,075
Thor Industries, Inc.	3,800	115,368
Winnebago Industries, Inc.	2,800	91,532
		423,132
Hotels, Restaurants & Leisure - 0.2%
International Game Technology	9,400	264,892
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	6,600	153,978
Media - 7.9%
Comcast Corp. Class A (special) (a)	29,000	917,560
Gannett Co., Inc.	13,800	1,027,548
Knight-Ridder, Inc.	900	56,772
News Corp. Class B	164,060	2,741,443
Omnicom Group, Inc.	5,170	423,371
The New York Times Co. Class A	44,000	1,380,280
Time Warner, Inc. (a)	62,500	1,087,500
Tribune Co.	3,800	137,484
Univision Communications, Inc. Class A (a)	8,600	228,846
Walt Disney Co.	13,500	370,440
XM Satellite Radio Holdings, Inc. Class A (a)	5,890	189,128
		8,560,372
Multiline Retail - 1.6%
Dollar General Corp.	10,700	209,827
Federated Department Stores, Inc.	10,400	701,480
JCPenney Co., Inc.	16,990	845,422
		1,756,729
Specialty Retail - 0.2%
Home Depot, Inc.	4,700	184,945
TOTAL CONSUMER DISCRETIONARY		11,344,048
CONSUMER STAPLES - 10.9%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	11,400	534,090
Diageo PLC sponsored ADR	1,900	110,428
The Coca-Cola Co.	53,250	2,376,548
		3,021,066
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.7%
CVS Corp.	17,100	$ 937,935
Wal-Mart Stores, Inc.	66,050	3,119,542
		4,057,477
Food Products - 0.9%
Campbell Soup Co.	13,300	412,699
The J.M. Smucker Co.	8,500	423,385
Unilever NV (NY Shares)	1,900	126,426
		962,510
Household Products - 1.5%
Colgate-Palmolive Co.	7,500	374,775
Procter & Gamble Co.	23,700	1,307,055
		1,681,830
Tobacco - 2.0%
Altria Group, Inc.	32,830	2,204,206
TOTAL CONSUMER STAPLES		11,927,089
ENERGY - 7.2%
Energy Equipment & Services - 0.9%
Halliburton Co.	22,900	978,746
Oil, Gas & Consumable Fuels - 6.3%
BP PLC sponsored ADR	9,500	571,900
Exxon Mobil Corp.	102,190	5,743,074
Total SA sponsored ADR	4,800	533,712
		6,848,686
TOTAL ENERGY		7,827,432
FINANCIALS - 33.3%
Capital Markets - 3.8%
American Capital Strategies Ltd.	13,300	465,766
Janus Capital Group, Inc.	38,600	592,896
Lehman Brothers Holdings, Inc.	5,200	479,440
Merrill Lynch & Co., Inc.	16,800	911,568
Northern Trust Corp.	24,600	1,129,632
Nuveen Investments, Inc. Class A	9,900	356,895
State Street Corp.	3,810	182,880
		4,119,077
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 10.0%
AmSouth Bancorp.	6,600	$ 175,956
Bank of America Corp.	65,580	3,037,666
Bank of Hawaii Corp.	1,900	92,587
BB&T Corp.	1,900	75,886
Cathay General Bancorp	14,100	479,400
East West Bancorp, Inc.	19,200	645,888
M&T Bank Corp.	900	91,926
Marshall & Ilsley Corp.	1,900	82,669
North Fork Bancorp, Inc., New York	19,800	539,748
SunTrust Banks, Inc.	14,600	1,074,706
Synovus Financial Corp.	1,900	55,233
U.S. Bancorp, Delaware	16,900	495,677
UCBH Holdings, Inc.	16,000	273,600
UnionBanCal Corp.	900	56,493
Wachovia Corp.	27,649	1,403,187
Wells Fargo & Co.	39,080	2,360,823
		10,941,445
Consumer Finance - 3.0%
American Express Co.	21,750	1,171,238
SLM Corp.	42,850	2,068,370
		3,239,608
Diversified Financial Services - 6.9%
Citigroup, Inc.	94,460	4,450,011
JPMorgan Chase & Co.	85,381	3,052,371
		7,502,382
Insurance - 3.4%
American International Group, Inc.	40,190	2,232,555
Genworth Financial, Inc. Class A (non-vtg.)	13,500	391,365
Hartford Financial Services Group, Inc.	13,300	994,707
Prudential Financial, Inc.	1,900	120,289
		3,738,916
Real Estate - 5.5%
CenterPoint Properties Trust (SBI)	4,700	196,460
Education Realty Trust, Inc.	3,300	56,661
Equity Lifestyle Properties, Inc.	35,100	1,330,290
Equity Office Properties Trust	38,900	1,263,861
General Growth Properties, Inc.	54,437	2,119,232
Highwoods Properties, Inc. (SBI)	11,400	313,728
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
ProLogis	11,400	$ 465,576
Washington Real Estate Investment Trust (SBI)	6,600	205,260
		5,951,068
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	12,200	763,964
TOTAL FINANCIALS		36,256,460
HEALTH CARE - 5.9%
Biotechnology - 0.6%
Amgen, Inc. (a)	7,600	475,608
Biogen Idec, Inc. (a)	3,200	125,120
		600,728
Health Care Equipment & Supplies - 0.3%
Hospira, Inc. (a)	6,400	243,712
Varian, Inc. (a)	3,600	133,920
		377,632
Health Care Providers & Services - 0.3%
Health Net, Inc. (a)	2,800	95,844
UnitedHealth Group, Inc.	5,140	249,701
		345,545
Pharmaceuticals - 4.7%
Abbott Laboratories	10,400	501,696
Eli Lilly & Co.	1,900	110,770
Johnson & Johnson	3,900	261,690
Merck & Co., Inc.	17,200	557,968
Pfizer, Inc.	82,630	2,305,377
Roche Holding AG sponsored ADR	10,500	663,600
Wyeth	15,600	676,572
		5,077,673
TOTAL HEALTH CARE		6,401,578
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	21,800	356,212
Lockheed Martin Corp.	2,900	188,181
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	2,900	$ 161,588
Precision Castparts Corp.	6,370	495,140
		1,201,121
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	5,600	412,440
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	2,800	146,860
Waste Management, Inc.	9,400	277,206
		424,066
Electrical Equipment - 0.2%
American Power Conversion Corp.	6,600	168,036
Industrial Conglomerates - 3.9%
3M Co.	3,800	291,270
General Electric Co.	109,390	3,990,547
		4,281,817
Machinery - 0.6%
Danaher Corp.	8,600	474,118
Dover Corp.	5,750	217,753
		691,871
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	8,800	434,896
Kansas City Southern (a)	6,600	131,934
Laidlaw International, Inc. (a)	14,200	315,808
Norfolk Southern Corp.	23,620	753,950
		1,636,588
TOTAL INDUSTRIALS		8,815,939
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	27,400	531,012
Corning, Inc. (a)	9,400	147,392
Motorola, Inc.	11,800	204,966
		883,370
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	4,700	186,637
International Business Machines Corp.	12,300	929,265
		1,115,902
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. (a)	9,500	$ 265,525
Avnet, Inc. (a)	10,100	211,292
		476,817
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	4,700	174,840
Semiconductors & Semiconductor Equipment - 10.6%
Analog Devices, Inc.	47,760	1,770,941
Applied Materials, Inc.	44,880	736,481
FormFactor, Inc. (a)	27,700	720,754
Freescale Semiconductor, Inc. Class B (a)	26,600	537,320
Intel Corp.	72,900	1,963,197
KLA-Tencor Corp.	31,660	1,437,681
Lam Research Corp. (a)	39,800	1,221,064
Mattson Technology, Inc. (a)	9,400	73,508
MKS Instruments, Inc. (a)	37,700	629,590
National Semiconductor Corp.	83,500	1,680,020
Novellus Systems, Inc. (a)	5,900	157,235
Varian Semiconductor Equipment Associates, Inc. (a)	15,500	628,990
		11,556,781
Software - 2.2%
Microsoft Corp.	91,340	2,356,572
TOTAL INFORMATION TECHNOLOGY		16,564,282
MATERIALS - 4.2%
Chemicals - 4.2%
Eastman Chemical Co.	32,794	1,927,631
FMC Corp. (a)	26,360	1,461,662
H.B. Fuller Co.	9,400	304,560
Lubrizol Corp.	13,300	523,621
Praxair, Inc.	7,900	370,273
		4,587,747
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
ALLTEL Corp.	5,600	325,752
BellSouth Corp.	43,400	1,161,384
SBC Communications, Inc.	16,200	378,756
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	12,210	$ 289,255
Verizon Communications, Inc.	23,310	824,708
		2,979,855
UTILITIES - 1.8%
Electric Utilities - 1.6%
Edison International	13,200	485,100
Entergy Corp.	3,130	224,828
Exelon Corp.	4,890	229,097
Southern Co.	5,300	179,935
TECO Energy, Inc.	35,000	618,800
		1,737,760
Multi-Utilities - 0.2%
Dominion Resources, Inc.	3,400	239,054
TOTAL UTILITIES		1,976,814
TOTAL COMMON STOCKS (Cost $100,590,710)		108,681,244
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (c)	$ 10,000	9,300
TOTAL CONVERTIBLE BONDS (Cost $10,000)		9,300
Money Market Funds - 0.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b) (Cost $649,787)	649,787	$ 649,787
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $101,250,497)		109,340,331
NET OTHER ASSETS - (0.3)%		(347,433)
NET ASSETS - 100%		$ 108,992,898
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,300 or 0.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $101,250,497) - See accompanying schedule		$ 109,340,331
Receivable for investments sold		559,529
Receivable for fund shares sold		200,999
Dividends receivable		207,314
Interest receivable		2,791
Prepaid expenses		212
Receivable from investment adviser for expense reductions		5,347
Other receivables		33,800
Total assets		110,350,323

Liabilities
Payable for investments purchased	$ 1,052,494
Payable for fund shares redeemed	142,421
Accrued management fee	51,118
Distribution fees payable	54,287
Other affiliated payables	33,239
Other payables and accrued expenses	23,866
Total liabilities		1,357,425

Net Assets		$ 108,992,898
Net Assets consist of:
Paid in capital		$ 96,880,899
Undistributed net investment income		210,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,811,828
Net unrealized appreciation (depreciation) on investments		8,089,834
Net Assets		$ 108,992,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,946,942 ÷ 1,475,606 shares)	$ 11.48

Maximum offering price per share (100/94.25 of $11.48)	$ 12.18
Class T: Net Asset Value and redemption price per share ($47,636,892 ÷ 4,167,963 shares)	$ 11.43

Maximum offering price per share (100/96.50 of $11.43)	$ 11.84
Class B: Net Asset Value and offering price per share ($21,764,310 ÷ 1,925,227 shares)A	$ 11.30

Class C: Net Asset Value and offering price per share ($16,317,353 ÷ 1,443,866 shares)A	$ 11.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,327,401 ÷ 546,694 shares)	$ 11.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 1,064,965
Interest		24,575
Security lending		319
Total income		1,089,859

Expenses
Management fee	$ 300,125
Transfer agent fees	184,654
Distribution fees	323,707
Accounting and security lending fees	22,046
Independent trustees' compensation	245
Custodian fees and expenses	14,395
Registration fees	55,719
Audit	24,797
Legal	159
Miscellaneous	72
Total expenses before reductions	925,919
Expense reductions	(86,463)	839,456
Net investment income (loss)		250,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,915,796
Foreign currency transactions	(40)
Total net realized gain (loss)		3,915,756
Change in net unrealized appreciation (depreciation) on investment securities		(2,938,939)
Net gain (loss)		976,817
Net increase (decrease) in net assets resulting from operations		$ 1,227,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,403	$ 314,854
Net realized gain (loss)	3,915,756	2,289,048
Change in net unrealized appreciation (depreciation)	(2,938,939)	7,338,559
Net increase (decrease) in net assets resulting from operations	1,227,220	9,942,461
Distributions to shareholders from net investment income	(322,045)	(107,179)
Distributions to shareholders from net realized gain	(1,898,877)	(987,836)
Total distributions	(2,220,922)	(1,095,015)
Share transactions - net increase (decrease)	13,181,197	23,038,634
Total increase (decrease) in net assets	12,187,495	31,886,080

Net Assets
Beginning of period	96,805,403	64,919,323
End of period (including undistributed net investment income of $210,337 and undistributed net investment income of $308,329, respectively)	$ 108,992,898	$ 96,805,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.42	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09 F	.04	.01	.01
Net realized and unrealized gain (loss)	.12	1.31	1.50	(.63)	(.51)
Total from investment operations	.17	1.40	1.54	(.62)	(.50)
Distributions from net investment income	(.08)	(.05)	-	-	-
Distributions from net realized gain	(.22)	(.16)	-	-	-
Total distributions	(.30)	(.21)	-	-	-
Net asset value, end of period	$ 11.48	$ 11.61	$ 10.42	$ 8.88	$ 9.50
Total Return B, C, D	1.46%	13.60%	17.34%	(6.53)%	(5.00)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.41% A	1.45%	1.64%	2.00%	3.83% A
Expenses net of voluntary waivers, if any	1.30% A	1.45%	1.53%	1.70%	1.75% A
Expenses net of all reductions	1.23% A	1.40%	1.44%	1.62%	1.71% A
Net investment income (loss)	.85% A	.82%	.44%	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,947	$ 13,083	$ 7,536	$ 3,614	$ 1,428
Portfolio turnover rate	186% A	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 10.36	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06F	.02	(.01)	-I
Net realized and unrealized gain (loss)	.13	1.30	1.49	(.63)	(.51)
Total from investment operations	.16	1.36	1.51	(.64)	(.51)
Distributions from net investment income	(.05)	(.02)	-	-	-
Distributions from net realized gain	(.22)	(.16)	-	-	-
Total distributions	(.27)	(.18)	-	-	-
Net asset value, end of period	$ 11.43	$ 11.54	$ 10.36	$ 8.85	$ 9.49
Total Return B, C, D	1.38%	13.26%	17.06%	(6.74)%	(5.10)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.66%A	1.73%	1.94%	2.27%	4.06%A
Expenses net of voluntary waivers, if any	1.56%A	1.73%	1.78%	1.92%	2.00%A
Expenses net of all reductions	1.49%A	1.67%	1.68%	1.85%	1.97%A
Net investment income (loss)	.59%A	.54%	.20%	(.10)%	-%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,637	$ 43,575	$ 30,316	$ 18,985	$ 9,584
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 10.24	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	- F,I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.13	1.28	1.48	(.63)	(.51)
Total from investment operations	.13	1.28	1.46	(.68)	(.54)
Distributions from net realized gain	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.30	$ 11.39	$ 10.24	$ 8.78	$ 9.46
Total Return B, C, D	1.14%	12.58%	16.63%	(7.19)%	(5.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.16%A	2.27%	2.44%	2.78%	4.67%A
Expenses net of voluntary waivers, if any	2.07%A	2.25%	2.25%	2.41%	2.50%A
Expenses net of all reductions	2.00%A	2.19%	2.15%	2.34%	2.47%A
Net investment income (loss)	.08%A	.02%	(.27)%	(.59)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,764	$ 21,024	$ 14,372	$ 10,253	$ 5,103
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 10.23	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	- F, I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.12	1.29	1.48	(.64)	(.51)
Total from investment operations	.13	1.29	1.46	(.69)	(.54)
Distributions from net realized gain	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.30	$ 11.39	$ 10.23	$ 8.77	$ 9.46
Total Return B, C, D	1.14%	12.69%	16.65%	(7.29)%	(5.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.16%A	2.23%	2.37%	2.71%	4.55%A
Expenses net of voluntary waivers, if any	2.06%A	2.23%	2.25%	2.40%	2.50%A
Expenses net of all reductions	1.99%A	2.18%	2.15%	2.32%	2.46%A
Net investment income (loss)	.09%A	.04%	(.26)%	(.58)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,317	$ 15,303	$ 11,665	$ 8,616	$ 5,118
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 10.50	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.13 E	.06	.04	.03
Net realized and unrealized gain (loss)	.13	1.31	1.53	(.64)	(.52)
Total from investment operations	.20	1.44	1.59	(.60)	(.49)
Distributions from net investment income	(.13)	(.06)	-	-	-
Distributions from net realized gain	(.22)	(.16)	-	-	-
Total distributions	(.35)	(.22)	-	-	-
Net asset value, end of period	$ 11.57	$ 11.72	$ 10.50	$ 8.91	$ 9.51
Total Return B, C	1.71%	13.89%	17.85%	(6.31)%	(4.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96%A	1.11%	1.25%	1.62%	3.44%A
Expenses net of voluntary waivers, if any	.96%A	1.11%	1.25%	1.40%	1.50%A
Expenses net of all reductions	.89%A	1.05%	1.15%	1.32%	1.46%A
Net investment income (loss)	1.19%A	1.17%	.69%	.42%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,327	$ 3,821	$ 1,031	$ 402	$ 309
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,420,957
Unrealized depreciation	(1,592,704)
Net unrealized appreciation (depreciation)	$ 7,828,253
Cost for federal income tax purposes	$ 101,512,078

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $107,651,423 and $95,997,565, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19,060	$ 23
Class T	.25%	.25%	115,652	517
Class B	.75%	.25%	108,590	81,518
Class C	.75%	.25%	80,405	10,721
			$ 323,707	$ 92,779

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,521
Class T	8,366
Class B*	27,055
Class C*	402
$ 56,344

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 27,475	.36*
Class T	83,812	.36*
Class B	39,758	.37*
Class C	28,927	.36*
Institutional Class	4,682	.17*
	$ 184,654

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,615 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,261 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 8,025
Class T	1.75% - 1.50%*	22,854
Class B	2.25% - 2.00%*	9,550
Class C	2.25% - 2.00%*	7,808
		$ 48,237

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $38,165 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $61.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 92,027	$ 39,989
Class T	191,544	61,210
Institutional Class	38,474	5,980
Total	$ 322,045	$ 107,179
From net realized gain
Class A	$ 258,630	$ 130,135
Class T	849,020	495,866
Class B	413,854	194,680
Class C	302,699	151,112
Institutional Class	74,674	16,043
Total	$ 1,898,877	$ 987,836

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	481,201	738,453	$ 5,528,615	$ 8,004,643
Reinvestment of distributions	28,728	14,010	330,932	150,438
Shares redeemed	(161,618)	(348,249)	(1,845,076)	(3,769,926)
Net increase (decrease)	348,311	404,214	$ 4,014,471	$ 4,385,155
Class T
Shares sold	834,633	1,974,367	$ 9,567,020	$ 21,286,568
Reinvestment of distributions	88,196	50,251	1,012,274	538,344
Shares redeemed	(532,196)	(1,173,558)	(6,055,757)	(12,617,991)
Net increase (decrease)	390,633	851,060	$ 4,523,537	$ 9,206,921
Class B
Shares sold	347,457	753,444	$ 3,930,744	$ 8,054,526
Reinvestment of distributions	32,386	16,217	368,093	173,062
Shares redeemed	(300,046)	(328,013)	(3,377,784)	(3,487,834)
Net increase (decrease)	79,797	441,648	$ 921,053	$ 4,739,754
Class C
Shares sold	246,358	504,291	$ 2,794,107	$ 5,386,547
Reinvestment of distributions	24,224	12,628	275,327	134,626
Shares redeemed	(170,540)	(313,096)	(1,924,909)	(3,351,417)
Net increase (decrease)	100,042	203,823	$ 1,144,525	$ 2,169,756
Institutional Class
Shares sold	300,673	261,623	$ 3,505,682	$ 2,907,231
Reinvestment of distributions	3,481	1,435	40,241	15,498
Shares redeemed	(83,408)	(35,240)	(968,312)	(385,681)
Net increase (decrease)	220,746	227,818	$ 2,577,611	$ 2,537,048

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEV-USAN-0705
1.786787.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Equity Value

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,014.60	$ 6.53**
HypotheticalA	$ 1,000.00	$ 1,018.45	$ 6.54**
Class T
Actual	$ 1,000.00	$ 1,013.80	$ 7.83**
HypotheticalA	$ 1,000.00	$ 1,017.15	$ 7.85**
Class B
Actual	$ 1,000.00	$ 1,011.40	$ 10.38**
HypotheticalA	$ 1,000.00	$ 1,014.61	$ 10.40**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 1,011.40	$ 10.33**
HypotheticalA	$ 1,000.00	$ 1,014.66	$ 10.35**
Institutional Class
Actual	$ 1,000.00	$ 1,017.10	$ 4.83
HypotheticalA	$ 1,000.00	$ 1,020.14	$ 4.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%**
Class T	1.56%**
Class B	2.07%**
Class C	2.06%**
Institutional Class	.96%

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.28
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.53
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 10.03
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 10.03
HypotheticalA		$ 10.05

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	5.0
Citigroup, Inc.	4.1	1.4
General Electric Co.	3.6	4.4
Wal-Mart Stores, Inc.	2.9	2.0
JPMorgan Chase & Co.	2.8	1.0
Bank of America Corp.	2.8	3.4
News Corp. Class B	2.5	2.8
The Coca-Cola Co.	2.2	0.1
Wells Fargo & Co.	2.2	2.6
Microsoft Corp.	2.2	2.1
	30.6
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	28.5
Information Technology	15.2	11.2
Consumer Staples	10.9	5.8
Consumer Discretionary	10.4	9.1
Industrials	8.1	13.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.7%		Stocks 98.8%
	Convertible Securities 0.0%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	1.8%	** Foreign investments	1.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.4%
Automobiles - 0.4%
Harley-Davidson, Inc.	1,900	$ 93,157
Monaco Coach Corp.	7,500	123,075
Thor Industries, Inc.	3,800	115,368
Winnebago Industries, Inc.	2,800	91,532
		423,132
Hotels, Restaurants & Leisure - 0.2%
International Game Technology	9,400	264,892
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	6,600	153,978
Media - 7.9%
Comcast Corp. Class A (special) (a)	29,000	917,560
Gannett Co., Inc.	13,800	1,027,548
Knight-Ridder, Inc.	900	56,772
News Corp. Class B	164,060	2,741,443
Omnicom Group, Inc.	5,170	423,371
The New York Times Co. Class A	44,000	1,380,280
Time Warner, Inc. (a)	62,500	1,087,500
Tribune Co.	3,800	137,484
Univision Communications, Inc. Class A (a)	8,600	228,846
Walt Disney Co.	13,500	370,440
XM Satellite Radio Holdings, Inc. Class A (a)	5,890	189,128
		8,560,372
Multiline Retail - 1.6%
Dollar General Corp.	10,700	209,827
Federated Department Stores, Inc.	10,400	701,480
JCPenney Co., Inc.	16,990	845,422
		1,756,729
Specialty Retail - 0.2%
Home Depot, Inc.	4,700	184,945
TOTAL CONSUMER DISCRETIONARY		11,344,048
CONSUMER STAPLES - 10.9%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	11,400	534,090
Diageo PLC sponsored ADR	1,900	110,428
The Coca-Cola Co.	53,250	2,376,548
		3,021,066
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.7%
CVS Corp.	17,100	$ 937,935
Wal-Mart Stores, Inc.	66,050	3,119,542
		4,057,477
Food Products - 0.9%
Campbell Soup Co.	13,300	412,699
The J.M. Smucker Co.	8,500	423,385
Unilever NV (NY Shares)	1,900	126,426
		962,510
Household Products - 1.5%
Colgate-Palmolive Co.	7,500	374,775
Procter & Gamble Co.	23,700	1,307,055
		1,681,830
Tobacco - 2.0%
Altria Group, Inc.	32,830	2,204,206
TOTAL CONSUMER STAPLES		11,927,089
ENERGY - 7.2%
Energy Equipment & Services - 0.9%
Halliburton Co.	22,900	978,746
Oil, Gas & Consumable Fuels - 6.3%
BP PLC sponsored ADR	9,500	571,900
Exxon Mobil Corp.	102,190	5,743,074
Total SA sponsored ADR	4,800	533,712
		6,848,686
TOTAL ENERGY		7,827,432
FINANCIALS - 33.3%
Capital Markets - 3.8%
American Capital Strategies Ltd.	13,300	465,766
Janus Capital Group, Inc.	38,600	592,896
Lehman Brothers Holdings, Inc.	5,200	479,440
Merrill Lynch & Co., Inc.	16,800	911,568
Northern Trust Corp.	24,600	1,129,632
Nuveen Investments, Inc. Class A	9,900	356,895
State Street Corp.	3,810	182,880
		4,119,077
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 10.0%
AmSouth Bancorp.	6,600	$ 175,956
Bank of America Corp.	65,580	3,037,666
Bank of Hawaii Corp.	1,900	92,587
BB&T Corp.	1,900	75,886
Cathay General Bancorp	14,100	479,400
East West Bancorp, Inc.	19,200	645,888
M&T Bank Corp.	900	91,926
Marshall & Ilsley Corp.	1,900	82,669
North Fork Bancorp, Inc., New York	19,800	539,748
SunTrust Banks, Inc.	14,600	1,074,706
Synovus Financial Corp.	1,900	55,233
U.S. Bancorp, Delaware	16,900	495,677
UCBH Holdings, Inc.	16,000	273,600
UnionBanCal Corp.	900	56,493
Wachovia Corp.	27,649	1,403,187
Wells Fargo & Co.	39,080	2,360,823
		10,941,445
Consumer Finance - 3.0%
American Express Co.	21,750	1,171,238
SLM Corp.	42,850	2,068,370
		3,239,608
Diversified Financial Services - 6.9%
Citigroup, Inc.	94,460	4,450,011
JPMorgan Chase & Co.	85,381	3,052,371
		7,502,382
Insurance - 3.4%
American International Group, Inc.	40,190	2,232,555
Genworth Financial, Inc. Class A (non-vtg.)	13,500	391,365
Hartford Financial Services Group, Inc.	13,300	994,707
Prudential Financial, Inc.	1,900	120,289
		3,738,916
Real Estate - 5.5%
CenterPoint Properties Trust (SBI)	4,700	196,460
Education Realty Trust, Inc.	3,300	56,661
Equity Lifestyle Properties, Inc.	35,100	1,330,290
Equity Office Properties Trust	38,900	1,263,861
General Growth Properties, Inc.	54,437	2,119,232
Highwoods Properties, Inc. (SBI)	11,400	313,728
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
ProLogis	11,400	$ 465,576
Washington Real Estate Investment Trust (SBI)	6,600	205,260
		5,951,068
Thrifts & Mortgage Finance - 0.7%
Golden West Financial Corp., Delaware	12,200	763,964
TOTAL FINANCIALS		36,256,460
HEALTH CARE - 5.9%
Biotechnology - 0.6%
Amgen, Inc. (a)	7,600	475,608
Biogen Idec, Inc. (a)	3,200	125,120
		600,728
Health Care Equipment & Supplies - 0.3%
Hospira, Inc. (a)	6,400	243,712
Varian, Inc. (a)	3,600	133,920
		377,632
Health Care Providers & Services - 0.3%
Health Net, Inc. (a)	2,800	95,844
UnitedHealth Group, Inc.	5,140	249,701
		345,545
Pharmaceuticals - 4.7%
Abbott Laboratories	10,400	501,696
Eli Lilly & Co.	1,900	110,770
Johnson & Johnson	3,900	261,690
Merck & Co., Inc.	17,200	557,968
Pfizer, Inc.	82,630	2,305,377
Roche Holding AG sponsored ADR	10,500	663,600
Wyeth	15,600	676,572
		5,077,673
TOTAL HEALTH CARE		6,401,578
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)	21,800	356,212
Lockheed Martin Corp.	2,900	188,181
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	2,900	$ 161,588
Precision Castparts Corp.	6,370	495,140
		1,201,121
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	5,600	412,440
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	2,800	146,860
Waste Management, Inc.	9,400	277,206
		424,066
Electrical Equipment - 0.2%
American Power Conversion Corp.	6,600	168,036
Industrial Conglomerates - 3.9%
3M Co.	3,800	291,270
General Electric Co.	109,390	3,990,547
		4,281,817
Machinery - 0.6%
Danaher Corp.	8,600	474,118
Dover Corp.	5,750	217,753
		691,871
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	8,800	434,896
Kansas City Southern (a)	6,600	131,934
Laidlaw International, Inc. (a)	14,200	315,808
Norfolk Southern Corp.	23,620	753,950
		1,636,588
TOTAL INDUSTRIALS		8,815,939
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	27,400	531,012
Corning, Inc. (a)	9,400	147,392
Motorola, Inc.	11,800	204,966
		883,370
Computers & Peripherals - 1.0%
Apple Computer, Inc. (a)	4,700	186,637
International Business Machines Corp.	12,300	929,265
		1,115,902
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. (a)	9,500	$ 265,525
Avnet, Inc. (a)	10,100	211,292
		476,817
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	4,700	174,840
Semiconductors & Semiconductor Equipment - 10.6%
Analog Devices, Inc.	47,760	1,770,941
Applied Materials, Inc.	44,880	736,481
FormFactor, Inc. (a)	27,700	720,754
Freescale Semiconductor, Inc. Class B (a)	26,600	537,320
Intel Corp.	72,900	1,963,197
KLA-Tencor Corp.	31,660	1,437,681
Lam Research Corp. (a)	39,800	1,221,064
Mattson Technology, Inc. (a)	9,400	73,508
MKS Instruments, Inc. (a)	37,700	629,590
National Semiconductor Corp.	83,500	1,680,020
Novellus Systems, Inc. (a)	5,900	157,235
Varian Semiconductor Equipment Associates, Inc. (a)	15,500	628,990
		11,556,781
Software - 2.2%
Microsoft Corp.	91,340	2,356,572
TOTAL INFORMATION TECHNOLOGY		16,564,282
MATERIALS - 4.2%
Chemicals - 4.2%
Eastman Chemical Co.	32,794	1,927,631
FMC Corp. (a)	26,360	1,461,662
H.B. Fuller Co.	9,400	304,560
Lubrizol Corp.	13,300	523,621
Praxair, Inc.	7,900	370,273
		4,587,747
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
ALLTEL Corp.	5,600	325,752
BellSouth Corp.	43,400	1,161,384
SBC Communications, Inc.	16,200	378,756
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	12,210	$ 289,255
Verizon Communications, Inc.	23,310	824,708
		2,979,855
UTILITIES - 1.8%
Electric Utilities - 1.6%
Edison International	13,200	485,100
Entergy Corp.	3,130	224,828
Exelon Corp.	4,890	229,097
Southern Co.	5,300	179,935
TECO Energy, Inc.	35,000	618,800
		1,737,760
Multi-Utilities - 0.2%
Dominion Resources, Inc.	3,400	239,054
TOTAL UTILITIES		1,976,814
TOTAL COMMON STOCKS (Cost $100,590,710)		108,681,244
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (c)	$ 10,000	9,300
TOTAL CONVERTIBLE BONDS (Cost $10,000)		9,300
Money Market Funds - 0.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b) (Cost $649,787)	649,787	$ 649,787
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $101,250,497)		109,340,331
NET OTHER ASSETS - (0.3)%		(347,433)
NET ASSETS - 100%		$ 108,992,898
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,300 or 0.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $101,250,497) - See accompanying schedule		$ 109,340,331
Receivable for investments sold		559,529
Receivable for fund shares sold		200,999
Dividends receivable		207,314
Interest receivable		2,791
Prepaid expenses		212
Receivable from investment adviser for expense reductions		5,347
Other receivables		33,800
Total assets		110,350,323

Liabilities
Payable for investments purchased	$ 1,052,494
Payable for fund shares redeemed	142,421
Accrued management fee	51,118
Distribution fees payable	54,287
Other affiliated payables	33,239
Other payables and accrued expenses	23,866
Total liabilities		1,357,425

Net Assets		$ 108,992,898
Net Assets consist of:
Paid in capital		$ 96,880,899
Undistributed net investment income		210,337
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,811,828
Net unrealized appreciation (depreciation) on investments		8,089,834
Net Assets		$ 108,992,898

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($16,946,942 ÷ 1,475,606 shares)	$ 11.48

Maximum offering price per share (100/94.25 of $11.48)	$ 12.18
Class T: Net Asset Value and redemption price per share ($47,636,892 ÷ 4,167,963 shares)	$ 11.43

Maximum offering price per share (100/96.50 of $11.43)	$ 11.84
Class B: Net Asset Value and offering price per share ($21,764,310 ÷ 1,925,227 shares)A	$ 11.30

Class C: Net Asset Value and offering price per share ($16,317,353 ÷ 1,443,866 shares)A	$ 11.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,327,401 ÷ 546,694 shares)	$ 11.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 1,064,965
Interest		24,575
Security lending		319
Total income		1,089,859

Expenses
Management fee	$ 300,125
Transfer agent fees	184,654
Distribution fees	323,707
Accounting and security lending fees	22,046
Independent trustees' compensation	245
Custodian fees and expenses	14,395
Registration fees	55,719
Audit	24,797
Legal	159
Miscellaneous	72
Total expenses before reductions	925,919
Expense reductions	(86,463)	839,456
Net investment income (loss)		250,403
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,915,796
Foreign currency transactions	(40)
Total net realized gain (loss)		3,915,756
Change in net unrealized appreciation (depreciation) on investment securities		(2,938,939)
Net gain (loss)		976,817
Net increase (decrease) in net assets resulting from operations		$ 1,227,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 250,403	$ 314,854
Net realized gain (loss)	3,915,756	2,289,048
Change in net unrealized appreciation (depreciation)	(2,938,939)	7,338,559
Net increase (decrease) in net assets resulting from operations	1,227,220	9,942,461
Distributions to shareholders from net investment income	(322,045)	(107,179)
Distributions to shareholders from net realized gain	(1,898,877)	(987,836)
Total distributions	(2,220,922)	(1,095,015)
Share transactions - net increase (decrease)	13,181,197	23,038,634
Total increase (decrease) in net assets	12,187,495	31,886,080

Net Assets
Beginning of period	96,805,403	64,919,323
End of period (including undistributed net investment income of $210,337 and undistributed net investment income of $308,329, respectively)	$ 108,992,898	$ 96,805,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.42	$ 8.88	$ 9.50	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.09 F	.04	.01	.01
Net realized and unrealized gain (loss)	.12	1.31	1.50	(.63)	(.51)
Total from investment operations	.17	1.40	1.54	(.62)	(.50)
Distributions from net investment income	(.08)	(.05)	-	-	-
Distributions from net realized gain	(.22)	(.16)	-	-	-
Total distributions	(.30)	(.21)	-	-	-
Net asset value, end of period	$ 11.48	$ 11.61	$ 10.42	$ 8.88	$ 9.50
Total Return B, C, D	1.46%	13.60%	17.34%	(6.53)%	(5.00)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.41% A	1.45%	1.64%	2.00%	3.83% A
Expenses net of voluntary waivers, if any	1.30% A	1.45%	1.53%	1.70%	1.75% A
Expenses net of all reductions	1.23% A	1.40%	1.44%	1.62%	1.71% A
Net investment income (loss)	.85% A	.82%	.44%	.12%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,947	$ 13,083	$ 7,536	$ 3,614	$ 1,428
Portfolio turnover rate	186% A	144%	154%	148%	107% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54	$ 10.36	$ 8.85	$ 9.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06F	.02	(.01)	-I
Net realized and unrealized gain (loss)	.13	1.30	1.49	(.63)	(.51)
Total from investment operations	.16	1.36	1.51	(.64)	(.51)
Distributions from net investment income	(.05)	(.02)	-	-	-
Distributions from net realized gain	(.22)	(.16)	-	-	-
Total distributions	(.27)	(.18)	-	-	-
Net asset value, end of period	$ 11.43	$ 11.54	$ 10.36	$ 8.85	$ 9.49
Total Return B, C, D	1.38%	13.26%	17.06%	(6.74)%	(5.10)%
Ratios to Average Net AssetsH
Expenses before expense reductions	1.66%A	1.73%	1.94%	2.27%	4.06%A
Expenses net of voluntary waivers, if any	1.56%A	1.73%	1.78%	1.92%	2.00%A
Expenses net of all reductions	1.49%A	1.67%	1.68%	1.85%	1.97%A
Net investment income (loss)	.59%A	.54%	.20%	(.10)%	-%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,637	$ 43,575	$ 30,316	$ 18,985	$ 9,584
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 10.24	$ 8.78	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	- F,I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.13	1.28	1.48	(.63)	(.51)
Total from investment operations	.13	1.28	1.46	(.68)	(.54)
Distributions from net realized gain	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.30	$ 11.39	$ 10.24	$ 8.78	$ 9.46
Total Return B, C, D	1.14%	12.58%	16.63%	(7.19)%	(5.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.16%A	2.27%	2.44%	2.78%	4.67%A
Expenses net of voluntary waivers, if any	2.07%A	2.25%	2.25%	2.41%	2.50%A
Expenses net of all reductions	2.00%A	2.19%	2.15%	2.34%	2.47%A
Net investment income (loss)	.08%A	.02%	(.27)%	(.59)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,764	$ 21,024	$ 14,372	$ 10,253	$ 5,103
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 10.23	$ 8.77	$ 9.46	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	- F, I	(.02)	(.05)	(.03)
Net realized and unrealized gain (loss)	.12	1.29	1.48	(.64)	(.51)
Total from investment operations	.13	1.29	1.46	(.69)	(.54)
Distributions from net realized gain	(.22)	(.13)	-	-	-
Net asset value, end of period	$ 11.30	$ 11.39	$ 10.23	$ 8.77	$ 9.46
Total Return B, C, D	1.14%	12.69%	16.65%	(7.29)%	(5.40)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.16%A	2.23%	2.37%	2.71%	4.55%A
Expenses net of voluntary waivers, if any	2.06%A	2.23%	2.25%	2.40%	2.50%A
Expenses net of all reductions	1.99%A	2.18%	2.15%	2.32%	2.46%A
Net investment income (loss)	.09%A	.04%	(.26)%	(.58)%	(.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,317	$ 15,303	$ 11,665	$ 8,616	$ 5,118
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

G For the period May 9, 2001 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 10.50	$ 8.91	$ 9.51	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.13 E	.06	.04	.03
Net realized and unrealized gain (loss)	.13	1.31	1.53	(.64)	(.52)
Total from investment operations	.20	1.44	1.59	(.60)	(.49)
Distributions from net investment income	(.13)	(.06)	-	-	-
Distributions from net realized gain	(.22)	(.16)	-	-	-
Total distributions	(.35)	(.22)	-	-	-
Net asset value, end of period	$ 11.57	$ 11.72	$ 10.50	$ 8.91	$ 9.51
Total Return B, C	1.71%	13.89%	17.85%	(6.31)%	(4.90)%
Ratios to Average Net Assets G
Expenses before expense reductions	.96%A	1.11%	1.25%	1.62%	3.44%A
Expenses net of voluntary waivers, if any	.96%A	1.11%	1.25%	1.40%	1.50%A
Expenses net of all reductions	.89%A	1.05%	1.15%	1.32%	1.46%A
Net investment income (loss)	1.19%A	1.17%	.69%	.42%	.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,327	$ 3,821	$ 1,031	$ 402	$ 309
Portfolio turnover rate	186%A	144%	154%	148%	107%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.03 per share.

F For the period May 9, 2001 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Equity Value Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,420,957
Unrealized depreciation	(1,592,704)
Net unrealized appreciation (depreciation)	$ 7,828,253
Cost for federal income tax purposes	$ 101,512,078

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $107,651,423 and $95,997,565, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 19,060	$ 23
Class T	.25%	.25%	115,652	517
Class B	.75%	.25%	108,590	81,518
Class C	.75%	.25%	80,405	10,721
			$ 323,707	$ 92,779

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,521
Class T	8,366
Class B*	27,055
Class C*	402
$ 56,344

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 27,475	.36*
Class T	83,812	.36*
Class B	39,758	.37*
Class C	28,927	.36*
Institutional Class	4,682	.17*
	$ 184,654

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $25,615 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,261 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 8,025
Class T	1.75% - 1.50%*	22,854
Class B	2.25% - 2.00%*	9,550
Class C	2.25% - 2.00%*	7,808
		$ 48,237

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $38,165 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $61.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 92,027	$ 39,989
Class T	191,544	61,210
Institutional Class	38,474	5,980
Total	$ 322,045	$ 107,179
From net realized gain
Class A	$ 258,630	$ 130,135
Class T	849,020	495,866
Class B	413,854	194,680
Class C	302,699	151,112
Institutional Class	74,674	16,043
Total	$ 1,898,877	$ 987,836

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	481,201	738,453	$ 5,528,615	$ 8,004,643
Reinvestment of distributions	28,728	14,010	330,932	150,438
Shares redeemed	(161,618)	(348,249)	(1,845,076)	(3,769,926)
Net increase (decrease)	348,311	404,214	$ 4,014,471	$ 4,385,155
Class T
Shares sold	834,633	1,974,367	$ 9,567,020	$ 21,286,568
Reinvestment of distributions	88,196	50,251	1,012,274	538,344
Shares redeemed	(532,196)	(1,173,558)	(6,055,757)	(12,617,991)
Net increase (decrease)	390,633	851,060	$ 4,523,537	$ 9,206,921
Class B
Shares sold	347,457	753,444	$ 3,930,744	$ 8,054,526
Reinvestment of distributions	32,386	16,217	368,093	173,062
Shares redeemed	(300,046)	(328,013)	(3,377,784)	(3,487,834)
Net increase (decrease)	79,797	441,648	$ 921,053	$ 4,739,754
Class C
Shares sold	246,358	504,291	$ 2,794,107	$ 5,386,547
Reinvestment of distributions	24,224	12,628	275,327	134,626
Shares redeemed	(170,540)	(313,096)	(1,924,909)	(3,351,417)
Net increase (decrease)	100,042	203,823	$ 1,144,525	$ 2,169,756
Institutional Class
Shares sold	300,673	261,623	$ 3,505,682	$ 2,907,231
Reinvestment of distributions	3,481	1,435	40,241	15,498
Shares redeemed	(83,408)	(35,240)	(968,312)	(385,681)
Net increase (decrease)	220,746	227,818	$ 2,577,611	$ 2,537,048

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEVI-USAN-0705
1.786788.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Fifty

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,003.70	$ 6.54**
Hypothetical A	$ 1,000.00	$ 1,018.40	$ 6.59**
Class T
Actual	$ 1,000.00	$ 1,002.80	$ 7.89**
Hypothetical A	$ 1,000.00	$ 1,017.05	$ 7.95**
Class B
Actual	$ 1,000.00	$ 999.00	$ 10.37**
Hypothetical A	$ 1,000.00	$ 1,014.56	$ 10.45**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 999.00	$ 10.32**
Hypothetical A	$ 1,000.00	$ 1,014.61	$ 10.40**
Institutional Class
Actual	$ 1,000.00	$ 1,005.50	$ 4.95
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.31%**
Class T	1.58%**
Class B	2.08%**
Class C	2.07%**
Institutional Class	.99%

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.25
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.49
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 9.97
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 9.97
HypotheticalA		$ 10.05

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.8	4.2
Google, Inc. Class A (sub. vtg.)	5.4	0.0
Carnival Corp. unit	4.6	4.5
Seagate Technology	4.4	3.5
American Express Co.	4.4	4.2
Infosys Technologies Ltd.	4.0	3.4
General Electric Co.	3.0	0.0
QUALCOMM, Inc.	2.9	1.6
UnitedHealth Group, Inc.	2.8	2.1
Yahoo!, Inc.	2.8	3.6
	40.1
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.7	25.6
Consumer Discretionary	16.3	17.5
Industrials	16.3	15.2
Financials	7.8	9.6
Health Care	7.5	12.7
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 97.2%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	21.5%	** Foreign investments	25.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Diversified Consumer Services - 2.0%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	48,900	$ 686,067
Universal Technical Institute, Inc. (a)	27,100	827,905
		1,513,972
Hotels, Restaurants & Leisure - 8.4%
Carnival Corp. unit	65,100	3,443,790
Kerzner International Ltd. (a)	32,000	1,970,560
Starwood Hotels & Resorts Worldwide, Inc. unit	15,500	867,535
		6,281,885
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	17,600	668,976
Media - 1.8%
McGraw-Hill Companies, Inc.	17,600	768,416
Radio One, Inc. Class D (non-vtg.) (a)	43,125	543,375
		1,311,791
Specialty Retail - 3.2%
Chico's FAS, Inc. (a)	27,100	927,091
The Children's Place Retail Stores, Inc. (a)	21,658	1,011,645
Urban Outfitters, Inc. (a)	8,400	448,056
		2,386,792
TOTAL CONSUMER DISCRETIONARY		12,163,416
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.6%
CVS Corp.	15,700	861,145
Walgreen Co.	24,100	1,092,694
		1,953,839
Household Products - 0.8%
Colgate-Palmolive Co.	11,200	559,664
Personal Products - 0.4%
Gillette Co.	5,600	295,344
TOTAL CONSUMER STAPLES		2,808,847
ENERGY - 5.0%
Energy Equipment & Services - 4.3%
Halliburton Co.	32,600	1,393,324
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	26,900	$ 1,482,459
Weatherford International Ltd. (a)	6,500	341,705
		3,217,488
Oil, Gas & Consumable Fuels - 0.7%
Valero Energy Corp.	7,300	500,926
TOTAL ENERGY		3,718,414
FINANCIALS - 7.8%
Commercial Banks - 2.4%
Wells Fargo & Co.	30,000	1,812,300
Consumer Finance - 4.4%
American Express Co.	60,400	3,252,540
Insurance - 1.0%
American International Group, Inc.	13,200	733,260
TOTAL FINANCIALS		5,798,100
HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	3,500	357,945
Animas Corp. (d)	19,300	345,663
DENTSPLY International, Inc.	8,900	507,745
		1,211,353
Health Care Providers & Services - 4.8%
Henry Schein, Inc. (a)	36,900	1,486,701
UnitedHealth Group, Inc.	43,600	2,118,088
		3,604,789
Pharmaceuticals - 1.1%
Novo Nordisk AS Series B sponsored ADR (d)	15,600	804,804
TOTAL HEALTH CARE		5,620,946
INDUSTRIALS - 16.3%
Aerospace & Defense - 4.2%
Precision Castparts Corp.	26,400	2,052,072
Rockwell Collins, Inc.	3,800	187,682
The Boeing Co.	13,800	881,820
		3,121,574
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 3.7%
AirTran Holdings, Inc. (a)(d)	121,300	$ 1,183,888
Ryanair Holdings PLC sponsored ADR (a)	34,500	1,576,305
		2,760,193
Commercial Services & Supplies - 1.5%
Dun & Bradstreet Corp. (a)	8,100	497,664
Monster Worldwide, Inc. (a)	23,800	627,844
		1,125,508
Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc. (a)	14,300	751,894
Shaw Group, Inc. (a)	26,400	531,960
		1,283,854
Industrial Conglomerates - 4.2%
General Electric Co.	60,400	2,203,392
Walter Industries, Inc.	21,200	898,880
		3,102,272
Machinery - 1.0%
Danaher Corp.	13,500	744,255
TOTAL INDUSTRIALS		12,137,656
INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 2.9%
QUALCOMM, Inc.	59,100	2,202,066
Computers & Peripherals - 6.8%
Dell, Inc. (a)	36,100	1,440,029
Seagate Technology	156,200	3,314,564
UNOVA, Inc. (a)	16,500	339,570
		5,094,163
Electronic Equipment & Instruments - 0.6%
CDW Corp.	7,500	436,350
Internet Software & Services - 8.2%
Google, Inc. Class A (sub. vtg.)	14,500	4,036,800
Yahoo!, Inc. (a)	56,200	2,090,640
		6,127,440
IT Services - 4.6%
Automatic Data Processing, Inc.	10,800	473,040
Infosys Technologies Ltd.	57,458	2,955,574
		3,428,614
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	34,900	$ 939,857
Maxim Integrated Products, Inc.	27,400	1,079,560
		2,019,417
Software - 7.9%
Microsoft Corp.	165,800	4,277,641
NAVTEQ Corp.	41,400	1,579,410
		5,857,051
TOTAL INFORMATION TECHNOLOGY		25,165,101
MATERIALS - 5.6%
Chemicals - 3.2%
Monsanto Co.	15,200	866,400
Potash Corp. of Saskatchewan	7,300	655,732
Praxair, Inc.	18,700	876,469
		2,398,601
Metals & Mining - 2.4%
Carpenter Technology Corp.	14,600	788,400
Companhia Vale do Rio Doce sponsored ADR	34,200	992,826
		1,781,226
TOTAL MATERIALS		4,179,827
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Sprint Corp.	37,100	878,899
TOTAL COMMON STOCKS (Cost $61,887,324)		72,471,206
Money Market Funds - 5.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	2,091,126	$ 2,091,126
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	1,680,600	1,680,600
TOTAL MONEY MARKET FUNDS (Cost $3,771,726)		3,771,726
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $65,659,050)		76,242,932
NET OTHER ASSETS - (2.2)%		(1,676,444)
NET ASSETS - 100%		$ 74,566,488
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.5%
Panama	4.6%
Cayman Islands	4.4%
India	4.0%
Bahamas (Nassau)	2.6%
Ireland	2.1%
Brazil	1.3%
Denmark	1.1%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $869,651 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,603,612) (cost $65,659,050) - See accompanying schedule		$ 76,242,932
Foreign currency held at value (cost $520)		556
Receivable for investments sold		981,201
Receivable for fund shares sold		167,046
Dividends receivable		68,672
Interest receivable		5,557
Prepaid expenses		173
Other receivables		16,028
Total assets		77,482,165

Liabilities
Payable for investments purchased	$ 649,765
Payable for fund shares redeemed	268,874
Accrued management fee	34,647
Distribution fees payable	38,046
Other affiliated payables	27,623
Other payables and accrued expenses	216,122
Collateral on securities loaned, at value	1,680,600
Total liabilities		2,915,677

Net Assets		$ 74,566,488
Net Assets consist of:
Paid in capital		$ 66,766,120
Accumulated net investment loss		(362,128)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,227,107)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,389,603
Net Assets		$ 74,566,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,139,824 ÷ 1,771,100 shares)	$ 10.81

Maximum offering price per share (100/94.25 of $10.81)	$ 11.47
Class T: Net Asset Value and redemption price per share ($24,271,193 ÷ 2,275,074 shares)	$ 10.67

Maximum offering price per share (100/96.50 of $10.67)	$ 11.06
Class B: Net Asset Value and offering price per share ($18,637,327 ÷ 1,784,641 shares) A	$ 10.44

Class C: Net Asset Value and offering price per share ($11,130,826 ÷ 1,065,724 shares) A	$ 10.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,387,318 ÷ 125,935 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 218,925
Interest		29,072
Security lending		3,873
Total income		251,870

Expenses
Management fee	$ 210,873
Transfer agent fees	133,277
Distribution fees	237,079
Accounting and security lending fees	15,551
Independent trustees' compensation	177
Custodian fees and expenses	9,299
Registration fees	28,211
Audit	21,987
Legal	127
Miscellaneous	4,115
Total expenses before reductions	660,696
Expense reductions	(46,698)	613,998
Net investment income (loss)		(362,128)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,251,175)
Foreign currency transactions	(194)
Total net realized gain (loss)		(1,251,369)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $109,680)	1,773,091
Assets and liabilities in foreign currencies	(87)
Total change in net unrealized appreciation (depreciation)		1,773,004
Net gain (loss)		521,635
Net increase (decrease) in net assets resulting from operations		$ 159,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (362,128)	$ (402,003)
Net realized gain (loss)	(1,251,369)	2,575,162
Change in net unrealized appreciation (depreciation)	1,773,004	2,911,962
Net increase (decrease) in net assets resulting from operations	159,507	5,085,121
Share transactions - net increase (decrease)	34,761	1,814,659
Total increase (decrease) in net assets	194,268	6,899,780

Net Assets
Beginning of period	74,372,220	67,472,440
End of period (including accumulated net investment loss of $362,128 and $0, respectively)	$ 74,566,488	$ 74,372,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 9.97	$ 9.34	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01) F	(.01)	.02	(.01)	.01
Net realized and unrealized gain (loss)	.07	.81	.64	.94	(.52)	(1.10)
Total from investment operations	.04	.80	.63	.96	(.53)	(1.09)
Net asset value, end of period	$ 10.81	$ 10.77	$ 9.97	$ 9.34	$ 8.38	$ 8.91
Total Return B, C, D	.37%	8.02%	6.75%	11.46%	(5.95)%	(10.90)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.39% A	1.43%	1.51%	1.64%	1.78%	3.16% A
Expenses net of voluntary waivers, if any	1.31% A	1.43%	1.51%	1.61%	1.75%	1.75% A
Expenses net of all reductions	1.26% A	1.38%	1.33%	1.46%	1.74%	1.68% A
Net investment income (loss)	(.58)% A	(.12)%	(.11)%	.26%	(.13)%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,140	$ 17,633	$ 11,917	$ 5,942	$ 4,453	$ 4,712
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 9.89	$ 9.28	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) F	(.04)	- I	(.04)	- I
Net realized and unrealized gain (loss)	.07	.80	.65	.92	(.51)	(1.09)
Total from investment operations	.03	.75	.61	.92	(.55)	(1.09)
Net asset value, end of period	$ 10.67	$ 10.64	$ 9.89	$ 9.28	$ 8.36	$ 8.91
Total Return B, C, D	.28%	7.58%	6.57%	11.00%	(6.17)%	(10.90)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	1.78%	1.81%	1.93%	2.10%	3.41% A
Expenses net of voluntary waivers, if any	1.58% A	1.75%	1.80%	1.90%	2.00%	2.00% A
Expenses net of all reductions	1.53% A	1.70%	1.62%	1.75%	1.99%	1.93% A
Net investment income (loss)	(.85)% A	(.44)%	(.40)%	(.03)%	(.38)%	.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,271	$ 24,219	$ 24,343	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 9.75	$ 9.20	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09) F	(.08)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.06	.79	.63	.93	(.51)	(1.09)
Total from investment operations	(.01)	.70	.55	.89	(.59)	(1.10)
Net asset value, end of period	$ 10.44	$ 10.45	$ 9.75	$ 9.20	$ 8.31	$ 8.90
Total Return B, C, D	(.10)%	7.18%	5.98%	10.71%	(6.63)%	(11.00)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.15% A	2.24%	2.25%	2.35%	2.56%	3.96% A
Expenses net of voluntary waivers, if any	2.08% A	2.24%	2.25%	2.32%	2.50%	2.50% A
Expenses net of all reductions	2.03% A	2.19%	2.08%	2.18%	2.49%	2.43% A
Net investment income (loss)	(1.35)% A	(.93)%	(.85)%	(.45)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,637	$ 20,137	$ 18,657	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 9.75	$ 9.19	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09) F	(.07)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.06	.79	.63	.93	(.51)	(1.10)
Total from investment operations	(.01)	.70	.56	.89	(.59)	(1.11)
Net asset value, end of period	$ 10.44	$ 10.45	$ 9.75	$ 9.19	$ 8.30	$ 8.89
Total Return B, C, D	(.10)%	7.18%	6.09%	10.72%	(6.64)%	(11.10)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.14% A	2.18%	2.21%	2.32%	2.51%	3.89% A
Expenses net of voluntary waivers, if any	2.07% A	2.18%	2.21%	2.30%	2.50%	2.50% A
Expenses net of all reductions	2.02% A	2.13%	2.04%	2.15%	2.49%	2.43% A
Net investment income (loss)	(1.34)% A	(.87)%	(.81)%	(.43)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,131	$ 11,736	$ 11,501	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.10	$ 9.41	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.03 E	.03	.07	.01	.02
Net realized and unrealized gain (loss)	.07	.83	.66	.93	(.52)	(1.10)
Total from investment operations	.06	.86	.69	1.00	(.51)	(1.08)
Net asset value, end of period	$ 11.02	$ 10.96	$ 10.10	$ 9.41	$ 8.41	$ 8.92
Total Return B, C	.55%	8.51%	7.33%	11.89%	(5.72)%	(10.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.03%	1.15%	1.54%	3.11% A
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.03%	1.15%	1.50%	1.50% A
Expenses net of all reductions	.94% A	.96%	.86%	1.01%	1.49%	1.43% A
Net investment income (loss)	(.26)% A	.30%	.37%	.72%	.12%	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,387	$ 647	$ 1,054	$ 1,229	$ 791	$ 457
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,868,669
Unrealized depreciation	(1,302,388)
Net unrealized appreciation (depreciation)	$ 10,566,281
Cost for federal income tax purposes	$ 65,676,651

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,604,145 and $42,659,438, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - contineud

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 22,252	$ 62
Class T	.25%	.25%	60,322	306
Class B	.75%	.25%	97,172	72,969
Class C	.75%	.25%	57,333	11,171
			$ 237,079	$ 84,508

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,889
Class T	4,763
Class B*	38,467
Class C*	474
$ 60,593

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 31,185	.35*
Class T	45,778	.38*
Class B	35,110	.36*
Class C	20,323	.35*
Institutional Class	881	.20*
	$ 133,277

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,038 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,125 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 6,874
Class T	1.75% - 1.50%*	10,531
Class B	2.25% - 2.00%*	6,640
Class C	2.25% - 2.00%*	4,106
		$ 28,151

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $18,547 for the period.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	475,518	930,098	$ 5,090,357	$ 9,556,182
Shares redeemed	(342,090)	(487,230)	(3,706,697)	(5,046,528)
Net increase (decrease)	133,428	442,868	$ 1,383,660	$ 4,509,654
Class T
Shares sold	400,472	723,555	$ 4,225,988	$ 7,347,762
Shares redeemed	(400,709)	(909,758)	(4,220,053)	(9,260,593)
Net increase (decrease)	(237)	(186,203)	$ 5,935	$ (1,912,831)
Class B
Shares sold	201,234	556,397	$ 2,094,733	$ 5,588,461
Shares redeemed	(344,398)	(541,779)	(3,560,548)	(5,394,947)
Net increase (decrease)	(143,164)	14,618	$ (1,465,815)	$ 193,514
Class C
Shares sold	152,463	348,466	$ 1,582,786	$ 3,524,586
Shares redeemed	(210,159)	(404,971)	(2,184,790)	(4,039,131)
Net increase (decrease)	(57,696)	(56,505)	$ (602,004)	$ (514,545)
Institutional Class
Shares sold	80,344	7,934	$ 860,123	$ 82,086
Shares redeemed	(13,474)	(53,230)	(147,138)	(543,219)
Net increase (decrease)	66,870	(45,296)	$ 712,985	$ (461,133)

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIF-USAN-0705
1.786789.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Fifty

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,003.70	$ 6.54**
Hypothetical A	$ 1,000.00	$ 1,018.40	$ 6.59**
Class T
Actual	$ 1,000.00	$ 1,002.80	$ 7.89**
Hypothetical A	$ 1,000.00	$ 1,017.05	$ 7.95**
Class B
Actual	$ 1,000.00	$ 999.00	$ 10.37**
Hypothetical A	$ 1,000.00	$ 1,014.56	$ 10.45**
	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class C
Actual	$ 1,000.00	$ 999.00	$ 10.32**
Hypothetical A	$ 1,000.00	$ 1,014.61	$ 10.40**
Institutional Class
Actual	$ 1,000.00	$ 1,005.50	$ 4.95
Hypothetical A	$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.31%**
Class T	1.58%**
Class B	2.08%**
Class C	2.07%**
Institutional Class	.99%

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Class A	1.25%
Actual		$ 6.25
HypotheticalA		$ 6.29
Class T	1.50%
Actual		$ 7.49
HypotheticalA		$ 7.54
Class B	2.00%
Actual		$ 9.97
HypotheticalA		$ 10.05
Class C	2.00%
Actual		$ 9.97
HypotheticalA		$ 10.05

A 5% return per year before expenses

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	5.8	4.2
Google, Inc. Class A (sub. vtg.)	5.4	0.0
Carnival Corp. unit	4.6	4.5
Seagate Technology	4.4	3.5
American Express Co.	4.4	4.2
Infosys Technologies Ltd.	4.0	3.4
General Electric Co.	3.0	0.0
QUALCOMM, Inc.	2.9	1.6
UnitedHealth Group, Inc.	2.8	2.1
Yahoo!, Inc.	2.8	3.6
	40.1
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.7	25.6
Consumer Discretionary	16.3	17.5
Industrials	16.3	15.2
Financials	7.8	9.6
Health Care	7.5	12.7
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 97.2%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	21.5%	** Foreign investments	25.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Diversified Consumer Services - 2.0%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	48,900	$ 686,067
Universal Technical Institute, Inc. (a)	27,100	827,905
		1,513,972
Hotels, Restaurants & Leisure - 8.4%
Carnival Corp. unit	65,100	3,443,790
Kerzner International Ltd. (a)	32,000	1,970,560
Starwood Hotels & Resorts Worldwide, Inc. unit	15,500	867,535
		6,281,885
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	17,600	668,976
Media - 1.8%
McGraw-Hill Companies, Inc.	17,600	768,416
Radio One, Inc. Class D (non-vtg.) (a)	43,125	543,375
		1,311,791
Specialty Retail - 3.2%
Chico's FAS, Inc. (a)	27,100	927,091
The Children's Place Retail Stores, Inc. (a)	21,658	1,011,645
Urban Outfitters, Inc. (a)	8,400	448,056
		2,386,792
TOTAL CONSUMER DISCRETIONARY		12,163,416
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.6%
CVS Corp.	15,700	861,145
Walgreen Co.	24,100	1,092,694
		1,953,839
Household Products - 0.8%
Colgate-Palmolive Co.	11,200	559,664
Personal Products - 0.4%
Gillette Co.	5,600	295,344
TOTAL CONSUMER STAPLES		2,808,847
ENERGY - 5.0%
Energy Equipment & Services - 4.3%
Halliburton Co.	32,600	1,393,324
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	26,900	$ 1,482,459
Weatherford International Ltd. (a)	6,500	341,705
		3,217,488
Oil, Gas & Consumable Fuels - 0.7%
Valero Energy Corp.	7,300	500,926
TOTAL ENERGY		3,718,414
FINANCIALS - 7.8%
Commercial Banks - 2.4%
Wells Fargo & Co.	30,000	1,812,300
Consumer Finance - 4.4%
American Express Co.	60,400	3,252,540
Insurance - 1.0%
American International Group, Inc.	13,200	733,260
TOTAL FINANCIALS		5,798,100
HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	3,500	357,945
Animas Corp. (d)	19,300	345,663
DENTSPLY International, Inc.	8,900	507,745
		1,211,353
Health Care Providers & Services - 4.8%
Henry Schein, Inc. (a)	36,900	1,486,701
UnitedHealth Group, Inc.	43,600	2,118,088
		3,604,789
Pharmaceuticals - 1.1%
Novo Nordisk AS Series B sponsored ADR (d)	15,600	804,804
TOTAL HEALTH CARE		5,620,946
INDUSTRIALS - 16.3%
Aerospace & Defense - 4.2%
Precision Castparts Corp.	26,400	2,052,072
Rockwell Collins, Inc.	3,800	187,682
The Boeing Co.	13,800	881,820
		3,121,574
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Airlines - 3.7%
AirTran Holdings, Inc. (a)(d)	121,300	$ 1,183,888
Ryanair Holdings PLC sponsored ADR (a)	34,500	1,576,305
		2,760,193
Commercial Services & Supplies - 1.5%
Dun & Bradstreet Corp. (a)	8,100	497,664
Monster Worldwide, Inc. (a)	23,800	627,844
		1,125,508
Construction & Engineering - 1.7%
Jacobs Engineering Group, Inc. (a)	14,300	751,894
Shaw Group, Inc. (a)	26,400	531,960
		1,283,854
Industrial Conglomerates - 4.2%
General Electric Co.	60,400	2,203,392
Walter Industries, Inc.	21,200	898,880
		3,102,272
Machinery - 1.0%
Danaher Corp.	13,500	744,255
TOTAL INDUSTRIALS		12,137,656
INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 2.9%
QUALCOMM, Inc.	59,100	2,202,066
Computers & Peripherals - 6.8%
Dell, Inc. (a)	36,100	1,440,029
Seagate Technology	156,200	3,314,564
UNOVA, Inc. (a)	16,500	339,570
		5,094,163
Electronic Equipment & Instruments - 0.6%
CDW Corp.	7,500	436,350
Internet Software & Services - 8.2%
Google, Inc. Class A (sub. vtg.)	14,500	4,036,800
Yahoo!, Inc. (a)	56,200	2,090,640
		6,127,440
IT Services - 4.6%
Automatic Data Processing, Inc.	10,800	473,040
Infosys Technologies Ltd.	57,458	2,955,574
		3,428,614
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	34,900	$ 939,857
Maxim Integrated Products, Inc.	27,400	1,079,560
		2,019,417
Software - 7.9%
Microsoft Corp.	165,800	4,277,641
NAVTEQ Corp.	41,400	1,579,410
		5,857,051
TOTAL INFORMATION TECHNOLOGY		25,165,101
MATERIALS - 5.6%
Chemicals - 3.2%
Monsanto Co.	15,200	866,400
Potash Corp. of Saskatchewan	7,300	655,732
Praxair, Inc.	18,700	876,469
		2,398,601
Metals & Mining - 2.4%
Carpenter Technology Corp.	14,600	788,400
Companhia Vale do Rio Doce sponsored ADR	34,200	992,826
		1,781,226
TOTAL MATERIALS		4,179,827
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Sprint Corp.	37,100	878,899
TOTAL COMMON STOCKS (Cost $61,887,324)		72,471,206
Money Market Funds - 5.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	2,091,126	$ 2,091,126
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	1,680,600	1,680,600
TOTAL MONEY MARKET FUNDS (Cost $3,771,726)		3,771,726
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $65,659,050)		76,242,932
NET OTHER ASSETS - (2.2)%		(1,676,444)
NET ASSETS - 100%		$ 74,566,488
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	78.5%
Panama	4.6%
Cayman Islands	4.4%
India	4.0%
Bahamas (Nassau)	2.6%
Ireland	2.1%
Brazil	1.3%
Denmark	1.1%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $869,651 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,603,612) (cost $65,659,050) - See accompanying schedule		$ 76,242,932
Foreign currency held at value (cost $520)		556
Receivable for investments sold		981,201
Receivable for fund shares sold		167,046
Dividends receivable		68,672
Interest receivable		5,557
Prepaid expenses		173
Other receivables		16,028
Total assets		77,482,165

Liabilities
Payable for investments purchased	$ 649,765
Payable for fund shares redeemed	268,874
Accrued management fee	34,647
Distribution fees payable	38,046
Other affiliated payables	27,623
Other payables and accrued expenses	216,122
Collateral on securities loaned, at value	1,680,600
Total liabilities		2,915,677

Net Assets		$ 74,566,488
Net Assets consist of:
Paid in capital		$ 66,766,120
Accumulated net investment loss		(362,128)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,227,107)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,389,603
Net Assets		$ 74,566,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,139,824 ÷ 1,771,100 shares)	$ 10.81

Maximum offering price per share (100/94.25 of $10.81)	$ 11.47
Class T: Net Asset Value and redemption price per share ($24,271,193 ÷ 2,275,074 shares)	$ 10.67

Maximum offering price per share (100/96.50 of $10.67)	$ 11.06
Class B: Net Asset Value and offering price per share ($18,637,327 ÷ 1,784,641 shares) A	$ 10.44

Class C: Net Asset Value and offering price per share ($11,130,826 ÷ 1,065,724 shares) A	$ 10.44

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,387,318 ÷ 125,935 shares)	$ 11.02

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 218,925
Interest		29,072
Security lending		3,873
Total income		251,870

Expenses
Management fee	$ 210,873
Transfer agent fees	133,277
Distribution fees	237,079
Accounting and security lending fees	15,551
Independent trustees' compensation	177
Custodian fees and expenses	9,299
Registration fees	28,211
Audit	21,987
Legal	127
Miscellaneous	4,115
Total expenses before reductions	660,696
Expense reductions	(46,698)	613,998
Net investment income (loss)		(362,128)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(1,251,175)
Foreign currency transactions	(194)
Total net realized gain (loss)		(1,251,369)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $109,680)	1,773,091
Assets and liabilities in foreign currencies	(87)
Total change in net unrealized appreciation (depreciation)		1,773,004
Net gain (loss)		521,635
Net increase (decrease) in net assets resulting from operations		$ 159,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (362,128)	$ (402,003)
Net realized gain (loss)	(1,251,369)	2,575,162
Change in net unrealized appreciation (depreciation)	1,773,004	2,911,962
Net increase (decrease) in net assets resulting from operations	159,507	5,085,121
Share transactions - net increase (decrease)	34,761	1,814,659
Total increase (decrease) in net assets	194,268	6,899,780

Net Assets
Beginning of period	74,372,220	67,472,440
End of period (including accumulated net investment loss of $362,128 and $0, respectively)	$ 74,566,488	$ 74,372,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 9.97	$ 9.34	$ 8.38	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.01) F	(.01)	.02	(.01)	.01
Net realized and unrealized gain (loss)	.07	.81	.64	.94	(.52)	(1.10)
Total from investment operations	.04	.80	.63	.96	(.53)	(1.09)
Net asset value, end of period	$ 10.81	$ 10.77	$ 9.97	$ 9.34	$ 8.38	$ 8.91
Total Return B, C, D	.37%	8.02%	6.75%	11.46%	(5.95)%	(10.90)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.39% A	1.43%	1.51%	1.64%	1.78%	3.16% A
Expenses net of voluntary waivers, if any	1.31% A	1.43%	1.51%	1.61%	1.75%	1.75% A
Expenses net of all reductions	1.26% A	1.38%	1.33%	1.46%	1.74%	1.68% A
Net investment income (loss)	(.58)% A	(.12)%	(.11)%	.26%	(.13)%	.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,140	$ 17,633	$ 11,917	$ 5,942	$ 4,453	$ 4,712
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 9.89	$ 9.28	$ 8.36	$ 8.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) F	(.04)	- I	(.04)	- I
Net realized and unrealized gain (loss)	.07	.80	.65	.92	(.51)	(1.09)
Total from investment operations	.03	.75	.61	.92	(.55)	(1.09)
Net asset value, end of period	$ 10.67	$ 10.64	$ 9.89	$ 9.28	$ 8.36	$ 8.91
Total Return B, C, D	.28%	7.58%	6.57%	11.00%	(6.17)%	(10.90)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	1.78%	1.81%	1.93%	2.10%	3.41% A
Expenses net of voluntary waivers, if any	1.58% A	1.75%	1.80%	1.90%	2.00%	2.00% A
Expenses net of all reductions	1.53% A	1.70%	1.62%	1.75%	1.99%	1.93% A
Net investment income (loss)	(.85)% A	(.44)%	(.40)%	(.03)%	(.38)%	.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,271	$ 24,219	$ 24,343	$ 24,691	$ 13,163	$ 9,967
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 9.75	$ 9.20	$ 8.31	$ 8.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09) F	(.08)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.06	.79	.63	.93	(.51)	(1.09)
Total from investment operations	(.01)	.70	.55	.89	(.59)	(1.10)
Net asset value, end of period	$ 10.44	$ 10.45	$ 9.75	$ 9.20	$ 8.31	$ 8.90
Total Return B, C, D	(.10)%	7.18%	5.98%	10.71%	(6.63)%	(11.00)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.15% A	2.24%	2.25%	2.35%	2.56%	3.96% A
Expenses net of voluntary waivers, if any	2.08% A	2.24%	2.25%	2.32%	2.50%	2.50% A
Expenses net of all reductions	2.03% A	2.19%	2.08%	2.18%	2.49%	2.43% A
Net investment income (loss)	(1.35)% A	(.93)%	(.85)%	(.45)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,637	$ 20,137	$ 18,657	$ 15,626	$ 10,664	$ 7,630
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 9.75	$ 9.19	$ 8.30	$ 8.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09) F	(.07)	(.04)	(.08)	(.01)
Net realized and unrealized gain (loss)	.06	.79	.63	.93	(.51)	(1.10)
Total from investment operations	(.01)	.70	.56	.89	(.59)	(1.11)
Net asset value, end of period	$ 10.44	$ 10.45	$ 9.75	$ 9.19	$ 8.30	$ 8.89
Total Return B, C, D	(.10)%	7.18%	6.09%	10.72%	(6.64)%	(11.10)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.14% A	2.18%	2.21%	2.32%	2.51%	3.89% A
Expenses net of voluntary waivers, if any	2.07% A	2.18%	2.21%	2.30%	2.50%	2.50% A
Expenses net of all reductions	2.02% A	2.13%	2.04%	2.15%	2.49%	2.43% A
Net investment income (loss)	(1.34)% A	(.87)%	(.81)%	(.43)%	(.88)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,131	$ 11,736	$ 11,501	$ 8,594	$ 6,508	$ 6,005
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period August 16, 2000 (commencement of operations) to November 30, 2000.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.96	$ 10.10	$ 9.41	$ 8.41	$ 8.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.03 E	.03	.07	.01	.02
Net realized and unrealized gain (loss)	.07	.83	.66	.93	(.52)	(1.10)
Total from investment operations	.06	.86	.69	1.00	(.51)	(1.08)
Net asset value, end of period	$ 11.02	$ 10.96	$ 10.10	$ 9.41	$ 8.41	$ 8.92
Total Return B, C	.55%	8.51%	7.33%	11.89%	(5.72)%	(10.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	.99% A	1.01%	1.03%	1.15%	1.54%	3.11% A
Expenses net of voluntary waivers, if any	.99% A	1.01%	1.03%	1.15%	1.50%	1.50% A
Expenses net of all reductions	.94% A	.96%	.86%	1.01%	1.49%	1.43% A
Net investment income (loss)	(.26)% A	.30%	.37%	.72%	.12%	.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,387	$ 647	$ 1,054	$ 1,229	$ 791	$ 457
Portfolio turnover rate	115% A	134%	205%	180%	38%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F For the period August 16, 2000 (commencement of operations) to November 30, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Fifty Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,868,669
Unrealized depreciation	(1,302,388)
Net unrealized appreciation (depreciation)	$ 10,566,281
Cost for federal income tax purposes	$ 65,676,651

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $41,604,145 and $42,659,438, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - contineud

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 22,252	$ 62
Class T	.25%	.25%	60,322	306
Class B	.75%	.25%	97,172	72,969
Class C	.75%	.25%	57,333	11,171
			$ 237,079	$ 84,508

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,889
Class T	4,763
Class B*	38,467
Class C*	474
$ 60,593

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 31,185	.35*
Class T	45,778	.38*
Class B	35,110	.36*
Class C	20,323	.35*
Institutional Class	881	.20*
	$ 133,277

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,038 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,125 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.50% - 1.25%*	$ 6,874
Class T	1.75% - 1.50%*	10,531
Class B	2.25% - 2.00%*	6,640
Class C	2.25% - 2.00%*	4,106
		$ 28,151

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $18,547 for the period.

Semiannual Report

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	475,518	930,098	$ 5,090,357	$ 9,556,182
Shares redeemed	(342,090)	(487,230)	(3,706,697)	(5,046,528)
Net increase (decrease)	133,428	442,868	$ 1,383,660	$ 4,509,654
Class T
Shares sold	400,472	723,555	$ 4,225,988	$ 7,347,762
Shares redeemed	(400,709)	(909,758)	(4,220,053)	(9,260,593)
Net increase (decrease)	(237)	(186,203)	$ 5,935	$ (1,912,831)
Class B
Shares sold	201,234	556,397	$ 2,094,733	$ 5,588,461
Shares redeemed	(344,398)	(541,779)	(3,560,548)	(5,394,947)
Net increase (decrease)	(143,164)	14,618	$ (1,465,815)	$ 193,514
Class C
Shares sold	152,463	348,466	$ 1,582,786	$ 3,524,586
Shares redeemed	(210,159)	(404,971)	(2,184,790)	(4,039,131)
Net increase (decrease)	(57,696)	(56,505)	$ (602,004)	$ (514,545)
Institutional Class
Shares sold	80,344	7,934	$ 860,123	$ 82,086
Shares redeemed	(13,474)	(53,230)	(147,138)	(543,219)
Net increase (decrease)	66,870	(45,296)	$ 712,985	$ (461,133)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AFIFI-USAN-0705
1.786790.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 989.40	$ 5.36
Hypothetical A	$ 1,000.00	$ 1,019.55	$ 5.44
Class T
Actual	$ 1,000.00	$ 988.70	$ 6.45
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.54
Class B
Actual	$ 1,000.00	$ 986.00	$ 9.21
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.35
Class C
Actual	$ 1,000.00	$ 986.00	$ 9.01
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 991.80	$ 3.48
Hypothetical A	$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.30%
Class B	1.86%
Class C	1.82%
Institutional Class	.70%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	8.3	8.4
Omnicom Group, Inc.	7.7	7.1
BellSouth Corp.	5.6	5.3
Wells Fargo & Co.	4.7	5.0
Verizon Communications, Inc.	4.7	4.9
Merrill Lynch & Co., Inc.	4.1	3.8
Exxon Mobil Corp.	3.9	3.3
Wal-Mart Stores, Inc.	3.5	3.5
Microsoft Corp.	3.4	3.2
Kohl's Corp.	2.9	2.4
	48.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	22.4
Financials	19.5	22.0
Consumer Staples	14.2	13.7
Telecommunication Services	12.0	11.9
Information Technology	5.6	6.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 88.7%		Stocks 90.6%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	1.6%	** Foreign investments	3.2%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 24.7%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	165,200	$ 8,739
Media - 20.3%
E.W. Scripps Co. Class A	779,100	39,812
EchoStar Communications Corp. Class A	4,702,055	137,439
Harte-Hanks, Inc.	268,400	7,861
News Corp. Class B	1,243,800	20,784
Omnicom Group, Inc.	1,563,600	128,043
The New York Times Co. Class A	28,600	897
Tribune Co.	28,600	1,035
		335,871
Multiline Retail - 2.9%
Kohl's Corp. (a)	973,300	47,390
Specialty Retail - 0.0%
Staples, Inc.	28,500	614
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	229,600	8,621
Reebok International Ltd.	199,800	8,134
		16,755
TOTAL CONSUMER DISCRETIONARY		409,369
CONSUMER STAPLES - 14.2%
Beverages - 1.0%
The Coca-Cola Co.	368,900	16,464
Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	559,200	25,399
Wal-Mart Stores, Inc.	1,238,400	58,490
Walgreen Co.	653,700	29,639
		113,528
Food Products - 0.1%
Campbell Soup Co.	47,500	1,474
ConAgra Foods, Inc.	19,000	497
		1,971
Household Products - 3.1%
Clorox Co.	9,500	555
Colgate-Palmolive Co.	344,800	17,230
Kimberly-Clark Corp.	521,400	33,542
		51,327
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.5%
Gillette Co.	470,200	$ 24,798
Tobacco - 1.7%
Altria Group, Inc.	422,900	28,394
TOTAL CONSUMER STAPLES		236,482
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
BP PLC sponsored ADR	199,200	11,992
Exxon Mobil Corp.	1,155,606	64,945
Williams Companies, Inc.	22,800	420
		77,357
FINANCIALS - 19.5%
Capital Markets - 9.1%
Goldman Sachs Group, Inc.	311,600	30,381
Merrill Lynch & Co., Inc.	1,256,400	68,172
Morgan Stanley	675,400	33,068
Northern Trust Corp.	430,023	19,747
		151,368
Commercial Banks - 5.7%
SunTrust Banks, Inc.	220,300	16,216
Wells Fargo & Co.	1,285,500	77,657
		93,873
Consumer Finance - 1.0%
American Express Co.	298,000	16,047
Insurance - 3.7%
Allstate Corp.	122,300	7,118
American International Group, Inc.	612,830	34,043
PartnerRe Ltd.	93,100	6,151
The St. Paul Travelers Companies, Inc.	373,673	14,155
		61,467
TOTAL FINANCIALS		322,755
HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Abbott Laboratories	224,200	10,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	557,750	$ 15,561
Wyeth	98,900	4,289
		30,665
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	125,400	8,137
Northrop Grumman Corp.	183,800	10,241
		18,378
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	149,200	10,989
Airlines - 0.1%
America West Holding Corp. Class B (a)	287,500	1,610
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,100	2,663
Industrial Conglomerates - 2.5%
General Electric Co.	1,146,800	41,835
Road & Rail - 0.5%
Union Pacific Corp.	135,300	9,060
TOTAL INDUSTRIALS		84,535
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	1,057,900	20,502
Lucent Technologies, Inc. warrants 12/10/07 (a)	89,399	63
		20,565
Computers & Peripherals - 0.5%
Diebold, Inc.	157,500	7,884
IT Services - 0.5%
Paychex, Inc.	262,500	7,581
Software - 3.4%
Microsoft Corp.	2,207,000	56,941
TOTAL INFORMATION TECHNOLOGY		92,971
MATERIALS - 1.1%
Containers & Packaging - 1.1%
Smurfit-Stone Container Corp. (a)	1,702,202	18,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 12.0%
BellSouth Corp.	3,489,600	$ 93,382
SBC Communications, Inc.	1,207,700	28,236
Verizon Communications, Inc.	2,175,000	76,952
		198,570
TOTAL COMMON STOCKS (Cost $1,405,445)		1,471,207
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 3.05% (b) (Cost $197,084)	197,084,370	197,084
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,602,529)		1,668,291
NET OTHER ASSETS - (0.6)%		(10,433)
NET ASSETS - 100%		$ 1,657,858
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $267,568,000 of which $193,952,000 and $73,616,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,602,529) - See accompanying schedule		$ 1,668,291
Receivable for fund shares sold		2,295
Dividends receivable		2,261
Interest receivable		442
Prepaid expenses		4
Other receivables		50
Total assets		1,673,343

Liabilities
Payable for investments purchased	$ 8,980
Payable for fund shares redeemed	4,689
Accrued management fee	663
Distribution fees payable	657
Other affiliated payables	455
Other payables and accrued expenses	41
Total liabilities		15,485

Net Assets		$ 1,657,858
Net Assets consist of:
Paid in capital		$ 1,796,725
Undistributed net investment income		5,351
Accumulated undistributed net realized gain (loss) on investments		(209,980)
Net unrealized appreciation (depreciation) on investments		65,762
Net Assets		$ 1,657,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($167,697 ÷ 10,433 shares)	$ 16.07

Maximum offering price per share (100/94.25 of $16.07)	$ 17.05
Class T: Net Asset Value and redemption price per share ($662,187 ÷ 41,487 shares)	$ 15.96

Maximum offering price per share (100/96.50 of $15.96)	$ 16.54
Class B: Net Asset Value and offering price per share ($262,263 ÷ 16,879 shares) A	$ 15.54

Class C: Net Asset Value and offering price per share ($143,679 ÷ 9,236 shares) A	$ 15.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($422,032 ÷ 26,088 shares)	$ 16.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 17,022
Interest		2,122
Security lending		16
Total income		19,160

Expenses
Management fee	$ 4,205
Transfer agent fees	2,459
Distribution fees	4,318
Accounting and security lending fees	291
Independent trustees' compensation	4
Custodian fees and expenses	10
Registration fees	54
Audit	29
Legal	3
Miscellaneous	2
Total expenses before reductions	11,375
Expense reductions	(59)	11,316
Net investment income (loss)		7,844
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		59,631
Change in net unrealized appreciation (depreciation) on investment securities		(86,557)
Net gain (loss)		(26,926)
Net increase (decrease) in net assets resulting from operations		$ (19,082)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,844	$ 11,512
Net realized gain (loss)	59,631	55,630
Change in net unrealized appreciation (depreciation)	(86,557)	47,013
Net increase (decrease) in net assets resulting from operations	(19,082)	114,155
Distributions to shareholders from net investment income	(13,627)	(4,187)
Share transactions - net increase (decrease)	(138,512)	(67,939)
Total increase (decrease) in net assets	(171,221)	42,029

Net Assets
Beginning of period	1,829,079	1,787,050
End of period (including undistributed net investment income of $5,351 and undistributed net investment income of $11,134, respectively)	$ 1,657,858	$ 1,829,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 15.42	$ 13.83	$ 15.94	$ 17.57	$ 18.40
Income from Investment Operations
Net investment income (loss) E	.09	.15 F	.08	.09 H	.06	.02
Net realized and unrealized gain (loss)	(.26)	.91	1.60	(2.20) H	(1.69)	(.85)
Total from investment operations	(.17)	1.06	1.68	(2.11)	(1.63)	(.83)
Distributions from net investment income	(.17)	(.07)	(.09)	-	-	-
Net asset value, end of period	$ 16.07	$ 16.41	$ 15.42	$ 13.83	$ 15.94	$ 17.57
Total Return B, C, D	(1.06)%	6.86%	12.25%	(13.24)%	(9.28)%	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.10%	1.09%	1.10%	1.03%	.99%
Expenses net of voluntary waivers, if any	1.08% A	1.10%	1.09%	1.10%	1.03%	.99%
Expenses net of all reductions	1.07% A	1.09%	1.08%	1.06%	1.00%	.98%
Net investment income (loss)	1.08% A	.92%	.57%	.62% H	.39%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 160	$ 144	$ 120	$ 166	$ 180
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 15.29	$ 13.71	$ 15.84	$ 17.50	$ 18.37
Income from Investment Operations
Net investment income (loss) E	.07	.11 F	.05	.06 H	.03	(.03)
Net realized and unrealized gain (loss)	(.25)	.90	1.58	(2.19) H	(1.69)	(.84)
Total from investment operations	(.18)	1.01	1.63	(2.13)	(1.66)	(.87)
Distributions from net investment income	(.12)	(.04)	(.05)	-	-	-
Net asset value, end of period	$ 15.96	$ 16.26	$ 15.29	$ 13.71	$ 15.84	$ 17.50
Total Return B, C, D	(1.13)%	6.58%	11.95%	(13.45)%	(9.49)%	(4.74)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.32%	1.33%	1.26%	1.23%
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.32%	1.33%	1.26%	1.23%
Expenses net of all reductions	1.30% A	1.32%	1.31%	1.29%	1.24%	1.21%
Net investment income (loss)	.86% A	.69%	.35%	.39% H	.16%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 662	$ 792	$ 878	$ 788	$ 1,070	$ 1,278
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 14.88	$ 13.36	$ 15.52	$ 17.24	$ 18.19
Income from Investment Operations
Net investment income (loss) E	.02	.02 F	(.03)	(.02) H	(.06)	(.13)
Net realized and unrealized gain (loss)	(.24)	.88	1.55	(2.14) H	(1.66)	(.82)
Total from investment operations	(.22)	.90	1.52	(2.16)	(1.72)	(.95)
Distributions from net investment income	(.02)	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 15.78	$ 14.88	$ 13.36	$ 15.52	$ 17.24
Total Return B, C, D	(1.40)%	6.05%	11.38%	(13.92)%	(9.98)%	(5.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.86% A	1.88%	1.85%	1.85%	1.78%	1.75%
Expenses net of voluntary waivers, if any	1.86% A	1.88%	1.85%	1.85%	1.78%	1.75%
Expenses net of all reductions	1.85% A	1.87%	1.85%	1.81%	1.76%	1.73%
Net investment income (loss)	.30% A	.14%	(.19)%	(.13)% H	(.37)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$ 262	$ 322	$ 372	$ 365	$ 523	$ 641
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 14.90	$ 13.38	$ 15.53	$ 17.24	$ 18.19
Income from Investment Operations
Net investment income (loss) E	.03	.03 F	(.02)	(.01) H	(.05)	(.12)
Net realized and unrealized gain (loss)	(.25)	.88	1.54	(2.14) H	(1.66)	(.83)
Total from investment operations	(.22)	.91	1.52	(2.15)	(1.71)	(.95)
Distributions from net investment income	(.03)	-	-	-	-	-
Net asset value, end of period	$ 15.56	$ 15.81	$ 14.90	$ 13.38	$ 15.53	$ 17.24
Total Return B, C, D	(1.40)%	6.11%	11.36%	(13.84)%	(9.92)%	(5.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A	1.83%	1.82%	1.82%	1.75%	1.72%
Expenses net of voluntary waivers, if any	1.82% A	1.83%	1.82%	1.82%	1.75%	1.72%
Expenses net of all reductions	1.81% A	1.83%	1.81%	1.78%	1.73%	1.71%
Net investment income (loss)	.34% A	.18%	(.16)%	(.10)% H	(.33)%	(.64)%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 174	$ 202	$ 194	$ 281	$ 365
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 15.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44
Income from Investment Operations
Net investment income (loss) D	.12	.20 E	.13	.14 G	.12	.08
Net realized and unrealized gain (loss)	(.25)	.92	1.61	(2.21) G	(1.70)	(.86)
Total from investment operations	(.13)	1.12	1.74	(2.07)	(1.58)	(.78)
Distributions from net investment income	(.23)	(.13)	(.15)	(.05)	-	-
Net asset value, end of period	$ 16.18	$ 16.54	$ 15.55	$ 13.96	$ 16.08	$ 17.66
Total Return B, C	(.82)%	7.21%	12.64%	(12.95)%	(8.95)%	(4.23)%
Ratios to Average Net Assets F
Expenses before expense reductions	.70% A	.78%	.72%	.73%	.69%	.69%
Expenses net of voluntary waivers, if any	.70% A	.78%	.72%	.73%	.69%	.69%
Expenses net of all reductions	.70% A	.77%	.72%	.69%	.67%	.68%
Net investment income (loss)	1.45% A	1.24%	.94%	.98% G	.72%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 422	$ 381	$ 191	$ 104	$ 98	$ 118
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 177,726
Unrealized depreciation	(113,894)
Net unrealized appreciation (depreciation)	$ 63,832
Cost for federal income tax purposes	$ 1,604,459

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $96,595 and $252,448, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 206	$ 3
Class T	.25%	.25%	1,830	11
Class B	.75%	.25%	1,484	1,115
Class C	.75%	.25%	798	35
			$ 4,318	$ 1,164

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36
Class T	22
Class B*	349
Class C*	4
$ 411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 259	.31*
Class T	1,047	.29*
Class B	509	.34*
Class C	242	.30*
Institutional Class	402	.19*
	$ 2,459

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,122 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $57 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 2

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 1,684	$ 602
Class T	5,760	1,999
Class B	403	-
Class C	324	-
Institutional Class	5,456	1,586
Total	$ 13,627	$ 4,187

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	2,134	3,629	$ 34,937	$ 57,927
Reinvestment of distributions	92	35	1,518	550
Shares redeemed	(1,543)	(3,237)	(25,310)	(51,593)
Net increase (decrease)	683	427	$ 11,145	$ 6,884
Class T
Shares sold	3,362	8,187	$ 54,768	$ 129,689
Reinvestment of distributions	334	121	5,485	1,893
Shares redeemed	(10,896)	(17,059)	(177,274)	(269,873)
Net increase (decrease)	(7,200)	(8,751)	$ (117,021)	$ (138,291)
Class B
Shares sold	382	1,378	$ 6,051	$ 21,259
Reinvestment of distributions	21	-	335	-
Shares redeemed	(3,946)	(5,959)	(62,487)	(91,608)
Net increase (decrease)	(3,543)	(4,581)	$ (56,101)	$ (70,349)
Class C
Shares sold	389	1,348	$ 6,170	$ 20,834
Reinvestment of distributions	17	-	272	-
Shares redeemed	(2,171)	(3,903)	(34,487)	(60,088)
Net increase (decrease)	(1,765)	(2,555)	$ (28,045)	$ (39,254)
Institutional Class
Shares sold	7,312	14,632	$ 120,552	$ 234,995
Reinvestment of distributions	221	72	3,663	1,136
Shares redeemed	(4,495)	(3,927)	(72,705)	(63,060)
Net increase (decrease)	3,038	10,777	$ 51,510	$ 173,071

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAI-USAN-0705
1.786791.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth & Income

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 989.40	$ 5.36
Hypothetical A	$ 1,000.00	$ 1,019.55	$ 5.44
Class T
Actual	$ 1,000.00	$ 988.70	$ 6.45
Hypothetical A	$ 1,000.00	$ 1,018.45	$ 6.54
Class B
Actual	$ 1,000.00	$ 986.00	$ 9.21
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.35
Class C
Actual	$ 1,000.00	$ 986.00	$ 9.01
Hypothetical A	$ 1,000.00	$ 1,015.86	$ 9.15
Institutional Class
Actual	$ 1,000.00	$ 991.80	$ 3.48
Hypothetical A	$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.08%
Class T	1.30%
Class B	1.86%
Class C	1.82%
Institutional Class	.70%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	8.3	8.4
Omnicom Group, Inc.	7.7	7.1
BellSouth Corp.	5.6	5.3
Wells Fargo & Co.	4.7	5.0
Verizon Communications, Inc.	4.7	4.9
Merrill Lynch & Co., Inc.	4.1	3.8
Exxon Mobil Corp.	3.9	3.3
Wal-Mart Stores, Inc.	3.5	3.5
Microsoft Corp.	3.4	3.2
Kohl's Corp.	2.9	2.4
	48.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.7	22.4
Financials	19.5	22.0
Consumer Staples	14.2	13.7
Telecommunication Services	12.0	11.9
Information Technology	5.6	6.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 88.7%		Stocks 90.6%
	Short-Term Investments and Net Other Assets 11.3%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	1.6%	** Foreign investments	3.2%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 24.7%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	165,200	$ 8,739
Media - 20.3%
E.W. Scripps Co. Class A	779,100	39,812
EchoStar Communications Corp. Class A	4,702,055	137,439
Harte-Hanks, Inc.	268,400	7,861
News Corp. Class B	1,243,800	20,784
Omnicom Group, Inc.	1,563,600	128,043
The New York Times Co. Class A	28,600	897
Tribune Co.	28,600	1,035
		335,871
Multiline Retail - 2.9%
Kohl's Corp. (a)	973,300	47,390
Specialty Retail - 0.0%
Staples, Inc.	28,500	614
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	229,600	8,621
Reebok International Ltd.	199,800	8,134
		16,755
TOTAL CONSUMER DISCRETIONARY		409,369
CONSUMER STAPLES - 14.2%
Beverages - 1.0%
The Coca-Cola Co.	368,900	16,464
Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	559,200	25,399
Wal-Mart Stores, Inc.	1,238,400	58,490
Walgreen Co.	653,700	29,639
		113,528
Food Products - 0.1%
Campbell Soup Co.	47,500	1,474
ConAgra Foods, Inc.	19,000	497
		1,971
Household Products - 3.1%
Clorox Co.	9,500	555
Colgate-Palmolive Co.	344,800	17,230
Kimberly-Clark Corp.	521,400	33,542
		51,327
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.5%
Gillette Co.	470,200	$ 24,798
Tobacco - 1.7%
Altria Group, Inc.	422,900	28,394
TOTAL CONSUMER STAPLES		236,482
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
BP PLC sponsored ADR	199,200	11,992
Exxon Mobil Corp.	1,155,606	64,945
Williams Companies, Inc.	22,800	420
		77,357
FINANCIALS - 19.5%
Capital Markets - 9.1%
Goldman Sachs Group, Inc.	311,600	30,381
Merrill Lynch & Co., Inc.	1,256,400	68,172
Morgan Stanley	675,400	33,068
Northern Trust Corp.	430,023	19,747
		151,368
Commercial Banks - 5.7%
SunTrust Banks, Inc.	220,300	16,216
Wells Fargo & Co.	1,285,500	77,657
		93,873
Consumer Finance - 1.0%
American Express Co.	298,000	16,047
Insurance - 3.7%
Allstate Corp.	122,300	7,118
American International Group, Inc.	612,830	34,043
PartnerRe Ltd.	93,100	6,151
The St. Paul Travelers Companies, Inc.	373,673	14,155
		61,467
TOTAL FINANCIALS		322,755
HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Abbott Laboratories	224,200	10,815
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	557,750	$ 15,561
Wyeth	98,900	4,289
		30,665
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	125,400	8,137
Northrop Grumman Corp.	183,800	10,241
		18,378
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	149,200	10,989
Airlines - 0.1%
America West Holding Corp. Class B (a)	287,500	1,610
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,100	2,663
Industrial Conglomerates - 2.5%
General Electric Co.	1,146,800	41,835
Road & Rail - 0.5%
Union Pacific Corp.	135,300	9,060
TOTAL INDUSTRIALS		84,535
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	1,057,900	20,502
Lucent Technologies, Inc. warrants 12/10/07 (a)	89,399	63
		20,565
Computers & Peripherals - 0.5%
Diebold, Inc.	157,500	7,884
IT Services - 0.5%
Paychex, Inc.	262,500	7,581
Software - 3.4%
Microsoft Corp.	2,207,000	56,941
TOTAL INFORMATION TECHNOLOGY		92,971
MATERIALS - 1.1%
Containers & Packaging - 1.1%
Smurfit-Stone Container Corp. (a)	1,702,202	18,503
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 12.0%
BellSouth Corp.	3,489,600	$ 93,382
SBC Communications, Inc.	1,207,700	28,236
Verizon Communications, Inc.	2,175,000	76,952
		198,570
TOTAL COMMON STOCKS (Cost $1,405,445)		1,471,207
Money Market Funds - 11.9%

Fidelity Cash Central Fund, 3.05% (b) (Cost $197,084)	197,084,370	197,084
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,602,529)		1,668,291
NET OTHER ASSETS - (0.6)%		(10,433)
NET ASSETS - 100%		$ 1,657,858
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $267,568,000 of which $193,952,000 and $73,616,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,602,529) - See accompanying schedule		$ 1,668,291
Receivable for fund shares sold		2,295
Dividends receivable		2,261
Interest receivable		442
Prepaid expenses		4
Other receivables		50
Total assets		1,673,343

Liabilities
Payable for investments purchased	$ 8,980
Payable for fund shares redeemed	4,689
Accrued management fee	663
Distribution fees payable	657
Other affiliated payables	455
Other payables and accrued expenses	41
Total liabilities		15,485

Net Assets		$ 1,657,858
Net Assets consist of:
Paid in capital		$ 1,796,725
Undistributed net investment income		5,351
Accumulated undistributed net realized gain (loss) on investments		(209,980)
Net unrealized appreciation (depreciation) on investments		65,762
Net Assets		$ 1,657,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($167,697 ÷ 10,433 shares)	$ 16.07

Maximum offering price per share (100/94.25 of $16.07)	$ 17.05
Class T: Net Asset Value and redemption price per share ($662,187 ÷ 41,487 shares)	$ 15.96

Maximum offering price per share (100/96.50 of $15.96)	$ 16.54
Class B: Net Asset Value and offering price per share ($262,263 ÷ 16,879 shares) A	$ 15.54

Class C: Net Asset Value and offering price per share ($143,679 ÷ 9,236 shares) A	$ 15.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($422,032 ÷ 26,088 shares)	$ 16.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 17,022
Interest		2,122
Security lending		16
Total income		19,160

Expenses
Management fee	$ 4,205
Transfer agent fees	2,459
Distribution fees	4,318
Accounting and security lending fees	291
Independent trustees' compensation	4
Custodian fees and expenses	10
Registration fees	54
Audit	29
Legal	3
Miscellaneous	2
Total expenses before reductions	11,375
Expense reductions	(59)	11,316
Net investment income (loss)		7,844
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		59,631
Change in net unrealized appreciation (depreciation) on investment securities		(86,557)
Net gain (loss)		(26,926)
Net increase (decrease) in net assets resulting from operations		$ (19,082)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,844	$ 11,512
Net realized gain (loss)	59,631	55,630
Change in net unrealized appreciation (depreciation)	(86,557)	47,013
Net increase (decrease) in net assets resulting from operations	(19,082)	114,155
Distributions to shareholders from net investment income	(13,627)	(4,187)
Share transactions - net increase (decrease)	(138,512)	(67,939)
Total increase (decrease) in net assets	(171,221)	42,029

Net Assets
Beginning of period	1,829,079	1,787,050
End of period (including undistributed net investment income of $5,351 and undistributed net investment income of $11,134, respectively)	$ 1,657,858	$ 1,829,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 15.42	$ 13.83	$ 15.94	$ 17.57	$ 18.40
Income from Investment Operations
Net investment income (loss) E	.09	.15 F	.08	.09 H	.06	.02
Net realized and unrealized gain (loss)	(.26)	.91	1.60	(2.20) H	(1.69)	(.85)
Total from investment operations	(.17)	1.06	1.68	(2.11)	(1.63)	(.83)
Distributions from net investment income	(.17)	(.07)	(.09)	-	-	-
Net asset value, end of period	$ 16.07	$ 16.41	$ 15.42	$ 13.83	$ 15.94	$ 17.57
Total Return B, C, D	(1.06)%	6.86%	12.25%	(13.24)%	(9.28)%	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.08% A	1.10%	1.09%	1.10%	1.03%	.99%
Expenses net of voluntary waivers, if any	1.08% A	1.10%	1.09%	1.10%	1.03%	.99%
Expenses net of all reductions	1.07% A	1.09%	1.08%	1.06%	1.00%	.98%
Net investment income (loss)	1.08% A	.92%	.57%	.62% H	.39%	.09%
Supplemental Data
Net assets, end of period (in millions)	$ 168	$ 160	$ 144	$ 120	$ 166	$ 180
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.26	$ 15.29	$ 13.71	$ 15.84	$ 17.50	$ 18.37
Income from Investment Operations
Net investment income (loss) E	.07	.11 F	.05	.06 H	.03	(.03)
Net realized and unrealized gain (loss)	(.25)	.90	1.58	(2.19) H	(1.69)	(.84)
Total from investment operations	(.18)	1.01	1.63	(2.13)	(1.66)	(.87)
Distributions from net investment income	(.12)	(.04)	(.05)	-	-	-
Net asset value, end of period	$ 15.96	$ 16.26	$ 15.29	$ 13.71	$ 15.84	$ 17.50
Total Return B, C, D	(1.13)%	6.58%	11.95%	(13.45)%	(9.49)%	(4.74)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.32%	1.33%	1.26%	1.23%
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.32%	1.33%	1.26%	1.23%
Expenses net of all reductions	1.30% A	1.32%	1.31%	1.29%	1.24%	1.21%
Net investment income (loss)	.86% A	.69%	.35%	.39% H	.16%	(.14)%
Supplemental Data
Net assets, end of period (in millions)	$ 662	$ 792	$ 878	$ 788	$ 1,070	$ 1,278
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 14.88	$ 13.36	$ 15.52	$ 17.24	$ 18.19
Income from Investment Operations
Net investment income (loss) E	.02	.02 F	(.03)	(.02) H	(.06)	(.13)
Net realized and unrealized gain (loss)	(.24)	.88	1.55	(2.14) H	(1.66)	(.82)
Total from investment operations	(.22)	.90	1.52	(2.16)	(1.72)	(.95)
Distributions from net investment income	(.02)	-	-	-	-	-
Net asset value, end of period	$ 15.54	$ 15.78	$ 14.88	$ 13.36	$ 15.52	$ 17.24
Total Return B, C, D	(1.40)%	6.05%	11.38%	(13.92)%	(9.98)%	(5.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.86% A	1.88%	1.85%	1.85%	1.78%	1.75%
Expenses net of voluntary waivers, if any	1.86% A	1.88%	1.85%	1.85%	1.78%	1.75%
Expenses net of all reductions	1.85% A	1.87%	1.85%	1.81%	1.76%	1.73%
Net investment income (loss)	.30% A	.14%	(.19)%	(.13)% H	(.37)%	(.66)%
Supplemental Data
Net assets, end of period (in millions)	$ 262	$ 322	$ 372	$ 365	$ 523	$ 641
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 14.90	$ 13.38	$ 15.53	$ 17.24	$ 18.19
Income from Investment Operations
Net investment income (loss) E	.03	.03 F	(.02)	(.01) H	(.05)	(.12)
Net realized and unrealized gain (loss)	(.25)	.88	1.54	(2.14) H	(1.66)	(.83)
Total from investment operations	(.22)	.91	1.52	(2.15)	(1.71)	(.95)
Distributions from net investment income	(.03)	-	-	-	-	-
Net asset value, end of period	$ 15.56	$ 15.81	$ 14.90	$ 13.38	$ 15.53	$ 17.24
Total Return B, C, D	(1.40)%	6.11%	11.36%	(13.84)%	(9.92)%	(5.22)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.82% A	1.83%	1.82%	1.82%	1.75%	1.72%
Expenses net of voluntary waivers, if any	1.82% A	1.83%	1.82%	1.82%	1.75%	1.72%
Expenses net of all reductions	1.81% A	1.83%	1.81%	1.78%	1.73%	1.71%
Net investment income (loss)	.34% A	.18%	(.16)%	(.10)% H	(.33)%	(.64)%
Supplemental Data
Net assets, end of period (in millions)	$ 144	$ 174	$ 202	$ 194	$ 281	$ 365
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 16.54	$ 15.55	$ 13.96	$ 16.08	$ 17.66	$ 18.44
Income from Investment Operations
Net investment income (loss) D	.12	.20 E	.13	.14 G	.12	.08
Net realized and unrealized gain (loss)	(.25)	.92	1.61	(2.21) G	(1.70)	(.86)
Total from investment operations	(.13)	1.12	1.74	(2.07)	(1.58)	(.78)
Distributions from net investment income	(.23)	(.13)	(.15)	(.05)	-	-
Net asset value, end of period	$ 16.18	$ 16.54	$ 15.55	$ 13.96	$ 16.08	$ 17.66
Total Return B, C	(.82)%	7.21%	12.64%	(12.95)%	(8.95)%	(4.23)%
Ratios to Average Net Assets F
Expenses before expense reductions	.70% A	.78%	.72%	.73%	.69%	.69%
Expenses net of voluntary waivers, if any	.70% A	.78%	.72%	.73%	.69%	.69%
Expenses net of all reductions	.70% A	.77%	.72%	.69%	.67%	.68%
Net investment income (loss)	1.45% A	1.24%	.94%	.98% G	.72%	.39%
Supplemental Data
Net assets, end of period (in millions)	$ 422	$ 381	$ 191	$ 104	$ 98	$ 118
Portfolio turnover rate	12% A	25%	21%	93%	67%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-Share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth & Income Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

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1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 177,726
Unrealized depreciation	(113,894)
Net unrealized appreciation (depreciation)	$ 63,832
Cost for federal income tax purposes	$ 1,604,459

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $96,595 and $252,448, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 206	$ 3
Class T	.25%	.25%	1,830	11
Class B	.75%	.25%	1,484	1,115
Class C	.75%	.25%	798	35
			$ 4,318	$ 1,164

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 36
Class T	22
Class B*	349
Class C*	4
$ 411

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 259	.31*
Class T	1,047	.29*
Class B	509	.34*
Class C	242	.30*
Institutional Class	402	.19*
	$ 2,459

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,122 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $57 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 2

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 1,684	$ 602
Class T	5,760	1,999
Class B	403	-
Class C	324	-
Institutional Class	5,456	1,586
Total	$ 13,627	$ 4,187

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	2,134	3,629	$ 34,937	$ 57,927
Reinvestment of distributions	92	35	1,518	550
Shares redeemed	(1,543)	(3,237)	(25,310)	(51,593)
Net increase (decrease)	683	427	$ 11,145	$ 6,884
Class T
Shares sold	3,362	8,187	$ 54,768	$ 129,689
Reinvestment of distributions	334	121	5,485	1,893
Shares redeemed	(10,896)	(17,059)	(177,274)	(269,873)
Net increase (decrease)	(7,200)	(8,751)	$ (117,021)	$ (138,291)
Class B
Shares sold	382	1,378	$ 6,051	$ 21,259
Reinvestment of distributions	21	-	335	-
Shares redeemed	(3,946)	(5,959)	(62,487)	(91,608)
Net increase (decrease)	(3,543)	(4,581)	$ (56,101)	$ (70,349)
Class C
Shares sold	389	1,348	$ 6,170	$ 20,834
Reinvestment of distributions	17	-	272	-
Shares redeemed	(2,171)	(3,903)	(34,487)	(60,088)
Net increase (decrease)	(1,765)	(2,555)	$ (28,045)	$ (39,254)
Institutional Class
Shares sold	7,312	14,632	$ 120,552	$ 234,995
Reinvestment of distributions	221	72	3,663	1,136
Shares redeemed	(4,495)	(3,927)	(72,705)	(63,060)
Net increase (decrease)	3,038	10,777	$ 51,510	$ 173,071

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGAII-USAN-0705
1.786792.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,019.50	$ 5.59
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,018.60	$ 6.29
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class B
Actual	$ 1,000.00	$ 1,015.70	$ 9.40
Hypothetical A	$ 1,000.00	$ 1,015.61	$ 9.40
Class C
Actual	$ 1,000.00	$ 1,015.60	$ 9.35
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,021.50	$ 3.68
Hypothetical A	$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.25%
Class B	1.87%
Class C	1.86%
Institutional Class	.73%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.9	3.9
Juniper Networks, Inc.	2.5	1.7
American International Group, Inc.	2.5	1.8
Bank of America Corp.	2.4	3.2
Exxon Mobil Corp.	2.4	2.4
Gillette Co.	2.2	2.0
American Express Co.	2.2	2.4
Pfizer, Inc.	2.1	1.5
Network Appliance, Inc.	2.0	1.8
Johnson & Johnson	2.0	1.1
	25.2
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	20.4
Consumer Discretionary	15.7	18.4
Financials	14.6	16.7
Industrials	13.2	13.7
Health Care	12.6	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.4%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	6.4%	** Foreign investments	4.1%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp. unit	604,800	$ 31,994
Hilton Hotels Corp.	1,539,830	37,310
Royal Caribbean Cruises Ltd.	383,900	17,702
Starwood Hotels & Resorts Worldwide, Inc. unit	614,800	34,410
		121,416
Media - 8.5%
Lamar Advertising Co. Class A (a)	304,400	12,730
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	1,078,792	27,941
McGraw-Hill Companies, Inc.	1,524,224	66,548
News Corp.:
Class A	3,032,420	48,913
Class B	1,252,400	20,928
Omnicom Group, Inc.	734,100	60,115
Spanish Broadcasting System, Inc. Class A (a)	42,800	370
Time Warner, Inc. (a)	2,888,100	50,253
Univision Communications, Inc. Class A (a)	1,652,500	43,973
Viacom, Inc. Class B (non-vtg.)	299,315	10,264
Walt Disney Co.	668,700	18,349
		360,384
Multiline Retail - 2.1%
Federated Department Stores, Inc.	863,500	58,243
Nordstrom, Inc.	474,700	28,976
		87,219
Specialty Retail - 2.2%
Home Depot, Inc.	611,950	24,080
Staples, Inc.	2,860,654	61,590
Tiffany & Co., Inc.	302,200	9,407
		95,077
TOTAL CONSUMER DISCRETIONARY		664,096
CONSUMER STAPLES - 11.6%
Beverages - 1.7%
PepsiCo, Inc.	215,800	12,141
The Coca-Cola Co.	1,294,700	57,782
		69,923
Food & Staples Retailing - 2.8%
CVS Corp.	821,600	45,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	921,000	$ 43,499
Walgreen Co.	691,100	31,334
		119,898
Food Products - 1.8%
Bunge Ltd.	302,200	18,748
Corn Products International, Inc.	561,100	12,395
Dean Foods Co. (a)	345,200	13,452
Hershey Co.	86,400	5,548
Kellogg Co.	354,000	16,103
The J.M. Smucker Co.	215,600	10,739
		76,985
Household Products - 1.4%
Colgate-Palmolive Co.	194,000	9,694
Procter & Gamble Co.	896,325	49,432
		59,126
Personal Products - 2.2%
Gillette Co.	1,761,300	92,891
Tobacco - 1.7%
Altria Group, Inc.	1,041,980	69,959
TOTAL CONSUMER STAPLES		488,782
ENERGY - 7.3%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	485,400	22,421
Halliburton Co.	1,035,600	44,262
Schlumberger Ltd. (NY Shares)	1,095,700	74,913
		141,596
Oil, Gas & Consumable Fuels - 3.9%
BP PLC sponsored ADR	773,456	46,562
Exxon Mobil Corp.	1,775,700	99,794
Plains Exploration & Production Co. (a)	172,800	5,279
Total SA sponsored ADR (d)	129,600	14,410
		166,045
TOTAL ENERGY		307,641
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 14.6%
Capital Markets - 3.4%
E*TRADE Financial Corp. (a)	1,326,300	$ 16,380
Goldman Sachs Group, Inc.	491,900	47,960
Lehman Brothers Holdings, Inc.	172,600	15,914
Merrill Lynch & Co., Inc.	993,200	53,891
Morgan Stanley	196,800	9,635
		143,780
Commercial Banks - 2.8%
Bank of America Corp.	2,236,300	103,585
Wells Fargo & Co.	258,900	15,640
		119,225
Consumer Finance - 2.8%
American Express Co.	1,688,600	90,931
SLM Corp.	561,100	27,084
		118,015
Diversified Financial Services - 1.5%
Citigroup, Inc.	1,337,693	63,019
Insurance - 3.7%
ACE Ltd.	519,970	22,473
AFLAC, Inc.	301,800	12,540
American International Group, Inc.	1,877,528	104,297
Genworth Financial, Inc. Class A (non-vtg.)	560,500	16,249
		155,559
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	129,500	7,672
Freddie Mac	172,600	11,226
		18,898
TOTAL FINANCIALS		618,496
HEALTH CARE - 12.6%
Biotechnology - 1.4%
Biogen Idec, Inc. (a)	172,800	6,756
Genentech, Inc. (a)	382,200	30,289
Genzyme Corp. (a)	173,600	10,831
MedImmune, Inc. (a)	518,100	13,678
		61,554
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	195,200	19,963
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	667,800	$ 38,365
C.R. Bard, Inc.	302,400	20,639
Dade Behring Holdings, Inc.	237,300	15,864
Hospira, Inc. (a)	61,500	2,342
Medtronic, Inc.	831,100	44,672
St. Jude Medical, Inc. (a)	356,600	14,307
		156,152
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	1,035,800	50,319
Pharmaceuticals - 6.3%
Abbott Laboratories	305,570	14,741
Johnson & Johnson	1,241,200	83,285
Merck & Co., Inc.	474,700	15,399
Pfizer, Inc.	3,243,168	90,484
Schering-Plough Corp.	604,100	11,780
Sepracor, Inc. (a)	130,000	7,899
Wyeth	965,400	41,869
		265,457
TOTAL HEALTH CARE		533,482
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,387,100	50,255
Lockheed Martin Corp.	129,300	8,390
Northrop Grumman Corp.	173,800	9,684
The Boeing Co.	561,000	35,848
		104,177
Air Freight & Logistics - 2.1%
FedEx Corp.	906,800	81,086
United Parcel Service, Inc. Class B	108,000	7,954
		89,040
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	693,300	17,291
Construction & Engineering - 0.6%
Fluor Corp.	440,500	25,307
Electrical Equipment - 0.2%
American Power Conversion Corp.	302,300	7,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 6.5%
3M Co.	159,100	$ 12,195
General Electric Co.	5,665,650	206,683
Tyco International Ltd.	1,986,100	57,458
		276,336
Machinery - 0.4%
Caterpillar, Inc.	56,100	5,280
Deere & Co.	173,300	11,464
		16,744
Road & Rail - 0.5%
Laidlaw International, Inc. (a)	431,900	9,605
Norfolk Southern Corp.	302,400	9,653
		19,258
TOTAL INDUSTRIALS		555,850
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	2,379,700	46,119
F5 Networks, Inc. (a)	215,800	11,051
Juniper Networks, Inc. (a)	4,119,000	105,611
Motorola, Inc.	1,511,300	26,251
Nokia Corp. sponsored ADR	777,200	13,104
QUALCOMM, Inc.	1,618,200	60,294
		262,430
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	539,700	21,431
Dell, Inc. (a)	1,321,900	52,731
EMC Corp. (a)	1,208,300	16,989
Network Appliance, Inc. (a)	2,968,300	85,368
		176,519
Internet Software & Services - 3.0%
Google, Inc. Class A (sub. vtg.)	258,900	72,078
Yahoo!, Inc. (a)	1,468,600	54,632
		126,710
Office Electronics - 0.2%
Xerox Corp. (a)	431,400	5,854
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	624,200	23,145
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	431,500	$ 15,314
Freescale Semiconductor, Inc. Class B (a)	662,875	13,390
Intel Corp.	2,041,090	54,967
Marvell Technology Group Ltd. (a)	302,300	12,382
National Semiconductor Corp.	869,300	17,490
Texas Instruments, Inc.	2,141,400	59,188
		195,876
Software - 2.9%
Microsoft Corp.	2,742,880	70,766
Red Hat, Inc. (a)	518,100	6,549
Siebel Systems, Inc. (a)	345,200	3,183
Symantec Corp. (a)	1,074,434	24,293
VERITAS Software Corp. (a)	690,400	17,170
		121,961
TOTAL INFORMATION TECHNOLOGY		889,350
MATERIALS - 2.9%
Chemicals - 2.9%
Monsanto Co.	1,204,200	68,639
Praxair, Inc.	1,109,000	51,979
		120,618
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
SBC Communications, Inc.	321,940	7,527
Verizon Communications, Inc.	302,100	10,688
		18,215
TOTAL COMMON STOCKS (Cost $3,744,104)		4,196,530
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 3.05% (b)	36,842,224	36,842
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	29,860,925	29,861
TOTAL MONEY MARKET FUNDS (Cost $66,703)		66,703
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.98%, dated 5/31/05 due 6/1/05) (Cost $13,220)	$ 13,221	$ 13,220
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,824,027)		4,276,453
NET OTHER ASSETS - (1.3)%		(53,071)
NET ASSETS - 100%		$ 4,223,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $1,256,311,000 of which $188,074,000 and $1,068,237,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,798 and repurchase agreements of $13,220)(cost $3,824,027) - See accompanying schedule		$ 4,276,453
Receivable for investments sold		32,558
Receivable for fund shares sold		4,117
Dividends receivable		5,277
Interest receivable		103
Prepaid expenses		13
Other affiliated receivables		88
Other receivables		1,245
Total assets		4,319,854

Liabilities
Payable for investments purchased	$ 42,312
Payable for fund shares redeemed	19,521
Accrued management fee	1,635
Distribution fees payable	1,790
Other affiliated payables	1,266
Other payables and accrued expenses	87
Collateral on securities loaned, at value	29,861
Total liabilities		96,472

Net Assets		$ 4,223,382
Net Assets consist of:
Paid in capital		$ 4,917,597
Undistributed net investment income		1,262
Accumulated undistributed net realized gain (loss) on investments		(1,147,903)
Net unrealized appreciation (depreciation) on investments		452,426
Net Assets		$ 4,223,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($310,066 ÷ 10,432 shares)	$ 29.72

Maximum offering price per share (100/94.25 of $29.72)	$ 31.53
Class T: Net Asset Value and redemption price per share ($3,278,773 ÷ 108,806 shares)	$ 30.13

Maximum offering price per share (100/96.50 of $30.13)	$ 31.22
Class B: Net Asset Value and offering price per share ($334,346 ÷ 11,470 shares) A	$ 29.15

Class C: Net Asset Value and offering price per share ($98,623 ÷ 3,366 shares) A	$ 29.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,574 ÷ 6,680 shares)	$ 30.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 29,523
Interest		671
Security lending		896
Total income		31,090

Expenses
Management fee Basic fee	$ 12,934
Performance adjustment	(2,327)
Transfer agent fees	5,805
Distribution fees	11,630
Accounting and security lending fees	566
Independent trustees' compensation	12
Appreciation in deferred trustee compensation account	12
Custodian fees and expenses	38
Registration fees	56
Audit	40
Legal	13
Interest	5
Miscellaneous	179
Total expenses before reductions	28,963
Expense reductions	(875)	28,088
Net investment income (loss)		3,002
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		160,665
Change in net unrealized appreciation (depreciation) on: Investment securities	(77,589)
Total change in net unrealized appreciation (depreciation)		(77,589)
Net gain (loss)		83,076
Net increase (decrease) in net assets resulting from operations		$ 86,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,002	$ 14,579
Net realized gain (loss)	160,665	527,238
Change in net unrealized appreciation (depreciation)	(77,589)	(105,910)
Net increase (decrease) in net assets resulting from operations	86,078	435,907
Distributions to shareholders from net investment income	(15,004)	(9,528)
Share transactions - net increase (decrease)	(779,592)	(1,313,513)
Total increase (decrease) in net assets	(708,518)	(887,134)

Net Assets
Beginning of period	4,931,900	5,819,034
End of period (including undistributed net investment income of $1,262 and undistributed net investment income of $13,264, respectively)	$ 4,223,382	$ 4,931,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.33	$ 27.09	$ 23.61	$ 28.39	$ 37.41	$ 50.61
Income from Investment Operations
Net investment income (loss) E	.04	.12 F	.10	.14	.20	.08
Net realized and unrealized gain (loss)	.53	2.20	3.55	(4.66)	(5.26)	(7.65)
Total from investment operations	.57	2.32	3.65	(4.52)	(5.06)	(7.57)
Distributions from net investment income	(.18)	(.08)	(.17)	(.26)	-	(.50)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	(.18)	(.08)	(.17)	(.26)	(3.96)	(5.63)
Net asset value, end of period	$ 29.72	$ 29.33	$ 27.09	$ 23.61	$ 28.39	$ 37.41
Total Return B, C, D	1.95%	8.59%	15.61%	(16.06)%	(15.23)%	(16.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.11% A	1.15%	1.00%	.77%	.78%	.87%
Expenses net of voluntary waivers, if any	1.11% A	1.15%	1.00%	.77%	.78%	.87%
Expenses net of all reductions	1.07% A	1.13%	.96%	.73%	.75%	.84%
Net investment income (loss)	.30% A	.44%	.41%	.57%	.67%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 310	$ 270	$ 219	$ 202	$ 320	$ 452
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.67	$ 27.40	$ 23.85	$ 28.64	$ 37.76	$ 50.96
Income from Investment Operations
Net investment income (loss) E	.02	.09 F	.07	.11	.16	- H
Net realized and unrealized gain (loss)	.53	2.22	3.60	(4.71)	(5.32)	(7.72)
Total from investment operations	.55	2.31	3.67	(4.60)	(5.16)	(7.72)
Distributions from net investment income	(.09)	(.04)	(.12)	(.19)	-	(.35)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	(.09)	(.04)	(.12)	(.19)	(3.96)	(5.48)
Net asset value, end of period	$ 30.13	$ 29.67	$ 27.40	$ 23.85	$ 28.64	$ 37.76
Total Return B, C, D	1.86%	8.44%	15.50%	(16.16)%	(15.37)%	(17.01)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.25% A	1.29%	1.12%	.90%	.93%	1.05%
Expenses net of voluntary waivers, if any	1.25% A	1.29%	1.12%	.90%	.93%	1.05%
Expenses net of all reductions	1.21% A	1.26%	1.09%	.86%	.90%	1.03%
Net investment income (loss)	.17%	.31%	.28%	.44%	.52%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,279	$ 3,786	$ 4,578	$ 4,878	$ 8,136	$ 13,813
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.70	$ 26.65	$ 23.24	$ 27.91	$ 37.11	$ 50.25
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11) F	(.10)	(.06)	(.04)	(.26)
Net realized and unrealized gain (loss)	.52	2.16	3.51	(4.61)	(5.20)	(7.59)
Total from investment operations	.45	2.05	3.41	(4.67)	(5.24)	(7.85)
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	-	-	-	-	(3.96)	(5.29)
Net asset value, end of period	$ 29.15	$ 28.70	$ 26.65	$ 23.24	$ 27.91	$ 37.11
Total Return B, C, D	1.57%	7.69%	14.67%	(16.73)%	(15.91)%	(17.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.98%	1.81%	1.57%	1.57%	1.64%
Expenses net of voluntary waivers, if any	1.87% A	1.98%	1.81%	1.57%	1.57%	1.64%
Expenses net of all reductions	1.83% A	1.96%	1.77%	1.53%	1.54%	1.62%
Net investment income (loss)	(.45)% A	(.39)%	(.41)%	(.24)%	(.13)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$ 334	$ 451	$ 582	$ 598	$ 939	$ 1,437
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.85	$ 26.75	$ 23.32	$ 27.99	$ 37.19	$ 50.39
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09) F	(.09)	(.05)	(.03)	(.25)
Net realized and unrealized gain (loss)	.51	2.19	3.52	(4.62)	(5.21)	(7.61)
Total from investment operations	.45	2.10	3.43	(4.67)	(5.24)	(7.86)
Distributions from net investment income	-	-	-	-	-	(.21)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	-	-	-	-	(3.96)	(5.34)
Net asset value, end of period	$ 29.30	$ 28.85	$ 26.75	$ 23.32	$ 27.99	$ 37.19
Total Return B, C, D	1.56%	7.85%	14.71%	(16.68)%	(15.87)%	(17.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.86% A	1.93%	1.77%	1.53%	1.53%	1.61%
Expenses net of voluntary waivers, if any	1.86% A	1.93%	1.77%	1.53%	1.53%	1.61%
Expenses net of all reductions	1.82% A	1.90%	1.74%	1.49%	1.50%	1.59%
Net investment income (loss)	(.44)% A	(.33)%	(.37)%	(.20)%	(.08)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 99	$ 114	$ 131	$ 142	$ 232	$ 400
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.78	$ 27.51	$ 24.00	$ 28.87	$ 37.85	$ 51.10
Income from Investment Operations
Net investment income (loss) D	.10	.24 E	.21	.25	.33	.22
Net realized and unrealized gain (loss)	.54	2.23	3.59	(4.73)	(5.35)	(7.72)
Total from investment operations	.64	2.47	3.80	(4.48)	(5.02)	(7.50)
Distributions from net investment income	(.24)	(.20)	(.29)	(.39)	-	(.62)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	(.24)	(.20)	(.29)	(.39)	(3.96)	(5.75)
Net asset value, end of period	$ 30.18	$ 29.78	$ 27.51	$ 24.00	$ 28.87	$ 37.85
Total Return B, C	2.15%	9.03%	16.10%	(15.71)%	(14.92)%	(16.58)%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A	.75%	.57%	.38%	.40%	.53%
Expenses net of voluntary waivers, if any	.73% A	.75%	.57%	.38%	.40%	.53%
Expenses net of all reductions	.69% A	.73%	.54%	.34%	.37%	.51%
Net investment income (loss)	.68% A	.84%	.83%	.96%	1.05%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 311	$ 309	$ 155	$ 187	$ 346
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.08 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 589,015
Unrealized depreciation	(186,672)
Net unrealized appreciation (depreciation)	$ 402,343
Cost for federal income tax purposes	$ 3,874,110

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,567,450 and $2,270,636, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 353	$ 2
Class T	.25%	.25%	8,767	101
Class B	.75%	.25%	1,982	1,490
Class C	.75%	.25%	528	20
			$ 11,630	$ 1,613

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	41
Class B*	262
Class C*	2
$ 320

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 496	.35*
Class T	4,162	.24*
Class B	708	.36*
Class C	184	.35*
Institutional Class	255	.22*
	$ 5,805

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $651 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no Interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 11,356	2.39%	$ -	$ 4

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $13,000. The weighted average interest rate was 2.50%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $871 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 2
Class B	2
$ 4

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 1,650	$ 643
Class T	11,396	6,627
Institutional Class	1,958	2,258
Total	$ 15,004	$ 9,528

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	2,989	3,302	$ 87,810	$ 92,621
Reinvestment of distributions	53	23	1,574	621
Shares redeemed	(1,801)	(2,223)	(53,115)	(62,479)
Net increase (decrease)	1,241	1,102	$ 36,269	$ 30,763
Class T
Shares sold	4,350	10,950	$ 129,845	$ 311,969
Reinvestment of distributions	362	228	10,849	6,317
Shares redeemed	(23,523)	(50,642)	(703,363)	(1,440,676)
Net increase (decrease)	(18,811)	(39,464)	$ (562,669)	$ (1,122,390)
Class B
Shares sold	176	446	$ 5,004	$ 12,361
Shares redeemed	(4,413)	(6,563)	(127,393)	(180,999)
Net increase (decrease)	(4,237)	(6,117)	$ (122,389)	$ (168,638)
Class C
Shares sold	116	337	$ 3,360	$ 9,362
Shares redeemed	(702)	(1,281)	(20,437)	(35,508)
Net increase (decrease)	(586)	(944)	$ (17,077)	$ (26,146)
Institutional Class
Shares sold	735	5,348	$ 21,881	$ 152,466
Reinvestment of distributions	56	78	1,676	2,169
Shares redeemed	(4,560)	(6,225)	(137,283)	(181,737)
Net increase (decrease)	(3,769)	(799)	$ (113,726)	$ (27,102)

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GO-USAN-0705
1.786793.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Growth Opportunities

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,019.50	$ 5.59
Hypothetical A	$ 1,000.00	$ 1,019.40	$ 5.59
Class T
Actual	$ 1,000.00	$ 1,018.60	$ 6.29
Hypothetical A	$ 1,000.00	$ 1,018.70	$ 6.29
Class B
Actual	$ 1,000.00	$ 1,015.70	$ 9.40
Hypothetical A	$ 1,000.00	$ 1,015.61	$ 9.40
Class C
Actual	$ 1,000.00	$ 1,015.60	$ 9.35
Hypothetical A	$ 1,000.00	$ 1,015.66	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,021.50	$ 3.68
Hypothetical A	$ 1,000.00	$ 1,021.29	$ 3.68

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.11%
Class T	1.25%
Class B	1.87%
Class C	1.86%
Institutional Class	.73%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.9	3.9
Juniper Networks, Inc.	2.5	1.7
American International Group, Inc.	2.5	1.8
Bank of America Corp.	2.4	3.2
Exxon Mobil Corp.	2.4	2.4
Gillette Co.	2.2	2.0
American Express Co.	2.2	2.4
Pfizer, Inc.	2.1	1.5
Network Appliance, Inc.	2.0	1.8
Johnson & Johnson	2.0	1.1
	25.2
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.1	20.4
Consumer Discretionary	15.7	18.4
Financials	14.6	16.7
Industrials	13.2	13.7
Health Care	12.6	10.5
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.4%		Stocks 97.7%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 2.3%
* Foreign investments	6.4%	** Foreign investments	4.1%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.7%
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp. unit	604,800	$ 31,994
Hilton Hotels Corp.	1,539,830	37,310
Royal Caribbean Cruises Ltd.	383,900	17,702
Starwood Hotels & Resorts Worldwide, Inc. unit	614,800	34,410
		121,416
Media - 8.5%
Lamar Advertising Co. Class A (a)	304,400	12,730
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	1,078,792	27,941
McGraw-Hill Companies, Inc.	1,524,224	66,548
News Corp.:
Class A	3,032,420	48,913
Class B	1,252,400	20,928
Omnicom Group, Inc.	734,100	60,115
Spanish Broadcasting System, Inc. Class A (a)	42,800	370
Time Warner, Inc. (a)	2,888,100	50,253
Univision Communications, Inc. Class A (a)	1,652,500	43,973
Viacom, Inc. Class B (non-vtg.)	299,315	10,264
Walt Disney Co.	668,700	18,349
		360,384
Multiline Retail - 2.1%
Federated Department Stores, Inc.	863,500	58,243
Nordstrom, Inc.	474,700	28,976
		87,219
Specialty Retail - 2.2%
Home Depot, Inc.	611,950	24,080
Staples, Inc.	2,860,654	61,590
Tiffany & Co., Inc.	302,200	9,407
		95,077
TOTAL CONSUMER DISCRETIONARY		664,096
CONSUMER STAPLES - 11.6%
Beverages - 1.7%
PepsiCo, Inc.	215,800	12,141
The Coca-Cola Co.	1,294,700	57,782
		69,923
Food & Staples Retailing - 2.8%
CVS Corp.	821,600	45,065
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	921,000	$ 43,499
Walgreen Co.	691,100	31,334
		119,898
Food Products - 1.8%
Bunge Ltd.	302,200	18,748
Corn Products International, Inc.	561,100	12,395
Dean Foods Co. (a)	345,200	13,452
Hershey Co.	86,400	5,548
Kellogg Co.	354,000	16,103
The J.M. Smucker Co.	215,600	10,739
		76,985
Household Products - 1.4%
Colgate-Palmolive Co.	194,000	9,694
Procter & Gamble Co.	896,325	49,432
		59,126
Personal Products - 2.2%
Gillette Co.	1,761,300	92,891
Tobacco - 1.7%
Altria Group, Inc.	1,041,980	69,959
TOTAL CONSUMER STAPLES		488,782
ENERGY - 7.3%
Energy Equipment & Services - 3.4%
Baker Hughes, Inc.	485,400	22,421
Halliburton Co.	1,035,600	44,262
Schlumberger Ltd. (NY Shares)	1,095,700	74,913
		141,596
Oil, Gas & Consumable Fuels - 3.9%
BP PLC sponsored ADR	773,456	46,562
Exxon Mobil Corp.	1,775,700	99,794
Plains Exploration & Production Co. (a)	172,800	5,279
Total SA sponsored ADR (d)	129,600	14,410
		166,045
TOTAL ENERGY		307,641
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 14.6%
Capital Markets - 3.4%
E*TRADE Financial Corp. (a)	1,326,300	$ 16,380
Goldman Sachs Group, Inc.	491,900	47,960
Lehman Brothers Holdings, Inc.	172,600	15,914
Merrill Lynch & Co., Inc.	993,200	53,891
Morgan Stanley	196,800	9,635
		143,780
Commercial Banks - 2.8%
Bank of America Corp.	2,236,300	103,585
Wells Fargo & Co.	258,900	15,640
		119,225
Consumer Finance - 2.8%
American Express Co.	1,688,600	90,931
SLM Corp.	561,100	27,084
		118,015
Diversified Financial Services - 1.5%
Citigroup, Inc.	1,337,693	63,019
Insurance - 3.7%
ACE Ltd.	519,970	22,473
AFLAC, Inc.	301,800	12,540
American International Group, Inc.	1,877,528	104,297
Genworth Financial, Inc. Class A (non-vtg.)	560,500	16,249
		155,559
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	129,500	7,672
Freddie Mac	172,600	11,226
		18,898
TOTAL FINANCIALS		618,496
HEALTH CARE - 12.6%
Biotechnology - 1.4%
Biogen Idec, Inc. (a)	172,800	6,756
Genentech, Inc. (a)	382,200	30,289
Genzyme Corp. (a)	173,600	10,831
MedImmune, Inc. (a)	518,100	13,678
		61,554
Health Care Equipment & Supplies - 3.7%
Alcon, Inc.	195,200	19,963
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	667,800	$ 38,365
C.R. Bard, Inc.	302,400	20,639
Dade Behring Holdings, Inc.	237,300	15,864
Hospira, Inc. (a)	61,500	2,342
Medtronic, Inc.	831,100	44,672
St. Jude Medical, Inc. (a)	356,600	14,307
		156,152
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc.	1,035,800	50,319
Pharmaceuticals - 6.3%
Abbott Laboratories	305,570	14,741
Johnson & Johnson	1,241,200	83,285
Merck & Co., Inc.	474,700	15,399
Pfizer, Inc.	3,243,168	90,484
Schering-Plough Corp.	604,100	11,780
Sepracor, Inc. (a)	130,000	7,899
Wyeth	965,400	41,869
		265,457
TOTAL HEALTH CARE		533,482
INDUSTRIALS - 13.2%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,387,100	50,255
Lockheed Martin Corp.	129,300	8,390
Northrop Grumman Corp.	173,800	9,684
The Boeing Co.	561,000	35,848
		104,177
Air Freight & Logistics - 2.1%
FedEx Corp.	906,800	81,086
United Parcel Service, Inc. Class B	108,000	7,954
		89,040
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	693,300	17,291
Construction & Engineering - 0.6%
Fluor Corp.	440,500	25,307
Electrical Equipment - 0.2%
American Power Conversion Corp.	302,300	7,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 6.5%
3M Co.	159,100	$ 12,195
General Electric Co.	5,665,650	206,683
Tyco International Ltd.	1,986,100	57,458
		276,336
Machinery - 0.4%
Caterpillar, Inc.	56,100	5,280
Deere & Co.	173,300	11,464
		16,744
Road & Rail - 0.5%
Laidlaw International, Inc. (a)	431,900	9,605
Norfolk Southern Corp.	302,400	9,653
		19,258
TOTAL INDUSTRIALS		555,850
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 6.2%
Cisco Systems, Inc. (a)	2,379,700	46,119
F5 Networks, Inc. (a)	215,800	11,051
Juniper Networks, Inc. (a)	4,119,000	105,611
Motorola, Inc.	1,511,300	26,251
Nokia Corp. sponsored ADR	777,200	13,104
QUALCOMM, Inc.	1,618,200	60,294
		262,430
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	539,700	21,431
Dell, Inc. (a)	1,321,900	52,731
EMC Corp. (a)	1,208,300	16,989
Network Appliance, Inc. (a)	2,968,300	85,368
		176,519
Internet Software & Services - 3.0%
Google, Inc. Class A (sub. vtg.)	258,900	72,078
Yahoo!, Inc. (a)	1,468,600	54,632
		126,710
Office Electronics - 0.2%
Xerox Corp. (a)	431,400	5,854
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	624,200	23,145
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	431,500	$ 15,314
Freescale Semiconductor, Inc. Class B (a)	662,875	13,390
Intel Corp.	2,041,090	54,967
Marvell Technology Group Ltd. (a)	302,300	12,382
National Semiconductor Corp.	869,300	17,490
Texas Instruments, Inc.	2,141,400	59,188
		195,876
Software - 2.9%
Microsoft Corp.	2,742,880	70,766
Red Hat, Inc. (a)	518,100	6,549
Siebel Systems, Inc. (a)	345,200	3,183
Symantec Corp. (a)	1,074,434	24,293
VERITAS Software Corp. (a)	690,400	17,170
		121,961
TOTAL INFORMATION TECHNOLOGY		889,350
MATERIALS - 2.9%
Chemicals - 2.9%
Monsanto Co.	1,204,200	68,639
Praxair, Inc.	1,109,000	51,979
		120,618
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
SBC Communications, Inc.	321,940	7,527
Verizon Communications, Inc.	302,100	10,688
		18,215
TOTAL COMMON STOCKS (Cost $3,744,104)		4,196,530
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 3.05% (b)	36,842,224	36,842
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	29,860,925	29,861
TOTAL MONEY MARKET FUNDS (Cost $66,703)		66,703
Cash Equivalents - 0.3%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.98%, dated 5/31/05 due 6/1/05) (Cost $13,220)	$ 13,221	$ 13,220
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $3,824,027)		4,276,453
NET OTHER ASSETS - (1.3)%		(53,071)
NET ASSETS - 100%		$ 4,223,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information
At November 30, 2004, the fund had a capital loss carryforward of approximately $1,256,311,000 of which $188,074,000 and $1,068,237,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $28,798 and repurchase agreements of $13,220)(cost $3,824,027) - See accompanying schedule		$ 4,276,453
Receivable for investments sold		32,558
Receivable for fund shares sold		4,117
Dividends receivable		5,277
Interest receivable		103
Prepaid expenses		13
Other affiliated receivables		88
Other receivables		1,245
Total assets		4,319,854

Liabilities
Payable for investments purchased	$ 42,312
Payable for fund shares redeemed	19,521
Accrued management fee	1,635
Distribution fees payable	1,790
Other affiliated payables	1,266
Other payables and accrued expenses	87
Collateral on securities loaned, at value	29,861
Total liabilities		96,472

Net Assets		$ 4,223,382
Net Assets consist of:
Paid in capital		$ 4,917,597
Undistributed net investment income		1,262
Accumulated undistributed net realized gain (loss) on investments		(1,147,903)
Net unrealized appreciation (depreciation) on investments		452,426
Net Assets		$ 4,223,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($310,066 ÷ 10,432 shares)	$ 29.72

Maximum offering price per share (100/94.25 of $29.72)	$ 31.53
Class T: Net Asset Value and redemption price per share ($3,278,773 ÷ 108,806 shares)	$ 30.13

Maximum offering price per share (100/96.50 of $30.13)	$ 31.22
Class B: Net Asset Value and offering price per share ($334,346 ÷ 11,470 shares) A	$ 29.15

Class C: Net Asset Value and offering price per share ($98,623 ÷ 3,366 shares) A	$ 29.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($201,574 ÷ 6,680 shares)	$ 30.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 29,523
Interest		671
Security lending		896
Total income		31,090

Expenses
Management fee Basic fee	$ 12,934
Performance adjustment	(2,327)
Transfer agent fees	5,805
Distribution fees	11,630
Accounting and security lending fees	566
Independent trustees' compensation	12
Appreciation in deferred trustee compensation account	12
Custodian fees and expenses	38
Registration fees	56
Audit	40
Legal	13
Interest	5
Miscellaneous	179
Total expenses before reductions	28,963
Expense reductions	(875)	28,088
Net investment income (loss)		3,002
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		160,665
Change in net unrealized appreciation (depreciation) on: Investment securities	(77,589)
Total change in net unrealized appreciation (depreciation)		(77,589)
Net gain (loss)		83,076
Net increase (decrease) in net assets resulting from operations		$ 86,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,002	$ 14,579
Net realized gain (loss)	160,665	527,238
Change in net unrealized appreciation (depreciation)	(77,589)	(105,910)
Net increase (decrease) in net assets resulting from operations	86,078	435,907
Distributions to shareholders from net investment income	(15,004)	(9,528)
Share transactions - net increase (decrease)	(779,592)	(1,313,513)
Total increase (decrease) in net assets	(708,518)	(887,134)

Net Assets
Beginning of period	4,931,900	5,819,034
End of period (including undistributed net investment income of $1,262 and undistributed net investment income of $13,264, respectively)	$ 4,223,382	$ 4,931,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.33	$ 27.09	$ 23.61	$ 28.39	$ 37.41	$ 50.61
Income from Investment Operations
Net investment income (loss) E	.04	.12 F	.10	.14	.20	.08
Net realized and unrealized gain (loss)	.53	2.20	3.55	(4.66)	(5.26)	(7.65)
Total from investment operations	.57	2.32	3.65	(4.52)	(5.06)	(7.57)
Distributions from net investment income	(.18)	(.08)	(.17)	(.26)	-	(.50)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	(.18)	(.08)	(.17)	(.26)	(3.96)	(5.63)
Net asset value, end of period	$ 29.72	$ 29.33	$ 27.09	$ 23.61	$ 28.39	$ 37.41
Total Return B, C, D	1.95%	8.59%	15.61%	(16.06)%	(15.23)%	(16.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.11% A	1.15%	1.00%	.77%	.78%	.87%
Expenses net of voluntary waivers, if any	1.11% A	1.15%	1.00%	.77%	.78%	.87%
Expenses net of all reductions	1.07% A	1.13%	.96%	.73%	.75%	.84%
Net investment income (loss)	.30% A	.44%	.41%	.57%	.67%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 310	$ 270	$ 219	$ 202	$ 320	$ 452
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.67	$ 27.40	$ 23.85	$ 28.64	$ 37.76	$ 50.96
Income from Investment Operations
Net investment income (loss) E	.02	.09 F	.07	.11	.16	- H
Net realized and unrealized gain (loss)	.53	2.22	3.60	(4.71)	(5.32)	(7.72)
Total from investment operations	.55	2.31	3.67	(4.60)	(5.16)	(7.72)
Distributions from net investment income	(.09)	(.04)	(.12)	(.19)	-	(.35)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	(.09)	(.04)	(.12)	(.19)	(3.96)	(5.48)
Net asset value, end of period	$ 30.13	$ 29.67	$ 27.40	$ 23.85	$ 28.64	$ 37.76
Total Return B, C, D	1.86%	8.44%	15.50%	(16.16)%	(15.37)%	(17.01)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.25% A	1.29%	1.12%	.90%	.93%	1.05%
Expenses net of voluntary waivers, if any	1.25% A	1.29%	1.12%	.90%	.93%	1.05%
Expenses net of all reductions	1.21% A	1.26%	1.09%	.86%	.90%	1.03%
Net investment income (loss)	.17%	.31%	.28%	.44%	.52%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,279	$ 3,786	$ 4,578	$ 4,878	$ 8,136	$ 13,813
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.08 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.70	$ 26.65	$ 23.24	$ 27.91	$ 37.11	$ 50.25
Income from Investment Operations
Net investment income (loss) E	(.07)	(.11) F	(.10)	(.06)	(.04)	(.26)
Net realized and unrealized gain (loss)	.52	2.16	3.51	(4.61)	(5.20)	(7.59)
Total from investment operations	.45	2.05	3.41	(4.67)	(5.24)	(7.85)
Distributions from net investment income	-	-	-	-	-	(.16)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	-	-	-	-	(3.96)	(5.29)
Net asset value, end of period	$ 29.15	$ 28.70	$ 26.65	$ 23.24	$ 27.91	$ 37.11
Total Return B, C, D	1.57%	7.69%	14.67%	(16.73)%	(15.91)%	(17.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.87% A	1.98%	1.81%	1.57%	1.57%	1.64%
Expenses net of voluntary waivers, if any	1.87% A	1.98%	1.81%	1.57%	1.57%	1.64%
Expenses net of all reductions	1.83% A	1.96%	1.77%	1.53%	1.54%	1.62%
Net investment income (loss)	(.45)% A	(.39)%	(.41)%	(.24)%	(.13)%	(.60)%
Supplemental Data
Net assets, end of period (in millions)	$ 334	$ 451	$ 582	$ 598	$ 939	$ 1,437
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 28.85	$ 26.75	$ 23.32	$ 27.99	$ 37.19	$ 50.39
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09) F	(.09)	(.05)	(.03)	(.25)
Net realized and unrealized gain (loss)	.51	2.19	3.52	(4.62)	(5.21)	(7.61)
Total from investment operations	.45	2.10	3.43	(4.67)	(5.24)	(7.86)
Distributions from net investment income	-	-	-	-	-	(.21)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	-	-	-	-	(3.96)	(5.34)
Net asset value, end of period	$ 29.30	$ 28.85	$ 26.75	$ 23.32	$ 27.99	$ 37.19
Total Return B, C, D	1.56%	7.85%	14.71%	(16.68)%	(15.87)%	(17.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.86% A	1.93%	1.77%	1.53%	1.53%	1.61%
Expenses net of voluntary waivers, if any	1.86% A	1.93%	1.77%	1.53%	1.53%	1.61%
Expenses net of all reductions	1.82% A	1.90%	1.74%	1.49%	1.50%	1.59%
Net investment income (loss)	(.44)% A	(.33)%	(.37)%	(.20)%	(.08)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 99	$ 114	$ 131	$ 142	$ 232	$ 400
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.07 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 29.78	$ 27.51	$ 24.00	$ 28.87	$ 37.85	$ 51.10
Income from Investment Operations
Net investment income (loss) D	.10	.24 E	.21	.25	.33	.22
Net realized and unrealized gain (loss)	.54	2.23	3.59	(4.73)	(5.35)	(7.72)
Total from investment operations	.64	2.47	3.80	(4.48)	(5.02)	(7.50)
Distributions from net investment income	(.24)	(.20)	(.29)	(.39)	-	(.62)
Distributions from net realized gain	-	-	-	-	(3.96)	(5.13)
Total distributions	(.24)	(.20)	(.29)	(.39)	(3.96)	(5.75)
Net asset value, end of period	$ 30.18	$ 29.78	$ 27.51	$ 24.00	$ 28.87	$ 37.85
Total Return B, C	2.15%	9.03%	16.10%	(15.71)%	(14.92)%	(16.58)%
Ratios to Average Net Assets F
Expenses before expense reductions	.73% A	.75%	.57%	.38%	.40%	.53%
Expenses net of voluntary waivers, if any	.73% A	.75%	.57%	.38%	.40%	.53%
Expenses net of all reductions	.69% A	.73%	.54%	.34%	.37%	.51%
Net investment income (loss)	.68% A	.84%	.83%	.96%	1.05%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 202	$ 311	$ 309	$ 155	$ 187	$ 346
Portfolio turnover rate	70% A	61%	59%	55%	79%	110%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.08 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Growth Opportunities Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 589,015
Unrealized depreciation	(186,672)
Net unrealized appreciation (depreciation)	$ 402,343
Cost for federal income tax purposes	$ 3,874,110

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,567,450 and $2,270,636, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 353	$ 2
Class T	.25%	.25%	8,767	101
Class B	.75%	.25%	1,982	1,490
Class C	.75%	.25%	528	20
			$ 11,630	$ 1,613

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15
Class T	41
Class B*	262
Class C*	2
$ 320

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 496	.35*
Class T	4,162	.24*
Class B	708	.36*
Class C	184	.35*
Institutional Class	255	.22*
	$ 5,805

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $651 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no Interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 11,356	2.39%	$ -	$ 4

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $13,000. The weighted average interest rate was 2.50%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $871 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 2
Class B	2
$ 4

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 1,650	$ 643
Class T	11,396	6,627
Institutional Class	1,958	2,258
Total	$ 15,004	$ 9,528

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	2,989	3,302	$ 87,810	$ 92,621
Reinvestment of distributions	53	23	1,574	621
Shares redeemed	(1,801)	(2,223)	(53,115)	(62,479)
Net increase (decrease)	1,241	1,102	$ 36,269	$ 30,763
Class T
Shares sold	4,350	10,950	$ 129,845	$ 311,969
Reinvestment of distributions	362	228	10,849	6,317
Shares redeemed	(23,523)	(50,642)	(703,363)	(1,440,676)
Net increase (decrease)	(18,811)	(39,464)	$ (562,669)	$ (1,122,390)
Class B
Shares sold	176	446	$ 5,004	$ 12,361
Shares redeemed	(4,413)	(6,563)	(127,393)	(180,999)
Net increase (decrease)	(4,237)	(6,117)	$ (122,389)	$ (168,638)
Class C
Shares sold	116	337	$ 3,360	$ 9,362
Shares redeemed	(702)	(1,281)	(20,437)	(35,508)
Net increase (decrease)	(586)	(944)	$ (17,077)	$ (26,146)
Institutional Class
Shares sold	735	5,348	$ 21,881	$ 152,466
Reinvestment of distributions	56	78	1,676	2,169
Shares redeemed	(4,560)	(6,225)	(137,283)	(181,737)
Net increase (decrease)	(3,769)	(799)	$ (113,726)	$ (27,102)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

GOI-USAN-0705
1.786794.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.10	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,006.20	$ 7.00
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 9.89
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,002.90	$ 9.94
HypotheticalA	$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.40%
Class B	1.98%
Class C	1.99%
Institutional Class	.83%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.4	1.8
General Electric Co.	5.3	3.3
Microsoft Corp.	4.2	3.9
XL Capital Ltd. Class A	3.3	0.0
Home Depot, Inc.	3.1	1.8
Dell, Inc.	3.0	2.3
UnitedHealth Group, Inc.	2.9	0.8
Wal-Mart Stores, Inc.	2.8	2.0
eBay, Inc.	2.7	0.7
Google, Inc. Class A (sub. vtg.)	2.6	0.0
	38.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	13.8
Information Technology	23.4	24.2
Industrials	13.3	17.5
Consumer Discretionary	12.9	11.4
Energy	11.9	6.2
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 98.8%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	10.0%	** Foreign investments	8.2%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Gentex Corp.	190,600	$ 3,407,928
Diversified Consumer Services - 2.7%
Apollo Group, Inc. Class A (a)	209,600	16,453,600
Bright Horizons Family Solutions, Inc. (a)	136,300	5,044,463
		21,498,063
Internet & Catalog Retail - 2.7%
eBay, Inc. (a)	574,500	21,836,745
Media - 1.2%
Univision Communications, Inc. Class A (a)	348,200	9,265,602
Specialty Retail - 5.9%
Aeropostale, Inc. (a)	205,900	5,610,775
Home Depot, Inc.	633,700	24,936,095
Staples, Inc.	756,500	16,287,445
		46,834,315
TOTAL CONSUMER DISCRETIONARY		102,842,653
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	475,400	22,453,142
Food Products - 1.0%
Nestle SA (Reg.)	30,466	8,017,368
TOTAL CONSUMER STAPLES		30,470,510
ENERGY - 11.9%
Energy Equipment & Services - 7.0%
Baker Hughes, Inc.	99,100	4,577,429
BJ Services Co.	82,600	4,158,910
Halliburton Co.	347,700	14,860,698
Noble Corp.	75,300	4,263,486
Pride International, Inc. (a)	204,200	4,604,710
Schlumberger Ltd. (NY Shares)	253,500	17,331,795
Smith International, Inc.	5,800	340,808
Weatherford International Ltd. (a)	108,500	5,703,845
		55,841,681
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	129,600	7,615,296
Forest Oil Corp. (a)	46,600	1,852,816
Occidental Petroleum Corp.	125,200	9,153,372
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA sponsored ADR	86,700	$ 9,640,173
Valero Energy Corp.	163,200	11,198,784
		39,460,441
TOTAL ENERGY		95,302,122
FINANCIALS - 23.7%
Capital Markets - 5.1%
E*TRADE Financial Corp. (a)	91,000	1,123,850
Goldman Sachs Group, Inc.	188,000	18,330,000
Merrill Lynch & Co., Inc.	197,500	10,716,350
UBS AG (NY Shares)	137,400	10,627,890
		40,798,090
Commercial Banks - 0.5%
Standard Chartered PLC (United Kingdom)	196,000	3,550,831
Insurance - 18.1%
ACE Ltd.	13,400	579,148
AMBAC Financial Group, Inc.	212,800	15,353,520
American International Group, Inc.	1,210,287	67,231,443
Hartford Financial Services Group, Inc.	204,500	15,294,555
MBIA, Inc.	107,800	6,029,254
PartnerRe Ltd.	104,700	6,917,529
Prudential Financial, Inc.	17,500	1,107,925
The Chubb Corp.	61,300	5,163,299
W.R. Berkley Corp.	19,100	677,286
XL Capital Ltd. Class A	353,000	26,573,840
		144,927,799
TOTAL FINANCIALS		189,276,720
HEALTH CARE - 9.3%
Biotechnology - 0.7%
Cephalon, Inc. (a)	124,800	5,294,016
Health Care Equipment & Supplies - 2.4%
Kinetic Concepts, Inc. (a)	38,000	2,441,500
Medtronic, Inc.	192,900	10,368,375
Waters Corp. (a)	176,700	6,864,795
		19,674,670
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Pediatrix Medical Group, Inc. (a)	66,100	$ 4,866,943
UnitedHealth Group, Inc.	475,600	23,104,648
		27,971,591
Pharmaceuticals - 2.7%
Allergan, Inc.	68,600	5,303,466
Barr Pharmaceuticals, Inc. (a)	98,200	4,990,524
Roche Holding AG (participation certificate)	91,249	11,505,722
		21,799,712
TOTAL HEALTH CARE		74,739,989
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	445,700	16,147,711
Commercial Services & Supplies - 0.8%
Robert Half International, Inc.	235,340	5,869,380
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	96,900	2,093,040
Fluor Corp.	49,500	2,843,775
Jacobs Engineering Group, Inc. (a)	107,400	5,647,092
		10,583,907
Industrial Conglomerates - 7.3%
General Electric Co.	1,164,700	42,488,256
Tyco International Ltd.	537,400	15,546,982
		58,035,238
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	107,300	5,302,766
Norfolk Southern Corp.	317,700	10,140,984
		15,443,750
TOTAL INDUSTRIALS		106,079,986
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	371,468	7,199,050
Juniper Networks, Inc. (a)	225,900	5,792,076
		12,991,126
Computers & Peripherals - 3.0%
Dell, Inc. (a)	602,300	24,025,747
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. Class A	24,200	$ 1,025,838
CDW Corp.	97,000	5,643,460
National Instruments Corp.	260,400	6,054,300
		12,723,598
Internet Software & Services - 4.6%
Google, Inc. Class A (sub. vtg.)	75,000	20,880,000
Yahoo!, Inc. (a)	415,900	15,471,480
		36,351,480
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	96,000	4,966,080
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	157,800	6,734,904
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp. (a)	153,100	3,397,289
Analog Devices, Inc.	151,700	5,625,036
ARM Holdings PLC sponsored ADR	827,800	4,925,410
FormFactor, Inc. (a)	39,900	1,038,198
Freescale Semiconductor, Inc.:
Class A	94,600	1,910,920
Class B (a)	8,100	163,620
Intel Corp.	755,800	20,353,694
National Semiconductor Corp.	201,200	4,048,144
		41,462,311
Software - 6.0%
Macrovision Corp. (a)	73,100	1,535,831
Microsoft Corp.	1,299,638	33,530,660
Oracle Corp. (a)	502,800	6,445,896
Symantec Corp. (a)	268,500	6,070,785
		47,583,172
TOTAL INFORMATION TECHNOLOGY		186,838,418
MATERIALS - 0.5%
Chemicals - 0.5%
Lyondell Chemical Co.	189,100	4,489,234
TOTAL COMMON STOCKS (Cost $759,110,126)		790,039,632
Money Market Funds - 2.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b) (Cost $20,683,105)	20,683,105	$ 20,683,105
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $40,000)	40,003	40,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $779,833,231)		810,762,737
NET OTHER ASSETS - (1.4)%		(11,535,455)
NET ASSETS - 100%		$ 799,227,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Switzerland	3.7%
Netherlands Antilles	2.2%
France	1.2%
United Kingdom	1.1%
Bermuda	1.0%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $161,915,539 of which $61,881,870, $98,646,839 and $1,386,830 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $40,000) (cost $779,833,231) - See accompanying schedule		$ 810,762,737
Cash		132
Foreign currency held at value (cost $3,418,988)		3,387,779
Receivable for investments sold		732,183
Receivable for fund shares sold		1,246,604
Dividends receivable		906,915
Interest receivable		79,284
Prepaid expenses		1,802
Other receivables		157,423
Total assets		817,274,859

Liabilities
Payable for investments purchased	$ 15,165,790
Payable for fund shares redeemed	2,066,304
Accrued management fee	371,430
Distribution fees payable	215,712
Other affiliated payables	199,979
Other payables and accrued expenses	28,362
Total liabilities		18,047,577

Net Assets		$ 799,227,282
Net Assets consist of:
Paid in capital		$ 915,466,293
Undistributed net investment income		531,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(147,665,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,895,049
Net Assets		$ 799,227,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,102,976 ÷ 4,118,520 shares)	$ 14.59

Maximum offering price per share (100/94.25 of $14.59)	$ 15.48
Class T: Net Asset Value and redemption price per share ($266,331,529 ÷ 18,309,892 shares)	$ 14.55

Maximum offering price per share (100/96.50 of $14.55)	$ 15.08
Class B: Net Asset Value and offering price per share ($76,164,798 ÷ 5,434,275 shares)A	$ 14.02

Class C: Net Asset Value and offering price per share ($38,497,766 ÷ 2,752,663 shares)A	$ 13.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($358,130,213 ÷ 23,883,116 shares)	$ 15.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 4,696,327
Interest		313,726
Total income		5,010,053

Expenses
Management fee	$ 2,176,330
Transfer agent fees	964,613
Distribution fees	1,344,757
Accounting fees and expenses	141,304
Independent trustees' compensation	1,792
Custodian fees and expenses	22,162
Registration fees	48,702
Audit	26,613
Legal	1,035
Miscellaneous	19,208
Total expenses before reductions	4,746,516
Expense reductions	(133,360)	4,613,156
Net investment income (loss)		396,897
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,309,688
Foreign currency transactions	13,889
Total net realized gain (loss)		23,323,577
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,655,425)
Assets and liabilities in foreign currencies	(46,093)
Total change in net unrealized appreciation (depreciation)		(18,701,518)
Net gain (loss)		4,622,059
Net increase (decrease) in net assets resulting from operations		$ 5,018,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 396,897	$ 2,672,712
Net realized gain (loss)	23,323,577	41,985,282
Change in net unrealized appreciation (depreciation)	(18,701,518)	(3,984,728)
Net increase (decrease) in net assets resulting from operations	5,018,956	40,673,266
Distributions to shareholders from net investment income	(3,237,779)	-
Distributions to shareholders from net realized gain	(408,519)	-
Total distributions	(3,646,298)	-
Share transactions - net increase (decrease)	76,857,376	86,892,125
Total increase (decrease) in net assets	78,230,034	127,565,391

Net Assets
Beginning of period	720,997,248	593,431,857
End of period (including undistributed net investment income of $531,877 and undistributed net investment income of $3,372,759, respectively)	$ 799,227,282	$ 720,997,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.64	$ 12.22	$ 14.98	$ 18.19	$ 20.13
Income from Investment Operations
Net investment income (loss) E	.01	.07 F	.01	- H	.01	(.05)
Net realized and unrealized gain (loss)	.08	.88	1.41	(2.76)	(3.10)	(1.43)
Total from investment operations	.09	.95	1.42	(2.76)	(3.09)	(1.48)
Distributions from net investment income	(.08)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	(.12)	(.35)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	(.09)	-	-	-	(.12)	(.46)
Net asset value, end of period	$ 14.59	$ 14.59	$ 13.64	$ 12.22	$ 14.98	$ 18.19
Total Return B, C, D	.61%	6.96%	11.62%	(18.42)%	(17.11)%	(7.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.25% A	1.27%	1.31%	1.30%	1.23%	1.17%
Expenses net of voluntary waivers, if any	1.25% A	1.27%	1.31%	1.30%	1.23%	1.17%
Expenses net of all reductions	1.21% A	1.25%	1.25%	1.25%	1.20%	1.16%
Net investment income (loss)	.10% A	.47%	.05%	-%	.06%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,103	$ 53,531	$ 45,003	$ 35,707	$ 39,364	$ 37,656
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.59	$ 12.19	$ 14.97	$ 18.22	$ 20.16
Income from Investment Operations
Net investment income (loss) E	- H	.05 F	(.01)	(.02)	(.02)	(.09)
Net realized and unrealized gain (loss)	.09	.87	1.41	(2.76)	(3.11)	(1.42)
Total from investment operations	.09	.92	1.40	(2.78)	(3.13)	(1.51)
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	(.12)	(.32)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	(.05)	-	-	-	(.12)	(.43)
Net asset value, end of period	$ 14.55	$ 14.51	$ 13.59	$ 12.19	$ 14.97	$ 18.22
Total Return B, C, D	.62%	6.77%	11.48%	(18.57)%	(17.30)%	(7.75)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.40% A	1.41%	1.45%	1.44%	1.39%	1.36%
Expenses net of voluntary waivers, if any	1.40% A	1.41%	1.45%	1.44%	1.39%	1.36%
Expenses net of all reductions	1.37% A	1.39%	1.40%	1.39%	1.36%	1.34%
Net investment income (loss)	(.05)% A	.33%	(.10)%	(.14)%	(.10)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,332	$ 276,257	$ 274,805	$ 232,814	$ 325,846	$ 354,141
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.17	$ 11.89	$ 14.68	$ 17.97	$ 19.92
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04) F	(.08)	(.10)	(.11)	(.20)
Net realized and unrealized gain (loss)	.08	.85	1.36	(2.69)	(3.06)	(1.40)
Total from investment operations	.04	.81	1.28	(2.79)	(3.17)	(1.60)
Distributions from net realized gain	-	-	-	-	(.12)	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.09)
Total distributions	-	-	-	-	(.12)	(.35)
Net asset value, end of period	$ 14.02	$ 13.98	$ 13.17	$ 11.89	$ 14.68	$ 17.97
Total Return B, C, D	.29%	6.15%	10.77%	(19.01)%	(17.76)%	(8.25)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01% A	2.11%	2.12%	2.08%	1.98%	1.90%
Expenses net of voluntary waivers, if any	1.98% A	2.05%	2.05%	2.05%	1.98%	1.90%
Expenses net of all reductions	1.95% A	2.03%	2.00%	1.99%	1.94%	1.89%
Net investment income (loss)	(.63)% A	(.31)%	(.70)%	(.75)%	(.69)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,165	$ 83,728	$ 88,320	$ 84,325	$ 122,920	$ 156,488
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 13.14	$ 11.86	$ 14.64	$ 17.92	$ 19.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04) F	(.08)	(.09)	(.10)	(.20)
Net realized and unrealized gain (loss)	.08	.85	1.36	(2.69)	(3.06)	(1.39)
Total from investment operations	.04	.81	1.28	(2.78)	(3.16)	(1.59)
Distributions from net realized gain	-	-	-	-	(.12)	(.29)
Distributions in excess of net realized gain	-	-	-	-	-	(.09)
Total distributions	-	-	-	-	(.12)	(.38)
Net asset value, end of period	$ 13.99	$ 13.95	$ 13.14	$ 11.86	$ 14.64	$ 17.92
Total Return B, C, D	.29%	6.16%	10.79%	(18.99)%	(17.76)%	(8.23)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.99% A	2.02%	2.03%	2.02%	1.95%	1.90%
Expenses net of voluntary waivers, if any	1.99% A	2.02%	2.03%	2.02%	1.95%	1.90%
Expenses net of all reductions	1.96% A	2.00%	1.98%	1.96%	1.91%	1.88%
Net investment income (loss)	(.64)% A	(.28)%	(.68)%	(.71)%	(.65)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,498	$ 39,969	$ 40,426	$ 36,307	$ 50,216	$ 52,542
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.97	$ 12.47	$ 15.22	$ 18.41	$ 20.33
Income from Investment Operations
Net investment income (loss) D	.04	.12 E	.06	.06	.07	.02
Net realized and unrealized gain (loss)	.09	.91	1.44	(2.81)	(3.14)	(1.45)
Total from investment operations	.13	1.03	1.50	(2.75)	(3.07)	(1.43)
Distributions from net investment income	(.12)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	(.12)	(.36)
Distributions in excess of net realized gain	-	-	-	-	-	(.13)
Total distributions	(.13)	-	-	-	(.12)	(.49)
Net asset value, end of period	$ 15.00	$ 15.00	$ 13.97	$ 12.47	$ 15.22	$ 18.41
Total Return B, C	.86%	7.37%	12.03%	(18.07)%	(16.79)%	(7.31)%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.93%	.89%	.88%	.85%	.82%
Expenses net of voluntary waivers, if any	.83% A	.93%	.89%	.88%	.85%	.82%
Expenses net of all reductions	.80% A	.91%	.84%	.82%	.82%	.81%
Net investment income (loss)	.52% A	.81%	.46%	.43%	.44%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,130	$ 267,512	$ 144,877	$ 73,313	$ 23,495	$ 13,665
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,607,320
Unrealized depreciation	(23,387,737)
Net unrealized appreciation (depreciation)	$ 25,219,583
Cost for federal income tax purposes	$ 785,543,154

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $745,921,180 and $667,176,925, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 72,468	$ 313
Class T	.25%	.25%	675,014	3,643
Class B	.75%	.25%	399,535	300,130
Class C	.75%	.25%	197,740	15,819
			$ 1,344,757	$ 319,905

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,778
Class T	13,174
Class B *	104,642
Class C *	1,662
$ 140,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 102,763	.35 *
Class T	347,095	.26 *
Class B	146,395	.37 *
Class C	69,513	.35 *
Institutional Class	298,847	.19 *
	$ 964,613

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $293,645 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,609 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.05% - 2.00%*	$ 11,215

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $122,145 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 307,209	$ -
Class T	753,438	-
Institutional Class	2,177,132	-
Total	$ 3,237,779	$ -
From net realized gain
Class A	$ 38,436	$ -
Class T	188,335	-
Institutional Class	181,748	-
Total	$ 408,519	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	929,265	1,821,235	$ 13,556,878	$ 25,867,196
Reinvestment of distributions	22,049	-	323,020	-
Shares redeemed	(502,476)	(1,450,868)	(7,300,674)	(20,651,232)
Net increase (decrease)	448,838	370,367	$ 6,579,224	$ 5,215,964
Class T
Shares sold	1,462,655	2,864,515	$ 21,214,461	$ 40,549,937
Reinvestment of distributions	63,147	-	922,577	-
Shares redeemed	(2,252,950)	(4,050,393)	(32,789,183)	(56,996,817)
Net increase (decrease)	(727,148)	(1,185,878)	$ (10,652,145)	$ (16,446,880)
Class B
Shares sold	351,682	993,224	$ 4,918,407	$ 13,565,212
Shares redeemed	(908,425)	(1,708,013)	(12,702,735)	(23,186,630)
Net increase (decrease)	(556,743)	(714,789)	$ (7,784,328)	$ (9,621,418)
Class C
Shares sold	335,153	657,915	$ 4,686,206	$ 8,964,191
Shares redeemed	(448,384)	(868,491)	(6,270,147)	(11,807,719)
Net increase (decrease)	(113,231)	(210,576)	$ (1,583,941)	$ (2,843,528)
Institutional Class
Shares sold	6,354,014	12,715,758	$ 94,919,753	$ 185,082,428
Reinvestment of distributions	145,754	-	2,190,692	-
Shares redeemed	(456,398)	(5,243,253)	(6,811,879)	(74,494,441)
Net increase (decrease)	6,043,370	7,472,505	$ 90,298,566	$ 110,587,987

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LC-USAN-0705
1.786795.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.10	$ 6.25
HypotheticalA	$ 1,000.00	$ 1,018.70	$ 6.29
Class T
Actual	$ 1,000.00	$ 1,006.20	$ 7.00
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.04
Class B
Actual	$ 1,000.00	$ 1,002.90	$ 9.89
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,002.90	$ 9.94
HypotheticalA	$ 1,000.00	$ 1,015.01	$ 10.00
Institutional Class
Actual	$ 1,000.00	$ 1,008.60	$ 4.16
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.25%
Class T	1.40%
Class B	1.98%
Class C	1.99%
Institutional Class	.83%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.4	1.8
General Electric Co.	5.3	3.3
Microsoft Corp.	4.2	3.9
XL Capital Ltd. Class A	3.3	0.0
Home Depot, Inc.	3.1	1.8
Dell, Inc.	3.0	2.3
UnitedHealth Group, Inc.	2.9	0.8
Wal-Mart Stores, Inc.	2.8	2.0
eBay, Inc.	2.7	0.7
Google, Inc. Class A (sub. vtg.)	2.6	0.0
	38.3
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.7	13.8
Information Technology	23.4	24.2
Industrials	13.3	17.5
Consumer Discretionary	12.9	11.4
Energy	11.9	6.2
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 98.8%		Stocks 98.0%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	10.0%	** Foreign investments	8.2%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Gentex Corp.	190,600	$ 3,407,928
Diversified Consumer Services - 2.7%
Apollo Group, Inc. Class A (a)	209,600	16,453,600
Bright Horizons Family Solutions, Inc. (a)	136,300	5,044,463
		21,498,063
Internet & Catalog Retail - 2.7%
eBay, Inc. (a)	574,500	21,836,745
Media - 1.2%
Univision Communications, Inc. Class A (a)	348,200	9,265,602
Specialty Retail - 5.9%
Aeropostale, Inc. (a)	205,900	5,610,775
Home Depot, Inc.	633,700	24,936,095
Staples, Inc.	756,500	16,287,445
		46,834,315
TOTAL CONSUMER DISCRETIONARY		102,842,653
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	475,400	22,453,142
Food Products - 1.0%
Nestle SA (Reg.)	30,466	8,017,368
TOTAL CONSUMER STAPLES		30,470,510
ENERGY - 11.9%
Energy Equipment & Services - 7.0%
Baker Hughes, Inc.	99,100	4,577,429
BJ Services Co.	82,600	4,158,910
Halliburton Co.	347,700	14,860,698
Noble Corp.	75,300	4,263,486
Pride International, Inc. (a)	204,200	4,604,710
Schlumberger Ltd. (NY Shares)	253,500	17,331,795
Smith International, Inc.	5,800	340,808
Weatherford International Ltd. (a)	108,500	5,703,845
		55,841,681
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	129,600	7,615,296
Forest Oil Corp. (a)	46,600	1,852,816
Occidental Petroleum Corp.	125,200	9,153,372
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA sponsored ADR	86,700	$ 9,640,173
Valero Energy Corp.	163,200	11,198,784
		39,460,441
TOTAL ENERGY		95,302,122
FINANCIALS - 23.7%
Capital Markets - 5.1%
E*TRADE Financial Corp. (a)	91,000	1,123,850
Goldman Sachs Group, Inc.	188,000	18,330,000
Merrill Lynch & Co., Inc.	197,500	10,716,350
UBS AG (NY Shares)	137,400	10,627,890
		40,798,090
Commercial Banks - 0.5%
Standard Chartered PLC (United Kingdom)	196,000	3,550,831
Insurance - 18.1%
ACE Ltd.	13,400	579,148
AMBAC Financial Group, Inc.	212,800	15,353,520
American International Group, Inc.	1,210,287	67,231,443
Hartford Financial Services Group, Inc.	204,500	15,294,555
MBIA, Inc.	107,800	6,029,254
PartnerRe Ltd.	104,700	6,917,529
Prudential Financial, Inc.	17,500	1,107,925
The Chubb Corp.	61,300	5,163,299
W.R. Berkley Corp.	19,100	677,286
XL Capital Ltd. Class A	353,000	26,573,840
		144,927,799
TOTAL FINANCIALS		189,276,720
HEALTH CARE - 9.3%
Biotechnology - 0.7%
Cephalon, Inc. (a)	124,800	5,294,016
Health Care Equipment & Supplies - 2.4%
Kinetic Concepts, Inc. (a)	38,000	2,441,500
Medtronic, Inc.	192,900	10,368,375
Waters Corp. (a)	176,700	6,864,795
		19,674,670
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Pediatrix Medical Group, Inc. (a)	66,100	$ 4,866,943
UnitedHealth Group, Inc.	475,600	23,104,648
		27,971,591
Pharmaceuticals - 2.7%
Allergan, Inc.	68,600	5,303,466
Barr Pharmaceuticals, Inc. (a)	98,200	4,990,524
Roche Holding AG (participation certificate)	91,249	11,505,722
		21,799,712
TOTAL HEALTH CARE		74,739,989
INDUSTRIALS - 13.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	445,700	16,147,711
Commercial Services & Supplies - 0.8%
Robert Half International, Inc.	235,340	5,869,380
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	96,900	2,093,040
Fluor Corp.	49,500	2,843,775
Jacobs Engineering Group, Inc. (a)	107,400	5,647,092
		10,583,907
Industrial Conglomerates - 7.3%
General Electric Co.	1,164,700	42,488,256
Tyco International Ltd.	537,400	15,546,982
		58,035,238
Road & Rail - 1.9%
Burlington Northern Santa Fe Corp.	107,300	5,302,766
Norfolk Southern Corp.	317,700	10,140,984
		15,443,750
TOTAL INDUSTRIALS		106,079,986
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	371,468	7,199,050
Juniper Networks, Inc. (a)	225,900	5,792,076
		12,991,126
Computers & Peripherals - 3.0%
Dell, Inc. (a)	602,300	24,025,747
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.6%
Amphenol Corp. Class A	24,200	$ 1,025,838
CDW Corp.	97,000	5,643,460
National Instruments Corp.	260,400	6,054,300
		12,723,598
Internet Software & Services - 4.6%
Google, Inc. Class A (sub. vtg.)	75,000	20,880,000
Yahoo!, Inc. (a)	415,900	15,471,480
		36,351,480
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	96,000	4,966,080
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	157,800	6,734,904
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp. (a)	153,100	3,397,289
Analog Devices, Inc.	151,700	5,625,036
ARM Holdings PLC sponsored ADR	827,800	4,925,410
FormFactor, Inc. (a)	39,900	1,038,198
Freescale Semiconductor, Inc.:
Class A	94,600	1,910,920
Class B (a)	8,100	163,620
Intel Corp.	755,800	20,353,694
National Semiconductor Corp.	201,200	4,048,144
		41,462,311
Software - 6.0%
Macrovision Corp. (a)	73,100	1,535,831
Microsoft Corp.	1,299,638	33,530,660
Oracle Corp. (a)	502,800	6,445,896
Symantec Corp. (a)	268,500	6,070,785
		47,583,172
TOTAL INFORMATION TECHNOLOGY		186,838,418
MATERIALS - 0.5%
Chemicals - 0.5%
Lyondell Chemical Co.	189,100	4,489,234
TOTAL COMMON STOCKS (Cost $759,110,126)		790,039,632
Money Market Funds - 2.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b) (Cost $20,683,105)	20,683,105	$ 20,683,105
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.97%, dated 5/31/05 due 6/1/05) (Cost $40,000)	40,003	40,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $779,833,231)		810,762,737
NET OTHER ASSETS - (1.4)%		(11,535,455)
NET ASSETS - 100%		$ 799,227,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Switzerland	3.7%
Netherlands Antilles	2.2%
France	1.2%
United Kingdom	1.1%
Bermuda	1.0%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $161,915,539 of which $61,881,870, $98,646,839 and $1,386,830 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $40,000) (cost $779,833,231) - See accompanying schedule		$ 810,762,737
Cash		132
Foreign currency held at value (cost $3,418,988)		3,387,779
Receivable for investments sold		732,183
Receivable for fund shares sold		1,246,604
Dividends receivable		906,915
Interest receivable		79,284
Prepaid expenses		1,802
Other receivables		157,423
Total assets		817,274,859

Liabilities
Payable for investments purchased	$ 15,165,790
Payable for fund shares redeemed	2,066,304
Accrued management fee	371,430
Distribution fees payable	215,712
Other affiliated payables	199,979
Other payables and accrued expenses	28,362
Total liabilities		18,047,577

Net Assets		$ 799,227,282
Net Assets consist of:
Paid in capital		$ 915,466,293
Undistributed net investment income		531,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(147,665,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,895,049
Net Assets		$ 799,227,282

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($60,102,976 ÷ 4,118,520 shares)	$ 14.59

Maximum offering price per share (100/94.25 of $14.59)	$ 15.48
Class T: Net Asset Value and redemption price per share ($266,331,529 ÷ 18,309,892 shares)	$ 14.55

Maximum offering price per share (100/96.50 of $14.55)	$ 15.08
Class B: Net Asset Value and offering price per share ($76,164,798 ÷ 5,434,275 shares)A	$ 14.02

Class C: Net Asset Value and offering price per share ($38,497,766 ÷ 2,752,663 shares)A	$ 13.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($358,130,213 ÷ 23,883,116 shares)	$ 15.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 4,696,327
Interest		313,726
Total income		5,010,053

Expenses
Management fee	$ 2,176,330
Transfer agent fees	964,613
Distribution fees	1,344,757
Accounting fees and expenses	141,304
Independent trustees' compensation	1,792
Custodian fees and expenses	22,162
Registration fees	48,702
Audit	26,613
Legal	1,035
Miscellaneous	19,208
Total expenses before reductions	4,746,516
Expense reductions	(133,360)	4,613,156
Net investment income (loss)		396,897
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	23,309,688
Foreign currency transactions	13,889
Total net realized gain (loss)		23,323,577
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,655,425)
Assets and liabilities in foreign currencies	(46,093)
Total change in net unrealized appreciation (depreciation)		(18,701,518)
Net gain (loss)		4,622,059
Net increase (decrease) in net assets resulting from operations		$ 5,018,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 396,897	$ 2,672,712
Net realized gain (loss)	23,323,577	41,985,282
Change in net unrealized appreciation (depreciation)	(18,701,518)	(3,984,728)
Net increase (decrease) in net assets resulting from operations	5,018,956	40,673,266
Distributions to shareholders from net investment income	(3,237,779)	-
Distributions to shareholders from net realized gain	(408,519)	-
Total distributions	(3,646,298)	-
Share transactions - net increase (decrease)	76,857,376	86,892,125
Total increase (decrease) in net assets	78,230,034	127,565,391

Net Assets
Beginning of period	720,997,248	593,431,857
End of period (including undistributed net investment income of $531,877 and undistributed net investment income of $3,372,759, respectively)	$ 799,227,282	$ 720,997,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.59	$ 13.64	$ 12.22	$ 14.98	$ 18.19	$ 20.13
Income from Investment Operations
Net investment income (loss) E	.01	.07 F	.01	- H	.01	(.05)
Net realized and unrealized gain (loss)	.08	.88	1.41	(2.76)	(3.10)	(1.43)
Total from investment operations	.09	.95	1.42	(2.76)	(3.09)	(1.48)
Distributions from net investment income	(.08)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	(.12)	(.35)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	(.09)	-	-	-	(.12)	(.46)
Net asset value, end of period	$ 14.59	$ 14.59	$ 13.64	$ 12.22	$ 14.98	$ 18.19
Total Return B, C, D	.61%	6.96%	11.62%	(18.42)%	(17.11)%	(7.62)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.25% A	1.27%	1.31%	1.30%	1.23%	1.17%
Expenses net of voluntary waivers, if any	1.25% A	1.27%	1.31%	1.30%	1.23%	1.17%
Expenses net of all reductions	1.21% A	1.25%	1.25%	1.25%	1.20%	1.16%
Net investment income (loss)	.10% A	.47%	.05%	-%	.06%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,103	$ 53,531	$ 45,003	$ 35,707	$ 39,364	$ 37,656
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 13.59	$ 12.19	$ 14.97	$ 18.22	$ 20.16
Income from Investment Operations
Net investment income (loss) E	- H	.05 F	(.01)	(.02)	(.02)	(.09)
Net realized and unrealized gain (loss)	.09	.87	1.41	(2.76)	(3.11)	(1.42)
Total from investment operations	.09	.92	1.40	(2.78)	(3.13)	(1.51)
Distributions from net investment income	(.04)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	(.12)	(.32)
Distributions in excess of net realized gain	-	-	-	-	-	(.11)
Total distributions	(.05)	-	-	-	(.12)	(.43)
Net asset value, end of period	$ 14.55	$ 14.51	$ 13.59	$ 12.19	$ 14.97	$ 18.22
Total Return B, C, D	.62%	6.77%	11.48%	(18.57)%	(17.30)%	(7.75)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.40% A	1.41%	1.45%	1.44%	1.39%	1.36%
Expenses net of voluntary waivers, if any	1.40% A	1.41%	1.45%	1.44%	1.39%	1.36%
Expenses net of all reductions	1.37% A	1.39%	1.40%	1.39%	1.36%	1.34%
Net investment income (loss)	(.05)% A	.33%	(.10)%	(.14)%	(.10)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,332	$ 276,257	$ 274,805	$ 232,814	$ 325,846	$ 354,141
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.98	$ 13.17	$ 11.89	$ 14.68	$ 17.97	$ 19.92
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04) F	(.08)	(.10)	(.11)	(.20)
Net realized and unrealized gain (loss)	.08	.85	1.36	(2.69)	(3.06)	(1.40)
Total from investment operations	.04	.81	1.28	(2.79)	(3.17)	(1.60)
Distributions from net realized gain	-	-	-	-	(.12)	(.26)
Distributions in excess of net realized gain	-	-	-	-	-	(.09)
Total distributions	-	-	-	-	(.12)	(.35)
Net asset value, end of period	$ 14.02	$ 13.98	$ 13.17	$ 11.89	$ 14.68	$ 17.97
Total Return B, C, D	.29%	6.15%	10.77%	(19.01)%	(17.76)%	(8.25)%
Ratios to Average Net Assets G
Expenses before expense reductions	2.01% A	2.11%	2.12%	2.08%	1.98%	1.90%
Expenses net of voluntary waivers, if any	1.98% A	2.05%	2.05%	2.05%	1.98%	1.90%
Expenses net of all reductions	1.95% A	2.03%	2.00%	1.99%	1.94%	1.89%
Net investment income (loss)	(.63)% A	(.31)%	(.70)%	(.75)%	(.69)%	(.97)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,165	$ 83,728	$ 88,320	$ 84,325	$ 122,920	$ 156,488
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 13.14	$ 11.86	$ 14.64	$ 17.92	$ 19.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04) F	(.08)	(.09)	(.10)	(.20)
Net realized and unrealized gain (loss)	.08	.85	1.36	(2.69)	(3.06)	(1.39)
Total from investment operations	.04	.81	1.28	(2.78)	(3.16)	(1.59)
Distributions from net realized gain	-	-	-	-	(.12)	(.29)
Distributions in excess of net realized gain	-	-	-	-	-	(.09)
Total distributions	-	-	-	-	(.12)	(.38)
Net asset value, end of period	$ 13.99	$ 13.95	$ 13.14	$ 11.86	$ 14.64	$ 17.92
Total Return B, C, D	.29%	6.16%	10.79%	(18.99)%	(17.76)%	(8.23)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.99% A	2.02%	2.03%	2.02%	1.95%	1.90%
Expenses net of voluntary waivers, if any	1.99% A	2.02%	2.03%	2.02%	1.95%	1.90%
Expenses net of all reductions	1.96% A	2.00%	1.98%	1.96%	1.91%	1.88%
Net investment income (loss)	(.64)% A	(.28)%	(.68)%	(.71)%	(.65)%	(.96)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,498	$ 39,969	$ 40,426	$ 36,307	$ 50,216	$ 52,542
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 15.00	$ 13.97	$ 12.47	$ 15.22	$ 18.41	$ 20.33
Income from Investment Operations
Net investment income (loss) D	.04	.12 E	.06	.06	.07	.02
Net realized and unrealized gain (loss)	.09	.91	1.44	(2.81)	(3.14)	(1.45)
Total from investment operations	.13	1.03	1.50	(2.75)	(3.07)	(1.43)
Distributions from net investment income	(.12)	-	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	(.12)	(.36)
Distributions in excess of net realized gain	-	-	-	-	-	(.13)
Total distributions	(.13)	-	-	-	(.12)	(.49)
Net asset value, end of period	$ 15.00	$ 15.00	$ 13.97	$ 12.47	$ 15.22	$ 18.41
Total Return B, C	.86%	7.37%	12.03%	(18.07)%	(16.79)%	(7.31)%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.93%	.89%	.88%	.85%	.82%
Expenses net of voluntary waivers, if any	.83% A	.93%	.89%	.88%	.85%	.82%
Expenses net of all reductions	.80% A	.91%	.84%	.82%	.82%	.81%
Net investment income (loss)	.52% A	.81%	.46%	.43%	.44%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358,130	$ 267,512	$ 144,877	$ 73,313	$ 23,495	$ 13,665
Portfolio turnover rate	179% A	64%	72%	96%	121%	92%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.06 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Large Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,607,320
Unrealized depreciation	(23,387,737)
Net unrealized appreciation (depreciation)	$ 25,219,583
Cost for federal income tax purposes	$ 785,543,154

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $745,921,180 and $667,176,925, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 72,468	$ 313
Class T	.25%	.25%	675,014	3,643
Class B	.75%	.25%	399,535	300,130
Class C	.75%	.25%	197,740	15,819
			$ 1,344,757	$ 319,905

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20,778
Class T	13,174
Class B *	104,642
Class C *	1,662
$ 140,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 102,763	.35 *
Class T	347,095	.26 *
Class B	146,395	.37 *
Class C	69,513	.35 *
Institutional Class	298,847	.19 *
	$ 964,613

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $293,645 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $17,609 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class B	2.05% - 2.00%*	$ 11,215

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $122,145 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 17% of the total outstanding shares of the fund.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Class A	$ 307,209	$ -
Class T	753,438	-
Institutional Class	2,177,132	-
Total	$ 3,237,779	$ -
From net realized gain
Class A	$ 38,436	$ -
Class T	188,335	-
Institutional Class	181,748	-
Total	$ 408,519	$ -

Semiannual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	929,265	1,821,235	$ 13,556,878	$ 25,867,196
Reinvestment of distributions	22,049	-	323,020	-
Shares redeemed	(502,476)	(1,450,868)	(7,300,674)	(20,651,232)
Net increase (decrease)	448,838	370,367	$ 6,579,224	$ 5,215,964
Class T
Shares sold	1,462,655	2,864,515	$ 21,214,461	$ 40,549,937
Reinvestment of distributions	63,147	-	922,577	-
Shares redeemed	(2,252,950)	(4,050,393)	(32,789,183)	(56,996,817)
Net increase (decrease)	(727,148)	(1,185,878)	$ (10,652,145)	$ (16,446,880)
Class B
Shares sold	351,682	993,224	$ 4,918,407	$ 13,565,212
Shares redeemed	(908,425)	(1,708,013)	(12,702,735)	(23,186,630)
Net increase (decrease)	(556,743)	(714,789)	$ (7,784,328)	$ (9,621,418)
Class C
Shares sold	335,153	657,915	$ 4,686,206	$ 8,964,191
Shares redeemed	(448,384)	(868,491)	(6,270,147)	(11,807,719)
Net increase (decrease)	(113,231)	(210,576)	$ (1,583,941)	$ (2,843,528)
Institutional Class
Shares sold	6,354,014	12,715,758	$ 94,919,753	$ 185,082,428
Reinvestment of distributions	145,754	-	2,190,692	-
Shares redeemed	(456,398)	(5,243,253)	(6,811,879)	(74,494,441)
Net increase (decrease)	6,043,370	7,472,505	$ 90,298,566	$ 110,587,987

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LCI-USAN-0705
1.786796.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,047.30	$ 6.28
Hypothetical A	$ 1,000.00	$ 1,018.80	$ 6.19
Class T
Actual	$ 1,000.00	$ 1,045.70	$ 7.91
Hypothetical A	$ 1,000.00	$ 1,017.20	$ 7.80
Class B
Actual	$ 1,000.00	$ 1,042.80	$ 10.44
Hypothetical A	$ 1,000.00	$ 1,014.71	$ 10.30
Class C
Actual	$ 1,000.00	$ 1,042.80	$ 10.08
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Institutional Class
Actual	$ 1,000.00	$ 1,048.70	$ 4.65
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.23%
Class T	1.55%
Class B	2.05%
Class C	1.98%
Institutional Class	.91%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Teekay Shipping Corp.	5.0	6.3
Forest Oil Corp.	4.5	4.2
General Maritime Corp.	3.8	5.7
AES Corp.	3.5	5.3
OMI Corp.	2.8	2.2
Service Corp. International (SCI)	2.6	0.0
DaVita, Inc.	2.5	2.2
Valero Energy Corp.	2.5	0.0
Owens & Minor, Inc.	2.4	0.0
CMS Energy Corp.	2.2	3.1
	31.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	33.7	34.1
Materials	12.7	9.6
Consumer Discretionary	11.4	9.6
Industrials	9.3	9.5
Telecommunication Services	7.3	11.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 94.3%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.0%
	Other Investments 0.2%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	17.5%	** Foreign investments	21.7%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	47,700	$ 971,649
Diversified Consumer Services - 2.7%
Carriage Services, Inc. Class A (a)	36,900	216,972
Service Corp. International (SCI)	1,545,500	11,714,890
		11,931,862
Hotels, Restaurants & Leisure - 2.5%
Alliance Gaming Corp. (a)	104,000	1,350,960
Centerplate, Inc. unit	30,815	382,106
Friendly Ice Cream Corp. (a)	41,076	435,406
Pinnacle Entertainment, Inc. (a)	125,700	2,190,951
Six Flags, Inc. (a)	1,087,600	4,796,316
Sunterra Corp. (a)(e)	28,600	446,160
Wyndham International, Inc. Class A (a)	1,311,400	1,258,944
		10,860,843
Household Durables - 1.3%
Juno Lighting, Inc.	88,965	3,558,600
Tempur-Pedic International, Inc. (a)	103,900	2,423,987
		5,982,587
Media - 3.7%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	509,042
Charter Communications, Inc. Class A (a)(e)	1,845,500	2,103,870
Cumulus Media, Inc. Class A (a)	92,300	1,152,827
Emmis Communications Corp. Class A (a)	16,000	284,160
Gray Television, Inc.	103,900	1,220,825
LodgeNet Entertainment Corp. (a)	11,800	200,128
Nexstar Broadcasting Group, Inc. (a)(f)	819,700	4,582,123
NTL, Inc. (a)	49,322	3,170,418
PRIMEDIA, Inc. (a)	26,800	97,820
Regal Entertainment Group Class A	100	1,989
Spanish Broadcasting System, Inc. Class A (a)	32,000	276,800
The DIRECTV Group, Inc. (a)	58,150	868,180
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,621,158
UnitedGlobalCom, Inc. Class A (a)	39,040	355,264
		16,444,604
Specialty Retail - 0.9%
AutoNation, Inc. (a)	20,200	404,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Blockbuster, Inc. Class A (e)	171,900	$ 1,569,447
Gap, Inc.	87,400	1,835,400
		3,808,847
TOTAL CONSUMER DISCRETIONARY		50,000,392
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV sponsored ADR (a)	343,000	2,606,800
Kroger Co. (a)	60,700	1,017,939
Pathmark Stores, Inc. (a)	63,840	571,368
Safeway, Inc. (a)	51,600	1,135,716
		5,331,823
Food Products - 1.2%
Corn Products International, Inc.	65,830	1,454,185
Kellogg Co.	15,100	686,899
Smithfield Foods, Inc. (a)	102,900	3,069,507
		5,210,591
Personal Products - 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	258,925	769,007
TOTAL CONSUMER STAPLES		11,311,421
ENERGY - 33.7%
Energy Equipment & Services - 4.3%
Grant Prideco, Inc. (a)	48,400	1,162,568
Grey Wolf, Inc. (a)	1,113,461	7,315,439
Hanover Compressor Co. (a)	38,500	401,555
Nabors Industries Ltd. (a)	56,200	3,097,182
Petroleum Geo-Services ASA sponsored ADR (a)	29,316	1,986,159
Pride International, Inc. (a)	59,600	1,343,980
Rowan Companies, Inc.	108,000	2,970,000
Universal Compression Holdings, Inc. (a)	15,300	523,260
		18,800,143
Oil, Gas & Consumable Fuels - 29.4%
Burlington Resources, Inc.	77,300	3,917,564
Chesapeake Energy Corp.	302,900	6,200,363
Comstock Resources, Inc. (a)	25,300	577,346
El Paso Corp.	712,400	7,366,216
Forest Oil Corp. (a)	497,600	19,784,576
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Frontier Oil Corp.	66,700	$ 3,262,297
Frontline Ltd.	14,700	630,677
Frontline Ltd. (NY Shares)	145,700	6,330,665
General Maritime Corp.	398,700	16,649,712
Houston Exploration Co. (a)	44,700	2,278,359
Mission Resources Corp. (a)	103,800	733,866
Nexen, Inc.	114,600	2,976,386
OMI Corp.	637,200	12,323,448
Overseas Shipholding Group, Inc.	43,200	2,639,520
Range Resources Corp.	336,600	7,775,460
Ship Finance International Ltd.:
(Norway)	1,470	26,639
(NY Shares)	46,931	907,646
Teekay Shipping Corp.	519,600	22,072,606
Valero Energy Corp.	161,200	11,061,544
Vintage Petroleum, Inc.	98,400	2,717,808
		130,232,698
TOTAL ENERGY		149,032,841
FINANCIALS - 1.2%
Consumer Finance - 0.3%
Metris Companies, Inc. (a)	88,400	1,147,432
Insurance - 0.8%
American Financial Group, Inc., Ohio	87,000	2,820,540
UnumProvident Corp.	32,300	593,028
		3,413,568
Real Estate - 0.0%
Equity Office Properties Trust	500	16,245
Thrifts & Mortgage Finance - 0.1%
Capital Crossing Bank (a)	21,000	682,080
TOTAL FINANCIALS		5,259,325
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	15,300	564,570
Health Care Providers & Services - 4.9%
DaVita, Inc. (a)	242,700	11,178,762
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Owens & Minor, Inc.	334,700	$ 10,375,700
Rural/Metro Corp. (a)	22,800	171,205
		21,725,667
TOTAL HEALTH CARE		22,290,237
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. (a)	33,000	477,510
Air Freight & Logistics - 0.4%
Park-Ohio Holdings Corp. (a)	114,577	1,747,299
Airlines - 1.3%
America West Holding Corp. Class B (a)	57,600	322,560
AMR Corp. (a)(e)	230,270	2,970,483
Delta Air Lines, Inc. (a)(e)	524,350	2,018,748
Northwest Airlines Corp. (a)	52,400	319,116
		5,630,907
Building Products - 2.9%
American Standard Companies, Inc.	72,900	3,120,120
Lennox International, Inc.	28,600	607,464
Masco Corp.	180,900	5,792,418
Royal Group Technologies Ltd. (sub. vtg.) (a)	69,900	752,906
York International Corp.	66,500	2,739,800
		13,012,708
Commercial Services & Supplies - 2.3%
Allied Waste Industries, Inc. (a)	296,100	2,282,931
Cenveo, Inc. (a)	249,800	2,093,324
Clean Harbors, Inc. (a)(e)	17,300	358,975
Corrections Corp. of America (a)	53,300	1,924,130
Republic Services, Inc.	1,000	35,480
Waste Management, Inc.	111,400	3,285,186
		9,980,026
Construction & Engineering - 0.1%
Integrated Electrical Services, Inc. (a)(e)	418,100	635,512
Industrial Conglomerates - 1.1%
Tyco International Ltd.	161,700	4,677,981
Machinery - 0.6%
Navistar International Corp. (a)	29,100	887,841
SPX Corp.	19,800	879,318
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	17,800	$ 703,456
Thermadyne Holdings Corp. (a)	5,100	67,830
Timken Co.	7,200	169,200
		2,707,645
Marine - 0.0%
DryShips, Inc.	2,100	38,850
Golden Ocean Group Ltd. (a)	232,800	149,638
		188,488
Road & Rail - 0.3%
Central Freight Lines, Inc. (a)	85,400	248,514
Kansas City Southern (a)	50,500	1,009,495
		1,258,009
TOTAL INDUSTRIALS		40,316,085
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.9%
Motorola, Inc.	227,000	3,942,990
Computers & Peripherals - 0.1%
McDATA Corp. Class A (a)	72,500	276,225
Electronic Equipment & Instruments - 1.6%
Benchmark Electronics, Inc. (a)	100,000	3,167,000
Celestica, Inc. (sub. vtg.) (a)	170,000	2,142,607
DDi Corp. (a)	163,300	369,058
Merix Corp. (a)	30,600	221,850
SMTC Corp. (a)	343,580	329,837
Solectron Corp. (a)	39,200	143,080
Viasystems Group, Inc. (a)	7,990	95,880
Viasystems Group, Inc. (a)(i)	47,440	569,280
		7,038,592
Semiconductors & Semiconductor Equipment - 3.0%
AMIS Holdings, Inc. (a)	79,500	954,000
Amkor Technology, Inc. (a)	183,600	651,780
Atmel Corp. (a)	1,066,000	3,198,000
Conexant Systems, Inc. (a)	72,300	103,389
Freescale Semiconductor, Inc.:
Class A	26,000	525,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
Class B (a)	4,471	$ 90,314
ON Semiconductor Corp. (a)	1,781,900	8,018,550
		13,541,233
TOTAL INFORMATION TECHNOLOGY		24,799,040
MATERIALS - 12.7%
Chemicals - 5.0%
Albemarle Corp.	45,600	1,734,624
Arch Chemicals, Inc.	66,258	1,561,701
Celanese Corp. Class A	127,000	1,965,960
Crompton Corp.	324,300	4,978,005
Great Lakes Chemical Corp.	100,500	3,406,950
Methanex Corp.	94,600	1,735,690
NOVA Chemicals Corp.	73,900	2,355,003
Rhodia SA sponsored ADR	933,600	1,717,824
Solutia, Inc. (a)	220,500	231,525
Texas Petrochemicals, Inc. (a)	158,000	2,251,500
		21,938,782
Construction Materials - 0.5%
Texas Industries, Inc.	53,000	2,439,060
Containers & Packaging - 3.6%
Owens-Illinois, Inc. (a)	171,000	4,396,410
Packaging Corp. of America	22,170	484,193
Pactiv Corp. (a)	248,200	5,671,370
Sealed Air Corp. (a)	11,400	590,406
Smurfit-Stone Container Corp. (a)	265,000	2,880,550
Temple-Inland, Inc.	59,500	2,125,340
		16,148,269
Metals & Mining - 0.2%
Barrick Gold Corp.	500	11,381
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	796,721
Haynes International, Inc. (a)(g)	1,234	22,952
Oregon Steel Mills, Inc. (a)	1,600	28,256
		859,310
Paper & Forest Products - 3.4%
Georgia-Pacific Corp.	22,600	748,964
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	188,500	$ 6,071,585
Weyerhaeuser Co.	128,400	8,236,860
		15,057,409
TOTAL MATERIALS		56,442,830
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.0%
Call-Net Enterprises, Inc. Class B (a)	300,000	2,179,732
Covad Communications Group, Inc. (a)	70,609	88,967
General Communications, Inc. Class A (a)	112,400	926,176
Qwest Communications International, Inc. (a)	2,263,000	8,870,960
Telewest Global, Inc. (a)	48,783	1,020,053
XO Communications, Inc. (a)	7,300	15,914
		13,101,802
Wireless Telecommunication Services - 4.1%
Centennial Communications Corp. Class A (a)	325,900	4,266,031
Crown Castle International Corp. (a)	47,100	837,438
Nextel Communications, Inc. Class A (a)	310,700	9,376,926
NII Holdings, Inc. (a)	12,900	768,840
Western Wireless Corp. Class A (a)	78,600	3,129,066
		18,378,301
TOTAL TELECOMMUNICATION SERVICES		31,480,103
UTILITIES - 5.8%
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	1,043,900	15,543,671
Multi-Utilities - 2.3%
Aquila, Inc. (a)	88,200	329,868
CMS Energy Corp. (a)	732,500	9,690,975
		10,020,843
TOTAL UTILITIES		25,564,514
TOTAL COMMON STOCKS (Cost $353,616,814)		416,496,788
Preferred Stocks - 0.2%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	2,800	$ 112,000
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Doane Pet Care Co. 14.25% pay-in-kind (a)	12,495	999,600
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	33
TOTAL NONCONVERTIBLE PREFERRED STOCKS		999,633
TOTAL PREFERRED STOCKS (Cost $681,796)		1,111,633
Nonconvertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Vertis, Inc. 13.5% 12/7/09 (g)	$ 630,000	481,950
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. 8% 12/15/07 (g)	1,510,000	649,300
TOTAL NONCONVERTIBLE BONDS (Cost $1,313,355)		1,131,250
Floating Rate Loans - 0.2%

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
McLeodUSA, Inc.:
revolver loan 8.5867% 5/31/07 (d)(h)	450,726	135,218
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
McLeodUSA, Inc.: - continued
Tranche A, term loan 8.5866% 5/31/07 (d)(h)	$ 1,504,393	$ 451,318
Tranche B, term loan 9.33% 5/30/08 (d)(h)	1,408,850	422,655
		1,009,191
TOTAL FLOATING RATE LOANS (Cost $2,319,352)		1,009,191
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	26,729,734	26,729,734
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	7,278,700	7,278,700
TOTAL MONEY MARKET FUNDS (Cost $34,008,434)		34,008,434
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $391,939,751)		453,757,296
NET OTHER ASSETS - (2.5)%		(11,044,685)
NET ASSETS - 100%		$ 442,712,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,154,202 or 0.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,280 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Viasystems Group, Inc.	2/13/04	$ 954,730
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Marshall Islands	11.6%
Canada	2.8%
Bermuda	1.7%
Others (individually less than 1%)	1.4%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc.	$ 2,043,245	$ 2,910,938	$ 0	$ 0	$ 4,582,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,532,741) (cost $391,939,751) - See accompanying schedule		$ 453,757,296
Receivable for investments sold		89,749
Receivable for fund shares sold		5,266,479
Dividends receivable		848,486
Interest receivable		163,347
Prepaid expenses		400
Other receivables		153,625
Total assets		460,279,382

Liabilities
Payable for investments purchased	$ 9,246,756
Payable for fund shares redeemed	521,203
Accrued management fee	213,444
Distribution fees payable	184,738
Other affiliated payables	96,277
Other payables and accrued expenses	25,653
Collateral on securities loaned, at value	7,278,700
Total liabilities		17,566,771

Net Assets		$ 442,712,611
Net Assets consist of:
Paid in capital		$ 378,914,229
Undistributed net investment income		1,070,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		910,746
Net unrealized appreciation (depreciation) on investments		61,817,545
Net Assets		$ 442,712,611
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($158,035,590 ÷ 6,224,734 shares)	$ 25.39

Maximum offering price per share (100/94.25 of $25.39)	$ 26.94
Class T: Net Asset Value and redemption price per share ($96,586,058 ÷ 3,850,171 shares)	$ 25.09

Maximum offering price per share (100/96.50 of $25.09)	$ 26.00
Class B: Net Asset Value and offering price per share ($58,876,818 ÷ 2,375,250 shares) A	$ 24.79

Class C: Net Asset Value and offering price per share ($92,831,682 ÷ 3,752,010 shares) A	$ 24.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,382,463 ÷ 1,423,025 shares)	$ 25.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 2,003,639
Special Dividends		778,801
Interest		375,678
Security lending		206,232
Total income		3,364,350

Expenses
Management fee	$ 1,025,557
Transfer agent fees	437,593
Distribution fees	881,519
Accounting and security lending fees	68,501
Independent trustees' compensation	691
Custodian fees and expenses	6,726
Registration fees	81,280
Audit	27,303
Legal	516
Miscellaneous	708
Total expenses before reductions	2,530,394
Expense reductions	(85,035)	2,445,359
Net investment income (loss)		918,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,305,958
Foreign currency transactions	14,982
Total net realized gain (loss)		1,320,940
Change in net unrealized appreciation (depreciation) on: Investment securities	10,173,746
Assets and liabilities in foreign currencies	(8,465)
Total change in net unrealized appreciation (depreciation)		10,165,281
Net gain (loss)		11,486,221
Net increase (decrease) in net assets resulting from operations		$ 12,405,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 918,991	$ (456,467)
Net realized gain (loss)	1,320,940	6,171,134
Change in net unrealized appreciation (depreciation)	10,165,281	33,291,439
Net increase (decrease) in net assets resulting from operations	12,405,212	39,006,106
Distributions to shareholders from net investment income	(31,868)	-
Distributions to shareholders from net realized gain	(3,854,199)	(2,006,936)
Total distributions	(3,886,067)	(2,006,936)
Share transactions - net increase (decrease)	191,008,321	121,647,324
Total increase (decrease) in net assets	199,527,466	158,646,494

Net Assets
Beginning of period	243,185,145	84,538,651
End of period (including undistributed net investment income of $1,070,091 and undistributed net investment income of $182,968, respectively)	$ 442,712,611	$ 243,185,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.67	$ 19.22	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11 K	- F, I, J	(.05)	(.06)	- I
Net realized and unrealized gain (loss)	1.04	5.88	8.25	.82	.26
Total from investment operations	1.15	5.88	8.20	.76	.26
Distributions from net realized gain	(.43)	(.43)	-	-	-
Net asset value, end of period	$ 25.39	$ 24.67	$ 19.22	$ 11.02	$ 10.26
Total Return B, C, D	4.73%	31.15%	74.41%	7.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.23% A	1.28%	1.49%	4.50%	5.73% A
Expenses net of voluntary waivers, if any	1.23% A	1.28%	1.49%	1.66%	1.75% A
Expenses net of all reductions	1.18% A	1.26%	1.38%	1.30%	1.68% A
Net investment income (loss)	.86% A, K	.01% F,J	(.32)%	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,036	$ 92,147	$ 27,926	$ 970	$ 769
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.21)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

K Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .38%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.36	$ 19.05	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07 J	(.07) F, I	(.09)	(.09)	(.02)
Net realized and unrealized gain (loss)	1.03	5.82	8.17	.83	.25
Total from investment operations	1.10	5.75	8.08	.74	.23
Distributions from net realized gain	(.37)	(.44)	-	-	-
Net asset value, end of period	$ 25.09	$ 24.36	$ 19.05	$ 10.97	$ 10.23
Total Return B, C, D	4.57%	30.75%	73.66%	7.23%	2.30%
Ratios to Average Net Assets H
Expenses before expense reductions	1.55% A	1.61%	2.09%	4.81%	6.06% A
Expenses net of voluntary waivers, if any	1.55% A	1.61%	1.77%	1.91%	2.00% A
Expenses net of all reductions	1.50% A	1.58%	1.65%	1.55%	1.92% A
Net investment income (loss)	.54% A, J	(.32)% F, I	(.59)%	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,586	$ 43,969	$ 16,126	$ 1,862	$ 1,473
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.54)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .06%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.06	$ 18.86	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01J	(.17) F, I	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.01	5.76	8.14	.84	.25
Total from investment operations	1.02	5.59	7.97	.71	.18
Distributions from net realized gain	(.29)	(.39)	-	-	-
Net asset value, end of period	$ 24.79	$ 24.06	$ 18.86	$ 10.89	$ 10.18
Total Return B, C, D	4.28%	30.13%	73.19%	6.97%	1.80%
Ratios to Average Net Assets H
Expenses before expense reductions	2.05% A	2.10%	2.46%	5.36%	6.58% A
Expenses net of voluntary waivers, if any	2.05% A	2.10%	2.25%	2.41%	2.50% A
Expenses net of all reductions	1.99% A	2.08%	2.13%	2.05%	2.43% A
Net investment income (loss)	.05% A, J	(.81)% F,I	(1.07)%	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,877	$ 36,573	$ 13,991	$ 1,159	$ 919
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.03)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.43)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 18.80	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01 J	(.15) F, I	(.17)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.01	5.75	8.10	.82	.26
Total from investment operations	1.02	5.60	7.93	.68	.19
Distributions from net realized gain	(.28)	(.40)	-	-	-
Net asset value, end of period	$ 24.74	$ 24.00	$ 18.80	$ 10.87	$ 10.19
Total Return B, C, D	4.28%	30.29%	72.95%	6.67%	1.90%
Ratios to Average Net Assets H
Expenses before expense reductions	1.98% A	2.02%	2.36%	5.22%	6.49% A
Expenses net of voluntary waivers, if any	1.98% A	2.02%	2.25%	2.43%	2.50% A
Expenses net of all reductions	1.93% A	2.00%	2.14%	2.07%	2.43% A
Net investment income (loss)	.11% A, J	(.73)% F,I	(1.08)%	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,832	$ 46,832	$ 20,975	$ 1,357	$ 1,747
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.95)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.37)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.85	$ 19.34	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15 I	.07 E, H	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	1.04	5.92	8.28	.83	.25
Total from investment operations	1.19	5.99	8.27	.79	.28
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.44)	(.48)	-	-	-
Total distributions	(.47)	(.48)	-	-	-
Net asset value, end of period	$ 25.57	$ 24.85	$ 19.34	$ 11.07	$ 10.28
Total Return B, C	4.87%	31.60%	74.71%	7.68%	2.80%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.95%	1.40%	4.32%	5.47% A
Expenses net of voluntary waivers, if any	.91% A	.95%	1.25%	1.45%	1.50% A
Expenses net of all reductions	.86% A	.93%	1.12%	1.09%	1.43% A
Net investment income (loss)	1.18% A, I	.34% E,H	(.06)%	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,382	$ 23,665	$ 5,521	$ 2,287	$ 400
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .12%.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .70%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a non-diversified fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,989,293
Unrealized depreciation	(21,048,282)
Net unrealized appreciation (depreciation)	$ 61,941,011
Cost for federal income tax purposes	$ 391,816,285

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $194,300,491 and $16,012,259, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 151,675	$ -
Class T	.25%	.25%	163,234	3,982
Class B	.75%	.25%	235,889	176,917
Class C	.75%	.25%	330,721	166,029
			$ 881,519	$ 346,928

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 264,372
Class T	32,452
Class B*	59,345
Class C*	9,699
$ 365,868

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 152,162	.25*
Class T	103,014	.32*
Class B	73,637	.31*
Class C	82,099	.25*
Institutional Class	26,681	.18*
	$ 437,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $256,809 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,999 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $84,338 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $697.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Institutional Class	$ 31,868	$ -
From net realized gain
Class A	$ 1,669,757	$ 660,643
Class T	704,939	412,460
Class B	459,037	295,118
Class C	557,023	486,771
Institutional Class	463,443	151,944
Total	$ 3,854,199	$ 2,006,936

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	3,545,162	3,755,899	$ 89,115,808	$ 82,343,816
Reinvestment of distributions	52,964	19,618	1,279,020	384,297
Shares redeemed	(1,107,940)	(1,493,733)	(27,217,501)	(30,418,104)
Net increase (decrease)	2,490,186	2,281,784	$ 63,177,327	$ 52,310,009
Class T
Shares sold	2,429,526	1,390,908	$ 59,999,760	$ 29,282,568
Reinvestment of distributions	27,315	19,412	652,459	376,407
Shares redeemed	(411,445)	(451,842)	(10,052,993)	(9,236,332)
Net increase (decrease)	2,045,396	958,478	$ 50,599,226	$ 20,422,643
Class B
Shares sold	1,053,268	1,219,916	$ 25,769,041	$ 25,474,849
Reinvestment of distributions	17,059	14,015	403,511	269,849
Shares redeemed	(215,384)	(455,410)	(5,254,190)	(9,244,473)
Net increase (decrease)	854,943	778,521	$ 20,918,362	$ 16,500,225
Class C
Shares sold	2,072,872	1,638,266	$ 50,882,858	$ 33,702,203
Reinvestment of distributions	17,826	18,443	420,741	353,852
Shares redeemed	(290,254)	(820,595)	(6,981,152)	(16,348,607)
Net increase (decrease)	1,800,444	836,114	$ 44,322,447	$ 17,707,448
Institutional Class
Shares sold	961,839	1,315,044	$ 23,860,378	$ 28,097,723
Reinvestment of distributions	6,379	3,938	154,846	77,610
Shares redeemed	(497,609)	(652,029)	(12,024,265)	(13,468,334)
Net increase (decrease)	470,609	666,953	$ 11,990,959	$ 14,706,999

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0705
1.786797.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,047.30	$ 6.28
Hypothetical A	$ 1,000.00	$ 1,018.80	$ 6.19
Class T
Actual	$ 1,000.00	$ 1,045.70	$ 7.91
Hypothetical A	$ 1,000.00	$ 1,017.20	$ 7.80
Class B
Actual	$ 1,000.00	$ 1,042.80	$ 10.44
Hypothetical A	$ 1,000.00	$ 1,014.71	$ 10.30
Class C
Actual	$ 1,000.00	$ 1,042.80	$ 10.08
Hypothetical A	$ 1,000.00	$ 1,015.06	$ 9.95
Institutional Class
Actual	$ 1,000.00	$ 1,048.70	$ 4.65
Hypothetical A	$ 1,000.00	$ 1,020.39	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.23%
Class T	1.55%
Class B	2.05%
Class C	1.98%
Institutional Class	.91%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Teekay Shipping Corp.	5.0	6.3
Forest Oil Corp.	4.5	4.2
General Maritime Corp.	3.8	5.7
AES Corp.	3.5	5.3
OMI Corp.	2.8	2.2
Service Corp. International (SCI)	2.6	0.0
DaVita, Inc.	2.5	2.2
Valero Energy Corp.	2.5	0.0
Owens & Minor, Inc.	2.4	0.0
CMS Energy Corp.	2.2	3.1
	31.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	33.7	34.1
Materials	12.7	9.6
Consumer Discretionary	11.4	9.6
Industrials	9.3	9.5
Telecommunication Services	7.3	11.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 94.3%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.0%
	Other Investments 0.2%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 5.5%
* Foreign investments	17.5%	** Foreign investments	21.7%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.2%
TRW Automotive Holdings Corp. (a)	47,700	$ 971,649
Diversified Consumer Services - 2.7%
Carriage Services, Inc. Class A (a)	36,900	216,972
Service Corp. International (SCI)	1,545,500	11,714,890
		11,931,862
Hotels, Restaurants & Leisure - 2.5%
Alliance Gaming Corp. (a)	104,000	1,350,960
Centerplate, Inc. unit	30,815	382,106
Friendly Ice Cream Corp. (a)	41,076	435,406
Pinnacle Entertainment, Inc. (a)	125,700	2,190,951
Six Flags, Inc. (a)	1,087,600	4,796,316
Sunterra Corp. (a)(e)	28,600	446,160
Wyndham International, Inc. Class A (a)	1,311,400	1,258,944
		10,860,843
Household Durables - 1.3%
Juno Lighting, Inc.	88,965	3,558,600
Tempur-Pedic International, Inc. (a)	103,900	2,423,987
		5,982,587
Media - 3.7%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	509,042
Charter Communications, Inc. Class A (a)(e)	1,845,500	2,103,870
Cumulus Media, Inc. Class A (a)	92,300	1,152,827
Emmis Communications Corp. Class A (a)	16,000	284,160
Gray Television, Inc.	103,900	1,220,825
LodgeNet Entertainment Corp. (a)	11,800	200,128
Nexstar Broadcasting Group, Inc. (a)(f)	819,700	4,582,123
NTL, Inc. (a)	49,322	3,170,418
PRIMEDIA, Inc. (a)	26,800	97,820
Regal Entertainment Group Class A	100	1,989
Spanish Broadcasting System, Inc. Class A (a)	32,000	276,800
The DIRECTV Group, Inc. (a)	58,150	868,180
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,621,158
UnitedGlobalCom, Inc. Class A (a)	39,040	355,264
		16,444,604
Specialty Retail - 0.9%
AutoNation, Inc. (a)	20,200	404,000
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Blockbuster, Inc. Class A (e)	171,900	$ 1,569,447
Gap, Inc.	87,400	1,835,400
		3,808,847
TOTAL CONSUMER DISCRETIONARY		50,000,392
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV sponsored ADR (a)	343,000	2,606,800
Kroger Co. (a)	60,700	1,017,939
Pathmark Stores, Inc. (a)	63,840	571,368
Safeway, Inc. (a)	51,600	1,135,716
		5,331,823
Food Products - 1.2%
Corn Products International, Inc.	65,830	1,454,185
Kellogg Co.	15,100	686,899
Smithfield Foods, Inc. (a)	102,900	3,069,507
		5,210,591
Personal Products - 0.2%
Revlon, Inc. Class A (sub. vtg.) (a)	258,925	769,007
TOTAL CONSUMER STAPLES		11,311,421
ENERGY - 33.7%
Energy Equipment & Services - 4.3%
Grant Prideco, Inc. (a)	48,400	1,162,568
Grey Wolf, Inc. (a)	1,113,461	7,315,439
Hanover Compressor Co. (a)	38,500	401,555
Nabors Industries Ltd. (a)	56,200	3,097,182
Petroleum Geo-Services ASA sponsored ADR (a)	29,316	1,986,159
Pride International, Inc. (a)	59,600	1,343,980
Rowan Companies, Inc.	108,000	2,970,000
Universal Compression Holdings, Inc. (a)	15,300	523,260
		18,800,143
Oil, Gas & Consumable Fuels - 29.4%
Burlington Resources, Inc.	77,300	3,917,564
Chesapeake Energy Corp.	302,900	6,200,363
Comstock Resources, Inc. (a)	25,300	577,346
El Paso Corp.	712,400	7,366,216
Forest Oil Corp. (a)	497,600	19,784,576
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Frontier Oil Corp.	66,700	$ 3,262,297
Frontline Ltd.	14,700	630,677
Frontline Ltd. (NY Shares)	145,700	6,330,665
General Maritime Corp.	398,700	16,649,712
Houston Exploration Co. (a)	44,700	2,278,359
Mission Resources Corp. (a)	103,800	733,866
Nexen, Inc.	114,600	2,976,386
OMI Corp.	637,200	12,323,448
Overseas Shipholding Group, Inc.	43,200	2,639,520
Range Resources Corp.	336,600	7,775,460
Ship Finance International Ltd.:
(Norway)	1,470	26,639
(NY Shares)	46,931	907,646
Teekay Shipping Corp.	519,600	22,072,606
Valero Energy Corp.	161,200	11,061,544
Vintage Petroleum, Inc.	98,400	2,717,808
		130,232,698
TOTAL ENERGY		149,032,841
FINANCIALS - 1.2%
Consumer Finance - 0.3%
Metris Companies, Inc. (a)	88,400	1,147,432
Insurance - 0.8%
American Financial Group, Inc., Ohio	87,000	2,820,540
UnumProvident Corp.	32,300	593,028
		3,413,568
Real Estate - 0.0%
Equity Office Properties Trust	500	16,245
Thrifts & Mortgage Finance - 0.1%
Capital Crossing Bank (a)	21,000	682,080
TOTAL FINANCIALS		5,259,325
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	15,300	564,570
Health Care Providers & Services - 4.9%
DaVita, Inc. (a)	242,700	11,178,762
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Owens & Minor, Inc.	334,700	$ 10,375,700
Rural/Metro Corp. (a)	22,800	171,205
		21,725,667
TOTAL HEALTH CARE		22,290,237
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. (a)	33,000	477,510
Air Freight & Logistics - 0.4%
Park-Ohio Holdings Corp. (a)	114,577	1,747,299
Airlines - 1.3%
America West Holding Corp. Class B (a)	57,600	322,560
AMR Corp. (a)(e)	230,270	2,970,483
Delta Air Lines, Inc. (a)(e)	524,350	2,018,748
Northwest Airlines Corp. (a)	52,400	319,116
		5,630,907
Building Products - 2.9%
American Standard Companies, Inc.	72,900	3,120,120
Lennox International, Inc.	28,600	607,464
Masco Corp.	180,900	5,792,418
Royal Group Technologies Ltd. (sub. vtg.) (a)	69,900	752,906
York International Corp.	66,500	2,739,800
		13,012,708
Commercial Services & Supplies - 2.3%
Allied Waste Industries, Inc. (a)	296,100	2,282,931
Cenveo, Inc. (a)	249,800	2,093,324
Clean Harbors, Inc. (a)(e)	17,300	358,975
Corrections Corp. of America (a)	53,300	1,924,130
Republic Services, Inc.	1,000	35,480
Waste Management, Inc.	111,400	3,285,186
		9,980,026
Construction & Engineering - 0.1%
Integrated Electrical Services, Inc. (a)(e)	418,100	635,512
Industrial Conglomerates - 1.1%
Tyco International Ltd.	161,700	4,677,981
Machinery - 0.6%
Navistar International Corp. (a)	29,100	887,841
SPX Corp.	19,800	879,318
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	17,800	$ 703,456
Thermadyne Holdings Corp. (a)	5,100	67,830
Timken Co.	7,200	169,200
		2,707,645
Marine - 0.0%
DryShips, Inc.	2,100	38,850
Golden Ocean Group Ltd. (a)	232,800	149,638
		188,488
Road & Rail - 0.3%
Central Freight Lines, Inc. (a)	85,400	248,514
Kansas City Southern (a)	50,500	1,009,495
		1,258,009
TOTAL INDUSTRIALS		40,316,085
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.9%
Motorola, Inc.	227,000	3,942,990
Computers & Peripherals - 0.1%
McDATA Corp. Class A (a)	72,500	276,225
Electronic Equipment & Instruments - 1.6%
Benchmark Electronics, Inc. (a)	100,000	3,167,000
Celestica, Inc. (sub. vtg.) (a)	170,000	2,142,607
DDi Corp. (a)	163,300	369,058
Merix Corp. (a)	30,600	221,850
SMTC Corp. (a)	343,580	329,837
Solectron Corp. (a)	39,200	143,080
Viasystems Group, Inc. (a)	7,990	95,880
Viasystems Group, Inc. (a)(i)	47,440	569,280
		7,038,592
Semiconductors & Semiconductor Equipment - 3.0%
AMIS Holdings, Inc. (a)	79,500	954,000
Amkor Technology, Inc. (a)	183,600	651,780
Atmel Corp. (a)	1,066,000	3,198,000
Conexant Systems, Inc. (a)	72,300	103,389
Freescale Semiconductor, Inc.:
Class A	26,000	525,200
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
Class B (a)	4,471	$ 90,314
ON Semiconductor Corp. (a)	1,781,900	8,018,550
		13,541,233
TOTAL INFORMATION TECHNOLOGY		24,799,040
MATERIALS - 12.7%
Chemicals - 5.0%
Albemarle Corp.	45,600	1,734,624
Arch Chemicals, Inc.	66,258	1,561,701
Celanese Corp. Class A	127,000	1,965,960
Crompton Corp.	324,300	4,978,005
Great Lakes Chemical Corp.	100,500	3,406,950
Methanex Corp.	94,600	1,735,690
NOVA Chemicals Corp.	73,900	2,355,003
Rhodia SA sponsored ADR	933,600	1,717,824
Solutia, Inc. (a)	220,500	231,525
Texas Petrochemicals, Inc. (a)	158,000	2,251,500
		21,938,782
Construction Materials - 0.5%
Texas Industries, Inc.	53,000	2,439,060
Containers & Packaging - 3.6%
Owens-Illinois, Inc. (a)	171,000	4,396,410
Packaging Corp. of America	22,170	484,193
Pactiv Corp. (a)	248,200	5,671,370
Sealed Air Corp. (a)	11,400	590,406
Smurfit-Stone Container Corp. (a)	265,000	2,880,550
Temple-Inland, Inc.	59,500	2,125,340
		16,148,269
Metals & Mining - 0.2%
Barrick Gold Corp.	500	11,381
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	796,721
Haynes International, Inc. (a)(g)	1,234	22,952
Oregon Steel Mills, Inc. (a)	1,600	28,256
		859,310
Paper & Forest Products - 3.4%
Georgia-Pacific Corp.	22,600	748,964
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	188,500	$ 6,071,585
Weyerhaeuser Co.	128,400	8,236,860
		15,057,409
TOTAL MATERIALS		56,442,830
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.0%
Call-Net Enterprises, Inc. Class B (a)	300,000	2,179,732
Covad Communications Group, Inc. (a)	70,609	88,967
General Communications, Inc. Class A (a)	112,400	926,176
Qwest Communications International, Inc. (a)	2,263,000	8,870,960
Telewest Global, Inc. (a)	48,783	1,020,053
XO Communications, Inc. (a)	7,300	15,914
		13,101,802
Wireless Telecommunication Services - 4.1%
Centennial Communications Corp. Class A (a)	325,900	4,266,031
Crown Castle International Corp. (a)	47,100	837,438
Nextel Communications, Inc. Class A (a)	310,700	9,376,926
NII Holdings, Inc. (a)	12,900	768,840
Western Wireless Corp. Class A (a)	78,600	3,129,066
		18,378,301
TOTAL TELECOMMUNICATION SERVICES		31,480,103
UTILITIES - 5.8%
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	1,043,900	15,543,671
Multi-Utilities - 2.3%
Aquila, Inc. (a)	88,200	329,868
CMS Energy Corp. (a)	732,500	9,690,975
		10,020,843
TOTAL UTILITIES		25,564,514
TOTAL COMMON STOCKS (Cost $353,616,814)		416,496,788
Preferred Stocks - 0.2%
	Shares	Value (Note 1)
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Emmis Communications Corp. Series A, 6.25%	2,800	$ 112,000
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Doane Pet Care Co. 14.25% pay-in-kind (a)	12,495	999,600
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	33
TOTAL NONCONVERTIBLE PREFERRED STOCKS		999,633
TOTAL PREFERRED STOCKS (Cost $681,796)		1,111,633
Nonconvertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Vertis, Inc. 13.5% 12/7/09 (g)	$ 630,000	481,950
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. 8% 12/15/07 (g)	1,510,000	649,300
TOTAL NONCONVERTIBLE BONDS (Cost $1,313,355)		1,131,250
Floating Rate Loans - 0.2%

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
McLeodUSA, Inc.:
revolver loan 8.5867% 5/31/07 (d)(h)	450,726	135,218
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
McLeodUSA, Inc.: - continued
Tranche A, term loan 8.5866% 5/31/07 (d)(h)	$ 1,504,393	$ 451,318
Tranche B, term loan 9.33% 5/30/08 (d)(h)	1,408,850	422,655
		1,009,191
TOTAL FLOATING RATE LOANS (Cost $2,319,352)		1,009,191
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	26,729,734	26,729,734
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	7,278,700	7,278,700
TOTAL MONEY MARKET FUNDS (Cost $34,008,434)		34,008,434
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $391,939,751)		453,757,296
NET OTHER ASSETS - (2.5)%		(11,044,685)
NET ASSETS - 100%		$ 442,712,611
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,154,202 or 0.3% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,280 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Viasystems Group, Inc.	2/13/04	$ 954,730
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.5%
Marshall Islands	11.6%
Canada	2.8%
Bermuda	1.7%
Others (individually less than 1%)	1.4%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc.	$ 2,043,245	$ 2,910,938	$ 0	$ 0	$ 4,582,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,532,741) (cost $391,939,751) - See accompanying schedule		$ 453,757,296
Receivable for investments sold		89,749
Receivable for fund shares sold		5,266,479
Dividends receivable		848,486
Interest receivable		163,347
Prepaid expenses		400
Other receivables		153,625
Total assets		460,279,382

Liabilities
Payable for investments purchased	$ 9,246,756
Payable for fund shares redeemed	521,203
Accrued management fee	213,444
Distribution fees payable	184,738
Other affiliated payables	96,277
Other payables and accrued expenses	25,653
Collateral on securities loaned, at value	7,278,700
Total liabilities		17,566,771

Net Assets		$ 442,712,611
Net Assets consist of:
Paid in capital		$ 378,914,229
Undistributed net investment income		1,070,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		910,746
Net unrealized appreciation (depreciation) on investments		61,817,545
Net Assets		$ 442,712,611

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($158,035,590 ÷ 6,224,734 shares)	$ 25.39

Maximum offering price per share (100/94.25 of $25.39)	$ 26.94
Class T: Net Asset Value and redemption price per share ($96,586,058 ÷ 3,850,171 shares)	$ 25.09

Maximum offering price per share (100/96.50 of $25.09)	$ 26.00
Class B: Net Asset Value and offering price per share ($58,876,818 ÷ 2,375,250 shares) A	$ 24.79

Class C: Net Asset Value and offering price per share ($92,831,682 ÷ 3,752,010 shares) A	$ 24.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,382,463 ÷ 1,423,025 shares)	$ 25.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 2,003,639
Special Dividends		778,801
Interest		375,678
Security lending		206,232
Total income		3,364,350

Expenses
Management fee	$ 1,025,557
Transfer agent fees	437,593
Distribution fees	881,519
Accounting and security lending fees	68,501
Independent trustees' compensation	691
Custodian fees and expenses	6,726
Registration fees	81,280
Audit	27,303
Legal	516
Miscellaneous	708
Total expenses before reductions	2,530,394
Expense reductions	(85,035)	2,445,359
Net investment income (loss)		918,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,305,958
Foreign currency transactions	14,982
Total net realized gain (loss)		1,320,940
Change in net unrealized appreciation (depreciation) on: Investment securities	10,173,746
Assets and liabilities in foreign currencies	(8,465)
Total change in net unrealized appreciation (depreciation)		10,165,281
Net gain (loss)		11,486,221
Net increase (decrease) in net assets resulting from operations		$ 12,405,212

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 918,991	$ (456,467)
Net realized gain (loss)	1,320,940	6,171,134
Change in net unrealized appreciation (depreciation)	10,165,281	33,291,439
Net increase (decrease) in net assets resulting from operations	12,405,212	39,006,106
Distributions to shareholders from net investment income	(31,868)	-
Distributions to shareholders from net realized gain	(3,854,199)	(2,006,936)
Total distributions	(3,886,067)	(2,006,936)
Share transactions - net increase (decrease)	191,008,321	121,647,324
Total increase (decrease) in net assets	199,527,466	158,646,494

Net Assets
Beginning of period	243,185,145	84,538,651
End of period (including undistributed net investment income of $1,070,091 and undistributed net investment income of $182,968, respectively)	$ 442,712,611	$ 243,185,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.67	$ 19.22	$ 11.02	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11 K	- F, I, J	(.05)	(.06)	- I
Net realized and unrealized gain (loss)	1.04	5.88	8.25	.82	.26
Total from investment operations	1.15	5.88	8.20	.76	.26
Distributions from net realized gain	(.43)	(.43)	-	-	-
Net asset value, end of period	$ 25.39	$ 24.67	$ 19.22	$ 11.02	$ 10.26
Total Return B, C, D	4.73%	31.15%	74.41%	7.41%	2.60%
Ratios to Average Net Assets H
Expenses before expense reductions	1.23% A	1.28%	1.49%	4.50%	5.73% A
Expenses net of voluntary waivers, if any	1.23% A	1.28%	1.49%	1.66%	1.75% A
Expenses net of all reductions	1.18% A	1.26%	1.38%	1.30%	1.68% A
Net investment income (loss)	.86% A, K	.01% F,J	(.32)%	(.65)%	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,036	$ 92,147	$ 27,926	$ 970	$ 769
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.21)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

K Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .38%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.36	$ 19.05	$ 10.97	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07 J	(.07) F, I	(.09)	(.09)	(.02)
Net realized and unrealized gain (loss)	1.03	5.82	8.17	.83	.25
Total from investment operations	1.10	5.75	8.08	.74	.23
Distributions from net realized gain	(.37)	(.44)	-	-	-
Net asset value, end of period	$ 25.09	$ 24.36	$ 19.05	$ 10.97	$ 10.23
Total Return B, C, D	4.57%	30.75%	73.66%	7.23%	2.30%
Ratios to Average Net Assets H
Expenses before expense reductions	1.55% A	1.61%	2.09%	4.81%	6.06% A
Expenses net of voluntary waivers, if any	1.55% A	1.61%	1.77%	1.91%	2.00% A
Expenses net of all reductions	1.50% A	1.58%	1.65%	1.55%	1.92% A
Net investment income (loss)	.54% A, J	(.32)% F, I	(.59)%	(.90)%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,586	$ 43,969	$ 16,126	$ 1,862	$ 1,473
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.54)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .06%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.06	$ 18.86	$ 10.89	$ 10.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01J	(.17) F, I	(.17)	(.13)	(.07)
Net realized and unrealized gain (loss)	1.01	5.76	8.14	.84	.25
Total from investment operations	1.02	5.59	7.97	.71	.18
Distributions from net realized gain	(.29)	(.39)	-	-	-
Net asset value, end of period	$ 24.79	$ 24.06	$ 18.86	$ 10.89	$ 10.18
Total Return B, C, D	4.28%	30.13%	73.19%	6.97%	1.80%
Ratios to Average Net Assets H
Expenses before expense reductions	2.05% A	2.10%	2.46%	5.36%	6.58% A
Expenses net of voluntary waivers, if any	2.05% A	2.10%	2.25%	2.41%	2.50% A
Expenses net of all reductions	1.99% A	2.08%	2.13%	2.05%	2.43% A
Net investment income (loss)	.05% A, J	(.81)% F,I	(1.07)%	(1.39)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,877	$ 36,573	$ 13,991	$ 1,159	$ 919
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (1.03)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.43)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 18.80	$ 10.87	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01 J	(.15) F, I	(.17)	(.14)	(.07)
Net realized and unrealized gain (loss)	1.01	5.75	8.10	.82	.26
Total from investment operations	1.02	5.60	7.93	.68	.19
Distributions from net realized gain	(.28)	(.40)	-	-	-
Net asset value, end of period	$ 24.74	$ 24.00	$ 18.80	$ 10.87	$ 10.19
Total Return B, C, D	4.28%	30.29%	72.95%	6.67%	1.90%
Ratios to Average Net Assets H
Expenses before expense reductions	1.98% A	2.02%	2.36%	5.22%	6.49% A
Expenses net of voluntary waivers, if any	1.98% A	2.02%	2.25%	2.43%	2.50% A
Expenses net of all reductions	1.93% A	2.00%	2.14%	2.07%	2.43% A
Net investment income (loss)	.11% A, J	(.73)% F,I	(1.08)%	(1.42)%	(.71)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 92,832	$ 46,832	$ 20,975	$ 1,357	$ 1,747
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.95)%.

G For the period December 27, 2000 (commencement of operations) to November 30, 2001.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been (.37)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 24.85	$ 19.34	$ 11.07	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15 I	.07 E, H	(.01)	(.04)	.03
Net realized and unrealized gain (loss)	1.04	5.92	8.28	.83	.25
Total from investment operations	1.19	5.99	8.27	.79	.28
Distributions from net investment income	(.03)	-	-	-	-
Distributions from net realized gain	(.44)	(.48)	-	-	-
Total distributions	(.47)	(.48)	-	-	-
Net asset value, end of period	$ 25.57	$ 24.85	$ 19.34	$ 11.07	$ 10.28
Total Return B, C	4.87%	31.60%	74.71%	7.68%	2.80%
Ratios to Average Net Assets G
Expenses before expense reductions	.91% A	.95%	1.40%	4.32%	5.47% A
Expenses net of voluntary waivers, if any	.91% A	.95%	1.25%	1.45%	1.50% A
Expenses net of all reductions	.86% A	.93%	1.12%	1.09%	1.43% A
Net investment income (loss)	1.18% A, I	.34% E,H	(.06)%	(.43)%	.29% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,382	$ 23,665	$ 5,521	$ 2,287	$ 400
Portfolio turnover rate	10% A	24%	73%	252%	289% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.05 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .12%.

F For the period December 27, 2000 (commencement of operations) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $0.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $0.06 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .70%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Leveraged Company Stock Fund (the fund) is a non-diversified fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, market discount, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 82,989,293
Unrealized depreciation	(21,048,282)
Net unrealized appreciation (depreciation)	$ 61,941,011
Cost for federal income tax purposes	$ 391,816,285

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $194,300,491 and $16,012,259, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .62% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 151,675	$ -
Class T	.25%	.25%	163,234	3,982
Class B	.75%	.25%	235,889	176,917
Class C	.75%	.25%	330,721	166,029
			$ 881,519	$ 346,928

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 264,372
Class T	32,452
Class B*	59,345
Class C*	9,699
$ 365,868

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 152,162	.25*
Class T	103,014	.32*
Class B	73,637	.31*
Class C	82,099	.25*
Institutional Class	26,681	.18*
	$ 437,593

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $256,809 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,999 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $84,338 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $697.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of 25% of the total outstanding shares of the fund.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net investment income
Institutional Class	$ 31,868	$ -
From net realized gain
Class A	$ 1,669,757	$ 660,643
Class T	704,939	412,460
Class B	459,037	295,118
Class C	557,023	486,771
Institutional Class	463,443	151,944
Total	$ 3,854,199	$ 2,006,936

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	3,545,162	3,755,899	$ 89,115,808	$ 82,343,816
Reinvestment of distributions	52,964	19,618	1,279,020	384,297
Shares redeemed	(1,107,940)	(1,493,733)	(27,217,501)	(30,418,104)
Net increase (decrease)	2,490,186	2,281,784	$ 63,177,327	$ 52,310,009
Class T
Shares sold	2,429,526	1,390,908	$ 59,999,760	$ 29,282,568
Reinvestment of distributions	27,315	19,412	652,459	376,407
Shares redeemed	(411,445)	(451,842)	(10,052,993)	(9,236,332)
Net increase (decrease)	2,045,396	958,478	$ 50,599,226	$ 20,422,643
Class B
Shares sold	1,053,268	1,219,916	$ 25,769,041	$ 25,474,849
Reinvestment of distributions	17,059	14,015	403,511	269,849
Shares redeemed	(215,384)	(455,410)	(5,254,190)	(9,244,473)
Net increase (decrease)	854,943	778,521	$ 20,918,362	$ 16,500,225
Class C
Shares sold	2,072,872	1,638,266	$ 50,882,858	$ 33,702,203
Reinvestment of distributions	17,826	18,443	420,741	353,852
Shares redeemed	(290,254)	(820,595)	(6,981,152)	(16,348,607)
Net increase (decrease)	1,800,444	836,114	$ 44,322,447	$ 17,707,448
Institutional Class
Shares sold	961,839	1,315,044	$ 23,860,378	$ 28,097,723
Reinvestment of distributions	6,379	3,938	154,846	77,610
Shares redeemed	(497,609)	(652,029)	(12,024,265)	(13,468,334)
Net increase (decrease)	470,609	666,953	$ 11,990,959	$ 14,706,999

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0705
1.786798.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 974.70	$ 5.66
HypotheticalA	$ 1,000.00	$ 1,019.20	$ 5.79
Class T
Actual	$ 1,000.00	$ 973.90	$ 6.40
HypotheticalA	$ 1,000.00	$ 1,018.45	$ 6.54
Class B
Actual	$ 1,000.00	$ 971.20	$ 9.58
HypotheticalA	$ 1,000.00	$ 1,015.21	$ 9.80
Class C
Actual	$ 1,000.00	$ 971.20	$ 9.34
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class
Actual	$ 1,000.00	$ 976.30	$ 3.84
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.30%
Class B	1.95%
Class C	1.90%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Harman International Industries, Inc.	5.5	5.9
Nextel Communications, Inc. Class A	5.5	5.5
National Oilwell Varco, Inc.	4.0	1.2
Sprint Corp.	3.5	0.0
Potash Corp. of Saskatchewan	3.5	2.7
Research In Motion Ltd.	3.5	0.1
Royal Caribbean Cruises Ltd.	3.3	3.5
Safeway, Inc.	3.2	2.4
Monsanto Co.	2.8	2.1
American Tower Corp. Class A	2.8	1.8
	37.6
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.0	18.1
Telecommunication Services	17.8	15.9
Energy	14.8	10.5
Materials	13.2	14.2
Information Technology	9.6	2.6
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004 **
	Stocks 100.0%		Stocks 92.1%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	24.5%	** Foreign investments	19.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 26.0%
Automobiles - 1.5%
Renault SA (d)	1,329,726	$ 113,804
Diversified Consumer Services - 3.9%
Career Education Corp. (a)	4,949,300	171,592
DeVry, Inc. (a)	2,294,400	47,150
Universal Technical Institute, Inc. (a)(e)	2,158,400	65,939
Weight Watchers International, Inc. (a)	76,600	3,727
		288,408
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp.	20,400	740
Royal Caribbean Cruises Ltd.	5,180,700	238,882
Wendy's International, Inc.	197,700	8,922
Wynn Resorts Ltd. (a)	795,000	37,246
		285,790
Household Durables - 5.7%
Harman International Industries, Inc. (e)	4,912,600	407,054
KB Home	197,300	13,326
		420,380
Leisure Equipment & Products - 2.1%
Eastman Kodak Co. (d)	6,021,500	158,245
Media - 6.5%
Getty Images, Inc. (a)	1,604,900	120,111
NTL, Inc. (a)	2,290,524	147,235
Omnicom Group, Inc.	2,422,400	198,370
The DIRECTV Group, Inc. (a)	1,164,000	17,379
		483,095
Specialty Retail - 2.4%
GameStop Corp.:
Class A (a)	544,100	15,866
Class B (a)	16,800	451
Tiffany & Co., Inc.	5,110,800	159,099
		175,416
TOTAL CONSUMER DISCRETIONARY		1,925,138
CONSUMER STAPLES - 4.5%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	1,493,500	87,325
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.2%
Safeway, Inc. (a)	10,746,200	$ 236,524
Household Products - 0.1%
Colgate-Palmolive Co.	151,400	7,565
TOTAL CONSUMER STAPLES		331,414
ENERGY - 14.8%
Energy Equipment & Services - 13.2%
Cooper Cameron Corp. (a)	952,200	56,285
GlobalSantaFe Corp.	3,460,400	126,789
Grant Prideco, Inc. (a)	4,996,907	120,026
National Oilwell Varco, Inc. (a)	6,552,440	294,860
Noble Corp.	2,020,300	114,389
SEACOR Holdings, Inc. (a)(e)	1,327,000	77,046
Weatherford International Ltd. (a)	3,636,202	191,155
		980,550
Oil, Gas & Consumable Fuels - 1.6%
Pioneer Natural Resources Co.	978,600	39,271
Sunoco, Inc.	189,400	19,427
Tesoro Petroleum Corp. (a)	1,285,500	56,048
		114,746
TOTAL ENERGY		1,095,296
FINANCIALS - 1.9%
Capital Markets - 0.9%
Greenhill & Co., Inc.	775,600	27,673
Lazard Ltd. Class A	1,826,980	39,554
		67,227
Diversified Financial Services - 1.0%
Archipelago Holdings, Inc. (d)	1,945,700	66,835
Chicago Mercantile Exchange Holdings, Inc. Class A	36,700	7,934
		74,769
TOTAL FINANCIALS		141,996
HEALTH CARE - 2.9%
Biotechnology - 1.2%
Neurocrine Biosciences, Inc. (a)(e)	2,429,600	91,523
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.7%
Cytyc Corp. (a)	5,347,662	$ 125,189
TOTAL HEALTH CARE		216,712
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.0%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,760,011	113,928
L-3 Communications Holdings, Inc.	496,700	35,156
		149,084
Airlines - 0.8%
WestJet Airlines Ltd. (a)	5,102,000	56,824
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	1,818,700	35,719
Fluor Corp.	1,689,100	97,039
		132,758
Industrial Conglomerates - 0.1%
Smiths Group PLC	707,701	11,316
Machinery - 0.8%
Flowserve Corp. (a)	995,100	29,326
Pentair, Inc.	778,700	34,660
		63,986
Marine - 0.2%
Diana Shipping, Inc.	452,800	7,018
DryShips, Inc.	300,700	5,563
		12,581
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	1,802,400	89,075
CSX Corp.	1,125,700	46,807
Norfolk Southern Corp.	3,848,700	122,851
		258,733
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	242,500	7,549
TOTAL INDUSTRIALS		692,831
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 6.4%
Harris Corp.	407,500	$ 11,712
Motorola, Inc.	5,040,800	87,559
Nokia Corp. sponsored ADR	7,118,600	120,020
Research In Motion Ltd. (a)	3,104,960	258,648
		477,939
Electronic Equipment & Instruments - 1.2%
Symbol Technologies, Inc.	7,782,100	89,572
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.)	337,900	94,071
IT Services - 0.6%
Wright Express Corp. (e)	2,702,300	43,264
Semiconductors & Semiconductor Equipment - 0.1%
NVIDIA Corp. (a)	233,600	6,352
TOTAL INFORMATION TECHNOLOGY		711,198
MATERIALS - 13.2%
Chemicals - 7.8%
Agrium, Inc.	1,833,400	34,179
Monsanto Co.	3,609,500	205,742
Mosaic Co. (a)	6,061,470	79,284
Potash Corp. of Saskatchewan	2,893,640	259,925
		579,130
Construction Materials - 1.2%
Texas Industries, Inc. (e)	1,965,800	90,466
Metals & Mining - 4.2%
Newmont Mining Corp.	4,850,900	180,648
Novelis, Inc. (e)	5,211,460	125,055
		305,703
TOTAL MATERIALS		975,299
TELECOMMUNICATION SERVICES - 17.8%
Diversified Telecommunication Services - 7.5%
Citizens Communications Co.	13,361,530	182,251
Philippine Long Distance Telephone Co. sponsored ADR (d)	1,938,000	52,597
PT Indosat Tbk sponsored ADR	81,585	2,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	11,035,400	$ 261,429
Telewest Global, Inc. (a)	2,782,400	58,180
		556,558
Wireless Telecommunication Services - 10.3%
American Tower Corp. Class A (a)	11,385,510	205,395
Hutchison Telecommunications International Ltd. sponsored ADR (d)	10,711,500	149,854
Nextel Communications, Inc. Class A (a)	13,392,400	404,183
		759,432
TOTAL TELECOMMUNICATION SERVICES		1,315,990
TOTAL COMMON STOCKS (Cost $6,533,764)		7,405,874
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 3.05% (b)	11,089,371	11,089
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	131,212,100	131,212
TOTAL MONEY MARKET FUNDS (Cost $142,301)		142,301
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,676,065)		7,548,175
NET OTHER ASSETS - (1.9)%		(137,388)
NET ASSETS - 100%		$ 7,410,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.5%
Canada	9.9%
Cayman Islands	5.2%
Liberia	3.3%
Finland	1.6%
Brazil	1.5%
France	1.5%
Others (individually less than 1%)	1.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adolph Coors Co. Class B	$ 140,939	$ -	$ 22,420	$ -	$ -
Career Education Corp.	249,388	11,106	59,499	-	-
Citizens Communications Co.	270,050	-	72,273	8,461	-
Harman International Industries, Inc.	499,988	90,602	9,642	113	407,054
Neurocrine Biosciences, Inc.	-	115,733	5,719	-	91,523
Novelis, Inc.	-	113,744	-	398	125,055
Salem Communications Corp. Class A	26,658	129	21,637	-	-
SEACOR Holdings, Inc.	-	80,517	5,551	-	77,046
SpectraSite, Inc.	176,639	-	180,259	-	-
Texas Industries, Inc.	-	99,648	-	144	90,466
Universal Technical Institute, Inc.	71,478	402	-	-	65,939
Varco International, Inc.	151,864	9,092	31,823	-	-
WestJet Airlines Ltd.	68,207	4,186	27,646	-	-
Wright Express Corp.	-	61,515	12,369	-	43,264
Total	$ 1,655,211	$ 586,674	$ 448,838	$ 9,116	$ 900,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $128,050) (cost $6,676,065) - See accompanying schedule		$ 7,548,175
Receivable for investments sold		98,243
Receivable for fund shares sold		4,947
Dividends receivable		4,269
Interest receivable		57
Prepaid expenses		19
Other receivables		3,049
Total assets		7,658,759

Liabilities
Payable to custodian bank	$ 5,533
Payable for investments purchased	80,575
Payable for fund shares redeemed	22,405
Accrued management fee	3,463
Distribution fees payable	3,064
Other affiliated payables	1,578
Other payables and accrued expenses	142
Collateral on securities loaned, at value	131,212
Total liabilities		247,972

Net Assets		$ 7,410,787
Net Assets consist of:
Paid in capital		$ 6,094,425
Accumulated net investment loss		(10,583)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		454,789
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		872,156
Net Assets		$ 7,410,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,412,064 ÷ 61,210 shares)	$ 23.07

Maximum offering price per share (100/94.25 of $23.07)	$ 24.48
Class T: Net Asset Value and redemption price per share ($3,957,486 ÷ 170,333 shares)	$ 23.23

Maximum offering price per share (100/96.50 of $23.23)	$ 24.07
Class B: Net Asset Value and offering price per share ($856,431 ÷ 38,378 shares)A	$ 22.32

Class C: Net Asset Value and offering price per share ($568,022 ÷ 25,435 shares)A	$ 22.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($616,784 ÷ 26,065 shares)	$ 23.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $9,116 received from affiliated issuers)		$ 38,283
Interest		1,750
Security lending		1,398
Total income		41,431

Expenses
Management fee	$ 23,162
Transfer agent fees	9,490
Distribution fees	20,666
Accounting and security lending fees	654
Independent trustees' compensation	20
Custodian fees and expenses	127
Registration fees	138
Audit	51
Legal	12
Interest	27
Miscellaneous	254
Total expenses before reductions	54,601
Expense reductions	(2,582)	52,019
Net investment income (loss)		(10,588)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $41,745 from affiliated issuers)	480,670
Foreign currency transactions	(273)
Total net realized gain (loss)		480,397
Change in net unrealized appreciation (depreciation) on: Investment securities	(681,553)
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(681,569)
Net gain (loss)		(201,172)
Net increase (decrease) in net assets resulting from operations		$ (211,760)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,588)	$ (5,395)
Net realized gain (loss)	480,397	526,783
Change in net unrealized appreciation (depreciation)	(681,569)	652,858
Net increase (decrease) in net assets resulting from operations	(211,760)	1,174,246
Distributions to shareholders from net realized gain	(385,126)	-
Share transactions - net increase (decrease)	(441,095)	1,448,478
Total increase (decrease) in net assets	(1,037,981)	2,622,724

Net Assets
Beginning of period	8,448,768	5,826,044
End of period (including accumulated net investment loss of $10,583 and undistributed net investment income of $5, respectively)	$ 7,410,787	$ 8,448,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.84	$ 21.08	$ 15.73	$ 17.95	$ 22.36	$ 17.12
Income from Investment Operations
Net investment income (loss) E	(.01)	.03 F, I	(.06)	(.06) H	.08	.01
Net realized and unrealized gain (loss)	(.59)	3.73	5.41	(2.10) H	(2.43)	6.63
Total from investment operations	(.60)	3.76	5.35	(2.16)	(2.35)	6.64
Distributions from net investment income	-	-	-	(.06)	(.04)	-
Distributions from net realized gain	(1.17)	-	-	-	(2.02)	(1.40)
Total distributions	(1.17)	-	-	(.06)	(2.06)	(1.40)
Net asset value, end of period	$ 23.07	$ 24.84	$ 21.08	$ 15.73	$ 17.95	$ 22.36
Total Return B, C, D	(2.53)%	17.84%	34.01%	(12.09)%	(11.73)%	41.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.15% A	1.18%	1.21%	1.26%	1.16%	1.14%
Expenses net of voluntary waivers, if any	1.15% A	1.18%	1.21%	1.26%	1.16%	1.14%
Expenses net of all reductions	1.08% A	1.11%	1.07%	1.08%	1.07%	1.11%
Net investment income (loss)	(.06)% A	.14% I	(.31)%	(.33)% H	.42%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,412	$ 1,479	$ 877	$ 384	$ 233	$ 134
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.99	$ 21.24	$ 15.87	$ 18.09	$ 22.49	$ 17.19
Income from Investment Operations
Net investment income (loss) E	(.03)	- F, I, J	(.09)	(.09) H	.04	(.04)
Net realized and unrealized gain (loss)	(.59)	3.75	5.46	(2.13) H	(2.44)	6.69
Total from investment operations	(.62)	3.75	5.37	(2.22)	(2.40)	6.65
Distributions from net realized gain	(1.14)	-	-	-	(2.00)	(1.35)
Net asset value, end of period	$ 23.23	$ 24.99	$ 21.24	$ 15.87	$ 18.09	$ 22.49
Total Return B, C, D	(2.61)%	17.66%	33.84%	(12.27)%	(11.86)%	41.26%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.39%	1.44%	1.36%	1.35%
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.39%	1.44%	1.36%	1.35%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.26%	1.28%	1.31%
Net investment income (loss)	(.21)% A	(.01)% J	(.48)%	(.51)% H	.21%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,957	$ 4,698	$ 3,228	$ 1,712	$ 1,405	$ 1,270
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.97	$ 20.51	$ 15.41	$ 17.66	$ 22.06	$ 16.93
Income from Investment Operations
Net investment income (loss) E	(.10)	(.14) F, I	(.18)	(.18) H	(.07)	(.15)
Net realized and unrealized gain (loss)	(.56)	3.60	5.28	(2.07) H	(2.40)	6.58
Total from investment operations	(.66)	3.46	5.10	(2.25)	(2.47)	6.43
Distributions from net realized gain	(.99)	-	-	-	(1.93)	(1.30)
Net asset value, end of period	$ 22.32	$ 23.97	$ 20.51	$ 15.41	$ 17.66	$ 22.06
Total Return B, C, D	(2.88)%	16.87%	33.10%	(12.74)%	(12.41)%	40.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95% A	1.97%	1.98%	1.98%	1.93%	1.89%
Expenses net of voluntary waivers, if any	1.95% A	1.97%	1.98%	1.98%	1.93%	1.89%
Expenses net of all reductions	1.89% A	1.91%	1.84%	1.80%	1.85%	1.85%
Net investment income (loss)	(.86)% A	(.66)% I	(1.08)%	(1.05)% H	(.35)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 856	$ 972	$ 829	$ 550	$ 529	$ 406
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 20.52	$ 15.42	$ 17.66	$ 22.08	$ 16.97
Income from Investment Operations
Net investment income (loss) E	(.09)	(.13) F, I	(.18)	(.17) H	(.06)	(.15)
Net realized and unrealized gain (loss)	(.57)	3.61	5.28	(2.07) H	(2.40)	6.59
Total from investment operations	(.66)	3.48	5.10	(2.24)	(2.46)	6.44
Distributions from net realized gain	(1.01)	-	-	-	(1.96)	(1.33)
Net asset value, end of period	$ 22.33	$ 24.00	$ 20.52	$ 15.42	$ 17.66	$ 22.08
Total Return B, C, D	(2.88)%	16.96%	33.07%	(12.68)%	(12.37)%	40.47%
Ratios to Average Net Assets G
Expenses before expense reductions	1.90% A	1.92%	1.92%	1.93%	1.90%	1.86%
Expenses net of voluntary waivers, if any	1.90% A	1.92%	1.92%	1.93%	1.90%	1.86%
Expenses net of all reductions	1.83% A	1.85%	1.78%	1.75%	1.81%	1.82%
Net investment income (loss)	(.81)% A	(.60)% I	(1.02)%	(1.00)% H	(.32)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$ 568	$ 653	$ 500	$ 296	$ 259	$ 187
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.48	$ 21.54	$ 16.00	$ 18.22	$ 22.63	$ 17.28
Income from Investment Operations
Net investment income (loss) D	.04	.12 E, H	.02	.02 G	.15	.08
Net realized and unrealized gain (loss)	(.61)	3.82	5.52	(2.14) G	(2.46)	6.70
Total from investment operations	(.57)	3.94	5.54	(2.12)	(2.31)	6.78
Distributions from net investment income	-	-	-	(.10)	(.08)	-
Distributions from net realized gain	(1.25)	-	-	-	(2.02)	(1.43)
Total distributions	(1.25)	-	-	(.10)	(2.10)	(1.43)
Net asset value, end of period	$ 23.66	$ 25.48	$ 21.54	$ 16.00	$ 18.22	$ 22.63
Total Return B, C	(2.37)%	18.29%	34.63%	(11.72)%	(11.41)%	42.01%
Ratios to Average Net Assets F
Expenses before expense reductions	.78% A	.79%	.81%	.82%	.82%	.83%
Expenses net of voluntary waivers, if any	.78% A	.79%	.81%	.82%	.82%	.83%
Expenses net of all reductions	.71% A	.73%	.66%	.64%	.73%	.79%
Net investment income (loss)	.31% A	.52% H	.09%	.11% G	.76%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 647	$ 393	$ 221	$ 165	$ 90
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.10 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on July 30, 2004, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,138,930
Unrealized depreciation	(295,924)
Net unrealized appreciation (depreciation)	$ 843,006
Cost for federal income tax purposes	$ 6,705,169

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions aggregated $5,517,423 and $5,291,922, respectively.

Securities delivered on an in-kind basis aggregated $402,848. Realized gain (loss) of $102,530 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,819	$ 7
Class T	.25%	.25%	11,117	47
Class B	.75%	.25%	4,621	3,471
Class C	.75%	.25%	3,109	427
			$ 20,666	$ 3,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 63
Class T	48
Class B *	833
Class C *	26
$ 970

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,123	.29 *
Class T	4,314	.19 *
Class B	1,592	.34 *
Class C	907	.29 *
Institutional Class	554	.17 *
	$ 9,490

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,738 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $174 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 29,153	3.07%	-	$ 27

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,570 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 4

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 70,469	$ -
Class T	215,053	-
Class B	40,023	-
Class C	27,417	-
Institutional Class	32,164	-
Total	$ 385,126	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	8,678	30,870	$ 206,535	$ 691,574
Reinvestment of distributions	2,749	-	65,696	-
Shares redeemed	(9,771)	(12,925)	(232,137)	(289,762)
Net increase (decrease)	1,656	17,945	$ 40,094	$ 401,812
Class T
Shares sold	19,864	76,155	$ 476,464	$ 1,720,885
Reinvestment of distributions	8,564	-	206,157	-
Shares redeemed	(46,109)	(40,102)	(1,094,301)	(903,626)
Net increase (decrease)	(17,681)	36,053	$ (411,680)	$ 817,259
Class B
Shares sold	697	6,634	$ 16,057	$ 144,106
Reinvestment of distributions	1,568	-	36,269	-
Shares redeemed	(4,428)	(6,500)	(100,935)	(141,048)
Net increase (decrease)	(2,163)	134	$ (48,609)	$ 3,058
Class C
Shares sold	969	8,081	$ 22,389	$ 175,485
Reinvestment of distributions	1,003	-	23,222	-
Shares redeemed	(3,726)	(5,239)	(84,525)	(113,498)
Net increase (decrease)	(1,754)	2,842	$ (38,914)	$ 61,987
Institutional Class
Shares sold	3,580	11,951	$ 87,169	$ 274,325
Reinvestment of distributions	1,055	-	25,853	-
Shares redeemed	(3,967)	(4,803)	(95,008)	(109,963)
Net increase (decrease)	668	7,148	$ 18,014	$ 164,362

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MC-USAN-0705
1.786799.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mid Cap

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 974.70	$ 5.66
HypotheticalA	$ 1,000.00	$ 1,019.20	$ 5.79
Class T
Actual	$ 1,000.00	$ 973.90	$ 6.40
HypotheticalA	$ 1,000.00	$ 1,018.45	$ 6.54
Class B
Actual	$ 1,000.00	$ 971.20	$ 9.58
HypotheticalA	$ 1,000.00	$ 1,015.21	$ 9.80
Class C
Actual	$ 1,000.00	$ 971.20	$ 9.34
HypotheticalA	$ 1,000.00	$ 1,015.46	$ 9.55
Institutional Class
Actual	$ 1,000.00	$ 976.30	$ 3.84
HypotheticalA	$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.15%
Class T	1.30%
Class B	1.95%
Class C	1.90%
Institutional Class	.78%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Harman International Industries, Inc.	5.5	5.9
Nextel Communications, Inc. Class A	5.5	5.5
National Oilwell Varco, Inc.	4.0	1.2
Sprint Corp.	3.5	0.0
Potash Corp. of Saskatchewan	3.5	2.7
Research In Motion Ltd.	3.5	0.1
Royal Caribbean Cruises Ltd.	3.3	3.5
Safeway, Inc.	3.2	2.4
Monsanto Co.	2.8	2.1
American Tower Corp. Class A	2.8	1.8
	37.6
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	26.0	18.1
Telecommunication Services	17.8	15.9
Energy	14.8	10.5
Materials	13.2	14.2
Information Technology	9.6	2.6
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004 **
	Stocks 100.0%		Stocks 92.1%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 7.9%
* Foreign investments	24.5%	** Foreign investments	19.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 26.0%
Automobiles - 1.5%
Renault SA (d)	1,329,726	$ 113,804
Diversified Consumer Services - 3.9%
Career Education Corp. (a)	4,949,300	171,592
DeVry, Inc. (a)	2,294,400	47,150
Universal Technical Institute, Inc. (a)(e)	2,158,400	65,939
Weight Watchers International, Inc. (a)	76,600	3,727
		288,408
Hotels, Restaurants & Leisure - 3.9%
Las Vegas Sands Corp.	20,400	740
Royal Caribbean Cruises Ltd.	5,180,700	238,882
Wendy's International, Inc.	197,700	8,922
Wynn Resorts Ltd. (a)	795,000	37,246
		285,790
Household Durables - 5.7%
Harman International Industries, Inc. (e)	4,912,600	407,054
KB Home	197,300	13,326
		420,380
Leisure Equipment & Products - 2.1%
Eastman Kodak Co. (d)	6,021,500	158,245
Media - 6.5%
Getty Images, Inc. (a)	1,604,900	120,111
NTL, Inc. (a)	2,290,524	147,235
Omnicom Group, Inc.	2,422,400	198,370
The DIRECTV Group, Inc. (a)	1,164,000	17,379
		483,095
Specialty Retail - 2.4%
GameStop Corp.:
Class A (a)	544,100	15,866
Class B (a)	16,800	451
Tiffany & Co., Inc.	5,110,800	159,099
		175,416
TOTAL CONSUMER DISCRETIONARY		1,925,138
CONSUMER STAPLES - 4.5%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	1,493,500	87,325
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.2%
Safeway, Inc. (a)	10,746,200	$ 236,524
Household Products - 0.1%
Colgate-Palmolive Co.	151,400	7,565
TOTAL CONSUMER STAPLES		331,414
ENERGY - 14.8%
Energy Equipment & Services - 13.2%
Cooper Cameron Corp. (a)	952,200	56,285
GlobalSantaFe Corp.	3,460,400	126,789
Grant Prideco, Inc. (a)	4,996,907	120,026
National Oilwell Varco, Inc. (a)	6,552,440	294,860
Noble Corp.	2,020,300	114,389
SEACOR Holdings, Inc. (a)(e)	1,327,000	77,046
Weatherford International Ltd. (a)	3,636,202	191,155
		980,550
Oil, Gas & Consumable Fuels - 1.6%
Pioneer Natural Resources Co.	978,600	39,271
Sunoco, Inc.	189,400	19,427
Tesoro Petroleum Corp. (a)	1,285,500	56,048
		114,746
TOTAL ENERGY		1,095,296
FINANCIALS - 1.9%
Capital Markets - 0.9%
Greenhill & Co., Inc.	775,600	27,673
Lazard Ltd. Class A	1,826,980	39,554
		67,227
Diversified Financial Services - 1.0%
Archipelago Holdings, Inc. (d)	1,945,700	66,835
Chicago Mercantile Exchange Holdings, Inc. Class A	36,700	7,934
		74,769
TOTAL FINANCIALS		141,996
HEALTH CARE - 2.9%
Biotechnology - 1.2%
Neurocrine Biosciences, Inc. (a)(e)	2,429,600	91,523
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.7%
Cytyc Corp. (a)	5,347,662	$ 125,189
TOTAL HEALTH CARE		216,712
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.0%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	3,760,011	113,928
L-3 Communications Holdings, Inc.	496,700	35,156
		149,084
Airlines - 0.8%
WestJet Airlines Ltd. (a)	5,102,000	56,824
Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	1,818,700	35,719
Fluor Corp.	1,689,100	97,039
		132,758
Industrial Conglomerates - 0.1%
Smiths Group PLC	707,701	11,316
Machinery - 0.8%
Flowserve Corp. (a)	995,100	29,326
Pentair, Inc.	778,700	34,660
		63,986
Marine - 0.2%
Diana Shipping, Inc.	452,800	7,018
DryShips, Inc.	300,700	5,563
		12,581
Road & Rail - 3.5%
Burlington Northern Santa Fe Corp.	1,802,400	89,075
CSX Corp.	1,125,700	46,807
Norfolk Southern Corp.	3,848,700	122,851
		258,733
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	242,500	7,549
TOTAL INDUSTRIALS		692,831
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 6.4%
Harris Corp.	407,500	$ 11,712
Motorola, Inc.	5,040,800	87,559
Nokia Corp. sponsored ADR	7,118,600	120,020
Research In Motion Ltd. (a)	3,104,960	258,648
		477,939
Electronic Equipment & Instruments - 1.2%
Symbol Technologies, Inc.	7,782,100	89,572
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.)	337,900	94,071
IT Services - 0.6%
Wright Express Corp. (e)	2,702,300	43,264
Semiconductors & Semiconductor Equipment - 0.1%
NVIDIA Corp. (a)	233,600	6,352
TOTAL INFORMATION TECHNOLOGY		711,198
MATERIALS - 13.2%
Chemicals - 7.8%
Agrium, Inc.	1,833,400	34,179
Monsanto Co.	3,609,500	205,742
Mosaic Co. (a)	6,061,470	79,284
Potash Corp. of Saskatchewan	2,893,640	259,925
		579,130
Construction Materials - 1.2%
Texas Industries, Inc. (e)	1,965,800	90,466
Metals & Mining - 4.2%
Newmont Mining Corp.	4,850,900	180,648
Novelis, Inc. (e)	5,211,460	125,055
		305,703
TOTAL MATERIALS		975,299
TELECOMMUNICATION SERVICES - 17.8%
Diversified Telecommunication Services - 7.5%
Citizens Communications Co.	13,361,530	182,251
Philippine Long Distance Telephone Co. sponsored ADR (d)	1,938,000	52,597
PT Indosat Tbk sponsored ADR	81,585	2,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	11,035,400	$ 261,429
Telewest Global, Inc. (a)	2,782,400	58,180
		556,558
Wireless Telecommunication Services - 10.3%
American Tower Corp. Class A (a)	11,385,510	205,395
Hutchison Telecommunications International Ltd. sponsored ADR (d)	10,711,500	149,854
Nextel Communications, Inc. Class A (a)	13,392,400	404,183
		759,432
TOTAL TELECOMMUNICATION SERVICES		1,315,990
TOTAL COMMON STOCKS (Cost $6,533,764)		7,405,874
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 3.05% (b)	11,089,371	11,089
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	131,212,100	131,212
TOTAL MONEY MARKET FUNDS (Cost $142,301)		142,301
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,676,065)		7,548,175
NET OTHER ASSETS - (1.9)%		(137,388)
NET ASSETS - 100%		$ 7,410,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.5%
Canada	9.9%
Cayman Islands	5.2%
Liberia	3.3%
Finland	1.6%
Brazil	1.5%
France	1.5%
Others (individually less than 1%)	1.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adolph Coors Co. Class B	$ 140,939	$ -	$ 22,420	$ -	$ -
Career Education Corp.	249,388	11,106	59,499	-	-
Citizens Communications Co.	270,050	-	72,273	8,461	-
Harman International Industries, Inc.	499,988	90,602	9,642	113	407,054
Neurocrine Biosciences, Inc.	-	115,733	5,719	-	91,523
Novelis, Inc.	-	113,744	-	398	125,055
Salem Communications Corp. Class A	26,658	129	21,637	-	-
SEACOR Holdings, Inc.	-	80,517	5,551	-	77,046
SpectraSite, Inc.	176,639	-	180,259	-	-
Texas Industries, Inc.	-	99,648	-	144	90,466
Universal Technical Institute, Inc.	71,478	402	-	-	65,939
Varco International, Inc.	151,864	9,092	31,823	-	-
WestJet Airlines Ltd.	68,207	4,186	27,646	-	-
Wright Express Corp.	-	61,515	12,369	-	43,264
Total	$ 1,655,211	$ 586,674	$ 448,838	$ 9,116	$ 900,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $128,050) (cost $6,676,065) - See accompanying schedule		$ 7,548,175
Receivable for investments sold		98,243
Receivable for fund shares sold		4,947
Dividends receivable		4,269
Interest receivable		57
Prepaid expenses		19
Other receivables		3,049
Total assets		7,658,759

Liabilities
Payable to custodian bank	$ 5,533
Payable for investments purchased	80,575
Payable for fund shares redeemed	22,405
Accrued management fee	3,463
Distribution fees payable	3,064
Other affiliated payables	1,578
Other payables and accrued expenses	142
Collateral on securities loaned, at value	131,212
Total liabilities		247,972

Net Assets		$ 7,410,787
Net Assets consist of:
Paid in capital		$ 6,094,425
Accumulated net investment loss		(10,583)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		454,789
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		872,156
Net Assets		$ 7,410,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,412,064 ÷ 61,210 shares)	$ 23.07

Maximum offering price per share (100/94.25 of $23.07)	$ 24.48
Class T: Net Asset Value and redemption price per share ($3,957,486 ÷ 170,333 shares)	$ 23.23

Maximum offering price per share (100/96.50 of $23.23)	$ 24.07
Class B: Net Asset Value and offering price per share ($856,431 ÷ 38,378 shares)A	$ 22.32

Class C: Net Asset Value and offering price per share ($568,022 ÷ 25,435 shares)A	$ 22.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($616,784 ÷ 26,065 shares)	$ 23.66

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $9,116 received from affiliated issuers)		$ 38,283
Interest		1,750
Security lending		1,398
Total income		41,431

Expenses
Management fee	$ 23,162
Transfer agent fees	9,490
Distribution fees	20,666
Accounting and security lending fees	654
Independent trustees' compensation	20
Custodian fees and expenses	127
Registration fees	138
Audit	51
Legal	12
Interest	27
Miscellaneous	254
Total expenses before reductions	54,601
Expense reductions	(2,582)	52,019
Net investment income (loss)		(10,588)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $41,745 from affiliated issuers)	480,670
Foreign currency transactions	(273)
Total net realized gain (loss)		480,397
Change in net unrealized appreciation (depreciation) on: Investment securities	(681,553)
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		(681,569)
Net gain (loss)		(201,172)
Net increase (decrease) in net assets resulting from operations		$ (211,760)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,588)	$ (5,395)
Net realized gain (loss)	480,397	526,783
Change in net unrealized appreciation (depreciation)	(681,569)	652,858
Net increase (decrease) in net assets resulting from operations	(211,760)	1,174,246
Distributions to shareholders from net realized gain	(385,126)	-
Share transactions - net increase (decrease)	(441,095)	1,448,478
Total increase (decrease) in net assets	(1,037,981)	2,622,724

Net Assets
Beginning of period	8,448,768	5,826,044
End of period (including accumulated net investment loss of $10,583 and undistributed net investment income of $5, respectively)	$ 7,410,787	$ 8,448,768

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.84	$ 21.08	$ 15.73	$ 17.95	$ 22.36	$ 17.12
Income from Investment Operations
Net investment income (loss) E	(.01)	.03 F, I	(.06)	(.06) H	.08	.01
Net realized and unrealized gain (loss)	(.59)	3.73	5.41	(2.10) H	(2.43)	6.63
Total from investment operations	(.60)	3.76	5.35	(2.16)	(2.35)	6.64
Distributions from net investment income	-	-	-	(.06)	(.04)	-
Distributions from net realized gain	(1.17)	-	-	-	(2.02)	(1.40)
Total distributions	(1.17)	-	-	(.06)	(2.06)	(1.40)
Net asset value, end of period	$ 23.07	$ 24.84	$ 21.08	$ 15.73	$ 17.95	$ 22.36
Total Return B, C, D	(2.53)%	17.84%	34.01%	(12.09)%	(11.73)%	41.50%
Ratios to Average Net Assets G
Expenses before expense reductions	1.15% A	1.18%	1.21%	1.26%	1.16%	1.14%
Expenses net of voluntary waivers, if any	1.15% A	1.18%	1.21%	1.26%	1.16%	1.14%
Expenses net of all reductions	1.08% A	1.11%	1.07%	1.08%	1.07%	1.11%
Net investment income (loss)	(.06)% A	.14% I	(.31)%	(.33)% H	.42%	.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,412	$ 1,479	$ 877	$ 384	$ 233	$ 134
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.99	$ 21.24	$ 15.87	$ 18.09	$ 22.49	$ 17.19
Income from Investment Operations
Net investment income (loss) E	(.03)	- F, I, J	(.09)	(.09) H	.04	(.04)
Net realized and unrealized gain (loss)	(.59)	3.75	5.46	(2.13) H	(2.44)	6.69
Total from investment operations	(.62)	3.75	5.37	(2.22)	(2.40)	6.65
Distributions from net realized gain	(1.14)	-	-	-	(2.00)	(1.35)
Net asset value, end of period	$ 23.23	$ 24.99	$ 21.24	$ 15.87	$ 18.09	$ 22.49
Total Return B, C, D	(2.61)%	17.66%	33.84%	(12.27)%	(11.86)%	41.26%
Ratios to Average Net Assets G
Expenses before expense reductions	1.30% A	1.32%	1.39%	1.44%	1.36%	1.35%
Expenses net of voluntary waivers, if any	1.30% A	1.32%	1.39%	1.44%	1.36%	1.35%
Expenses net of all reductions	1.24% A	1.25%	1.24%	1.26%	1.28%	1.31%
Net investment income (loss)	(.21)% A	(.01)% J	(.48)%	(.51)% H	.21%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,957	$ 4,698	$ 3,228	$ 1,712	$ 1,405	$ 1,270
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per share.

J As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.97	$ 20.51	$ 15.41	$ 17.66	$ 22.06	$ 16.93
Income from Investment Operations
Net investment income (loss) E	(.10)	(.14) F, I	(.18)	(.18) H	(.07)	(.15)
Net realized and unrealized gain (loss)	(.56)	3.60	5.28	(2.07) H	(2.40)	6.58
Total from investment operations	(.66)	3.46	5.10	(2.25)	(2.47)	6.43
Distributions from net realized gain	(.99)	-	-	-	(1.93)	(1.30)
Net asset value, end of period	$ 22.32	$ 23.97	$ 20.51	$ 15.41	$ 17.66	$ 22.06
Total Return B, C, D	(2.88)%	16.87%	33.10%	(12.74)%	(12.41)%	40.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.95% A	1.97%	1.98%	1.98%	1.93%	1.89%
Expenses net of voluntary waivers, if any	1.95% A	1.97%	1.98%	1.98%	1.93%	1.89%
Expenses net of all reductions	1.89% A	1.91%	1.84%	1.80%	1.85%	1.85%
Net investment income (loss)	(.86)% A	(.66)% I	(1.08)%	(1.05)% H	(.35)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 856	$ 972	$ 829	$ 550	$ 529	$ 406
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 20.52	$ 15.42	$ 17.66	$ 22.08	$ 16.97
Income from Investment Operations
Net investment income (loss) E	(.09)	(.13) F, I	(.18)	(.17) H	(.06)	(.15)
Net realized and unrealized gain (loss)	(.57)	3.61	5.28	(2.07) H	(2.40)	6.59
Total from investment operations	(.66)	3.48	5.10	(2.24)	(2.46)	6.44
Distributions from net realized gain	(1.01)	-	-	-	(1.96)	(1.33)
Net asset value, end of period	$ 22.33	$ 24.00	$ 20.52	$ 15.42	$ 17.66	$ 22.08
Total Return B, C, D	(2.88)%	16.96%	33.07%	(12.68)%	(12.37)%	40.47%
Ratios to Average Net Assets G
Expenses before expense reductions	1.90% A	1.92%	1.92%	1.93%	1.90%	1.86%
Expenses net of voluntary waivers, if any	1.90% A	1.92%	1.92%	1.93%	1.90%	1.86%
Expenses net of all reductions	1.83% A	1.85%	1.78%	1.75%	1.81%	1.82%
Net investment income (loss)	(.81)% A	(.60)% I	(1.02)%	(1.00)% H	(.32)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$ 568	$ 653	$ 500	$ 296	$ 259	$ 187
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.10 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

I As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 25.48	$ 21.54	$ 16.00	$ 18.22	$ 22.63	$ 17.28
Income from Investment Operations
Net investment income (loss) D	.04	.12 E, H	.02	.02 G	.15	.08
Net realized and unrealized gain (loss)	(.61)	3.82	5.52	(2.14) G	(2.46)	6.70
Total from investment operations	(.57)	3.94	5.54	(2.12)	(2.31)	6.78
Distributions from net investment income	-	-	-	(.10)	(.08)	-
Distributions from net realized gain	(1.25)	-	-	-	(2.02)	(1.43)
Total distributions	(1.25)	-	-	(.10)	(2.10)	(1.43)
Net asset value, end of period	$ 23.66	$ 25.48	$ 21.54	$ 16.00	$ 18.22	$ 22.63
Total Return B, C	(2.37)%	18.29%	34.63%	(11.72)%	(11.41)%	42.01%
Ratios to Average Net Assets F
Expenses before expense reductions	.78% A	.79%	.81%	.82%	.82%	.83%
Expenses net of voluntary waivers, if any	.78% A	.79%	.81%	.82%	.82%	.83%
Expenses net of all reductions	.71% A	.73%	.66%	.64%	.73%	.79%
Net investment income (loss)	.31% A	.52% H	.09%	.11% G	.76%	.35%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 647	$ 393	$ 221	$ 165	$ 90
Portfolio turnover rate	139% A	130%	164%	221%	243%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.10 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004, have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Mid Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on July 30, 2004, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund's investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,138,930
Unrealized depreciation	(295,924)
Net unrealized appreciation (depreciation)	$ 843,006
Cost for federal income tax purposes	$ 6,705,169

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions aggregated $5,517,423 and $5,291,922, respectively.

Securities delivered on an in-kind basis aggregated $402,848. Realized gain (loss) of $102,530 on securities delivered on an in-kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,819	$ 7
Class T	.25%	.25%	11,117	47
Class B	.75%	.25%	4,621	3,471
Class C	.75%	.25%	3,109	427
			$ 20,666	$ 3,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 63
Class T	48
Class B *	833
Class C *	26
$ 970

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 2,123	.29 *
Class T	4,314	.19 *
Class B	1,592	.34 *
Class C	907	.29 *
Institutional Class	554	.17 *
	$ 9,490

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,738 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $174 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 29,153	3.07%	-	$ 27

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,570 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $8. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class T	$ 4

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 70,469	$ -
Class T	215,053	-
Class B	40,023	-
Class C	27,417	-
Institutional Class	32,164	-
Total	$ 385,126	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	8,678	30,870	$ 206,535	$ 691,574
Reinvestment of distributions	2,749	-	65,696	-
Shares redeemed	(9,771)	(12,925)	(232,137)	(289,762)
Net increase (decrease)	1,656	17,945	$ 40,094	$ 401,812
Class T
Shares sold	19,864	76,155	$ 476,464	$ 1,720,885
Reinvestment of distributions	8,564	-	206,157	-
Shares redeemed	(46,109)	(40,102)	(1,094,301)	(903,626)
Net increase (decrease)	(17,681)	36,053	$ (411,680)	$ 817,259
Class B
Shares sold	697	6,634	$ 16,057	$ 144,106
Reinvestment of distributions	1,568	-	36,269	-
Shares redeemed	(4,428)	(6,500)	(100,935)	(141,048)
Net increase (decrease)	(2,163)	134	$ (48,609)	$ 3,058
Class C
Shares sold	969	8,081	$ 22,389	$ 175,485
Reinvestment of distributions	1,003	-	23,222	-
Shares redeemed	(3,726)	(5,239)	(84,525)	(113,498)
Net increase (decrease)	(1,754)	2,842	$ (38,914)	$ 61,987
Institutional Class
Shares sold	3,580	11,951	$ 87,169	$ 274,325
Reinvestment of distributions	1,055	-	25,853	-
Shares redeemed	(3,967)	(4,803)	(95,008)	(109,963)
Net increase (decrease)	668	7,148	$ 18,014	$ 164,362

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

MCI-USAN-0705
1.786800.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
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(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,025.40	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 6.99
Class T
Actual	$ 1,000.00	$ 1,024.90	$ 7.77
HypotheticalA	$ 1,000.00	$ 1,017.25	$ 7.75
Class B
Actual	$ 1,000.00	$ 1,021.80	$ 10.74
HypotheticalA	$ 1,000.00	$ 1,014.31	$ 10.70
Class C
Actual	$ 1,000.00	$ 1,022.10	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.51	$ 10.50
Institutional Class
Actual	$ 1,000.00	$ 1,027.30	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.54%
Class B	2.13%
Class C	2.09%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Florida Rock Industries, Inc.	4.9	4.4
United Natural Foods, Inc.	3.9	3.2
Waste Connections, Inc.	3.9	3.8
Mettler-Toledo International, Inc.	3.3	3.7
Ctrip.com International Ltd. sponsored ADR	2.9	2.4
Alamosa Holdings, Inc.	2.6	1.8
MPS Group, Inc.	2.4	3.2
bebe Stores, Inc.	2.1	1.4
American Tower Corp. Class A	2.0	2.1
TALX Corp.	1.9	0.8
	29.9
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	22.3
Consumer Discretionary	17.3	15.5
Industrials	16.9	15.4
Health Care	14.5	14.0
Materials	6.9	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 98.1%		Stocks 93.6%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	8.4%	** Foreign investments	8.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.0%
Amerigon, Inc. (a)	300,000	$ 1,185
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	200,000	6,796
Hotels, Restaurants & Leisure - 4.8%
Benihana, Inc. Class A (sub. vtg.) (a)	92,000	1,361
California Pizza Kitchen, Inc. (a)	300,000	7,200
Choice Hotels International, Inc.	27,700	1,817
Ctrip.com International Ltd. sponsored ADR (a)	1,519,400	77,186
Monarch Casino & Resort, Inc. (a)(d)	475,600	9,560
Sonic Corp. (a)	516,900	17,575
Starbucks Coffee Japan Ltd.	53,607	15,036
		129,735
Household Durables - 2.4%
Beazer Homes USA, Inc.	135,000	7,217
Champion Enterprises, Inc. (a)	353,200	3,437
D.R. Horton, Inc.	225,940	7,811
Jarden Corp. (a)	310,100	15,778
Lennar Corp. Class B	57,420	3,086
Maytag Corp. (d)	1,824,700	26,622
		63,951
Leisure Equipment & Products - 2.3%
Brunswick Corp.	672,600	28,949
MarineMax, Inc. (a)(e)	1,218,000	33,519
		62,468
Media - 1.7%
ADVO, Inc.	130,400	4,049
Cumulus Media, Inc. Class A (a)	300,000	3,747
Harris Interactive, Inc. (a)	1,000,000	4,930
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	15,488
Radio One, Inc. Class A (a)	500,000	6,310
Salem Communications Corp. Class A (a)	100,000	1,817
Scholastic Corp. (a)	100,000	3,752
Scottish Radio Holdings PLC	5,610	89
UnitedGlobalCom, Inc. Class A (a)	484,200	4,406
		44,588
Multiline Retail - 0.6%
Neiman Marcus Group, Inc. Class A	160,100	15,458
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.0%
Aaron Rents, Inc.	434,500	$ 9,824
Bakers Footwear Group, Inc. (a)(e)	371,500	3,715
bebe Stores, Inc. (d)	1,473,150	56,731
Big 5 Sporting Goods Corp.	78,000	2,035
Finlay Enterprises, Inc. (a)	160,900	2,088
Hot Topic, Inc. (a)	300,000	6,441
SAZABY, Inc.	465,200	9,275
Yamada Denki Co. Ltd.	310,100	16,827
		106,936
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	200,000	9,330
Liz Claiborne, Inc.	640,900	24,066
		33,396
TOTAL CONSUMER DISCRETIONARY		464,513
CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 4.0%
Spartan Stores, Inc. (a)	200,000	2,580
United Natural Foods, Inc. (a)(e)	3,253,566	105,546
		108,126
Food Products - 1.5%
American Italian Pasta Co. Class A (d)(e)	1,131,087	26,026
McCormick & Co., Inc. (non-vtg.)	413,500	13,993
		40,019
Household Products - 0.4%
Spectrum Brands, Inc. (a)	300,000	11,091
TOTAL CONSUMER STAPLES		159,236
ENERGY - 4.1%
Energy Equipment & Services - 2.0%
BJ Services Co.	268,800	13,534
Global Industries Ltd. (a)	2,377,600	20,328
Maverick Tube Corp. (a)	200,000	6,042
Rowan Companies, Inc.	230,000	6,325
Smith International, Inc.	120,000	7,051
		53,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Arch Coal, Inc.	100,000	$ 4,845
Petroquest Energy, Inc. (a)	1,000,000	5,620
Premcor, Inc.	100,000	6,787
Teekay Shipping Corp.	760,980	32,326
Tsakos Energy Navigation Ltd.	202,600	8,100
		57,678
TOTAL ENERGY		110,958
FINANCIALS - 5.3%
Capital Markets - 0.1%
E*TRADE Financial Corp. (a)	20,000	247
Investors Financial Services Corp.	2,400	100
Waddell & Reed Financial, Inc. Class A	150,000	2,876
		3,223
Commercial Banks - 3.0%
East West Bancorp, Inc.	400,000	13,456
First Community Bancorp, California	4,100	181
PrivateBancorp, Inc.	200,000	6,758
SVB Financial Group (a)	869,840	41,544
Texas Capital Bancshares, Inc. (a)	200,000	3,744
Texas Regional Bancshares, Inc. Class A	511,700	14,732
		80,415
Insurance - 0.7%
Commerce Group, Inc., Massachusetts	50,000	2,980
Markel Corp. (a)	20,000	6,835
Navigators Group, Inc. (a)	100,000	3,324
Scottish Re Group Ltd.	83,900	1,962
Specialty Underwriters' Alliance, Inc.	300,000	2,367
UICI	50,000	1,258
		18,726
Real Estate - 1.1%
Capital Lease Funding, Inc.	1,093,700	12,064
CBL & Associates Properties, Inc.	60,004	4,889
CenterPoint Properties Trust (SBI)	23,640	988
Gables Residential Trust (SBI)	200,000	7,282
Home Properties of New York, Inc.	3,226	133
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Macquarie Goodman Group unit	636,910	$ 1,924
Reckson Associates Realty Corp.	100,000	3,159
		30,439
Thrifts & Mortgage Finance - 0.4%
Harbor Florida Bancshares, Inc.	300,000	10,671
TOTAL FINANCIALS		143,474
HEALTH CARE - 14.5%
Biotechnology - 1.9%
Charles River Laboratories International, Inc. (a)	541,400	26,036
Harvard Bioscience, Inc. (a)	300,000	966
Medarex, Inc. (a)	827,000	6,269
ONYX Pharmaceuticals, Inc. (a)	259,300	6,480
OSI Pharmaceuticals, Inc. (a)	10,400	387
Serologicals Corp. (a)	500,000	10,745
		50,883
Health Care Equipment & Supplies - 10.3%
American Medical Systems Holdings, Inc. (a)	1,033,800	20,635
BioLase Technology, Inc. (d)	668,200	4,717
Cholestech Corp. (a)	300,000	2,745
Dade Behring Holdings, Inc.	300,000	20,055
DJ Orthopedics, Inc. (a)	500,000	13,875
Edwards Lifesciences Corp. (a)	100,000	4,571
Foxhollow Technologies, Inc.	1,700	64
Gen-Probe, Inc. (a)	206,700	8,032
Hologic, Inc. (a)	100,000	3,681
INAMED Corp. (a)	145,400	9,048
Medical Action Industries, Inc. (a)	400,000	7,092
Mentor Corp.	761,900	31,169
Microtek Medical Holdings, Inc. (a)	38,500	136
Millipore Corp. (a)	466,270	24,008
Regeneration Technologies, Inc. (a)	500,000	3,365
ResMed, Inc. (a)	624,010	38,982
Schick Technologies, Inc. (a)	300,000	5,730
Sonic Innovations, Inc. (a)	400,000	1,740
Wilson Greatbatch Technologies, Inc. (a)(e)	2,139,300	51,429
Wright Medical Group, Inc. (a)	930,800	25,634
		276,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Advisory Board Co. (a)	400,500	$ 18,087
American Dental Partners, Inc. (a)	156,022	3,749
Caremark Rx, Inc. (a)	21,900	978
Community Health Systems, Inc. (a)	200,000	7,274
Molina Healthcare, Inc. (a)	470,000	20,116
		50,204
Pharmaceuticals - 0.5%
Connetics Corp. (a)	206,500	4,599
Kyorin Pharmaceutical Co. Ltd.	310,000	3,859
Matrixx Initiatives, Inc. (a)(d)(e)	500,000	5,270
		13,728
TOTAL HEALTH CARE		391,523
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)(e)	3,238,100	46,855
United Defense Industries, Inc.	206,700	15,401
		62,256
Air Freight & Logistics - 0.6%
Forward Air Corp.	620,250	16,654
Building Products - 1.3%
Trex Co., Inc. (a)	719,300	27,729
York International Corp.	200,000	8,240
		35,969
Commercial Services & Supplies - 5.5%
A.T. Cross Co. Class A (a)	321,300	1,616
Cintas Corp.	206,800	8,349
Copart, Inc. (a)	516,900	12,814
Korn/Ferry International (a)	856,700	13,587
Labor Ready, Inc. (a)	300,000	6,192
Waste Connections, Inc. (a)(e)	2,807,650	104,108
		146,666
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	459,000	9,914
Electrical Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	100,000	1,928
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Genlyte Group, Inc. (a)	200,000	$ 8,912
Lamson & Sessions Co. (a)	100,000	1,089
		11,929
Machinery - 2.3%
Actuant Corp. Class A (a)	423,600	19,062
Albany International Corp. Class A	300,000	9,381
Astec Industries, Inc. (a)	300,000	6,579
Briggs & Stratton Corp.	620,200	21,000
Bucyrus International, Inc. Class A	9,100	325
CLARCOR, Inc.	200,000	5,618
		61,965
Marine - 1.2%
Alexander & Baldwin, Inc.	707,682	31,456
Road & Rail - 2.5%
Heartland Express, Inc.	715,809	14,352
Knight Transportation, Inc.	300,000	7,335
Laidlaw International, Inc. (a)	1,433,800	31,888
Landstar System, Inc. (a)	196,400	6,627
Marten Transport Ltd. (a)	407,137	7,984
		68,186
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc. Class A	300,000	9,339
TOTAL INDUSTRIALS		454,334
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.1%
Alvarion Ltd. (a)	100,000	906
Belden CDT, Inc.	802,450	16,145
Enterasys Networks, Inc. (a)	4,020	4
Lucent Technologies, Inc. (a)	13,381	38
Polycom, Inc. (a)	1,170,960	20,035
Powerwave Technologies, Inc. (a)	400,000	3,652
SafeNet, Inc. (a)	258,400	8,119
SiRF Technology Holdings, Inc. (a)	500,000	7,080
		55,979
Computers & Peripherals - 0.8%
Emulex Corp. (a)	500,000	9,450
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
LaserCard Corp. (a)(d)	50,000	$ 300
Neoware Systems, Inc. (a)(e)	1,000,000	10,120
		19,870
Electronic Equipment & Instruments - 5.4%
Amphenol Corp. Class A	206,700	8,762
Bell Microproducts, Inc. (a)	300,000	2,460
Celestica, Inc. (sub. vtg.) (a)	376,687	4,748
Enplas Corp.	40,000	948
FARO Technologies, Inc. (a)	500,000	13,910
FLIR Systems, Inc. (a)	181,883	4,874
Mettler-Toledo International, Inc. (a)	1,800,000	88,200
Nichicon Corp.	117,400	1,541
Vishay Intertechnology, Inc. (a)	1,520,481	19,614
		145,057
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	1,643,200	23,071
Digitas, Inc. (a)	673,538	7,456
Homestore, Inc. (a)	150,000	314
iMergent, Inc. (a)(d)	268,200	2,843
MatrixOne, Inc. (a)	1,000,000	4,570
Openwave Systems, Inc. (a)	2,156,500	33,534
Vignette Corp. (a)	15,400	18
Websense, Inc. (a)	300,000	16,113
		87,919
IT Services - 4.8%
MPS Group, Inc. (a)(e)	6,818,900	63,961
Pegasus Solutions, Inc. (a)	280,490	3,018
SI International, Inc. (a)	400,000	11,340
TALX Corp. (e)	1,850,000	51,652
		129,971
Semiconductors & Semiconductor Equipment - 3.7%
Agere Systems, Inc. (a)	409	6
Cymer, Inc. (a)	100,000	2,841
FormFactor, Inc. (a)	200,000	5,204
Intersil Corp. Class A	127,390	2,390
Jenoptik AG (a)	56,650	613
Lam Research Corp. (a)	516,900	15,858
LTX Corp. (a)	300,000	1,437
MKS Instruments, Inc. (a)	1,711,600	28,584
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	13,400	$ 157
Photronics, Inc. (a)	100,000	2,303
RF Micro Devices, Inc. (a)	2,000,000	9,300
Sanken Electric Co. Ltd.	1,527,000	20,841
Semtech Corp. (a)	200,000	3,648
Trident Microsystems, Inc. (a)	129,774	2,749
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	4,058
		99,989
Software - 1.9%
Bottomline Technologies, Inc. (a)	565,000	7,673
Kronos, Inc. (a)	451,673	20,398
Macrovision Corp. (a)	1,003,968	21,093
THQ, Inc. (a)	100,000	2,789
		51,953
TOTAL INFORMATION TECHNOLOGY		590,738
MATERIALS - 6.9%
Chemicals - 0.1%
Olin Corp.	100,000	1,877
OMNOVA Solutions, Inc. (a)	100,000	406
		2,283
Construction Materials - 4.9%
Florida Rock Industries, Inc.	1,994,797	130,551
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	95
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc. (d)	413,400	24,238
Lionore Mining International Ltd. (a)	500,000	2,498
Oregon Steel Mills, Inc. (a)	200,000	3,532
Steel Dynamics, Inc.	723,517	19,455
Stillwater Mining Co. (a)	174,322	1,177
		50,900
Paper & Forest Products - 0.0%
Sino-Forest Corp. (a)	500,000	1,199
TOTAL MATERIALS		185,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.1%
Wireless Telecommunication Services - 5.1%
Alamosa Holdings, Inc. (a)	5,572,400	$ 68,819
American Tower Corp. Class A (a)	2,997,900	54,082
MTN Group Ltd.	1,000,000	6,586
Ubiquitel, Inc. (a)	1,000,000	6,920
		136,407
UTILITIES - 0.1%
Electric Utilities - 0.1%
Sierra Pacific Resources (a)(d)	300,000	3,585
TOTAL COMMON STOCKS (Cost $1,941,773)		2,639,796
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)(cost $108)	7,200	0
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 3.05% (b)	43,947,808	43,948
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	29,793,975	29,794
TOTAL MONEY MARKET FUNDS (Cost $73,742)		73,742
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,015,623)		2,713,538
NET OTHER ASSETS - (0.8)%		(22,145)
NET ASSETS - 100%		$ 2,691,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 124
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 13,309	$ 10,725	$ -	$ 387	$ 26,026
Bakers Footwear Group, Inc.	3,158	-	-	-	3,715
BE Aerospace, Inc.	27,573	7,136	-	-	46,855
Capital Lease Funding, Inc.	26,485	-	10,607	523	-
MarineMax, Inc.	34,066	1,942	-	-	33,519
Matrixx Initiatives, Inc.	6,845	-	-	-	5,270
MPS Group, Inc.	82,411	-	5,596	-	63,961
Neoware Systems, Inc.	4,380	5,568	-	-	10,120
TALX Corp.	20,580	17,870	-	96	51,652
United Natural Foods, Inc.	80,271	11,402	-	-	105,546
Waste Connections, Inc.	95,629	-	-	-	104,108
Wilson Greatbatch Technologies, Inc.	29,143	14,143	-	-	51,429
Wright Medical Group, Inc.	32,811	20,121	23,566	-	-
Total	$ 456,661	$ 88,907	$ 39,769	$ 1,006	$ 502,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,086) (cost $2,015,623) - See accompanying schedule		$ 2,713,538
Receivable for investments sold		14,688
Receivable for fund shares sold		5,088
Dividends receivable		1,074
Interest receivable		177
Prepaid expenses		5
Other receivables		267
Total assets		2,734,837

Liabilities
Payable for investments purchased	$ 4,392
Payable for fund shares redeemed	5,823
Accrued management fee	1,570
Distribution fees payable	1,120
Other affiliated payables	685
Other payables and accrued expenses	60
Collateral on securities loaned, at value	29,794
Total liabilities		43,444

Net Assets		$ 2,691,393
Net Assets consist of:
Paid in capital		$ 1,995,439
Accumulated net investment loss		(13,659)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,703
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		697,910
Net Assets		$ 2,691,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($471,390 ÷ 19,105 shares)	$ 24.67

Maximum offering price per share (100/94.25 of $24.67)	$ 26.18
Class T: Net Asset Value and redemption price per share ($1,291,951 ÷ 53,194 shares)	$ 24.29

Maximum offering price per share (100/96.50 of $24.29)	$ 25.17
Class B: Net Asset Value and offering price per share ($327,439 ÷ 13,960 shares)A	$ 23.46

Class C: Net Asset Value and offering price per share ($291,060 ÷ 12,340 shares)A	$ 23.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,553 ÷ 12,268 shares)	$ 25.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $1,006 received from affiliated issuers)		$ 5,161
Interest		1,497
Security lending		416
Total income		7,074

Expenses
Management fee	$ 9,519
Transfer agent fees	3,853
Distribution fees	6,936
Accounting and security lending fees	462
Independent trustees' compensation	6
Custodian fees and expenses	59
Registration fees	86
Audit	30
Legal	3
Miscellaneous	80
Total expenses before reductions	21,034
Expense reductions	(301)	20,733
Net investment income (loss)		(13,659)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(8,492) from affiliated issuers)	12,687
Foreign currency transactions	(14)
Total net realized gain (loss)		12,673
Change in net unrealized appreciation (depreciation) on: Investment securities	59,359
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		59,350
Net gain (loss)		72,023
Net increase (decrease) in net assets resulting from operations		$ 58,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,659)	$ (22,488)
Net realized gain (loss)	12,673	143,321
Change in net unrealized appreciation (depreciation)	59,350	301,082
Net increase (decrease) in net assets resulting from operations	58,364	421,915
Distributions to shareholders from net realized gain	(4,389)	-
Share transactions - net increase (decrease)	101,330	420,327
Total increase (decrease) in net assets	155,305	842,242

Net Assets
Beginning of period	2,536,088	1,693,846
End of period (including accumulated net investment loss of $13,659 and $0, respectively)	$ 2,691,393	$ 2,536,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.10	$ 19.63	$ 15.56	$ 16.83	$ 17.47	$ 19.84
Income from Investment Operations
Net investment income (loss) E	(.10)	(.17) G	(.16)	(.13)	(.08)	(.12) F
Net realized and unrealized gain (loss)	.71	4.64	4.23	(1.14)	(.56)	(1.69)
Total from investment operations	.61	4.47	4.07	(1.27)	(.64)	(1.81)
Distributions from net realized gain	(.04)	-	-	-	-	(.56)
Net asset value, end of period	$ 24.67	$ 24.10	$ 19.63	$ 15.56	$ 16.83	$ 17.47
Total Return B, C, D	2.54%	22.77%	26.16%	(7.55)%	(3.66)%	(9.59)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.39% A	1.36%	1.39%	1.41%	1.35%	1.30%
Expenses net of voluntary waivers, if any	1.39% A	1.36%	1.39%	1.41%	1.35%	1.30%
Expenses net of all reductions	1.37% A	1.34%	1.35%	1.38%	1.34%	1.29%
Net investment income (loss)	(.83)% A	(.81)%	(.99)%	(.81)%	(.47)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 471	$ 432	$ 193	$ 117	$ 105	$ 104
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.74	$ 19.38	$ 15.40	$ 16.70	$ 17.37	$ 19.77
Income from Investment Operations
Net investment income (loss) E	(.12)	(.22) G	(.20)	(.17)	(.12)	(.17) F
Net realized and unrealized gain (loss)	.71	4.58	4.18	(1.13)	(.55)	(1.69)
Total from investment operations	.59	4.36	3.98	(1.30)	(.67)	(1.86)
Distributions from net realized gain	(.04)	-	-	-	-	(.54)
Net asset value, end of period	$ 24.29	$ 23.74	$ 19.38	$ 15.40	$ 16.70	$ 17.37
Total Return B, C, D	2.49%	22.50%	25.84%	(7.78)%	(3.86)%	(9.87)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.54% A	1.58%	1.63%	1.64%	1.58%	1.53%
Expenses net of voluntary waivers, if any	1.54% A	1.58%	1.63%	1.64%	1.58%	1.53%
Expenses net of all reductions	1.52% A	1.57%	1.59%	1.61%	1.57%	1.53%
Net investment income (loss)	(.98)% A	(1.04)%	(1.23)%	(1.04)%	(.69)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,292	$ 1,240	$ 854	$ 612	$ 611	$ 625
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.00	$ 18.88	$ 15.09	$ 16.45	$ 17.20	$ 19.63
Income from Investment Operations
Net investment income (loss) E	(.18)	(.33) G	(.28)	(.25)	(.21)	(.28) F
Net realized and unrealized gain (loss)	.68	4.45	4.07	(1.11)	(.54)	(1.66)
Total from investment operations	.50	4.12	3.79	(1.36)	(.75)	(1.94)
Distributions from net realized gain	(.04)	-	-	-	-	(.49)
Net asset value, end of period	$ 23.46	$ 23.00	$ 18.88	$ 15.09	$ 16.45	$ 17.20
Total Return B, C, D	2.18%	21.82%	25.12%	(8.27)%	(4.36)%	(10.31)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.13% A	2.18%	2.19%	2.18%	2.12%	2.06%
Expenses net of voluntary waivers, if any	2.13% A	2.18%	2.19%	2.18%	2.12%	2.06%
Expenses net of all reductions	2.11% A	2.16%	2.15%	2.15%	2.10%	2.05%
Net investment income (loss)	(1.57)% A	(1.63)%	(1.79)%	(1.58)%	(1.23)%	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 343	$ 298	$ 246	$ 271	$ 287
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$ 18.97	$ 15.15	$ 16.51	$ 17.26	$ 19.68
Income from Investment Operations
Net investment income (loss) E	(.18)	(.32) G	(.27)	(.25)	(.21)	(.27) F
Net realized and unrealized gain (loss)	.69	4.47	4.09	(1.11)	(.54)	(1.66)
Total from investment operations	.51	4.15	3.82	(1.36)	(.75)	(1.93)
Distributions from net realized gain	(.04)	-	-	-	-	(.49)
Net asset value, end of period	$ 23.59	$ 23.12	$ 18.97	$ 15.15	$ 16.51	$ 17.26
Total Return B, C, D	2.21%	21.88%	25.21%	(8.24)%	(4.35)%	(10.23)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.09% A	2.12%	2.13%	2.13%	2.07%	2.02%
Expenses net of voluntary waivers, if any	2.09% A	2.12%	2.13%	2.13%	2.07%	2.02%
Expenses net of all reductions	2.07% A	2.10%	2.09%	2.10%	2.05%	2.02%
Net investment income (loss)	(1.54)% A	(1.57)%	(1.73)%	(1.53)%	(1.18)%	(1.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 294	$ 241	$ 190	$ 204	$ 220
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.60	$ 19.96	$ 15.76	$ 16.97	$ 17.55	$ 19.89
Income from Investment Operations
Net investment income (loss) D	(.05)	(.10) F	(.10)	(.07)	(.01)	(.05) E
Net realized and unrealized gain (loss)	.72	4.74	4.30	(1.14)	(.57)	(1.70)
Total from investment operations	.67	4.64	4.20	(1.21)	(.58)	(1.75)
Distributions from net realized gain	(.04)	-	-	-	-	(.59)
Net asset value, end of period	$ 25.23	$ 24.60	$ 19.96	$ 15.76	$ 16.97	$ 17.55
Total Return B, C	2.73%	23.25%	26.65%	(7.13)%	(3.30)%	(9.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A	1.01%	.99%	1.00%	.96%	.97%
Expenses net of voluntary waivers, if any	.97% A	1.01%	.99%	1.00%	.96%	.97%
Expenses net of all reductions	.95% A	.99%	.95%	.97%	.95%	.96%
Net investment income (loss)	(.41)% A	(.46)%	(.58)%	(.40)%	(.07)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 310	$ 227	$ 108	$ 70	$ 61	$ 59
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, excise tax regulations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 807,955
Unrealized depreciation	(110,425)
Net unrealized appreciation (depreciation)	$ 697,530
Cost for federal income tax purposes	$ 2,016,008

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $579,678 and $384,284, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 568	$ 8
Class T	.25%	.25%	3,221	36
Class B	.75%	.25%	1,673	1,256
Class C	.75%	.25%	1,474	215
			$ 6,936	$ 1,515

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 166
Class T	55
Class B *	293
Class C *	15
$ 529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 825	.36 *
Class T	1,711	.27 *
Class B	590	.35 *
Class C	468	.32 *
Institutional Class	259	.20 *
	$ 3,853

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,161 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $299 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 743	$ -
Class T	2,146	-
Class B	593	-
Class C	515	-
Institutional Class	392	-
Total	$ 4,389	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	4,717	11,377	$ 114,259	$ 249,631
Reinvestment of distributions	29	-	674	-
Shares redeemed	(3,548)	(3,314)	(85,433)	(70,298)
Net increase (decrease)	1,198	8,063	$ 29,500	$ 179,333
Class T
Shares sold	13,578	22,343	$ 323,846	$ 469,760
Reinvestment of distributions	89	-	2,058	-
Shares redeemed	(12,685)	(14,200)	(297,706)	(296,064)
Net increase (decrease)	982	8,143	$ 28,198	$ 173,696
Class B
Shares sold	727	2,079	$ 16,764	$ 42,569
Reinvestment of distributions	23	-	512	-
Shares redeemed	(1,724)	(2,909)	(39,664)	(58,894)
Net increase (decrease)	(974)	(830)	$ (22,388)	$ (16,325)
Class C
Shares sold	1,531	2,976	$ 35,583	$ 60,999
Reinvestment of distributions	19	-	438	-
Shares redeemed	(1,921)	(2,948)	(44,247)	(60,061)
Net increase (decrease)	(371)	28	$ (8,226)	$ 938
Institutional Class
Shares sold	4,143	6,127	$ 102,004	$ 132,713
Reinvestment of distributions	12	-	293	-
Shares redeemed	(1,137)	(2,300)	(28,051)	(50,028)
Net increase (decrease)	3,018	3,827	$ 74,246	$ 82,685

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCF-USAN-0705
1.786801.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Small Cap

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semionnual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,025.40	$ 7.02
HypotheticalA	$ 1,000.00	$ 1,018.00	$ 6.99
Class T
Actual	$ 1,000.00	$ 1,024.90	$ 7.77
HypotheticalA	$ 1,000.00	$ 1,017.25	$ 7.75
Class B
Actual	$ 1,000.00	$ 1,021.80	$ 10.74
HypotheticalA	$ 1,000.00	$ 1,014.31	$ 10.70
Class C
Actual	$ 1,000.00	$ 1,022.10	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.51	$ 10.50
Institutional Class
Actual	$ 1,000.00	$ 1,027.30	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,020.09	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.54%
Class B	2.13%
Class C	2.09%
Institutional Class	.97%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Florida Rock Industries, Inc.	4.9	4.4
United Natural Foods, Inc.	3.9	3.2
Waste Connections, Inc.	3.9	3.8
Mettler-Toledo International, Inc.	3.3	3.7
Ctrip.com International Ltd. sponsored ADR	2.9	2.4
Alamosa Holdings, Inc.	2.6	1.8
MPS Group, Inc.	2.4	3.2
bebe Stores, Inc.	2.1	1.4
American Tower Corp. Class A	2.0	2.1
TALX Corp.	1.9	0.8
	29.9
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	22.3
Consumer Discretionary	17.3	15.5
Industrials	16.9	15.4
Health Care	14.5	14.0
Materials	6.9	7.1
Asset Allocation (% of fund's net assets)
As of May 31, 2005*		As of November 30, 2004**
	Stocks 98.1%		Stocks 93.6%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	8.4%	** Foreign investments	8.4%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.0%
Amerigon, Inc. (a)	300,000	$ 1,185
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	200,000	6,796
Hotels, Restaurants & Leisure - 4.8%
Benihana, Inc. Class A (sub. vtg.) (a)	92,000	1,361
California Pizza Kitchen, Inc. (a)	300,000	7,200
Choice Hotels International, Inc.	27,700	1,817
Ctrip.com International Ltd. sponsored ADR (a)	1,519,400	77,186
Monarch Casino & Resort, Inc. (a)(d)	475,600	9,560
Sonic Corp. (a)	516,900	17,575
Starbucks Coffee Japan Ltd.	53,607	15,036
		129,735
Household Durables - 2.4%
Beazer Homes USA, Inc.	135,000	7,217
Champion Enterprises, Inc. (a)	353,200	3,437
D.R. Horton, Inc.	225,940	7,811
Jarden Corp. (a)	310,100	15,778
Lennar Corp. Class B	57,420	3,086
Maytag Corp. (d)	1,824,700	26,622
		63,951
Leisure Equipment & Products - 2.3%
Brunswick Corp.	672,600	28,949
MarineMax, Inc. (a)(e)	1,218,000	33,519
		62,468
Media - 1.7%
ADVO, Inc.	130,400	4,049
Cumulus Media, Inc. Class A (a)	300,000	3,747
Harris Interactive, Inc. (a)	1,000,000	4,930
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	15,488
Radio One, Inc. Class A (a)	500,000	6,310
Salem Communications Corp. Class A (a)	100,000	1,817
Scholastic Corp. (a)	100,000	3,752
Scottish Radio Holdings PLC	5,610	89
UnitedGlobalCom, Inc. Class A (a)	484,200	4,406
		44,588
Multiline Retail - 0.6%
Neiman Marcus Group, Inc. Class A	160,100	15,458
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 4.0%
Aaron Rents, Inc.	434,500	$ 9,824
Bakers Footwear Group, Inc. (a)(e)	371,500	3,715
bebe Stores, Inc. (d)	1,473,150	56,731
Big 5 Sporting Goods Corp.	78,000	2,035
Finlay Enterprises, Inc. (a)	160,900	2,088
Hot Topic, Inc. (a)	300,000	6,441
SAZABY, Inc.	465,200	9,275
Yamada Denki Co. Ltd.	310,100	16,827
		106,936
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	200,000	9,330
Liz Claiborne, Inc.	640,900	24,066
		33,396
TOTAL CONSUMER DISCRETIONARY		464,513
CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 4.0%
Spartan Stores, Inc. (a)	200,000	2,580
United Natural Foods, Inc. (a)(e)	3,253,566	105,546
		108,126
Food Products - 1.5%
American Italian Pasta Co. Class A (d)(e)	1,131,087	26,026
McCormick & Co., Inc. (non-vtg.)	413,500	13,993
		40,019
Household Products - 0.4%
Spectrum Brands, Inc. (a)	300,000	11,091
TOTAL CONSUMER STAPLES		159,236
ENERGY - 4.1%
Energy Equipment & Services - 2.0%
BJ Services Co.	268,800	13,534
Global Industries Ltd. (a)	2,377,600	20,328
Maverick Tube Corp. (a)	200,000	6,042
Rowan Companies, Inc.	230,000	6,325
Smith International, Inc.	120,000	7,051
		53,280
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Arch Coal, Inc.	100,000	$ 4,845
Petroquest Energy, Inc. (a)	1,000,000	5,620
Premcor, Inc.	100,000	6,787
Teekay Shipping Corp.	760,980	32,326
Tsakos Energy Navigation Ltd.	202,600	8,100
		57,678
TOTAL ENERGY		110,958
FINANCIALS - 5.3%
Capital Markets - 0.1%
E*TRADE Financial Corp. (a)	20,000	247
Investors Financial Services Corp.	2,400	100
Waddell & Reed Financial, Inc. Class A	150,000	2,876
		3,223
Commercial Banks - 3.0%
East West Bancorp, Inc.	400,000	13,456
First Community Bancorp, California	4,100	181
PrivateBancorp, Inc.	200,000	6,758
SVB Financial Group (a)	869,840	41,544
Texas Capital Bancshares, Inc. (a)	200,000	3,744
Texas Regional Bancshares, Inc. Class A	511,700	14,732
		80,415
Insurance - 0.7%
Commerce Group, Inc., Massachusetts	50,000	2,980
Markel Corp. (a)	20,000	6,835
Navigators Group, Inc. (a)	100,000	3,324
Scottish Re Group Ltd.	83,900	1,962
Specialty Underwriters' Alliance, Inc.	300,000	2,367
UICI	50,000	1,258
		18,726
Real Estate - 1.1%
Capital Lease Funding, Inc.	1,093,700	12,064
CBL & Associates Properties, Inc.	60,004	4,889
CenterPoint Properties Trust (SBI)	23,640	988
Gables Residential Trust (SBI)	200,000	7,282
Home Properties of New York, Inc.	3,226	133
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Macquarie Goodman Group unit	636,910	$ 1,924
Reckson Associates Realty Corp.	100,000	3,159
		30,439
Thrifts & Mortgage Finance - 0.4%
Harbor Florida Bancshares, Inc.	300,000	10,671
TOTAL FINANCIALS		143,474
HEALTH CARE - 14.5%
Biotechnology - 1.9%
Charles River Laboratories International, Inc. (a)	541,400	26,036
Harvard Bioscience, Inc. (a)	300,000	966
Medarex, Inc. (a)	827,000	6,269
ONYX Pharmaceuticals, Inc. (a)	259,300	6,480
OSI Pharmaceuticals, Inc. (a)	10,400	387
Serologicals Corp. (a)	500,000	10,745
		50,883
Health Care Equipment & Supplies - 10.3%
American Medical Systems Holdings, Inc. (a)	1,033,800	20,635
BioLase Technology, Inc. (d)	668,200	4,717
Cholestech Corp. (a)	300,000	2,745
Dade Behring Holdings, Inc.	300,000	20,055
DJ Orthopedics, Inc. (a)	500,000	13,875
Edwards Lifesciences Corp. (a)	100,000	4,571
Foxhollow Technologies, Inc.	1,700	64
Gen-Probe, Inc. (a)	206,700	8,032
Hologic, Inc. (a)	100,000	3,681
INAMED Corp. (a)	145,400	9,048
Medical Action Industries, Inc. (a)	400,000	7,092
Mentor Corp.	761,900	31,169
Microtek Medical Holdings, Inc. (a)	38,500	136
Millipore Corp. (a)	466,270	24,008
Regeneration Technologies, Inc. (a)	500,000	3,365
ResMed, Inc. (a)	624,010	38,982
Schick Technologies, Inc. (a)	300,000	5,730
Sonic Innovations, Inc. (a)	400,000	1,740
Wilson Greatbatch Technologies, Inc. (a)(e)	2,139,300	51,429
Wright Medical Group, Inc. (a)	930,800	25,634
		276,708
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.8%
Advisory Board Co. (a)	400,500	$ 18,087
American Dental Partners, Inc. (a)	156,022	3,749
Caremark Rx, Inc. (a)	21,900	978
Community Health Systems, Inc. (a)	200,000	7,274
Molina Healthcare, Inc. (a)	470,000	20,116
		50,204
Pharmaceuticals - 0.5%
Connetics Corp. (a)	206,500	4,599
Kyorin Pharmaceutical Co. Ltd.	310,000	3,859
Matrixx Initiatives, Inc. (a)(d)(e)	500,000	5,270
		13,728
TOTAL HEALTH CARE		391,523
INDUSTRIALS - 16.9%
Aerospace & Defense - 2.3%
BE Aerospace, Inc. (a)(e)	3,238,100	46,855
United Defense Industries, Inc.	206,700	15,401
		62,256
Air Freight & Logistics - 0.6%
Forward Air Corp.	620,250	16,654
Building Products - 1.3%
Trex Co., Inc. (a)	719,300	27,729
York International Corp.	200,000	8,240
		35,969
Commercial Services & Supplies - 5.5%
A.T. Cross Co. Class A (a)	321,300	1,616
Cintas Corp.	206,800	8,349
Copart, Inc. (a)	516,900	12,814
Korn/Ferry International (a)	856,700	13,587
Labor Ready, Inc. (a)	300,000	6,192
Waste Connections, Inc. (a)(e)	2,807,650	104,108
		146,666
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	459,000	9,914
Electrical Equipment - 0.4%
Energy Conversion Devices, Inc. (a)	100,000	1,928
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Genlyte Group, Inc. (a)	200,000	$ 8,912
Lamson & Sessions Co. (a)	100,000	1,089
		11,929
Machinery - 2.3%
Actuant Corp. Class A (a)	423,600	19,062
Albany International Corp. Class A	300,000	9,381
Astec Industries, Inc. (a)	300,000	6,579
Briggs & Stratton Corp.	620,200	21,000
Bucyrus International, Inc. Class A	9,100	325
CLARCOR, Inc.	200,000	5,618
		61,965
Marine - 1.2%
Alexander & Baldwin, Inc.	707,682	31,456
Road & Rail - 2.5%
Heartland Express, Inc.	715,809	14,352
Knight Transportation, Inc.	300,000	7,335
Laidlaw International, Inc. (a)	1,433,800	31,888
Landstar System, Inc. (a)	196,400	6,627
Marten Transport Ltd. (a)	407,137	7,984
		68,186
Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc. Class A	300,000	9,339
TOTAL INDUSTRIALS		454,334
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.1%
Alvarion Ltd. (a)	100,000	906
Belden CDT, Inc.	802,450	16,145
Enterasys Networks, Inc. (a)	4,020	4
Lucent Technologies, Inc. (a)	13,381	38
Polycom, Inc. (a)	1,170,960	20,035
Powerwave Technologies, Inc. (a)	400,000	3,652
SafeNet, Inc. (a)	258,400	8,119
SiRF Technology Holdings, Inc. (a)	500,000	7,080
		55,979
Computers & Peripherals - 0.8%
Emulex Corp. (a)	500,000	9,450
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
LaserCard Corp. (a)(d)	50,000	$ 300
Neoware Systems, Inc. (a)(e)	1,000,000	10,120
		19,870
Electronic Equipment & Instruments - 5.4%
Amphenol Corp. Class A	206,700	8,762
Bell Microproducts, Inc. (a)	300,000	2,460
Celestica, Inc. (sub. vtg.) (a)	376,687	4,748
Enplas Corp.	40,000	948
FARO Technologies, Inc. (a)	500,000	13,910
FLIR Systems, Inc. (a)	181,883	4,874
Mettler-Toledo International, Inc. (a)	1,800,000	88,200
Nichicon Corp.	117,400	1,541
Vishay Intertechnology, Inc. (a)	1,520,481	19,614
		145,057
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	1,643,200	23,071
Digitas, Inc. (a)	673,538	7,456
Homestore, Inc. (a)	150,000	314
iMergent, Inc. (a)(d)	268,200	2,843
MatrixOne, Inc. (a)	1,000,000	4,570
Openwave Systems, Inc. (a)	2,156,500	33,534
Vignette Corp. (a)	15,400	18
Websense, Inc. (a)	300,000	16,113
		87,919
IT Services - 4.8%
MPS Group, Inc. (a)(e)	6,818,900	63,961
Pegasus Solutions, Inc. (a)	280,490	3,018
SI International, Inc. (a)	400,000	11,340
TALX Corp. (e)	1,850,000	51,652
		129,971
Semiconductors & Semiconductor Equipment - 3.7%
Agere Systems, Inc. (a)	409	6
Cymer, Inc. (a)	100,000	2,841
FormFactor, Inc. (a)	200,000	5,204
Intersil Corp. Class A	127,390	2,390
Jenoptik AG (a)	56,650	613
Lam Research Corp. (a)	516,900	15,858
LTX Corp. (a)	300,000	1,437
MKS Instruments, Inc. (a)	1,711,600	28,584
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)	13,400	$ 157
Photronics, Inc. (a)	100,000	2,303
RF Micro Devices, Inc. (a)	2,000,000	9,300
Sanken Electric Co. Ltd.	1,527,000	20,841
Semtech Corp. (a)	200,000	3,648
Trident Microsystems, Inc. (a)	129,774	2,749
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	4,058
		99,989
Software - 1.9%
Bottomline Technologies, Inc. (a)	565,000	7,673
Kronos, Inc. (a)	451,673	20,398
Macrovision Corp. (a)	1,003,968	21,093
THQ, Inc. (a)	100,000	2,789
		51,953
TOTAL INFORMATION TECHNOLOGY		590,738
MATERIALS - 6.9%
Chemicals - 0.1%
Olin Corp.	100,000	1,877
OMNOVA Solutions, Inc. (a)	100,000	406
		2,283
Construction Materials - 4.9%
Florida Rock Industries, Inc.	1,994,797	130,551
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	95
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc. (d)	413,400	24,238
Lionore Mining International Ltd. (a)	500,000	2,498
Oregon Steel Mills, Inc. (a)	200,000	3,532
Steel Dynamics, Inc.	723,517	19,455
Stillwater Mining Co. (a)	174,322	1,177
		50,900
Paper & Forest Products - 0.0%
Sino-Forest Corp. (a)	500,000	1,199
TOTAL MATERIALS		185,028
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 5.1%
Wireless Telecommunication Services - 5.1%
Alamosa Holdings, Inc. (a)	5,572,400	$ 68,819
American Tower Corp. Class A (a)	2,997,900	54,082
MTN Group Ltd.	1,000,000	6,586
Ubiquitel, Inc. (a)	1,000,000	6,920
		136,407
UTILITIES - 0.1%
Electric Utilities - 0.1%
Sierra Pacific Resources (a)(d)	300,000	3,585
TOTAL COMMON STOCKS (Cost $1,941,773)		2,639,796
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)(cost $108)	7,200	0
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 3.05% (b)	43,947,808	43,948
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	29,793,975	29,794
TOTAL MONEY MARKET FUNDS (Cost $73,742)		73,742
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,015,623)		2,713,538
NET OTHER ASSETS - (0.8)%		(22,145)
NET ASSETS - 100%		$ 2,691,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 124
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 13,309	$ 10,725	$ -	$ 387	$ 26,026
Bakers Footwear Group, Inc.	3,158	-	-	-	3,715
BE Aerospace, Inc.	27,573	7,136	-	-	46,855
Capital Lease Funding, Inc.	26,485	-	10,607	523	-
MarineMax, Inc.	34,066	1,942	-	-	33,519
Matrixx Initiatives, Inc.	6,845	-	-	-	5,270
MPS Group, Inc.	82,411	-	5,596	-	63,961
Neoware Systems, Inc.	4,380	5,568	-	-	10,120
TALX Corp.	20,580	17,870	-	96	51,652
United Natural Foods, Inc.	80,271	11,402	-	-	105,546
Waste Connections, Inc.	95,629	-	-	-	104,108
Wilson Greatbatch Technologies, Inc.	29,143	14,143	-	-	51,429
Wright Medical Group, Inc.	32,811	20,121	23,566	-	-
Total	$ 456,661	$ 88,907	$ 39,769	$ 1,006	$ 502,201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $29,086) (cost $2,015,623) - See accompanying schedule		$ 2,713,538
Receivable for investments sold		14,688
Receivable for fund shares sold		5,088
Dividends receivable		1,074
Interest receivable		177
Prepaid expenses		5
Other receivables		267
Total assets		2,734,837

Liabilities
Payable for investments purchased	$ 4,392
Payable for fund shares redeemed	5,823
Accrued management fee	1,570
Distribution fees payable	1,120
Other affiliated payables	685
Other payables and accrued expenses	60
Collateral on securities loaned, at value	29,794
Total liabilities		43,444

Net Assets		$ 2,691,393
Net Assets consist of:
Paid in capital		$ 1,995,439
Accumulated net investment loss		(13,659)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		11,703
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		697,910
Net Assets		$ 2,691,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($471,390 ÷ 19,105 shares)	$ 24.67

Maximum offering price per share (100/94.25 of $24.67)	$ 26.18
Class T: Net Asset Value and redemption price per share ($1,291,951 ÷ 53,194 shares)	$ 24.29

Maximum offering price per share (100/96.50 of $24.29)	$ 25.17
Class B: Net Asset Value and offering price per share ($327,439 ÷ 13,960 shares)A	$ 23.46

Class C: Net Asset Value and offering price per share ($291,060 ÷ 12,340 shares)A	$ 23.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($309,553 ÷ 12,268 shares)	$ 25.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $1,006 received from affiliated issuers)		$ 5,161
Interest		1,497
Security lending		416
Total income		7,074

Expenses
Management fee	$ 9,519
Transfer agent fees	3,853
Distribution fees	6,936
Accounting and security lending fees	462
Independent trustees' compensation	6
Custodian fees and expenses	59
Registration fees	86
Audit	30
Legal	3
Miscellaneous	80
Total expenses before reductions	21,034
Expense reductions	(301)	20,733
Net investment income (loss)		(13,659)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $(8,492) from affiliated issuers)	12,687
Foreign currency transactions	(14)
Total net realized gain (loss)		12,673
Change in net unrealized appreciation (depreciation) on: Investment securities	59,359
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		59,350
Net gain (loss)		72,023
Net increase (decrease) in net assets resulting from operations		$ 58,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,659)	$ (22,488)
Net realized gain (loss)	12,673	143,321
Change in net unrealized appreciation (depreciation)	59,350	301,082
Net increase (decrease) in net assets resulting from operations	58,364	421,915
Distributions to shareholders from net realized gain	(4,389)	-
Share transactions - net increase (decrease)	101,330	420,327
Total increase (decrease) in net assets	155,305	842,242

Net Assets
Beginning of period	2,536,088	1,693,846
End of period (including accumulated net investment loss of $13,659 and $0, respectively)	$ 2,691,393	$ 2,536,088

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.10	$ 19.63	$ 15.56	$ 16.83	$ 17.47	$ 19.84
Income from Investment Operations
Net investment income (loss) E	(.10)	(.17) G	(.16)	(.13)	(.08)	(.12) F
Net realized and unrealized gain (loss)	.71	4.64	4.23	(1.14)	(.56)	(1.69)
Total from investment operations	.61	4.47	4.07	(1.27)	(.64)	(1.81)
Distributions from net realized gain	(.04)	-	-	-	-	(.56)
Net asset value, end of period	$ 24.67	$ 24.10	$ 19.63	$ 15.56	$ 16.83	$ 17.47
Total Return B, C, D	2.54%	22.77%	26.16%	(7.55)%	(3.66)%	(9.59)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.39% A	1.36%	1.39%	1.41%	1.35%	1.30%
Expenses net of voluntary waivers, if any	1.39% A	1.36%	1.39%	1.41%	1.35%	1.30%
Expenses net of all reductions	1.37% A	1.34%	1.35%	1.38%	1.34%	1.29%
Net investment income (loss)	(.83)% A	(.81)%	(.99)%	(.81)%	(.47)%	(.57)%
Supplemental Data
Net assets, end of period (in millions)	$ 471	$ 432	$ 193	$ 117	$ 105	$ 104
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.74	$ 19.38	$ 15.40	$ 16.70	$ 17.37	$ 19.77
Income from Investment Operations
Net investment income (loss) E	(.12)	(.22) G	(.20)	(.17)	(.12)	(.17) F
Net realized and unrealized gain (loss)	.71	4.58	4.18	(1.13)	(.55)	(1.69)
Total from investment operations	.59	4.36	3.98	(1.30)	(.67)	(1.86)
Distributions from net realized gain	(.04)	-	-	-	-	(.54)
Net asset value, end of period	$ 24.29	$ 23.74	$ 19.38	$ 15.40	$ 16.70	$ 17.37
Total Return B, C, D	2.49%	22.50%	25.84%	(7.78)%	(3.86)%	(9.87)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.54% A	1.58%	1.63%	1.64%	1.58%	1.53%
Expenses net of voluntary waivers, if any	1.54% A	1.58%	1.63%	1.64%	1.58%	1.53%
Expenses net of all reductions	1.52% A	1.57%	1.59%	1.61%	1.57%	1.53%
Net investment income (loss)	(.98)% A	(1.04)%	(1.23)%	(1.04)%	(.69)%	(.80)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,292	$ 1,240	$ 854	$ 612	$ 611	$ 625
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.00	$ 18.88	$ 15.09	$ 16.45	$ 17.20	$ 19.63
Income from Investment Operations
Net investment income (loss) E	(.18)	(.33) G	(.28)	(.25)	(.21)	(.28) F
Net realized and unrealized gain (loss)	.68	4.45	4.07	(1.11)	(.54)	(1.66)
Total from investment operations	.50	4.12	3.79	(1.36)	(.75)	(1.94)
Distributions from net realized gain	(.04)	-	-	-	-	(.49)
Net asset value, end of period	$ 23.46	$ 23.00	$ 18.88	$ 15.09	$ 16.45	$ 17.20
Total Return B, C, D	2.18%	21.82%	25.12%	(8.27)%	(4.36)%	(10.31)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.13% A	2.18%	2.19%	2.18%	2.12%	2.06%
Expenses net of voluntary waivers, if any	2.13% A	2.18%	2.19%	2.18%	2.12%	2.06%
Expenses net of all reductions	2.11% A	2.16%	2.15%	2.15%	2.10%	2.05%
Net investment income (loss)	(1.57)% A	(1.63)%	(1.79)%	(1.58)%	(1.23)%	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 327	$ 343	$ 298	$ 246	$ 271	$ 287
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$ 18.97	$ 15.15	$ 16.51	$ 17.26	$ 19.68
Income from Investment Operations
Net investment income (loss) E	(.18)	(.32) G	(.27)	(.25)	(.21)	(.27) F
Net realized and unrealized gain (loss)	.69	4.47	4.09	(1.11)	(.54)	(1.66)
Total from investment operations	.51	4.15	3.82	(1.36)	(.75)	(1.93)
Distributions from net realized gain	(.04)	-	-	-	-	(.49)
Net asset value, end of period	$ 23.59	$ 23.12	$ 18.97	$ 15.15	$ 16.51	$ 17.26
Total Return B, C, D	2.21%	21.88%	25.21%	(8.24)%	(4.35)%	(10.23)%
Ratios to Average Net Assets H
Expenses before expense reductions	2.09% A	2.12%	2.13%	2.13%	2.07%	2.02%
Expenses net of voluntary waivers, if any	2.09% A	2.12%	2.13%	2.13%	2.07%	2.02%
Expenses net of all reductions	2.07% A	2.10%	2.09%	2.10%	2.05%	2.02%
Net investment income (loss)	(1.54)% A	(1.57)%	(1.73)%	(1.53)%	(1.18)%	(1.29)%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 294	$ 241	$ 190	$ 204	$ 220
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.01 per share.

G Investment income per share reflects a special dividend which amounted to $.02 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 24.60	$ 19.96	$ 15.76	$ 16.97	$ 17.55	$ 19.89
Income from Investment Operations
Net investment income (loss) D	(.05)	(.10) F	(.10)	(.07)	(.01)	(.05) E
Net realized and unrealized gain (loss)	.72	4.74	4.30	(1.14)	(.57)	(1.70)
Total from investment operations	.67	4.64	4.20	(1.21)	(.58)	(1.75)
Distributions from net realized gain	(.04)	-	-	-	-	(.59)
Net asset value, end of period	$ 25.23	$ 24.60	$ 19.96	$ 15.76	$ 16.97	$ 17.55
Total Return B, C	2.73%	23.25%	26.65%	(7.13)%	(3.30)%	(9.28)%
Ratios to Average Net Assets G
Expenses before expense reductions	.97% A	1.01%	.99%	1.00%	.96%	.97%
Expenses net of voluntary waivers, if any	.97% A	1.01%	.99%	1.00%	.96%	.97%
Expenses net of all reductions	.95% A	.99%	.95%	.97%	.95%	.96%
Net investment income (loss)	(.41)% A	(.46)%	(.58)%	(.40)%	(.07)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 310	$ 227	$ 108	$ 70	$ 61	$ 59
Portfolio turnover rate	30% A	36%	47%	40%	84%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.01 per share.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Small Cap Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, excise tax regulations, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 807,955
Unrealized depreciation	(110,425)
Net unrealized appreciation (depreciation)	$ 697,530
Cost for federal income tax purposes	$ 2,016,008

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $579,678 and $384,284, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 568	$ 8
Class T	.25%	.25%	3,221	36
Class B	.75%	.25%	1,673	1,256
Class C	.75%	.25%	1,474	215
			$ 6,936	$ 1,515

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 166
Class T	55
Class B *	293
Class C *	15
$ 529

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 825	.36 *
Class T	1,711	.27 *
Class B	590	.35 *
Class C	468	.32 *
Institutional Class	259	.20 *
	$ 3,853

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,161 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $54 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $299 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 743	$ -
Class T	2,146	-
Class B	593	-
Class C	515	-
Institutional Class	392	-
Total	$ 4,389	$ -

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	4,717	11,377	$ 114,259	$ 249,631
Reinvestment of distributions	29	-	674	-
Shares redeemed	(3,548)	(3,314)	(85,433)	(70,298)
Net increase (decrease)	1,198	8,063	$ 29,500	$ 179,333
Class T
Shares sold	13,578	22,343	$ 323,846	$ 469,760
Reinvestment of distributions	89	-	2,058	-
Shares redeemed	(12,685)	(14,200)	(297,706)	(296,064)
Net increase (decrease)	982	8,143	$ 28,198	$ 173,696
Class B
Shares sold	727	2,079	$ 16,764	$ 42,569
Reinvestment of distributions	23	-	512	-
Shares redeemed	(1,724)	(2,909)	(39,664)	(58,894)
Net increase (decrease)	(974)	(830)	$ (22,388)	$ (16,325)
Class C
Shares sold	1,531	2,976	$ 35,583	$ 60,999
Reinvestment of distributions	19	-	438	-
Shares redeemed	(1,921)	(2,948)	(44,247)	(60,061)
Net increase (decrease)	(371)	28	$ (8,226)	$ 938
Institutional Class
Shares sold	4,143	6,127	$ 102,004	$ 132,713
Reinvestment of distributions	12	-	293	-
Shares redeemed	(1,137)	(2,300)	(28,051)	(50,028)
Net increase (decrease)	3,018	3,827	$ 74,246	$ 82,685

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ASCFI-USAN-0705
1.786802.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period * December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,007.00	$ 6.35
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.39
Class T
Actual	$ 1,000.00	$ 1,005.90	$ 7.55
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.59
Class B
Actual	$ 1,000.00	$ 1,003.70	$ 10.04
HypotheticalA	$ 1,000.00	$ 1,014.91	$ 10.10
Class C
Actual	$ 1,000.00	$ 1,003.70	$ 10.04
HypotheticalA	$ 1,000.00	$ 1,014.91	$ 10.10
Institutional Class
Actual	$ 1,000.00	$ 1,009.20	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.85	$ 5.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.51%
Class B	2.01%
Class C	2.01%
Institutional Class	1.02%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Dell, Inc.	5.9	5.7
UNOVA, Inc.	4.6	1.7
Jabil Circuit, Inc.	3.9	2.0
Johnson & Johnson	3.5	0.0
Schering-Plough Corp.	3.4	3.6
Microsoft Corp.	3.4	3.8
EMC Corp.	3.3	0.5
Procter & Gamble Co.	3.1	2.4
Halliburton Co.	3.1	0.0
Foot Locker, Inc.	2.6	2.0
	36.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.1	36.7
Health Care	21.5	19.7
Consumer Discretionary	12.4	9.6
Consumer Staples	11.1	6.3
Industrials	7.8	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.3%		Stocks 93.3%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	6.6%	** Foreign investments	5.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Internet & Catalog Retail - 1.6%
eBay, Inc. (a)	6,400	$ 243,264
GSI Commerce, Inc. (a)	7,600	112,784
		356,048
Media - 5.7%
Getty Images, Inc. (a)	5,600	419,104
Lamar Advertising Co. Class A (a)	4,600	192,372
Spanish Broadcasting System, Inc. Class A (a)	24,600	212,790
Univision Communications, Inc. Class A (a)	12,300	327,303
XM Satellite Radio Holdings, Inc. Class A (a)	3,500	112,385
		1,263,954
Specialty Retail - 5.1%
Foot Locker, Inc.	21,700	573,097
Staples, Inc.	25,850	556,551
		1,129,648
TOTAL CONSUMER DISCRETIONARY		2,749,650
CONSUMER STAPLES - 11.1%
Beverages - 1.2%
PepsiCo, Inc.	4,900	275,674
Food & Staples Retailing - 4.6%
CVS Corp.	3,100	170,035
Wal-Mart Stores, Inc.	10,800	510,084
Walgreen Co.	7,300	330,982
		1,011,101
Food Products - 1.6%
The J.M. Smucker Co.	7,000	348,670
Household Products - 3.1%
Procter & Gamble Co.	12,400	683,860
Personal Products - 0.6%
Gillette Co.	2,400	126,576
TOTAL CONSUMER STAPLES		2,445,881
ENERGY - 7.0%
Energy Equipment & Services - 5.4%
Halliburton Co.	16,000	683,840
National Oilwell Varco, Inc. (a)	11,314	509,130
		1,192,970
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.6%
BG Group PLC sponsored ADR (d)	2,800	$ 107,352
BP PLC sponsored ADR	2,000	120,400
Valero Energy Corp.	1,700	116,654
		344,406
TOTAL ENERGY		1,537,376
FINANCIALS - 2.4%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)	4,300	55,212
Consumer Finance - 0.5%
American Express Co.	2,100	113,085
Insurance - 1.1%
American International Group, Inc.	4,200	233,310
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	2,100	131,502
TOTAL FINANCIALS		533,109
HEALTH CARE - 21.5%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc.	6,600	49,236
Health Care Equipment & Supplies - 3.8%
Cyberonics, Inc. (a)	2,900	105,821
Medtronic, Inc.	9,400	505,250
St. Jude Medical, Inc. (a)	2,800	112,336
Waters Corp. (a)	3,100	120,435
		843,842
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	2,800	180,796
McKesson Corp.	5,000	201,350
UnitedHealth Group, Inc.	6,320	307,026
		689,172
Pharmaceuticals - 14.4%
Eli Lilly & Co.	4,100	239,030
Johnson & Johnson	11,500	771,650
Nastech Pharmaceutical Co., Inc. (a)(d)	34,900	424,035
Pfizer, Inc.	15,720	438,588
Schering-Plough Corp.	39,000	760,500
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	2,000	$ 121,520
Wyeth	9,500	412,015
		3,167,338
TOTAL HEALTH CARE		4,749,588
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	12,300	445,629
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	22,300	481,680
Electrical Equipment - 1.0%
American Power Conversion Corp.	9,100	231,686
Industrial Conglomerates - 1.7%
General Electric Co.	10,500	383,040
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	3,800	187,796
TOTAL INDUSTRIALS		1,729,831
INFORMATION TECHNOLOGY - 37.1%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	11,600	224,808
Harris Corp.	13,600	390,864
Juniper Networks, Inc. (a)	9,600	246,144
QUALCOMM, Inc.	6,600	245,916
		1,107,732
Computers & Peripherals - 15.2%
Apple Computer, Inc. (a)	8,000	317,680
Dell, Inc. (a)	32,500	1,296,424
EMC Corp. (a)	51,300	721,278
UNOVA, Inc. (a)	49,599	1,020,747
		3,356,129
Electronic Equipment & Instruments - 6.9%
Digital Theater Systems, Inc. (a)	5,700	97,413
Flextronics International Ltd. (a)	31,700	405,126
Jabil Circuit, Inc. (a)	29,700	868,131
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	4,300	$ 99,975
Solectron Corp. (a)	15,600	56,940
		1,527,585
Internet Software & Services - 2.5%
Google, Inc. Class A (sub. vtg.)	700	194,880
Yahoo!, Inc. (a)	9,800	364,560
		559,440
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	60,100	212,754
Analog Devices, Inc.	6,300	233,604
ASE Test Ltd. (a)	22,200	113,664
		560,022
Software - 4.9%
Microsoft Corp.	29,000	748,200
Quest Software, Inc. (a)	9,800	129,605
THQ, Inc. (a)	7,500	209,175
		1,086,980
TOTAL INFORMATION TECHNOLOGY		8,197,888
TOTAL COMMON STOCKS (Cost $21,277,531)		21,943,323
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	242,218	$ 242,218
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	408,750	408,750
TOTAL MONEY MARKET FUNDS (Cost $650,968)		650,968
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $21,928,499)		22,594,291
NET OTHER ASSETS - (2.3)%		(505,521)
NET ASSETS - 100%		$ 22,088,770
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $11,487,912 of which $3,616,173, $5,708,196 and $2,163,543 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $397,803) (cost $21,928,499) - See accompanying schedule		$ 22,594,291
Receivable for investments sold		331,812
Receivable for fund shares sold		32,918
Dividends receivable		26,329
Interest receivable		434
Prepaid expenses		62
Receivable from investment adviser for expense reductions		7,153
Other receivables		5,720
Total assets		22,998,719

Liabilities
Payable to custodian bank	$ 39,229
Payable for investments purchased	117,212
Payable for fund shares redeemed	298,590
Accrued management fee	10,519
Distribution fees payable	11,274
Other affiliated payables	7,030
Other payables and accrued expenses	17,345
Collateral on securities loaned, at value	408,750
Total liabilities		909,949

Net Assets		$ 22,088,770
Net Assets consist of:
Paid in capital		$ 33,184,303
Accumulated net investment loss		(80,009)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,681,316)
Net unrealized appreciation (depreciation) on investments		665,792
Net Assets		$ 22,088,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,902,054 ÷ 566,709 shares)	$ 8.65

Maximum offering price per share (100/94.25 of $8.65)	$ 9.18
Class T: Net Asset Value and redemption price per share ($9,394,195 ÷ 1,105,415 shares)	$ 8.50

Maximum offering price per share (100/96.50 of $8.50)	$ 8.81
Class B: Net Asset Value and offering price per share ($5,132,866 ÷ 622,659 shares) A	$ 8.24

Class C: Net Asset Value and offering price per share ($2,507,135 ÷ 305,587 shares) A	$ 8.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($152,520 ÷ 17,431 shares)	$ 8.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 94,945
Interest		3,243
Security lending		787
Total income		98,975

Expenses
Management fee	$ 64,705
Transfer agent fees	48,565
Distribution fees	70,184
Accounting and security lending fees	6,616
Independent trustees' compensation	55
Custodian fees and expenses	3,072
Registration fees	31,160
Audit	23,242
Legal	74
Miscellaneous	1,993
Total expenses before reductions	249,666
Expense reductions	(70,682)	178,984
Net investment income (loss)		(80,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(131,111)
Foreign currency transactions	(1,807)
Total net realized gain (loss)		(132,918)
Change in net unrealized appreciation (depreciation) on investment securities		348,905
Net gain (loss)		215,987
Net increase (decrease) in net assets resulting from operations		$ 135,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (80,009)	$ (75,576)
Net realized gain (loss)	(132,918)	2,245,258
Change in net unrealized appreciation (depreciation)	348,905	(1,471,274)
Net increase (decrease) in net assets resulting from operations	135,978	698,408
Share transactions - net increase (decrease)	(2,530,497)	(355,598)
Total increase (decrease) in net assets	(2,394,519)	342,810

Net Assets
Beginning of period	24,483,289	24,140,479
End of period (including accumulated net investment loss of $80,009 and $0, respectively)	$ 22,088,770	$ 24,483,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.28	$ 7.26	$ 10.92	$ 13.71	$ 15.01
Income from Investment Operations
Net investment income (loss) E	(.01)	.01 F	(.01)	(.05)	(.01)	(.02)
Net realized and unrealized gain (loss)	.07	.30	1.03	(3.61)	(1.62)	.44
Total from investment operations	.06	.31	1.02	(3.66)	(1.63)	.42
Distributions from net realized gain	-	-	-	-	(1.16)	(1.72)
Net asset value, end of period	$ 8.65	$ 8.59	$ 8.28	$ 7.26	$ 10.92	$ 13.71
Total Return B, C, D	.70%	3.74%	14.05%	(33.52)%	(13.13)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	2.02%	2.28%	2.03%	1.70%	1.61%
Expenses net of voluntary waivers, if any	1.27% A	1.30%	1.33%	1.32%	1.30%	1.30%
Expenses net of all reductions	1.22% A	1.25%	1.25%	1.23%	1.26%	1.30%
Net investment income (loss)	(.34)% A	.08%	(.14)%	(.62)%	(.05)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,902	$ 5,691	$ 4,076	$ 3,491	$ 4,271	$ 4,925
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 8.16	$ 7.18	$ 10.83	$ 13.62	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01) F	(.03)	(.08)	(.03)	(.05)
Net realized and unrealized gain (loss)	.07	.30	1.01	(3.57)	(1.64)	.42
Total from investment operations	.05	.29	.98	(3.65)	(1.67)	.37
Distributions from net realized gain	-	-	-	-	(1.12)	(1.68)
Net asset value, end of period	$ 8.50	$ 8.45	$ 8.16	$ 7.18	$ 10.83	$ 13.62
Total Return B, C, D	.59%	3.55%	13.65%	(33.70)%	(13.49)%	2.06%
Ratios to Average Net Assets G
Expenses before expense reductions	2.12% A	2.39%	2.64%	2.37%	2.10%	1.88%
Expenses net of voluntary waivers, if any	1.51% A	1.55%	1.58%	1.57%	1.55%	1.55%
Expenses net of all reductions	1.46% A	1.50%	1.50%	1.48%	1.50%	1.54%
Net investment income (loss)	(.59)% A	(.17)%	(.39)%	(.86)%	(.29)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,394	$ 10,200	$ 9,905	$ 8,925	$ 16,165	$ 19,047
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 7.98	$ 7.05	$ 10.67	$ 13.44	$ 14.76
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) F	(.06)	(.12)	(.09)	(.13)
Net realized and unrealized gain (loss)	.07	.28	.99	(3.50)	(1.63)	.43
Total from investment operations	.03	.23	.93	(3.62)	(1.72)	.30
Distributions from net realized gain	-	-	-	-	(1.05)	(1.62)
Net asset value, end of period	$ 8.24	$ 8.21	$ 7.98	$ 7.05	$ 10.67	$ 13.44
Total Return B, C, D	.37%	2.88%	13.19%	(33.93)%	(14.00)%	1.58%
Ratios to Average Net Assets G
Expenses before expense reductions	2.58% A	2.82%	2.96%	2.70%	2.44%	2.33%
Expenses net of voluntary waivers, if any	2.01% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.96% A	2.00%	1.97%	1.96%	2.01%	2.05%
Net investment income (loss)	(1.08)% A	(.67)%	(.86)%	(1.34)%	(.80)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,133	$ 5,757	$ 7,634	$ 6,921	$ 12,487	$ 15,682
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.17	$ 7.94	$ 7.02	$ 10.64	$ 13.41	$ 14.75
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) F	(.06)	(.12)	(.09)	(.13)
Net realized and unrealized gain (loss)	.07	.28	.98	(3.50)	(1.61)	.45
Total from investment operations	.03	.23	.92	(3.62)	(1.70)	.32
Distributions from net realized gain	-	-	-	-	(1.07)	(1.66)
Net asset value, end of period	$ 8.20	$ 8.17	$ 7.94	$ 7.02	$ 10.64	$ 13.41
Total Return B, C, D	.37%	2.90%	13.11%	(34.02)%	(13.90)%	1.71%
Ratios to Average Net Assets G
Expenses before expense reductions	2.55% A	2.70%	2.91%	2.68%	2.47%	2.41%
Expenses net of voluntary waivers, if any	2.01% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.96% A	2.00%	1.97%	1.96%	2.00%	2.04%
Net investment income (loss)	(1.09)% A	(.67)%	(.86)%	(1.34)%	(.79)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,507	$ 2,688	$ 2,379	$ 1,758	$ 3,186	$ 2,763
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 8.34	$ 7.30	$ 10.95	$ 13.77	$ 15.07
Income from Investment Operations
Net investment income (loss) D	- G	.03 E	.01	(.03)	.02	.02
Net realized and unrealized gain (loss)	.08	.30	1.03	(3.62)	(1.65)	.44
Total from investment operations	.08	.33	1.04	(3.65)	(1.63)	.46
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(1.17)	(1.76)
Total distributions	-	-	-	-	(1.19)	(1.76)
Net asset value, end of period	$ 8.75	$ 8.67	$ 8.34	$ 7.30	$ 10.95	$ 13.77
Total Return B, C	.92%	3.96%	14.25%	(33.33)%	(13.09)%	2.68%
Ratios to Average Net Assets F
Expenses before expense reductions	1.41% A	1.40%	1.50%	1.39%	1.26%	1.21%
Expenses net of voluntary waivers, if any	1.02% A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	.97% A	1.00%	.97%	.95%	1.00%	1.05%
Net investment income (loss)	(.09)% A	.33%	.14%	(.34)%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153	$ 147	$ 146	$ 300	$ 488	$ 615
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,582,087
Unrealized depreciation	(991,718)
Net unrealized appreciation (depreciation)	$ 590,369
Cost for federal income tax purposes	$ 22,003,922

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,783,336 and $17,905,163, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,917	$ 28
Class T	.25%	.25%	24,398	125
Class B	.75%	.25%	26,899	20,203
Class C	.75%	.25%	12,970	2,498
			$ 70,184	$ 22,854

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,339
Class T	2,961
Class B *	5,961
Class C *	387
$ 11,648

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,285	.39 *
Class T	22,776	.47 *
Class B	11,250	.42 *
Class C	5,064	.39 *
Institutional Class	190	.26 *
	$ 48,565

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,187 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,925 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.30% - 1.25% *	$ 12,620
Class T	1.55% - 1.50%*	29,828
Class B	2.05% - 2.00%*	15,184
Class C	2.05% - 2.00%*	6,941
Institutional Class	1.05% - 1.00%*	293
		$ 64,866

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,816 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	81,917	345,482	$ 698,981	$ 2,959,462
Shares redeemed	(177,986)	(175,037)	(1,547,324)	(1,460,466)
Net increase (decrease)	(96,069)	170,445	$ (848,343)	$ 1,498,996
Class T
Shares sold	116,487	323,002	$ 974,229	$ 2,719,325
Shares redeemed	(218,655)	(328,793)	(1,840,480)	(2,737,059)
Net increase (decrease)	(102,168)	(5,791)	$ (866,251)	$ (17,734)
Class B
Shares sold	58,465	171,191	$ 478,168	$ 1,414,137
Shares redeemed	(136,744)	(427,224)	(1,111,889)	(3,494,610)
Net increase (decrease)	(78,279)	(256,033)	$ (633,721)	$ (2,080,473)
Class C
Shares sold	36,616	115,490	$ 296,543	$ 945,622
Shares redeemed	(59,835)	(86,332)	(483,405)	(696,786)
Net increase (decrease)	(23,219)	29,158	$ (186,862)	$ 248,836
Institutional Class
Shares sold	547	1	$ 4,756	$ 5
Shares redeemed	(9)	(584)	(76)	(5,228)
Net increase (decrease)	538	(583)	$ 4,680	$ (5,223)

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQG-USAN-0705
1.786803.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Growth

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period * December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,007.00	$ 6.35
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.39
Class T
Actual	$ 1,000.00	$ 1,005.90	$ 7.55
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.59
Class B
Actual	$ 1,000.00	$ 1,003.70	$ 10.04
HypotheticalA	$ 1,000.00	$ 1,014.91	$ 10.10
Class C
Actual	$ 1,000.00	$ 1,003.70	$ 10.04
HypotheticalA	$ 1,000.00	$ 1,014.91	$ 10.10
Institutional Class
Actual	$ 1,000.00	$ 1,009.20	$ 5.11
HypotheticalA	$ 1,000.00	$ 1,019.85	$ 5.14

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.27%
Class T	1.51%
Class B	2.01%
Class C	2.01%
Institutional Class	1.02%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Dell, Inc.	5.9	5.7
UNOVA, Inc.	4.6	1.7
Jabil Circuit, Inc.	3.9	2.0
Johnson & Johnson	3.5	0.0
Schering-Plough Corp.	3.4	3.6
Microsoft Corp.	3.4	3.8
EMC Corp.	3.3	0.5
Procter & Gamble Co.	3.1	2.4
Halliburton Co.	3.1	0.0
Foot Locker, Inc.	2.6	2.0
	36.8
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.1	36.7
Health Care	21.5	19.7
Consumer Discretionary	12.4	9.6
Consumer Staples	11.1	6.3
Industrials	7.8	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 99.3%		Stocks 93.3%
	Short-Term Investments and Net Other Assets 0.7%		Short-Term Investments and Net Other Assets 6.7%
* Foreign investments	6.6%	** Foreign investments	5.5%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 12.4%
Internet & Catalog Retail - 1.6%
eBay, Inc. (a)	6,400	$ 243,264
GSI Commerce, Inc. (a)	7,600	112,784
		356,048
Media - 5.7%
Getty Images, Inc. (a)	5,600	419,104
Lamar Advertising Co. Class A (a)	4,600	192,372
Spanish Broadcasting System, Inc. Class A (a)	24,600	212,790
Univision Communications, Inc. Class A (a)	12,300	327,303
XM Satellite Radio Holdings, Inc. Class A (a)	3,500	112,385
		1,263,954
Specialty Retail - 5.1%
Foot Locker, Inc.	21,700	573,097
Staples, Inc.	25,850	556,551
		1,129,648
TOTAL CONSUMER DISCRETIONARY		2,749,650
CONSUMER STAPLES - 11.1%
Beverages - 1.2%
PepsiCo, Inc.	4,900	275,674
Food & Staples Retailing - 4.6%
CVS Corp.	3,100	170,035
Wal-Mart Stores, Inc.	10,800	510,084
Walgreen Co.	7,300	330,982
		1,011,101
Food Products - 1.6%
The J.M. Smucker Co.	7,000	348,670
Household Products - 3.1%
Procter & Gamble Co.	12,400	683,860
Personal Products - 0.6%
Gillette Co.	2,400	126,576
TOTAL CONSUMER STAPLES		2,445,881
ENERGY - 7.0%
Energy Equipment & Services - 5.4%
Halliburton Co.	16,000	683,840
National Oilwell Varco, Inc. (a)	11,314	509,130
		1,192,970
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.6%
BG Group PLC sponsored ADR (d)	2,800	$ 107,352
BP PLC sponsored ADR	2,000	120,400
Valero Energy Corp.	1,700	116,654
		344,406
TOTAL ENERGY		1,537,376
FINANCIALS - 2.4%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)	4,300	55,212
Consumer Finance - 0.5%
American Express Co.	2,100	113,085
Insurance - 1.1%
American International Group, Inc.	4,200	233,310
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	2,100	131,502
TOTAL FINANCIALS		533,109
HEALTH CARE - 21.5%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc.	6,600	49,236
Health Care Equipment & Supplies - 3.8%
Cyberonics, Inc. (a)	2,900	105,821
Medtronic, Inc.	9,400	505,250
St. Jude Medical, Inc. (a)	2,800	112,336
Waters Corp. (a)	3,100	120,435
		843,842
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	2,800	180,796
McKesson Corp.	5,000	201,350
UnitedHealth Group, Inc.	6,320	307,026
		689,172
Pharmaceuticals - 14.4%
Eli Lilly & Co.	4,100	239,030
Johnson & Johnson	11,500	771,650
Nastech Pharmaceutical Co., Inc. (a)(d)	34,900	424,035
Pfizer, Inc.	15,720	438,588
Schering-Plough Corp.	39,000	760,500
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	2,000	$ 121,520
Wyeth	9,500	412,015
		3,167,338
TOTAL HEALTH CARE		4,749,588
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	12,300	445,629
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	22,300	481,680
Electrical Equipment - 1.0%
American Power Conversion Corp.	9,100	231,686
Industrial Conglomerates - 1.7%
General Electric Co.	10,500	383,040
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	3,800	187,796
TOTAL INDUSTRIALS		1,729,831
INFORMATION TECHNOLOGY - 37.1%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	11,600	224,808
Harris Corp.	13,600	390,864
Juniper Networks, Inc. (a)	9,600	246,144
QUALCOMM, Inc.	6,600	245,916
		1,107,732
Computers & Peripherals - 15.2%
Apple Computer, Inc. (a)	8,000	317,680
Dell, Inc. (a)	32,500	1,296,424
EMC Corp. (a)	51,300	721,278
UNOVA, Inc. (a)	49,599	1,020,747
		3,356,129
Electronic Equipment & Instruments - 6.9%
Digital Theater Systems, Inc. (a)	5,700	97,413
Flextronics International Ltd. (a)	31,700	405,126
Jabil Circuit, Inc. (a)	29,700	868,131
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
National Instruments Corp.	4,300	$ 99,975
Solectron Corp. (a)	15,600	56,940
		1,527,585
Internet Software & Services - 2.5%
Google, Inc. Class A (sub. vtg.)	700	194,880
Yahoo!, Inc. (a)	9,800	364,560
		559,440
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	60,100	212,754
Analog Devices, Inc.	6,300	233,604
ASE Test Ltd. (a)	22,200	113,664
		560,022
Software - 4.9%
Microsoft Corp.	29,000	748,200
Quest Software, Inc. (a)	9,800	129,605
THQ, Inc. (a)	7,500	209,175
		1,086,980
TOTAL INFORMATION TECHNOLOGY		8,197,888
TOTAL COMMON STOCKS (Cost $21,277,531)		21,943,323
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	242,218	$ 242,218
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	408,750	408,750
TOTAL MONEY MARKET FUNDS (Cost $650,968)		650,968
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $21,928,499)		22,594,291
NET OTHER ASSETS - (2.3)%		(505,521)
NET ASSETS - 100%		$ 22,088,770
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Income Tax Information

At November 30, 2004, the fund had a capital loss carryforward of approximately $11,487,912 of which $3,616,173, $5,708,196 and $2,163,543 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $397,803) (cost $21,928,499) - See accompanying schedule		$ 22,594,291
Receivable for investments sold		331,812
Receivable for fund shares sold		32,918
Dividends receivable		26,329
Interest receivable		434
Prepaid expenses		62
Receivable from investment adviser for expense reductions		7,153
Other receivables		5,720
Total assets		22,998,719

Liabilities
Payable to custodian bank	$ 39,229
Payable for investments purchased	117,212
Payable for fund shares redeemed	298,590
Accrued management fee	10,519
Distribution fees payable	11,274
Other affiliated payables	7,030
Other payables and accrued expenses	17,345
Collateral on securities loaned, at value	408,750
Total liabilities		909,949

Net Assets		$ 22,088,770
Net Assets consist of:
Paid in capital		$ 33,184,303
Accumulated net investment loss		(80,009)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,681,316)
Net unrealized appreciation (depreciation) on investments		665,792
Net Assets		$ 22,088,770

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2005 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,902,054 ÷ 566,709 shares)	$ 8.65

Maximum offering price per share (100/94.25 of $8.65)	$ 9.18
Class T: Net Asset Value and redemption price per share ($9,394,195 ÷ 1,105,415 shares)	$ 8.50

Maximum offering price per share (100/96.50 of $8.50)	$ 8.81
Class B: Net Asset Value and offering price per share ($5,132,866 ÷ 622,659 shares) A	$ 8.24

Class C: Net Asset Value and offering price per share ($2,507,135 ÷ 305,587 shares) A	$ 8.20

Institutional Class: Net Asset Value, offering price and redemption price per share ($152,520 ÷ 17,431 shares)	$ 8.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)
Investment Income
Dividends		$ 94,945
Interest		3,243
Security lending		787
Total income		98,975

Expenses
Management fee	$ 64,705
Transfer agent fees	48,565
Distribution fees	70,184
Accounting and security lending fees	6,616
Independent trustees' compensation	55
Custodian fees and expenses	3,072
Registration fees	31,160
Audit	23,242
Legal	74
Miscellaneous	1,993
Total expenses before reductions	249,666
Expense reductions	(70,682)	178,984
Net investment income (loss)		(80,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(131,111)
Foreign currency transactions	(1,807)
Total net realized gain (loss)		(132,918)
Change in net unrealized appreciation (depreciation) on investment securities		348,905
Net gain (loss)		215,987
Net increase (decrease) in net assets resulting from operations		$ 135,978

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (80,009)	$ (75,576)
Net realized gain (loss)	(132,918)	2,245,258
Change in net unrealized appreciation (depreciation)	348,905	(1,471,274)
Net increase (decrease) in net assets resulting from operations	135,978	698,408
Share transactions - net increase (decrease)	(2,530,497)	(355,598)
Total increase (decrease) in net assets	(2,394,519)	342,810

Net Assets
Beginning of period	24,483,289	24,140,479
End of period (including accumulated net investment loss of $80,009 and $0, respectively)	$ 22,088,770	$ 24,483,289

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.28	$ 7.26	$ 10.92	$ 13.71	$ 15.01
Income from Investment Operations
Net investment income (loss) E	(.01)	.01 F	(.01)	(.05)	(.01)	(.02)
Net realized and unrealized gain (loss)	.07	.30	1.03	(3.61)	(1.62)	.44
Total from investment operations	.06	.31	1.02	(3.66)	(1.63)	.42
Distributions from net realized gain	-	-	-	-	(1.16)	(1.72)
Net asset value, end of period	$ 8.65	$ 8.59	$ 8.28	$ 7.26	$ 10.92	$ 13.71
Total Return B, C, D	.70%	3.74%	14.05%	(33.52)%	(13.13)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	1.80% A	2.02%	2.28%	2.03%	1.70%	1.61%
Expenses net of voluntary waivers, if any	1.27% A	1.30%	1.33%	1.32%	1.30%	1.30%
Expenses net of all reductions	1.22% A	1.25%	1.25%	1.23%	1.26%	1.30%
Net investment income (loss)	(.34)% A	.08%	(.14)%	(.62)%	(.05)%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,902	$ 5,691	$ 4,076	$ 3,491	$ 4,271	$ 4,925
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 8.16	$ 7.18	$ 10.83	$ 13.62	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01) F	(.03)	(.08)	(.03)	(.05)
Net realized and unrealized gain (loss)	.07	.30	1.01	(3.57)	(1.64)	.42
Total from investment operations	.05	.29	.98	(3.65)	(1.67)	.37
Distributions from net realized gain	-	-	-	-	(1.12)	(1.68)
Net asset value, end of period	$ 8.50	$ 8.45	$ 8.16	$ 7.18	$ 10.83	$ 13.62
Total Return B, C, D	.59%	3.55%	13.65%	(33.70)%	(13.49)%	2.06%
Ratios to Average Net Assets G
Expenses before expense reductions	2.12% A	2.39%	2.64%	2.37%	2.10%	1.88%
Expenses net of voluntary waivers, if any	1.51% A	1.55%	1.58%	1.57%	1.55%	1.55%
Expenses net of all reductions	1.46% A	1.50%	1.50%	1.48%	1.50%	1.54%
Net investment income (loss)	(.59)% A	(.17)%	(.39)%	(.86)%	(.29)%	(.35)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,394	$ 10,200	$ 9,905	$ 8,925	$ 16,165	$ 19,047
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.21	$ 7.98	$ 7.05	$ 10.67	$ 13.44	$ 14.76
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) F	(.06)	(.12)	(.09)	(.13)
Net realized and unrealized gain (loss)	.07	.28	.99	(3.50)	(1.63)	.43
Total from investment operations	.03	.23	.93	(3.62)	(1.72)	.30
Distributions from net realized gain	-	-	-	-	(1.05)	(1.62)
Net asset value, end of period	$ 8.24	$ 8.21	$ 7.98	$ 7.05	$ 10.67	$ 13.44
Total Return B, C, D	.37%	2.88%	13.19%	(33.93)%	(14.00)%	1.58%
Ratios to Average Net Assets G
Expenses before expense reductions	2.58% A	2.82%	2.96%	2.70%	2.44%	2.33%
Expenses net of voluntary waivers, if any	2.01% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.96% A	2.00%	1.97%	1.96%	2.01%	2.05%
Net investment income (loss)	(1.08)% A	(.67)%	(.86)%	(1.34)%	(.80)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,133	$ 5,757	$ 7,634	$ 6,921	$ 12,487	$ 15,682
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.17	$ 7.94	$ 7.02	$ 10.64	$ 13.41	$ 14.75
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05) F	(.06)	(.12)	(.09)	(.13)
Net realized and unrealized gain (loss)	.07	.28	.98	(3.50)	(1.61)	.45
Total from investment operations	.03	.23	.92	(3.62)	(1.70)	.32
Distributions from net realized gain	-	-	-	-	(1.07)	(1.66)
Net asset value, end of period	$ 8.20	$ 8.17	$ 7.94	$ 7.02	$ 10.64	$ 13.41
Total Return B, C, D	.37%	2.90%	13.11%	(34.02)%	(13.90)%	1.71%
Ratios to Average Net Assets G
Expenses before expense reductions	2.55% A	2.70%	2.91%	2.68%	2.47%	2.41%
Expenses net of voluntary waivers, if any	2.01% A	2.05%	2.05%	2.05%	2.05%	2.05%
Expenses net of all reductions	1.96% A	2.00%	1.97%	1.96%	2.00%	2.04%
Net investment income (loss)	(1.09)% A	(.67)%	(.86)%	(1.34)%	(.79)%	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,507	$ 2,688	$ 2,379	$ 1,758	$ 3,186	$ 2,763
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.04 per share.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 8.34	$ 7.30	$ 10.95	$ 13.77	$ 15.07
Income from Investment Operations
Net investment income (loss) D	- G	.03 E	.01	(.03)	.02	.02
Net realized and unrealized gain (loss)	.08	.30	1.03	(3.62)	(1.65)	.44
Total from investment operations	.08	.33	1.04	(3.65)	(1.63)	.46
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	-	-	-	-	(1.17)	(1.76)
Total distributions	-	-	-	-	(1.19)	(1.76)
Net asset value, end of period	$ 8.75	$ 8.67	$ 8.34	$ 7.30	$ 10.95	$ 13.77
Total Return B, C	.92%	3.96%	14.25%	(33.33)%	(13.09)%	2.68%
Ratios to Average Net Assets F
Expenses before expense reductions	1.41% A	1.40%	1.50%	1.39%	1.26%	1.21%
Expenses net of voluntary waivers, if any	1.02% A	1.05%	1.05%	1.05%	1.05%	1.05%
Expenses net of all reductions	.97% A	1.00%	.97%	.95%	1.00%	1.05%
Net investment income (loss)	(.09)% A	.33%	.14%	(.34)%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 153	$ 147	$ 146	$ 300	$ 488	$ 615
Portfolio turnover rate	150% A	149%	188%	241%	334%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.04 per share.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,582,087
Unrealized depreciation	(991,718)
Net unrealized appreciation (depreciation)	$ 590,369
Cost for federal income tax purposes	$ 22,003,922

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $16,783,336 and $17,905,163, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 5,917	$ 28
Class T	.25%	.25%	24,398	125
Class B	.75%	.25%	26,899	20,203
Class C	.75%	.25%	12,970	2,498
			$ 70,184	$ 22,854

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,339
Class T	2,961
Class B *	5,961
Class C *	387
$ 11,648

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 9,285	.39 *
Class T	22,776	.47 *
Class B	11,250	.42 *
Class C	5,064	.39 *
Institutional Class	190	.26 *
	$ 48,565

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,187 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,925 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Class A	1.30% - 1.25% *	$ 12,620
Class T	1.55% - 1.50%*	29,828
Class B	2.05% - 2.00%*	15,184
Class C	2.05% - 2.00%*	6,941
Institutional Class	1.05% - 1.00%*	293
		$ 64,866

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,816 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	81,917	345,482	$ 698,981	$ 2,959,462
Shares redeemed	(177,986)	(175,037)	(1,547,324)	(1,460,466)
Net increase (decrease)	(96,069)	170,445	$ (848,343)	$ 1,498,996
Class T
Shares sold	116,487	323,002	$ 974,229	$ 2,719,325
Shares redeemed	(218,655)	(328,793)	(1,840,480)	(2,737,059)
Net increase (decrease)	(102,168)	(5,791)	$ (866,251)	$ (17,734)
Class B
Shares sold	58,465	171,191	$ 478,168	$ 1,414,137
Shares redeemed	(136,744)	(427,224)	(1,111,889)	(3,494,610)
Net increase (decrease)	(78,279)	(256,033)	$ (633,721)	$ (2,080,473)
Class C
Shares sold	36,616	115,490	$ 296,543	$ 945,622
Shares redeemed	(59,835)	(86,332)	(483,405)	(696,786)
Net increase (decrease)	(23,219)	29,158	$ (186,862)	$ 248,836
Institutional Class
Shares sold	547	1	$ 4,756	$ 5
Shares redeemed	(9)	(584)	(76)	(5,228)
Net increase (decrease)	538	(583)	$ 4,680	$ (5,223)

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ATQGI-USAN-0705
1.786804.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.10	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,005.00	$ 6.85
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.89
Class B
Actual	$ 1,000.00	$ 1,001.90	$ 9.88
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,001.90	$ 9.83
HypotheticalA	$ 1,000.00	$ 1,015.11	$ 9.90
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,007.40	$ 4.40
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 1,007.90	$ 3.95
HypotheticalA	$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.37%
Class B	1.98%
Class C	1.97%
Fidelity Value Strategies Fund	.88%
Institutional Class	.79%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.4	4.6
THQ, Inc.	4.2	2.9
Beazer Homes USA, Inc.	4.2	3.0
Jack in the Box, Inc.	3.7	3.2
WMS Industries, Inc.	3.6	3.2
ACE Ltd.	2.7	2.3
Advanced Micro Devices, Inc.	2.6	2.9
palmOne, Inc.	2.5	2.8
York International Corp.	1.9	1.6
Jones Apparel Group, Inc.	1.9	2.0
	32.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.0	40.3
Consumer Discretionary	28.1	27.3
Financials	14.7	11.3
Industrials	11.9	11.8
Materials	4.9	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 98.6%		Stocks 98.4%
	Convertible Securities 1.4%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.0%	** Foreign investments	12.8%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 27.5%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 15,709
ArvinMeritor, Inc.	123,500	1,778
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	880
Lear Corp.	110,000	4,147
TRW Automotive Holdings Corp. (a)	549,600	11,195
		33,709
Automobiles - 1.5%
Nissan Motor Co. Ltd.	3,000,000	29,341
Hotels, Restaurants & Leisure - 9.5%
AFC Enterprises, Inc. (a)	413,700	10,549
Domino's Pizza, Inc.	1,531,600	35,058
Jack in the Box, Inc. (a)(e)	1,806,050	74,915
WMS Industries, Inc. (a)(d)(e)	2,301,300	73,112
		193,634
Household Durables - 11.2%
Beazer Homes USA, Inc. (d)	1,578,189	84,370
Centex Corp.	200,000	13,096
D.R. Horton, Inc.	911,988	31,527
Lennar Corp.:
Class A (d)	649,400	37,672
Class B	64,940	3,490
Levitt Corp. Class A	95,000	2,736
M/I Homes, Inc.	443,200	22,373
Maytag Corp. (d)	1,140,000	16,633
Whirlpool Corp.	230,000	15,824
		227,721
Media - 1.4%
Carmike Cinemas, Inc. (e)	834,300	27,290
Specialty Retail - 0.3%
Big Dog Holdings, Inc. (a)(e)	1,024,100	6,933
Textiles, Apparel & Luxury Goods - 1.9%
Jones Apparel Group, Inc.	1,222,900	39,023
TOTAL CONSUMER DISCRETIONARY		557,651
CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Jones Soda Co. (a)	815,400	5,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Koninklijke Ahold NV sponsored ADR (a)	600,000	$ 4,560
TOTAL CONSUMER STAPLES		10,276
FINANCIALS - 14.7%
Capital Markets - 0.1%
Lazard Ltd. Class A	24,000	520
TradeStation Group, Inc. (a)	161,700	1,192
		1,712
Consumer Finance - 0.0%
Dollar Financial Corp.	18,900	169
Insurance - 13.3%
ACE Ltd.	1,250,000	54,025
AMBAC Financial Group, Inc.	142,100	10,253
American Equity Investment Life Holding Co. (d)	1,482,200	15,104
American International Group, Inc.	81,200	4,511
Assurant, Inc.	35,900	1,262
Axis Capital Holdings Ltd.	500,000	13,755
Endurance Specialty Holdings Ltd.	742,700	27,071
Everest Re Group Ltd.	60,700	5,432
Genworth Financial, Inc. Class A (non-vtg.)	649,100	18,817
Hartford Financial Services Group, Inc.	81,100	6,065
MBIA, Inc.	162,400	9,083
MetLife, Inc.	720,000	32,112
Montpelier Re Holdings Ltd.	257,000	8,828
Scottish Re Group Ltd.	129,600	3,030
The St. Paul Travelers Companies, Inc.	450,736	17,074
United America Indemnity Ltd. Class A (a)	374,200	6,380
W.R. Berkley Corp.	1,050,000	37,233
		270,035
Real Estate - 0.0%
ZipRealty, Inc.	3,000	41
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	1,138,200	25,405
TOTAL FINANCIALS		297,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Syneron Medical Ltd.	81,500	$ 2,748
Health Care Providers & Services - 0.1%
Pediatrix Medical Group, Inc. (a)	40,800	3,004
Pharmaceuticals - 0.3%
Pain Therapeutics, Inc. (a)	1,050,000	5,513
TOTAL HEALTH CARE		11,265
INDUSTRIALS - 11.8%
Airlines - 2.0%
AMR Corp. (a)(d)	2,463,800	31,783
Delta Air Lines, Inc. (a)	1,215,230	4,679
Pinnacle Airlines Corp. (a)(d)	407,548	3,994
		40,456
Building Products - 2.0%
NCI Building Systems, Inc. (a)	51,800	1,789
York International Corp.	962,100	39,639
		41,428
Commercial Services & Supplies - 3.2%
Central Parking Corp.	765,500	12,937
Hudson Highland Group, Inc. (a)	208,570	3,339
Kforce, Inc. (a)	412,335	3,315
Monster Worldwide, Inc. (a)	1,256,409	33,144
Vedior NV (Certificaten Van Aandelen)	915,000	12,982
		65,717
Electrical Equipment - 0.5%
Color Kinetics, Inc.	775,400	8,483
TB Wood's Corp. (e)	261,300	1,510
		9,993
Machinery - 3.2%
Navistar International Corp. (a)	840,200	25,635
SPX Corp.	322,400	14,318
Timken Co.	1,000,000	23,500
TurboChef Technologies, Inc. (a)(d)	81,500	905
		64,358
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	374,200	5,385
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. Trust	448,800	$ 13,150
TOTAL INDUSTRIALS		240,487
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 4.9%
ADC Telecommunications, Inc. (a)	895,342	16,259
AudioCodes Ltd. (a)	820,000	9,897
Belden CDT, Inc.	1,101,385	22,160
EVS Broadcast Equipment SA	186,025	4,555
Netopia, Inc. (a)	400,000	1,320
NMS Communications Corp. (a)	1,985,221	6,452
Performance Technologies, Inc. (a)(e)	1,223,100	8,231
Powerwave Technologies, Inc. (a)	802,700	7,329
Terayon Communication Systems, Inc. (a)(e)	7,116,500	22,559
		98,762
Computers & Peripherals - 2.5%
palmOne, Inc. (a)(d)	1,819,154	51,700
Electronic Equipment & Instruments - 1.1%
AVX Corp.	658,100	7,818
Cherokee International Corp. (a)	120,500	495
Dolby Laboratories, Inc. Class A	415,400	8,283
RadiSys Corp. (a)	100,000	1,617
Richardson Electronics Ltd.	355,500	3,164
		21,377
Internet Software & Services - 5.9%
Ariba, Inc. (a)	650,000	3,985
Art Technology Group, Inc. (a)	2,050,000	2,214
Google, Inc. Class A (sub. vtg.)	87,800	24,444
Housevalues, Inc. (d)	4,400	59
iBasis, Inc. (a)	160,000	368
Interwoven, Inc. (a)(e)	2,514,875	20,018
Keynote Systems, Inc. (a)	872,451	10,120
Loudeye Corp. (a)	1,217,100	1,095
PlanetOut, Inc.	259,900	2,092
Plumtree Software, Inc. (a)	1,400,000	6,440
Selectica, Inc. (a)(e)	2,068,200	6,556
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SonicWALL, Inc. (a)	2,600,000	$ 16,068
Vignette Corp. (a)(e)	22,074,029	25,606
		119,065
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	3,169,700	51,983
Agere Systems, Inc. (a)	322,500	4,386
Applied Micro Circuits Corp. (a)	2,800,000	8,036
Atmel Corp. (a)	3,520,100	10,560
Conexant Systems, Inc. (a)	2,719,800	3,889
Hi/fn, Inc. (a)(e)	1,200,000	7,968
Integrated Device Technology, Inc. (a)	891,300	10,901
Mattson Technology, Inc. (a)	1,270,367	9,934
Mindspeed Technologies, Inc. (a)	199,999	286
MIPS Technologies, Inc. (a)	1,256,873	10,834
Omnivision Technologies, Inc. (a)(d)	1,622,600	25,670
ON Semiconductor Corp. (a)	1,537,300	6,918
Pericom Semiconductor Corp. (a)	704,300	5,641
Samsung Electronics Co. Ltd.	20,500	9,950
Transwitch Corp. (a)(d)	2,688,400	5,296
Trident Microsystems, Inc. (a)	326,000	6,905
		179,157
Software - 14.1%
Activision, Inc. (a)	363,333	5,726
Actuate Corp. (a)(e)	3,975,000	8,507
Aspen Technology, Inc. (a)(d)	1,476,100	7,735
BindView Development Corp. (a)	1,500,000	4,680
i2 Technologies, Inc. (a)	810,440	6,646
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
JDA Software Group, Inc. (a)	773,200	9,990
MapInfo Corp. (a)(e)	1,375,746	17,142
PalmSource, Inc. (a)(d)	174,441	1,750
RADWARE Ltd. (a)	237,800	5,315
Synopsys, Inc. (a)	324,200	5,858
Take-Two Interactive Software, Inc. (a)(e)	4,224,450	108,823
THQ, Inc. (a)(e)	3,065,739	85,503
Ulticom, Inc. (a)	2,026,200	18,641
		286,316
TOTAL INFORMATION TECHNOLOGY		756,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.9%
Chemicals - 2.1%
Eastman Chemical Co.	600,000	$ 35,268
FMC Corp. (a)	50,000	2,773
Lyondell Chemical Co.	171,855	4,080
		42,121
Construction Materials - 1.9%
Eagle Materials, Inc. (d)	56,932	4,991
Eagle Materials, Inc. Class B	14,901	1,267
Texas Industries, Inc.	410,600	18,896
U.S. Concrete, Inc. (a)(e)	2,315,898	14,173
		39,327
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	210,600	5,415
Metals & Mining - 0.6%
NN, Inc.	162,197	2,058
POSCO sponsored ADR	100,000	4,492
Steel Dynamics, Inc.	189,900	5,106
		11,656
TOTAL MATERIALS		98,519
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
Alaska Communication Systems Group, Inc.	405,500	3,840
Iowa Telecommunication Services, Inc.	1,155,700	21,727
		25,567
Wireless Telecommunication Services - 0.1%
Motient Corp. (a)	162,300	3,084
TOTAL TELECOMMUNICATION SERVICES		28,651
TOTAL COMMON STOCKS (Cost $1,588,586)		2,000,588
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	2,400	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Convertible Bonds - 1.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (f)	$ 7,500	12,806
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (f)	2,500	2,050
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.5%
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,100
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd. 7.75% 12/15/11 (f)	2,322	2,206
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09	2,000	2,545
TOTAL INFORMATION TECHNOLOGY		13,851
TOTAL CONVERTIBLE BONDS (Cost $20,700)		28,707
Money Market Funds - 11.3%
	Shares	Value (Note 1) (000s)
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c) (Cost $229,068)	229,068,000	$ 229,068
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $1,838,390)		2,258,363
NET OTHER ASSETS - (11.3)%		(229,318)
NET ASSETS - 100%		$ 2,029,045
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,062,000 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Bermuda	5.4%
Japan	1.5%
Others (individually less than 1%)	3.1%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 9,421	$ -	$ -	$ -	$ 8,507
Big Dog Holdings, Inc..	6,431	-	-	-	6,933
Carmike Cinemas, Inc..	31,236	-	-	292	27,290
Hi/fn, Inc..	9,600	-	-	-	7,968
Interwoven, Inc..	21,962	2,109	-	-	20,018
Jack in the Box, Inc..	68,233	-	-	-	74,915
MapInfo Corp..	16,440	-	-	-	17,142
Performance Technologies, Inc..	8,721	-	-	-	8,231
Selectica, Inc..	7,963	-	-	-	6,556
Take-Two Interactive Software, Inc..	98,426	-	-	-	108,823
TB Wood's Corp..	1,416	-	-	-	1,510
Terayon Communication Systems, Inc..	14,162	-	-	-	22,559
THQ, Inc..	63,733	2,590	-	-	85,503
U.S. Concrete, Inc..	16,837	-	-	-	14,173
Vignette Corp..	27,557	496	-	-	25,606
WMS Industries, Inc..	68,441	-	-	-	73,112
Total . .	$ 470,579	$ 5,195	$ -	$ 292	$ 508,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $223,002) (cost $1,838,390) - See accompanying schedule		$ 2,258,363
Receivable for investments sold		3,612
Receivable for fund shares sold		2,440
Dividends receivable		1,213
Interest receivable		393
Prepaid expenses		5
Other receivables		390
Total assets		2,266,416

Liabilities
Payable to custodian bank	$ 1,981
Payable for investments purchased	2
Payable for fund shares redeemed	4,059
Accrued management fee	934
Distribution fees payable	788
Other affiliated payables	491
Other payables and accrued expenses	48
Collateral on securities loaned, at value	229,068
Total liabilities		237,371

Net Assets		$ 2,029,045
Net Assets consist of:
Paid in capital		$ 1,524,765
Accumulated net investment loss		(2,608)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,922
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		419,966
Net Assets		$ 2,029,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($303,981 ÷ 9,066 shares)	$ 33.53

Maximum offering price per share (100/94.25 of $33.53)	$ 35.58
Class T: Net Asset Value and redemption price per share ($1,029,056 ÷ 30,091 shares)	$ 34.20

Maximum offering price per share (100/96.50 of $34.20)	$ 35.44
Class B: Net Asset Value and offering price per share ($270,006 ÷ 8,346 shares)A	$ 32.35

Class C: Net Asset Value and offering price per share ($117,067 ÷ 3,638 shares)A	$ 32.18

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($186,042 ÷ 5,208 shares)	$ 35.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,893 ÷ 3,529 shares)	$ 34.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $292 received from affiliated issuers)		$ 8,736
Interest		1,390
Security lending		691
Total income		10,817

Expenses
Management fee	$ 5,993
Transfer agent fees	2,793
Distribution fees	5,109
Accounting and security lending fees	355
Independent trustees' compensation	5
Custodian fees and expenses	38
Registration fees	88
Audit	31
Legal	3
Interest	15
Miscellaneous	61
Total expenses before reductions	14,491
Expense reductions	(283)	14,208
Net investment income (loss)		(3,391)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	87,920
Foreign currency transactions	18
Total net realized gain (loss)		87,938
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,934)
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		(75,963)
Net gain (loss)		11,975
Net increase (decrease) in net assets resulting from operations		$ 8,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,391)	$ (11,049)
Net realized gain (loss)	87,938	96,729
Change in net unrealized appreciation (depreciation)	(75,963)	56,876
Net increase (decrease) in net assets resulting from operations	8,584	142,556
Distributions to shareholders from net realized gain	(16,209)	-
Share transactions - net increase (decrease)	(122,820)	93,177
Total increase (decrease) in net assets	(130,445)	235,733

Net Assets
Beginning of period	2,159,490	1,923,757
End of period (including accumulated net investment loss of $2,608 and undistributed net investment income of $783, respectively)	$ 2,029,045	$ 2,159,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)	(.08)	.02 G	(.10)	(.06)
Net realized and unrealized gain (loss)	.23	2.73	9.29	(2.82) G	2.75	2.46
Total from investment operations	.21	2.63	9.21	(2.80)	2.65	2.40
Distributions from net realized gain	(.26)	-	-	(.23)	(1.30)	(5.74)
Net asset value, end of period	$ 33.53	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42
Total Return B, C, D	.61%	8.50%	42.36%	(11.46)%	11.90%	11.18%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.18%	1.21%	1.24%	1.17%	1.01%
Expenses net of voluntary waivers, if any	1.18% A	1.18%	1.21%	1.24%	1.17%	1.01%
Expenses net of all reductions	1.15% A	1.17%	1.18%	1.17%	1.16%	1.00%
Net investment income (loss)	(.12)% A	(.30)%	(.35)%	.07% G	(.39)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 299	$ 238	$ 129	$ 89	$ 20
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.13)	(.03) G	(.15)	(.10)
Net realized and unrealized gain (loss)	.23	2.79	9.50	(2.90) G	2.81	2.52
Total from investment operations	.18	2.63	9.37	(2.93)	2.66	2.42
Distributions from net realized gain	(.26)	-	-	(.15)	(1.21)	(5.64)
Net asset value, end of period	$ 34.20	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91
Total Return B, C, D	.50%	8.31%	42.06%	(11.66)%	11.65%	11.03%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.38%	1.41%	1.42%	1.36%	1.15%
Expenses net of voluntary waivers, if any	1.37% A	1.38%	1.41%	1.42%	1.36%	1.15%
Expenses net of all reductions	1.34% A	1.36%	1.38%	1.35%	1.34%	1.14%
Net investment income (loss)	(.31)% A	(.50)%	(.54)%	(.12)% G	(.58)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,029	$ 1,107	$ 1,127	$ 710	$ 667	$ 403
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36
Income from Investment Operations
Net investment income (loss) E	(.15)	(.35)	(.27)	(.16) G	(.28)	(.22)
Net realized and unrealized gain (loss)	.22	2.65	9.09	(2.80) G	2.71	2.44
Total from investment operations	.07	2.30	8.82	(2.96)	2.43	2.22
Distributions from net realized gain	(.26)	-	-	(.07)	(1.06)	(5.50)
Net asset value, end of period	$ 32.35	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08
Total Return B, C, D	.19%	7.61%	41.18%	(12.16)%	10.97%	10.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.98% A	2.02%	2.04%	2.03%	1.93%	1.70%
Expenses net of voluntary waivers, if any	1.98% A	2.02%	2.04%	2.03%	1.93%	1.70%
Expenses net of all reductions	1.95% A	2.00%	2.01%	1.97%	1.92%	1.69%
Net investment income (loss)	(.92)% A	(1.14)%	(1.17)%	(.73)% G	(1.16)%	(.95)%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 301	$ 290	$ 196	$ 172	$ 87
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 32.37	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	.22	2.63	9.04	(2.78) H	(1.91)
Total from investment operations	.07	2.30	8.78	(2.93)	(1.98)
Distributions from net realized gain	(.26)	-	-	(.25)	-
Net asset value, end of period	$ 32.18	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Total Return B, C, D	.19%	7.65%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.97% A	1.97%	1.99%	2.01%	1.87% A
Expenses net of voluntary waivers, if any	1.97% A	1.97%	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.95% A	1.96%	1.97%	1.94%	1.86% A
Net investment income (loss)	(.92)% A	(1.10)%	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 136	$ 106	$ 53	$ 21
Portfolio turnover rate	23% A	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74
Income from Investment Operations
Net investment income (loss) D	.03	- G	.02	.12 F	- G	.04
Net realized and unrealized gain (loss)	.24	2.90	9.84	(2.96) F	2.86	2.56
Total from investment operations	.27	2.90	9.86	(2.84)	2.86	2.60
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	(.26)	-	-	(.26)	(1.32)	(5.81)
Total distributions	(.26)	-	-	(.26)	(1.34)	(5.81)
Net asset value, end of period	$ 35.72	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53
Total Return B, C	.74%	8.84%	42.96%	(11.06)%	12.26%	11.62%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.87%	.79%	.80%	.79%	.59%
Expenses net of voluntary waivers, if any	.88% A	.87%	.79%	.80%	.79%	.59%
Expenses net of all reductions	.85% A	.86%	.76%	.73%	.77%	.58%
Net investment income (loss)	.19% A	.00%	.08%	.50% F	(.01)%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 186	$ 185	$ 22	$ 16	$ 19	$ 19
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21
Income from Investment Operations
Net investment income (loss) D	.05	.03	.01	.10 F	(.02)	.03
Net realized and unrealized gain (loss)	.23	2.82	9.58	(2.89) F	2.83	2.51
Total from investment operations	.28	2.85	9.59	(2.79)	2.81	2.54
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(.26)	-	-	(.27)	(1.32)	(5.79)
Total distributions	(.26)	-	-	(.27)	(1.35)	(5.79)
Net asset value, end of period	$ 34.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96
Total Return B, C	.79%	8.92%	42.89%	(11.15)%	12.35%	11.61%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.79%	.83%	.87%	.84%	.63%
Expenses net of voluntary waivers, if any	.79% A	.79%	.83%	.87%	.84%	.63%
Expenses net of all reductions	.76% A	.78%	.81%	.80%	.83%	.62%
Net investment income (loss)	.27% A	.08%	.03%	.44% F	(.06)%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 131	$ 141	$ 65	$ 47	$ 11
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 638,122
Unrealized depreciation	(214,470)
Net unrealized appreciation (depreciation)	$ 423,652
Cost for federal income tax purposes	$ 1,834,711

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $243,362 and $381,172, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 377	$ 3
Class T	.25%	.25%	2,660	26
Class B	.75%	.25%	1,425	1,070
Class C	.75%	.25%	647	135
			$ 5,109	$ 1,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90
Class T	34
Class B*	325
Class C*	13
$ 462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 457	.30 *
Class T	1,281	.24 *
Class B	498	.35 *
Class C	224	.35 *
Fidelity Value Strategies Fund	233	.25 *
Institutional Class	100	.16 *
	$ 2,793

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $91 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 7,778	2.71%	-	$ 14

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $2,598. The weighted average interest rate was 3.25%. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $279 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Value Strategies Fund	$ 1

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 2,289	$ -
Class T	8,174	-
Class B	2,340	-
Class C	1,075	-
Fidelity Value Strategies Fund	1,386	-
Institutional Class	945	-
Total	$ 16,209	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	1,624	4,586	$ 54,273	$ 144,919
Reinvestment of distributions	64	-	2,172	-
Shares redeemed	(1,529)	(3,378)	(50,936)	(104,408)
Net increase (decrease)	159	1,208	$ 5,509	$ 40,511
Class T
Shares sold	3,991	14,187	$ 135,961	$ 461,357
Reinvestment of distributions	223	-	7,710	-
Shares redeemed	(6,410)	(17,509)	(218,672)	(560,918)
Net increase (decrease)	(2,196)	(3,322)	$ (75,001)	$ (99,561)
Class B
Shares sold	394	1,829	$ 12,750	$ 56,577
Reinvestment of distributions	66	-	2,149	-
Shares redeemed	(1,359)	(2,159)	(43,555)	(65,623)
Net increase (decrease)	(899)	(330)	$ (28,656)	$ (9,046)
Class C
Shares sold	407	1,844	$ 13,139	$ 56,769
Reinvestment of distributions	31	-	996	-
Shares redeemed	(1,015)	(1,163)	(32,006)	(35,100)
Net increase (decrease)	(577)	681	$ (17,871)	$ 21,669
Fidelity Value Strategies Fund
Shares sold	1,654	8,218	$ 59,167	$ 279,281
Reinvestment of distributions	37	-	1,326	-
Shares redeemed	(1,673)	(3,695)	(59,145)	(120,650)
Net increase (decrease)	18	4,523	$ 1,348	$ 158,631
Institutional Class
Shares sold	488	1,513	$ 16,959	$ 50,037
Reinvestment of distributions	17	-	585	-
Shares redeemed	(742)	(2,152)	(25,693)	(69,064)
Net increase (decrease)	(237)	(639)	$ (8,149)	$ (19,027)

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

SO-USAN-0705
1.786805.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Value Strategies

Fund - Institutional Class

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.10	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,005.00	$ 6.85
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.89
Class B
Actual	$ 1,000.00	$ 1,001.90	$ 9.88
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,001.90	$ 9.83
HypotheticalA	$ 1,000.00	$ 1,015.11	$ 9.90
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,007.40	$ 4.40
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 1,007.90	$ 3.95
HypotheticalA	$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.37%
Class B	1.98%
Class C	1.97%
Fidelity Value Strategies Fund	.88%
Institutional Class	.79%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.4	4.6
THQ, Inc.	4.2	2.9
Beazer Homes USA, Inc.	4.2	3.0
Jack in the Box, Inc.	3.7	3.2
WMS Industries, Inc.	3.6	3.2
ACE Ltd.	2.7	2.3
Advanced Micro Devices, Inc.	2.6	2.9
palmOne, Inc.	2.5	2.8
York International Corp.	1.9	1.6
Jones Apparel Group, Inc.	1.9	2.0
	32.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.0	40.3
Consumer Discretionary	28.1	27.3
Financials	14.7	11.3
Industrials	11.9	11.8
Materials	4.9	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 98.6%		Stocks 98.4%
	Convertible Securities 1.4%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.0%	** Foreign investments	12.8%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 27.5%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 15,709
ArvinMeritor, Inc.	123,500	1,778
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	880
Lear Corp.	110,000	4,147
TRW Automotive Holdings Corp. (a)	549,600	11,195
		33,709
Automobiles - 1.5%
Nissan Motor Co. Ltd.	3,000,000	29,341
Hotels, Restaurants & Leisure - 9.5%
AFC Enterprises, Inc. (a)	413,700	10,549
Domino's Pizza, Inc.	1,531,600	35,058
Jack in the Box, Inc. (a)(e)	1,806,050	74,915
WMS Industries, Inc. (a)(d)(e)	2,301,300	73,112
		193,634
Household Durables - 11.2%
Beazer Homes USA, Inc. (d)	1,578,189	84,370
Centex Corp.	200,000	13,096
D.R. Horton, Inc.	911,988	31,527
Lennar Corp.:
Class A (d)	649,400	37,672
Class B	64,940	3,490
Levitt Corp. Class A	95,000	2,736
M/I Homes, Inc.	443,200	22,373
Maytag Corp. (d)	1,140,000	16,633
Whirlpool Corp.	230,000	15,824
		227,721
Media - 1.4%
Carmike Cinemas, Inc. (e)	834,300	27,290
Specialty Retail - 0.3%
Big Dog Holdings, Inc. (a)(e)	1,024,100	6,933
Textiles, Apparel & Luxury Goods - 1.9%
Jones Apparel Group, Inc.	1,222,900	39,023
TOTAL CONSUMER DISCRETIONARY		557,651
CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Jones Soda Co. (a)	815,400	5,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Koninklijke Ahold NV sponsored ADR (a)	600,000	$ 4,560
TOTAL CONSUMER STAPLES		10,276
FINANCIALS - 14.7%
Capital Markets - 0.1%
Lazard Ltd. Class A	24,000	520
TradeStation Group, Inc. (a)	161,700	1,192
		1,712
Consumer Finance - 0.0%
Dollar Financial Corp.	18,900	169
Insurance - 13.3%
ACE Ltd.	1,250,000	54,025
AMBAC Financial Group, Inc.	142,100	10,253
American Equity Investment Life Holding Co. (d)	1,482,200	15,104
American International Group, Inc.	81,200	4,511
Assurant, Inc.	35,900	1,262
Axis Capital Holdings Ltd.	500,000	13,755
Endurance Specialty Holdings Ltd.	742,700	27,071
Everest Re Group Ltd.	60,700	5,432
Genworth Financial, Inc. Class A (non-vtg.)	649,100	18,817
Hartford Financial Services Group, Inc.	81,100	6,065
MBIA, Inc.	162,400	9,083
MetLife, Inc.	720,000	32,112
Montpelier Re Holdings Ltd.	257,000	8,828
Scottish Re Group Ltd.	129,600	3,030
The St. Paul Travelers Companies, Inc.	450,736	17,074
United America Indemnity Ltd. Class A (a)	374,200	6,380
W.R. Berkley Corp.	1,050,000	37,233
		270,035
Real Estate - 0.0%
ZipRealty, Inc.	3,000	41
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	1,138,200	25,405
TOTAL FINANCIALS		297,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Syneron Medical Ltd.	81,500	$ 2,748
Health Care Providers & Services - 0.1%
Pediatrix Medical Group, Inc. (a)	40,800	3,004
Pharmaceuticals - 0.3%
Pain Therapeutics, Inc. (a)	1,050,000	5,513
TOTAL HEALTH CARE		11,265
INDUSTRIALS - 11.8%
Airlines - 2.0%
AMR Corp. (a)(d)	2,463,800	31,783
Delta Air Lines, Inc. (a)	1,215,230	4,679
Pinnacle Airlines Corp. (a)(d)	407,548	3,994
		40,456
Building Products - 2.0%
NCI Building Systems, Inc. (a)	51,800	1,789
York International Corp.	962,100	39,639
		41,428
Commercial Services & Supplies - 3.2%
Central Parking Corp.	765,500	12,937
Hudson Highland Group, Inc. (a)	208,570	3,339
Kforce, Inc. (a)	412,335	3,315
Monster Worldwide, Inc. (a)	1,256,409	33,144
Vedior NV (Certificaten Van Aandelen)	915,000	12,982
		65,717
Electrical Equipment - 0.5%
Color Kinetics, Inc.	775,400	8,483
TB Wood's Corp. (e)	261,300	1,510
		9,993
Machinery - 3.2%
Navistar International Corp. (a)	840,200	25,635
SPX Corp.	322,400	14,318
Timken Co.	1,000,000	23,500
TurboChef Technologies, Inc. (a)(d)	81,500	905
		64,358
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	374,200	5,385
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. Trust	448,800	$ 13,150
TOTAL INDUSTRIALS		240,487
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 4.9%
ADC Telecommunications, Inc. (a)	895,342	16,259
AudioCodes Ltd. (a)	820,000	9,897
Belden CDT, Inc.	1,101,385	22,160
EVS Broadcast Equipment SA	186,025	4,555
Netopia, Inc. (a)	400,000	1,320
NMS Communications Corp. (a)	1,985,221	6,452
Performance Technologies, Inc. (a)(e)	1,223,100	8,231
Powerwave Technologies, Inc. (a)	802,700	7,329
Terayon Communication Systems, Inc. (a)(e)	7,116,500	22,559
		98,762
Computers & Peripherals - 2.5%
palmOne, Inc. (a)(d)	1,819,154	51,700
Electronic Equipment & Instruments - 1.1%
AVX Corp.	658,100	7,818
Cherokee International Corp. (a)	120,500	495
Dolby Laboratories, Inc. Class A	415,400	8,283
RadiSys Corp. (a)	100,000	1,617
Richardson Electronics Ltd.	355,500	3,164
		21,377
Internet Software & Services - 5.9%
Ariba, Inc. (a)	650,000	3,985
Art Technology Group, Inc. (a)	2,050,000	2,214
Google, Inc. Class A (sub. vtg.)	87,800	24,444
Housevalues, Inc. (d)	4,400	59
iBasis, Inc. (a)	160,000	368
Interwoven, Inc. (a)(e)	2,514,875	20,018
Keynote Systems, Inc. (a)	872,451	10,120
Loudeye Corp. (a)	1,217,100	1,095
PlanetOut, Inc.	259,900	2,092
Plumtree Software, Inc. (a)	1,400,000	6,440
Selectica, Inc. (a)(e)	2,068,200	6,556
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SonicWALL, Inc. (a)	2,600,000	$ 16,068
Vignette Corp. (a)(e)	22,074,029	25,606
		119,065
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	3,169,700	51,983
Agere Systems, Inc. (a)	322,500	4,386
Applied Micro Circuits Corp. (a)	2,800,000	8,036
Atmel Corp. (a)	3,520,100	10,560
Conexant Systems, Inc. (a)	2,719,800	3,889
Hi/fn, Inc. (a)(e)	1,200,000	7,968
Integrated Device Technology, Inc. (a)	891,300	10,901
Mattson Technology, Inc. (a)	1,270,367	9,934
Mindspeed Technologies, Inc. (a)	199,999	286
MIPS Technologies, Inc. (a)	1,256,873	10,834
Omnivision Technologies, Inc. (a)(d)	1,622,600	25,670
ON Semiconductor Corp. (a)	1,537,300	6,918
Pericom Semiconductor Corp. (a)	704,300	5,641
Samsung Electronics Co. Ltd.	20,500	9,950
Transwitch Corp. (a)(d)	2,688,400	5,296
Trident Microsystems, Inc. (a)	326,000	6,905
		179,157
Software - 14.1%
Activision, Inc. (a)	363,333	5,726
Actuate Corp. (a)(e)	3,975,000	8,507
Aspen Technology, Inc. (a)(d)	1,476,100	7,735
BindView Development Corp. (a)	1,500,000	4,680
i2 Technologies, Inc. (a)	810,440	6,646
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
JDA Software Group, Inc. (a)	773,200	9,990
MapInfo Corp. (a)(e)	1,375,746	17,142
PalmSource, Inc. (a)(d)	174,441	1,750
RADWARE Ltd. (a)	237,800	5,315
Synopsys, Inc. (a)	324,200	5,858
Take-Two Interactive Software, Inc. (a)(e)	4,224,450	108,823
THQ, Inc. (a)(e)	3,065,739	85,503
Ulticom, Inc. (a)	2,026,200	18,641
		286,316
TOTAL INFORMATION TECHNOLOGY		756,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.9%
Chemicals - 2.1%
Eastman Chemical Co.	600,000	$ 35,268
FMC Corp. (a)	50,000	2,773
Lyondell Chemical Co.	171,855	4,080
		42,121
Construction Materials - 1.9%
Eagle Materials, Inc. (d)	56,932	4,991
Eagle Materials, Inc. Class B	14,901	1,267
Texas Industries, Inc.	410,600	18,896
U.S. Concrete, Inc. (a)(e)	2,315,898	14,173
		39,327
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	210,600	5,415
Metals & Mining - 0.6%
NN, Inc.	162,197	2,058
POSCO sponsored ADR	100,000	4,492
Steel Dynamics, Inc.	189,900	5,106
		11,656
TOTAL MATERIALS		98,519
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
Alaska Communication Systems Group, Inc.	405,500	3,840
Iowa Telecommunication Services, Inc.	1,155,700	21,727
		25,567
Wireless Telecommunication Services - 0.1%
Motient Corp. (a)	162,300	3,084
TOTAL TELECOMMUNICATION SERVICES		28,651
TOTAL COMMON STOCKS (Cost $1,588,586)		2,000,588
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	2,400	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Convertible Bonds - 1.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (f)	$ 7,500	12,806
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (f)	2,500	2,050
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.5%
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,100
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd. 7.75% 12/15/11 (f)	2,322	2,206
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09	2,000	2,545
TOTAL INFORMATION TECHNOLOGY		13,851
TOTAL CONVERTIBLE BONDS (Cost $20,700)		28,707
Money Market Funds - 11.3%
	Shares	Value (Note 1) (000s)
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c) (Cost $229,068)	229,068,000	$ 229,068
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $1,838,390)		2,258,363
NET OTHER ASSETS - (11.3)%		(229,318)
NET ASSETS - 100%		$ 2,029,045
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,062,000 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Bermuda	5.4%
Japan	1.5%
Others (individually less than 1%)	3.1%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 9,421	$ -	$ -	$ -	$ 8,507
Big Dog Holdings, Inc..	6,431	-	-	-	6,933
Carmike Cinemas, Inc..	31,236	-	-	292	27,290
Hi/fn, Inc..	9,600	-	-	-	7,968
Interwoven, Inc..	21,962	2,109	-	-	20,018
Jack in the Box, Inc..	68,233	-	-	-	74,915
MapInfo Corp..	16,440	-	-	-	17,142
Performance Technologies, Inc..	8,721	-	-	-	8,231
Selectica, Inc..	7,963	-	-	-	6,556
Take-Two Interactive Software, Inc..	98,426	-	-	-	108,823
TB Wood's Corp..	1,416	-	-	-	1,510
Terayon Communication Systems, Inc..	14,162	-	-	-	22,559
THQ, Inc..	63,733	2,590	-	-	85,503
U.S. Concrete, Inc..	16,837	-	-	-	14,173
Vignette Corp..	27,557	496	-	-	25,606
WMS Industries, Inc..	68,441	-	-	-	73,112
Total . .	$ 470,579	$ 5,195	$ -	$ 292	$ 508,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $223,002) (cost $1,838,390) - See accompanying schedule		$ 2,258,363
Receivable for investments sold		3,612
Receivable for fund shares sold		2,440
Dividends receivable		1,213
Interest receivable		393
Prepaid expenses		5
Other receivables		390
Total assets		2,266,416

Liabilities
Payable to custodian bank	$ 1,981
Payable for investments purchased	2
Payable for fund shares redeemed	4,059
Accrued management fee	934
Distribution fees payable	788
Other affiliated payables	491
Other payables and accrued expenses	48
Collateral on securities loaned, at value	229,068
Total liabilities		237,371

Net Assets		$ 2,029,045
Net Assets consist of:
Paid in capital		$ 1,524,765
Accumulated net investment loss		(2,608)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,922
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		419,966
Net Assets		$ 2,029,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($303,981 ÷ 9,066 shares)	$ 33.53

Maximum offering price per share (100/94.25 of $33.53)	$ 35.58
Class T: Net Asset Value and redemption price per share ($1,029,056 ÷ 30,091 shares)	$ 34.20

Maximum offering price per share (100/96.50 of $34.20)	$ 35.44
Class B: Net Asset Value and offering price per share ($270,006 ÷ 8,346 shares)A	$ 32.35

Class C: Net Asset Value and offering price per share ($117,067 ÷ 3,638 shares)A	$ 32.18

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($186,042 ÷ 5,208 shares)	$ 35.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,893 ÷ 3,529 shares)	$ 34.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $292 received from affiliated issuers)		$ 8,736
Interest		1,390
Security lending		691
Total income		10,817

Expenses
Management fee	$ 5,993
Transfer agent fees	2,793
Distribution fees	5,109
Accounting and security lending fees	355
Independent trustees' compensation	5
Custodian fees and expenses	38
Registration fees	88
Audit	31
Legal	3
Interest	15
Miscellaneous	61
Total expenses before reductions	14,491
Expense reductions	(283)	14,208
Net investment income (loss)		(3,391)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	87,920
Foreign currency transactions	18
Total net realized gain (loss)		87,938
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,934)
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		(75,963)
Net gain (loss)		11,975
Net increase (decrease) in net assets resulting from operations		$ 8,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,391)	$ (11,049)
Net realized gain (loss)	87,938	96,729
Change in net unrealized appreciation (depreciation)	(75,963)	56,876
Net increase (decrease) in net assets resulting from operations	8,584	142,556
Distributions to shareholders from net realized gain	(16,209)	-
Share transactions - net increase (decrease)	(122,820)	93,177
Total increase (decrease) in net assets	(130,445)	235,733

Net Assets
Beginning of period	2,159,490	1,923,757
End of period (including accumulated net investment loss of $2,608 and undistributed net investment income of $783, respectively)	$ 2,029,045	$ 2,159,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)	(.08)	.02 G	(.10)	(.06)
Net realized and unrealized gain (loss)	.23	2.73	9.29	(2.82) G	2.75	2.46
Total from investment operations	.21	2.63	9.21	(2.80)	2.65	2.40
Distributions from net realized gain	(.26)	-	-	(.23)	(1.30)	(5.74)
Net asset value, end of period	$ 33.53	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42
Total Return B, C, D	.61%	8.50%	42.36%	(11.46)%	11.90%	11.18%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.18%	1.21%	1.24%	1.17%	1.01%
Expenses net of voluntary waivers, if any	1.18% A	1.18%	1.21%	1.24%	1.17%	1.01%
Expenses net of all reductions	1.15% A	1.17%	1.18%	1.17%	1.16%	1.00%
Net investment income (loss)	(.12)% A	(.30)%	(.35)%	.07% G	(.39)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 299	$ 238	$ 129	$ 89	$ 20
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.13)	(.03) G	(.15)	(.10)
Net realized and unrealized gain (loss)	.23	2.79	9.50	(2.90) G	2.81	2.52
Total from investment operations	.18	2.63	9.37	(2.93)	2.66	2.42
Distributions from net realized gain	(.26)	-	-	(.15)	(1.21)	(5.64)
Net asset value, end of period	$ 34.20	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91
Total Return B, C, D	.50%	8.31%	42.06%	(11.66)%	11.65%	11.03%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.38%	1.41%	1.42%	1.36%	1.15%
Expenses net of voluntary waivers, if any	1.37% A	1.38%	1.41%	1.42%	1.36%	1.15%
Expenses net of all reductions	1.34% A	1.36%	1.38%	1.35%	1.34%	1.14%
Net investment income (loss)	(.31)% A	(.50)%	(.54)%	(.12)% G	(.58)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,029	$ 1,107	$ 1,127	$ 710	$ 667	$ 403
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36
Income from Investment Operations
Net investment income (loss) E	(.15)	(.35)	(.27)	(.16) G	(.28)	(.22)
Net realized and unrealized gain (loss)	.22	2.65	9.09	(2.80) G	2.71	2.44
Total from investment operations	.07	2.30	8.82	(2.96)	2.43	2.22
Distributions from net realized gain	(.26)	-	-	(.07)	(1.06)	(5.50)
Net asset value, end of period	$ 32.35	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08
Total Return B, C, D	.19%	7.61%	41.18%	(12.16)%	10.97%	10.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.98% A	2.02%	2.04%	2.03%	1.93%	1.70%
Expenses net of voluntary waivers, if any	1.98% A	2.02%	2.04%	2.03%	1.93%	1.70%
Expenses net of all reductions	1.95% A	2.00%	2.01%	1.97%	1.92%	1.69%
Net investment income (loss)	(.92)% A	(1.14)%	(1.17)%	(.73)% G	(1.16)%	(.95)%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 301	$ 290	$ 196	$ 172	$ 87
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 32.37	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	.22	2.63	9.04	(2.78) H	(1.91)
Total from investment operations	.07	2.30	8.78	(2.93)	(1.98)
Distributions from net realized gain	(.26)	-	-	(.25)	-
Net asset value, end of period	$ 32.18	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Total Return B, C, D	.19%	7.65%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.97% A	1.97%	1.99%	2.01%	1.87% A
Expenses net of voluntary waivers, if any	1.97% A	1.97%	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.95% A	1.96%	1.97%	1.94%	1.86% A
Net investment income (loss)	(.92)% A	(1.10)%	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 136	$ 106	$ 53	$ 21
Portfolio turnover rate	23% A	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74
Income from Investment Operations
Net investment income (loss) D	.03	- G	.02	.12 F	- G	.04
Net realized and unrealized gain (loss)	.24	2.90	9.84	(2.96) F	2.86	2.56
Total from investment operations	.27	2.90	9.86	(2.84)	2.86	2.60
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	(.26)	-	-	(.26)	(1.32)	(5.81)
Total distributions	(.26)	-	-	(.26)	(1.34)	(5.81)
Net asset value, end of period	$ 35.72	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53
Total Return B, C	.74%	8.84%	42.96%	(11.06)%	12.26%	11.62%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.87%	.79%	.80%	.79%	.59%
Expenses net of voluntary waivers, if any	.88% A	.87%	.79%	.80%	.79%	.59%
Expenses net of all reductions	.85% A	.86%	.76%	.73%	.77%	.58%
Net investment income (loss)	.19% A	.00%	.08%	.50% F	(.01)%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 186	$ 185	$ 22	$ 16	$ 19	$ 19
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21
Income from Investment Operations
Net investment income (loss) D	.05	.03	.01	.10 F	(.02)	.03
Net realized and unrealized gain (loss)	.23	2.82	9.58	(2.89) F	2.83	2.51
Total from investment operations	.28	2.85	9.59	(2.79)	2.81	2.54
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(.26)	-	-	(.27)	(1.32)	(5.79)
Total distributions	(.26)	-	-	(.27)	(1.35)	(5.79)
Net asset value, end of period	$ 34.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96
Total Return B, C	.79%	8.92%	42.89%	(11.15)%	12.35%	11.61%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.79%	.83%	.87%	.84%	.63%
Expenses net of voluntary waivers, if any	.79% A	.79%	.83%	.87%	.84%	.63%
Expenses net of all reductions	.76% A	.78%	.81%	.80%	.83%	.62%
Net investment income (loss)	.27% A	.08%	.03%	.44% F	(.06)%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 131	$ 141	$ 65	$ 47	$ 11
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 638,122
Unrealized depreciation	(214,470)
Net unrealized appreciation (depreciation)	$ 423,652
Cost for federal income tax purposes	$ 1,834,711

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $243,362 and $381,172, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 377	$ 3
Class T	.25%	.25%	2,660	26
Class B	.75%	.25%	1,425	1,070
Class C	.75%	.25%	647	135
			$ 5,109	$ 1,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90
Class T	34
Class B*	325
Class C*	13
$ 462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 457	.30 *
Class T	1,281	.24 *
Class B	498	.35 *
Class C	224	.35 *
Fidelity Value Strategies Fund	233	.25 *
Institutional Class	100	.16 *
	$ 2,793

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $91 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 7,778	2.71%	-	$ 14

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $2,598. The weighted average interest rate was 3.25%. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $279 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Value Strategies Fund	$ 1

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 2,289	$ -
Class T	8,174	-
Class B	2,340	-
Class C	1,075	-
Fidelity Value Strategies Fund	1,386	-
Institutional Class	945	-
Total	$ 16,209	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	1,624	4,586	$ 54,273	$ 144,919
Reinvestment of distributions	64	-	2,172	-
Shares redeemed	(1,529)	(3,378)	(50,936)	(104,408)
Net increase (decrease)	159	1,208	$ 5,509	$ 40,511
Class T
Shares sold	3,991	14,187	$ 135,961	$ 461,357
Reinvestment of distributions	223	-	7,710	-
Shares redeemed	(6,410)	(17,509)	(218,672)	(560,918)
Net increase (decrease)	(2,196)	(3,322)	$ (75,001)	$ (99,561)
Class B
Shares sold	394	1,829	$ 12,750	$ 56,577
Reinvestment of distributions	66	-	2,149	-
Shares redeemed	(1,359)	(2,159)	(43,555)	(65,623)
Net increase (decrease)	(899)	(330)	$ (28,656)	$ (9,046)
Class C
Shares sold	407	1,844	$ 13,139	$ 56,769
Reinvestment of distributions	31	-	996	-
Shares redeemed	(1,015)	(1,163)	(32,006)	(35,100)
Net increase (decrease)	(577)	681	$ (17,871)	$ 21,669
Fidelity Value Strategies Fund
Shares sold	1,654	8,218	$ 59,167	$ 279,281
Reinvestment of distributions	37	-	1,326	-
Shares redeemed	(1,673)	(3,695)	(59,145)	(120,650)
Net increase (decrease)	18	4,523	$ 1,348	$ 158,631
Institutional Class
Shares sold	488	1,513	$ 16,959	$ 50,037
Reinvestment of distributions	17	-	585	-
Shares redeemed	(742)	(2,152)	(25,693)	(69,064)
Net increase (decrease)	(237)	(639)	$ (8,149)	$ (19,027)

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ISO-USAN-0705
1.786806.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity

Value Strategies Fund

(A Class of Fidelity® Advisor Value
Strategies Fund)

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Class A
Actual	$ 1,000.00	$ 1,006.10	$ 5.90
HypotheticalA	$ 1,000.00	$ 1,019.05	$ 5.94
Class T
Actual	$ 1,000.00	$ 1,005.00	$ 6.85
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 6.89
Class B
Actual	$ 1,000.00	$ 1,001.90	$ 9.88
HypotheticalA	$ 1,000.00	$ 1,015.06	$ 9.95
Class C
Actual	$ 1,000.00	$ 1,001.90	$ 9.83
HypotheticalA	$ 1,000.00	$ 1,015.11	$ 9.90
Fidelity Value Strategies Fund
Actual	$ 1,000.00	$ 1,007.40	$ 4.40
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 1,007.90	$ 3.95
HypotheticalA	$ 1,000.00	$ 1,020.99	$ 3.98

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.18%
Class T	1.37%
Class B	1.98%
Class C	1.97%
Fidelity Value Strategies Fund	.88%
Institutional Class	.79%

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Take-Two Interactive Software, Inc.	5.4	4.6
THQ, Inc.	4.2	2.9
Beazer Homes USA, Inc.	4.2	3.0
Jack in the Box, Inc.	3.7	3.2
WMS Industries, Inc.	3.6	3.2
ACE Ltd.	2.7	2.3
Advanced Micro Devices, Inc.	2.6	2.9
palmOne, Inc.	2.5	2.8
York International Corp.	1.9	1.6
Jones Apparel Group, Inc.	1.9	2.0
	32.7
Top Five Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.0	40.3
Consumer Discretionary	28.1	27.3
Financials	14.7	11.3
Industrials	11.9	11.8
Materials	4.9	4.9
Asset Allocation (% of fund's net assets)
As of May 31, 2005 *		As of November 30, 2004 **
	Stocks 98.6%		Stocks 98.4%
	Convertible Securities 1.4%		Convertible Securities 1.3%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	10.0%	** Foreign investments	12.8%

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 27.5%
Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 15,709
ArvinMeritor, Inc.	123,500	1,778
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	880
Lear Corp.	110,000	4,147
TRW Automotive Holdings Corp. (a)	549,600	11,195
		33,709
Automobiles - 1.5%
Nissan Motor Co. Ltd.	3,000,000	29,341
Hotels, Restaurants & Leisure - 9.5%
AFC Enterprises, Inc. (a)	413,700	10,549
Domino's Pizza, Inc.	1,531,600	35,058
Jack in the Box, Inc. (a)(e)	1,806,050	74,915
WMS Industries, Inc. (a)(d)(e)	2,301,300	73,112
		193,634
Household Durables - 11.2%
Beazer Homes USA, Inc. (d)	1,578,189	84,370
Centex Corp.	200,000	13,096
D.R. Horton, Inc.	911,988	31,527
Lennar Corp.:
Class A (d)	649,400	37,672
Class B	64,940	3,490
Levitt Corp. Class A	95,000	2,736
M/I Homes, Inc.	443,200	22,373
Maytag Corp. (d)	1,140,000	16,633
Whirlpool Corp.	230,000	15,824
		227,721
Media - 1.4%
Carmike Cinemas, Inc. (e)	834,300	27,290
Specialty Retail - 0.3%
Big Dog Holdings, Inc. (a)(e)	1,024,100	6,933
Textiles, Apparel & Luxury Goods - 1.9%
Jones Apparel Group, Inc.	1,222,900	39,023
TOTAL CONSUMER DISCRETIONARY		557,651
CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Jones Soda Co. (a)	815,400	5,716
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Koninklijke Ahold NV sponsored ADR (a)	600,000	$ 4,560
TOTAL CONSUMER STAPLES		10,276
FINANCIALS - 14.7%
Capital Markets - 0.1%
Lazard Ltd. Class A	24,000	520
TradeStation Group, Inc. (a)	161,700	1,192
		1,712
Consumer Finance - 0.0%
Dollar Financial Corp.	18,900	169
Insurance - 13.3%
ACE Ltd.	1,250,000	54,025
AMBAC Financial Group, Inc.	142,100	10,253
American Equity Investment Life Holding Co. (d)	1,482,200	15,104
American International Group, Inc.	81,200	4,511
Assurant, Inc.	35,900	1,262
Axis Capital Holdings Ltd.	500,000	13,755
Endurance Specialty Holdings Ltd.	742,700	27,071
Everest Re Group Ltd.	60,700	5,432
Genworth Financial, Inc. Class A (non-vtg.)	649,100	18,817
Hartford Financial Services Group, Inc.	81,100	6,065
MBIA, Inc.	162,400	9,083
MetLife, Inc.	720,000	32,112
Montpelier Re Holdings Ltd.	257,000	8,828
Scottish Re Group Ltd.	129,600	3,030
The St. Paul Travelers Companies, Inc.	450,736	17,074
United America Indemnity Ltd. Class A (a)	374,200	6,380
W.R. Berkley Corp.	1,050,000	37,233
		270,035
Real Estate - 0.0%
ZipRealty, Inc.	3,000	41
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	1,138,200	25,405
TOTAL FINANCIALS		297,362
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Syneron Medical Ltd.	81,500	$ 2,748
Health Care Providers & Services - 0.1%
Pediatrix Medical Group, Inc. (a)	40,800	3,004
Pharmaceuticals - 0.3%
Pain Therapeutics, Inc. (a)	1,050,000	5,513
TOTAL HEALTH CARE		11,265
INDUSTRIALS - 11.8%
Airlines - 2.0%
AMR Corp. (a)(d)	2,463,800	31,783
Delta Air Lines, Inc. (a)	1,215,230	4,679
Pinnacle Airlines Corp. (a)(d)	407,548	3,994
		40,456
Building Products - 2.0%
NCI Building Systems, Inc. (a)	51,800	1,789
York International Corp.	962,100	39,639
		41,428
Commercial Services & Supplies - 3.2%
Central Parking Corp.	765,500	12,937
Hudson Highland Group, Inc. (a)	208,570	3,339
Kforce, Inc. (a)	412,335	3,315
Monster Worldwide, Inc. (a)	1,256,409	33,144
Vedior NV (Certificaten Van Aandelen)	915,000	12,982
		65,717
Electrical Equipment - 0.5%
Color Kinetics, Inc.	775,400	8,483
TB Wood's Corp. (e)	261,300	1,510
		9,993
Machinery - 3.2%
Navistar International Corp. (a)	840,200	25,635
SPX Corp.	322,400	14,318
Timken Co.	1,000,000	23,500
TurboChef Technologies, Inc. (a)(d)	81,500	905
		64,358
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	374,200	5,385
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. Trust	448,800	$ 13,150
TOTAL INDUSTRIALS		240,487
INFORMATION TECHNOLOGY - 37.3%
Communications Equipment - 4.9%
ADC Telecommunications, Inc. (a)	895,342	16,259
AudioCodes Ltd. (a)	820,000	9,897
Belden CDT, Inc.	1,101,385	22,160
EVS Broadcast Equipment SA	186,025	4,555
Netopia, Inc. (a)	400,000	1,320
NMS Communications Corp. (a)	1,985,221	6,452
Performance Technologies, Inc. (a)(e)	1,223,100	8,231
Powerwave Technologies, Inc. (a)	802,700	7,329
Terayon Communication Systems, Inc. (a)(e)	7,116,500	22,559
		98,762
Computers & Peripherals - 2.5%
palmOne, Inc. (a)(d)	1,819,154	51,700
Electronic Equipment & Instruments - 1.1%
AVX Corp.	658,100	7,818
Cherokee International Corp. (a)	120,500	495
Dolby Laboratories, Inc. Class A	415,400	8,283
RadiSys Corp. (a)	100,000	1,617
Richardson Electronics Ltd.	355,500	3,164
		21,377
Internet Software & Services - 5.9%
Ariba, Inc. (a)	650,000	3,985
Art Technology Group, Inc. (a)	2,050,000	2,214
Google, Inc. Class A (sub. vtg.)	87,800	24,444
Housevalues, Inc. (d)	4,400	59
iBasis, Inc. (a)	160,000	368
Interwoven, Inc. (a)(e)	2,514,875	20,018
Keynote Systems, Inc. (a)	872,451	10,120
Loudeye Corp. (a)	1,217,100	1,095
PlanetOut, Inc.	259,900	2,092
Plumtree Software, Inc. (a)	1,400,000	6,440
Selectica, Inc. (a)(e)	2,068,200	6,556
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SonicWALL, Inc. (a)	2,600,000	$ 16,068
Vignette Corp. (a)(e)	22,074,029	25,606
		119,065
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	3,169,700	51,983
Agere Systems, Inc. (a)	322,500	4,386
Applied Micro Circuits Corp. (a)	2,800,000	8,036
Atmel Corp. (a)	3,520,100	10,560
Conexant Systems, Inc. (a)	2,719,800	3,889
Hi/fn, Inc. (a)(e)	1,200,000	7,968
Integrated Device Technology, Inc. (a)	891,300	10,901
Mattson Technology, Inc. (a)	1,270,367	9,934
Mindspeed Technologies, Inc. (a)	199,999	286
MIPS Technologies, Inc. (a)	1,256,873	10,834
Omnivision Technologies, Inc. (a)(d)	1,622,600	25,670
ON Semiconductor Corp. (a)	1,537,300	6,918
Pericom Semiconductor Corp. (a)	704,300	5,641
Samsung Electronics Co. Ltd.	20,500	9,950
Transwitch Corp. (a)(d)	2,688,400	5,296
Trident Microsystems, Inc. (a)	326,000	6,905
		179,157
Software - 14.1%
Activision, Inc. (a)	363,333	5,726
Actuate Corp. (a)(e)	3,975,000	8,507
Aspen Technology, Inc. (a)(d)	1,476,100	7,735
BindView Development Corp. (a)	1,500,000	4,680
i2 Technologies, Inc. (a)	810,440	6,646
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
JDA Software Group, Inc. (a)	773,200	9,990
MapInfo Corp. (a)(e)	1,375,746	17,142
PalmSource, Inc. (a)(d)	174,441	1,750
RADWARE Ltd. (a)	237,800	5,315
Synopsys, Inc. (a)	324,200	5,858
Take-Two Interactive Software, Inc. (a)(e)	4,224,450	108,823
THQ, Inc. (a)(e)	3,065,739	85,503
Ulticom, Inc. (a)	2,026,200	18,641
		286,316
TOTAL INFORMATION TECHNOLOGY		756,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - 4.9%
Chemicals - 2.1%
Eastman Chemical Co.	600,000	$ 35,268
FMC Corp. (a)	50,000	2,773
Lyondell Chemical Co.	171,855	4,080
		42,121
Construction Materials - 1.9%
Eagle Materials, Inc. (d)	56,932	4,991
Eagle Materials, Inc. Class B	14,901	1,267
Texas Industries, Inc.	410,600	18,896
U.S. Concrete, Inc. (a)(e)	2,315,898	14,173
		39,327
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	210,600	5,415
Metals & Mining - 0.6%
NN, Inc.	162,197	2,058
POSCO sponsored ADR	100,000	4,492
Steel Dynamics, Inc.	189,900	5,106
		11,656
TOTAL MATERIALS		98,519
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.3%
Alaska Communication Systems Group, Inc.	405,500	3,840
Iowa Telecommunication Services, Inc.	1,155,700	21,727
		25,567
Wireless Telecommunication Services - 0.1%
Motient Corp. (a)	162,300	3,084
TOTAL TELECOMMUNICATION SERVICES		28,651
TOTAL COMMON STOCKS (Cost $1,588,586)		2,000,588
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(g)	2,400	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Convertible Bonds - 1.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (f)	$ 7,500	12,806
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (f)	2,500	2,050
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.5%
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,100
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd. 7.75% 12/15/11 (f)	2,322	2,206
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09	2,000	2,545
TOTAL INFORMATION TECHNOLOGY		13,851
TOTAL CONVERTIBLE BONDS (Cost $20,700)		28,707
Money Market Funds - 11.3%
	Shares	Value (Note 1) (000s)
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c) (Cost $229,068)	229,068,000	$ 229,068
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $1,838,390)		2,258,363
NET OTHER ASSETS - (11.3)%		(229,318)
NET ASSETS - 100%		$ 2,029,045
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,062,000 or 0.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	90.0%
Bermuda	5.4%
Japan	1.5%
Others (individually less than 1%)	3.1%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate (Amount in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 9,421	$ -	$ -	$ -	$ 8,507
Big Dog Holdings, Inc..	6,431	-	-	-	6,933
Carmike Cinemas, Inc..	31,236	-	-	292	27,290
Hi/fn, Inc..	9,600	-	-	-	7,968
Interwoven, Inc..	21,962	2,109	-	-	20,018
Jack in the Box, Inc..	68,233	-	-	-	74,915
MapInfo Corp..	16,440	-	-	-	17,142
Performance Technologies, Inc..	8,721	-	-	-	8,231
Selectica, Inc..	7,963	-	-	-	6,556
Take-Two Interactive Software, Inc..	98,426	-	-	-	108,823
TB Wood's Corp..	1,416	-	-	-	1,510
Terayon Communication Systems, Inc..	14,162	-	-	-	22,559
THQ, Inc..	63,733	2,590	-	-	85,503
U.S. Concrete, Inc..	16,837	-	-	-	14,173
Vignette Corp..	27,557	496	-	-	25,606
WMS Industries, Inc..	68,441	-	-	-	73,112
Total . .	$ 470,579	$ 5,195	$ -	$ 292	$ 508,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $223,002) (cost $1,838,390) - See accompanying schedule		$ 2,258,363
Receivable for investments sold		3,612
Receivable for fund shares sold		2,440
Dividends receivable		1,213
Interest receivable		393
Prepaid expenses		5
Other receivables		390
Total assets		2,266,416

Liabilities
Payable to custodian bank	$ 1,981
Payable for investments purchased	2
Payable for fund shares redeemed	4,059
Accrued management fee	934
Distribution fees payable	788
Other affiliated payables	491
Other payables and accrued expenses	48
Collateral on securities loaned, at value	229,068
Total liabilities		237,371

Net Assets		$ 2,029,045
Net Assets consist of:
Paid in capital		$ 1,524,765
Accumulated net investment loss		(2,608)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		86,922
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		419,966
Net Assets		$ 2,029,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2005 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($303,981 ÷ 9,066 shares)	$ 33.53

Maximum offering price per share (100/94.25 of $33.53)	$ 35.58
Class T: Net Asset Value and redemption price per share ($1,029,056 ÷ 30,091 shares)	$ 34.20

Maximum offering price per share (100/96.50 of $34.20)	$ 35.44
Class B: Net Asset Value and offering price per share ($270,006 ÷ 8,346 shares)A	$ 32.35

Class C: Net Asset Value and offering price per share ($117,067 ÷ 3,638 shares)A	$ 32.18

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($186,042 ÷ 5,208 shares)	$ 35.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($122,893 ÷ 3,529 shares)	$ 34.82

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends (including $292 received from affiliated issuers)		$ 8,736
Interest		1,390
Security lending		691
Total income		10,817

Expenses
Management fee	$ 5,993
Transfer agent fees	2,793
Distribution fees	5,109
Accounting and security lending fees	355
Independent trustees' compensation	5
Custodian fees and expenses	38
Registration fees	88
Audit	31
Legal	3
Interest	15
Miscellaneous	61
Total expenses before reductions	14,491
Expense reductions	(283)	14,208
Net investment income (loss)		(3,391)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	87,920
Foreign currency transactions	18
Total net realized gain (loss)		87,938
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,934)
Assets and liabilities in foreign currencies	(29)
Total change in net unrealized appreciation (depreciation)		(75,963)
Net gain (loss)		11,975
Net increase (decrease) in net assets resulting from operations		$ 8,584

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2005 (Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,391)	$ (11,049)
Net realized gain (loss)	87,938	96,729
Change in net unrealized appreciation (depreciation)	(75,963)	56,876
Net increase (decrease) in net assets resulting from operations	8,584	142,556
Distributions to shareholders from net realized gain	(16,209)	-
Share transactions - net increase (decrease)	(122,820)	93,177
Total increase (decrease) in net assets	(130,445)	235,733

Net Assets
Beginning of period	2,159,490	1,923,757
End of period (including accumulated net investment loss of $2,608 and undistributed net investment income of $783, respectively)	$ 2,029,045	$ 2,159,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42	$ 26.76
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)	(.08)	.02 G	(.10)	(.06)
Net realized and unrealized gain (loss)	.23	2.73	9.29	(2.82) G	2.75	2.46
Total from investment operations	.21	2.63	9.21	(2.80)	2.65	2.40
Distributions from net realized gain	(.26)	-	-	(.23)	(1.30)	(5.74)
Net asset value, end of period	$ 33.53	$ 33.58	$ 30.95	$ 21.74	$ 24.77	$ 23.42
Total Return B, C, D	.61%	8.50%	42.36%	(11.46)%	11.90%	11.18%
Ratios to Average Net Assets F
Expenses before expense reductions	1.18% A	1.18%	1.21%	1.24%	1.17%	1.01%
Expenses net of voluntary waivers, if any	1.18% A	1.18%	1.21%	1.24%	1.17%	1.01%
Expenses net of all reductions	1.15% A	1.17%	1.18%	1.17%	1.16%	1.00%
Net investment income (loss)	(.12)% A	(.30)%	(.35)%	.07% G	(.39)%	(.26)%
Supplemental Data
Net assets, end of period (in millions)	$ 304	$ 299	$ 238	$ 129	$ 89	$ 20
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91	$ 27.13
Income from Investment Operations
Net investment income (loss) E	(.05)	(.16)	(.13)	(.03) G	(.15)	(.10)
Net realized and unrealized gain (loss)	.23	2.79	9.50	(2.90) G	2.81	2.52
Total from investment operations	.18	2.63	9.37	(2.93)	2.66	2.42
Distributions from net realized gain	(.26)	-	-	(.15)	(1.21)	(5.64)
Net asset value, end of period	$ 34.20	$ 34.28	$ 31.65	$ 22.28	$ 25.36	$ 23.91
Total Return B, C, D	.50%	8.31%	42.06%	(11.66)%	11.65%	11.03%
Ratios to Average Net Assets F
Expenses before expense reductions	1.37% A	1.38%	1.41%	1.42%	1.36%	1.15%
Expenses net of voluntary waivers, if any	1.37% A	1.38%	1.41%	1.42%	1.36%	1.15%
Expenses net of all reductions	1.34% A	1.36%	1.38%	1.35%	1.34%	1.14%
Net investment income (loss)	(.31)% A	(.50)%	(.54)%	(.12)% G	(.58)%	(.40)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,029	$ 1,107	$ 1,127	$ 710	$ 667	$ 403
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08	$ 26.36
Income from Investment Operations
Net investment income (loss) E	(.15)	(.35)	(.27)	(.16) G	(.28)	(.22)
Net realized and unrealized gain (loss)	.22	2.65	9.09	(2.80) G	2.71	2.44
Total from investment operations	.07	2.30	8.82	(2.96)	2.43	2.22
Distributions from net realized gain	(.26)	-	-	(.07)	(1.06)	(5.50)
Net asset value, end of period	$ 32.35	$ 32.54	$ 30.24	$ 21.42	$ 24.45	$ 23.08
Total Return B, C, D	.19%	7.61%	41.18%	(12.16)%	10.97%	10.42%
Ratios to Average Net Assets F
Expenses before expense reductions	1.98% A	2.02%	2.04%	2.03%	1.93%	1.70%
Expenses net of voluntary waivers, if any	1.98% A	2.02%	2.04%	2.03%	1.93%	1.70%
Expenses net of all reductions	1.95% A	2.00%	2.01%	1.97%	1.92%	1.69%
Net investment income (loss)	(.92)% A	(1.14)%	(1.17)%	(.73)% G	(1.16)%	(.95)%
Supplemental Data
Net assets, end of period (in millions)	$ 270	$ 301	$ 290	$ 196	$ 172	$ 87
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 32.37	$ 30.07	$ 21.29	$ 24.47	$ 26.45
Income from Investment Operations
Net investment income (loss) E	(.15)	(.33)	(.26)	(.15) H	(.07)
Net realized and unrealized gain (loss)	.22	2.63	9.04	(2.78) H	(1.91)
Total from investment operations	.07	2.30	8.78	(2.93)	(1.98)
Distributions from net realized gain	(.26)	-	-	(.25)	-
Net asset value, end of period	$ 32.18	$ 32.37	$ 30.07	$ 21.29	$ 24.47
Total Return B, C, D	.19%	7.65%	41.24%	(12.15)%	(7.49)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.97% A	1.97%	1.99%	2.01%	1.87% A
Expenses net of voluntary waivers, if any	1.97% A	1.97%	1.99%	2.01%	1.87% A
Expenses net of all reductions	1.95% A	1.96%	1.97%	1.94%	1.86% A
Net investment income (loss)	(.92)% A	(1.10)%	(1.13)%	(.71)% H	(1.10)% A
Supplemental Data
Net assets, end of period (in millions)	$ 117	$ 136	$ 106	$ 53	$ 21
Portfolio turnover rate	23% A	26%	32%	49%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 16, 2001 (commencement of sale of shares) to November 30, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53	$ 27.74
Income from Investment Operations
Net investment income (loss) D	.03	- G	.02	.12 F	- G	.04
Net realized and unrealized gain (loss)	.24	2.90	9.84	(2.96) F	2.86	2.56
Total from investment operations	.27	2.90	9.86	(2.84)	2.86	2.60
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	(.26)	-	-	(.26)	(1.32)	(5.81)
Total distributions	(.26)	-	-	(.26)	(1.34)	(5.81)
Net asset value, end of period	$ 35.72	$ 35.71	$ 32.81	$ 22.95	$ 26.05	$ 24.53
Total Return B, C	.74%	8.84%	42.96%	(11.06)%	12.26%	11.62%
Ratios to Average Net Assets E
Expenses before expense reductions	.88% A	.87%	.79%	.80%	.79%	.59%
Expenses net of voluntary waivers, if any	.88% A	.87%	.79%	.80%	.79%	.59%
Expenses net of all reductions	.85% A	.86%	.76%	.73%	.77%	.58%
Net investment income (loss)	.19% A	.00%	.08%	.50% F	(.01)%	.16%
Supplemental Data
Net assets, end of period (in millions)	$ 186	$ 185	$ 22	$ 16	$ 19	$ 19
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96	$ 27.21
Income from Investment Operations
Net investment income (loss) D	.05	.03	.01	.10 F	(.02)	.03
Net realized and unrealized gain (loss)	.23	2.82	9.58	(2.89) F	2.83	2.51
Total from investment operations	.28	2.85	9.59	(2.79)	2.81	2.54
Distributions from net investment income	-	-	-	-	(.03)	-
Distributions from net realized gain	(.26)	-	-	(.27)	(1.32)	(5.79)
Total distributions	(.26)	-	-	(.27)	(1.35)	(5.79)
Net asset value, end of period	$ 34.82	$ 34.80	$ 31.95	$ 22.36	$ 25.42	$ 23.96
Total Return B, C	.79%	8.92%	42.89%	(11.15)%	12.35%	11.61%
Ratios to Average Net Assets E
Expenses before expense reductions	.79% A	.79%	.83%	.87%	.84%	.63%
Expenses net of voluntary waivers, if any	.79% A	.79%	.83%	.87%	.84%	.63%
Expenses net of all reductions	.76% A	.78%	.81%	.80%	.83%	.62%
Net investment income (loss)	.27% A	.08%	.03%	.44% F	(.06)%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 123	$ 131	$ 141	$ 65	$ 47	$ 11
Portfolio turnover rate	23% A	26%	32%	49%	31%	48%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Value Strategies Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Value Strategies Fund, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 638,122
Unrealized depreciation	(214,470)
Net unrealized appreciation (depreciation)	$ 423,652
Cost for federal income tax purposes	$ 1,834,711

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $243,362 and $381,172, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 377	$ 3
Class T	.25%	.25%	2,660	26
Class B	.75%	.25%	1,425	1,070
Class C	.75%	.25%	647	135
			$ 5,109	$ 1,234

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 90
Class T	34
Class B*	325
Class C*	13
$ 462

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Value Strategies Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Value Strategies Fund shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 457	.30 *
Class T	1,281	.24 *
Class B	498	.35 *
Class C	224	.35 *
Fidelity Value Strategies Fund	233	.25 *
Institutional Class	100	.16 *
	$ 2,793

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $91 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $68 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

participating affiliated funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Borrower	$ 7,778	2.71%	-	$ 14

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $2,598. The weighted average interest rate was 3.25%. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $279 for the period. In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity Value Strategies Fund	$ 1

9. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2005	Year ended November 30, 2004
From net realized gain
Class A	$ 2,289	$ -
Class T	8,174	-
Class B	2,340	-
Class C	1,075	-
Fidelity Value Strategies Fund	1,386	-
Institutional Class	945	-
Total	$ 16,209	$ -

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2005	Year ended November 30, 2004	Six months ended May 31, 2005	Year ended November 30, 2004
Class A
Shares sold	1,624	4,586	$ 54,273	$ 144,919
Reinvestment of distributions	64	-	2,172	-
Shares redeemed	(1,529)	(3,378)	(50,936)	(104,408)
Net increase (decrease)	159	1,208	$ 5,509	$ 40,511
Class T
Shares sold	3,991	14,187	$ 135,961	$ 461,357
Reinvestment of distributions	223	-	7,710	-
Shares redeemed	(6,410)	(17,509)	(218,672)	(560,918)
Net increase (decrease)	(2,196)	(3,322)	$ (75,001)	$ (99,561)
Class B
Shares sold	394	1,829	$ 12,750	$ 56,577
Reinvestment of distributions	66	-	2,149	-
Shares redeemed	(1,359)	(2,159)	(43,555)	(65,623)
Net increase (decrease)	(899)	(330)	$ (28,656)	$ (9,046)
Class C
Shares sold	407	1,844	$ 13,139	$ 56,769
Reinvestment of distributions	31	-	996	-
Shares redeemed	(1,015)	(1,163)	(32,006)	(35,100)
Net increase (decrease)	(577)	681	$ (17,871)	$ 21,669
Fidelity Value Strategies Fund
Shares sold	1,654	8,218	$ 59,167	$ 279,281
Reinvestment of distributions	37	-	1,326	-
Shares redeemed	(1,673)	(3,695)	(59,145)	(120,650)
Net increase (decrease)	18	4,523	$ 1,348	$ 158,631
Institutional Class
Shares sold	488	1,513	$ 16,959	$ 50,037
Reinvestment of distributions	17	-	585	-
Shares redeemed	(742)	(2,152)	(25,693)	(69,064)
Net increase (decrease)	(237)	(639)	$ (8,149)	$ (19,027)

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
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73-575 El Paseo
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251 University Avenue
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123 South Lake Avenue
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1740 Arden Way
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7676 Hazard Center Drive
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8 Montgomery Street
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3793 State Street
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21701 Hawthorne Boulevard
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2001 North Main Street
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Colorado

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2465 State Road 7
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3445 Peachtree Road, N.E.
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1000 Abernathy Road
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Illinois

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875 North Michigan Ave.
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Maine

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Maryland

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Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
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Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
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29155 Northwestern Hwy.
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Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SOI-USAN-0705
1.786807.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 27, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 27, 2005